UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – March 31, 2008

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2008. The schedules have not been audited.

EQ Advisors Trust

Quarterly Report

March 31, 2008

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,047,115	$10,460,252
EQ/AllianceBernstein Value Portfolio‡	1,306,567	16,695,314
EQ/AXA Rosenberg Long/Short Value Portfolio‡	1,517,859	15,846,443
EQ/BlackRock Basic Value Equity Portfolio‡	1,980,677	28,430,560
EQ/BlackRock International Value Portfolio‡	1,290,194	18,386,390
EQ/Davis New York Venture Portfolio‡	773,002	7,829,077
EQ/Evergreen International Bond Portfolio‡	765,858	9,035,245
EQ/Franklin Small Cap Value Portfolio‡	1,093,187	10,234,621
EQ/GAMCO Mergers & Acquisitions Portfolio‡	643,325	7,550,387
EQ/GAMCO Small Company Value Portfolio‡	432,004	12,655,957
EQ/JPMorgan Core Bond Portfolio‡	253,824	2,676,922
EQ/Long Term Bond Portfolio‡	1,135,109	15,611,991
EQ/Marsico Focus Portfolio‡	1,653,467	25,423,724
EQ/PIMCO Real Return Portfolio‡	1,281,433	14,205,483
EQ/Short Duration Bond Portfolio‡	1,610,288	16,471,276
EQ/Van Kampen Emerging Markets Equity Portfolio‡	979,259	15,714,892
EQ/Van Kampen Real Estate Portfolio‡	1,859,424	15,775,102
iShares Cohen & Steers Realty Majors Index Fund	35,710	2,870,727
iShares COMEX Gold Trust*	50,140	4,546,194
iShares S&P Global Energy Sector Index Fund	25,420	3,305,617
iShares S&P North American Natural Resources Sector Index Fund	61,970	7,913,569
iShares Silver Trust*	6,550	1,116,185
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	30,320	2,092,383
MarketPLUS International Core Portfolio‡	3,346,740	39,768,884
Multimanager Aggressive Equity Portfolio‡	289,783	8,120,562
Multimanager Core Bond Portfolio‡	1,368,607	14,288,935
Multimanager High Yield Portfolio‡	703,318	3,626,402
Multimanager International Equity Portfolio‡	552,427	8,147,509
Multimanager Large Cap Core Equity Portfolio‡	1,704,792	17,767,059
Multimanager Large Cap Value Portfolio‡	1,114,828	11,944,119
Multimanager Mid Cap Growth Portfolio‡	346,777	2,661,494
Multimanager Mid Cap Value Portfolio‡	737,793	6,169,947
Multimanager Small Cap Growth Portfolio‡	754,024	5,609,023
Multimanager Small Cap Value Portfolio‡	34,353	351,362

Total Investment Companies (99.7%) (Cost $416,371,333)		383,303,607

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
1.59%, 4/1/08	$1,402,765	1,402,765

(Amortized Cost $1,402,765)
Total Investments (100.1%) (Cost/Amortized Cost $417,774,098)		384,706,372
Other Assets Less Liabilities (-0.1%)		(387,697)

Net Assets (100%)		$384,318,675

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/ (Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$14,478,269	$193,237	$4,467,008	$10,460,252	$—	$(164,632)
EQ/AllianceBernstein Value Portfolio	19,953,181	241,546	1,630,128	16,695,314	—	(179,279)
EQ/AXA Rosenberg Value Long/Short Equity Portfolio	17,456,068	106,280	1,303,629	15,846,443	—	(28,460)
EQ/BlackRock Basic Value Equity Portfolio	32,918,983	357,489	2,254,686	28,430,560	—	(138,970)
EQ/BlackRock International Value Portfolio	22,010,523	202,899	1,621,525	18,386,390	—	(346,590)
EQ/Davis New York Venture Portfolio	7,854,668	1,077,295	483,334	7,829,077	—	(51,516)
EQ/Evergreen International Bond Portfolio	8,573,901	67,633	373,214	9,035,245	—	40,337
EQ/Franklin Small Cap Value Portfolio	15,855,511	173,913	6,402,354	10,234,621	—	(1,347,916)
EQ/GAMCO Mergers & Acquisitions Portfolio	10,482,116	106,280	2,986,474	7,550,387	—	(345,587)
EQ/GAMCO Small Company Value Portfolio	13,705,209	—	81,642	12,655,957	—	(7,365)
EQ/JPMorgan Core Bond Portfolio	2,896,992	19,324	178,050	2,676,922	—	(4,388)
EQ/Long Term Bond Portfolio	16,214,536	135,266	835,623	15,611,991	—	(19,948)
EQ/Marsico Focus Portfolio	30,786,863	270,532	1,557,808	25,423,724	—	67,827
EQ/PIMCO Real Return Portfolio	13,779,647	57,971	322,094	14,205,483	—	27,481
EQ/Short Duration Bond Portfolio	18,340,048	241,546	2,315,780	16,471,276	—	43,650
EQ/Van Kampen Emerging Markets Equity Portfolio	19,187,311	123,882	813,539	15,714,892	—	(81,474)
EQ/Van Kampen Real Estate Portfolio	14,287,213	1,754,590	1,168,246	15,775,102	—	(224,619)
MarketPLUS International Core Portfolio	44,919,278	405,798	3,211,071	39,768,884	—	(764,047)
Multimanager Aggressive Equity Portfolio	9,782,244	96,619	471,644	8,120,562	—	59,558
Multimanager Core Bond Portfolio	15,788,140	336,863	1,918,726	14,288,935	182,274	13,474
Multimanager High Yield Portfolio	4,134,785	77,295	498,319	3,626,402	—	(55,073)
Multimanager International Equity Portfolio	9,477,811	86,957	543,941	8,147,509	—	(71,001)
Multimanager Large Cap Core Equity Portfolio	21,075,320	204,621	1,315,456	17,767,059	—	(26,602)
Multimanager Large Cap Value Portfolio	7,965,005	5,038,647	261,206	11,944,119	—	(28,156)
Multimanager Mid Cap Growth Portfolio	3,283,849	19,324	160,000	2,661,494	—	(37,762)
Multimanager Mid Cap Value Portfolio	7,139,292	67,633	519,092	6,169,947	—	(116,968)
Multimanager Small Cap Growth Portfolio	—	5,800,000	—	5,609,023	—	—
Multimanager Small Cap Value Portfolio	3,261,125	183,575	3,673,795	351,362	—	(875,367)

	$405,607,888	$17,447,015	$41,368,384	$361,458,932	$182,274	$(4,663,393)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$21,844,675	$362,861,697	$—	$384,706,372
Other Investments*	—	—	—	—

Total	$21,844,675	$362,861,697	$—	$384,706,372

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$19,445,571
Net Proceeds of Sales and Redemptions:
Investment Companies	$42,322,540

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,100,946
Aggregate gross unrealized depreciation	(39,239,499)

Net unrealized depreciation	$(34,138,553)

Federal income tax cost of investments	$418,844,925

The Portfolio has a net capital loss carryforward of $392,823 of which $383,617 expires in the year 2009, and $9,206 expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Income Portfolio‡	34,250,339	$333,843,922
EQ/Mutual Shares Portfolio‡	32,301,332	319,503,355
EQ/Templeton Growth Portfolio‡	32,500,724	313,191,932

Total Investment Companies (99.3%) (Cost $1,073,493,624)		966,539,209

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
1.59%, 4/1/08
(Amortized Cost $5,442,167)	$5,442,167	5,442,167

Total Investments (99.8%) (Cost/Amortized Cost $1,078,935,791)		$971,981,376
Other Assets Less Liabilities (0.2%)		1,510,059

Net Assets (100%)		$973,491,435

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Franklin Income Portfolio	$274,276,544	$75,758,875	$791,776	$333,843,922	$—	$(73,695)
EQ/Mutual Shares Portfolio	272,728,867	75,758,875	827,817	319,503,355	—	(109,736)
EQ/Templeton Growth Portfolio	272,576,317	75,761,149	825,997	313,191,932	—	(107,894)

	$819,581,728	$227,278,899	$2,445,590	$966,539,209	$—	$(291,325)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$971,981,376	$—	$971,981,376
Other Investments*	—	—	—	—

Total	$—	$971,981,376	$—	$971,981,376

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$227,278,899
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,154,265

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(106,954,415)

Net unrealized depreciation	(106,954,415)

Federal income tax cost of investments	$1,078,935,791

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	5,280	$136,013
iShares MSCI Canada Index Fund	7,940	240,582
iShares MSCI EAFE Growth Index Fund	15,270	1,103,716
iShares MSCI EAFE Index Fund	56,640	4,072,416
iShares MSCI EAFE Value Index Fund	6,360	416,643
iShares MSCI Emerging Markets Index Fund	10,670	1,433,834
iShares MSCI France Index Fund	7,920	276,646
iShares MSCI Germany Index Fund	25,730	810,752
iShares MSCI Hong Kong Index Fund	5,720	102,674
iShares MSCI Japan Index Fund	93,880	1,161,296
iShares MSCI Pacific ex-Japan Index Fund	3,820	517,916
iShares MSCI Singapore Index Fund	18,780	239,821
iShares MSCI Spain Index Fund	7,200	442,152
iShares FTSE/Xinhua China 25 Index Fund	2,540	343,255
iShares S&P Europe 350 Index Fund	38,490	4,041,835
iShares S&P Latin America 40 Index Fund	920	232,300

Total Investment Companies (99.3%) (Cost $16,082,095)		15,571,851

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau
1.59%, 4/1/08
(Amortized Cost $202,675)	$202,675	202,675

Total Investments (100.6%) (Cost/Amortized Cost $16,284,770)		15,774,526
Other Assets Less Liabilities (-0.6%)		(90,977)

Net Assets (100%)		$15,683,549

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$15,571,851	$202,675	$—	$15,774,526
Other Investments*	—	—	—	—

Total	$15,571,851	$202,675	$—	$15,774,526

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,925,826
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,245,865

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,707
Aggregate gross unrealized depreciation	(732,951)

Net unrealized depreciation	$(510,244)

Federal income tax cost of investments	$16,284,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	11,833	$122,590
EQ/Equity 500 Index Portfolio‡	974	22,948
EQ/Evergreen International Bond Portfolio‡	1,190	14,038
EQ/International ETF Portfolio‡	211	2,297
EQ/PIMCO Real Return Portfolio‡	1,314	14,565
MarketPLUS International Core Portfolio‡	669	7,947
MarketPLUS Large Cap Core Portfolio‡	279	2,303
MarketPLUS Large Cap Growth Portfolio‡	112	1,800
MarketPLUS Mid Cap Value Portfolio‡	49	454
Multimanager High Yield Portfolio‡	2,151	11,088

Total Investments (100.0%) (Cost $200,000)		200,030
Other Assets Less Liabilities (-0.0%)		(72)

Net Assets (100%)		$199,958

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended March 31, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$120,500	$—	$122,590	$—	$—
EQ/Equity 500 Index Portfolio	—	25,000	—	22,948	—	—
EQ/Evergreen International Bond Portfolio	—	13,000	—	14,038	—	—
EQ/International ETF Portfolio	—	2,500	—	2,297	—	—
EQ/PIMCO Real Return Portfolio	—	14,000	—	14,565	—	—
MarketPLUS International Core Portfolio	—	8,500	—	7,947	—	—
MarketPLUS Large Cap Core Portfolio	—	2,500	—	2,303	—	—
MarketPLUS Large Cap Growth Portfolio	—	2,000	—	1,800	—	—
MarketPLUS Mid Cap Value Portfolio	—	500	—	454	—	—
Multimanager High Yield Portfolio	—	11,500	—	11,088	—	—

	$—	$200,000	$—	$200,030	$—	$—

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$200,030	$—	$200,030
Other Investments*	—	—	—	—

Total	$—	$200,030	$—	$200,030

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$200,000
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,692
Aggregate gross unrealized depreciation	(3,662)

Net unrealized appreciation	$30

Federal income tax cost of investments	$200,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	8,201	$84,967
EQ/Equity 500 Index Portfolio‡	1,694	39,930
EQ/Evergreen International Bond Portfolio‡	1,007	11,878
EQ/International ETF Portfolio‡	583	6,353
EQ/PIMCO Real Return Portfolio‡	1,126	12,484
EQ/Small Company Index Portfolio‡	438	4,589
EQ/Van Kampen Emerging Markets Equity Portfolio‡	77	1,234
MarketPLUS International Core Portfolio‡	1,495	17,763
MarketPLUS Large Cap Core Portfolio‡	558	4,605
MarketPLUS Large Cap Growth Portfolio‡	140	2,251
MarketPLUS Mid Cap Value Portfolio‡	98	908
Multimanager High Yield Portfolio‡	1,777	9,160

Total Investments (100.0%) (Cost $200,019)		196,122
Other Assets Less Liabilities (-0.0%)		(71)

Net Assets (100%)		$196,051

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended March 31, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$86,000	$2,481	$84,967	$—	$19
EQ/Equity 500 Index Portfolio	—	43,500	—	39,930	—	—
EQ/Evergreen International Bond Portfolio	—	11,000	—	11,878	—	—
EQ/International ETF Portfolio	—	6,750	—	6,353	—	—
EQ/PIMCO Real Return Portfolio	—	12,000	—	12,484	—	—
EQ/Small Company Index Portfolio	—	5,000	—	4,589	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	1,250	—	1,234	—	—
MarketPLUS International Core Portfolio	—	19,000	—	17,763	—	—
MarketPLUS Large Cap Core Portfolio	—	5,000	—	4,605	—	—
MarketPLUS Large Cap Growth Portfolio	—	2,500	—	2,251	—	—
MarketPLUS Mid Cap Value Portfolio	—	1,000	—	908	—	—
Multimanager High Yield Portfolio	—	9,500	—	9,160	—	—

	$—	$202,500	$2,481	$196,122	$—	$19

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$196,122	$—	$196,122
Other Investments*	—	—	—	—

Total	$—	$196,122	$—	$196,122

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$202,500
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,500

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,811
Aggregate gross unrealized depreciation	(6,708)

Net unrealized depreciation	$(3,897)

Federal income tax cost of investments	$200,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	6,728	$69,707
EQ/Equity 500 Index Portfolio‡	1,519	35,799
EQ/Evergreen International Bond Portfolio‡	824	9,719
EQ/International ETF Portfolio‡	625	6,812
EQ/PIMCO Real Return Portfolio‡	938	10,403
EQ/Small Company Index Portfolio‡	963	10,095
EQ/Van Kampen Emerging Markets Equity Portfolio‡	399	6,410
MarketPLUS International Core Portfolio‡	1,613	19,165
MarketPLUS Large Cap Core Portfolio‡	1,786	14,737
MarketPLUS Large Cap Growth Portfolio‡	168	2,701
MarketPLUS Mid Cap Value Portfolio‡	98	908
Multimanager High Yield Portfolio‡	1,403	$7,232
Total Investments (100.0%) (Cost $200,019)		193,688
Other Assets Less Liabilities (-0.0%)		(70)

Net Assets (100%)		$193,618

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended March 31, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$71,000	$2,481	$69,707	$—	$19
EQ/Equity 500 Index Portfolio	—	39,000	—	35,799	—	—
EQ/Evergreen International Bond Portfolio	—	9,000	—	9,719	—	—
EQ/International ETF Portfolio	—	7,250	—	6,812	—	—
EQ/PIMCO Real Return Portfolio	—	10,000	—	10,403	—	—
EQ/Small Company Index Portfolio	—	11,000	—	10,095	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	7,250	—	6,410	—	—
MarketPLUS International Core Portfolio	—	20,500	—	19,165	—	—
MarketPLUS Large Cap Core Portfolio	—	16,000	—	14,737	—	—
MarketPLUS Large Cap Growth Portfolio	—	3,000	—	2,701	—	—
MarketPLUS Mid Cap Value Portfolio	—	1,000	—	908	—	—
Multimanager High Yield Portfolio	—	7,500	—	7,232	—	—

	$—	$202,500	$2,481	$193,688	$—	$19

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$193,688	$—	$193,688
Other Investments*	—	—	—	—

Total	$—	$193,688	$—	$193,688

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$202,500
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,500

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,310
Aggregate gross unrealized depreciation	(8,641)

Net unrealized depreciation	$(6,331)

Federal income tax cost of investments	$200,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	5,404	$55,985
EQ/Equity 500 Index Portfolio‡	1,675	39,471
EQ/International ETF Portfolio‡	717	7,812
EQ/Small Company Index Portfolio‡	1,357	14,224
EQ/Van Kampen Emerging Markets Equity Portfolio‡	430	6,901
MarketPLUS International Core Portfolio‡	2,400	28,514
MarketPLUS Large Cap Core Portfolio‡	3,874	31,960
MarketPLUS Large Cap Growth Portfolio‡	196	3,151
MarketPLUS Mid Cap Value Portfolio‡	147	1,362

Total Investments (100.0%) (Cost $200,030)		189,380
Other Assets Less Liabilities (-0.0%)		(69)

Net Assets (100%)		$189,311

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended March 31, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$57,500	$2,470	$55,985	$—	$30
EQ/Equity 500 Index Portfolio	—	43,000	—	39,471	—	—
EQ/International ETF Portfolio	—	8,500	—	7,812	—	—
EQ/Small Company Index Portfolio	—	15,500	—	14,224	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	8,000	—	6,901	—	—
MarketPLUS International Core Portfolio	—	30,500	—	28,514	—	—
MarketPLUS Large Cap Core Portfolio	—	34,500	—	31,960	—	—
MarketPLUS Large Cap Growth Portfolio	—	3,500	—	3,151	—	—
MarketPLUS Mid Cap Value Portfolio	—	1,500	—	1,362	—	—

	$—	$202,500	$2,470	$189,380	$—	$30

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$189,380	$—	$189,380
Other Investments*	—	—	—	—

Total	$—	$189,380	$—	$189,380

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$202,500
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,500

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$954
Aggregate gross unrealized depreciation	(11,604)

Net unrealized depreciation	$(10,650)

Federal income tax cost of investments	$200,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	1,620	$16,786
EQ/Equity 500 Index Portfolio‡	2,200	51,863
EQ/International ETF Portfolio‡	886	9,650
EQ/Small Company Index Portfolio‡	1,707	17,895
EQ/Van Kampen Emerging Markets Equity Portfolio‡	537	8,626
MarketPLUS International Core Portfolio‡	3,265	38,798
MarketPLUS Large Cap Core Portfolio‡	4,466	36,843
MarketPLUS Large Cap Growth Portfolio‡	223	3,601
MarketPLUS Mid Cap Value Portfolio‡	147	1,362

Total Investments (100.0%) (Cost $200,000)		185,424
Other Assets Less Liabilities (-0.0%)		(68)

Net Assets (100%)		$185,356

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the period ended March 31, 2008, were as follows:

Securities	Market Value January 2, 2008*	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$—	$16,500	$—	$16,786	$—	$—
EQ/Equity 500 Index Portfolio	—	56,500	—	51,863	—	—
EQ/International ETF Portfolio	—	10,500	—	9,650	—	—
EQ/Small Company Index Portfolio	—	19,500	—	17,895	—	—
EQ/Van Kampen Emerging Markets Equity Portfolio	—	10,000	—	8,626	—	—
MarketPLUS International Core Portfolio	—	41,500	—	38,798	—	—
MarketPLUS Large Cap Core Portfolio	—	40,000	—	36,843	—	—
MarketPLUS Large Cap Growth Portfolio	—	4,000	—	3,601	—	—
MarketPLUS Mid Cap Value Portfolio	—	1,500	—	1,362	—	—

	$—	$200,000	$—	$185,424	$—	$—

*	The Portfolio commenced operations on January 2, 2008.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

CROSSINGS AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$185,424	$—	$185,424
Other Investments*	—	—	—	—

Total	$—	$185,424	$—	$185,424

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the period ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$200,000
Net Proceeds of Sales and Redemptions:
Investment Companies	$—

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$286
Aggregate gross unrealized depreciation	(14,862)

Net unrealized depreciation	$(14,576)

Federal income tax cost of investments	$200,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.2%)
Auto Components (0.3%)
Autoliv, Inc.	324,100	$16,269,820
BorgWarner, Inc.^	6,710	288,731
Magna International, Inc., Class A	116,300	8,391,045

		24,949,596

Automobiles (0.7%)
General Motors Corp.^	806,600	15,365,730
Toyota Motor Corp. (ADR)^	375,675	37,901,851

		53,267,581

Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	151,800	8,465,886
Wyndham Worldwide Corp.	830,300	17,170,604
Wynn Resorts Ltd.^	863,785	86,931,322

		112,567,812

Household Durables (1.1%)
Centex Corp.	306,800	7,427,628
D.R. Horton, Inc.	1,376,700	21,683,025
Garmin Ltd.^	824,000	44,504,240
KB Home^	297,300	7,352,229
Pulte Homes, Inc.	26,258	382,054

		81,349,176

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*^	1,426,570	101,714,441

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	377,725	6,032,268

Media (2.3%)
CBS Corp., Class B^	1,361,900	30,070,752
Citadel Broadcasting Corp.^	59,700	99,102
Comcast Corp., Class A	1,257,300	24,316,182
Gannett Co., Inc.^	556,600	16,169,230
Idearc, Inc.^	525,700	1,913,548
Time Warner, Inc.	2,827,700	39,644,354
Viacom, Inc., Class B*	713,300	28,260,946
Walt Disney Co.	775,600	24,338,328

		164,812,442

Multiline Retail (0.2%)
Macy’s, Inc.	705,300	16,264,218

Specialty Retail (0.6%)	987,000	19,424,160
Gap, Inc.
Home Depot, Inc.^	831,900	23,268,243
Limited Brands, Inc.	22,449	383,878
Office Depot, Inc.*	339,500	3,751,475

		46,827,756

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	786,300	10,552,146
Polo Ralph Lauren Corp.^	874,100	50,951,289
VF Corp.	60,600	4,697,106

		66,200,541

Total Consumer Discretionary		673,985,831

Consumer Staples (8.0%)
Beverages (1.4%)
Coca-Cola Co.	958,600	58,349,982
PepsiCo, Inc.	635,700	45,897,540

		104,247,522

Food & Staples Retailing (1.8%)
Kroger Co.	1,128,600	28,666,440
Safeway, Inc.^	452,800	13,289,680
SUPERVALU, Inc.^	553,600	16,596,928
Wal-Mart Stores, Inc.	1,408,700	74,210,316

		132,763,364

Food Products (0.8%)
ConAgra Foods, Inc.^	1,041,000	24,931,950
Kraft Foods, Inc., Class A	203,600	6,313,636
Sara Lee Corp.^	1,108,000	15,489,840
Tyson Foods, Inc., Class A	677,300	10,802,935

		57,538,361

Household Products (2.1%)
Procter & Gamble Co.	2,168,600	151,953,802

Personal Products (0.4%)
Estee Lauder Cos., Inc., Class A^	564,110	25,864,443

Tobacco (1.5%)
Altria Group, Inc.	1,503,800	33,384,360
Philip Morris International, Inc.*	1,503,800	76,062,204

		109,446,564

Total Consumer Staples		581,814,056

Energy (10.7%)
Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	411,600	25,943,148
BP plc (ADR)^	253,000	15,344,450
Chevron Corp.^	1,969,200	168,090,912
ConocoPhillips^	1,559,200	118,826,632
Exxon Mobil Corp.^	4,472,500	378,284,050
Marathon Oil Corp.	571,100	26,042,160
Occidental Petroleum Corp.^	82,200	6,014,574
Royal Dutch Shell plc (ADR)	192,800	13,299,344
Total S.A. (Sponsored ADR)	204,400	15,127,644
Valero Energy Corp.	329,500	16,181,745

Total Energy		783,154,659

Financials (19.8%)
Capital Markets (3.6%)
Ameriprise Financial, Inc.^	89,000	4,614,650
Deutsche Bank AG (Registered)	112,500	12,718,125
Goldman Sachs Group, Inc.	230,800	38,172,012
Lehman Brothers Holdings, Inc.^	2,150,140	80,931,270
Merrill Lynch & Co., Inc.^	743,500	30,290,190
Morgan Stanley^	1,087,300	49,689,610
TD Ameritrade Holding Corp.*	2,959,633	48,863,541

		265,279,398

Commercial Banks (2.3%)
Comerica, Inc.	120,400	4,223,632
KeyCorp	912,900	20,038,155
National City Corp.^	321,800	3,201,910
SunTrust Banks, Inc.	155,500	8,574,270
U.S. Bancorp	1,053,000	34,075,080
Wachovia Corp.^	1,139,100	30,755,700
Wells Fargo & Co.	2,211,400	64,351,740

		165,220,487

Consumer Finance (0.4%)
American Express Co.	444,500	19,433,540
Discover Financial Services^	645,500	10,566,835

		30,000,375

Diversified Financial Services (7.9%)
Bank of America Corp.^	3,703,900	140,414,849
Citigroup, Inc.	4,539,400	97,233,948
CME Group, Inc.^	178,000	83,499,800
Interactive Brokers Group, Inc.*^	691,215	17,743,489
JPMorgan Chase & Co.	3,287,500	141,198,125
NASDAQ OMX Group, Inc.*^	2,380,835	92,043,081

		572,133,292

Insurance (4.5%)
ACE Ltd.	396,100	21,809,266

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Allstate Corp.	533,700	$25,649,622
American International Group, Inc.	2,240,600	96,905,950
Genworth Financial, Inc., Class A^	837,300	18,956,472
Hartford Financial Services Group, Inc.	407,400	30,868,698
MetLife, Inc.	602,400	36,300,624
Old Republic International Corp.	566,900	7,318,679
PartnerReinsurance Ltd.^	120,300	9,178,890
RenaissanceReinsurance Holdings Ltd.	335,400	17,410,614
Safeco Corp.	167,100	7,332,348
Travelers Cos., Inc.	730,400	34,949,640
Unum Group^	778,600	17,136,986
XL Capital Ltd., Class A	232,700	6,876,285

		330,694,074

Thrifts & Mortgage Finance (1.1%)
Fannie Mae^	1,973,300	51,937,256
Freddie Mac^	755,300	19,124,196
Washington Mutual, Inc.^	548,100	5,645,430

		76,706,882

Total Financials		1,440,034,508

Health Care (11.8%)
Biotechnology (2.7%)
Alnylam Pharmaceuticals, Inc.*^	850,450	20,750,980
Amgen, Inc.*	474,600	19,828,788
Applera Corp.-Celera Group*^	3,738,593	54,957,317
Celgene Corp.*	755,790	46,322,369
Genentech, Inc.*	289,183	23,475,876
Myriad Genetics, Inc.*^	715,720	28,836,359

		194,171,689

Health Care Equipment & Supplies (1.4%)
Covidien Ltd.	315,600	13,965,300
Given Imaging Ltd.*^‡	1,667,052	28,139,838
Hologic, Inc.*^	688,700	38,291,720
Medtronic, Inc.	458,400	22,172,808

		102,569,666

Health Care Providers & Services (0.6%)
AmerisourceBergen Corp.	386,200	15,826,476
Cardinal Health, Inc.	271,700	14,266,967
UnitedHealth Group, Inc.	486,100	16,702,396

		46,795,839

Life Sciences Tools & Services (1.3%)
Affymetrix, Inc.*^	1,406,049	24,479,313
Illumina, Inc.*^	404,800	30,724,320
Qiagen N.V.*^	647,065	13,458,952
Thermo Fisher Scientific, Inc.*	468,500	26,629,540

		95,292,125

Pharmaceuticals (5.8%)
Abbott Laboratories	976,515	53,854,802
Eli Lilly & Co.^	429,200	22,142,428
Johnson & Johnson	1,626,600	105,517,542
Merck & Co., Inc.^	1,600,500	60,738,975
Pfizer, Inc.	6,825,200	142,851,436
Sanofi-Aventis S.A. (ADR)	147,500	5,537,150
Schering-Plough Corp.	682,400	9,833,384
Wyeth^	506,500	21,151,440

		421,627,157

Total Health Care		860,456,476

Industrials (9.7%)
Aerospace & Defense (0.9%)
Boeing Co.	315,600	23,471,172
Northrop Grumman Corp.	200,800	15,624,248
United Technologies Corp.	388,200	26,715,924

		65,811,344

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B^	424,000	30,960,480

Airlines (1.1%)
Continental Airlines, Inc., Class B*^	3,249,300	62,484,039
Delta Air Lines, Inc.*	1,780,900	15,315,740

		77,799,779

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc.*	1,187,200	12,833,632

Construction & Engineering (0.9%)
Quanta Services, Inc.*^	1,260,690	29,210,187
Shaw Group, Inc.*^	223,600	10,540,504
URS Corp.*	824,000	26,936,560

		66,687,251

Electrical Equipment (0.9%)
ABB Ltd. (ADR)	1,188,700	31,999,804
Baldor Electric Co.^	1,259,500	35,266,000

		67,265,804

Industrial Conglomerates (4.6%)
3M Co.^	398,000	31,501,700
General Electric Co.	7,397,200	273,770,372
Textron, Inc.	145,200	8,046,984
Tyco International Ltd.	434,375	19,134,219

		332,453,275

Machinery (0.6%)
Caterpillar, Inc.^	205,800	16,112,082
SPX Corp.	280,000	29,372,000

		45,484,082

Road & Rail (0.1%)
Avis Budget Group, Inc.*	387,100	4,111,002

Total Industrials		703,406,649

Information Technology (23.2%)
Communications Equipment (6.4%)
Ciena Corp.*^	1,975,360	60,900,349
Cisco Systems, Inc.*	2,449,000	58,996,410
JDS Uniphase Corp.*^	8,730,460	116,900,859
Juniper Networks, Inc.*^	4,466,232	111,655,800
Nokia Oyj (ADR)	144,400	4,596,252
QUALCOMM, Inc.	2,166,480	88,825,680
Research In Motion Ltd.*	229,510	25,757,907

		467,633,257

Computers & Peripherals (4.7%)
Dell, Inc.*	1,339,400	26,680,848
Hewlett-Packard Co.	1,129,600	51,577,536
International Business Machines Corp.	689,300	79,366,002
NetApp, Inc.*^	5,015,798	100,566,750
SanDisk Corp.*	3,559,190	80,330,918

		338,522,054

Electronic Equipment & Instruments (1.7%)
Arrow Electronics, Inc.*	389,200	13,096,580
Avnet, Inc.*^	426,200	13,949,526
Flextronics International Ltd.*	2,330,705	21,885,320
Ingram Micro, Inc., Class A*	446,200	7,063,346
Itron, Inc.*^	617,876	55,750,951
Sanmina-SCI Corp.*	1,685,450	2,730,429
Tyco Electronics Ltd.	315,600	10,831,392

		125,307,544

Internet Software & Services (0.6%)
Move, Inc.*^‡	12,862,660	39,616,993

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (0.3%)
Electronic Data Systems Corp.^	246,300	$4,100,895
VeriFone Holdings, Inc.*^	1,168,000	18,536,160

		22,637,055

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	12,717,116	74,903,813
Intel Corp.	2,359,300	49,969,974
International Rectifier Corp.*	712,710	15,323,265
Lam Research Corp.*	2,090,920	79,914,963
Silicon Laboratories, Inc.*^	1,427,024	45,008,337

		265,120,352

Software (5.9%)
Electronic Arts, Inc.*	706,500	35,268,480
Microsoft Corp.^	3,527,000	100,096,260
Nuance Communications, Inc.*^	2,008,650	34,970,597
Oracle Corp.*	1,702,200	33,295,032
Red Hat, Inc.*^	5,569,690	102,426,599
Salesforce.com, Inc.*	1,240,585	71,792,654
VMware, Inc., Class A*^	1,202,200	51,478,204

		429,327,826

Total Information Technology		1,688,165,081

Materials (2.6%)
Chemicals (1.1%)
Ashland, Inc.	234,300	11,082,390
Dow Chemical Co.	728,000	26,826,800
E.I. du Pont de Nemours & Co.	579,600	27,102,096
Lubrizol Corp.	307,700	17,080,427

		82,091,713

Containers & Packaging (0.7%)
Ball Corp.	342,500	15,734,450
Owens-Illinois, Inc.*	371,100	20,941,173
Smurfit-Stone Container Corp.*^	833,300	6,416,410
Sonoco Products Co.	284,550	8,146,667

		51,238,700

Metals & Mining (0.8%)
Alcoa, Inc.^	832,800	30,030,768
ArcelorMittal^	316,900	25,922,420

		55,953,188

Total Materials		189,283,601

Telecommunication Services (4.0%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	4,204,800	161,043,840
Verizon Communications, Inc.	2,855,400	104,079,330

		265,123,170

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	2,260,100	15,120,069
Vodafone Group plc (ADR)	461,400	13,615,914

		28,735,983

Total Telecommunication Services		293,859,153

Utilities (0.4%)
Electric Utilities (0.2%)
Entergy Corp.	140,735	15,351,374

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	162,400	14,335,048

Multi-Utilities (0.0%)
CMS Energy Corp.	41,525	562,248

Total Utilities		30,248,670

Total Common Stocks (99.4%) (Cost $7,348,281,283)		7,244,408,684

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (25.1%)
Allstate Life Global Funding Trusts
2.68%, 8/27/08 (l)	$4,000,000	4,000,000
ANZ National Bank Ltd.
2.36%, 3/6/09 (l)	9,997,375	9,997,375
Bancaja U.S. Debt S.A.U.
4.10%, 4/18/08 (l)	20,000,000	20,000,000
4.64%, 7/10/09 (l)	20,005,589	20,005,589
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	3,000,000	3,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	15,000,000	15,000,000
Bank of Ireland
3.30%, 4/1/08	23,000,000	23,000,000
2.38%, 12/29/08 (l)	19,999,290	19,999,290
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	15,000,000	15,000,000
Barclays plc/London
3.00%, 4/1/08	15,000,000	15,000,000
Bayerische Landesbank/New York
2.66%, 4/30/09 (l)	50,000,000	50,000,000
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	30,000,000	30,000,000
Beta Finance, Inc.
2.38%, 2/17/09 (l)	9,996,439	9,996,439
2.37%, 5/11/09 (l)	29,991,074	29,991,074
Caixa Geral de Depositos S.A.
3.20%, 4/1/08	5,919,796	5,919,796
Calyon/New York
2.37%, 10/14/08 (l)	34,994,784	34,994,784
2.41%, 7/2/10 (l)	19,990,664	19,990,664
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	20,000,000	20,000,000
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	25,000,000	25,000,000
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	2,500,000	2,500,000
Comerica Bank
4.46%, 1/12/09 (l)	9,002,052	9,002,052
2.84%, 3/16/09 (l)	19,998,799	19,998,799
2.59%, 6/19/09 (l)	10,001,168	10,001,168
2.61%, 6/19/09 (l)	11,999,252	11,999,252
Commonwealth Bank of Australia
2.61%, 8/22/08 (l)	15,000,000	15,000,000
Den Danske Bank/London
3.10%, 4/1/08	60,000,000	60,000,000
Den Norske Bank
3.30%, 4/1/08	15,000,000	15,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	575,000,000	575,000,000
3.00%, 4/1/08 (r)	141,121,458	141,121,458
Fifth Third Bancorp
2.61%, 8/22/08 (l)	2,000,000	2,000,000
Five Finance, Inc.
2.38%, 6/19/08 (l)	19,999,035	19,999,035
General Electric Capital Corp.
2.66%, 2/19/09 (l)	25,000,000	25,000,000
2.40%, 3/12/10 (l)	26,000,000	26,000,000
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	29,000,000	29,000,000
2.89%, 9/12/08 (l)	10,000,000	10,000,000
3.10%, 12/23/08 (l)	5,000,716	5,000,716
2.41%, 3/27/09 (l)	7,000,000	7,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Scotland plc
2.37%, 7/17/08 (l)	$5,000,000	$5,000,000
ING Bank N.V./Amsterdam
2.95%, 4/1/08	27,000,000	27,000,000
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	4,000,000	4,000,000
Lehman Brothers Holdings, Inc.
4.69%, 4/2/08 (l)	9,250,874	9,250,874
3.12%, 8/24/09 (l)	10,000,000	10,000,000
Links Finance LLC
2.37%, 6/22/09 (l)	14,995,303	14,995,303
MassMutual Global Funding II
2.40%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
2.36%, 1/23/09 (l)	15,000,000	15,000,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	11,000,000	11,000,000
2.42%, 6/29/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	50,000,000	50,000,000
2.40%, 3/26/10 (l)	3,000,000	3,000,000
2.43%, 5/26/10 (l)	4,000,000	4,000,000
Monumental Global Funding Ltd.
3.14%, 5/24/10 (l)	7,000,000	7,000,000
Morgan Stanley
3.59%, 2/9/09 (l)	34,869,207	34,869,207
New York Life Global Funding
2.70%, 3/30/09 (l)	25,000,000	25,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	55,000,000	55,000,000
Pricoa Global Funding I
2.36%, 5/23/08 (l)	5,000,000	5,000,000
2.37%, 9/22/08 (l)	35,000,000	35,000,000
2.40%, 6/25/10 (l)	8,997,973	8,997,973
Raiffeisen Zentralbank
3.40%, 4/1/08	50,000,000	50,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	6,996,827	6,996,827
Transamerica Occidental Life Insurance Co.
2.97%, 2/13/09 (l)	30,000,000	30,000,000
United of Omaha Life Insurance Co.
3.20%, 6/2/08 (l)	12,500,000	12,500,000
Wachovia Bank N.A.
2.37%, 6/27/08 (l)	16,999,589	16,999,589
Wells Fargo & Co.
3.12%, 8/3/09 (l)	15,000,000	15,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		1,830,127,264

Time Deposit (0.9%)
JPMorgan Chase Nassau
1.59%, 4/1/08	64,871,984	64,871,984

Total Short-Term Investments (26.0%) (Amortized Cost $1,894,999,248)		1,894,999,248

Total Investments (125.4%) (Cost/Amortized Cost $9,243,280,531)		9,139,407,932
Other Assets Less Liabilities (-25.4%)		(1,851,600,483)

Net Assets (100%)		$7,287,807,449

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Appreciation
S&P 500 Index	44	June-08	$14,434,376	$14,564,000	$129,264

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
Given Imaging Ltd.	$23,878,959	$10,504,013	$—	$28,139,838	$—	$—
Move, Inc.	31,513,517	—	—	39,616,993	—	—

	$24,232,476	$10,504,013	$—	$67,756,831	$—	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN COMMON STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$7,244,408,684	$1,894,999,248	$—	$9,139,407,932
Other Investments*	129,264	—	—	129,264

Total	$7,244,537,948	$1,894,999,248	$—	$9,139,537,196

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,093,524,341
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,325,787,064

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$922,716,507
Aggregate gross unrealized depreciation	(1,101,261,415)

Net unrealized depreciation	$(178,544,908)

Federal income tax cost of investments	$9,317,952,840

At March 31, 2008, the Portfolio had loaned securities with a total value of $1,789,073,969. This was secured by collateral of $1,830,127,264 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $669,460,381 which expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (4.0%)
Asset-Backed Securities (0.2%)
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	$1,605,000	$1,440,632

Non-Agency CMO (3.8%)
Bear Stearns Alt-A Trust, Series 06-3 22A1
6.213%, 5/25/36 (l)	2,452,337	1,829,576
Series 07-1 21A1
5.726%, 1/25/47 (l)	3,043,692	2,333,256
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.110%, 5/25/35 (l)	2,908,412	2,733,110
Deutsche Mortgage Securities, Inc., Series 05-WF1 1A1
5.078%, 6/26/35 §(l)	1,447,467	1,431,786
Greenpoint Mortgage Funding Trust, Series 06-AR2 4A1
6.326%, 3/25/36 (l)	2,878,569	2,087,924
Indymac INDA Mortgage Loan Trust, Series 06-AR2 1A1
5.979%, 9/25/36 (l)	3,863,314	3,713,095
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.217%, 5/25/36 (l)	1,845,169	1,310,488
J.P. Morgan Alternative Loan Trust, Series 06-A3 2A1
6.067%, 7/25/36 (l)	2,632,776	2,144,199
Series 06-A4 A1
5.950%, 9/25/36 (l)	2,565,759	2,263,793
Merrill Lynch Mortgage Investors, Inc., Series 05-A9 2A1A
5.135%, 12/25/35 (l)	2,476,086	2,410,262
RESI Finance LP, Series 03-C B3
4.458%, 9/10/35 §(l)	7,440,392	5,973,925
Structured Asset Securities Corp., Series 06-RM1 AIO
5.000%, 8/25/46 IO†§	4,796,614	842,405

		29,073,819

Total Asset-Backed and Mortgage-Backed Securities		30,514,451

Government Securities (88.9%)
Agency CMO (0.0%)
Government National Mortgage Association
0.736%, 11/16/45 IO (l)	2,522,324	109,748

U.S. Government Agencies (42.4%)
Federal Home Loan Bank
5.000%, 7/16/08^	10,000,000	10,074,290
3.875%, 8/22/08^	17,000,000	17,095,965
5.000%, 9/12/08	10,000,000	10,115,830
5.000%, 11/21/08	7,000,000	7,115,269
4.750%, 4/24/09	12,000,000	12,311,400
5.375%, 7/17/09^	11,000,000	11,435,402
4.250%, 11/20/09^	11,000,000	11,351,912
5.375%, 8/19/11^	10,000,000	10,830,310
Federal Home Loan Mortgage Corp.
4.750%, 11/3/09	4,500,000	4,673,426
5.500%, 9/15/11^	10,000,000	10,883,830
5.750%, 1/15/12^	17,500,000	19,257,752
5.125%, 7/15/12	18,000,000	19,469,718
5.500%, 8/20/12	35,000,000	38,363,710
4.529%, 4/1/35 (l)	459,567	467,036
6.141%, 8/1/36 (l)	3,148,573	3,231,896
5.758%, 12/1/36 (l)	179,333	182,143
5.944%, 1/1/37 (l)	17,006,788	17,371,005
7.000%, 2/1/37	9,578,138	10,061,412
5.903%, 3/1/37 (l)	6,083,392	6,177,976
5.676%, 1/1/38 (l)	612,675	642,337
Federal National Mortgage Association
2.875%, 5/19/08	15,080,000	15,094,936
6.125%, 3/15/12	17,500,000	19,525,292
4.875%, 5/18/12	18,000,000	19,263,150
5.375%, 7/15/16^	7,500,000	8,206,515
5.375%, 6/12/17^	6,700,000	7,358,376
6.500%, 7/1/31	190,329	198,609
5.500%, 2/1/35	8,296,323	8,396,030
5.562%, 4/1/36 (l)	1,063,294	1,085,108
5.693%, 12/1/36 (l)	7,445,574	7,563,580
5.524%, 3/1/37 (l)	3,080,727	3,128,893
5.786%, 8/1/37 (l)	6,516,583	6,708,749
Government National Mortgage Association
9.000%, 12/15/09	204,976	208,203
5.500%, 7/15/33	7,400,185	7,566,154

		325,416,214

U.S. Treasuries (46.5%)
U.S. Treasury Bonds
7.250%, 5/15/16^	20,000,000	25,706,240
8.750%, 5/15/17^	17,000,000	23,952,728
8.875%, 8/15/17^	21,500,000	30,627,416
U.S. Treasury Notes
6.500%, 2/15/10^	17,000,000	18,514,054
5.750%, 8/15/10^	17,000,000	18,624,299
4.875%, 5/31/11^	16,000,000	17,462,496
4.625%, 8/31/11^	16,000,000	17,375,008
4.375%, 8/15/12^	16,000,000	17,400,000
4.250%, 9/30/12^	16,000,000	17,291,248
3.875%, 10/31/12^	25,000,000	26,576,175
3.625%, 5/15/13^	23,105,000	24,402,854
4.000%, 2/15/14^	10,259,000	11,062,885
4.750%, 5/15/14^	10,520,000	11,809,520
4.250%, 8/15/15^	25,110,000	27,356,165
4.500%, 11/15/15^	24,560,000	27,140,716
5.125%, 5/15/16^	6,740,000	7,678,336
4.875%, 8/15/16^	15,370,000	17,216,798
Inflation Indexed
2.375%, 4/15/11^	14,804,386	15,905,462

		356,102,400

Total Government Securities		681,628,362

Total Long-Term Debt Securities (92.9%) (Cost $691,506,609)		712,142,813

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.9%)
Calyon/New York
2.37%, 10/14/08 (l)	9,998,484	9,998,484
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	5,000,000	5,000,000
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	11,000,000	11,000,000
Den Danske Bank/London
3.10%, 4/1/08	4,000,000	4,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	10,000,000	10,000,000
3.00%, 4/1/08 (r)	24,387,734	24,387,734
Goldman Sachs Group, Inc.
3.14%, 6/23/08 (l)	10,000,000	10,000,000
3.12%, 8/18/08 (l)	5,000,000	5,000,000
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	3,000,000	3,000,000

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers Holdings, Inc.
3.12%, 8/24/09 (l)	$10,000,000	$10,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	2,000,000	2,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	5,000,000	5,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	4,750,000	4,750,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	1,999,094	1,999,094

Total Short-Term Investments of Cash Collateral for Securities Loaned		106,135,312

Time Deposit (6.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	46,925,835	46,925,835

Total Short-Term Investments (20.0%) (Amortized Cost $153,061,147)		153,061,147

Total Investments (112.9%) (Cost/Amortized Cost $844,567,756)		865,203,960
Other Assets Less Liabilities (-12.9%)		(99,004,776)

Net Assets (100%)		$766,199,184

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $842,405 or 0.11% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $9,688,748 or 1.26% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest only

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$864,361,555	$842,405	$865,203,960
Other Investments*	—	—	—	—

Total	$—	$864,361,555	$842,405	$865,203,960

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,532,924	$—
Total gains or losses (realized/unrealized) included in earnings	(203,243)	—
Purchases, sales, issueances, and settlements (net)	(106,045)	—
Transfers in and/or out of Level 3	(381,231)	—

Balance as of 3/31/08	$842,405	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(100,603)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$120,790,913
Long-term U.S. Treasury securities	139,968,672

$260,759,585

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$58,482,291
Long-term U.S. Treasury securities	132,458,801

$190,941,092

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,396,970
Aggregate gross unrealized depreciation	(5,760,766)

Net unrealized appreciation	$20,636,204

Federal income tax cost of investments	$844,567,756

At March 31, 2008, the Portfolio had loaned securities with a total value of $246,153,992. This was secured by collateral of $106,135,312 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $145,076,363 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $30,109,668 of which $8,292,448 expires in the year 2012, $5,673,454 expires in the year 2013, and $16,143,766 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.9%)
BHP Billiton Ltd.^	443,300	$14,507,767
CSL Ltd.	324,048	10,930,799
Incitec Pivot Ltd.^	62,540	8,067,471
Macquarie Airports Ltd.	2,857,210	8,434,187
Macquarie Group Ltd.^	252,748	12,200,697
National Australia Bank Ltd.^	361,921	9,972,399
QBE Insurance Group Ltd.^	686,164	13,927,559
Suncorp-Metway Ltd.^	141,285	1,661,778
Zinifex Ltd.^	892,500	8,140,242

		87,842,899

Belgium (0.7%)
Fortis	841,500	21,203,149

Brazil (1.8%)
Cia Vale do Rio Doce (ADR)^	789,400	27,344,816
Petroleo Brasileiro S.A. (ADR)^	283,100	28,907,341

		56,252,157

Canada (2.3%)
EnCana Corp.	117,500	8,951,727
Gerdau Ameristeel Corp.	1,037,100	14,781,795
ING Canada, Inc.	247,217	184,859
Nexen, Inc.	9,123,098	10,773,483
Petro-Canada	286,600	12,486,484
Sun Life Financial, Inc.^	266,900	12,478,475
Teck Cominco Ltd., Class B^	261,400	10,718,813

		70,375,636

China (0.2%)
China Shenhua Energy Co., Ltd., Class H	1,745,000	6,973,139

Czech Republic (0.3%)
CEZ A/S	116,575	8,897,630

Denmark (0.3%)
Carlsberg A/S, Class B^	71,075	9,088,644

Finland (1.8%)
Nokia Oyj	1,389,135	43,949,662
Stora Enso Oyj, Class R^	1,035,900	11,954,963

		55,904,625

France (10.2%)
Air France-KLM^	74,700	2,103,916
BNP Paribas S.A.	243,400	24,550,867
Cie Generale d’Optique Essilor International S.A.^	406,124	26,537,955
Compagnie Generale des Etablissements Michelin, Class B^	154,900	16,169,526
Credit Agricole S.A.^	449,628	13,913,053
France Telecom S.A.	418,400	14,069,683
L’Oreal S.A.	167,477	21,268,683
Lagardere SCA	169,900	12,703,355
Renault S.A.	250,200	27,689,728
Sanofi-Aventis S.A.	276,555	20,747,748
Societe Generale S.A.^	163,695	16,028,031
Societe Generale S.A. (Non-Voting)*	40,923	3,937,805
Suez S.A.	445,323	29,225,942
Technip S.A.	204,521	15,928,029
Total S.A.^	881,030	65,429,164

		310,303,485

Germany (12.2%)
Allianz SE (Registered)	134,600	26,664,469
BASF SE^	231,300	31,152,215
Bayer AG^	385,310	30,877,722
Deutsche Bank AG (Registered)^	176,100	19,933,866
Deutsche Boerse AG^	304,582	49,062,027
Deutsche Lufthansa AG (Registered)	769,200	20,802,219
Deutsche Telekom AG (Registered)	506,900	8,442,825
E.ON AG^	411,121	76,108,456
Epcos AG	270,900	4,101,480
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)^	135,600	26,520,045
Porsche Automobil Holding SE (Preference)	157,896	28,861,443
RWE AG	200,710	24,671,569
Siemens AG (Registered)	148,527	16,097,520
TUI AG*^	317,000	8,132,530

		371,428,386

Greece (0.2%)
National Bank of Greece S.A.	128,180	6,763,005

Hong Kong (0.5%)
Esprit Holdings Ltd.	1,181,200	14,175,645

Israel (1.0%)
Teva Pharmaceutical Industries Ltd. (ADR)	680,500	31,432,295

Italy (2.3%)
Assicurazioni Generali S.p.A.^	280,458	12,610,167
Banco Popolare Scarl*	315,000	5,216,743
Buzzi Unicem S.p.A.	237,667	5,913,412
ENI S.p.A.	808,992	27,587,436
Fondiaria-Sai S.p.A.^	232,200	9,619,203
Italcementi S.p.A.^	269,900	5,466,918
Telecom Italia S.p.A.	1,706,400	3,569,519

		69,983,398

Japan (16.4%)
Aisin Seiki Co., Ltd.^	240,500	8,975,321
All Nippon Airways Co., Ltd.^	2,773,000	12,212,550
Canon, Inc.	325,600	14,993,018
Denso Corp.	419,300	13,544,803
EDION Corp.^	416,000	3,847,833
Fujitsu Ltd.	2,194,000	14,350,803
Hitachi Ltd.^	382,000	2,264,868
Honda Motor Co., Ltd.	339,800	9,698,345
Isuzu Motors Ltd.^	2,600,000	12,989,567
ITOCHU Corp.	1,381,000	13,632,664
JFE Holdings, Inc.	446,100	19,780,919
Kyushu Electric Power Co., Inc.^	402,700	9,837,224
Leopalace21 Corp.^	37,400	604,448
Mitsubishi Chemical Holdings Corp.^	1,813,500	11,989,331
Mitsubishi Corp.	1,416,000	42,758,427
Mitsubishi UFJ Financial Group, Inc.	2,657,000	22,923,555
Mitsui & Co., Ltd.	3,291,000	66,691,613
Mitsui Chemicals, Inc.	1,705,000	11,289,125
Mitsui O.S.K. Lines Ltd.^	1,323,000	15,993,329
Namco Bandai Holdings, Inc.^	490,300	6,640,299
Nintendo Co., Ltd.^	69,400	35,786,116
Nippon Mining Holdings, Inc.^	682,500	3,615,168
Nippon Telegraph & Telephone Corp.	3,870	16,694,422
Nippon Yusen KK^	710,000	6,666,934
Nissan Motor Co., Ltd.^	2,151,500	17,785,273
ORIX Corp.	90,880	12,399,358
Secom Co., Ltd.	100	4,855
Sharp Corp.^	903,000	15,345,927

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sony Corp.	146,200	$5,822,773
Sumitomo Mitsui Financial Group, Inc.^	2,756	18,137,400
Tokyo Electric Power Co., Inc.^	674,100	18,022,437
Toshiba Corp.^	2,013,000	13,449,619
Toyota Motor Corp.	440,200	21,948,174

		500,696,498

Luxembourg (1.6%)
ArcelorMittal^	365,446	29,937,825
SES (FDR)	506,136	10,683,454
Tenaris S.A. (ADR)^	166,400	8,295,040

		48,916,319

Mexico (0.3%)
America Movil S.A.B. de C.V., Series L (ADR)	151,400	9,642,666

Netherlands (3.9%)
ING Groep N.V. (CVA)	856,595	32,077,727
Koninklijke Ahold N.V.*	1,056,320	15,676,041
Royal Dutch Shell plc, Class A	1,614,380	55,686,100
Royal Dutch Shell plc, Class B	184,368	6,205,767
Wolters Kluwer N.V.	360,300	9,539,165

		119,184,800

New Zealand (0.3%)
Telecom Corp. of New Zealand Ltd.	2,974,300	8,942,917

Norway (0.4%)
StatoilHydro ASA.	465,800	13,958,404

Russia (1.0%)
Gazprom OAO (Sponsored ADR)	453,329	22,893,114
Vimpel-Communications OJSC (Sponsored ADR)	274,700	8,210,783

		31,103,897

Singapore (0.3%)
Flextronics International Ltd.*	608,400	5,712,876
Neptune Orient Lines Ltd.	1,431,000	3,378,801

		9,091,677

Spain (3.2%)
Banco Santander S.A.	1,061,885	21,156,795
Iberdrola Renovables*^	1,357,100	9,448,513
Repsol YPF S.A.	598,100	20,641,297
Telefonica S.A.	1,621,550	46,592,401

		97,839,006

Sweden (1.1%)
Electrolux AB, Class B^	442,800	7,265,919
Svenska Cellulosa AB, Class B*^	729,300	13,286,556
Volvo AB, Class B^	796,450	12,063,667

		32,616,142

Switzerland (8.8%)
ABB Ltd. (Registered)	1,762,372	47,311,285
Alcon, Inc.	128,200	18,236,450
Credit Suisse Group (Registered)	380,800	19,383,184
Julius Baer Holding AG (Registered)	332,412	24,501,620
Nestle S.A. (Registered)	119,372	59,649,940
Novartis AG (Registered)	360,610	18,482,579
Roche Holding AG	83,470	15,708,935
Syngenta AG (Registered)	27,065	7,930,636
Xstrata plc	816,173	57,130,992

		268,335,621

Turkey (0.4%)
Turkcell Iletisim Hizmet A/S (ADR)	535,200	11,180,328

United Kingdom (23.2%)
3i Group plc	1,037,851	17,096,105
Anglo American plc	339,832	20,422,280
Associated British Foods plc	811,700	14,095,734
AstraZeneca plc	476,400	17,812,986
Aviva plc	1,393,964	17,083,333
BAE Systems plc^	4,958,166	47,749,705
Barclays plc	1,899,800	17,080,091
BHP Billiton plc	881,919	26,167,002
BP plc.	1,440,736	14,639,912
British American Tobacco plc	1,177,440	44,189,023
Capita Group plc	556,970	7,500,077
GlaxoSmithKline plc	1,351,600	28,594,959
HBOS plc.	2,146,130	23,852,183
Home Retail Group plc	1,418,100	7,352,707
ICAP plc	1,251,987	14,138,267
International Power plc	2,102,202	16,605,104
Kazakhmys plc	350,300	11,102,714
Man Group plc	4,287,375	47,182,082
Marston’s plc	802,100	3,271,331
Persimmon plc	299,000	4,539,591
Prudential plc	576,469	7,613,916
Punch Taverns plc	385,250	4,121,122
Reckitt Benckiser Group plc	619,278	34,302,800
Rio Tinto plc	597,424	62,046,528
Royal & Sun Alliance Insurance Group	647,896	1,654,885
Royal Bank of Scotland Group plc	3,393,945	22,716,470
Smith & Nephew plc	851,910	11,268,807
Standard Chartered plc	924,276	31,587,766
Taylor Wimpey plc	1,044,361	3,886,297
Tesco plc	2,047,308	15,399,495
Unilever plc	971,065	32,743,550
Vodafone Group plc	27,063,430	81,050,586

		708,867,408

Total Common Stocks (97.6%) (Cost $2,777,579,140)		2,980,999,776

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (17.2%)
Allstate Life Global Funding Trusts
2.68%, 8/27/08 (l)	$4,000,000	4,000,000
Allstate Life Insurance Co.
2.68%, 8/27/08 (l)	20,000,000	20,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	25,000,000	25,000,000
Bank of Ireland
2.37%, 12/29/08 (l)	29,998,935	29,998,935
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	20,000,000	20,000,000
Beta Finance, Inc.
2.37%, 5/11/09 (l)	9,997,025	9,997,025
Calyon/New York
2.36%, 10/14/08 (l)	24,996,210	24,996,210
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	6,000,000	6,000,000
Comerica Bank
4.46%, 1/12/09 (l)	18,004,103	18,004,103
2.84%, 3/16/09 (l)	9,999,399	9,999,399
2.59%, 6/19/09 (l)	10,001,168	10,001,168
2.60%, 6/19/09 (l)	11,999,252	11,999,252

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	$40,000,000	$40,000,000
3.00%, 4/1/08 (r)	6,451,342	6,451,342
Fifth Third Bancorp
2.61%, 8/22/08 (l)	4,000,000	4,000,000
Goldman Sachs Group, Inc.
3.14%, 6/23/08	10,000,000	10,000,000
3.12%, 8/18/08 (l)	20,000,000	20,000,000
2.89%, 9/12/08 (l)	7,000,000	7,000,000
3.10%, 12/23/08 (l)	5,000,716	5,000,716
2.41%, 3/27/09 (l)	5,000,000	5,000,000
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	10,000,000	10,000,000
Lehman Brothers Holdings, Inc.
4.69%, 4/2/08 (l)	17,001,606	17,001,606
3.12%, 8/24/09 (l)	10,000,000	10,000,000
MassMutual Global Funding II
2.40%, 3/26/10 (l)	10,000,000	10,000,000
MBIA Global Funding LLC
2.37%, 9/25/08 (l)	17,500,000	17,500,000
2.36%, 1/23/09 (l)	5,000,000	5,000,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	12,000,000	12,000,000
2.42%, 6/29/09 (l)	10,000,000	10,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	24,000,000	24,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	25,000,000	25,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	15,000,000	15,000,000
Unicredito Italiano Bank (Ireland) plc.
3.09%, 8/8/08 (l)	10,000,000	10,000,000
2.84%, 8/14/08 (l)	20,000,000	20,000,000
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	11,000,000	11,000,000
Wells Fargo & Co.
3.12%, 8/3/09 (l)	42,500,000	42,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		526,449,756

Time Deposit (1.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	55,874,086	55,874,086

Total Short-Term Investments (19.0%) (Amortized Cost $582,323,842)		582,323,842

Total Investments (116.6%) (Cost/Amortized Cost $3,359,902,982)		3,563,323,618
Other Assets Less Liabilities (-16.6%)		(508,506,108)

Net Assets (100%)		$3,054,817,510

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary		11.0%
Consumer Staples		10.1
Energy		13.1
Financials
Capital Markets	6.3%
Commercial Banks	9.6
Consumer Finance	0.5
Diversified Financial Services	4.1
Insurance	5.3
Real Estate	0.0

Total Financials		25.8
Health Care		8.1
Industrials		13.1
Information Technology		5.4
Materials		17.8
Telecommunication Services		8.4
Utilities		7.8
Cash and Other		(20.6)

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Appreciation
Dow Jones EURO STOXX 50 Index	268	June-08	$14,254,229	$15,015,996	$761,767

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$242,231,346	$3,321,092,272	$—	$3,563,323,618
Other Investments*	761,767	—	—	761,767

Total	$242,993,113	$3,321,092,272	$—	$3,564,085,385

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$343,020,868
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$346,134,200

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,213,896
Aggregate gross unrealized depreciation	(206,757,038)

Net unrealized appreciation	$202,456,858

Federal income tax cost of investments	$3,360,866,760

At March 31, 2008, the Portfolio had loaned securities with a total value of $508,407,996. This was secured by collateral of $526,449,756 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $391,480, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $12,792,555 which expires in the year 2010. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore. it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (1.9%)
Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	68,700	$3,831,399
Yum! Brands, Inc.	63,400	2,359,114

		6,190,513

Multiline Retail (0.6%)
Kohl’s Corp.*	54,800	2,350,372
Target Corp.	35,650	1,806,742

		4,157,114

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	29,500	2,006,000

Total Consumer Discretionary		12,353,627

Consumer Staples (11.2%)
Beverages (2.8%)
Coca-Cola Co.	127,200	7,742,664
PepsiCo, Inc.	147,800	10,671,160

		18,413,824

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	129,100	8,387,627
Wal-Mart Stores, Inc.	113,100	5,958,108

		14,345,735

Food Products (2.4%)
Wm. Wrigley Jr. Co.^	245,500	15,427,220

Household Products (2.8%)
Colgate-Palmolive Co.	117,850	9,181,693
Procter & Gamble Co.	125,750	8,811,303

		17,992,996

Tobacco (1.0%)
Altria Group, Inc.	92,700	2,057,940
Philip Morris International, Inc.*	92,700	4,688,766

		6,746,706

Total Consumer Staples		72,926,481

Energy (8.0%)
Energy Equipment & Services (5.4%)
Baker Hughes, Inc.	79,150	5,421,775
Cameron International Corp.*	151,100	6,291,804
Schlumberger Ltd.	270,300	23,516,100

		35,229,679

Oil, Gas & Consumable Fuels (2.6%)
EOG Resources, Inc.	138,850	16,662,000

Total Energy		51,891,679

Financials (9.7%)
Capital Markets (4.1%)
Franklin Resources, Inc.	152,000	14,742,480
Goldman Sachs Group, Inc.	71,995	11,907,253

		26,649,733

Diversified Financial Services (5.0%)
CME Group, Inc.	56,620	26,560,442
NYSE Euronext, Inc.	93,300	5,757,543

		32,317,985

Thrifts & Mortgage Finance (0.6%)
Fannie Mae	155,500	4,092,760

Total Financials		63,060,478

Health Care (21.9%)
Biotechnology (9.1%)
Celgene Corp.*	289,500	17,743,455
Genentech, Inc.*	183,950	14,933,061
Gilead Sciences, Inc.*	520,400	26,816,212

		59,492,728

Health Care Equipment & Supplies (4.4%)
Alcon, Inc.	126,150	17,944,838
Becton, Dickinson & Co.	29,200	2,506,820
Hologic, Inc.*^	148,000	8,228,800

		28,680,458

Health Care Providers & Services (2.5%)
Medco Health Solutions, Inc.*^	362,600	15,878,254
WellPoint, Inc.*^	11,800	520,734

		16,398,988

Pharmaceuticals (5.9%)
Abbott Laboratories	437,600	24,133,640
Teva Pharmaceutical Industries Ltd. (ADR)^	308,600	14,254,234

		38,387,874

Total Health Care		142,960,048

Industrials (9.8%)
Aerospace & Defense (3.6%)
Honeywell International, Inc.	349,115	19,697,068
Spirit Aerosystems Holdings, Inc., Class A*^	152,500	3,382,450

		23,079,518

Construction & Engineering (1.6%)
Fluor Corp.	75,250	10,622,290

Electrical Equipment (0.9%)
ABB Ltd. (ADR)^	69,000	1,857,480
Emerson Electric Co.	77,700	3,998,442

		5,855,922

Industrial Conglomerates (1.4%)
Textron, Inc.	168,100	9,316,102

Machinery (2.3%)
Deere & Co.	187,150	15,054,346

Total Industrials		63,928,178

Information Technology (30.8%)
Communications Equipment (9.9%)
Cisco Systems, Inc.*	1,082,800	26,084,652
Nokia Oyj (ADR)	450,800	14,348,964
Research In Motion Ltd.*^	215,500	24,185,565

		64,619,181

Computers & Peripherals (10.0%)
Apple, Inc.*	276,785	39,718,647
Hewlett-Packard Co.	560,450	25,590,147

		65,308,794

Internet Software & Services (5.7%)
Google, Inc., Class A*	84,270	37,118,407

Semiconductors & Semiconductor Equipment (3.5%)
Broadcom Corp., Class A*	220,200	4,243,254
MEMC Electronic Materials, Inc.*	122,300	8,671,070
NVIDIA Corp.*	494,750	9,791,103

		22,705,427

Software (1.7%)
Adobe Systems, Inc.*	82,265	2,927,811
Microsoft Corp.	220,300	6,252,114
VMware, Inc., Class A*^	48,600	2,081,052

		11,260,977

Total Information Technology		201,012,786

Materials (5.7%)
Chemicals (5.4%)
Air Products & Chemicals, Inc.	116,400	10,708,800
Monsanto Co.	218,600	24,373,900

		35,082,700

Metals & Mining (0.3%)
Freeport-McMoRan Copper & Gold, Inc.	24,400	2,347,768

Total Materials		37,430,468

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V., Series L (ADR)^	38,350	$2,442,512

Total Telecommunication Services		2,442,512

Total Common Stocks (99.4%) (Cost $627,203,473)		648,006,257

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (3.3%)
Beta Finance, Inc.
2.38%, 2/17/09 (l)	$1,999,288	1,999,288
Den Danske Bank/London
3.10%, 4/1/08	750,000	750,000
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	16,557,846	16,557,846
Lloyds Bank plc/London
3.40%, 4/1/08	500,000	500,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	750,000	750,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,557,134

Time Deposit (0.3%)
JPMorgan Chase Nassau
1.59%, 4/1/08	1,747,457	1,747,457

Total Short-Term Investments (3.6%) (Amortized Cost $23,304,591)		23,304,591

Total Investments (103.0%) (Cost/Amortized Cost $650,508,064)		671,310,848
Other Assets Less Liabilities (-3.0%)		(19,264,391)

Net Assets (100%)		$652,046,457

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$648,006,257	$23,304,591	$—	$671,310,848
Other Investments*	—	—	—	—

Total	$648,006,257	$23,304,591	$—	$671,310,848

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$176,601,604
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$174,126,507

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,265,139
Aggregate gross unrealized depreciation	(38,158,855)

Net unrealized appreciation	$20,106,284

Federal income tax cost of investments	$651,204,564

At March 31, 2008, the Portfolio had loaned securities with a total value of $21,016,944. This was secured by collateral of $21,557,134 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $407,213,345 of which $44,749,118 expires in the year 2009, $258,581,589 expires in the year 2010, and $103,882,638 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (16.9%)
Asset-Backed Securities (1.8%)
Bayview Financial Acquisition Trust, Series 05-D AF2
5.402%, 12/28/35 (l)	$6,332,598	$6,228,706
Citifinancial Mortgage Securities, Inc., Series 03-1 AFPT
3.360%, 1/25/33 (e)	2,010,967	2,001,674
Credit-Based Asset Servicing and Securitization LLC, Series 05-CB7 AF2
5.147%, 11/25/35 (e)	1,789,491	1,785,784
DB Master Finance LLC, Series 06-1 A2
5.779%, 6/20/31 §	2,000,000	1,795,180
Home Equity Mortgage Trust, Series 05-4 A3
4.742%, 1/25/36 (e)	1,412,904	1,346,596
Series 06-1 A2
5.300%, 5/25/36 (e)	2,335,000	1,119,491
IXIS Real Estate Capital Trust, Series 06-HE3 A2
2.699%, 1/25/37 (l)	10,075,000	8,416,347
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	4,510,000	4,509,583
Option One Mortgage Loan Trust, Series 06-3 M1
2.829%, 2/25/37 (l)	2,915,000	961,879
Series 07-2 M1
2.959%, 3/25/37 (l)	3,660,000	1,170,753
Petra CRE CDO Ltd., Series 07-1A C
3.699%, 2/25/47 †§(l)	3,300,000	2,230,078
Residential Asset Securities Corp., Series 03-KS3 A2
3.199%, 5/25/33 (l)	237,196	231,290
Residential Funding Mortgage Securities II, Inc., Series 05-HI2 A3
4.460%, 5/25/35	1,519,337	1,515,040

		33,312,401

Non-Agency CMO (15.1%)
Banc of America Commercial Mortgage, Inc., Series 01-PB1 A2
5.787%, 5/11/35	5,068,490	5,103,525
Series 04-3 A5
5.316%, 6/10/39 (l)	6,965,000	7,011,101
Series 04-4 A3
4.128%, 7/10/42	6,190,000	6,111,514
Series 04-6 A2
4.161%, 12/10/42	8,270,000	8,156,350
Bear Stearns Alt-A Trust, Series 06-1 22A1
5.395%, 2/25/36 (l)	8,475,076	6,438,477
Series 06-3 22A1
6.213%, 5/25/36 (l)	3,661,380	2,731,588
Bear Stearns Commercial Mortgage Securities, Inc., Series 02-TOP6 A2
6.460%, 10/15/36	13,190,000	13,534,136
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	19,680,000	19,492,646
Series 06-PW11 A4
5.457%, 3/11/39 (l)	6,770,000	6,740,561
Series 06-PW12 A4
5.711%, 9/11/38 (l)	4,125,000	4,161,618
Citigroup Mortgage Loan Trust, Inc., Series 05-2 1A4
5.110%, 5/25/35 (l)	7,750,843	7,283,667
Series 06-AR1 3A1
5.500%, 3/25/36 (l)	11,171,622	10,669,801
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
5.827%, 6/15/38 (l)	3,775,000	3,831,237
Series 06-C4 A3
5.467%, 9/15/39	11,725,000	11,529,680
CS First Boston Mortgage Securities Corp., Series 03-CK2 A2
3.861%, 3/15/36	869,096	857,703
Series 04-C1 A4
4.750%, 1/15/37 (l)	3,280,000	3,169,228
Deutsche Mortgage Securities, Inc., Series 05-WF1 1A1
5.078%, 6/26/35 § (l)	4,446,437	4,398,265
GE Capital Commercial Mortgage Corp., Series 05-C3 A3FX
4.863%, 7/10/45	7,710,000	7,637,272
Greenwich Capital Commercial Funding Corp., Series 03-C1 A4
4.111%, 7/5/35	6,385,000	5,911,957
Series 03-C2 A3
4.533%, 1/5/36	8,390,000	8,177,821
Series 05-GG3 A2
4.305%, 8/10/42	9,040,000	8,918,024
Indymac Index Mortgage Loan Trust, Series 06-AR7 4A1
6.217%, 5/25/36 (l)	4,709,427	3,344,759
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-CB11 A4
5.335%, 8/12/37 (l)	5,860,000	5,888,098
Series 05-LDP3 A2
4.851%, 8/15/42	6,780,000	6,701,244
Series 05-LDP4 A2
4.790%, 10/15/42	5,590,000	5,520,146
Series 06-CB14 A4
5.481%, 12/12/44 (l)	3,790,000	3,757,066
Series 06-CB15 A4
5.814%, 6/12/43 (l)	5,940,000	5,995,443
LB-UBS Commercial Mortgage Trust, Series 03-C3 A4
4.166%, 5/15/32	9,370,000	8,676,880
Series 04-C2 A4
4.367%, 3/15/36	2,885,000	2,758,306
Series 04-C4 A4
5.125%, 6/15/29 (l)	2,985,000	3,047,875
Series 04-C8 A2
4.201%, 12/15/29	6,525,000	6,434,284
Series 05-C1 A4
4.742%, 2/15/30	5,930,000	5,785,009
Series 05-C7 A4
5.197%, 11/15/30 (l)	6,090,000	6,057,174
Series 06-C3 A4
5.661%, 3/15/39 (l)	10,365,000	10,395,108
Series 06-C6 A4
5.372%, 9/15/39	11,165,000	10,926,866
Lehman XS Trust, Series 07-4N M1
3.049%, 3/25/47 (l)	10,880,000	5,300,341
Merrill Lynch Mortgage Investors, Inc., Series 05-A8 A1C1
5.250%, 8/25/36 (l)	5,135,220	5,026,372

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Merrill Lynch Mortgage Trust, Series 05-CKI1 A6
5.244%, 11/12/37 (l)	$2,575,000	$2,572,876
Series 05-MKB2 A2
4.806%, 9/12/42	11,020,000	10,947,365
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 06-2 A4
5.910%, 6/12/46 (l)	805,000	820,606
Morgan Stanley Capital I, Series 05-T17 A5
4.780%, 12/13/41	9,300,000	9,089,170
Residential Funding Mortgage Securities I, Inc., Series 05-SA3 3A
5.242%, 8/25/35 (l)	5,873,141	5,522,470
WaMu Mortgage Pass-through Certificates, Series 07-OA1 A1A
5.026%, 2/25/47 (l)	8,283,629	5,697,314

		282,130,943

Total Asset-Backed and Mortgage-Backed Securities		315,443,344

Consumer Discretionary (3.2%)
Automobiles (0.3%)
Daimler Finance N.A. LLC
4.875%, 6/15/10	1,970,000	1,981,901
7.750%, 1/18/11	2,965,000	3,188,416

		5,170,317

Hotels, Restaurants & Leisure (0.7%)
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12^	3,969,000	4,144,446
7.375%, 11/15/15	3,799,000	3,696,518
Wyndham Worldwide Corp.
6.000%, 12/1/16	5,355,000	4,890,764

		12,731,728

Household Durables (0.5%)
Centex Corp.
5.450%, 8/15/12	5,625,000	4,753,125
MDC Holdings, Inc.
5.500%, 5/15/13	5,360,000	5,102,618

		9,855,743

Media (1.7%)
BSkyB Finance UK plc
5.625%, 10/15/15 §	3,910,000	3,908,718
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,905,000	3,535,615
Comcast Cable Communications LLC.
6.200%, 11/15/08	1,172,000	1,186,012
6.875%, 6/15/09	3,930,000	4,058,169
Comcast Corp.
5.500%, 3/15/11	4,290,000	4,322,548
5.300%, 1/15/14	3,365,000	3,302,404
News America, Inc.
6.550%, 3/15/33^	2,310,000	2,265,417
Time Warner Entertainment Co. LP
8.375%, 3/15/23	5,360,000	5,939,421
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,441,663

		30,959,967

Total Consumer Discretionary		58,717,755

Consumer Staples (2.5%)
Food & Staples Retailing (0.2%)
Kroger Co.
6.800%, 12/15/18	1,650,000	1,775,896
Safeway, Inc.
4.125%, 11/1/08	1,496,000	1,501,118

		3,277,014

Food Products (1.7%)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	3,210,000	3,346,082
5.100%, 7/15/15	2,355,000	2,335,437
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13 §	5,675,000	5,458,198
ConAgra Foods, Inc.
7.875%, 9/15/10	1,587,000	1,733,770
Kraft Foods, Inc.
4.125%, 11/12/09	9,040,000	9,056,941
5.250%, 10/1/13	4,695,000	4,694,930
Tyson Foods, Inc.
6.850%, 4/1/16	5,210,000	5,216,304

		31,841,662

Tobacco (0.6%)
Reynolds American, Inc.
7.250%, 6/1/13	5,135,000	5,438,792
7.625%, 6/1/16	5,030,000	5,292,385

		10,731,177

Total Consumer Staples		45,849,853

Energy (2.0%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.150%, 3/15/13^	1,740,000	1,741,510
6.000%, 3/15/18^	660,000	663,438

		2,404,948

Oil, Gas & Consumable Fuels (1.9%)
Canadian Natural Resources Ltd.
5.150%, 2/1/13	1,450,000	1,479,174
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	2,145,000	2,146,135
Gaz Capital S.A.
6.212%, 11/22/16^	10,935,000	10,133,683
Hess Corp.
7.875%, 10/1/29	3,815,000	4,527,417
Premcor Refining Group, Inc.
7.500%, 6/15/15	2,496,000	2,613,656
StatoilHydro ASA
6.360%, 1/15/09	1,534,000	1,570,799
TransCanada Pipelines Ltd.
6.350%, 5/15/67 (l)	5,625,000	4,971,848
Valero Energy Corp.
6.875%, 4/15/12	4,135,000	4,444,840
Williams Cos., Inc.
7.125%, 9/1/11	2,750,000	2,921,875

		34,809,427

Total Energy		37,214,375

Financials (15.3%)
Capital Markets (3.3%)
Bear Stearns Cos., Inc.
7.625%, 12/7/09^	5,006,000	4,959,539
5.550%, 1/22/17^	5,680,000	5,071,314
Deutsche Bank AG/London
5.000%, 10/12/10	5,085,000	5,333,631
Goldman Sachs Group, Inc.
3.875%, 1/15/09	4,298,000	4,305,878
4.750%, 7/15/13	3,590,000	3,490,873
5.125%, 1/15/15	2,490,000	2,420,509
JP Morgan & Co., Inc.
6.250%, 1/15/09	4,620,000	4,704,800
Lehman Brothers Holdings, Inc.
7.875%, 11/1/09	2,161,000	2,195,399
4.800%, 3/13/14	1,447,000	1,257,433

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.750%, 1/3/17	$1,921,000	$1,735,406
6.500%, 7/19/17	1,787,000	1,697,017
Merrill Lynch & Co., Inc.
4.125%, 1/15/09	1,533,000	1,514,078
6.000%, 2/17/09^	4,887,000	4,896,950
4.125%, 9/10/09	1,905,000	1,865,824
6.050%, 5/16/16	1,928,000	1,829,526
Morgan Stanley
5.050%, 1/21/11	5,270,000	5,286,885
6.750%, 4/15/11	4,975,000	5,214,850
UBS Preferred Funding Trust I
8.622%, 10/29/49 (l)	3,535,000	3,509,085

		61,288,997

Commercial Banks (4.9%)
American Express Centurion Bank
4.375%, 7/30/09	3,079,000	3,084,361
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11^	975,000	1,067,857
BankAmerica Capital II
8.000%, 12/15/26	2,301,000	2,367,483
Barclays Bank plc
8.550%, 9/29/49§ (l)	4,180,000	4,370,809
Compass Bank
5.500%, 4/1/20	5,894,000	5,236,890
Huntington National Bank
4.375%, 1/15/10	3,135,000	3,096,900
Key Bank N.A.
7.000%, 2/1/11	3,780,000	3,987,257
Korea Development Bank
4.625%, 9/16/10	3,000,000	3,058,374
Kreditanstalt fuer Wiederaufbau
5.125%, 3/14/16	3,435,000	3,724,990
Landwirtschaftliche Rentenbank
5.125%, 2/1/17^	3,315,000	3,633,813
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	4,370,000	3,889,571
Marshall & Ilsley Corp.
4.375%, 8/1/09	4,103,000	4,035,678
5.626%, 8/17/09	2,454,000	2,455,816
National City Bank/Ohio
6.250%, 3/15/11	5,110,000	4,905,748
6.200%, 12/15/11	5,090,000	4,781,994
Regions Financial Corp.
6.375%, 5/15/12	5,020,000	5,076,781
Resona Bank Ltd.
5.850%, 9/29/49 §(l)	860,000	714,669
Royal Bank of Scotland Group plc
6.400%, 4/1/09	3,401,000	3,483,654
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
6.299%, 5/15/17 (m)	4,855,000	4,486,020
SouthTrust Corp.
5.800%, 6/15/14	3,990,000	4,203,816
Standard Chartered plc
6.409%, 12/31/49 §(l)	5,700,000	4,682,920
U.S. Bancorp
5.300%, 4/28/09	5,130,000	5,225,115
Union Bank of California N.A.
5.950%, 5/11/16	1,155,000	1,128,127
Union Planters Corp.
7.750%, 3/1/11	3,328,000	3,498,860
Wachovia Capital Trust III
5.800%, 3/15/42 (l)	3,395,000	2,418,938
Wachovia Corp.
5.625%, 12/15/08	1,596,000	1,609,224
Zions Bancorp
5.500%, 11/16/15	2,390,000	2,138,909

		92,364,574

Consumer Finance (1.5%)
American Express Co.
4.750%, 6/17/09	2,333,000	2,340,295
American General Finance Corp.
5.375%, 9/1/09^.	2,050,000	2,069,951
Capital One Bank USA N.A.
4.250%, 12/1/08	2,033,000	2,003,735
5.000%, 6/15/09	5,255,000	5,181,162
6.500%, 6/13/13	3,160,000	2,982,673
Capital One Financial Corp.
5.500%, 6/1/15^	661,000	580,992
6.750%, 9/15/17	297,000	281,726
HSBC Finance Corp.
4.125%, 12/15/08	1,875,000	1,872,728
7.000%, 5/15/12	2,850,000	2,956,054
International Lease Finance Corp.
6.375%, 3/15/09	5,150,000	5,210,883
SLM Corp.
5.375%, 5/15/14	4,200,000	3,151,974

		28,632,173

Diversified Financial Services (2.2%)
Allstate Life Global Funding Trusts
4.500%, 5/29/09^	2,268,000	2,294,994
Bank of America Corp.
3.375%, 2/17/09	2,380,000	2,380,973
Caterpillar Financial Services Corp.
4.500%, 6/15/09	2,727,000	2,757,406
CIT Group, Inc.
3.375%, 4/1/09^	4,485,000	3,857,517
5.850%, 9/15/16	5,215,000	4,008,734
Citicorp
6.375%, 11/15/08	984,000	1,003,341
Countrywide Home Loans, Inc.
4.000%, 3/22/11	79,000	70,456
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,381,625
General Electric Capital Corp.
4.375%, 11/21/11	3,800,000	3,867,025
6.750%, 3/15/32	1,230,000	1,313,775
JP Morgan Chase Capital XXV
6.800%, 10/1/37	882,000	805,863
JPMorgan Chase & Co.
6.750%, 2/1/11	6,680,000	7,092,864
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)	1,690,000	1,377,179
Resona Preferred Global
Securities Cayman Ltd.
7.191%, 12/29/49 §(l)	1,590,000	1,388,592
UFJ Finance Aruba AEC
6.750%, 7/15/13	2,520,000	2,803,185

		40,403,529

Insurance (1.2%)
Allied World Assurance Holdings Ltd.
7.500%, 8/1/16	2,145,000	2,200,616
Assurant, Inc.
5.625%, 2/15/14	1,645,000	1,615,704
General Electric Global Insurance Holdings Corp.
7.000%, 2/15/26	3,435,000	3,549,626
Genworth Financial, Inc.
5.231%, 5/16/09	1,725,000	1,740,083
4.750%, 6/15/09	1,950,000	1,959,190
Liberty Mutual Group, Inc.
5.750%, 3/15/14^ §	2,795,000	2,887,666

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Prudential Financial, Inc.
5.150%, 1/15/13	$3,030,000	$3,025,398
XL Capital Ltd.
5.250%, 9/15/14	5,335,000	4,859,347

		21,837,630

Real Estate Investment Trusts (REITs) (1.3%)
HCP, Inc. (REIT)
6.000%, 1/30/17	5,465,000	4,461,867
Health Care REIT, Inc. (REIT)
6.200%, 6/1/16^	4,700,000	4,090,593
Healthcare Realty Trust (REIT)
5.125%, 4/1/14	2,802,000	2,602,646
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	3,210,000	2,439,600
5.150%, 3/1/12	2,645,000	1,957,300
Mack-Cali Realty Corp. (REIT)
7.250%, 3/15/09	780,000	789,550
Simon Property Group LP (REIT)
5.000%, 3/1/12	5,220,000	5,081,769
5.625%, 8/15/14	3,820,000	3,682,327

		25,105,652

Real Estate Management & Development (0.3%)
ERP Operating LP
5.250%, 9/15/14	5,390,000	5,001,154

Specialized Finance (0.1%)
Toll Brothers Finance Corp.
6.875%, 11/15/12	2,005,000	2,013,024
5.150%, 5/15/15^	550,000	497,474

		2,510,498

Thrifts & Mortgage Finance (0.5%)
Countrywide Financial Corp.
5.800%, 6/7/12	1,731,000	1,568,263
6.250%, 5/15/16^	2,516,000	2,041,425
Washington Mutual, Inc.
4.000%, 1/15/09^	5,270,000	4,743,000
4.200%, 1/15/10	439,000	368,760

		8,721,448

Total Financials		285,865,655

Government Securities (45.3%)
Foreign Governments (3.8%)
Russian Federation
7.500%, 3/31/30 (e)(m)	24,527,250	28,243,128
United Mexican States
8.000%, 12/19/13	MXN 446,645,000	43,129,556

		71,372,684

Supranational (1.2%)
Asian Development Bank
5.500%, 6/27/16	$4,590,000	5,143,839
European Investment Bank
4.875%, 2/15/36	2,420,000	2,439,041
Inter-American Development Bank
5.125%, 9/13/16^	5,140,000	5,644,851
International Bank for Reconstruction & Development
9.250%, 7/15/17	2,880,000	3,994,116
Nordic Investment Bank
5.000%, 2/1/17^	5,135,000	5,577,149

		22,798,996

U.S. Government Agencies (33.9%)
Federal Home Loan Bank
5.000%, 11/17/17^	30,855,000	33,142,528
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12^	5,385,000	5,592,452
5.500%, 8/23/17	11,345,000	12,513,365
5.125%, 11/17/17^	48,490,000	52,010,325
5.500%, 7/1/35	7,956,883	8,064,882
4.500%, 8/1/35	8,917,616	8,600,195
4.500%, 9/1/35	7,895,409	7,614,372
4.500%, 10/1/35	25,425,474	24,520,457
5.785%, 12/1/36 (l)	8,269,793	8,416,364
5.845%, 12/1/36 (l)	10,692,749	10,905,230
7.000%, 2/1/37	22,199,404	23,319,497
6.040%, 4/1/37 (l)	9,404,675	9,655,568
5.676%, 1/1/38 (l)	3,668,121	3,845,708
Federal National Mortgage Association
9.000%, 8/1/26	5,254	5,814
6.250%, 5/15/29	17,755,000	20,931,600
6.625%, 11/15/30^	3,050,000	3,773,975
5.500%, 4/1/33	12,326,006	12,483,193
5.500%, 7/1/33	15,260,106	15,454,710
5.000%, 11/1/33	11,625,182	11,538,285
5.500%, 4/1/34	6,808,919	6,895,749
5.500%, 5/1/34	4,092,750	4,144,943
5.500%, 11/1/34	20,268,161	20,511,749
5.500%, 2/1/35	33,226,318	33,650,035
6.000%, 4/1/35	17,341,407	17,854,726
4.500%, 8/1/35	7,763,275	7,492,102
4.500%, 9/1/35	22,907,949	22,135,805
5.000%, 2/1/36	40,179,811	39,826,632
5.000%, 7/1/36	8,782,268	8,711,494
6.500%, 9/1/36	54,068,461	56,048,093
5.500%, 11/1/36	25,788,215	26,084,820
5.970%, 11/1/36 (l)	8,767,300	8,946,944
5.648%, 1/1/37 (l)	8,652,713	8,793,326
5.925%, 2/1/37 (l)	15,438,497	15,731,619
6.033%, 2/1/37 (l)	9,462,581	9,675,592
5.500%, 3/1/37	62,586,850	63,306,698
6.040%, 3/1/37 (l)	9,943,986	10,180,168
Government National Mortgage Association
8.500%, 10/15/17	2,678	2,926
8.500%, 11/15/17	9,571	10,457
8.000%, 7/15/26	698	766

		632,393,164

U.S. Treasuries (6.4%)
U.S. Treasury Bonds
4.500%, 2/15/36^	69,405,000	71,698,628
U.S. Treasury Notes
2.125%, 1/31/10^	24,900,000	25,112,048
3.625%, 12/31/12	20,530,000	21,631,886

		118,442,562

Total Government Securities		845,007,406

Health Care (1.6%)
Health Care Equipment & Supplies (0.2%)
Baxter FinCo B.V.
4.750%, 10/15/10	4,556,000	4,705,601

Health Care Providers & Services (0.7%)
UnitedHealth Group, Inc.
4.125%, 8/15/09	1,930,000	1,912,655
5.250%, 3/15/11	5,220,000	5,325,068
WellPoint, Inc.
4.250%, 12/15/09	5,276,000	5,267,369

		12,505,092

Life Sciences Tools & Services (0.4%)
Fisher Scientific International, Inc.
6.750%, 8/15/14	1,747,000	1,781,901
6.125%, 7/1/15	5,351,000	5,329,243

		7,111,144

Pharmaceuticals (0.3%)
Abbott Laboratories
3.500%, 2/17/09	2,557,000	2,565,062

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wyeth
5.500%, 2/1/14	$3,187,000	$3,301,114

		5,866,176

Total Health Care		30,188,013

Industrials (1.3%)
Airlines (0.1%)
United Air Lines, Inc.
6.636%, 7/2/22	2,125,603	1,978,766

Building Products (0.3%)
Masco Corp.
4.800%, 6/15/15	5,660,000	5,054,969

Commercial Services & Supplies (0.3%)
R.R. Donnelley & Sons Co.
4.950%, 4/1/14^	1,315,000	1,208,974
Waste Management, Inc.
6.875%, 5/15/09	3,550,000	3,641,867

		4,850,841

Industrial Conglomerates (0.4%)
Hutchison Whampoa International Ltd.
7.450%, 11/24/33 §	3,445,000	3,539,334
Textron, Inc.
6.375%, 11/15/08	2,085,000	2,128,376
Tyco International Group S.A.
6.000%, 11/15/13	2,865,000	2,876,936

		8,544,646

Machinery (0.1%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	2,097,000	2,150,107

Road & Rail (0.1%)
Norfolk Southern Corp.
6.200%, 4/15/09	2,125,000	2,187,126

Total Industrials		24,766,455

Information Technology (1.5%)
Communications Equipment (0.2%)
Motorola, Inc.
7.625%, 11/15/10	402,000	416,620
7.500%, 5/15/25	475,000	414,310
6.500%, 9/1/25	2,980,000	2,447,072

		3,278,002

Computers & Peripherals (0.2%)
International Business Machines Corp.
5.375%, 2/1/09^	2,278,000	2,321,275
4.375%, 6/1/09	1,215,000	1,240,508

		3,561,783

IT Services (0.6%)
Computer Sciences Corp.
5.500%, 3/15/13 §	2,525,000	2,533,474
Electronic Data Systems Corp.
6.500%, 8/1/13	6,379,000	6,322,724
7.450%, 10/15/29	2,215,000	2,095,069

		10,951,267

Office Electronics (0.5%)
Xerox Capital Trust I
8.000%, 2/1/27^	5,205,000	5,137,923
Xerox Corp.
9.750%, 1/15/09	3,542,000	3,680,134
7.625%, 6/15/13	980,000	1,013,200

		9,831,257

Total Information Technology		27,622,309

Materials (1.9%)
Chemicals (0.4%)
Dow Chemical Co.
7.375%, 11/1/29	360,000	386,202
Lubrizol Corp.
4.625%, 10/1/09	1,955,000	1,962,116
PPG Industries, Inc.
5.750%, 3/15/13^	4,110,000	4,239,979

		6,588,297

Construction Materials (0.1%)
Lafarge S.A.
6.150%, 7/15/11	2,603,000	2,655,435

Containers & Packaging (0.2%)
Packaging Corp. of America
5.750%, 8/1/13	2,675,000	2,697,079

Metals & Mining (0.6%)
BHP Billiton Finance USA Ltd.
7.250%, 3/1/16	3,697,000	4,061,247
Ispat Inland ULC
9.750%, 4/1/14	1,695,000	1,823,037
United States Steel Corp.
5.650%, 6/1/13	4,549,000	4,405,716
7.000%, 2/1/18	1,415,000	1,382,166

		11,672,166

Paper & Forest Products (0.6%)
Celulosa Arauco y Constitucion S.A.
8.625%, 8/15/10	1,204,000	1,336,925
International Paper Co.
4.250%, 1/15/09	2,092,000	2,091,255
5.300%, 4/1/15	4,415,000	4,111,473
Westvaco Corp.
8.200%, 1/15/30	1,130,000	1,161,429
Weyerhaeuser Co.
5.950%, 11/1/08	2,805,000	2,847,796

		11,548,878

Total Materials		35,161,855

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.7%)
AT&T Corp.
8.000%, 11/15/31	500,000	584,255
AT&T, Inc.
4.125%, 9/15/09	2,570,000	2,584,299
British Telecommunications plc
8.625%, 12/15/10	7,320,000	8,050,273
Embarq Corp.
6.738%, 6/1/13	435,000	420,645
7.082%, 6/1/16	8,570,000	8,113,536
Pacific Bell Telephone Co.
6.625%, 10/15/34	6,570,000	6,310,951
Qwest Corp.
7.875%, 9/1/11	5,140,000	5,127,150
8.875%, 3/15/12	3,815,000	3,891,300
Sprint Capital Corp.
7.625%, 1/30/11	3,205,000	2,964,625
8.375%, 3/15/12	8,920,000	8,251,000
8.750%, 3/15/32	1,784,000	1,507,480
Telecom Italia Capital S.A.
4.000%, 11/15/08	2,195,000	2,174,850
4.000%, 1/15/10	8,010,000	7,857,650
6.375%, 11/15/33	900,000	786,939
Telefonos de Mexico S.A.B. de C.V.
4.500%, 11/19/08	4,705,000	4,705,758
Verizon Communications, Inc.
4.900%, 9/15/15	2,670,000	2,584,200
Verizon New Jersey, Inc., Series A
5.875%, 1/17/12	3,230,000	3,329,771

		69,244,682

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wireless Telecommunication Services (0.9%)
New Cingular Wireless Services, Inc.
7.875%, 3/1/11	$4,080,000	$4,437,853
8.750%, 3/1/31	2,405,000	2,918,693
Vodafone Group plc
7.750%, 2/15/10	4,910,000	5,203,471
5.500%, 6/15/11	4,485,000	4,561,066

		17,121,083

Total Telecommunication Services		86,365,765

Utilities (2.2%)
Electric Utilities (1.9%)
Carolina Power & Light Co.
6.500%, 7/15/12	4,940,000	5,320,993
Consumers Energy Co., Series C
4.250%, 4/15/08	1,955,000	1,954,917
Exelon Corp.
6.750%, 5/1/11	2,190,000	2,310,862
FirstEnergy Corp., Series B
6.450%, 11/15/11	2,195,000	2,297,634
Series C
7.375%, 11/15/31	2,415,000	2,627,039
FPL Group Capital, Inc.
5.625%, 9/1/11	3,435,000	3,620,394
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	2,760,000	2,916,542
Pacific Gas & Electric Co.
4.800%, 3/1/14	5,440,000	5,487,132
Progress Energy, Inc.
7.100%, 3/1/11	1,571,000	1,691,059
Public Service Co. of Colorado
7.875%, 10/1/12	1,925,000	2,218,986
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13 §	3,950,000	4,117,215

		34,562,773

Multi-Utilities (0.3%)
DCP Midstream LLC
7.875%, 8/16/10	1,340,000	1,436,535
NiSource Finance Corp.
7.875%, 11/15/10	2,205,000	2,396,950
Wisconsin Energy Corp.
6.250%, 5/15/67 (l)	2,550,000	2,275,362

		6,108,847

Total Utilities		40,671,620

Total Long-Term Debt Securities (98.3%) (Cost $1,852,989,258)		1,832,874,405

	Number of Shares
PREFERRED STOCKS:
Financials (0.2%)
Thrifts & Mortgage Finance (0.2%)
Fannie Mae
8.250%	112,375	2,702,619
Freddie Mac
8.375%^	74,725	1,823,290

Total Preferred Stocks (0.2%) (Cost $4,677,500)		4,525,909

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (2.4%)
Federal Home Loan Bank
1.50%, 4/1/08 (o)(p)	$44,100,000	$44,098,163

Short-Term Investments of Cash Collateral for Securities Loaned (10.2%)
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
2.37%, 5/11/09 (l)	10,000,025	10,000,025
Calyon/New York
2.41%, 7/2/10 (l)	4,997,666	4,997,666
Comerica Bank
4.46%, 1/12/09 (l)	9,002,052	9,002,052
Den Danske Bank/London
3.10%, 4/1/08	5,000,000	5,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	20,000,000	20,000,000
3.00%, 4/1/08 (r)	39,941,059	39,941,059
Five Finance, Inc.
2.38%, 6/19/08 (l)	9,999,517	9,999,517
Goldman Sachs Group, Inc.
3.10%, 12/23/08 (l)	5,500,787	5,500,787
2.41%, 3/27/09 (l)	5,000,000	5,000,000
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	5,000,000	5,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	2,600,000	2,600,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	7,000,000	7,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	11,000,000	11,000,000
New York Life Global Funding
2.70%, 3/30/09 (l)	5,000,000	5,000,000
Pricoa Global Funding I
2.40%, 6/25/10 (l)	4,998,874	4,998,874
Raiffeisen Zentralbank
3.40%, 4/1/08	5,000,000	5,000,000
SLM Corp.
2.89%, 12/15/08 (l)	8,252,891	8,252,891
Tango Finance Corp.
2.38%, 6/25/09 (l)	4,997,734	4,997,734
Wachovia Bank N.A.
2.37%, 6/27/08 (l)	11,999,710	11,999,710
Wells Fargo & Co.
3.12%, 8/3/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		190,290,315

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	66,287	66,287

Total Short-Term Investments (12.6%) (Cost/Amortized Cost $234,456,602)		234,454,765

Total Investments (111.1%) (Cost/Amortized Cost $2,092,123,360)		2,071,855,079
Other Assets Less Liabilities (-11.1%)		(207,694,482)

Net Assets (100%)		$1,864,160,597

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $2,230,078 or 0.12% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $42,025,118 or 2.25% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

MXN — Mexican Peso

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Foreign Currency Sell Contracts
Mexican Peso, expiring 6/9/08	475,668	$44,067,776	$44,304,281	$(236,505)
Mexican Peso, expiring 6/9/08	14,693	1,361,118	1,368,486	(7,368)

				$(243,873)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN QUALITY BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$4,525,909	$2,065,099,092	$2,230,078	$2,071,855,079
Other Investments*	—	—	—	—

Total	$4,525,909	$2,065,099,092	$2,230,078	$2,071,855,079

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	243,873	—	243,873

Total	$—	$243,873	$—	$243,873

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$4,325,427	$—
Total gains or losses (realized/unrealized) included in earnings	(1,647,987)	—
Purchases, sales, issueances, and settlements (net)	(447,362)	—
Transfers in and/or out of Level 3.	—	—

Balance as of 3/31/08	$2,230,078	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(651,749)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$302,189,427
Long-term U.S. Treasury securities	171,541,666

$473,731,093

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$375,887,637
Long-term U.S. Treasury securities	207,432,319

$583,319,956

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,063,558
Aggregate gross unrealized depreciation	(47,311,373)

Net unrealized depreciation	$(21,247,815)

Federal income tax cost of investments	$2,093,102,894

At March 31, 2008, the Portfolio had loaned securities with a total value of $239,614,823. This was secured by collateral of $190,290,315 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $54,019,034 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $8,400, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $20,587,041 of which $395,663 expires in the year 2013 and $20,191,378 expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.5%)
Distributors (1.8%)
LKQ Corp.*^	880,200	$19,778,094

Diversified Consumer Services (2.0%)
Capella Education Co.*	93,100	5,083,260
Strayer Education, Inc.^	110,800	16,897,000

		21,980,260

Hotels, Restaurants & Leisure (4.8%)
Gaylord Entertainment Co.*^	90,300	2,735,187
Life Time Fitness, Inc.*^.	267,400	8,345,554
Orient-Express Hotels Ltd., Class A^	251,900	10,872,004
Red Robin Gourmet Burgers, Inc.*^	411,500	15,460,055
Sonic Corp.*^	686,000	15,119,440

		52,532,240

Internet & Catalog Retail (1.2%)
Netflix, Inc.*^	382,700	13,260,555

Media (1.5%)
National CineMedia, Inc.^	739,200	16,617,216

Specialty Retail (3.3%)
Dick’s Sporting Goods, Inc.*^	643,100	17,222,218
GameStop Corp., Class A*	183,500	9,488,785
J. Crew Group, Inc.*^	214,900	9,492,133

		36,203,136

Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc.*^	324,800	9,234,064

Total Consumer Discretionary		169,605,565

Energy (10.8%)
Energy Equipment & Services (5.6%)
Complete Production
Services, Inc.*^	739,000	16,952,660
Dril-Quip, Inc.*^	260,200	12,091,494
Grant Prideco, Inc.*	230,900	11,364,898
Oceaneering International, Inc.*	153,000	9,639,000
Superior Energy Services, Inc.*	288,200	11,418,484

		61,466,536

Oil, Gas & Consumable Fuels (5.2%)
Bill Barrett Corp.*^	285,290	13,479,953
Forest Oil Corp.*^	234,700	11,490,912
Newfield Exploration Co.*	264,900	13,999,965
Penn Virginia Corp.^	190,600	8,403,554
Range Resources Corp.	158,300	10,044,135

		57,418,519

Total Energy		118,885,055

Financials (5.8%)
Capital Markets (5.8%)
Affiliated Managers Group, Inc.*	124,200	11,269,908
Greenhill & Co., Inc.^	226,800	15,776,208
Lazard Ltd., Class A^	405,400	15,486,280
MF Global Ltd.*	682,700	6,765,557
optionsXpress Holdings, Inc.^	437,890	9,068,702
Stifel Financial Corp.*	115,700	5,194,930

Total Financials		63,561,585

Health Care (17.8%)
Biotechnology (2.6%)
Acorda Therapeutics, Inc.*^	169,400	3,040,730
Alexion Pharmaceuticals, Inc.*^	246,200	14,599,660
OSI Pharmaceuticals, Inc.*^	203,200	7,597,648
Savient Pharmaceuticals, Inc.*^	169,800	3,396,000

		28,634,038

Health Care Equipment & Supplies (8.4%)
ArthroCare Corp.*^	329,840	11,000,164
Hansen Medical, Inc.*^	717,800	10,092,268
Hologic, Inc.*^	325,600	18,103,360
Masimo Corp.*^	256,700	6,674,200
Meridian Bioscience, Inc.^	522,450	17,465,503
NuVasive, Inc.*^	442,800	15,281,028
TomoTherapy, Inc.*^	959,800	13,773,130

		92,389,653

Health Care Providers & Services (1.0%)
HealthExtras, Inc.*	458,900	11,399,076

Health Care Technology (1.8%)
MedAssets, Inc.*	363,700	5,390,034
TriZetto Group, Inc.*^	829,500	13,844,355

		19,234,389

Life Sciences Tools & Services (3.3%)
AMAG Pharmaceuticals, Inc.*^	291,900	11,801,517
ICON plc (ADR)*	255,600	16,585,884
WuXi PharmaTech Cayman, Inc. (ADR)*^	332,600	7,436,936

		35,824,337

Pharmaceuticals (0.7%)
Auxilium Pharmaceuticals, Inc.*^	106,300	2,842,462
Jazz Pharmaceuticals, Inc.*^	235,900	2,127,818
XenoPort, Inc.*^	80,700	3,265,929

		8,236,209

Total Health Care		195,717,702

Industrials (21.6%)
Aerospace & Defense (1.4%)
Hexcel Corp.*	809,500	15,469,545

Commercial Services & Supplies (3.4%)
Duff & Phelps Corp., Class A*	200,500	3,606,995
FTI Consulting, Inc.*^	264,400	18,782,976
Stericycle, Inc.*	296,180	15,253,270

		37,643,241

Construction & Engineering (2.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	277,700	10,896,948
Granite Construction, Inc.^	398,800	13,044,748

		23,941,696

Electrical Equipment (4.3%)
Ametek, Inc.	508,150	22,312,867
Baldor Electric Co.^	598,100	16,746,800
EnerSys*^	352,400	8,429,408

		47,489,075

Machinery (9.1%)
Actuant Corp., Class A^	132,100	3,990,741
Astec Industries, Inc.*	376,500	14,593,140
Bucyrus International, Inc., Class A^	48,400	4,919,860
Chart Industries, Inc.*^	340,500	11,522,520
IDEX Corp.	597,450	18,335,740
Joy Global, Inc.	215,400	14,035,464
Kaydon Corp.^	233,600	10,257,376
Lincoln Electric Holdings, Inc.	260,600	16,806,094
Valmont Industries, Inc.^	57,400	5,044,886

		99,505,821

Trading Companies & Distributors (1.2%)
MSC Industrial Direct Co.^	315,100	13,312,975

Total Industrials		237,362,353

Information Technology (24.6%)
Communications Equipment (2.5%)
Foundry Networks, Inc.*^	1,249,000	14,463,420
NETGEAR, Inc.*^	670,200	13,370,490

		27,833,910

Electronic Equipment & Instruments (1.4%)
Amphenol Corp., Class A^	408,140	15,203,215

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (6.4%)
comScore, Inc.*^	610,200	$12,240,612
DealerTrack Holdings, Inc.*^	606,600	12,265,452
Omniture, Inc.*^	459,500	10,664,995
VistaPrint Ltd.*^	624,010	21,809,150
Websense, Inc.*	695,000	13,031,250

		70,011,459

IT Services (2.0%)
Cybersource Corp.*	509,000	7,436,490
Iron Mountain, Inc.*^	562,357	14,868,719

		22,305,209

Semiconductors & Semiconductor Equipment (5.8%)
Hittite Microwave Corp.*^	425,400	15,918,468
Integrated Device Technology, Inc.*^	918,300	8,200,419
Intersil Corp., Class A	288,246	7,399,275
Microsemi Corp.*^	613,800	13,994,640
ON Semiconductor Corp.*^	876,170	4,976,645
Verigy Ltd.*^	707,600	13,331,184

		63,820,631

Software (6.5%)
Activision, Inc.*	662,777	18,100,440
Commvault Systems, Inc.*^	1,166,500	14,464,600
Informatica Corp.*^	840,100	14,332,106
SuccessFactors, Inc.*^	1,029,309	10,046,056
Synchronoss Technologies, Inc.*^	683,460	13,689,704

		70,632,906

Total Information Technology		269,807,330

Telecommunication Services (2.2%)
Diversified Telecommunication Services (0.8%)
Cbeyond, Inc.*^	121,300	2,279,227
Time Warner Telecom, Inc., Class A*^	440,200	6,818,698

		9,097,925

Wireless Telecommunication Services (1.4%)
SBA Communications Corp., Class A*	494,100	14,739,003

Total Telecommunication Services		23,836,928

Total Common Stocks (98.3%) (Cost $1,062,033,955)		1,078,776,518

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (35.7%)
American Honda Finance Corp.
2.96%, 9/11/08 (l)	$5,000,000	5,000,000
ANZ National Bank Ltd.
2.36%, 3/6/09 (l)	17,995,274	17,995,274
Bancaja U.S. Debt S.A.U.
4.10%, 4/18/08 (l)	10,000,000	10,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	10,000,000	10,000,000
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	10,000,000	10,000,000
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	15,000,000	15,000,000
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
3.13%, 3/23/09 (l)	10,000,000	10,000,000
Beta Finance, Inc.
2.38%, 2/17/09 (l)	14,994,659	14,994,659
Caixa d’Estalvis i Pensions de
Barcelona/Catalonia
3.04%, 6/30/08 (l)	18,500,000	18,500,000
Calyon/New York
2.37%, 10/14/08 (l)	9,998,574	9,998,574
2.41%, 7/2/10 (l)	4,997,666	4,997,666
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	10,000,000	10,000,000
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	12,000,000	12,000,000
Comerica Bank
2.37%, 8/7/08 (l)	10,998,148	10,998,148
2.84%, 3/16/09 (l)	9,999,399	9,999,399
Den Danske Bank/London
3.10%, 4/1/08	10,000,000	10,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	20,171,337	20,171,337
Five Finance, Inc.
2.38%, 2/23/09 (l)	14,994,311	14,994,311
General Electric Capital Corp.
2.40%, 3/12/10 (l)	15,000,000	15,000,000
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	18,000,000	18,000,000
Bank of Scotland plc
2.37%, 7/17/08 (l)	5,000,000	5,000,000
Lehman Brothers Holdings, Inc.
4.69%, 4/2/08 (l)	14,251,346	14,251,346
Lloyds Bank plc/London
3.40%, 4/1/08	15,000,000	15,000,000
MassMutual Global Funding II
2.40%, 3/26/10 (l)	14,000,000	14,000,000
MBIA Global Funding LLC
2.36%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	6,000,000	6,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding Ltd.
3.14%, 5/24/10 (l)	5,500,000	5,500,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.41%, 12/15/09 (l)	11,000,000	11,000,000
2.40%, 6/25/10 (l)	4,998,874	4,998,874
Raiffeisen Zentralbank
3.40%, 4/1/08	10,000,000	10,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	9,995,468	9,995,468

Total Short-Term Investments of Cash Collateral for Securities Loaned		390,895,056

Time Deposit (2.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	22,359,248	22,359,248

Total Short-Term Investments: (37.7%) (Amortized Cost $413,254,304)		413,254,304

Total Investments (136.0%) (Cost/Amortized Cost $1,475,288,259)		1,492,030,822
Other Assets Less Liabilities (-36.0%)		(395,344,464)

Net Assets (100%)		$1,096,686,358

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,078,776,518	$413,254,304	$—	$1,492,030,822
Other Investments*	—	—	—	—

Total	$1,078,776,518	$413,254,304	$—	$1,492,030,822

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$231,267,775
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$238,156,346

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$137,186,136
Aggregate gross unrealized depreciation	(123,899,080)

Net unrealized appreciation	$13,287,056

Federal income tax cost of investments	$1,478,743,766

At March 31, 2008, the Portfolio had loaned securities with a total value of $384,165,469. This was secured by collateral of $390,895,056 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

cash received as collateral on loaned securities was held in an interest bearing account in the amount of $7,340, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $1,353,060 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Auto Components (0.6%)
Autoliv, Inc.^	330,700	$16,601,140
BorgWarner, Inc.^	7,949	342,045
Magna International, Inc., Class A	240,200	17,330,430

		34,273,615

Automobiles (0.6%)
General Motors Corp.^	1,821,100	34,691,955

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp	363,500	20,272,395

Household Durables (0.8%)
Black & Decker Corp.^	255,900	16,914,990
Centex Corp.^	894,000	21,643,740
KB Home^	439,100	10,858,943
Newell Rubbermaid, Inc.	7,020	160,547
Pulte Homes, Inc.	82,468	1,199,910

		50,778,130

Leisure Equipment & Products (0.3%)
Brunswick Corp.^	1,059,900	16,926,603

Media (2.6%)
CBS Corp., Class B^	1,954,450	43,154,256
Gannett Co., Inc.^	1,085,500	31,533,775
Idearc, Inc.^	1,259,300	4,583,852
Time Warner, Inc.	2,999,700	42,055,794
Viacom, Inc., Class B*	1,023,700	40,558,994

		161,886,671

Multiline Retail (0.9%)
Family Dollar Stores, Inc.^	741,300	14,455,350
Macy’s, Inc.	1,710,200	39,437,212

		53,892,562

Specialty Retail (2.1%)
Gap, Inc.^	2,152,700	42,365,136
Home Depot, Inc.^	1,808,200	50,575,354
Limited Brands, Inc.	55,100	942,210
Lowe’s Cos., Inc.^	1,099,600	25,224,824
Office Depot, Inc.*	693,400	7,662,070

		126,769,594

Textiles, Apparel & Luxury Goods (0.5%)
Jones Apparel Group, Inc.^	1,711,500	22,968,330
VF Corp	90,500	7,014,655

		29,982,985

Total Consumer Discretionary		529,474,510

Consumer Staples (9.2%)
Beverages (0.6%)
Coca-Cola Co.	225,000	13,695,750
Molson Coors Brewing Co., Class B^	464,000	24,392,480

		38,088,230

Food & Staples Retailing (2.1%)
Kroger Co.	1,012,600	25,720,040
Safeway, Inc.^	1,568,400	46,032,540
SUPERVALU, Inc.	1,410,500	42,286,790
Wal-Mart Stores, Inc.	200,000	10,536,000

		124,575,370

Food Products (2.1%)
ConAgra Foods, Inc.	1,009,600	24,179,920
Kellogg Co.	468,795	24,639,865
Kraft Foods, Inc., Class A	488,500	15,148,385
Sara Lee Corp.	2,746,100	38,390,478
Tyson Foods, Inc., Class A	1,718,200	27,405,290

		129,763,938

Household Products (2.6%)
Procter & Gamble Co.	2,263,200	158,582,424

Tobacco (1.8%)
Altria Group, Inc.	1,541,700	34,225,740
Philip Morris International, Inc.*	1,541,700	77,979,186

		112,204,926

Total Consumer Staples		563,214,888

Energy (18.4%)
Oil, Gas & Consumable Fuels (18.4%)
Anadarko Petroleum Corp.	806,700	50,846,301
BP plc (ADR)^	590,100	35,789,565
Chevron Corp.	2,687,800	229,430,608
ConocoPhillips	2,197,300	167,456,233
Exxon Mobil Corp.	4,584,482	387,755,488
Marathon Oil Corp.	1,423,500	64,911,600
Occidental Petroleum Corp.	1,035,600	75,774,852
Royal Dutch Shell plc (ADR)	521,200	35,952,376
Total S.A. (Sponsored ADR)	506,400	37,478,664
Valero Energy Corp.	661,100	32,466,621

Total Energy		1,117,862,308

Financials (27.0%)
Capital Markets (3.3%)
Deutsche Bank AG (Registered)^	308,600	34,887,230
Goldman Sachs Group, Inc.	253,100	41,860,209
Merrill Lynch & Co., Inc.^	1,222,500	49,804,650
Morgan Stanley	1,615,900	73,846,630

		200,398,719

Commercial Banks (3.3%)
Comerica, Inc.^	888,200	31,158,056
Fifth Third Bancorp	499,600	10,451,632
KeyCorp^	601,700	13,207,315
SunTrust Banks, Inc.	234,700	12,941,358
U.S. Bancorp	897,100	29,030,156
Wachovia Corp.^	1,186,600	32,038,200
Wells Fargo & Co.^	2,358,900	68,643,990

		197,470,707

Consumer Finance (0.2%)
Discover Financial Services^	683,900	11,195,443

Diversified Financial Services (8.2%)
Bank of America Corp.	5,336,700	202,314,297
CIT Group, Inc.^	922,039	10,926,162
Citigroup, Inc.^	4,612,700	98,804,034
JPMorgan Chase & Co.	4,395,800	188,799,610

		500,844,103

Insurance (10.4%)
ACE Ltd.	977,600	53,826,656
Allstate Corp.	1,363,000	65,505,780
American International Group, Inc.^	2,725,500	117,877,875
Chubb Corp.	312,800	15,477,344
Everest Reinsurance Group Ltd.	470,600	42,132,818
Fidelity National Financial, Inc., Class A^	676,500	12,400,245
Genworth Financial, Inc., Class A	1,760,700	39,862,248
Hartford Financial Services Group, Inc.	363,700	27,557,549
MetLife, Inc.	1,121,000	67,551,460
Old Republic International Corp.^	1,999,300	25,810,963
PartnerReinsurance Ltd.^	108,600	8,286,180
RenaissanceReinsurance Holdings Ltd.	281,300	14,602,283
Safeco Corp.	405,100	17,775,788

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Torchmark Corp.	80,200	$4,820,822
Travelers Cos., Inc.	1,476,200	70,636,170
Unum Group	1,935,900	42,609,159
XL Capital Ltd., Class A^	257,500	7,609,125

		634,342,465

Thrifts & Mortgage Finance (1.6%)
Fannie Mae^	2,245,350	59,097,612
Freddie Mac^	1,052,500	26,649,300
Washington Mutual, Inc.^	1,347,300	13,877,190

		99,624,102

Total Financials		1,643,875,539

Health Care (7.8%)
Health Care Equipment & Supplies (0.1%)
Covidien Ltd.	181,250	8,020,313

Health Care Providers & Services (2.1%)
Aetna, Inc.	784,800	33,032,232
AmerisourceBergen Corp.	964,100	39,508,818
Cardinal Health, Inc.	561,700	29,494,867
McKesson Corp.	453,200	23,734,084

		125,770,001

Pharmaceuticals (5.6%)
Johnson & Johnson	1,333,400	86,497,658
Merck & Co., Inc.	1,167,500	44,306,625
Pfizer, Inc.	8,967,500	187,689,775
Sanofi-Aventis S.A. (ADR)	522,900	19,629,666

		338,123,724

Total Health Care		471,914,038

Industrials (8.4%)
Aerospace & Defense (1.1%)
Northrop Grumman Corp.	844,100	65,679,421

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*	3,272,500	35,375,725

Industrial Conglomerates (5.4%)
General Electric Co.	8,200,000	303,482,000
Tyco International Ltd.	548,512	24,161,954

		327,643,954

Machinery (1.2%)
Caterpillar, Inc.	512,300	40,107,967
Cummins, Inc.	60,600	2,837,292
SPX Corp.^	278,900	29,256,610

		72,201,869

Road & Rail (0.1%)
Avis Budget Group, Inc.*^	911,200	9,676,944

Total Industrials		510,577,913

Information Technology (3.4%)
Communications Equipment (0.5%)
Nokia Oyj (ADR)	951,600	30,289,428

Computers & Peripherals (0.6%)
Dell, Inc.*	459,400	9,151,248
International Business Machines Corp.	169,500	19,516,230
Lexmark International, Inc., Class A*	342,300	10,515,456

		39,182,934

Electronic Equipment & Instruments (1.9%)
Arrow Electronics, Inc.*	970,500	32,657,325
Avnet, Inc.*	850,000	27,820,500
Flextronics International Ltd.*	2,689,055	25,250,226
Ingram Micro, Inc., Class A*	1,094,400	17,324,352
Sanmina-SCI Corp.*	1,589,400	2,574,828
Tech Data Corp.*^	179,700	5,894,160
Tyco Electronics Ltd.	181,250	6,220,500

		117,741,891

IT Services (0.4%)
Electronic Data Systems Corp.	1,343,100	22,362,615

Total Information Technology		209,576,868

Materials (5.2%)
Chemicals (3.1%)
Ashland, Inc.	547,600	25,901,480
Dow Chemical Co.	1,950,400	71,872,240
E.I. du Pont de Nemours & Co.	1,663,400	77,780,584
Lubrizol Corp.	264,800	14,699,048

		190,253,352

Containers & Packaging (1.4%)
Ball Corp	765,500	35,167,070
Owens-Illinois, Inc.*^	714,900	40,341,807
Smurfit-Stone Container Corp.*^	719,500	5,540,150
Sonoco Products Co.^	123,700	3,541,531

		84,590,558

Metals & Mining (0.7%)
ArcelorMittal (N.Y. Shares)^	515,900	42,200,620

Total Materials		317,044,530

Telecommunication Services (8.2%)
Diversified Telecommunication Services (7.0%)
AT&T, Inc.	7,386,100	282,887,630
Verizon Communications, Inc.	3,973,200	144,823,140

		427,710,770

Wireless Telecommunication Services (1.2%)
Sprint Nextel Corp.^	5,605,400	37,500,126
Vodafone Group plc (ADR)	1,216,200	35,890,062

		73,390,188

Total Telecommunication Services		501,100,958

Utilities (1.1%)
Electric Utilities (0.1%)
Entergy Corp.	57,148	6,233,704

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	138,900	12,260,703

Multi-Utilities (0.8%)
Ameren Corp.^	1,002,800	44,163,312
Wisconsin Energy Corp.^	45,400	1,997,146

		46,160,458

Total Utilities		64,654,865

Total Common Stocks (97.4%) (Cost $6,279,195,131)		5,929,296,417

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.8%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	$15,000,000	15,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	12,000,000	12,000,000
Bank of Ireland
3.30%, 4/1/08	7,000,000	7,000,000
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	10,000,000	10,000,000
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	10,000,000	10,000,000
Calyon/New York
2.37%, 10/14/08 (l)	14,997,726	14,997,726

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
CC USA, Inc.
2.38%, 2/12/09 (l)	$9,996,425	$9,996,425
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	14,100,000	14,100,000
Comerica Bank
2.84%, 3/16/09 (l)	9,999,399	9,999,399
Den Danske Bank/London
3.10%, 4/1/08	20,000,000	20,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	100,000,000	100,000,000
3.00%, 4/1/08 (r)	88,210,458	88,210,458
Dexia Bank
3.30%, 4/1/08	15,000,000	15,000,000
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	10,000,000	10,000,000
Lehman Brothers Holdings, Inc.
3.12%, 8/24/09 (l)	10,000,000	10,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	15,000,000	15,000,000
MBIA Global Funding LLC
2.37%, 9/25/08 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
2.42%, 6/29/09 (l)	5,000,000	5,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	15,000,000	15,000,000
2.40%, 3/26/10 (l)	1,000,000	1,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	2,000,000	2,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	5,000,000	5,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	15,000,000	15,000,000
Royal Bank of Scotland Group plc/London
3.15%, 4/1/08	10,000,000	10,000,000
SLM Corp.
2.89%, 12/15/08 (l)	5,001,752	5,001,752
Swedbank AB/New York
2.94%, 4/16/08 (l)	4,500,000	4,500,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	9,995,468	9,995,468
Wachovia Bank N.A.
2.37%, 6/27/08 (l)	13,499,673	13,499,673
Wells Fargo & Co.
3.12%, 8/3/09 (l)	7,500,000	7,500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		472,300,901

Time Deposit (2.4%)
JPMorgan Chase Nassau
1.59%, 4/1/08	146,045,922	146,045,922

Total Short-Term Investments (10.2%) (Amortized Cost $618,346,823)		618,346,823

Total Investments (107.6%) (Cost/Amortized Cost $6,897,541,954)		6,547,643,240
Other Assets Less Liabilities (-7.6%)		(460,995,555)

Net Assets (100%)		$6,086,647,685

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$5,929,296,417	$618,346,823	$—	$6,547,643,240
Other Investments*	—	—	—	—

Total	$5,929,296,417	$618,346,823	$—	$6,547,643,240

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,173,917
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$548,251,184

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$658,102,006
Aggregate gross unrealized depreciation	(1,011,246,148)

Net unrealized depreciation	$(353,144,142)

Federal income tax cost of investments	$6,900,787,382

At March 31, 2008, the Portfolio had loaned securities with a total value of $465,060,957. This was secured by collateral of $472,300,901 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $68,341, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (26.9%)
Diversified Consumer Services (1.9%)
Sotheby’s, Inc.^	37,500	$1,084,125

Hotels, Restaurants & Leisure (5.1%)
Carnival Corp.	44,100	1,785,168
Yum! Brands, Inc.	28,300	1,053,043

		2,838,211

Household Durables (5.4%)
Black & Decker Corp.^	22,300	1,474,030
Mohawk Industries, Inc.*^	21,600	1,546,776

		3,020,806

Media (12.7%)
CBS Corp., Class B	95,900	2,117,472
Gannett Co., Inc.	61,500	1,786,575
Interpublic Group of Cos., Inc.*	132,700	1,116,007
McClatchy Co., Class A^	55,800	597,060
Omnicom Group, Inc.	34,000	1,502,120

		7,119,234

Specialty Retail (1.8%)
Tiffany & Co.	24,800	1,037,632

Total Consumer Discretionary		15,100,008

Consumer Staples (9.2%)
Beverages (3.2%)
Constellation Brands, Inc., Class A* .	101,200	1,788,204

Household Products (6.0%)
Clorox Co.	30,600	1,733,184
Energizer Holdings, Inc.*	18,100	1,637,688

		3,370,872

Total Consumer Staples		5,159,076

Financials (27.5%)
Capital Markets (12.0%)
Franklin Resources, Inc.	16,300	1,580,937
Janus Capital Group, Inc.	71,500	1,663,805
Northern Trust Corp.	28,600	1,901,042
T. Rowe Price Group, Inc.	31,100	1,555,000

		6,700,784

Commercial Banks (3.3%)
City National Corp./California^	37,900	1,874,534

Diversified Financial Services (2.4%)
Moody’s Corp.	38,900	1,354,887

Insurance (3.4%)
Aflac, Inc.	12,300	798,885
HCC Insurance Holdings, Inc.	48,700	1,105,003

		1,903,888

Real Estate Management & Development (6.4%)
CB Richard Ellis Group, Inc., Class A*	82,300	1,780,972
Jones Lang LaSalle, Inc.	23,400	1,809,756

		3,590,728

Total Financials		15,424,821

Health Care (10.8%)
Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	34,400	1,989,008

Health Care Technology (3.7%)
IMS Health, Inc.	97,500	2,048,475

Life Sciences Tools & Services (3.6%)
Thermo Fisher Scientific, Inc.*	35,900	2,040,556

Total Health Care		6,078,039

Industrials (11.4%)
Commercial Services & Supplies (9.8%)
Dun & Bradstreet Corp.	21,600	1,757,808
Equifax, Inc.	51,000	1,758,480
Pitney Bowes, Inc.	56,200	1,968,124

		5,484,412

Machinery (1.6%)
Illinois Tool Works, Inc.	18,700	901,901

Total Industrials		6,386,313

Information Technology (10.7%)
Electronic Equipment & Instruments (2.8%)
Anixter International, Inc.*	24,800	1,588,192

IT Services (7.9%)
Accenture Ltd., Class A	68,200	2,398,594
Hewitt Associates, Inc., Class A*	51,500	2,048,155

		4,446,749

Total Information Technology		6,034,941

Total Common Stocks (96.5%) (Cost $59,568,035)		54,183,198

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.0%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	$2,113,543	2,113,543
Lloyds Bank plc/London
3.40%, 4/1/08	100,000	100,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		2,213,543

Time Deposit (3.4%)
JPMorgan Chase Nassau
1.59%, 4/1/08	1,908,146	1,908,146

Total Short-Term Investments (7.4%) (Amortized Cost $4,121,689)		4,121,689

Total Investments (103.9%) (Cost/Amortized Cost $63,689,724)		58,304,887
Other Assets Less Liabilities (-3.9%)		(2,180,755)

Net Assets (100%)		$56,124,132

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/ARIEL APPRECIATION II PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$54,183,198	$4,121,689	$—	$58,304,887
Other Investments*	—	—	—	—

Total	$54,183,198	$4,121,689	$—	$58,304,887

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,781,186
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,363,095

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,972,045
Aggregate gross unrealized depreciation	(8,366,338)

Net unrealized depreciation	$(5,394,293)

Federal income tax cost of investments	$63,699,180

At March 31, 2008, the Portfolio had loaned securities with a total value of $2,158,513. This was secured by collateral of $2,213,543 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,759, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS: (A)
Automobiles & Components (0.5%)
Cooper Tire & Rubber Co.	7,560	$113,173
Standard Motor Products, Inc.	9,840	60,221
Superior Industries International, Inc.	9,900	205,425
TRW Automotive Holdings Corp.*	25,200	588,924

		967,743

Banks (4.3%)
1st Constitution Bancorp*	122	1,612
1st Independence Financial Group, Inc.	40	698
1st Source Corp.	6,756	142,214
Alliance Financial Corp./ New York	1,348	33,700
AMCORE Financial, Inc.	11,498	233,984
Anchor Bancorp Wisconsin, Inc.	9,325	176,895
BancFirst Corp.	4,600	210,588
Banco Latinoamericano de Exportaciones S.A., Class E	17,700	272,580
Bank Holdings*	2,996	28,612
Bank of Granite Corp.	5,587	61,345
Bank of Marin Bancorp/California	1,000	30,000
Berkshire Hills Bancorp, Inc.	7,800	196,482
Beverly Hills Bancorp, Inc.	13,895	35,154
Boston Private Financial Holdings, Inc.	3,213	34,026
Britton & Koontz Capital Corp.	1,130	18,012
C&F Financial Corp.	100	2,684
Camco Financial Corp.	645	7,098
Capital Bank Corp.	4,372	44,813
Capital Corp. of the West	3,700	29,674
Cardinal Financial Corp.	17,850	158,329
Carolina Bank Holdings, Inc.*	1,500	16,162
Carrollton Bancorp	300	4,050
Carver Bancorp, Inc.	1,700	19,856
Cascade Financial Corp.	4,669	56,962
CCF Holding Co.	790	4,756
Central Bancorp, Inc.	390	7,190
Central Virginia Bankshares, Inc.	1,600	28,160
Centrue Financial Corp.	2,340	45,630
CFS Bancorp, Inc.	7,127	102,415
Citizens South Banking Corp.	3,094	29,393
City Bank/Washington	8,400	187,068
Codorus Valley Bancorp, Inc.	1,459	23,694
Community Bank Shares of Indiana, Inc.	2,042	40,074
Community Bankshares, Inc./South Carolina	2,790	33,452
Community Capital Corp.	3,500	54,915
Community Financial Corp./Virginia	1,325	10,600
Crescent Banking Co.	3,000	33,000
Epic Bancorp	920	10,828
EuroBancshares, Inc.*	400	2,128
Farmer Mac, Class C	3,500	91,350
Farmers Capital Bank Corp.	4,700	111,531
Financial Institutions, Inc.	1,570	29,751
First Bancorp of Indiana, Inc.	1,200	14,280
First Bancshares, Inc./Missouri*	100	1,653
First BancTrust Corp.	20	109
First California Financial Group, Inc.*	3,773	32,070
First Capital, Inc.	110	1,826
First Citizens Banc Corp.	2,000	29,240
First Community Corp.	100	1,480
First Defiance Financial Corp.	4,907	90,043
First Federal Bancshares of Arkansas, Inc.	2,010	27,698
First Federal Bankshares, Inc.	1,550	21,390
First Financial Bancorp	1,270	17,081
First Franklin Corp.	400	3,500
First Keystone Financial, Inc.*	270	2,765
First M&F Corp.	1,656	24,012
First Merchants Corp.	10,276	293,277
First National Lincoln Corp.	1,500	22,725
First Niagara Financial Group, Inc.	60,450	821,515
First PacTrust Bancorp, Inc.	2,075	34,414
First Place Financial Corp./Ohio	6,900	89,700
First State Bancorp/New Mexico	1,400	18,746
First United Corp.	3,940	78,091
First West Virginia Bancorp, Inc.	100	1,575
Firstbank Corp./Michigan	900	12,105
FNB United Corp.	2,827	29,683
Gateway Financial Holdings, Inc.	9,300	98,580
Great Southern Bancorp, Inc.	570	8,898
Greene Bancshares, Inc.	6,799	120,274
GS Financial Corp.	900	14,962
Guaranty Federal Bancshares, Inc.	2,200	57,530
Habersham Bancorp	1,900	26,448
Harrington West Financial Group, Inc.	2,540	20,752
Hawthorn Bancshares, Inc.	980	26,950
Heritage Financial Corp.	280	4,872
HF Financial Corp.	1,080	17,280
HMN Financial, Inc.	3,300	76,164
Home Federal Bancorp/Indiana	2,700	59,400
Horizon Bancorp/Indiana	100	2,289
Jefferson Bancshares, Inc./Tennessee	3,000	27,885
Lincoln Bancorp/Indiana	400	4,872
MainSource Financial Group, Inc.	9,809	152,039
MASSBANK Corp.	200	7,746
Monarch Community Bancorp, Inc.	1,690	17,069
Monroe Bancorp	660	9,900
MutualFirst Financial, Inc.	3,180	41,881
National Bankshares, Inc.	570	10,152
NBT Bancorp, Inc.	9,000	199,800
New Hampshire Thrift Bancshares, Inc.	2,464	30,307
North Central Bancshares, Inc.	100	2,956
Northrim BanCorp, Inc.	4,399	79,974
OceanFirst Financial Corp.	8,638	151,079
Pacific Premier Bancorp, Inc.*	4,200	29,400
Park Bancorp, Inc.	100	2,076
Parkvale Financial Corp.	3,770	101,187
Peoples Bancorp of North Carolina, Inc.	1,134	15,309
Peoples Bancorp, Inc./Ohio	2,740	66,061
Peoples Bancorp/Indiana	600	8,400
Peoples Community Bancorp, Inc.	245	978
Premier Financial Bancorp, Inc.	400	4,620
Princeton National Bancorp, Inc.	100	2,973
Provident Community Bancshares, Inc.	510	9,053
Provident Financial Holdings, Inc.	3,406	54,632
QCR Holdings, Inc.	820	12,218
Republic First Bancorp, Inc.*	4,100	20,213
Rurban Financial Corp.	1,209	12,368
Severn Bancorp, Inc.	6,947	61,134
Simmons First National Corp., Class A	8,100	240,813

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Southern First Bancshares, Inc.*	1,620	$24,251
Southern Missouri Bancorp, Inc.	1,040	15,210
Southwest Bancorp, Inc./Oklahoma	9,781	171,265
StellarOne Corp.	7,000	118,370
Summit Financial Group, Inc.	1,013	14,385
Sun Bancorp, Inc./New Jersey*	11,523	151,758
Superior Bancorp*	29,900	148,603
Sussex Bancorp	550	5,814
Team Financial, Inc.	400	5,200
Texas Capital Bancshares, Inc.*	15,132	255,428
TF Financial Corp.	2,200	53,350
United Bancshares, Inc./Ohio	210	2,940
United Western Bancorp, Inc.	5,173	92,597
Univest Corp. of Pennsylvania	915	23,964
VIST Financial Corp.	374	6,717
Wainwright Bank & Trust Co.	115	1,418
Wayne Savings Bancshares, Inc.	200	1,935
Wilber Corp.	1,040	9,256
Willow Financial Bancorp, Inc.	6,140	45,375
Wintrust Financial Corp.	8,027	280,544
WSFS Financial Corp.	4,400	216,832

		7,887,149

Capital Goods (8.6%)
Acuity Brands, Inc.	22,940	985,273
AECOM Technology Corp.*	24,850	646,349
AGCO Corp.*	35,500	2,125,740
Alliant Techsystems, Inc.*	1,210	125,271
Applied Industrial Technologies, Inc.	2,260	67,551
Chase Corp.	1,400	25,354
Chicago Rivet & Machine Co.	230	5,152
Crane Co.	25,972	1,047,970
Ducommun, Inc.*	6,940	192,030
Eastern Co.	600	9,390
EnPro Industries, Inc.*	9,883	308,251
Espey Manufacturing & Electronics Corp.	120	2,400
Gardner Denver, Inc.*	260	9,646
Hardinge, Inc.	4,580	63,021
Harsco Corp.	18,786	1,040,369
Herley Industries, Inc.*	553	5,718
Hurco Cos., Inc.*	3,290	153,906
II-VI, Inc.*	10,684	405,778
Jacobs Engineering Group, Inc.*	11,100	816,849
K-Tron International, Inc.*	600	72,066
Kadant, Inc.*	9,280	272,646
Kennametal, Inc.	34,100	1,003,563
Key Technology, Inc.*	100	2,979
L.S. Starrett Co., Class A	5,000	96,200
Lawson Products, Inc.	1,632	44,962
Lydall, Inc.*	10,180	116,561
Meadow Valley Corp.*	4,100	33,620
Mueller Industries, Inc.	1,000	28,850
NACCO Industries, Inc., Class A	1,889	152,896
Nortech Systems, Inc.*	503	3,056
Northwest Pipe Co.*	310	13,172
Orbital Sciences Corp.*	6,800	163,880
Perini Corp.*	15,680	568,086
PowerSecure International, Inc.*	2,000	23,540
Preformed Line Products Co.	700	34,076
Regal-Beloit Corp.	4,044	148,132
Robbins & Myers, Inc.	9,020	294,503
Rush Enterprises, Inc., Class A*	4,141	65,593
Rush Enterprises, Inc., Class B*	9,924	145,684
Shaw Group, Inc.*	11,750	553,895
SL Industries, Inc.*	400	7,960
SPX Corp.	5,580	585,342
Standex International Corp.	9,100	203,294
Supreme Industries, Inc., Class A	6,500	37,050
Sypris Solutions, Inc.	8,121	33,540
Teledyne Technologies, Inc.*	15,200	714,400
Teleflex, Inc.	5,770	275,287
Tennant Co.	4,660	185,515
Timken Co.	35,814	1,064,392
Tredegar Corp.	1,870	34,053
Triumph Group, Inc.	9,100	518,063
Twin Disc, Inc.	6,820	107,892
W.W. Grainger, Inc.	1,570	119,932
Willis Lease Finance Corp.*	6,048	76,023

		15,836,721

Commercial Services & Supplies (1.9%)
A.T. Cross Co., Class A*	300	2,055
ABM Industries, Inc.	9,150	205,326
Allied Waste Industries, Inc.*	3,730	40,321
Avalon Holdings Corp., Class A*	1,650	9,900
CBIZ, Inc.*	1,611	13,081
CDI Corp.	8,680	217,434
Champion Industries, Inc.	2,560	13,363
Comfort Systems USA, Inc.	24,750	321,997
CompX International, Inc.	700	6,440
CRA International, Inc.*	3,100	99,634
Deluxe Corp.	8,180	157,138
Ecology and Environment, Inc., Class A	682	8,150
Exponent, Inc.*	2,400	78,816
First Advantage Corp., Class A*	5,400	114,426
GeoEye, Inc.*	5,154	133,952
GP Strategies Corp.*	6,365	60,467
Interface, Inc., Class A	23,400	328,770
Kelly Services, Inc., Class A	12,300	252,888
Kforce, Inc.*	20,100	177,684
LECG Corp.*	18,369	171,934
Nashua Corp.*	900	9,891
National Technical Systems, Inc.*	6,066	36,093
North American Galvanizing & Coatings, Inc.*	195	1,073
RCM Technologies, Inc.*	8,400	32,424
Spherion Corp.*	36,080	220,810
Steelcase, Inc., Class A	46,798	517,586
Tetra Tech, Inc.*	7,011	136,785
Tufco Technologies, Inc.*	470	2,909
United Stationers, Inc.*	535	25,520
VSE Corp.	3,440	97,111
Westaff, Inc.*	8,500	18,360

		3,512,338

Consumer Durables & Apparel (3.8%)
Aldila, Inc.	4,700	53,580
American Biltrite, Inc.*	1,720	12,298
American Greetings Corp., Class A	33,900	628,845
Blyth, Inc.	13,080	257,938
Callaway Golf Co.	13,030	191,281
Cavco Industries, Inc.*	1,620	56,765
Craftmade International, Inc.	100	805
CSS Industries, Inc.	3,890	135,994
Culp, Inc.*	9,749	73,313
Deckers Outdoor Corp.*	5,600	603,792
Decorator Industries, Inc.	430	1,578
Dixie Group, Inc.*	7,900	66,202
Flexsteel Industries, Inc.	700	9,436
G-III Apparel Group Ltd.*	8,680	116,486
Hasbro, Inc.	24,000	669,600
Helen of Troy Ltd.*	13,652	228,944

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hooker Furniture Corp.	2,845	$63,557
Jaclyn, Inc.*	930	7,979
JAKKS Pacific, Inc.*	16,109	444,125
LaCrosse Footwear, Inc.	151	2,396
Lifetime Brands, Inc.	7,900	70,626
Man Sang Holdings, Inc.*	3,430	22,878
Marvel Entertainment, Inc.*	19,800	530,442
Mohawk Industries, Inc.*	4,938	353,610
Movado Group, Inc.	6,107	119,026
National Presto Industries, Inc.	940	49,256
P&F Industries, Inc., Class A*	200	1,280
Polaris Industries, Inc.	8,689	356,336
Q.E.P. Co., Inc.*	1,580	11,929
Russ Berrie & Co., Inc.*	11,090	155,925
Snap-On, Inc.	3,760	191,196
Tupperware Brands Corp.	1,394	53,920
Universal Electronics, Inc.*	9,300	225,153
Warnaco Group, Inc.*	5,162	203,589
Weyco Group, Inc.	2,487	73,789
Whirlpool Corp.	11,258	976,969

		7,020,838

Consumer Services (2.4%)
Ark Restaurants Corp.	145	4,205
Bally Technologies, Inc.*	29,980	1,029,513
Bob Evans Farms, Inc.	22,000	606,980
Bowl America, Inc.	2,800	43,120
Burger King Holdings, Inc.	36,100	998,526
Canterbury Park Holding Corp.	1,700	16,065
Chipotle Mexican Grill, Inc., Class A*	590	66,924
Churchill Downs, Inc.	4,440	209,746
DeVry, Inc.	20	837
Frisch’s Restaurants, Inc.	3,700	85,100
J. Alexander’s Corp.	300	2,484
Lodgian, Inc.*	4,879	54,401
Marcus Corp.	2,100	40,320
Monarch Casino & Resort, Inc.*	1,500	26,565
Nathan’s Famous, Inc.*	1,120	15,680
Nobel Learning Communities, Inc.*	920	12,310
Red Lion Hotels Corp.*	13,480	115,389
Rubio’s Restaurants, Inc.*	7,470	42,728
Service Corp. International	4,360	44,210
Silverleaf Resorts, Inc.*	19,560	44,401
Speedway Motorsports, Inc.	6,330	158,693
Stewart Enterprises, Inc., Class A	1,232	7,909
WMS Industries, Inc.*	23,230	835,583

		4,461,689

Diversified Financials (2.2%)
American Physicians Service Group, Inc.	5,500	107,690
Federated Investors, Inc., Class B	39,500	1,546,820
Greenhill & Co., Inc.	10,176	707,842
International Assets Holding Corp.*	544	13,578
Knight Capital Group, Inc., Class A*	55,000	893,200
Paulson Capital Corp.*	3,911	20,142
Penson Worldwide, Inc.*	6,047	55,814
QC Holdings, Inc.	6,300	57,015
Stifel Financial Corp.*	9,500	426,550
SWS Group, Inc.	13,000	158,990
United PanAm Financial Corp.*	317	1,154

		3,988,795

Energy (8.1%)
Adams Resources & Energy, Inc.	2,790	77,562
Atwood Oceanics, Inc.*	5,360	491,619
Bois d’Arc Energy, Inc.*	6,530	140,330
Cimarex Energy Co.	8,590	470,217
Dawson Geophysical Co.*	120	8,100
Diamond Offshore Drilling, Inc.	1,790	208,356
Edge Petroleum Corp.*	15,800	63,674
ENSCO International, Inc.	31,020	1,942,472
EXCO Resources, Inc.*	764	14,134
Forest Oil Corp.*	2,190	107,222
GulfMark Offshore, Inc.*	13,080	715,738
Helmerich & Payne, Inc.	12,870	603,217
Hornbeck Offshore Services, Inc.*	13,640	622,939
ION Geophysical Corp.*	37,575	518,535
Kinder Morgan Management LLC*	1	52
Mariner Energy, Inc.*	40,400	1,091,204
Massey Energy Co.	14,061	513,227
Oil States International, Inc.*	3,098	138,821
Penn Virginia Corp.	16,804	740,888
Pride International, Inc.*	19,860	694,107
Rowan Cos., Inc.	31,019	1,277,362
SEACOR Holdings, Inc.*	12,900	1,101,144
Superior Energy Services, Inc.*	19,675	779,523
Swift Energy Co.*	9,424	423,986
T-3 Energy Services, Inc.*	1,300	55,328
Tidewater, Inc.	24,300	1,339,173
Trico Marine Services, Inc.*	7,700	300,069
Whiting Petroleum Corp.*	2,709	175,137
Willbros Group, Inc.*	14,620	447,372

		15,061,508

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A	583	83,369
BJ’s Wholesale Club, Inc.*	12,970	462,899
Longs Drug Stores Corp.	14,073	597,540
Nash Finch Co.	7,991	271,534
Weis Markets, Inc.	1,733	59,737

		1,475,079

Food, Beverage & Tobacco (1.7%)
Cal-Maine Foods, Inc.	8,400	280,392
Corn Products International, Inc.	37,100	1,377,894
Darling International, Inc.*	21,190	274,411
Flowers Foods, Inc.	10,640	263,340
Fresh Del Monte Produce, Inc.*	13,555	493,402
Omega Protein Corp.*	3,300	45,045
Seaboard Corp.	95	148,675
Seneca Foods Corp., Class A*	200	4,200
Seneca Foods Corp., Class B*	300	6,255
Tasty Baking Co.	5,580	31,806
TreeHouse Foods, Inc.*	5,830	133,274
UST, Inc.	410	22,353

		3,081,047

Health Care Equipment & Services (3.6%)
Air Methods Corp.*	4,845	234,353
Allied Healthcare Products, Inc.*	2,738	16,921
Amedisys, Inc.*	15,430	607,016
America Service Group, Inc.*	7,100	43,026
AMERIGROUP Corp.*	2,790	76,251
Analogic Corp.	327	21,759
AngioDynamics, Inc.*	12,672	146,488
Anika Therapeutics, Inc.*	6,900	58,512
Arrhythmia Research Technology, Inc.*	2,200	13,288
Atrion Corp.	220	21,987
Cardiac Science Corp.*	1,470	12,275
Coventry Health Care, Inc.*	7,410	298,993
Datascope Corp.	5,380	222,893

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Gentiva Health Services, Inc.*	6,200	$134,912
Hanger Orthopedic Group, Inc.*	12,780	137,768
Health Net, Inc.*	43,005	1,324,554
Healthspring, Inc.*	18,436	259,579
Humana, Inc.*	21,300	955,518
IntegraMed America, Inc.*	1,384	13,549
Kewaunee Scientific Corp.	1,370	20,550
Kindred Healthcare, Inc.*	17,300	378,351
MedCath Corp.*	7,300	132,860
National Dentex Corp.*	3,210	41,377
National Healthcare Corp.	300	14,610
Orthofix International N.V.*	6,420	255,323
Osteotech, Inc.*	7,405	35,174
RehabCare Group, Inc.*	9,546	143,190
Res-Care, Inc.*	11,491	197,071
Skilled Healthcare Group, Inc., Class A*	10,010	109,910
Sonic Innovations, Inc.*	16,634	80,342
Span-America Medical Systems, Inc.	1,700	20,060
SunLink Health Systems, Inc.*	3,470	21,861
Theragenics Corp.*	19,300	76,042
Universal American Financial Corp.*	30,810	326,586
Zoll Medical Corp.*	10,400	276,536

		6,729,485

Household & Personal Products (0.5%)
Estee Lauder Cos., Inc., Class A	8,000	366,800
Geopharma, Inc.*	467	1,210
Inter Parfums, Inc.	3,225	71,208
Natural Alternatives International, Inc.*	4,400	39,600
Nu Skin Enterprises, Inc., Class A	16,450	296,429
Nutraceutical International Corp.*	6,830	88,790
Oil-Dri Corp. of America	2,362	42,256
Schiff Nutrition International, Inc.	1,700	10,183

		916,476

Insurance (6.6%)
21st Century Holding Co.	5,390	69,046
Affirmative Insurance Holdings, Inc.	9,450	75,411
Alleghany Corp.*	1,965	671,232
Allied World Assurance Co. Holdings Ltd./Bermuda	17,607	698,998
American Financial Group, Inc./Ohio.	25,360	648,202
American National Insurance Co.	2,444	260,775
American Safety Insurance Holdings Ltd.*	700	11,970
Aspen Insurance Holdings Ltd.	18,612	490,985
Axis Capital Holdings Ltd.	35,779	1,215,770
CNA Financial Corp.	39,631	1,022,083
Crawford & Co., Class B*	2,470	12,968
Delphi Financial Group, Inc., Class A	1,450	42,383
Flagstone Reinsurance Holdings Ltd.	9,350	113,135
Hanover Insurance Group, Inc.	29,000	1,193,060
HCC Insurance Holdings, Inc.	40,990	930,063
Horace Mann Educators Corp.	9,090	158,893
IPC Holdings Ltd.	34,644	970,032
Kansas City Life Insurance Co.	10	481
Max Capital Group Ltd.	5,448	142,683
National Western Life Insurance Co., Class A	1,205	261,232
PartnerReinsurance Ltd.	17,365	1,324,949
Platinum Underwriters Holdings Ltd.	29,000	941,340
Presidential Life Corp.	13,870	241,893
Unico American Corp.*	2,560	24,064
United America Indemnity Ltd., Class A*	14,711	283,334
Universal Insurance Holdings, Inc.	25,300	95,634
Unum Group	12,403	272,990

		12,173,606

Materials (5.7%)
Airgas, Inc.	80	3,638
AK Steel Holding Corp.	32,630	1,775,725
Buckeye Technologies, Inc.*	21,835	243,679
CF Industries Holdings, Inc.	4,800	497,376
Domtar Corp.*	114,988	785,368
FMC Corp.	28,000	1,553,720
Friedman Industries, Inc.	450	2,317
Glatfelter	23,084	348,799
Greif, Inc., Class A	19,000	1,290,670
Innospec, Inc.	11,820	250,584
Minerals Technologies, Inc.	3,370	211,636
NN, Inc.	2,285	22,233
Packaging Corp. of America	42,200	942,326
Penford Corp.	658	14,298
Reliance Steel & Aluminum Co.	3,600	215,496
Rock of Ages Corp.*	3,002	11,888
Schnitzer Steel Industries, Inc., Class A	13,100	930,362
Schweitzer-Mauduit International, Inc.	2,570	59,470
Scotts Miracle-Gro Co., Class A	5,295	171,664
Southern Copper Corp.	9,490	985,347
Stepan Co.	3,259	124,592
U.S. Energy Corp. Wyoming	11,790	39,496
United States Lime & Minerals, Inc.*	367	10,661

		10,491,345

Media (2.1%)
Alloy, Inc.*	10,387	76,344
CTC Media, Inc.*	28,300	785,325
DG Fastchannel, Inc.*	354	6,790
DISH Network Corp., Class A*	15,068	432,904
Fisher Communications, Inc.*	4,100	127,756
Gannett Co., Inc.	63,900	1,856,295
New Frontier Media, Inc.	14,485	64,603
Saga Communications, Inc., Class A*	11,100	62,160
Scholastic Corp.*	18,800	569,076
Value Line, Inc.	99	4,544

		3,985,797

Pharmaceuticals & Biotechnology (5.4%)
Albany Molecular Research, Inc.*	13,087	158,876
Bio-Rad Laboratories, Inc., Class A*	5,280	469,656
Cambrex Corp.	17,100	118,503
Caraco Pharmaceutical Laboratories Ltd.*	5,700	102,315
Emergent Biosolutions, Inc.*	4,390	39,159
Harvard Bioscience, Inc.*	19,638	98,190
Illumina, Inc.*	2,640	200,376
Invitrogen Corp.*	20,000	1,709,400
Kendle International, Inc.*	7,500	336,900
Matrixx Initiatives, Inc.*	3,770	55,193
Medicis Pharmaceutical Corp., Class A	33,800	665,522
Millennium Pharmaceuticals, Inc.*	19,937	308,226

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Par Pharmaceutical Cos., Inc.*	240	$4,174
PAREXEL International Corp.*	32,680	852,948
PerkinElmer, Inc.	45,372	1,100,271
Perrigo Co.	33,868	1,277,840
PharmaNet Development Group, Inc.*	11,227	283,257
Sciele Pharma, Inc.*	17,740	345,930
Varian, Inc.*	6,380	369,529
Watson Pharmaceuticals, Inc.*	50,100	1,468,932

		9,965,197

Real Estate (4.0%)
American Campus Communities, Inc. (REIT)	13,174	360,441
AmREIT, Inc., Class A (REIT)	120	858
Ashford Hospitality Trust, Inc. (REIT)	45,620	259,122
Cedar Shopping Centers, Inc. (REIT)	470	5,490
DiamondRock Hospitality Co. (REIT)	50,803	643,674
Extra Space Storage, Inc. (REIT)	36,000	582,840
FelCor Lodging Trust, Inc. (REIT)	32,300	388,569
Gladstone Commercial Corp. (REIT)	2,790	43,384
Hersha Hospitality Trust (REIT)	27,130	244,984
Hospitality Properties Trust (REIT)	11,690	397,694
Income Opportunity Realty Investors (REIT)*	610	3,568
Intergroup Corp.*	100	1,800
Investors Real Estate Trust (REIT)	1,000	9,780
J.W. Mays, Inc.*	200	4,200
Kite Realty Group Trust (REIT)	5,300	74,200
LTC Properties, Inc. (REIT)	10,600	272,526
Medical Properties Trust, Inc. (REIT)	28,830	326,355
MHI Hospitality Corp. (REIT)	5,680	35,557
Mission West Properties, Inc. (REIT)	13,640	128,898
Monmouth Reit, Class A (REIT)	11,700	93,600
National Retail Properties, Inc. (REIT)	43,900	967,995
Nationwide Health Properties, Inc. (REIT)	40,500	1,366,875
One Liberty Properties, Inc. (REIT)	7,070	113,756
Potlatch Corp. (REIT)	2,600	107,302
Ramco-Gershenson Properties Trust (REIT)	11,450	241,709
Strategic Hotels & Resorts, Inc. (REIT)	45,400	596,102
Sunstone Hotel Investors, Inc. (REIT)	5,967	95,532
Supertel Hospitality, Inc. (REIT)	9,916	52,555
United Capital Corp.*	600	13,050

		7,432,416

Retailing (5.8%)
1-800-FLOWERS.COM, Inc., Class A*	17,146	145,912
Abercrombie & Fitch Co., Class A	10,453	764,532
Aeropostale, Inc.*	29,490	799,474
AMCON Distributing Co.*	500	15,430
Aristotle Corp.*	50	522
AutoZone, Inc.*	11,010	1,253,268
Bon-Ton Stores, Inc.	4,190	22,919
Books-A-Million, Inc.	6,524	57,020
Buckle, Inc.	5,000	223,650
Dollar Tree, Inc.*	19,209	529,976
Duckwall-ALCO Stores, Inc.*	813	9,268
Educational Development Corp.	1,090	6,311
Franklin Covey Co.*	13,000	97,500
GameStop Corp., Class A*	3,323	171,832
GSI Commerce, Inc.*	11,390	149,779
Hastings Entertainment, Inc.*	5,828	45,808
Hot Topic, Inc.*	3,200	13,792
IAC/InterActiveCorp*	76,580	1,589,801
Jo-Ann Stores, Inc.*	15,882	233,942
Monro Muffler Brake, Inc.	8,993	151,982
Netflix, Inc.*	28,200	977,130
Priceline.com, Inc.*	15,600	1,885,416
REX Stores Corp.*	6,200	121,954
Sherwin-Williams Co.	24,480	1,249,459
Sport Supply Group, Inc.	8,060	96,317
Stage Stores, Inc.	2,775	44,955
Systemax, Inc	7,893	95,190
West Marine, Inc.*	5,247	36,572

		10,789,711

Semiconductors & Semiconductor Equipment (5.0%)
Cirrus Logic, Inc.*	56,800	381,696
Cymer, Inc.*	3,600	93,744
Fairchild Semiconductor International, Inc.*	68,977	822,206
FEI Co.*	4,200	91,686
International Rectifier Corp.*	23,720	509,980
Intersil Corp., Class A	59,060	1,516,070
IXYS Corp.*	8,520	58,192
Mattson Technology, Inc.*	10,762	65,540
MEMC Electronic Materials, Inc.*	20,117	1,426,295
Microsemi Corp.*	45,000	1,026,000
Microtune, Inc.*	30,898	113,087
MKS Instruments, Inc.*	21,000	449,400
OmniVision Technologies, Inc.*	31,740	533,867
PDF Solutions, Inc.*	11,732	64,643
Pericom Semiconductor Corp.*	13,690	200,969
Skyworks Solutions, Inc.*	98,900	719,992
Standard Microsystems Corp.*	13,600	396,848
Trio-Tech International	2,800	17,780
TriQuint Semiconductor, Inc.*	76,863	388,927
Zoran Corp.*	29,094	397,424

		9,274,346

Software & Services (8.2%)
Astea International, Inc.*	2,290	8,954
Bankrate, Inc.*	6,400	319,296
Cadence Design Systems, Inc.*	135,209	1,444,032
Chordiant Software, Inc.*	6,440	38,833
CIBER, Inc.*	38,020	186,298
Computer Sciences Corp.*	9,643	393,338
Computer Task Group, Inc.*	9,613	39,606
Convergys Corp.*	74,642	1,124,109
CSP, Inc.*	3,100	18,693
Dynamics Research Corp.*	3,880	39,227
EarthLink, Inc.*	6,830	51,566
Edgewater Technology, Inc.*	9,185	48,405
Electronic Data Systems Corp.	10,380	172,827
Gevity HR, Inc	17,090	147,999
Hewitt Associates, Inc., Class A*	3,013	119,827
Internet Gold-Golden Lines Ltd.*	8,100	66,015
Interwoven, Inc.*	26,051	278,225
JDA Software Group, Inc.*	15,210	277,582
Lawson Software, Inc.*	76,849	578,673
Manhattan Associates, Inc.*	11,774	269,978
MAXIMUS, Inc	13,500	495,585
Mentor Graphics Corp.*	54,497	481,209

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
MPS Group, Inc.*	59,151	$699,165
Ness Technologies, Inc.*	23,300	221,117
NetScout Systems, Inc.*	12,960	120,528
Novell, Inc.*	134,069	843,294
Perot Systems Corp., Class A*	13,174	198,137
Quest Software, Inc.*	31,301	409,104
Radiant Systems, Inc.*	9,194	128,440
Sapient Corp.*	37,723	262,552
Sohu.com, Inc.*	14,712	663,953
SonicWALL, Inc.*	38,661	315,860
SPSS, Inc.*	10,839	420,336
Sybase, Inc.*	48,440	1,273,972
Sykes Enterprises, Inc.*	10,100	177,659
Synopsys, Inc.*	65,100	1,478,421
TechTeam Global, Inc.*	7,600	68,780
TIBCO Software, Inc.*	69,050	493,017
United Online, Inc.	41,100	434,016
Versant Corp.*	470	11,797
Vignette Corp.*	18,050	238,440
Wayside Technology Group, Inc.	1,600	15,840
Wind River Systems, Inc.*	19,000	147,060

		15,221,765

Technology Hardware & Equipment (7.4%)
Allied Motion Technologies, Inc.*	4,700	22,278
Arrow Electronics, Inc.*	49,700	1,672,405
Astro-Med, Inc.	4,700	42,065
Avnet, Inc.*	53,800	1,760,874
AVX Corp.	29,760	381,226
Black Box Corp.	10,010	308,808
Blue Coat Systems, Inc.*	5,170	113,947
Brocade Communications Systems, Inc.*	155,134	1,132,478
Communications Systems, Inc.	5,230	56,327
CTS Corp.	21,630	231,441
Digi International, Inc.*	15,600	180,024
Electro Scientific Industries, Inc.*	17,675	291,284
Electronics for Imaging, Inc.*	12,825	191,349
Emulex Corp.*	51,900	842,856
Gerber Scientific, Inc.*	14,050	124,904
Harmonic, Inc.*	45,172	343,307
Hauppauge Digital, Inc.*	2,118	7,116
Insight Enterprises, Inc.*	29,800	521,500
IntriCon Corp.*	4,300	34,357
Itron, Inc.*	16,200	1,461,726
KEMET Corp.*	15,558	62,854
Key Tronic Corp.*	3,261	8,446
Loral Space & Communications, Inc.*	5,270	125,637
MasTec, Inc.*	1,860	15,271
Measurement Specialties, Inc.*	9,876	172,534
Mesa Laboratories, Inc.	400	8,960
Methode Electronics, Inc.	2,440	28,524
Mettler-Toledo International, Inc.*	10	971
MOCON, Inc.	180	2,030
MTS Systems Corp.	1,100	35,486
NETGEAR, Inc.*	16,733	333,823
Network Equipment Technologies, Inc.*	19,817	130,198
O.I. Corp.	700	8,260
Oplink Communications, Inc.*	15,623	138,576
Optical Cable Corp.*	200	1,000
OSI Systems, Inc.*	7,633	175,712
PC Connection, Inc.*	200	1,584
PC-Tel, Inc.*	7,900	53,720
Sigmatron International, Inc.*	1,030	6,376
Soapstone Networks, Inc.	9,010	64,512
Spectrum Control, Inc.*	9,090	76,901
SYNNEX Corp.*	5,050	107,161
Technitrol, Inc.	16,430	380,026
Tollgrade Communications, Inc.*	8,824	46,238
TTM Technologies, Inc.*	27,153	307,372
ViaSat, Inc.*	11,621	252,408
Vicon Industries, Inc.*	2,210	11,050
Vishay Intertechnology, Inc.*	108,600	983,916
Western Digital Corp.*	7,460	201,718
Zones, Inc.*	836	6,864
Zygo Corp.*	11,811	146,929

		13,615,329

Telecommunication Services (1.1%)
Atlantic Tele-Network, Inc.	250	8,458
CenturyTel, Inc.	45,978	1,528,309
D&E Communications, Inc.	4,878	43,414
Gilat Satellite Networks Ltd.*	18,547	200,864
HickoryTech Corp.	720	5,882
Hungarian Telephone & Cable Corp.*	1,400	24,290
Premiere Global Services, Inc.*	13,675	196,100
USA Mobility, Inc.*	11,387	81,303

		2,088,620

Transportation (2.1%)
Air T., Inc.	1,610	15,488
Alexander & Baldwin, Inc.	180	7,754
B&H Ocean Carriers Ltd.*	1,300	13,494
C.H. Robinson Worldwide, Inc.	17,436	948,519
Dollar Thrifty Automotive Group, Inc.*	1,380	18,823
Genco Shipping & Trading Ltd.	2,470	139,382
International Shipholding Corp.*	430	8,247
Kansas City Southern*	5,400	216,594
Park-Ohio Holdings Corp.*	2,100	32,991
Pinnacle Airlines Corp.*	12,800	111,744
Republic Airways Holdings, Inc.*	20,800	450,528
SkyWest, Inc.	35,588	751,619
UAL Corp.	53,860	1,159,606

		3,874,789

Utilities (3.2%)
ALLETE, Inc.	9,707	374,884
Alliant Energy Corp.	36,246	1,268,972
Artesian Resources Corp., Class A.	1,021	18,919
CH Energy Group, Inc.	163	6,341
Delta Natural Gas Co., Inc.	100	2,469
Energy West, Inc.	300	2,625
Florida Public Utilities Co.	1,050	11,708
Great Plains Energy, Inc.	49,900	1,230,035
Laclede Group, Inc.	150	5,345
MDU Resources Group, Inc.	54,100	1,328,155
National Fuel Gas Co.	2,500	118,025
Northeast Utilities	1,180	28,957
NorthWestern Corp.	4,040	98,455
Portland General Electric Co	1,430	32,246
Questar Corp.	22,706	1,284,251
RGC Resources, Inc.	500	13,930
WGL Holdings, Inc	2,013	64,537

		5,889,854

Total Common Stocks (95.0%) (Cost $173,641,700)		175,741,643

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (4.8%)
Custodian Trust Co., dated 3/31/08 due 4/1/08 at 1.70% with maturity value of $8,949,560 (fully collateralized by the U.S. Government Agency Securities with a value of $9,222,746.) (Amortized Cost $8,949,138)	$8,949,138	$8,949,138

Collateral for Securities Sold Short (92.5%)
Custodian Trust Company Sweep,
2.70%, 4/1/08
(Cost $171,112,211)	171,112,211	171,112,211

Total Short-Term Investments (97.3%) (Amortized Cost $180,061,349)		180,061,349

Total Investments before Securities Sold Short (192.3%) (Cost/Amortized Cost $353,703,049)		355,802,992

	Number of Shares
SECURITIES SOLD SHORT:
Automobiles & Components (-0.3%)
ArvinMeritor, Inc.	(17,760)	(222,178)
Modine Manufacturing Co.	(18,000)	(260,820)
Proliance International, Inc.*	(410)	(746)
SORL Auto Parts, Inc.*	(460)	(2,332)

		(486,076)

Banks (-4.3%)
BNCCORP, Inc.*	(598)	(7,475)
Centennial Bank Holdings, Inc.*	(876)	(5,501)
Central Pacific Financial Corp.	(19,000)	(358,150)
Community Central Bank Corp.	(245)	(1,617)
CVB Financial Corp.	(8,065)	(83,957)
First Bancorp/Puerto Rico	(57,000)	(579,120)
First Mariner Bancorp*	(49)	(294)
First Midwest Bancorp, Inc./Illinois	(30,600)	(849,762)
Flagstar Bancorp, Inc.	(29,300)	(211,546)
Hancock Holding Co.	(653)	(27,439)
Kearny Financial Corp.	(15,300)	(167,535)
New York Community Bancorp, Inc.	(94,960)	(1,730,171)
North Valley Bancorp	(740)	(8,791)
Popular, Inc.	(149,900)	(1,747,834)
Provident Bankshares Corp.	(17,275)	(185,534)
Synovus Financial Corp.	(4,800)	(53,088)
Taylor Capital Group, Inc.	(4,122)	(67,683)
TCF Financial Corp.	(71,008)	(1,272,463)
TIB Financial Corp.	(7,843)	(62,744)
Wauwatosa Holdings, Inc.*	(7,271)	(86,525)
West Coast Bancorp	(3,236)	(47,213)
Zions Bancorp	(7,700)	(350,735)

		(7,905,177)

Capital Goods (-2.4%)
Accuride Corp.*	(17,900)	(146,422)
Allied Defense Group, Inc.*	(5,600)	(33,152)
Blount International, Inc.*	(23,700)	(293,169)
Briggs & Stratton Corp.	(30,700)	(549,530)
Builders FirstSource, Inc.*	(2,320)	(16,843)
Commercial Vehicle Group, Inc.*	(15,600)	(154,596)
DynCorp International, Inc., Class A*	(2,030)	(33,861)
Energy Focus, Inc.*	(8,000)	(19,920)
ESCO Technologies, Inc.*	(8,362)	(332,139)
Flanders Corp.*	(17,700)	(107,793)
FreightCar America, Inc	(7,900)	(270,970)
GenCorp, Inc.*	(18,318)	(188,492)
Graco, Inc	(18,180)	(659,206)
Masco Corp.	(23,900)	(473,937)
Omega Flex, Inc.	(6,633)	(71,272)
Plug Power, Inc.*	(25,000)	(77,750)
Power-One, Inc.*	(16,797)	(53,918)
Sparton Corp.*	(7,800)	(32,136)
WESCO International, Inc.*	(23,170)	(845,473)

		(4,360,579)

Commercial Services & Supplies (-1.3%)
ACCO Brands Corp.*	(33,700)	(457,309)
American Reprographics Co.*	(17,925)	(266,007)
CECO Environmental Corp.*	(11,000)	(91,255)
Cenveo, Inc.*	(31,550)	(330,013)
Corporate Executive Board Co. .	(19,666)	(796,079)
Mac-Gray Corp.*	(9,740)	(111,231)
Robert Half International, Inc	(2,200)	(56,628)
TeleTech Holdings, Inc.*	(9,021)	(202,611)
TRC Cos., Inc.*	(11,562)	(50,526)
WCA Waste Corp.*	(12,900)	(78,432)

		(2,440,091)

Consumer Durables & Apparel (-6.7%)
Arctic Cat, Inc.	(9,400)	(68,526)
Ashworth, Inc.*	(8,598)	(24,590)
Black & Decker Corp.	(25,000)	(1,652,500)
Brunswick Corp.	(54,800)	(875,156)
California Coastal Communities, Inc.*	(2,629)	(12,724)
Centex Corp.	(47,085)	(1,139,927)
D.R. Horton, Inc.	(38,065)	(599,524)
Furniture Brands International, Inc	(23,574)	(275,816)
K-Swiss, Inc., Class A.	(16,700)	(264,194)
KB Home.	(29,400)	(727,062)
Lennar Corp., Class A	(23,230)	(436,956)
M.D.C. Holdings, Inc.	(22,330)	(977,831)
MarineMax, Inc.*	(11,400)	(142,044)
Newell Rubbermaid, Inc.	(31,400)	(718,118)
Polo Ralph Lauren Corp.	(1,300)	(75,777)
Pulte Homes, Inc.	(105,764)	(1,538,866)
Quiksilver, Inc.*	(66,500)	(652,365)
R.G. Barry Corp.*	(2,045)	(16,197)
Ryland Group, Inc	(19,600)	(644,644)
Tandy Brands Accessories, Inc.	(3,273)	(15,841)
Toll Brothers, Inc.*	(63,940)	(1,501,311)

		(12,359,969)

Consumer Services (-2.9%)
Ambassadors Group, Inc.	(6,625)	(125,146)
Cheesecake Factory, Inc.*	(43,500)	(947,865)
Choice Hotels International, Inc.	(19,460)	(663,781)
CPI Corp.	(2,300)	(39,721)
Domino’s Pizza, Inc.	(27,200)	(366,928)
Gaylord Entertainment Co.*	(210)	(6,361)
Great Wolf Resorts, Inc.*	(21,235)	(135,479)
INVESTools, Inc.*	(27,070)	(297,499)
McCormick & Schmick’s Seafood Restaurants, Inc.*	(10,790)	(125,704)
Papa John’s International, Inc.*	(5,126)	(124,100)
Pinnacle Entertainment, Inc.*	(25,700)	(328,960)
Ruby Tuesday, Inc.	(36,700)	(275,250)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Ruth’s Chris Steak House, Inc.*	(4,200)	$(29,022)
Scientific Games Corp., Class A*	(33,480)	(706,763)
Star Buffet, Inc.	(400)	(2,868)
Steak n Shake Co.*	(15,380)	(121,041)
Universal Technical Institute, Inc.*	(2,322)	(27,237)
Weight Watchers International, Inc.	(67)	(3,104)
Wendy’s International, Inc.	(48,149)	(1,110,315)

		(5,437,144)

Diversified Financials (-2.4%)
Cash Systems, Inc.*	(4,890)	(2,542)
Cohen & Steers, Inc.	(11,100)	(294,039)
E*TRADE Financial Corp.*	(111,663)	(431,019)
Jefferies Group, Inc.	(70,900)	(1,143,617)
KBW, Inc.*	(14,800)	(326,340)
LaBranche & Co., Inc.*	(29,924)	(130,169)
Moody’s Corp.	(50,076)	(1,744,147)
NewStar Financial, Inc.*	(460)	(2,383)
Resource America, Inc., Class A	(9,660)	(91,287)
Thomas Weisel Partners Group, Inc.*	(13,244)	(87,675)
World Acceptance Corp.*	(3,577)	(113,927)

		(4,367,145)

Energy (-5.5%)
Alon USA Energy, Inc.	(9,200)	(139,932)
BJ Services Co.	(40,225)	(1,146,814)
CREDO Petroleum Corp.*	(4,105)	(40,886)
Delek U.S. Holdings, Inc.	(6,100)	(77,287)
Energy Partners Ltd.*	(19,100)	(180,877)
Frontier Oil Corp.	(51,429)	(1,401,954)
Grey Wolf, Inc.*	(92,725)	(628,675)
Hercules Offshore, Inc.*	(48,143)	(1,209,352)
Holly Corp.	(17,370)	(754,032)
Nabors Industries Ltd.*	(16,770)	(566,323)
Parallel Petroleum Corp.*	(22,300)	(436,411)
Patterson-UTI Energy, Inc.	(42,120)	(1,102,701)
RPC, Inc.	(14,840)	(225,420)
Tesoro Corp.	(46,780)	(1,403,400)
TETRA Technologies, Inc.*	(44,200)	(700,128)
Western Refining, Inc.	(16,900)	(227,643)

		(10,241,835)

Food & Staples Retailing (-0.9%)
Pantry, Inc.*	(11,300)	(238,204)
Whole Foods Market, Inc.	(44,120)	(1,454,636)

		(1,692,840)

Food, Beverage & Tobacco (-1.4%)
Cuisine Solutions, Inc.*	(7,520)	(22,334)
Dean Foods Co.	(31,938)	(641,634)
Hershey Co.	(52,000)	(1,958,840)

		(2,622,808)

Health Care Equipment & Services (-6.4%)
Align Technology, Inc.*	(33,800)	(375,518)
Allscripts Healthcare
Solutions, Inc.*	(33,900)	(349,848)
American Medical Systems Holdings, Inc.*	(22,000)	(312,180)
Bovie Medical Corp.*	(6,494)	(41,562)
Clinical Data, Inc.*	(4,094)	(75,698)
Community Health Systems, Inc.*.	(43,810)	(1,470,701)
Computer Programs and Systems, Inc.	(6,700)	(140,030)
Conceptus, Inc.*	(11,421)	(211,974)
Emeritus Corp.*	(8,600)	(179,396)
Endologix, Inc.*	(16,302)	(48,743)
ev3, Inc.*	(28,800)	(234,432)
Gen-Probe, Inc.*	(19,086)	(919,945)
Health Management Associates, Inc., Class A*	(76,918)	(406,896)
Hospira, Inc.*	(81)	(3,464)
Immucor, Inc.*	(8,860)	(189,072)
LHC Group, Inc.*	(7,920)	(133,056)
Mediware Information Systems, Inc.*	(2,900)	(16,617)
Micrus Endovascular Corp.*	(3,900)	(48,204)
NMT Medical, Inc.*	(430)	(1,668)
NxStage Medical, Inc.*	(12,030)	(51,970)
Omnicare, Inc.	(46,880)	(851,341)
Omnicell, Inc.*	(300)	(6,030)
Palomar Medical Technologies, Inc.*	(11,210)	(169,271)
Patterson Cos., Inc.*	(8,842)	(320,965)
PDI, Inc.*	(7,774)	(65,457)
Phase Forward, Inc.*	(1,911)	(32,640)
Psychiatric Solutions, Inc.*	(10,150)	(344,288)
Quest Diagnostics, Inc.	(5,300)	(239,931)
ResMed, Inc.*	(10,329)	(435,677)
Rockwell Medical Technologies, Inc.*	(6,430)	(39,351)
Spectranetics Corp.*	(20,070)	(167,785)
STAAR Surgical Co.*	(4,100)	(10,537)
Sunrise Senior Living, Inc.*	(4,620)	(102,934)
Tenet Healthcare Corp.*	(198,044)	(1,120,929)
Varian Medical Systems, Inc.*	(27,490)	(1,287,631)
VCA Antech, Inc.*	(40,900)	(1,118,615)
Vital Images, Inc.*	(10,270)	(152,201)
Volcano Corp.*	(16,580)	(207,250)

		(11,883,807)

Household & Personal Products (-0.5%)
Central Garden & Pet Co.*	(40,750)	(187,858)
NBTY, Inc.*	(23,000)	(688,850)
Reliv International, Inc.	(9,954)	(66,194)

		(942,902)

Insurance (-4.7%)
American Equity Investment Life Holding Co.	(35,800)	(332,224)
Argo Group International Holdings Ltd.*	(15,900)	(564,768)
Assured Guaranty Ltd.	(17,331)	(411,438)
Brown & Brown, Inc.	(60,600)	(1,053,228)
Conseco, Inc.*	(108,300)	(1,104,660)
eHealth, Inc.*	(8,000)	(176,560)
Employers Holdings, Inc.	(18,539)	(343,713)
Independence Holding Co.	(5,000)	(59,600)
LandAmerica Financial Group, Inc.	(10,000)	(394,700)
Markel Corp.*	(884)	(388,933)
Old Republic International Corp.	(110,100)	(1,421,391)
Philadelphia Consolidated Holding Corp.*	(33,600)	(1,081,920)
Safeco Corp.	(25,006)	(1,097,263)
Stewart Information Services Corp.	(11,200)	(313,488)
Willis Group Holdings Ltd.	(1,012)	(34,013)

		(8,777,899)

Materials (-2.4%)
ADA-ES, Inc.*	(4,100)	(34,317)
Apex Silver Mines Ltd.*	(1,082)	(13,114)
Deltic Timber Corp.	(4,837)	(269,421)
Headwaters, Inc.*	(1,697)	(22,383)
Kronos Worldwide, Inc.	(1,900)	(45,885)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Louisiana-Pacific Corp.	(65,000)	$(596,700)
Pactiv Corp.*	(58,400)	(1,530,664)
Royal Gold, Inc.	(3,000)	(90,510)
Smurfit-Stone Container Corp.*	(135,580)	(1,043,966)
Titanium Metals Corp.	(40,900)	(615,545)
Westlake Chemical Corp.	(8,456)	(110,351)

		(4,372,856)

Media (-2.0%)
4Kids Entertainment, Inc.*	(9,540)	(93,206)
Arbitron, Inc.	(14,630)	(631,431)
Beasley Broadcasting Group, Inc., Class A	(1,810)	(6,443)
Cinemark Holdings, Inc.	(12,640)	(161,666)
CKX, Inc.*	(1,816)	(17,288)
Clear Channel Outdoor Holdings, Inc., Class A*	(100)	(1,901)
E.W. Scripps Co., Class A	(4,300)	(180,643)
Hearst-Argyle Television, Inc.	(590)	(12,172)
Knology, Inc.*	(13,480)	(174,566)
Lamar Advertising Co., Class A*	(42,000)	(1,509,060)
Lee Enterprises, Inc.	(19,300)	(193,193)
LodgeNet Entertainment Corp.*	(13,800)	(84,042)
R.H. Donnelley Corp.*	(11,454)	(57,957)
RCN Corp.*	(12,210)	(136,508)
Valassis Communications, Inc.*	(28,700)	(311,395)
Virgin Media, Inc.	(15,105)	(212,527)

		(3,783,998)

Pharmaceuticals & Biotechnology (-6.5%)
Acadia Pharmaceuticals, Inc.*	(18,890)	(171,143)
Affymetrix, Inc.*	(7,925)	(137,974)
Alkermes, Inc.*	(13,785)	(163,766)
Altus Pharmaceuticals, Inc.*	(12,671)	(57,653)
AMAG Pharmaceuticals, Inc.*	(9,020)	(364,679)
Amylin Pharmaceuticals, Inc.*	(63,100)	(1,843,151)
APP Pharmaceuticals, Inc.*	(11,300)	(136,504)
Arena Pharmaceuticals, Inc.*	(40,261)	(275,385)
ARIAD Pharmaceuticals, Inc.*	(23,200)	(78,184)
ArQule, Inc.*	(19,776)	(84,641)
Array BioPharma, Inc.*	(29,340)	(205,673)
Avigen, Inc.*	(970)	(2,706)
BioSphere Medical, Inc.*	(11,993)	(55,048)
Caliper Life Sciences, Inc.*	(2,700)	(10,125)
Cepheid, Inc.*	(20,480)	(499,507)
CombiMatrix Corp.*	(4,400)	(41,844)
CV Therapeutics, Inc.*	(39,900)	(284,487)
Cypress Bioscience, Inc.*	(26,100)	(186,876)
Dyax Corp.*	(5,792)	(27,280)
Enzo Biochem, Inc.*	(20,800)	(189,072)
Exelixis, Inc.*	(64,000)	(444,800)
Geron Corp.*	(5,980)	(29,183)
Human Genome Sciences, Inc.*	(78,700)	(463,543)
Inspire Pharmaceuticals, Inc.*	(1,137)	(4,377)
InterMune, Inc.*	(16,600)	(242,028)
Keryx Biopharmaceuticals, Inc.*	(29,000)	(17,400)
Maxygen, Inc.*	(15,020)	(97,029)
Medarex, Inc.*	(73,500)	(650,475)
Medicines Co.*	(13,846)	(279,689)
Metabolix, Inc.*	(2,400)	(26,280)
Momenta Pharmaceuticals, Inc.*	(73)	(798)
Nektar Therapeutics*	(4,380)	(30,397)
Neurocrine Biosciences, Inc.*	(27,900)	(150,660)
Omrix Biopharmaceuticals, Inc.*	(7,630)	(106,820)
PDL BioPharma, Inc.*	(57,675)	(610,778)
Penwest Pharmaceuticals Co.*	(14,500)	(37,700)
Progenics Pharmaceuticals, Inc.*	(14,207)	(92,772)
Regeneron Pharmaceuticals, Inc.*	(34,682)	(665,548)
Seattle Genetics, Inc.*	(3,900)	(35,490)
Senomyx, Inc.*	(22,200)	(130,980)
Sepracor, Inc.*	(38,290)	(747,421)
Valeant Pharmaceuticals International*	(3,757)	(48,202)
Vertex Pharmaceuticals, Inc.*	(77,700)	(1,856,253)
XenoPort, Inc.*	(5,613)	(227,158)
ZymoGenetics, Inc.*	(21,797)	(213,611)

		(12,025,090)

Real Estate (-18.0%)
Alexander’s, Inc. (REIT)*	(1,259)	(446,316)
Alexandria Real Estate Equities, Inc. (REIT)	(11,600)	(1,075,552)
Apartment Investment & Management Co. (REIT)	(44,748)	(1,602,441)
AvalonBay Communities, Inc. (REIT)	(20,580)	(1,986,381)
Boston Properties, Inc. (REIT)	(18,893)	(1,739,478)
Brandywine Realty Trust (REIT)	(6,070)	(102,947)
BRE Properties, Inc. (REIT)	(30,200)	(1,375,912)
Camden Property Trust (REIT)	(30,900)	(1,551,180)
CB Richard Ellis Group, Inc., Class A*	(77,472)	(1,676,494)
Corporate Office Properties Trust SBI/Maryland (REIT)	(23,800)	(799,918)
Developers Diversified Realty Corp. (REIT)	(41,320)	(1,730,481)
Duke Realty Corp. (REIT)	(23,624)	(538,863)
EastGroup Properties, Inc. (REIT)	(13,810)	(641,613)
Equity Lifestyle Properties, Inc. (REIT)	(2,468)	(121,845)
Essex Property Trust, Inc. (REIT)	(12,856)	(1,465,326)
Federal Realty Investment Trust (REIT)	(17,896)	(1,394,993)
General Growth Properties, Inc. (REIT)	(1,500)	(57,255)
Grubb & Ellis Co.	(27,700)	(190,299)
Healthcare Realty Trust, Inc. (REIT)	(31,200)	(815,880)
Jones Lang LaSalle, Inc.	(13,696)	(1,059,248)
Kilroy Realty Corp. (REIT)	(19,800)	(972,378)
Liberty Property Trust (REIT)	(42,473)	(1,321,335)
Macerich Co. (REIT)	(27,500)	(1,932,425)
Mack-Cali Realty Corp. (REIT)	(36,500)	(1,303,415)
Mid-America Apartment Communities, Inc. (REIT)	(2,141)	(106,707)
Plum Creek Timber Co., Inc. (REIT)	(41,574)	(1,692,061)
PS Business Parks, Inc. (REIT)	(10,000)	(519,000)
Regency Centers Corp. (REIT)	(25,669)	(1,662,324)
Sun Communities, Inc. (REIT)	(3,697)	(75,788)
Taubman Centers, Inc. (REIT)	(5,690)	(296,449)
Tejon Ranch Co.*	(1,870)	(69,788)
Thomas Properties Group, Inc.	(16,550)	(145,309)
UDR, Inc. (REIT)	(1,290)	(31,631)
Ventas, Inc. (REIT)	(47,600)	(2,137,716)
Washington Real Estate Investment Trust (REIT)	(17,694)	(591,333)

		(33,230,081)

Retailing (-3.6%)
Borders Group, Inc.	(36,300)	(213,081)
Casual Male Retail Group, Inc.*	(10,773)	(45,247)
Charming Shoppes, Inc.*	(74,457)	(359,627)
Chico’s FAS, Inc.*	(97,333)	(692,038)
Childrens Place Retail Stores, Inc.*	(10,020)	(246,091)
Coldwater Creek, Inc.*	(36,800)	(185,840)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Collective Brands, Inc.*	(2,697)	$(32,688)
Core-Mark Holding Co., Inc.*	(4,556)	(130,939)
Dillard’s, Inc., Class A	(35,405)	(609,320)
Dress Barn, Inc.*	(29,900)	(386,906)
Eddie Bauer Holdings, Inc.*	(4,650)	(18,089)
Foot Locker, Inc.	(7,058)	(83,073)
Lithia Motors, Inc., Class A	(100)	(1,040)
Office Depot, Inc.*	(120,887)	(1,335,801)
Pacific Sunwear of California, Inc.*	(44,400)	(559,884)
Pep Boys - Manny, Moe & Jack .	(26,600)	(264,936)
Pier 1 Imports, Inc.*	(41,210)	(258,799)
Pomeroy IT Solutions, Inc.*	(7,494)	(41,442)
Ross Stores, Inc.	(4,298)	(128,768)
Saks, Inc.*	(67,741)	(844,730)
Stein Mart, Inc.	(20,405)	(114,676)
Winmark Corp.*	(2,843)	(53,420)

		(6,606,435)

Semiconductors & Semiconductor Equipment (-5.7%)
Advanced Micro Devices, Inc.*	(243,910)	(1,436,629)
Altera Corp.	(96,640)	(1,781,075)
Cypress Semiconductor Corp.*	(75,499)	(1,782,531)
FormFactor, Inc.*	(26,399)	(504,221)
Ikanos Communications, Inc.*	(18,700)	(85,459)
Leadis Technology, Inc.*	(829)	(1,600)
Marvell Technology Group Ltd.*	(1,524)	(16,581)
Microchip Technology, Inc.	(13,745)	(449,874)
National Semiconductor Corp.	(36,800)	(674,176)
ON Semiconductor Corp.*	(130,240)	(739,763)
Photronics, Inc.*	(24,705)	(235,933)
Rambus, Inc.*	(61,300)	(1,428,903)
Rudolph Technologies, Inc.*	(20,400)	(199,308)
Silicon Laboratories, Inc.*	(31,900)	(1,006,126)
Tessera Technologies, Inc.*	(2,172)	(45,178)
Xilinx, Inc.	(5,778)	(137,227)

		(10,524,584)

Software & Services (-6.2%)
ACI Worldwide, Inc.*	(14,320)	(285,254)
Ansoft Corp.*	(630)	(19,228)
Bitstream, Inc.*	(6,400)	(35,712)
Blackboard, Inc.*	(16,771)	(558,977)
Callidus Software, Inc.*	(13,560)	(65,224)
CNET Networks, Inc.*	(38,617)	(274,181)
Cognizant Technology Solutions Corp., Class A*	(65,360)	(1,884,328)
DealerTrack Holdings, Inc.*	(21,900)	(442,818)
Digital River, Inc.*	(24,100)	(746,377)
eLoyalty Corp.*	(5,690)	(46,203)
Equinix, Inc.*	(18,422)	(1,224,878)
Fidelity National Information Services, Inc.	(24)	(915)
Global Cash Access Holdings, Inc.*	(23,690)	(138,823)
Interactive Intelligence, Inc.*	(9,300)	(109,461)
Internet Capital Group, Inc.*	(25,300)	(264,891)
Iron Mountain, Inc.*	(25,780)	(681,623)
Liquidity Services, Inc.*	(8,110)	(64,880)
LoopNet, Inc.*	(9,500)	(120,650)
MicroStrategy, Inc., Class A*	(3,575)	(264,514)
MSC.Software Corp.*	(19,315)	(250,902)
NeuStar, Inc., Class A*	(11,710)	(310,081)
Rainmaker Systems, Inc.*	(5,850)	(19,013)
RealNetworks, Inc.*	(58,038)	(332,558)
Red Hat, Inc.*	(84,000)	(1,544,760)
SAVVIS, Inc.*	(17,000)	(276,590)
Sonic Solutions, Inc.*	(6,466)	(62,397)
SupportSoft, Inc.*	(5,200)	(17,160)
Symyx Technologies, Inc.*	(2,100)	(15,750)
TheStreet.com, Inc.	(7,380)	(59,630)
THQ, Inc.*	(40,100)	(874,180)
Websense, Inc.*	(28,000)	(525,000)
Xata Corp.*	(900)	(3,015)

		(11,519,973)

Technology Hardware & Equipment (-3.3%)
Acacia Research-Acacia Technologies*	(21,200)	(121,900)
Acme Packet, Inc.*	(8,050)	(64,319)
ADTRAN, Inc.	(4,190)	(77,515)
Arris Group, Inc.*	(81,500)	(474,330)
Brightpoint, Inc.*	(28,270)	(236,337)
Ciprico, Inc.*	(800)	(1,200)
Cogent, Inc.*	(25,820)	(243,483)
Comarco, Inc.	(4,349)	(16,222)
Comtech Group, Inc.*	(14,200)	(153,218)
Daktronics, Inc	(6,410)	(114,803)
F5 Networks, Inc.*	(25,336)	(460,355)
InterDigital, Inc.*	(16,511)	(327,083)
Intevac, Inc.*	(15,300)	(198,135)
Lexmark International, Inc., Class A*	(49,700)	(1,526,784)
LoJack Corp.*	(13,237)	(167,316)
Merix Corp.*	(12,900)	(26,316)
Metalink Ltd.*	(1,399)	(2,546)
Nam Tai Electronics, Inc.	(26,900)	(258,240)
Napco Security Systems, Inc.*	(8,900)	(43,788)
NumereX Corp., Class A*	(9,355)	(65,485)
Occam Networks, Inc.*	(8,339)	(45,364)
Planar Systems, Inc.*	(13,500)	(54,135)
Powerwave Technologies, Inc.*	(62,100)	(158,355)
RadiSys Corp.*	(400)	(4,036)
Riverbed Technology, Inc.*	(3,040)	(45,174)
Tellabs, Inc.*	(80,568)	(439,096)
Transact Technologies, Inc.*	(5,260)	(25,827)
Vyyo, Inc.*	(2,959)	(1,213)
X-Rite, Inc.*	(20,354)	(121,513)
Zebra Technologies Corp., Class A*	(18,509)	(616,720)

		(6,090,808)

Telecommunication Services (-0.4%)
Cbeyond, Inc.*	(8,041)	(151,090)
Citizens Communications Co.	(32,552)	(341,470)
MetroPCS Communications, Inc.*	(3,360)	(57,120)
Time Warner Telecom, Inc., Class A*	(17,260)	(267,357)

		(817,037)

Transportation (-2.6%)
AirTran Holdings, Inc.*	(56,400)	(372,240)
AMR Corp.*	(71,871)	(648,276)
Celadon Group, Inc.*	(17,100)	(165,528)
Copa Holdings S.A., Class A	(9,500)	(362,045)
Expeditors International of Washington, Inc.	(38,883)	(1,756,734)
Frozen Food Express Industries, Inc.	(13,100)	(104,014)
Hertz Global Holdings, Inc.*	(54,501)	(657,282)
Horizon Lines, Inc., Class A	(3,100)	(57,691)
JetBlue Airways Corp.*	(63,730)	(369,634)
P.A.M. Transportation Services, Inc.*	(1,339)	(20,835)
YRC Worldwide, Inc.*	(27,400)	(359,488)

		(4,873,767)

EQ ADVISORS TRUST

EQ/AXA ROSENBERG VALUE LONG/SHORT EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (-1.9%)
Allegheny Energy, Inc.	(38,700)	$(1,954,350)
CMS Energy Corp.	(18,600)	(251,844)
Environmental Power Corp.*	(8,000)	(33,200)
NiSource, Inc.	(40,439)	(697,168)
PNM Resources, Inc.	(43,680)	(544,690)

		(3,481,252)

Total Securities Sold Short (-92.3%) (Proceeds Received $202,924,694)		(170,844,153)

Total Investments (100.0%) (Cost/Amortized Cost $150,778,355)		184,958,839
Other Assets Less Liabilities (0.0%)		74,386

Net Assets (100%)		$185,033,225

*	Non-income producing.

(A)	All long positions are pledged as collateral for securities sold short.

Glossary

REIT — Real Estate Investment Trust

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$175,741,643	$180,061,349	$—	$355,802,992
Other Investments*	—	—	—	—

Total	$175,741,643	$180,061,349	$—	$355,802,992

Liabilities:
Investments in Securities	$170,844,153	$—	$—	$170,844,153
Other Investments*	—	—	—	—

Total	$170,844,153	$—	$—	$170,844,153

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$76,675,150
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,357,419

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,084,538
Aggregate gross unrealized depreciation	(14,984,595)

Net unrealized appreciation	$2,099,943

Federal income tax cost of investments	$353,703,049

The Portfolio has a net capital loss carryforward of $30,199,955 of which $617,013 expires in the year 2011, $2,527,100 expires in the year 2012, $3,508,597 expires in the year 2013, $11,523,152 expires in the year 2014, and $12,024,093 expires in the year 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note1)
COMMON STOCKS:
Consumer Discretionary (4.5%)
Household Durables (0.2%)
Sony Corp. (ADR)^	176,700	$7,080,369

Media (4.3%)
Time Warner, Inc.	8,176,410	114,633,268
Walt Disney Co.^	1,700,500	53,361,690

		167,994,958

Total Consumer Discretionary		175,075,327

Consumer Staples (9.7%)
Food Products (7.7%)
Archer-Daniels-Midland Co.	654,039	26,920,245
General Mills, Inc.	1,356,100	81,203,268
Kraft Foods, Inc., Class A	2,791,900	86,576,819
Unilever N.V. (N.Y. Shares) (ADR)	3,172,300	107,001,679

		301,702,011

Household Products (2.0%)
Kimberly-Clark Corp.	1,204,920	77,777,586

Total Consumer Staples		379,479,597

Energy (13.9%)
Energy Equipment & Services (5.1%)
BJ Services Co.^	2,769,800	78,966,998
Halliburton Co.^	2,342,800	92,142,324
Transocean, Inc.*	229,751	31,062,335

		202,171,657

Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	664,100	41,858,223
Chevron Corp.	818,900	69,901,304
Consol Energy, Inc.^	423,000	29,267,370
Exxon Mobil Corp.^	2,123,790	179,630,158
Peabody Energy Corp.^	451,000	23,001,000

		343,658,055

Total Energy.		545,829,712

Financials (18.3%)
Capital Markets (4.1%)
Bank of New York Mellon Corp.	1,866,678	77,896,473
Morgan Stanley	1,810,500	82,739,850

		160,636,323

Diversified Financial Services (5.8%)
Bank of America Corp.^	1,861,280	70,561,125
Citigroup, Inc.^	1,595,617	34,178,116
JPMorgan Chase & Co.^	2,868,590	123,205,940

		227,945,181

Insurance (8.4%)
American International Group, Inc.^	2,359,600	102,052,700
Hartford Financial Services Group, Inc.	786,500	59,593,105
MetLife, Inc.^	539,200	32,492,192
Prudential Financial, Inc.^	436,865	34,184,686
Travelers Cos., Inc.	2,114,238	101,166,289

		329,488,972

Total Financials		718,070,476

Health Care (11.7%)
Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	595,050	34,405,791
Covidien Ltd.	1,069,950	47,345,288

		81,751,079

Health Care Providers & Services (0.6%)
Cardinal Health, Inc.	474,800	24,931,748

Pharmaceuticals (9.0%)
Bristol-Myers Squibb Co.	6,250,200	133,129,260
GlaxoSmithKline plc (ADR)	805,400	34,173,122
Johnson & Johnson	620,900	40,277,783
Pfizer, Inc.	2,987,570	62,529,840
Schering-Plough Corp.	2,870,300	41,361,023
Wyeth	1,037,200	43,313,472

		354,784,500

Total Health Care		461,467,327

Industrials (10.2%)
Aerospace & Defense (5.1%)
Honeywell International, Inc.	725,800	40,949,636
Northrop Grumman Corp.	794,400	61,812,264
Raytheon Co.^	1,493,877	96,519,393

		199,281,293

Industrial Conglomerates (3.6%)
General Electric Co.	2,716,400	100,533,964
Tyco International Ltd.	928,850	40,915,843

		141,449,807

Machinery (1.5%)
Deere & Co.	726,000	58,399,440

Total Industrials		399,130,540

Information Technology (16.3%)
Computers & Peripherals (5.3%)
Hewlett-Packard Co.	1,470,657	67,150,199
International Business Machines Corp.	997,760	114,882,086
Sun Microsystems, Inc.*^	1,841,525	28,598,883

		210,631,168

Electronic Equipment & Instruments (0.2%)
Tyco Electronics Ltd.	240,000	8,236,800

IT Services (1.0%)
Unisys Corp.*^	8,642,900	38,288,047

Office Electronics (2.5%)
Xerox Corp.^	6,642,187	99,433,540

Semiconductors & Semiconductor Equipment (7.2%)
Analog Devices, Inc.	1,239,900	36,601,848
Fairchild Semiconductor International, Inc.*^	2,524,210	30,088,583
Intel Corp.^	3,441,300	72,886,734
LSI Corp.*^	16,762,300	82,973,385
Micron Technology, Inc.*^	9,945,700	59,375,829

		281,926,379

Software (0.1%)
Borland Software Corp.*^	1,493,700	3,017,274

Total Information Technology		641,533,208

Materials (4.3%)
Chemicals (2.7%)
Dow Chemical Co.^	410,400	15,123,240
E.I. du Pont de Nemours & Co.	1,911,050	89,360,698

		104,483,938

Metals & Mining (1.6%)
Alcoa, Inc.	1,734,007	62,528,292

Total Materials		167,012,230

Telecommunication Services (5.1%)
Diversified Telecommunication Services (5.1%)
AT&T, Inc.	2,173,058	83,228,121
Qwest Communications International, Inc.^	10,797,600	48,913,128
Verizon Communications, Inc.	1,900,400	69,269,580

Total Telecommunication Services		201,410,829

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (2.1%)
Electric Utilities (1.2%)
Southern Co.^	1,283,200	$45,694,752

Multi-Utilities (0.9%)
Dominion Resources, Inc.^	925,720	37,806,405

Total Utilities		83,501,157

Total Common Stocks (96.1%) (Cost $3,857,030,346)		3,772,510,403

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.8%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	$10,000,000	10,000,000
Bank of Ireland
3.30%, 4/1/08	10,000,000	10,000,000
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	8,000,000	8,000,000
Comerica Bank
2.59%, 6/19/09 (l)	4,000,467	4,000,467
Den Danske Bank/London
3.10%, 4/1/08	10,000,000	10,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	50,000,000	50,000,000
3.00%, 4/1/08 (r)	97,295,917	97,295,917
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	3,000,000	3,000,000
K2 (USA) LLC
2.37%, 6/10/08 (l)	9,999,369	9,999,369
Lloyds Bank plc/London
3.40%, 4/1/08	10,000,000	10,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	4,000,000	4,000,000
Norddeutsche Landesbank Girozentrale
3.40%, 4/1/08	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		226,295,753

Time Deposit (3.5%)
JPMorgan Chase Nassau
1.59%, 4/1/08	139,515,614	139,515,614

Total Short-Term Investments (9.3%) (Amortized Cost $365,811,367)		365,811,367

Total Investments before Options Written (105.4%) (Cost/Amortized Cost $4,222,841,713)		4,138,321,770

	Number of Contracts (c)
OPTIONS WRITTEN:
Call Options Written (-0.0%)
Micron Technology, Inc. July 2008 @ $9.00* (d)	(8,948)	(89,480)

Total Options Written (-0.0%) (Premium Received $457,051)		(89,480)

Total Investments after Options Written (105.4%) (Cost/Amortized Cost $4,222,384,662)		4,138,232,290
Other Assets Less Liabilities (-5.4%)		(210,436,866)

Net Assets (100%)		$3,927,795,424

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(c)	One contract relates to 100 shares.

(d)	Covered call option contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Options written for the three months ended March 31, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	6,476	$1,472,348
Options Written	8,948	457,051
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(6,476)	(1,472,348)
Options Exercised	—	—

Options Outstanding—March 31, 2008	8,948	$457,051

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,772,510,403	$365,811,367	$—	$4,138,321,770
Other Investments*	—	—	—	—

Total	$3,772,510,403	$365,811,367	$—	$4,138,321,770

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	89,480	—	—	89,480

Total	$89,480	$—	$—	$89,480

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$743,264,761
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$525,235,853

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$280,758,445
Aggregate gross unrealized depreciation	(399,668,745)

Net unrealized depreciation	$(118,910,300)

Federal income tax cost of investments	$4,257,232,070

At March 31, 2008, the Portfolio had loaned securities with a total value of $222,322,362. This was secured by collateral of $226,295,753 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $158,770 as brokerage commissions with Merrill Lynch & Co., Inc., and $6,300 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS
Australia (4.3%)
BHP Billiton Ltd.^	1,535,700	$50,258,484
MFS Ltd.^† (b)	9,487,254	8,583,697
Rio Tinto Ltd.^	274,507	30,731,814
United Group Ltd.^	2,156,596	23,788,921

Total Australia		113,362,916

Japan (13.5%)
Canon, Inc.	827,000	38,081,160
Fujitsu Ltd.	3,802,000	24,868,619
ITOCHU Corp.	3,557,000	35,113,242
KDDI Corp.	4,639	28,342,205
Nippon Mining Holdings, Inc.^	4,183,000	22,157,143
Nippon Sheet Glass Co., Ltd.^	5,583,000	24,700,070
NOK Corp.^	820,100	16,783,748
ORIX Corp.^§	157,000	21,420,546
Ricoh Co., Ltd.	1,310,000	21,526,685
Sekisui House Ltd.	1,238,000	11,451,003
Sojitz Corp.	7,868,000	26,047,753
Sumitomo Chemical Co., Ltd.	3,156,000	20,199,920
Sumitomo Mitsui Financial Group, Inc.^	2,567	16,893,580
Toyota Motor Corp.	1,042,000	51,953,652

Total Japan		359,539,326

Other European Countries (55.6%)
Belgium (1.6%)
Fortis	1,668,341	41,984,260

Finland (0.4%)
Fortum Oyj	252,535	10,290,179

France (6.4%)
Electricite de France^	435,503	37,890,901
Societe Generale S.A.	332,968	32,602,254
Total S.A.	939,260	69,753,580
Vallourec	124,920	30,326,127

		170,572,862

Germany (15.0%)
Allianz SE (Registered)	370,592	73,414,850
Bayer AG^	689,047	55,218,400
Bayerische Motoren Werke (BMW) AG	520,879	28,773,597
Deutsche Post AG (Registered)	1,270,554	38,813,916
Deutsche Telekom AG (Registered)	2,134,326	35,548,934
E.ON AG	450,370	83,374,397
RWE AG	227,208	27,928,742
Siemens AG (Registered)	516,575	55,987,012

		399,059,848

Ireland (1.5%)
CRH plc	1,069,140	40,644,747

Italy (7.4%)
ENI S.p.A	2,022,877	68,982,129
Intesa Sanpaolo S.p.A.	7,100,588	50,052,888
Telecom Italia S.p.A.^	17,058,701	35,684,137
UniCredit S.p.A.	6,410,260	42,909,639

		197,628,793

Luxembourg (2.4%)
ArcelorMittal	777,313	63,666,249

Netherlands (4.8%)
Akzo Nobel N.V.	761,099	61,064,552
Royal Dutch Shell plc, Class B	1,953,304	65,747,557

		126,812,109

Spain (2.7%)
Banco Santander S.A.	3,616,044	72,045,428

Switzerland (13.4%)
Credit Suisse Group (Registered)	853,811	43,460,020
Nestle S.A. (Registered)^	220,342	110,104,438
Novartis AG (Registered)^	1,422,493	72,907,959
Swiss Reinsurance Co.(Registered)^	457,207	39,938,281
Swisscom AG (Registered)	120,028	41,123,278
Zurich Financial Services AG (Registered)^	161,267	50,786,682

		358,320,658

Total Other European Countries		1,481,025,133

Southeast Asia (6.6%)
Hong Kong (2.2%)
New World Development Ltd.	12,062,000	29,230,316
Shimao Property Holdings Ltd.	7,998,000	14,346,280
Wharf Holdings Ltd.	3,306,000	15,568,592

		59,145,188

Singapore (1.5%)
United Overseas Bank Ltd.	2,926,000	40,687,013

South Korea (2.3%)
Dongbu Insurance Co., Ltd.	700,580	26,881,446
Hyundai Development Co.	266,980	18,223,707
Samsung Electronics Co., Ltd. .	27,233	17,131,478

		62,236,631

Taiwan (0.6%)
Vanguard International Semiconductor Corp.	20,578,000	14,766,550

Total Southeast Asia		176,835,382

United Kingdom (17.1%)
Anglo American plc	921,061	55,351,347
BAE Systems plc	5,302,415	51,064,983
Barclays plc	1,749,971	15,733,052
BP plc	6,263,290	63,643,845
British American Tobacco plc	1,672,862	62,782,062
HSBC Holdings plc	1,909,622	31,456,430
Prudential plc	2,566,992	33,904,434
Unilever plc	2,155,626	72,685,992
Vodafone Group plc	22,912,116	68,618,049

Total United Kingdom		455,240,194

Total Common Stocks (97.1%) (Cost $2,646,512,260)		2,586,002,951

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.9%)
Allstate Life Insurance Co.
2.68%, 8/27/08 (l)	$25,000,000	25,000,000
Bancaja U.S. Debt S.A.U.
4.10%, 4/18/08 (l)	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	10,000,000	10,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	25,000,000	25,000,000
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	15,000,000	15,000,000
Calyon/New York
2.41%, 7/2/10 (l)	4,997,666	4,997,666
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	10,000,000	10,000,000
Comerica Bank
2.84%, 3/16/09 (l)	7,999,520	7,999,520

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
2.59%, 6/19/09 (l)	$15,001,751	$15,001,751
2.61%, 6/19/09 (l)	11,999,251	11,999,251
Commonwealth Bank of Australia
2.62%, 8/22/08 (l)	10,000,000	10,000,000
Den Danske Bank/London
3.10%, 4/1/08	10,000,000	10,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	13,394,787	13,394,787
Goldman Sachs Group, Inc.
3.10%, 12/23/08 (l)	5,000,716	5,000,716
2.41%, 3/27/09 (l)	5,000,000	5,000,000
ING Bank N.V./Amsterdam
2.95%, 4/1/08	10,000,000	10,000,000
Lehman Brothers Holdings, Inc.
3.12%, 8/24/09 (l)	10,000,000	10,000,000
Links Finance LLC.
2.37%, 6/22/09 (l)	14,995,303	14,995,303
Lloyds Bank plc/London
3.40%, 4/1/08	10,000,000	10,000,000
MassMutual Global Funding II
2.40%, 3/26/10 (l)	15,000,000	15,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	7,000,000	7,000,000
2.43%, 5/26/10 (l)	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.40%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.40%, 6/25/10 (l)	10,997,523	10,997,523
Raiffeisen Zentralbank
3.40%, 4/1/08	10,000,000	10,000,000
SLM Corp.
2.89%, 12/15/08 (l)	6,002,103	6,002,103
Tango Finance Corp.
2.38%, 6/25/09 (l)	4,997,734	4,997,734
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	4,000,000	4,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		292,386,354

Time Deposit (0.7%)
JPMorgan Chase Nassau
1.59%, 4/1/08	18,137,384	18,137,384

Total Short-Term Investments (11.6%) (Amortized Cost $310,523,738)		310,523,738

Total Investments (108.7%) (Cost/Amortized Cost $2,957,035,998)		2,896,526,689
Other Assets Less Liabilities (-8.7%)		(232,889,707)

Net Assets (100%)		$2,663,636,982

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		4.4%
Consumer Staples		9.2
Energy		10.9
Financials
Capital Markets	1.6%
Commercial Banks	11.4
Consumer Finance	0.8
Diversified Financial Services	1.6
Insurance	8.4
Real Estate	2.2

Total Financials		26.0
Health Care		2.7
Industrials		11.4
Information Technology		4.4
Materials		14.2
Telecommunication Services		7.9
Utilities		6.0
Cash and Other		2.9

		100.0%

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $8,583,697 or 0.32% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $21,420,546 or 0.80% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$2,887,942,992	$8,583,697	$2,896,526,689
Other Investments*	—	—	—	—

Total	$—	$2,887,942,992	$8,583,697	$2,896,526,689

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$26,527,065	$—
Total gains or losses (realized/unrealized) included in earnings	(26,962,465)	—
Purchases, sales, issueances, and settlements (net)	9,019,097	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$8,583,697	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(26,962,465)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$368,746,264
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$386,459,530

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,756,048
Aggregate gross unrealized depreciation	(261,384,911)

Net unrealized depreciation	$(71,628,863)

Federal income tax cost of investments	$2,968,155,552

At March 31, 2008, the Portfolio had loaned securities with a total value of $282,919,336. This was secured by collateral of $292,386,354 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.6%)
Asset-Backed Securities (0.6%)
Capital One Multi-Asset Execution Trust, Series 06-A10 A10
5.150%, 6/16/14	$100,000	$103,243
Chase Issuance Trust, Series 05-A4 A4
4.230%, 1/15/13	125,000	127,049
Countrywide Asset-Backed Certificates, Series 06-9 1AF6
5.989%, 10/25/46	100,000	93,137

		323,429

Non-Agency CMO (5.0%)
Banc of America Commercial Mortgage, Inc., Series 05-4 A2
4.764%, 7/10/45	325,000	320,941
Series 06-4 A4
5.634%, 7/10/46	50,000	49,823
Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10 A4
5.405%, 12/11/40 (l)	175,000	175,691
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD4 A4
5.322%, 12/11/49^	100,000	96,517
Credit Suisse Mortgage Capital Certificates, Series 06-C3 A3
5.827%, 6/15/38 (l)	100,000	101,490
CW Capital Cobalt Ltd., Series 07-C3 A4
5.820%, 5/15/46 (l)	50,000	49,937
Greenwich Capital Commercial Funding Corp., Series 06-GG7 A4
5.913%, 7/10/38 (l)	165,000	168,421
GS Mortgage Securities Corp. II, Series 06-GG8 A4
5.560%, 11/10/39	65,000	64,375
JP Morgan Chase Commercial Mortgage Securities Corp., Series 05-LDP2 A3
4.697%, 7/15/42	200,000	192,040
Series 07-LD12 A4
5.882%, 2/15/51 (l)	175,000	174,503
JP Morgan Commercial Mortgage Finance Corp., Series 00-C10 A2
7.371%, 8/15/32 (l)	228,602	235,582
LB-UBS Commercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30	200,000	193,942
Merrill Lynch Mortgage Trust, Series 05-MCP1 A4
4.747%, 6/12/43 (l)	130,000	126,073
Merrill Lynch/ Countrywide Commercial Mortgage Trust, Series 06-4 A3
5.172%, 12/12/49 (l)	100,000	96,237
Morgan Stanley Capital I, Series 03-T11 A4
5.150%, 6/13/41	200,000	193,576
Series 07-IQ14 A4
5.692%, 4/15/49 (l)	85,000	83,696
Wachovia Bank Commercial Mortgage Trust Series 06-C27 A3
5.765%, 7/15/45 (l)	85,000	85,087
Series 07-C30 A5
5.342%, 12/15/43	175,000	168,698

		2,576,629

Total Asset-Backed and Mortgage-Backed Securities		2,900,058

Consumer Discretionary (1.3%)
Automobiles (0.1%)
Daimler Finance N.A. LLC
8.500%, 1/18/31	30,000	34,294

Hotels, Restaurants & Leisure (0.1%)
Yum! Brands, Inc.
6.875%, 11/15/37	45,000	43,053

Media (0.9%)
CBS Corp.
4.625%, 5/15/18	45,000	38,693
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	70,000	77,758
Comcast Corp.
5.900%, 3/15/16	60,000	59,511
COX Communications, Inc.
5.450%, 12/15/14	45,000	44,303
News America, Inc.
6.200%, 12/15/34	35,000	33,334
Time Warner Cable, Inc.
6.550%, 5/1/37	95,000	89,678
Time Warner, Inc.
7.700%, 5/1/32	35,000	36,848
Viacom, Inc.
6.250%, 4/30/16	40,000	38,937
Walt Disney Co.
6.375%, 3/1/12	60,000	64,971

		484,033

Multiline Retail (0.1%)
Macy’s Retail Holdings, Inc.
6.700%, 7/15/34	30,000	24,949
Target Corp.
6.350%, 11/1/32	25,000	23,732

		48,681

Specialty Retail (0.1%)
Home Depot, Inc.
5.200%, 3/1/11	55,000	55,549
Lowe’s Cos., Inc.
5.400%, 10/15/16	20,000	20,308

		75,857

Total Consumer Discretionary		685,918

Consumer Staples (1.4%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc.
5.750%, 4/1/36	30,000	29,267
Coca-Cola Enterprises, Inc.
6.950%, 11/15/26	35,000	39,158
Diageo Capital plc
5.750%, 10/23/17	130,000	133,137

		201,562

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	60,000	62,011
CVS Caremark Corp.
5.750%, 6/1/17	65,000	66,011
Kroger Co.
4.950%, 1/15/15	90,000	86,042
Wal-Mart Stores, Inc.
5.250%, 9/1/35	45,000	39,826

		253,890

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Food Products (0.3%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	$35,000	$30,755
ConAgra Foods, Inc.
6.750%, 9/15/11	60,000	64,695
Kellogg Co., Series B
7.450%, 4/1/31	25,000	28,972
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	61,134

		185,556

Household Products (0.2%)
Clorox Co.
5.950%, 10/15/17	50,000	50,071
Proctor & Gamble Co.
4.950%, 8/15/14	25,000	26,160
5.550%, 3/5/37	35,000	34,948

		111,179

Total Consumer Staples		752,187

Energy (1.2%)
Energy Equipment & Services (0.1%)
Weatherford International Ltd.
5.500%, 2/15/16	60,000	59,164

Oil, Gas & Consumable Fuels (1.1%)
ConocoPhillips Holding Co.
6.950%, 4/15/29	40,000	45,547
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	73,723
Enterprise Products Operating LP, Series B
5.600%, 10/15/14	55,000	55,029
Kerr-McGee Corp.
6.950%, 7/1/24	85,000	90,111
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	63,745
6.000%, 2/1/17	35,000	34,831
Marathon Oil Corp.
6.125%, 3/15/12	100,000	105,302
Pemex Project Funding Master Trust
5.750%, 12/15/15	30,000	31,200
StatoilHydro ASA
7.750%, 6/15/23	25,000	30,096
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	26,182
TransCanada Pipelines Ltd.
5.600%, 3/31/34	25,000	22,976

		578,742

Total Energy		637,906

Financials (9.2%)
Capital Markets (1.8%)
Bear Stearns Cos., Inc.
5.550%, 1/22/17^	40,000	35,713
Goldman Sachs Capital I
6.345%, 2/15/34	25,000	21,647
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	135,000	89,923
Goldman Sachs Group, Inc.
5.250%, 10/15/13	75,000	74,570
5.350%, 1/15/16	55,000	53,659
5.950%, 1/18/18	50,000	49,512
6.125%, 2/15/33	40,000	36,423
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	112,663
Lehman Brothers Holdings, Inc.
4.500%, 7/26/10	100,000	95,644
6.875%, 7/17/37	35,000	30,347
Merrill Lynch & Co., Inc.
6.875%, 11/15/18	130,000	130,229
Morgan Stanley
4.250%, 5/15/10	125,000	123,205
4.750%, 4/1/14	70,000	64,980
7.250%, 4/1/32	25,000	24,554

		943,069

Commercial Banks (2.6%)
Abbey National plc
7.950%, 10/26/29	40,000	42,831
BAC Capital Trust XI
6.625%, 5/23/36	45,000	42,496
BB&T Corp.
5.200%, 12/23/15	35,000	33,265
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	104,510
HSBC Holdings plc
5.250%, 12/12/12	40,000	39,702
Korea Development Bank
5.300%, 1/17/13	100,000	102,461
5.750%, 9/10/13	70,000	73,529
Kreditanstalt fuer Wiederaufbau
3.250%, 2/15/11	125,000	127,311
3.250%, 3/15/13	190,000	190,274
4.125%, 10/15/14	15,000	15,858
4.875%, 1/17/17	40,000	42,784
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	109,215
PNC Funding Corp.
5.625%, 2/1/17	45,000	42,875
Royal Bank of Scotland Group plc
7.648%, 8/29/49 (l)	40,000	38,177
Wachovia Corp.
5.250%, 8/1/14	55,000	54,325
5.750%, 6/15/17	110,000	106,766
Wells Fargo & Co.
5.125%, 9/15/16	55,000	54,412
Zions Bancorp
5.500%, 11/16/15	135,000	120,817

		1,341,608

Consumer Finance (0.8%)
American Express Co.
5.500%, 9/12/16	30,000	28,973
American General Finance Corp.
4.625%, 9/1/10	90,000	89,677
HSBC Finance Corp.
4.750%, 7/15/13	105,000	103,222
SLM Corp.
4.500%, 7/26/10	80,000	65,641
Toyota Motor Credit Corp.
4.250%, 3/15/10	125,000	128,843

		416,356

Diversified Financial Services (3.2%)
Bank of America Corp.
4.375%, 12/1/10	175,000	178,030
6.000%, 9/1/17	60,000	63,082
CIT Group, Inc.
5.000%, 2/1/15	75,000	58,750
Citigroup Capital XXI
8.300%, 12/21/57 (l)	90,000	88,684
Citigroup, Inc.
6.000%, 2/21/12	135,000	137,823
5.000%, 9/15/14	65,000	61,258
5.850%, 12/11/34	35,000	30,427
Credit Suisse First Boston USA, Inc.
5.125%, 8/15/15	80,000	79,011

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
4.625%, 9/15/09	$110,000	$112,303
5.450%, 1/15/13	110,000	115,213
5.625%, 9/15/17	50,000	51,163
6.750%, 3/15/32	15,000	16,022
5.875%, 1/14/38	50,000	48,193
John Deere Capital Corp.
5.400%, 4/7/10	100,000	104,249
JPMorgan Chase & Co.
6.750%, 2/1/11	100,000	106,181
6.625%, 3/15/12	55,000	58,473
5.750%, 1/2/13	100,000	104,467
5.250%, 5/1/15	170,000	168,939
JPMorgan Chase Capital XXII
6.450%, 2/2/37	35,000	30,198
National Rural Utilities Cooperative Finance Corp.
8.000%, 3/1/32	25,000	28,736

		1,641,202

Insurance (0.6%)
Allstate Corp.
5.950%, 4/1/36	35,000	31,298
American International Group, Inc.
5.375%, 10/18/11	25,000	25,356
5.450%, 5/18/17	75,000	72,878
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	30,000	31,268
Marsh & McLennan Cos., Inc.
5.875%, 8/1/33	35,000	29,345
MetLife, Inc.
5.700%, 6/15/35	40,000	35,583
Prudential Financial, Inc.
5.100%, 9/20/14	55,000	53,953
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	39,820

		319,501

Real Estate Investment Trusts (REITs) (0.2%)
iStar Financial, Inc. (REIT)
5.650%, 9/15/11	50,000	38,000
ProLogis (REIT)
5.625%, 11/15/16	55,000	50,013
Simon Property Group LP (REIT)
5.750%, 12/1/15	35,000	33,295

		121,308

Total Financials		4,783,044

Government Securities (71.8%)
Foreign Governments (1.0%)
Province of Ontario
5.125%, 7/17/12	75,000	81,278
5.450%, 4/27/16	30,000	33,125
Province of Quebec
5.125%, 11/14/16	20,000	21,625
7.500%, 9/15/29	70,000	93,843
Republic of Italy
5.625%, 6/15/12	50,000	55,000
6.875%, 9/27/23	25,000	30,987
5.375%, 6/15/33	25,000	26,211
Republic of Korea
4.875%, 9/22/14	45,000	45,942
Republic of South Africa
5.875%, 5/30/22	105,000	98,714
United Mexican States
6.050%, 1/11/40	26,000	25,935

		512,660

Supranational (0.5%)
European Investment Bank
4.875%, 2/16/16	75,000	80,384
4.875%, 1/17/17	55,000	58,828
Inter-American Development Bank
7.375%, 1/15/10	105,000	114,391
International Bank for Reconstruction & Development
4.750%, 2/15/35	40,000	39,757

		293,360

U.S. Government Agencies (45.2%)
Federal Farm Credit Bank
4.875%, 2/18/11^	105,000	111,288
4.875%, 1/17/17^	120,000	127,549
Federal Home Loan Bank
4.750%, 4/24/09^	270,000	277,007
5.250%, 6/12/09	150,000	155,230
5.000%, 9/18/09^	195,000	202,758
4.375%, 9/17/10^	115,000	120,293
4.625%, 2/18/11^	160,000	169,724
5.375%, 8/19/11	35,000	37,906
5.750%, 5/15/12^	100,000	110,352
4.500%, 9/16/13^	120,000	126,302
5.375%, 5/18/16	100,000	109,848
4.750%, 12/16/16^	25,000	26,337
4.875%, 5/17/17^	55,000	58,429
Federal Home Loan Mortgage Corp.
7.000%, 3/15/10	250,000	272,403
5.125%, 4/18/11	290,000	309,717
5.750%, 1/15/12^	75,000	82,533
5.125%, 7/15/12	75,000	81,124
4.500%, 7/15/13^	170,000	179,087
4.500%, 1/15/14^	170,000	178,808
5.250%, 4/18/16	130,000	141,229
4.000%, 12/1/20	190,378	185,725
5.500%, 3/1/21	144,038	147,161
4.500%, 6/1/21	177,785	176,816
5.000%, 7/1/21	304,685	308,199
4.500%, 8/1/21	288,260	287,095
6.000%, 9/1/21	74,755	76,988
5.000%, 8/1/26	133,877	134,448
5.500%, 8/1/26	110,442	112,346
6.250%, 7/15/32^	65,000	77,480
4.647%, 2/1/34 (l)	210,270	211,802
4.136%, 2/1/35 (l)	253,978	261,052
4.672%, 8/1/35 (l)	137,614	140,626
5.000%, 3/1/36	963,501	955,031
4.500%, 5/1/36	146,425	141,176
5.000%, 8/1/36	96,893	96,041
6.500%, 8/1/36	304,990	316,649
5.500%, 9/1/36	1,224,528	1,238,010
6.000%, 9/1/36	613,579	629,945
6.500%, 12/1/36	99,694	103,505
5.500%, 4/1/37	532,278	538,002
6.000%, 4/1/37	56,607	58,100
6.000%, 8/1/37	219,963	225,766
5.500%, 9/1/37	152,197	153,833
6.000%, 2/1/38	549,473	563,968
6.000%, 3/1/38	149,932	153,886
Federal National Mortgage Association
6.375%, 6/15/09	125,000	131,284
7.250%, 1/15/10	300,000	325,989
6.000%, 5/15/11^	185,000	202,256
4.875%, 5/18/12	250,000	267,544
4.375%, 3/15/13^	115,000	120,721
5.125%, 1/2/14	90,000	93,315
5.000%, 4/15/15^	70,000	75,457
5.000%, 2/13/17	135,000	144,171
4.500%, 8/1/20	278,284	277,321

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 9/1/20	$124,606	$121,589
5.500%, 1/1/21	160,857	164,653
5.000%, 6/1/21	294,597	298,031
6.000%, 10/1/21	110,974	114,331
5.000%, 3/1/23	398,597	402,757
5.500%, 4/1/26	101,527	103,246
5.000%, 5/1/26	127,838	128,094
6.625%, 11/15/30^	115,000	142,298
4.386%, 6/1/34 (l)	85,618	86,163
4.329%, 1/1/35 (l)	170,470	174,952
4.861%, 9/1/35 (l)	344,183	349,604
4.500%, 10/1/35	156,113	150,660
5.000%, 11/1/35	108,044	107,094
6.500%, 1/1/36	385,513	399,628
5.000%, 6/1/36	1,342,246	1,329,971
6.128%, 6/1/36 (l)	174,921	179,169
5.500%, 7/1/36	1,777,861	1,796,883
7.000%, 7/1/36	69,294	72,786
6.000%, 9/1/36	79,396	81,425
6.000%, 10/1/36	772,628	792,375
6.000%, 4/1/37	214,310	219,734
6.500%, 8/1/37	270,203	280,077
6.000%, 9/1/37	271,626	278,501
5.500%, 11/1/37	893,066	902,361
6.000%, 1/1/38	218,359	223,886
5.500%, 2/1/38	198,534	200,606
6.000%, 3/1/38	600,000	615,281
Government National Mortgage Association
5.000%, 8/15/21	69,831	70,914
4.500%, 8/15/33	46,944	45,659
5.500%, 4/15/35	330,041	337,230
6.000%, 5/15/36	232,809	240,624
5.000%, 6/15/36	266,970	267,299
6.500%, 8/15/36	163,358	169,995
5.500%, 7/15/37	136,550	139,448
6.000%, 2/15/38	648,981	670,732

		23,467,688

U.S. Treasuries (25.1%)
U.S. Treasury Bonds
8.125%, 8/15/19^	195,000	271,644
8.750%, 8/15/20^	175,000	256,977
8.000%, 11/15/21	220,000	310,303
7.125%, 2/15/23^	85,000	112,632
6.250%, 8/15/23^	165,000	203,092
6.125%, 11/15/27^	160,000	198,625
5.500%, 8/15/28^	50,000	57,969
6.125%, 8/15/29^	50,000	62,605
6.250%, 5/15/30^	235,000	300,396
5.375%, 2/15/31^	140,000	161,919
4.500%, 2/15/36^	155,000	160,122
4.750%, 2/15/37^	170,000	182,843
U.S. Treasury Notes
4.500%, 2/15/09	410,000	420,314
4.875%, 5/15/09^	490,000	507,915
4.625%, 11/15/09^	410,000	429,923
6.500%, 2/15/10^	240,000	261,375
2.000%, 2/28/10^	925,000	931,431
5.750%, 8/15/10^	605,000	662,806
5.000%, 2/15/11^	790,000	861,841
4.500%, 2/28/11^	1,050,000	1,131,457
4.875%, 5/31/11	1,135,000	1,238,746
5.000%, 8/15/11^	295,000	324,477
4.500%, 9/30/11^	260,000	281,775
4.750%, 1/31/12^	150,000	164,344
4.875%, 2/15/12^	225,000	248,186
4.250%, 8/15/13^	715,000	778,345
4.000%, 2/15/14^	180,000	194,105
4.250%, 8/15/15^	535,000	582,857
4.500%, 11/15/15^	405,000	447,557
4.500%, 2/15/16^	195,000	214,652
5.125%, 5/15/16^	120,000	136,706
4.875%, 8/15/16^	140,000	156,822
4.625%, 2/15/17^	270,000	296,557
4.750%, 8/15/17^	285,000	315,326
4.250%, 11/15/17^	140,000	149,373

		13,016,017

Total Government Securities.		37,289,725

Health Care (1.1%)
Health Care Providers & Services (0.4%)
Cardinal Health, Inc.
5.850%, 12/15/17	45,000	45,062
CIGNA Corp.
5.375%, 3/15/17	25,000	24,733
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	78,361
5.800%, 3/15/36	25,000	20,605
WellPoint, Inc.
5.000%, 12/15/14	40,000	37,627

		206,388

Pharmaceuticals (0.7%)
Abbott Laboratories
5.875%, 5/15/16	55,000	58,628
AstraZeneca plc
6.450%, 9/15/37	30,000	32,190
Bristol Myers Squibb Co.
5.250%, 8/15/13	120,000	127,532
Eli Lilly & Co.
5.200%, 3/15/17	35,000	35,986
Johnson & Johnson
5.950%, 8/15/37	20,000	21,211
Schering-Plough Corp.
6.550%, 9/15/37	25,000	24,076
Wyeth
5.500%, 2/1/14	70,000	72,506

		372,129

Total Health Care		578,517

Industrials (1.6%)
Aerospace & Defense (0.8%)
Boeing Co.
5.125%, 2/15/13^	35,000	36,693
Honeywell International, Inc.
5.400%, 3/15/16	110,000	114,671
Lockheed Martin Corp.
8.500%, 12/1/29	25,000	32,739
Raytheon Co.
5.375%, 4/1/13	90,000	94,512
United Technologies Corp.
7.125%, 11/15/10	100,000	110,216

		388,831

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	35,000	33,302
Masco Corp.
6.500%, 8/15/32	35,000	29,327

		62,629

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	25,000	25,895
Tyco International Group S.A.
6.875%, 1/15/29	25,000	24,443

		50,338

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Machinery (0.2%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	$75,000	$76,899

Road & Rail (0.4%)
Burlington North Santa Fe Corp.
6.750%, 7/15/11	70,000	74,833
Canadian National Railway Co.
6.200%, 6/1/36	25,000	24,087
CSX Corp.
6.300%, 3/15/12	100,000	103,412
Norfolk Southern Corp.
7.050%, 5/1/37	25,000	27,296

		229,628

Total Industrials		808,325

Information Technology (0.4%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	75,000	77,596
Motorola, Inc.
6.000%, 11/15/17	55,000	47,116

		124,712

Computers & Peripherals (0.1%)
International Business Machines Corp.
5.875%, 11/29/32	25,000	24,598

IT Services (0.1%)
Electronic Data Systems Corp. Series B
6.500%, 8/1/13	40,000	39,647

Total Information Technology		188,957

Materials (0.7%)
Chemicals (0.2%)
Dow Chemical Co.
7.375%, 11/1/29	25,000	26,819
Lubrizol Corp.
4.625%, 10/1/09	100,000	100,364

		127,183

Metals & Mining (0.4%)
Alcan, Inc.
6.125%, 12/15/33	40,000	38,230
BHP Finance USA Ltd.
4.800%, 4/15/13	40,000	39,961
Vale Overseas Ltd.
6.250%, 1/23/17	80,000	79,670
6.875%, 11/21/36	35,000	34,150

		192,011

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
7.375%, 3/15/32	40,000	39,535

Total Materials		358,729

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.3%)
AT&T Corp.
8.000%, 11/15/31	40,000	46,740
AT&T, Inc.
4.125%, 9/15/09	100,000	100,556
6.300%, 1/15/38	70,000	67,685
BellSouth Corp.
6.000%, 11/15/34^	25,000	23,476
British Telecommunications plc
9.125%, 12/15/30	25,000	31,049
Embarq Corp.
7.082%, 6/1/16	25,000	23,669
France Telecom S.A.
8.500%, 3/1/31	25,000	30,972
Sprint Capital Corp.
6.900%, 5/1/19	60,000	47,250
8.750%, 3/15/32	30,000	25,350
Telecom Italia Capital S.A.
5.250%, 11/15/13	50,000	46,720
Telefonica Europe B.V.
7.750%, 9/15/10	75,000	80,456
Verizon Communications, Inc.
7.250%, 12/1/10	75,000	80,548
7.375%, 9/1/12	55,000	60,411
5.850%, 9/15/35	25,000	22,774

		687,656

Wireless Telecommunication Services (0.2%)
New Cingular Wireless Services, Inc.
8.750%, 3/1/31	35,000	42,476
Vodafone Group plc
4.625%, 7/15/18	80,000	71,189

		113,665

Total Telecommunication Services		801,321

Utilities (2.0%)
Electric Utilities (1.7%)
Alabama Power Co., Series Q
5.500%, 10/15/17	35,000	35,833
Consolidated Edison Co. of New York, Inc., Series B
7.500%, 9/1/10	50,000	54,492
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	50,311
Exelon Corp.
4.900%, 6/15/15	35,000	33,342
FirstEnergy Corp., Series C
7.375%, 11/15/31	50,000	54,390
Florida Power & Light Co.
5.650%, 2/1/37	15,000	14,436
Florida Power Corp.
4.800%, 3/1/13	55,000	56,651
Hydro-Quebec
6.300%, 5/11/11	100,000	109,320
Midamerican Energy Holding Co., Series D
5.000%, 2/15/14	170,000	166,776
Oncor Electric Delivery Co.
7.000%, 9/1/22	40,000	38,310
Pacific Gas & Electric Co.
3.600%, 3/1/09	150,000	149,629
PacifiCorp
5.750%, 4/1/37	30,000	28,297
Southern California Edison Co.
5.950%, 2/1/38	55,000	55,125
Virginia Electric & Power Co., Series B
6.000%, 1/15/36	55,000	53,666

		900,578

Gas Utilities (0.2%)
Oneok, Inc.
6.000%, 6/15/35	25,000	22,159
Spectra Energy Capital LLC.
8.000%, 10/1/19	45,000	50,874

		73,033

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Independent Power Producers & Energy Traders (0.1%)
Tennessee Valley Authority
5.880%, 4/1/36	$35,000	$39,712

Total Utilities		1,013,323

Total Long-Term Debt Securities (97.8%) (Cost $49,679,539)		50,798,010

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (11.0%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	5,623,292	5,623,292
Raiffeisen Zentralbank
3.40%, 4/1/08	100,000	100,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		5,723,292

Time Deposit (3.6%)
JPMorgan Chase Nassau
1.59%, 04/1/08	1,846,312	1,846,312

Total Short-Term Investments (14.6%) (Amortized Cost $7,569,604)		7,569,604

Total Investments (112.4%) (Cost/Amortized Cost $57,249,143)		58,367,614
Other Assets Less Liabilities (-12.4%)		(6,455,178)

Net Assets (100%)		$51,912,436

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$58,367,614	$—	$58,367,614
Other Investments*	—	—	—	—

Total	$—	$58,367,614	$—	$58,367,614

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$8,853,574
Long-term U.S. Treasury securities	10,260,902

$19,114,476

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,218,922
Long-term U.S. Treasury securities	5,813,480

$7,032,402

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,418,116
Aggregate gross unrealized depreciation	(306,363)

Net unrealized appreciation	$1,111,753

Federal income tax cost of investments	$57,255,861

At March 31, 2008, the Portfolio had loaned securities with a total value of $13,597,674. This was secured by collateral of $5,723,292 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $8,157,247 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $998,798 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (0.4%)
Autoliv, Inc.	35,700	$1,792,140

Automobiles (0.5%)
Daimler AG	24,800	2,121,640

Hotels, Restaurants & Leisure (2.0%)
Carnival Corp.	35,600	1,441,088
McDonald’s Corp.	119,100	6,642,207

		8,083,295

Household Durables (2.3%)
Newell Rubbermaid, Inc.	71,800	1,642,066
Tupperware Brands Corp.^	148,400	5,740,112
Whirlpool Corp.^	24,000	2,082,720

		9,464,898

Media (1.9%)
CBS Corp., Class B	200,800	4,433,664
Shaw Communications, Inc., Class B	97,500	1,772,550
Walt Disney Co.	45,400	1,424,652

		7,630,866

Multiline Retail (0.2%)
Macy’s, Inc.	43,100	993,886

Specialty Retail (0.4%)
OfficeMax, Inc.	89,300	1,709,202

Total Consumer Discretionary		31,795,927

Consumer Staples (8.9%)
Beverages (2.6%)
Coca-Cola Co.	134,300	8,174,841
Molson Coors Brewing Co., Class B	46,100	2,423,477

		10,598,318

Food Products (1.9%)
ConAgra Foods, Inc.	92,800	2,222,560
General Mills, Inc.	36,900	2,209,572
JM Smucker Co.^	68,400	3,461,724

		7,893,856

Household Products (3.3%)
Colgate-Palmolive Co.	56,200	4,378,542
Procter & Gamble Co.	135,400	9,487,478

		13,866,020

Tobacco (1.1%)
Loews Corp.- Carolina Group	59,800	4,338,490

Total Consumer Staples		36,696,684

Energy (15.9%)
Oil, Gas & Consumable Fuels (15.9%)
Chevron Corp.	179,700	15,339,192
ConocoPhillips	150,500	11,469,605
Exxon Mobil Corp.	258,900	21,897,762
Marathon Oil Corp.	98,500	4,491,600
Royal Dutch Shell plc (ADR)	28,200	1,945,236
Sasol Ltd. (Sponsored ADR)^	115,400	5,584,206
StatoilHydro ASA (ADR)^	136,101	4,065,337
Tsakos Energy Navigation Ltd.^	30,200	928,952

Total Energy		65,721,890

Financials (26.6%)
Capital Markets (1.8%)
Bank of New York Mellon Corp.	93,000	3,880,890
Blackstone Group LP	214,300	3,403,084

		7,283,974

Commercial Banks (7.6%)
Banco Santander Central S.A. (Sponsored ADR)^.	184,000	3,668,960
Bank of Ireland (ADR)	10,200	615,876
Barclays plc (ADR)^	64,500	2,334,900
Canadian Imperial Bank of Commerce^	15,900	1,023,960
Fifth Third Bancorp	120,900	2,529,228
HSBC Holdings plc (ADR)	54,813	4,511,110
KeyCorp.	80,400	1,764,780
Pacific Capital Bancorp N.A.^	55,800	1,199,700
Wachovia Corp.	116,400	3,142,800
Webster Financial Corp.^	111,500	3,107,505
Wells Fargo & Co.	151,300	4,402,830
Zions Bancorp^	72,500	3,302,375

		31,604,024

Diversified Financial Services (8.6%)
Bank of America Corp.	204,900	7,767,759
Citigroup, Inc.	267,150	5,722,353
ING Groep N.V. (ADR)	159,900	5,975,463
JPMorgan Chase & Co.	338,000	14,517,100
NYSE Euronext, Inc.	23,300	1,437,843

		35,420,518

Insurance (6.5%)
American International Group, Inc.	48,800	2,110,600
Axis Capital Holdings Ltd.	46,000	1,563,080
Chubb Corp.	68,600	3,394,328
Endurance Specialty Holdings Ltd.^	148,700	5,442,420
Manulife Financial Corp	56,700	2,153,466
PartnerReinsurance Ltd.^	22,200	1,693,860
Sun Life Financial, Inc.^	44,600	2,078,360
Travelers Cos., Inc.	161,100	7,708,635
XL Capital Ltd., Class A	31,700	936,735

		27,081,484

Real Estate Investment Trusts (REITs) (1.7%)
Annaly Capital Management, Inc. (REIT)^	158,000	2,420,560
First Industrial Realty Trust, Inc. (REIT)^	76,400	2,359,996
HCP, Inc. (REIT)^	72,500	2,451,225

		7,231,781

Thrifts & Mortgage Finance (0.4%)
Fannie Mae	61,300	1,613,416

Total Financials		110,235,197

Health Care (7.4%)
Pharmaceuticals (7.4%)
Eli Lilly & Co.	49,300	2,543,387
Johnson & Johnson	133,900	8,686,093
Merck & Co., Inc.	59,600	2,261,820
Pfizer, Inc.	645,100	13,501,943
Wyeth	86,800	3,624,768

Total Health Care		30,618,011

Industrials (10.8%)
Aerospace & Defense (3.6%)
Honeywell International, Inc.	30,100	1,698,242
Northrop Grumman Corp.	79,500	6,185,895
Raytheon Co.	107,900	6,971,419

		14,855,556

Commercial Services & Supplies (1.5%)
R.R. Donnelley & Sons Co.	63,500	1,924,685
Steelcase, Inc., Class A^	228,900	2,531,634
Waste Management, Inc.	62,400	2,094,144

		6,550,463

Electrical Equipment (1.3%)
Emerson Electric Co	103,900	5,346,694

Industrial Conglomerates (3.3%)
General Electric Co.	370,100	13,697,401

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Marine (0.3%)
Diana Shipping, Inc.^	48,000	$1,263,360

Road & Rail (0.8%)
Norfolk Southern Corp.	59,800	3,248,336

Total Industrials		44,961,810

Information Technology (4.6%)
Computers & Peripherals (0.8%)
International Business Machines Corp.	28,323	3,261,110

Electronic Equipment & Instruments (0.5%)
Tyco Electronics Ltd.	62,200	2,134,704

Internet Software & Services (0.4%)
United Online, Inc.^	144,000	1,520,640

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	94,400	1,999,392
Siliconware Precision Industries Co. (ADR)^	277,900	2,334,360
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	119,182	1,223,999

		5,557,751

Software (1.6%)
Microsoft Corp.	239,600	6,799,848

Total Information Technology		19,274,053

Materials (3.1%)
Chemicals (2.2%)
BASF AG (ADR)	13,100	1,757,365
Dow Chemical Co.	54,200	1,997,270
E.I. du Pont de Nemours & Co.	47,400	2,216,424
RPM International, Inc.^	72,900	1,526,526
Sensient Technologies Corp.^	55,800	1,645,542

		9,143,127

Containers & Packaging (0.4%)
Sonoco Products Co.	57,600	1,649,088

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	23,400	2,251,548

Total Materials		13,043,763

Telecommunication Services (5.7%)
Diversified Telecommunication Services (5.7%)
AT&T, Inc.	421,647	16,149,080
NTELOS Holdings Corp.^	45,400	1,098,680
Royal KPN NV (Sponsored ADR)	243,800	4,122,658
Verizon Communications, Inc.	58,850	2,145,083

Total Telecommunication Services		23,515,501

Utilities (6.6%)
Electric Utilities (4.5%)
American Electric Power Co., Inc.	70,000	2,914,100
Duke Energy Corp.	140,400	2,506,140
Exelon Corp.	71,800	5,835,186
FirstEnergy Corp.	69,100	4,741,642
Hawaiian Electric Industries, Inc.^	118,900	2,838,143

		18,835,211

Gas Utilities (0.8%)
National Fuel Gas Co	69,100	3,262,211

Multi-Utilities (0.5%)
TECO Energy, Inc.	129,400	2,063,930

Water Utilities (0.8%)
Basico do Estado de Sao Paulo S.A. (ADR)^	74,800	3,315,884

Total Utilities		27,477,236

Total Common Stocks (97.3%) (Cost $415,848,583)		403,340,072

INVESTMENT COMPANY:
Exchange Traded Fund (0.8%)
iShares Russell 1000 Value Index Fund^
(Cost $3,456,320)	43,630	3,191,098

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.3%)
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	1,000,000	1,000,000
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	40,270,165	40,270,165
General Electric Capital Corp.
2.40%, 3/12/10 (l)	3,000,000	3,000,000
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	2,000,000	2,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		55,270,165

Time Deposit (2.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	8,558,446	8,558,446

Total Short-Term Investments (15.4%) (Amortized Cost $63,828,611)		63,828,611

Total Investments (113.5%) (Cost/Amortized Cost $483,133,514)		470,359,781
Other Assets Less Liabilities (-13.5%)		(55,818,176)

Net Assets (100%)		$414,541,605

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$406,531,170	$63,828,611	$—	$470,359,781
Other Investments*	—	—	—	—

Total	$406,531,170	$63,828,611	$—	$470,359,781

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$103,364,719
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$111,602,958

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,595,425
Aggregate gross unrealized depreciation	(40,896,833)

Net unrealized depreciation	$(12,301,408)

Federal income tax cost of investments	$482,661,189

At March 31, 2008, the Portfolio had loaned securities with a total value of $54,428,094. This was secured by collateral of $55,270,165 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $3,990, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note1)
COMMON STOCKS:
Consumer Discretionary (7.2%)
Household Durables (1.2%)
Garmin Ltd.^	19,600	$1,058,596

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*	30,500	2,174,650
Specialty Retail (2.1%)
GameStop Corp., Class A*	17,200	889,412
Staples, Inc.	47,000	1,039,170

		1,928,582

Textiles, Apparel & Luxury Goods (1.5%)
NIKE, Inc., Class B	19,500	1,326,000

Total Consumer Discretionary		6,487,828

Energy (8.3%)
Energy Equipment & Services (4.5%)
Cameron International Corp.*	21,000	874,440
Noble Corp.	43,300	2,150,711
Smith International, Inc.	15,800	1,014,834

		4,039,985

Oil, Gas & Consumable Fuels (3.8%)
EOG Resources, Inc.	11,100	1,332,000
Range Resources Corp.	13,600	862,920
Southwestern Energy Co.*	36,000	1,212,840

		3,407,760

Total Energy		7,447,745

Financials (17.2%)
Capital Markets (6.2%)
BlackRock, Inc./New York.	5,600	1,143,408
Charles Schwab Corp.	73,900	1,391,537
State Street Corp.	23,600	1,864,400
TD Ameritrade Holding Corp.*	72,400	1,195,324

		5,594,669

Commercial Banks (1.8%)
U.S. Bancorp.	49,400	1,598,584

Diversified Financial Services (2.1%)
Bank of America Corp.	21,200	803,692
IntercontinentalExchange, Inc.*	8,400	1,096,200

		1,899,892

Insurance (7.1%)
Aflac, Inc.	31,000	2,013,450
Aon Corp.	22,500	904,500
Chubb Corp.	17,900	885,692
Hartford Financial Services Group, Inc.	15,300	1,159,281
Travelers Cos., Inc.	30,300	1,449,855

		6,412,778

Total Financials		15,505,923

Health Care (24.0%)
Biotechnology (7.2%)
Amgen, Inc.*	16,700	697,726
Biogen Idec, Inc.*	27,900	1,721,151
Genzyme Corp.*	18,600	1,386,444
Gilead Sciences, Inc.*	52,000	2,679,560

		6,484,881

Health Care Equipment & Supplies (5.3%)
Intuitive Surgical, Inc.*	4,100	1,329,835
St. Jude Medical, Inc.*	34,600	1,494,374
Stryker Corp.	31,000	2,016,550

		4,840,759

Health Care Providers & Services (2.9%)
Express Scripts, Inc.*	40,200	2,585,664

Life Sciences Tools & Services (0.7%)
Waters Corp.*	12,100	673,970

Pharmaceuticals (7.9%)
Bristol-Myers Squibb Co.	76,600	1,631,580
Forest Laboratories, Inc.*	35,400	1,416,354
Johnson & Johnson	22,600	1,466,062
Novo-Nordisk A/S (ADR)	15,200	1,052,448
Pfizer, Inc.	73,750	1,543,588

		7,110,032

Total Health Care		21,695,306

Industrials (3.8%)
Machinery (3.8%)
AGCO Corp.*	14,600	874,248
Danaher Corp.	9,900	752,697
Deere & Co.	23,000	1,850,120

Total Industrials		3,477,065

Information Technology (33.9%)
Communications Equipment (7.0%)
Cisco Systems, Inc.*	64,185	1,546,217
Juniper Networks, Inc.*	40,800	1,020,000
Nokia Oyj (ADR)	47,900	1,524,657
Research In Motion Ltd.*	20,100	2,255,823

		6,346,697

Computers & Peripherals (10.2%)
Apple, Inc.*	21,600	3,099,600
EMC Corp.*	91,400	1,310,676
Hewlett-Packard Co.	32,200	1,470,252
International Business Machines Corp.	20,498	2,360,140
Sun Microsystems, Inc.*	63,550	986,931

		9,227,599

Internet Software & Services (4.0%)
eBay, Inc.*	65,900	1,966,456
Google, Inc., Class A*	3,700	1,629,739

		3,596,195

IT Services (2.7%)
Infosys Technologies Ltd. (ADR)	32,600	1,166,102
Paychex, Inc.	36,000	1,233,360

		2,399,462

Semiconductors & Semiconductor Equipment (6.5%)
Intel Corp	42,300	895,914
MEMC Electronic Materials, Inc.*	25,900	1,836,310
NVIDIA Corp.*	72,750	1,439,722
Texas Instruments, Inc.	59,400	1,679,238

		5,851,184

Software (3.5%)
Microsoft Corp	78,100	2,216,478
VMware, Inc., Class A*^	22,700	972,014

		3,188,492

Total Information Technology		30,609,629

Materials (2.1%)
Chemicals (2.1%)
Praxair, Inc.	22,200	1,869,906

Total Materials		1,869,906

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.6%)
BCE, Inc.	17,200	580,156
Telefonica S.A. (ADR)^	9,900	856,449

Total Telecommunication Services		1,436,605

Total Common Stocks (98.1%) (Cost $85,190,359)		88,530,007

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.4%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	$2,181,650	$2,181,650

Time Deposit (1.3%)
JPMorgan Chase Nassau
1.59%, 4/1/08	1,155,568	1,155,568

Total Short-Term Investments (3.7%) (Amortized Cost $3,337,218)		3,337,218

Total Investments (101.8%) (Cost/Amortized Cost $88,527,577)		91,867,225
Other Assets Less Liabilities (-1.8%)		(1,654,022)

Net Assets (100%)		$90,213,203

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$88,530,007	$3,337,218	$—	$91,867,225
Other Investments*	—	—	—	—

Total	$88,530,007	$3,337,218	$—	$91,867,225

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,261,063
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$17,813,195

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,341,078
Aggregate gross unrealized depreciation	(8,045,017)

Net unrealized appreciation	$3,296,061

Federal income tax cost of investments	$88,571,164

At March 31, 2008, the Portfolio had loaned securities with a total value of $2,056,563. This was secured by collateral of $2,181,650 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.1%)
Hotels, Restaurants & Leisure (3.4%)
Las Vegas Sands Corp.*	159,800	$11,767,672
McDonald’s Corp.	23,500	1,310,595
Starbucks Corp.*	6,600	115,500
Wynn Resorts Ltd.	13,800	1,388,832

		14,582,599

Household Durables (0.5%)
Jarden Corp.*	99,000	2,152,260

Internet & Catalog Retail (0.2%)
IAC/InterActiveCorp*	36,600	759,816

Media (3.2%)
Gannett Co., Inc.	43,100	1,252,055
Omnicom Group, Inc.	21,700	958,706
Time Warner Cable, Inc., Class A*	172,900	4,319,042
Time Warner, Inc.	372,500	5,222,450
Walt Disney Co.	61,200	1,920,456

		13,672,709

Multiline Retail (3.1%)
Target Corp.	263,000	13,328,840

Specialty Retail (4.5%)
Best Buy Co., Inc.	93,700	3,884,802
Home Depot, Inc.	35,300	987,341
Lowe’s Cos., Inc.	365,400	8,382,276
Urban Outfitters, Inc.*	198,500	6,222,975

		19,477,394

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.*	33,000	994,950

Total Consumer Discretionary		64,968,568

Consumer Staples (7.1%)
Beverages (3.4%)
Coca-Cola Co.	21,500	1,308,705
PepsiCo, Inc.	182,800	13,198,160

		14,506,865

Food & Staples Retailing (0.4%)
Walgreen Co.	47,500	1,809,275

Household Products (1.3%)
Energizer Holdings, Inc.*	60,800	5,501,184

Personal Products (2.0%)
Avon Products, Inc.	71,700	2,835,018
Bare Escentuals, Inc.*^.	147,600	3,456,792
Estee Lauder Cos., Inc., Class A	51,800	2,375,030

		8,666,840

Total Consumer Staples		30,484,164

Energy (3.5%)
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	28,000	1,918,000
Schlumberger Ltd.	80,400	6,994,800
Weatherford International Ltd.*	54,800	3,971,356

		12,884,156

Oil, Gas & Consumable Fuels (0.5%)
EOG Resources, Inc.	17,400	2,088,000

Total Energy		14,972,156

Financials (6.2%)
Capital Markets (1.7%)
Goldman Sachs Group, Inc.	42,700	7,062,153

Commercial Banks (0.7%)
Wachovia Corp.	110,500	2,983,500

Consumer Finance (0.5%)
SLM Corp.*	142,800	2,191,980

Diversified Financial Services (0.7%)
JPMorgan Chase & Co.	69,900	3,002,205

Insurance (2.2%)
Aflac, Inc.	65,600	4,260,720
American International Group, Inc.	108,300	4,683,975
Progressive Corp.	42,300	679,761

		9,624,456

Thrifts & Mortgage Finance (0.4%)
Hudson City Bancorp, Inc.	92,600	1,637,168

Total Financials		26,501,462

Health Care (19.4%)
Biotechnology (8.1%)
Amylin Pharmaceuticals, Inc.*^	33,500	978,535
Genentech, Inc.*	220,800	17,924,544
ImClone Systems, Inc.*	190,200	8,068,284
Millennium Pharmaceuticals, Inc.*	500,900	7,743,914

		34,715,277

Health Care Equipment & Supplies (3.9%)
Baxter International, Inc.	140,700	8,135,274
Medtronic, Inc.	178,800	8,648,556

		16,783,830

Health Care Providers & Services (1.7%)
DaVita, Inc.*	35,900	1,714,584
UnitedHealth Group, Inc.	161,000	5,531,960

		7,246,544

Health Care Technology (1.5%)
Cerner Corp.*^	170,000	6,337,600

Pharmaceuticals (4.2%)
Allergan, Inc.	125,800	7,093,862
AstraZeneca plc (Sponsored ADR)	29,700	1,128,303
Forest Laboratories, Inc.*	82,800	3,312,828
Sepracor, Inc.*	179,600	3,505,792
Teva Pharmaceutical Industries Ltd. (ADR)	68,384	3,158,657

		18,199,442

Total Health Care		83,282,693

Industrials (11.3%)
Aerospace & Defense (1.1%)
Boeing Co.	36,900	2,744,253
United Technologies Corp.	26,400	1,816,848

		4,561,101

Air Freight & Logistics (2.1%)
FedEx Corp.	23,200	2,149,944
United Parcel Service, Inc., Class B	92,800	6,776,256

		8,926,200

Airlines (0.7%)
Southwest Airlines Co.	238,100	2,952,440

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	35,500	859,455

Construction & Engineering (1.5%)
Fluor Corp.	45,100	6,366,316

Industrial Conglomerates (2.2%)
General Electric Co.	260,800	9,652,208

Machinery (3.5%)
Danaher Corp.	81,500	6,196,445
Illinois Tool Works, Inc.	187,400	9,038,302

		15,234,747

Total Industrials		48,552,467

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (31.5%)
Communications Equipment (5.8%)
Ciena Corp.*^	101,200	$3,119,996
Cisco Systems, Inc.*	333,300	8,029,197
Corning, Inc.	83,600	2,009,744
Polycom, Inc.*	109,300	2,463,622
QUALCOMM, Inc.	223,400	9,159,400

		24,781,959

Computers & Peripherals (3.3%)
Apple, Inc.*	50,200	7,203,700
Brocade Communications Systems, Inc.*	702,600	5,128,980
Dell, Inc.*	26,800	533,856
SanDisk Corp.*	52,800	1,191,696

		14,058,232

Electronic Equipment & Instruments (1.8%)
Agilent Technologies, Inc.*	122,823	3,663,810
Flextronics International Ltd.*	164,300	1,542,777
Jabil Circuit, Inc.	281,100	2,659,206

		7,865,793

Internet Software & Services (10.3%)
eBay, Inc.*	308,700	9,211,608
Google, Inc., Class A*	48,400	21,318,748
Yahoo!, Inc.*	467,500	13,524,775

		44,055,131

IT Services (4.0%)
Affiliated Computer Services, Inc., Class A*	57,100	2,861,281
Paychex, Inc.	209,800	7,187,748
VeriFone Holdings, Inc.*^	452,300	7,178,001

		17,227,030

Semiconductors & Semiconductor Equipment (2.5%)
Altera Corp.	306,500	5,648,795
KLA-Tencor Corp.	91,000	3,376,100
Maxim Integrated Products, Inc.	23,000	468,970
Xilinx, Inc.	61,700	1,465,375

		10,959,240

Software (3.8%)
Adobe Systems, Inc.*	114,300	4,067,937
Microsoft Corp.	333,600	9,467,568
Oracle Corp.*	76,400	1,494,384
SAP AG (Sponsored ADR)^.	27,000	1,338,390

		16,368,279

Total Information Technology		135,315,664

Materials (1.7%)
Chemicals (0.2%)
Monsanto Co.	10,600	1,181,900

Metals & Mining (1.5%)
Allegheny Technologies, Inc.	48,400	3,453,824
Cleveland-Cliffs, Inc.	24,500	2,935,590

		6,389,414

Total Materials		7,571,314

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.2%)
Level 3 Communications, Inc.*^	1,090,700	2,312,284
Time Warner Telecom, Inc., Class A*^	185,200	2,868,748

		5,181,032

Wireless Telecommunication Services (0.5%)
American Tower Corp., Class A* .	50,600	1,984,026

Total Telecommunication Services		7,165,058

Utilities (0.4%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	32,300	1,631,150

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	2,838	22,392

Total Utilities		1,653,542

Total Common Stocks (97.9%) (Cost $431,970,950)		420,467,088

CONVERTIBLE PREFERRED STOCKS:
Financials (0.4%)
Consumer Finance (0.3%)
SLM Corp.
7.25%	1,390	1,143,275

Thrifts & Mortgage Finance (0.1%)
Washington Mutual, Inc.
7.75%	570	404,700

Total Convertible Preferred Stocks (0.4%) (Cost $1,956,057)		1,547,975

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.6%)
Den Danske Bank/London
3.10%, 4/1/08	$250,000	250,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	2,000,000	2,000,000
3.00%, 4/1/08 (r)	13,545,116	13,545,116
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,000,000	1,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	500,000	500,000
Raiffeisen Zentralbank
3.40%, 4/1/08	250,000	250,000
Wachovia Bank N.A.
2.37%, 6/27/08 (l)	1,999,952	1,999,952

Total Short-Term Investments of Cash Collateral for Securities Loaned		19,545,068

Time Deposit (1.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	7,768,086	7,768,086

Total Short-Term Investments (6.4%) (Amortized Cost $27,313,154)		27,313,154

Total Investments (104.7%) (Cost/Amortized Cost $461,240,161)		449,328,217
Other Assets Less Liabilities (-4.7%)		(20,098,067)

Net Assets (100%)		$429,230,150

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$420,871,788	$28,456,429	$—	$449,328,217
Other Investments*	—	—	—	—

Total	$420,871,788	$28,456,429	$—	$449,328,217

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,964,483
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,317,113

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,205,619
Aggregate gross unrealized depreciation	(52,042,369)

Net unrealized depreciation	$(12,836,750)

Federal income tax cost of investments	$462,164,967

At March 31, 2008, the Portfolio had loaned securities with a total value of $18,759,305. This was secured by collateral of $19,545,068 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $68,927,112 of which $15,778,664 expires in 2009, $36,146,108 expires in the year 2010, and $17,002,340 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (0.8%)
Johnson Controls, Inc.	265,500	$8,973,900
WABCO Holdings, Inc.	106,533	4,860,036

		13,833,936

Hotels, Restaurants & Leisure (1.6%)
Las Vegas Sands Corp.*	136,700	10,066,588
McDonald’s Corp.	236,900	13,211,913
Wynn Resorts Ltd.^	46,300	4,659,632

		27,938,133

Household Durables (1.2%)
Fortune Brands, Inc.	123,000	8,548,500
Jarden Corp.*^	462,200	10,048,228
Leggett & Platt, Inc.^	194,300	2,963,075

		21,559,803

Media (2.1%)
Comcast Corp., Class A	174,000	3,365,160
Gannett Co., Inc.^	168,000	4,880,400
Omnicom Group, Inc.	168,800	7,457,584
Time Warner Cable, Inc., Class A*	167,600	4,186,648
Time Warner, Inc.	485,650	6,808,813
Viacom, Inc., Class B*	140,500	5,566,610
Walt Disney Co.	133,600	4,192,368

		36,457,583

Multiline Retail (1.8%)
Nordstrom, Inc.	221,500	7,220,900
Target Corp.	453,100	22,963,108

		30,184,008

Specialty Retail (2.4%)
Best Buy Co., Inc.	176,000	7,296,960
Lowe’s Cos., Inc.	394,200	9,042,948
Urban Outfitters, Inc.*^	782,000	24,515,700

		40,855,608

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.*	202,900	6,117,435
Hanesbrands, Inc.*^	412,287	12,038,780
Phillips-Van Heusen Corp.^	126,100	4,781,712

		22,937,927

Total Consumer Discretionary		193,766,998

Consumer Staples (8.6%)
Beverages (2.7%)
Coca-Cola Co.	167,900	10,220,073
PepsiCo, Inc.	495,800	35,796,760

		46,016,833

Food & Staples Retailing (0.7%)
Costco Wholesale Corp.	178,300	11,584,151

Food Products (2.6%)
Campbell Soup Co.	86,600	2,940,070
Kraft Foods, Inc., Class A	689,314	21,375,627
Sara Lee Corp.	1,458,800	20,394,024

		44,709,721

Household Products (0.7%)
Energizer Holdings, Inc.*	127,400	11,527,152

Personal Products (1.0%)
Avon Products, Inc.	97,100	3,839,334
Bare Escentuals, Inc.*^.	294,300	6,892,506
Estee Lauder Cos., Inc., Class A^	159,200	7,299,320

		18,031,160

Tobacco (0.9%)
Altria Group, Inc.	218,372	4,847,858
Philip Morris International, Inc.*	218,372	11,045,256

		15,893,114

Total Consumer Staples		147,762,131

Energy (9.8%)
Energy Equipment & Services (2.9%)
Baker Hughes, Inc.	131,000	8,973,500
BJ Services Co.	476,500	13,585,015
Schlumberger Ltd.	169,248	14,724,576
Transocean, Inc.*	42,290	5,717,608
Weatherford International Ltd.*	103,848	7,525,865

		50,526,564

Oil, Gas & Consumable Fuels (6.9%)
Arch Coal, Inc.^	221,400	9,630,900
Chevron Corp.	177,612	15,160,960
ConocoPhillips	110,800	8,444,068
EOG Resources, Inc.	124,200	14,904,000
Exxon Mobil Corp.	285,548	24,151,650
Kinder Morgan Management LLC*	144,689	7,374,798
Royal Dutch Shell plc (ADR)	419,850	28,961,253
Royal Dutch Shell plc, Class B (ADR)	113,947	7,677,749
Williams Cos., Inc.	82,000	2,704,360

		119,009,738

Total Energy		169,536,302

Financials (14.3%)
Capital Markets (5.0%)
American Capital Strategies Ltd.^	261,500	8,932,840
Goldman Sachs Group, Inc.	282,100	46,656,519
Lehman Brothers Holdings, Inc.	832,000	31,316,480

		86,905,839

Commercial Banks (2.3%)
SunTrust Banks, Inc.^	202,800	11,182,392
Wachovia Corp.	534,849	14,440,923
Wells Fargo & Co.	492,300	14,325,930

		39,949,245

Consumer Finance (1.1%)
AmeriCredit Corp.*^	142,800	1,437,996
SLM Corp.*	1,093,669	16,787,819

		18,225,815

Diversified Financial Services (2.0%)
JPMorgan Chase & Co.	811,636	34,859,766

Insurance (2.1%)
Aflac, Inc.	213,600	13,873,320
American International Group, Inc.	83,700	3,620,025
Marsh & McLennan Cos., Inc.	370,600	9,024,110
Mercury General Corp.^	123,100	5,454,561
Progressive Corp.	311,900	5,012,233

		36,984,249

Real Estate Investment Trusts (REITs) (0.4%)
Douglas Emmett, Inc. (REIT)^	183,200	4,041,392
General Growth Properties, Inc. (REIT)	35,600	1,358,852
Host Hotels & Resorts, Inc. (REIT)	63,974	1,018,466

		6,418,710

Thrifts & Mortgage Finance (1.4%)
Astoria Financial Corp.^	409,400	11,119,304
Hudson City Bancorp, Inc.	692,600	12,245,168

		23,364,472

Total Financials		246,708,096

Health Care (15.9%)
Biotechnology (2.8%)
Genentech, Inc.*	281,500	22,852,170
ImClone Systems, Inc.*	261,800	11,105,556
Millennium Pharmaceuticals, Inc.*	911,100	14,085,606

		48,043,332

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	303,700	$17,559,934
Medtronic, Inc.	203,700	9,852,969

		27,412,903

Health Care Providers & Services (2.4%)
DaVita, Inc.*	239,475	11,437,326
Health Net, Inc.*	105,900	3,261,720
UnitedHealth Group, Inc.	762,210	26,189,536

		40,888,582

Health Care Technology (0.3%)
Cerner Corp.*^	152,600	5,688,928

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.*	89,000	5,058,760

Pharmaceuticals (8.5%)
Allergan, Inc.	778,112	43,877,736
AstraZeneca plc (Sponsored ADR)	931,200	35,376,288
Forest Laboratories, Inc.*	1,284,346	51,386,683
Sepracor, Inc.*	231,600	4,520,832
Teva Pharmaceutical Industries Ltd. (ADR)	250,825	11,585,607

		146,747,146

Total Health Care		273,839,651

Industrials (13.1%)
Aerospace & Defense (1.3%)
Boeing Co.	147,700	10,984,449
United Technologies Corp.	179,462	12,350,575

		23,335,024

Air Freight & Logistics (2.5%)
FedEx Corp.	142,100	13,168,407
United Parcel Service, Inc., Class B	411,800	30,069,636

		43,238,043

Building Products (0.3%)
Owens Corning, Inc.*^	281,100	5,096,343

Commercial Services & Supplies (0.3%)
Monster Worldwide, Inc.*	190,300	4,607,163

Construction & Engineering (1.1%)
Fluor Corp.	133,300	18,816,628

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	130,400	5,235,560

Industrial Conglomerates (4.6%)
General Electric Co.	1,788,928	66,208,225
Tyco International Ltd.	284,137	12,516,235

		78,724,460

Machinery (2.7%)
Caterpillar, Inc.	131,100	10,263,819
Danaher Corp.	191,300	14,544,539
Illinois Tool Works, Inc.	373,600	18,018,728
Parker Hannifin Corp.	62,950	4,360,546

		47,187,632

Total Industrials		226,240,853

Information Technology (14.6%)
Communications Equipment (2.4%)
Ciena Corp.*^	157,200	4,846,476
Cisco Systems, Inc.*	888,287	21,398,834
Polycom, Inc.*^	187,800	4,233,012
QUALCOMM, Inc.	270,600	11,094,600

		41,572,922

Computers & Peripherals (2.5%)
Apple, Inc.*	91,500	13,130,250
Dell, Inc.*	326,850	6,510,852
NetApp, Inc.*	441,500	8,852,075
SanDisk Corp.*	278,600	6,288,002
Seagate Technology	413,200	8,652,408

		43,433,587

Electronic Equipment & Instruments (2.7%)
Agilent Technologies, Inc.*	278,500	8,307,655
Flextronics International Ltd.*	2,492,400	23,403,636
Jabil Circuit, Inc.	1,607,500	15,206,950

		46,918,241

Internet Software & Services (2.0%)
Google, Inc., Class A*	67,380	29,678,868
Yahoo!, Inc.*	173,400	5,016,462

		34,695,330

IT Services (1.7%)
Affiliated Computer Services, Inc., Class A*	203,000	10,172,330
Cognizant Technology Solutions Corp., Class A*	258,400	7,449,672
Paychex, Inc	110,000	3,768,600
VeriFone Holdings, Inc.*^	534,100	8,476,167

		29,866,769

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	619,900	13,129,482
Qimonda AG (Sponsored ADR)*^	1,172,300	5,052,613

		18,182,095

Software (2.2%)
Microsoft Corp.	752,452	21,354,588
Oracle Corp.*	801,600	15,679,296

		37,033,884

Total Information Technology		251,702,828

Materials (4.2%)
Chemicals (1.5%)
Celanese Corp., Class A	141,900	5,541,195
Monsanto Co.	26,500	2,954,750
Potash Corp. of Saskatchewan, Inc.	106,100	16,467,781

		24,963,726

Construction Materials (0.5%)
Vulcan Materials Co.^	140,500	9,329,200

Metals & Mining (2.2%)
Allegheny Technologies, Inc.	114,200	8,149,312
Barrick Gold Corp.	290,200	12,609,190
Cleveland-Cliffs, Inc.^	84,100	10,076,862
Nucor Corp.	113,200	7,668,168

		38,503,532

Total Materials		72,796,458

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	1,034,400	39,617,520
Time Warner Telecom, Inc., Class A*^	525,500	8,139,995

		47,757,515

Wireless Telecommunication Services (1.5%)
American Tower Corp., Class A*	650,100	25,490,421

Total Telecommunication Services		73,247,936

Utilities (2.3%)
Electric Utilities (1.1%)
Allegheny Energy, Inc.	108,800	5,494,400
Edison International	153,800	7,539,276
Pinnacle West Capital Corp.	179,900	6,310,892

		19,344,568

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	635,400	10,592,118

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.6%)
CMS Energy Corp.^	378,100	$5,119,474
MDU Resources Group, Inc.^	220,800	5,420,640
		10,540,114

Total Utilities		40,476,800

Total Common Stocks (98.2%) (Cost $1,684,638,570)		1,696,078,053

CONVERTIBLE PREFERRED STOCKS:
Financials (0.4%)
Thrifts & Mortgage Finance (0.4%)
Washington Mutual, Inc., 7.750%^ (Cost $8,894,719)	9,100	6,461,000

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (6.7%)
ANZ National Bank Ltd.
2.36%, 3/6/09 (l)	$8,997,637	8,997,637
Calyon/New York
2.37%, 10/14/08 (l)	4,999,242	4,999,242
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	5,000,000	5,000,000
Den Danske Bank/London
3.10%, 4/1/08	4,000,000	4,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	20,000,000	20,000,000
3.00%, 4/1/08 (r)	21,966,748	21,966,748
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	2,000,000	2,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	1,000,000	1,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	7,000,000	7,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	4,000,000	4,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	5,000,000	5,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	5,000,000	5,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	7,000,000	7,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	1,999,094	1,999,094
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	5,000,000	5,000,000
Unicredito Italiano Bank (Ireland) plc
2.84%, 8/14/08 (l)	5,000,000	5,000,000
Wachovia Bank N.A.
2.37%, 6/27/08 (l)	4,999,879	4,999,879

Total Short-Term Investments of Cash Collateral for Securities Loaned		116,962,600

Time Deposit (1.6%)
JPMorgan Chase Nassau
1.59%, 4/1/08	27,347,811	27,347,811

Total Short-Term Investments (8.3%) (Amortized Cost $144,310,411)		144,310,411

Total Investments (106.9%) (Cost/Amortized Cost $1,837,843,700)		1,846,849,464
Other Assets Less Liabilities (-6.9%)		(119,248,439)

Net Assets (100%)		$1,727,601,025

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,702,539,053	$144,310,411	$—	$1,846,849,464
Other Investments*	—	—	—	—

Total	$1,702,539,053	$144,310,411	$—	$1,846,849,464

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$155,068,409
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$234,143,378

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,251,391
Aggregate gross unrealized depreciation	(211,877,766)

Net unrealized appreciation	$6,373,625

Federal income tax cost of investments	$1,840,475,839

At March 31, 2008, the Portfolio had loaned securities with a total value of $114,475,871. This was secured by collateral of $116,962,600 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (17.8%)
Auto Components (0.5%)
Allison Transmission, Inc., Bank Loan
5.740%, 8/7/14	$416,935	$364,967
5.750%, 8/7/14	755,127	661,006

		1,025,973

Distributors (0.3%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	600,000	564,000

Diversified Consumer Services (1.5%)
Carriage Services, Inc.
7.875%, 1/15/15	915,000	889,837
Service Corp. International
7.375%, 10/1/14	250,000	250,313
6.750%, 4/1/16	2,235,000	2,162,362

		3,302,512

Hotels, Restaurants & Leisure (4.2%)
Boyd Gaming Corp.
7.750%, 12/15/12^	1,425,000	1,318,125
Caesars Entertainment, Inc.
8.125%, 5/15/11^	375,000	315,000
Harrah’s Operating Co., Inc.
10.750%, 2/1/16 §	540,000	454,950
6.500%, 6/1/16	1,580,000	936,150
Landry’s Restaurants, Inc.
9.500%, 12/15/14^	785,000	765,375
MGM MIRAGE
6.750%, 9/1/12	400,000	371,000
6.625%, 7/15/15	1,030,000	896,100
Mohegan Tribal Gaming Authority
7.125%, 8/15/14^	1,355,000	1,111,100
San Pasqual Casino
8.000%, 9/15/13 §	68,000	63,410
Seminole Hard Rock Entertainment, Inc.
5.300%, 3/15/14 § (l)	760,000	602,300
Seneca Gaming Corp.
7.250%, 5/1/12	285,000	268,613
Speedway Motorsports, Inc.
6.750%, 6/1/13	1,035,000	1,009,125
Station Casinos, Inc.
6.875%, 3/1/16^	1,925,000	1,121,312

		9,232,560

Household Durables (0.6%)
American Greetings Corp.
7.375%, 6/1/16	150,000	148,875
Jarden Corp.
7.500%, 5/1/17^	1,350,000	1,181,250

		1,330,125

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	1,304,000	1,147,520

Leisure Equipment & Products (0.4%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14 §	1,145,000	978,975

Media (7.7%)
Allbritton Communications Co.
7.750%, 12/15/12^	1,920,000	1,881,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §	1,505,000	1,354,500
Citadel Communications Corp.
4.305%, 6/12/14	663,909	543,161
4.335%, 6/12/14	521,091	426,318
CSC Holdings, Inc., Series B
8.125%, 7/15/09^	210,000	212,100
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10	820,000	797,450
Echostar DBS Corp.
6.375%, 10/1/11	250,000	240,000
7.125%, 2/1/16	575,000	536,187
Idearc, Inc.
8.000%, 11/15/16	300,000	194,250
Inmarsat Finance plc
7.625%, 6/30/12	575,000	573,562
Intelsat Corp.
9.000%, 8/15/14	406,000	409,045
Intelsat Intermediate Holding Co., Ltd.
0.000%, 2/1/15 (e)	2,250,000	1,912,500
Intelsat Subsidiary Holding Co., Ltd.
8.625%, 1/15/15^	2,435,000	2,453,262
Liberty Media LLC
8.250%, 2/1/30	500,000	419,608
Mediacom Broadband LLC
8.500%, 10/15/15	1,009,000	847,560
Quebecor Media, Inc.
7.750%, 3/15/16 §	400,000	365,000
7.750%, 3/15/16^	900,000	821,250
R.H. Donnelley Corp., Series A-1
6.875%, 1/15/13	1,425,000	869,250
Series A-2
6.875%, 1/15/13	435,000	265,350
Sinclair Television Group, Inc.
8.000%, 3/15/12^	400,000	404,000
Spanish Broadcasting System Inc., Class A
0.000%, 5/3/13	1,450,000	1,207,125
Videotron Ltd.
6.875%, 1/15/14	350,000	322,875

		17,055,953

Multiline Retail (0.3%)
Neiman Marcus Group, Inc. (PIK)
9.000%, 10/15/15	750,000	750,000

Specialty Retail (0.7%)
AutoNation, Inc.
7.000%, 4/15/14^	1,650,000	1,464,375

Textiles, Apparel & Luxury Goods (1.1%)
Invista
9.250%, 5/1/12 §	450,000	460,125
Levi Strauss & Co.
8.875%, 4/1/16^	725,000	692,375
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	680,000	649,400
Phillips-Van Heusen Corp.
7.250%, 2/15/11	450,000	447,750
8.125%, 5/1/13^	125,000	126,875

		2,376,525

Total Consumer Discretionary		39,228,518

Consumer Staples (7.4%)
Beverages (1.4%)
Constellation Brands, Inc.
7.250%, 9/1/16^	395,000	384,138
Series B
8.125%, 1/15/12^	2,060,000	2,080,600

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Cott Beverages USA, Inc.
8.000%, 12/15/11	$690,000	$558,900

		3,023,638

Food & Staples Retailing (3.1%)
Albertson’s, Inc.
7.450%, 8/1/29	215,000	197,973
Ingles Markets, Inc.
8.875%, 12/1/11	1,825,000	1,843,250
Kroger Co.
6.150%, 1/15/20	1,230,000	1,263,082
Pantry, Inc.
7.750%, 2/15/14^	1,465,000	1,289,200
Stater Brothers Holdings, Inc.
8.125%, 6/15/12	1,090,000	1,092,725
SUPERVALU, Inc.
7.500%, 11/15/14	1,210,000	1,222,100

		6,908,330

Food Products (2.4%)
Cargill, Inc.
5.200%, 1/22/13 §	430,000	433,782
Dole Foods Co., Inc.
8.625%, 5/1/09^	832,000	723,840
Kellogg Co.
4.250%, 3/6/13	835,000	832,407
Pilgrim’s Pride Corp.
7.625%, 5/1/15^	1,700,000	1,636,250
Smithfield Foods, Inc.
7.750%, 7/1/17^	565,000	550,875
Series B
7.750%, 5/15/13^	1,205,000	1,192,950

		5,370,104

Household Products (0.4%)
Central Garden & Pet Co.
9.125%, 2/1/13^	1,165,000	940,737

Personal Products (0.1%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	215,000	204,250

Total Consumer Staples		16,447,059

Energy (9.1%)
Energy Equipment & Services (1.8%)
Complete Production Services, Inc.
8.000%, 12/15/16	2,210,000	2,121,600
Key Energy Services, Inc.
8.375%, 12/1/14^ §	1,930,000	1,925,175

		4,046,775

Oil, Gas & Consumable Fuels (7.3%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^	1,992,000	2,026,860
Chesapeake Energy Corp.
6.625%, 1/15/16^	2,225,000	2,180,500
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,925,000	1,843,187
Denbury Resources, Inc.
7.500%, 12/15/15	375,000	383,438
Forest Oil Corp.
7.250%, 6/15/19 §	135,000	137,363
Foundation PA Coal Co.
7.250%, 8/1/14^	1,265,000	1,252,350
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^	200,000	195,000
OPTI Canada, Inc.
7.875%, 12/15/14	1,195,000	1,168,112
8.250%, 12/15/14	735,000	727,650
Plains Exploration & Production Co.
7.000%, 3/15/17^	1,215,000	1,166,400
Sabine Pass LNG LP
7.250%, 11/30/13	350,000	337,750
7.500%, 11/30/16	1,790,000	1,727,350
Teekay Corp.
8.875%, 7/15/11	525,000	555,188
Transcontinental Gas Pipe Line Corp.
7.000%, 8/15/11	650,000	686,562
Williams Cos, Inc.
7.750%, 6/15/31†	1,240,000	1,317,500
Williams Partners LP/ Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	477,375

		16,182,585

Total Energy		20,229,360

Financials (9.9%)
Capital Markets (0.8%)
Arch Western Finance LLC
6.750%, 7/1/13	1,800,000	1,795,500

Consumer Finance (3.7%)
Ford Motor Credit Co. LLC
7.875%, 6/15/10	8,680,000	7,568,413
GMAC LLC
6.875%, 9/15/11	885,000	677,347

		8,245,760

Diversified Financial Services (3.7%)
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (PIK)
8.875%, 4/1/15^	1,610,000	1,646,225
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
7.125%, 2/15/13^	200,000	181,500
KAR Holdings, Inc.
8.750%, 5/1/14 §	2,395,000	2,131,550
NSG Holdings LLC/ NSG Holdings, Inc.
7.750%, 12/15/25 §	635,000	615,950
Rainbow National Services LLC
8.750%, 9/1/12 §	545,000	557,263
10.375%, 9/1/14 §	680,000	720,800
Regency Energy Partners LP/ Regency Energy Finance Corp.
8.375%, 12/15/13	2,192,000	2,235,840

		8,089,128

Insurance (0.8%)
Asurion Corp., Term Loan
6.095%, 5/3/13	830,000	701,350
Prudential Financial, Inc.
5.150%, 1/15/13	930,000	928,587

		1,629,937

Real Estate Investment Trusts (REITs) (0.9%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,319,000	1,292,620
Host Hotels & Resorts LP (REIT)
7.125%, 11/1/13^	125,000	122,500
Series M (REIT)
7.000%, 8/15/12^	125,000	122,188
Ventas Realty LP/ Ventas Capital Corp. (REIT)
7.125%, 6/1/15	520,000	516,100

		2,053,408

Total Financials		21,813,733

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Government Securities (1.9%)
U.S. Treasuries (1.9%)
U.S. Treasury Notes
3.625%, 12/31/12^	$3,340,000	$3,519,264
4.750%, 8/15/17^	100,000	110,641
4.250%, 11/15/17^	615,000	656,176

Total Government Securities		4,286,081

Health Care (9.8%)
Health Care Equipment & Supplies (3.4%)
Advanced Medical Optics, Inc.
7.500%, 5/1/17^	1,945,000	1,672,700
Bausch & Lomb, Inc.
9.875%, 11/1/15^ §	3,045,000	3,098,287
Boston Scientific Corp.
6.000%, 6/15/11	925,000	901,875
6.400%, 6/15/16^	1,920,000	1,790,400

		7,463,262

Health Care Providers & Services (6.4%)
Community Health Systems, Inc.
8.875%, 7/15/15	1,805,000	1,811,769
Term Loan
5.335%, 12/31/49	2,494,316	2,294,292
0.000%, 12/31/49	127,610	117,377
HCA, Inc.
6.950%, 5/1/12	1,179,000	1,108,260
6.300%, 10/1/12	1,215,000	1,081,350
6.750%, 7/15/13	3,570,000	3,159,450
9.250%, 11/15/16	740,000	767,750
(PIK)
9.625%, 11/15/16	825,000	855,937
Tenet Healthcare Corp.
9.250%, 2/1/15^	2,500,000	2,337,500
U.S. Oncology, Inc.
9.000%, 8/15/12	600,000	597,000

		14,130,685

Life Sciences Tools & Services (0.0%)
Fisher Scientific International, Inc.
6.125%, 7/1/15	75,000	74,695

Total Health Care		21,668,642

Industrials (9.0%)
Aerospace & Defense (2.9%)
Alion Science and Technology Corp.
10.250%, 2/1/15	1,270,000	717,550
Alliant Techsystems, Inc.
6.750%, 4/1/16	200,000	194,500
Bombardier, Inc.
6.750%, 5/1/12 §	1,200,000	1,188,000
DRS Technologies, Inc.
6.625%, 2/1/16	750,000	733,125
Esterline Technologies Corp.
7.750%, 6/15/13^	1,365,000	1,385,475
L-3 Communications Corp.
6.125%, 7/15/13^	75,000	73,312
Moog, Inc.
6.250%, 1/15/15	450,000	428,625
TransDigm, Inc.
7.750%, 7/15/14	1,590,000	1,590,000

		6,310,587

Commercial Services & Supplies (2.0%)
Allied Waste North America, Inc.
7.250%, 3/15/15^	625,000	624,219
ARAMARK Corp.
8.500%, 2/1/15^	1,975,000	1,979,937
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	758,000	689,780
Corrections Corp. of America
7.500%, 5/1/11	195,000	196,950
6.750%, 1/31/14^	375,000	376,875
Di Finance LLC/DynCorp International, Series B
9.500%, 2/15/13	531,000	542,947

		4,410,708

Electrical Equipment (1.4%)
Baldor Electric Co.
8.625%, 2/15/17^	1,430,000	1,415,700
Emerson Electric Co.
5.250%, 10/15/18	1,375,000	1,399,504
General Cable Corp.
7.125%, 4/1/17^	50,000	47,750
Thomas & Betts Corp.
7.250%, 6/1/13	120,000	122,972

		2,985,926

Industrial Conglomerates (0.6%)
Sally Holdings LLC
9.250%, 11/15/14^	1,340,000	1,336,650

Machinery (0.9%)
Douglas Dynamics LLC
7.750%, 1/15/12 §	350,000	262,500
Terex Corp.
8.000%, 11/15/17^	1,770,000	1,761,150

		2,023,650

Road & Rail (1.2%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14	705,000	608,062
7.750%, 5/15/16	765,000	623,475
Hertz Corp.
8.875%, 1/1/14	1,595,000	1,511,263

		2,742,800

Total Industrials		19,810,321

Information Technology (1.3%)
IT Services (1.1%)
SunGard Data Systems, Inc.
9.125%, 8/15/13	2,041,000	2,061,410
4.875%, 1/15/14	495,000	433,744

		2,495,154

Semiconductors & Semiconductor Equipment (0.2%)
Sensata Technologies B.V.
8.000%, 5/1/14	455,000	400,400

Total Information Technology		2,895,554

Materials (9.4%)
Chemicals (1.6%)
Airgas, Inc.
6.250%, 7/15/14	340,000	339,150
ISP Chemco, Inc., Bank Loan
4.687%, 5/31/14	166,923	151,344
4.875%, 5/31/14	346,391	314,061
6.975%, 5/31/14	179,062	162,350
LyondellBasell AF SCA
8.375%, 8/15/15^ §	830,000	605,900
Mosaic Co.
7.875%, 12/1/16 §	1,200,000	1,290,000
Nalco Co.
7.750%, 11/15/11	315,000	318,937
PolyOne Corp.
8.875%, 5/1/12^	299,000	301,990

		3,483,732

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Construction Materials (0.4%)
Texas Industries, Inc.
7.250%, 7/15/13^	$450,000	$437,625
U.S. Concrete, Inc.
8.375%, 4/1/14^	560,000	439,600

		877,225

Containers & Packaging (1.9%)
Ball Corp.
6.625%, 3/15/18	1,010,000	1,002,425
Crown Americas LLC/ Crown Americas Capital Corp.
7.750%, 11/15/15	1,905,000	1,957,387
Owens-Illinois, Inc.
7.350%, 5/15/08	1,260,000	1,261,162

		4,220,974

Metals & Mining (3.8%)
AK Steel Corp.
7.750%, 6/15/12	860,000	867,525
California Steel Industries, Inc.
6.125%, 3/15/14	425,000	331,500
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	195,000	205,725
8.375%, 4/1/17	3,865,000	4,101,731
Novelis, Inc.
7.250%, 2/15/15	1,210,000	1,070,850
Steel Dynamics, Inc.
7.375%, 11/1/12 §	805,000	813,050
6.750%, 4/1/15	1,080,000	1,058,400

		8,448,781

Paper & Forest Products (1.7%)
Domtar Corp.
7.875%, 10/15/11	910,000	910,000
Georgia-Pacific LLC.
8.125%, 5/15/11^	1,375,000	1,364,687
9.500%, 12/1/11	455,000	462,963
Newark Group, Inc.
9.750%, 3/15/14	1,150,000	920,000

		3,657,650

Total Materials		20,688,362

Telecommunication Services (7.3%)
Diversified Telecommunication Services (5.5%)
British Telecommunications plc
5.150%, 1/15/13	555,000	546,925
Citizens Communications Co.
6.250%, 1/15/13	900,000	814,500
9.000%, 8/15/31	860,000	752,500
Qwest Corp.
8.875%, 3/15/12	800,000	816,000
7.500%, 10/1/14	250,000	243,750
Telesat Canada Corp., Bank Loan
5.740%, 10/15/14	85,643	79,140
5.790%, 10/15/14	9,943	9,188
6.250%, 10/15/14	359,633	332,324
6.260%, 10/15/14	176,984	163,544
6.820%, 10/15/14	1,305,581	1,206,439
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14	2,140,000	2,161,400
Verizon Communications, Inc.
4.350%, 2/15/13	925,000	906,371
West Corp.
11.000%, 10/15/16^	1,775,000	1,499,875
Williams Communications Group, Inc.
11.700%, 8/1/08 (h)†	575,000	—
Windstream Corp.
8.625%, 8/1/16	2,630,000	2,583,975

		12,115,931

Wireless Telecommunication Services (1.8%)
Crown Castle International Corp., Term Loan
4.196%, 12/31/49	1,630,313	1,484,604
Nextel Communications, Inc., Series D
7.375%, 8/1/15	585,000	450,450
Rogers Communications, Inc.
9.625%, 5/1/11	825,000	913,988
Vodafone Group plc.
6.150%, 2/27/37	1,175,000	1,095,213

		3,944,255

Total Telecommunication Services		16,060,186

Utilities (12.7%)
Electric Utilities (3.7%)
Edison Mission Energy
7.500%, 6/15/13	200,000	205,000
7.750%, 6/15/16^	895,000	921,850
Intergen N.V.
9.000%, 6/30/17 §	3,910,000	4,085,950
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	623,913	581,923
Texas Competitive Electric Holdings Co. LLC
6.478%, 10/31/14	125,000	113,411
6.596%, 10/31/14	747,813	678,485
8.550%, 10/31/14	1,680,788	1,525,315

		8,111,934

Gas Utilities (1.4%)
AmeriGas Partners LP
7.250%, 5/20/15	690,000	679,650
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16^	850,000	833,000
Equitable Resources, Inc.
6.500%, 4/1/18	610,000	613,109
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	1,035,000	1,009,125

		3,134,884

Independent Power Producers & Energy Traders (7.6%)
AES Corp.
8.875%, 2/15/11	475,000	497,562
8.750%, 5/15/13 §	125,000	130,000
8.000%, 10/15/17	2,270,000	2,298,375
Dynegy Holdings, Inc.
8.375%, 5/1/16	1,955,000	1,935,450
7.750%, 6/1/19^	2,090,000	1,954,150
Energy Future Holdings Corp.
10.875%, 11/1/17 §	4,615,000	4,661,150
Mirant North America LLC
7.375%, 12/31/13	1,020,000	1,030,200
NRG Energy, Inc.
7.375%, 2/1/16	1,710,000	1,675,800
7.375%, 1/15/17	1,000,000	972,500
Reliant Energy, Inc.
7.875%, 6/15/17	1,565,000	1,557,175

		16,712,362

Total Utilities		27,959,180

Total Long-Term Debt Securities (95.6%) (Cost $219,871,387)		211,086,996

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
CONVERTIBLE BONDS:
Consumer Discretionary (0.6%)
Automobiles (0.6%)
Ford Motor Co.
4.250%, 12/15/36
(Cost $1,637,903)	$1,535,000	$1,316,262

	Number of Shares
COMMON STOCKS:
Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.^	7,818	353,530

Total Financials		353,530

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.*†	4,056	—

Total Information Technology		—

Total Common Stocks (0.2%) (Cost $1,114,533)		353,530

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc., $5.19,expiring 10/1/09*†	250	102,109

Total Health Care		102,109

Information Technology (0.0%)
Internet Software & Services (0.0%)
Verado Holdings, Inc., Class B, $0.01, expiring 4/15/08*†	300	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc., $0.01,expiring 4/15/08*†	250	—
Total Telecommunication Services		—

Total Warrants (0.0%) (Cost $—)		102,109

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (21.8%)
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	$1,000,000	1,000,000
Beta Finance, Inc.
2.38%, 2/17/09 (l)	1,999,288	1,999,288
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
3.04%, 6/30/08 (l)	2,100,000	2,100,000
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	2,000,000	2,000,000
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	27,028,950	27,028,950
General Electric Capital Corp.
2.40%, 3/12/10 (l)	2,000,000	2,000,000
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	2,000,000	2,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		48,128,238

Time Deposit (2.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	4,767,188	4,767,188

Total Short-Term Investments (24.0%) (Amortized Cost $52,895,426)		52,895,426

Total Investments (120.4%) (Cost/Amortized Cost $275,519,249)		265,754,323
Other Assets Less Liabilities (-20.4%)		(45,041,842)

Net Assets (100%)		$220,712,481

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,419,609 or 0.64% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $27,517,903 or 12.47% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

PIK — Payment-in-Kind Security

EQ ADVISORS TRUST

EQ/CAYWOOD-SCHOLL HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$353,530	$265,298,684	$102,109	$265,754,323
Other Investments*	—	—	—	—

Total	$353,530	$265,298,684	$102,109	$265,754,323

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$115,174	$—
Total gains or losses (realized/unrealized) included in earnings	(13,065)	—
Purchases, sales, issueances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$102,109	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(13,065)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$44,016,776
Long-term U.S. Treasury securities	3,419,847

$47,436,623

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$42,345,347
Long-term U.S. Treasury securities	3,789,686

$46,135,033

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,041,890
Aggregate gross unrealized depreciation	(11,336,103)

Net unrealized depreciation	$(10,294,213)

Federal income tax cost of investments	$276,048,536

At March 31, 2008, the Portfolio had loaned securities with a total value of $50,737,270. This was secured by collateral of $48,128,238 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $3,734,322 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Automobiles (0.6%)
Harley-Davidson, Inc.	126,820	$4,755,750

Diversified Consumer Services (1.1%)
H&R Block, Inc.	376,290	7,811,780

Household Durables (0.1%)
Hunter Douglas N.V.	13,000	879,442

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	27,430	1,955,759
Liberty Media Corp., Interactive, Class A*	102,290	1,650,961

		3,606,720

Media (5.8%)
Comcast Corp., Special Class A*	765,550	14,522,483
Grupo Televisa S.A. (Sponsored ADR)^	321,300	7,788,312
Lagardere SCA	18,700	1,398,192
Liberty Media Corp., Entertainment Series, Class A*	81,340	1,841,538
News Corp., Class A	540,200	10,128,750
Virgin Media, Inc.	120,620	1,697,123
WPP Group plc (ADR)	84,920	5,064,629

		42,441,027

Multiline Retail (0.3%)
Sears Holdings Corp.*^	24,700	2,521,623

Specialty Retail (1.7%)
Bed Bath & Beyond, Inc.*	206,420	6,089,390
CarMax, Inc.*^	192,960	3,747,283
Lowe’s Cos., Inc.	109,480	2,511,471

		12,348,144

Total Consumer Discretionary		74,364,486

Consumer Staples (13.9%)
Beverages (2.1%)
Diageo plc (Sponsored ADR)	131,070	10,658,613
Heineken Holding N.V.	97,300	4,892,554

		15,551,167

Food & Staples Retailing (6.3%)
Costco Wholesale Corp.	443,900	28,840,183
CVS Caremark Corp.	276,456	11,199,233
Wal-Mart Stores, Inc.	92,100	4,851,828
Whole Foods Market, Inc.^	51,300	1,691,361

		46,582,605

Food Products (0.2%)
Hershey Co.^	38,930	1,466,493

Household Products (1.4%)
Procter & Gamble Co.	145,150	10,170,660

Personal Products (0.3%)
Avon Products, Inc.	58,230	2,302,414

Tobacco (3.6%)
Altria Group, Inc.	358,780	7,964,916
Philip Morris International, Inc.*	358,780	18,147,092

		26,112,008

Total Consumer Staples		102,185,347

Energy (15.3%)
Energy Equipment & Services (0.9%)
Transocean, Inc.*	47,219	6,384,009

Oil, Gas & Consumable Fuels (14.4%)
Canadian Natural Resources Ltd.	191,270	13,056,090
China Coal Energy Co., Class H	2,068,600	3,604,198
ConocoPhillips	334,200	25,469,382
Devon Energy Corp.	238,400	24,872,272
EOG Resources, Inc.	187,130	22,455,600
Occidental Petroleum Corp.	224,140	16,400,324

		105,857,866

Total Energy		112,241,875

Financials (30.4%)
Capital Markets (5.0%)
Ameriprise Financial, Inc.	93,750	4,860,937
Bank of New York Mellon Corp.	327,370	13,661,150
E*TRADE Financial Corp.*^	148,700	573,982
Merrill Lynch & Co., Inc.	171,300	6,978,762
Merrill Lynch & Co., Inc. (Private Placement)(b)†	150,200	5,288,168
Morgan Stanley	63,900	2,920,230
State Street Corp.	33,180	2,621,220

		36,904,449

Commercial Banks (3.2%)
Toronto-Dominion Bank Ltd.	75,799	4,650,269
Wachovia Corp.	144,692	3,906,684
Wells Fargo & Co.	526,970	15,334,827

		23,891,780

Consumer Finance (3.9%)
American Express Co.	639,740	27,969,409
Discover Financial Services	48,330	791,162

		28,760,571

Diversified Financial Services (4.9%)
Citigroup, Inc.	337,780	7,235,247
JPMorgan Chase & Co.	540,500	23,214,475
Liberty Media Corp., Capital Series, Class A*	20,010	314,957
Moody’s Corp.^	148,120	5,159,020

		35,923,699

Insurance (13.0%)
Ambac Financial Group, Inc.^	243,368	1,399,366
American International Group, Inc.	494,400	21,382,800
Aon Corp.	137,460	5,525,892
Berkshire Hathaway, Inc., Class B*	5,187	23,200,932
Everest Reinsurance Group Ltd.	9,700	868,441
Loews Corp.	370,760	14,911,967
Markel Corp.*	1,347	592,640
MBIA, Inc.^	55,800	681,876
Millea Holdings, Inc.	135,300	4,995,024
Nipponkoa Insurance Co., Ltd.^	267,500	2,039,527
Principal Financial Group, Inc.	42,950	2,393,174
Progressive Corp.	628,270	10,096,299
Sun Life Financial, Inc.	23,170	1,079,722
Transatlantic Holdings, Inc.^	97,246	6,452,272

		95,619,932

Real Estate Management & Development (0.4%)
Hang Lung Group Ltd.	574,000	2,710,452

Total Financials		223,810,883

Health Care (3.0%)
Health Care Equipment & Supplies (0.5%)
Covidien Ltd.	92,752	4,104,276

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	83,660	4,392,987
Express Scripts, Inc.*	100,100	6,438,432
UnitedHealth Group, Inc.	214,600	7,373,656

		18,205,075

Total Health Care		22,309,351

Industrials (4.7%)
Air Freight & Logistics (0.6%)
Toll Holdings Ltd.^	82,197	752,700

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
United Parcel Service, Inc., Class B	46,080	$3,364,762

		4,117,462

Industrial Conglomerates (2.4%)
General Electric Co.	285,200	10,555,252
Siemens AG (Registered)	25,400	2,752,882
Tyco International Ltd.	91,212	4,017,889

		17,326,023

Machinery (0.1%)
PACCAR, Inc.	9,600	432,000

Marine (0.7%)
China Shipping Development Co., Ltd., Class H	886,000	2,783,460
Kuehne & Nagel International AG (Registered)	25,838	2,584,841

		5,368,301

Road & Rail (0.0%)
Asciano Group^	59,400	217,143

Transportation Infrastructure (0.9%)
China Merchants Holdings International Co., Ltd.^	1,115,785	5,297,457
COSCO Pacific Ltd.	724,900	1,413,912

		6,711,369

Total Industrials		34,172,298

Information Technology (8.6%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	158,700	3,823,083

Computers & Peripherals (1.6%)
Dell, Inc.*	304,860	6,072,811
Hewlett-Packard Co.	133,680	6,103,829

		12,176,640

Electronic Equipment & Instruments (1.3%)
Agilent Technologies, Inc.*	212,800	6,347,824
Tyco Electronics Ltd.	97,352	3,341,121

		9,688,945

Internet Software & Services (1.0%)
eBay, Inc.*	62,900	1,876,936
Google, Inc., Class A*	12,480	5,497,066

		7,374,002

IT Services (1.4%)
Iron Mountain, Inc.*^	304,460	8,049,922
Visa, Inc., Class A*	33,220	2,071,599

		10,121,521

Semiconductors & Semiconductor Equipment (0.8%)
Texas Instruments, Inc.	204,800	5,789,696

Software (2.0%)
Microsoft Corp.	508,400	14,428,392

Total Information Technology		63,402,279

Materials (3.4%)
Construction Materials (0.9%)
Martin Marietta Materials, Inc.^	14,520	1,541,589
Vulcan Materials Co.	72,550	4,817,320

		6,358,909

Containers & Packaging (1.5%)
Sealed Air Corp.	439,440	11,095,860

Metals & Mining (0.7%)
BHP Billiton plc.	68,350	2,027,980
Rio Tinto plc.	28,930	3,004,575

		5,032,555

Paper & Forest Products (0.3%)
Sino-Forest Corp.*	161,300	2,514,297

Total Materials		25,001,621

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
SK Telecom Co., Ltd. (ADR)	56,940	1,230,474
Sprint Nextel Corp	383,000	2,562,270

Total Telecommunication Services		3,792,744

Total Common Stocks (89.9%) (Cost $713,931,919)		661,280,884

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (10.1%)
Rabobank USA Financial Corp.
2.59%, 4/1/08 (p)	$26,592,000	26,590,087
SAN Paolo U.S. Financial Co.
2.43%, 4/1/08 (p)	33,500,000	33,497,739
UBS Finance Delaware LLC.
2.35%, 4/1/08 (p)	13,952,000	13,951,089

Total Commercial Paper		74,038,915

Short-Term Investments of Cash Collateral for Securities Loaned (2.5%)
Den Danske Bank/London
3.10%, 4/1/08	250,000	250,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	2,000,000	2,000,000
3.00%, 4/1/08 (r)	15,095,977	15,095,977
Lloyds Bank plc/London
3.40%, 4/1/08	350,000	350,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	250,000	250,000
Raiffeisen Zentralbank
3.40%, 4/1/08	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,445,977

Time Deposit (0.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	1,787,969	1,787,969

Total Short-Term Investments (12.8%) (Cost/Amortized Cost $94,277,946)		94,272,861

Total Investments (102.7%) (Cost/Amortized Cost $808,209,865)		755,553,745
Other Assets Less Liabilities (-2.7%)		(19,723,499)

Net Assets (100%)		$735,830,246

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $5,288,168 or 0.72% of net assets) valued at fair value.

(b)	Illiquid security.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$614,638,375	$135,627,202	$5,288,168	$755,553,745
Other Investments*	—	—	—	—

Total	$614,638,375	$135,627,202	$5,288,168	$755,553,745

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,967,816	$—
Total gains or losses (realized/unrealized) included in earnings	(1,679,648)	—
Purchases, sales, issueances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$5,288,168	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(1,679,648)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$227,279,051
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$25,018,768

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,508,601
Aggregate gross unrealized depreciation	(83,512,265)

Net unrealized depreciation	$(53,003,664)

Federal income tax cost of investments	$808,557,409

At March 31, 2008, the Portfolio had loaned securities with a total value of $18,050,309. This was secured by collateral of $18,445,977 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $5,192 as brokerage commissions with Sanford C. Bern-stein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.6%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	67,250	$1,735,050
Johnson Controls, Inc.	166,300	5,620,940

		7,355,990

Automobiles (0.3%)
Ford Motor Co.*^	618,047	3,535,229
General Motors Corp.^	158,450	3,018,472
Harley-Davidson, Inc.^	66,750	2,503,125

		9,056,826

Distributors (0.1%)
Genuine Parts Co.	46,300	1,862,186

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	38,450	1,661,040
H&R Block, Inc.	91,050	1,890,198

		3,551,238

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	122,200	4,946,656
Darden Restaurants, Inc.^	40,050	1,303,627
International Game Technology	87,600	3,522,396
Marriott International, Inc., Class A	84,250	2,894,830
McDonald’s Corp.	322,600	17,991,402
Starbucks Corp.*^	204,500	3,578,750
Starwood Hotels & Resorts Worldwide, Inc.	52,700	2,727,225
Wendy’s International, Inc.	24,450	563,817
Wyndham Worldwide Corp.	49,545	1,024,591
Yum! Brands, Inc.^	133,180	4,955,628

		43,508,922

Household Durables (0.5%)
Black & Decker Corp.	17,050	1,127,005
Centex Corp.^	34,200	827,982
D.R. Horton, Inc.^	76,650	1,207,237
Fortune Brands, Inc.	43,150	2,998,925
Harman International Industries, Inc.^	16,900	735,826
KB Home^	21,450	530,459
Leggett & Platt, Inc.^	46,850	714,463
Lennar Corp., Class A^	38,900	731,709
Newell Rubbermaid, Inc.	77,476	1,771,876
Pulte Homes, Inc.^	59,800	870,090
Snap-On, Inc.^	16,200	823,770
Stanley Works^	21,950	1,045,259
Whirlpool Corp.^	21,166	1,836,785

		15,221,386

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	86,450	6,163,885
Expedia, Inc.*^	58,319	1,276,603
IAC/InterActiveCorp*^	50,550	1,049,418

		8,489,906

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	24,450	390,467
Eastman Kodak Co.^	80,700	1,425,969
Hasbro, Inc.^	39,908	1,113,433
Mattel, Inc.	101,150	2,012,885

		4,942,754

Media (2.9%)
CBS Corp., Class B^	190,600	4,208,448
Clear Channel Communications, Inc.	139,440	4,074,437
Comcast Corp., Class A^	843,250	16,308,455
DIRECTV Group, Inc.*	199,510	4,945,853
E.W. Scripps Co., Class A^	25,100	1,054,451
Gannett Co., Inc.^	64,350	1,869,367
Interpublic Group of Cos., Inc.*^	131,500	1,105,915
McGraw-Hill Cos., Inc.	90,400	3,340,280
Meredith Corp.	10,550	403,538
New York Times Co., Class A^	40,250	759,920
News Corp., Class A	644,400	12,082,500
Omnicom Group, Inc.	89,800	3,967,364
Time Warner, Inc.	1,001,600	14,042,432
Viacom, Inc., Class B*	179,500	7,111,790
Walt Disney Co.	527,400	16,549,812
Washington Post Co., Class B^	1,650	1,091,475

		92,916,037

Multiline Retail (0.8%)
Big Lots, Inc.*^	25,250	563,075
Dillard’s, Inc., Class A^	15,950	274,500
Family Dollar Stores, Inc.^	39,350	767,325
J.C. Penney Co., Inc.	62,050	2,339,905
Kohl’s Corp.*	87,800	3,765,742
Macy’s, Inc.	121,172	2,794,226
Nordstrom, Inc.^	50,100	1,633,260
Sears Holdings Corp.*^	20,462	2,088,966
Target Corp.	229,300	11,620,924

		25,847,923

Specialty Retail (1.6%)
Abercrombie & Fitch Co.^	24,134	1,765,161
AutoNation, Inc.*^	37,739	564,953
AutoZone, Inc.*^	12,100	1,377,343
Bed Bath & Beyond, Inc.*^	73,350	2,163,825
Best Buy Co., Inc.	98,675	4,091,065
GameStop Corp., Class A*	45,113	2,332,793
Gap, Inc.^	127,275	2,504,772
Home Depot, Inc.^	472,608	13,218,846
Limited Brands, Inc.^	87,007	1,487,820
Lowe’s Cos., Inc.	409,550	9,395,077
Office Depot, Inc.*^	76,450	844,772
OfficeMax, Inc.	21,200	405,768
RadioShack Corp.^	36,650	595,562
Sherwin-Williams Co.^	28,550	1,457,192
Staples, Inc.	196,325	4,340,746
Tiffany & Co.^	35,500	1,485,320
TJX Cos., Inc.^	122,400	4,047,768

		52,078,783

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	98,550	2,971,282
Jones Apparel Group, Inc.^	24,150	324,093
Liz Claiborne, Inc.^	27,800	504,570
NIKE, Inc., Class B^	107,250	7,293,000
Polo Ralph Lauren Corp.^	16,450	958,871
VF Corp.	24,600	1,906,746

		13,958,562

Total Consumer Discretionary		278,790,513

Consumer Staples (11.0%)
Beverages (2.6%)
Anheuser-Busch Cos., Inc.	200,300	9,504,235
Brown-Forman Corp., Class B^	23,600	1,562,792
Coca-Cola Co.^	559,800	34,075,026
Coca-Cola Enterprises, Inc.	80,450	1,946,890
Constellation Brands, Inc., Class A*^	54,350	960,365
Molson Coors Brewing Co., Class B^	38,500	2,023,945
Pepsi Bottling Group, Inc.	38,400	1,302,144
PepsiCo, Inc.	448,610	32,389,642

		83,765,039

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	121,750	7,910,097
CVS Caremark Corp.^	401,045	16,246,333
Kroger Co.	188,400	4,785,360

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	123,250	$3,617,388
SUPERVALU, Inc.^	59,179	1,774,186
SYSCO Corp.	169,000	4,904,380
Wal-Mart Stores, Inc.^	661,800	34,863,624
Walgreen Co.	277,650	10,575,688
Whole Foods Market, Inc.^	39,050	1,287,479

		85,964,535

Food Products (1.6%)
Archer-Daniels-Midland Co.	180,216	7,417,691
Campbell Soup Co.^	61,600	2,091,320
ConAgra Foods, Inc.^	136,550	3,270,372
Dean Foods Co.^	42,360	851,012
General Mills, Inc.	94,350	5,649,678
H.J. Heinz Co.	88,300	4,147,451
Hershey Co.^	47,100	1,774,257
Kellogg Co.	73,000	3,836,880
Kraft Foods, Inc., Class A	429,431	13,316,655
McCormick & Co., Inc. (Non-Voting)	35,800	1,323,526
Sara Lee Corp.	199,400	2,787,612
Tyson Foods, Inc., Class A	76,650	1,222,568
Wm. Wrigley Jr. Co.	60,625	3,809,675

		51,498,697

Household Products (2.5%)
Clorox Co.	38,850	2,200,464
Colgate-Palmolive Co.	142,800	11,125,548
Kimberly-Clark Corp.	117,694	7,597,148
Procter & Gamble Co.	861,960	60,397,537

		81,320,697

Personal Products (0.2%)
Avon Products, Inc.	119,550	4,727,007
Estee Lauder Cos., Inc., Class A^	32,000	1,467,200

		6,194,207

Tobacco (1.5%)
Altria Group, Inc.	590,500	13,109,100
Philip Morris International, Inc.*	590,500	29,867,490
Reynolds American, Inc.^	47,900	2,827,537
UST, Inc.	41,850	2,281,662

		48,085,789

Total Consumer Staples		356,828,964

Energy (13.2%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.^	86,710	5,939,635
BJ Services Co.	82,000	2,337,820
Cameron International Corp.*^	61,124	2,545,203
ENSCO International, Inc.	40,350	2,526,717
Halliburton Co.^	246,450	9,692,879
Nabors Industries Ltd.*^	78,600	2,654,322
National Oilwell Varco, Inc.*^	100,000	5,838,000
Noble Corp.^	75,200	3,735,184
Rowan Cos., Inc.^	31,200	1,284,816
Schlumberger Ltd.	335,500	29,188,500
Smith International, Inc.^	56,260	3,613,580
Transocean, Inc.*	89,017	12,035,098
Weatherford International Ltd.*	95,000	6,884,650

		88,276,404

Oil, Gas & Consumable Fuels (10.5%)
Anadarko Petroleum Corp.	131,094	8,262,855
Apache Corp.^	93,330	11,276,131
Chesapeake Energy Corp.^	128,100	5,911,815
Chevron Corp.^	581,634	49,648,278
ConocoPhillips^	437,384	33,333,035
Consol Energy, Inc.^	51,100	3,535,609
Devon Energy Corp.	124,500	12,989,085
El Paso Corp.	196,196	3,264,701
EOG Resources, Inc.^	69,200	8,304,000
Exxon Mobil Corp.^.	1,498,428	126,737,040
Hess Corp.	78,150	6,891,267
Marathon Oil Corp.	198,514	9,052,238
Murphy Oil Corp.^	53,200	4,369,848
Noble Energy, Inc.^	48,153	3,505,538
Occidental Petroleum Corp.	230,400	16,858,368
Peabody Energy Corp.^	75,850	3,868,350
Range Resources Corp.^	41,969	2,662,933
Spectra Energy Corp.^	177,156	4,030,299
Sunoco, Inc.	32,900	1,726,263
Tesoro Corp.^	38,454	1,153,620
Valero Energy Corp.	149,735	7,353,486
Williams Cos., Inc.	163,800	5,402,124
XTO Energy, Inc.	142,895	8,839,485

		338,976,368

Total Energy		427,252,772

Financials (16.8%)
Capital Markets (3.0%)
American Capital Strategies Ltd.^	54,639	1,866,468
Ameriprise Financial, Inc.	63,590	3,297,142
Bank of New York Mellon Corp.	319,619	13,337,701
Bear Stearns Cos., Inc.	33,003	346,201
Charles Schwab Corp.	262,925	4,950,878
E*TRADE Financial Corp.*^	129,300	499,098
Federated Investors, Inc., Class B^	24,200	947,672
Franklin Resources, Inc.	44,100	4,277,259
Goldman Sachs Group, Inc.^	110,650	18,300,403
Janus Capital Group, Inc.^	41,300	961,051
Legg Mason, Inc.	37,800	2,116,044
Lehman Brothers Holdings, Inc.	148,600	5,593,304
Merrill Lynch & Co., Inc.^	272,147	11,087,269
Morgan Stanley	309,360	14,137,752
Northern Trust Corp.	53,800	3,576,086
State Street Corp.^	108,520	8,573,080
T. Rowe Price Group, Inc.^	73,850	3,692,500

		97,559,908

Commercial Banks (2.9%)
BB&T Corp.^	152,950	4,903,577
Comerica, Inc.^	42,150	1,478,622
Fifth Third Bancorp^	149,217	3,121,620
First Horizon National Corp.^	35,350	495,254
Huntington Bancshares, Inc./Ohio^	102,488	1,101,746
KeyCorp^	111,650	2,450,717
M&T Bank Corp.	21,550	1,734,344
Marshall & Ilsley Corp.^	73,250	1,699,400
National City Corp.^	177,550	1,766,623
PNC Financial Services Group, Inc.	95,427	6,257,148
Regions Financial Corp.	194,202	3,835,489
SunTrust Banks, Inc.^	98,300	5,420,262
U.S. Bancorp^	484,395	15,675,022
Wachovia Corp.	555,080	14,987,160
Wells Fargo & Co.^	923,350	26,869,485
Zions Bancorp^	30,000	1,366,500

		93,162,969

Consumer Finance (0.7%)
American Express Co.	323,800	14,156,536
Capital One Financial Corp.^	104,498	5,143,391
Discover Financial Services^	134,180	2,196,527
SLM Corp.*^	130,600	2,004,710

		23,501,164

Diversified Financial Services (4.3%)
Bank of America Corp.	1,244,122	47,164,665
CIT Group, Inc.^	53,550	634,568
Citigroup, Inc.	1,458,162	31,233,830
CME Group, Inc.	15,001	7,036,969

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
IntercontinentalExchange, Inc.*^	19,652	$2,564,586
JPMorgan Chase & Co	951,293	40,858,034
Leucadia National Corp.^	47,417	2,144,197
Moody’s Corp.^	57,600	2,006,208
NYSE Euronext, Inc.	74,269	4,583,140

		138,226,197

Insurance (4.0%)
ACE Ltd.	92,350	5,084,791
Aflac, Inc.	133,000	8,638,350
Allstate Corp.	156,976	7,544,267
AMBAC Financial Group, Inc.^	80,300	461,725
American International Group, Inc.^	706,407	30,552,103
Aon Corp.	85,525	3,438,105
Assurant, Inc.	26,780	1,629,831
Chubb Corp.	103,700	5,131,076
Cincinnati Financial Corp.^	46,363	1,763,649
Genworth Financial, Inc., Class A	121,170	2,743,289
Hartford Financial Services Group, Inc.	88,000	6,667,760
Lincoln National Corp.	74,128	3,854,656
Loews Corp.	123,150	4,953,093
Marsh & McLennan Cos., Inc.	145,850	3,551,447
MBIA, Inc.^	58,800	718,536
MetLife, Inc.^	198,650	11,970,649
Principal Financial Group, Inc.^	72,400	4,034,128
Progressive Corp.	189,950	3,052,496
Prudential Financial, Inc.	124,900	9,773,425
Safeco Corp.	25,100	1,101,388
Torchmark Corp.	25,450	1,529,799
Travelers Cos., Inc.	173,774	8,315,086
Unum Group	97,170	2,138,712
XL Capital Ltd., Class A	49,800	1,471,590

		130,119,951

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT)^	25,700	920,317
AvalonBay Communities, Inc. (REIT)^	21,563	2,081,261
Boston Properties, Inc. (REIT)^	33,500	3,084,345
Developers Diversified Realty Corp. (REIT)^	33,432	1,400,132
Equity Residential (REIT)^	75,500	3,132,495
General Growth Properties, Inc. (REIT)^	68,302	2,607,087
HCP, Inc. (REIT)	63,568	2,149,234
Host Hotels & Resorts, Inc. (REIT)^	146,559	2,333,219
Kimco Realty Corp. (REIT)^	70,770	2,772,061
Plum Creek Timber Co., Inc. (REIT)^	47,950	1,951,565
ProLogis (REIT)^	72,350	4,258,521
Public Storage (REIT)^	34,900	3,092,838
Simon Property Group, Inc. (REIT)^	62,500	5,806,875
Vornado Realty Trust (REIT)	37,850	3,263,049

		38,852,999

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*^	48,650	1,052,786

Thrifts & Mortgage Finance (0.6%)
Countrywide Financial Corp.^	162,598	894,289
Fannie Mae^	273,950	7,210,364
Freddie Mac^	180,950	4,581,654
Hudson City Bancorp, Inc.	145,114	2,565,616
MGIC Investment Corp.^	22,850	240,610
Sovereign Bancorp, Inc.^	101,135	942,578
Washington Mutual, Inc.^	247,140	2,545,542

		18,980,653

Total Financials		541,456,627

Health Care (11.7%)
Biotechnology (1.4%)
Amgen, Inc.*^	304,654	12,728,444
Biogen Idec, Inc.*^	83,389	5,144,268
Celgene Corp.*^	121,900	7,471,251
Genzyme Corp.*	74,950	5,586,773
Gilead Sciences, Inc.*	260,200	13,408,106

		44,338,842

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	177,700	10,274,614
Becton, Dickinson & Co.	68,400	5,872,140
Boston Scientific Corp.*^	376,156	4,841,128
C.R. Bard, Inc.	28,150	2,713,660
Covidien Ltd.^	139,638	6,178,981
Hospira, Inc.*	44,410	1,899,416
Medtronic, Inc.	314,500	15,212,365
St. Jude Medical, Inc.*	96,322	4,160,147
Stryker Corp.	66,850	4,348,592
Varian Medical Systems, Inc.*	35,238	1,650,548
Zimmer Holdings, Inc.*^	65,350	5,088,151

		62,239,742

Health Care Providers & Services (1.9%)
Aetna, Inc.	139,122	5,855,645
AmerisourceBergen Corp.	45,550	1,866,639
Cardinal Health, Inc.	99,875	5,244,436
CIGNA Corp.	78,450	3,182,717
Coventry Health Care, Inc.*	43,350	1,749,173
Express Scripts, Inc.*^	70,800	4,553,856
Humana, Inc.*	47,650	2,137,579
Laboratory Corp. of America Holdings*^	31,000	2,284,080
McKesson Corp.	81,031	4,243,593
Medco Health Solutions, Inc.*^	146,772	6,427,146
Patterson Cos., Inc.*^	36,200	1,314,060
Quest Diagnostics, Inc.^	44,050	1,994,144
Tenet Healthcare Corp.*	132,800	751,648
UnitedHealth Group, Inc.^	350,500	12,043,180
WellPoint, Inc.*^	151,750	6,696,727

		60,344,623

Health Care Technology (0.0%)
IMS Health, Inc.^	51,320	1,078,233

Life Sciences Tools & Services (0.4%)
Applera Corp.- Applied Biosystems Group	46,800	1,537,848
Millipore Corp.*^	15,450	1,041,484
PerkinElmer, Inc	32,900	797,825
Thermo Fisher Scientific, Inc.*	117,200	6,661,648
Waters Corp.*^	28,000	1,559,600

		11,598,405

Pharmaceuticals (6.1%)
Abbott Laboratories	432,950	23,877,192
Allergan, Inc.	85,700	4,832,623
Barr Pharmaceuticals, Inc.*^	30,250	1,461,378
Bristol-Myers Squibb Co.	554,300	11,806,590
Eli Lilly & Co.	277,060	14,293,525
Forest Laboratories, Inc.*	87,200	3,488,872
Johnson & Johnson	793,360	51,465,263
King Pharmaceuticals, Inc.*^	68,910	599,517
Merck & Co., Inc.	606,450	23,014,778
Mylan, Inc.^	85,150	987,740
Pfizer, Inc.	1,893,572	39,632,462
Schering-Plough Corp.	453,950	6,541,420
Watson Pharmaceuticals, Inc.*^	28,950	848,814

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth^	374,700	$15,647,472

		198,497,646

Total Health Care		378,097,491

Industrials (12.1%)
Aerospace & Defense (2.9%)
Boeing Co.	214,274	15,935,557
General Dynamics Corp.	112,700	9,395,799
Goodrich Corp.	35,050	2,015,726
Honeywell International, Inc.	208,512	11,764,247
L-3 Communications Holdings, Inc.	34,300	3,750,362
Lockheed Martin Corp.	96,008	9,533,594
Northrop Grumman Corp.^	94,670	7,366,273
Precision Castparts Corp.^	38,950	3,976,016
Raytheon Co.	119,450	7,717,664
Rockwell Collins, Inc.	45,450	2,597,468
United Technologies Corp.	274,900	18,918,618

		92,971,324

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.^	47,952	2,608,589
Expeditors International of Washington, Inc.	59,648	2,694,896
FedEx Corp.	86,710	8,035,416
United Parcel Service, Inc., Class B	289,750	21,157,545

		34,496,446

Airlines (0.1%)
Southwest Airlines Co.^	206,018	2,554,623

Building Products (0.1%)
Masco Corp.^	102,050	2,023,652
Trane, Inc.	48,700	2,235,330

		4,258,982

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	94,350	1,019,924
Avery Dennison Corp.^	29,800	1,467,650
Cintas Corp.	36,550	1,043,137
Equifax, Inc.^	36,300	1,251,624
Monster Worldwide, Inc.*^	35,150	850,982
Pitney Bowes, Inc.	59,100	2,069,682
R.R. Donnelley & Sons Co.	60,150	1,823,146
Robert Half International, Inc.	44,400	1,142,856
Waste Management, Inc.^	138,706	4,654,973

		15,323,974

Construction & Engineering (0.2%)
Fluor Corp.^	24,850	3,507,826
Jacobs Engineering Group, Inc.*^	34,014	2,503,090

		6,010,916

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	49,350	1,981,402
Emerson Electric Co.	220,500	11,346,930
Rockwell Automation, Inc.^	41,550	2,385,801

		15,714,133

Industrial Conglomerates (4.0%)
3M Co.	198,200	15,687,530
General Electric Co.	2,796,750	103,507,717
Textron, Inc.	69,700	3,862,774
Tyco International Ltd.^	135,838	5,983,664

		129,041,685

Machinery (1.9%)
Caterpillar, Inc.^	174,800	13,685,092
Cummins, Inc.	56,600	2,650,012
Danaher Corp.^	71,350	5,424,740
Deere & Co.	122,100	9,821,724
Dover Corp.	53,700	2,243,586
Eaton Corp.	41,050	3,270,454
Illinois Tool Works, Inc.	112,150	5,408,994
Ingersoll-Rand Co., Ltd., Class A^	76,350	3,403,683
ITT Corp.	50,900	2,637,129
Manitowoc Co., Inc.^	36,356	1,483,325
PACCAR, Inc.^	102,650	4,619,250
Pall Corp.^	34,350	1,204,655
Parker Hannifin Corp.	47,200	3,269,544
Terex Corp.*	28,500	1,781,250

		60,903,438

Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.^	82,953	7,649,926
CSX Corp.	113,000	6,335,910
Norfolk Southern Corp.	105,450	5,728,044
Ryder System, Inc.^	16,300	992,833
Union Pacific Corp.	73,050	9,159,009

		29,865,722

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.^	18,800	1,436,132

Total Industrials		392,577,375

Information Technology (15.7%)
Communications Equipment (2.5%)
Ciena Corp.*^	24,314	749,601
Cisco Systems, Inc.*	1,669,550	40,219,459
Corning, Inc.	440,892	10,599,044
JDS Uniphase Corp.*^	62,950	842,900
Juniper Networks, Inc.*	146,600	3,665,000
Motorola, Inc.	631,502	5,872,969
QUALCOMM, Inc.	451,500	18,511,500
Tellabs, Inc.*^	115,850	631,382

		81,091,855

Computers & Peripherals (4.4%)
Apple, Inc.*	246,200	35,329,700
Dell, Inc.*	627,600	12,501,792
EMC Corp.*	588,300	8,436,222
Hewlett-Packard Co.	690,449	31,525,901
International Business Machines Corp.	387,801	44,651,407
Lexmark International, Inc., Class A*	26,550	815,616
NetApp, Inc.*^	96,200	1,928,810
QLogic Corp.*^	37,600	577,160
SanDisk Corp.*^	64,150	1,447,866
Sun Microsystems, Inc.*	221,950	3,446,884
Teradata Corp.*	50,255	1,108,625

		141,769,983

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*^	102,223	3,049,312
Jabil Circuit, Inc.	58,250	551,045
Molex, Inc.^	39,300	910,188
Tyco Electronics Ltd.	136,438	4,682,552

		9,193,097

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*^	46,758	1,316,705
eBay, Inc.*	312,350	9,320,524
Google, Inc., Class A*	65,028	28,642,883
VeriSign, Inc.*^	59,750	1,986,090
Yahoo!, Inc.*	374,450	10,832,839

		52,099,041

IT Services (0.9%)
Affiliated Computer Services, Inc., Class A*	26,880	1,346,957
Automatic Data Processing, Inc.	146,350	6,203,776
Cognizant Technology Solutions Corp., Class A*	80,700	2,326,581
Computer Sciences Corp.*	45,800	1,868,182
Convergys Corp.*	35,450	533,877
Electronic Data Systems Corp.	142,650	2,375,123

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Information Services, Inc.	47,950	$1,828,813
Fiserv, Inc.*^	46,050	2,214,545
Paychex, Inc.	90,575	3,103,099
Total System Services, Inc.^	55,625	1,316,088
Unisys Corp.*	98,900	438,127
Western Union Co.^	209,949	4,465,615

		28,020,783

Office Electronics (0.1%)
Xerox Corp.	256,950	3,846,542

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*^	169,600	998,944
Altera Corp.^	86,000	1,584,980
Analog Devices, Inc.^	82,250	2,428,020
Applied Materials, Inc.	379,100	7,396,241
Broadcom Corp., Class A*^	130,850	2,521,479
Intel Corp.	1,621,050	34,333,839
KLA-Tencor Corp.	50,450	1,871,695
Linear Technology Corp.^	61,850	1,898,177
LSI Corp.*	185,100	916,245
MEMC Electronic Materials, Inc.*^	63,971	4,535,544
Microchip Technology, Inc.^	52,836	1,729,322
Micron Technology, Inc.*^	212,950	1,271,312
National Semiconductor Corp.^	63,500	1,163,320
Novellus Systems, Inc.*	28,500	599,925
NVIDIA Corp.*	155,550	3,078,334
Teradyne, Inc.*^	48,750	605,475
Texas Instruments, Inc.^	371,431	10,500,354
Xilinx, Inc.^	80,150	1,903,563

		79,336,769

Software (3.4%)
Adobe Systems, Inc.*^	159,350	5,671,266
Autodesk, Inc.*^	64,650	2,035,182
BMC Software, Inc.*^	53,750	1,747,950
CA, Inc.^	109,225	2,457,562
Citrix Systems, Inc.*^	51,850	1,520,761
Compuware Corp.*	76,750	563,345
Electronic Arts, Inc.*	88,750	4,430,400
Intuit, Inc.*	91,700	2,476,817
Microsoft Corp.	2,241,750	63,620,865
Novell, Inc.*	98,550	619,880
Oracle Corp.*	1,107,697	21,666,553
Symantec Corp.*^	236,990	3,938,774

		110,749,355

Total Information Technology		506,107,425

Materials (3.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	60,050	5,524,600
Ashland, Inc.	15,700	742,610
Dow Chemical Co.^	263,151	9,697,114
E.I. du Pont de Nemours & Co.	251,900	11,778,844
Eastman Chemical Co.^	22,350	1,395,758
Ecolab, Inc.^	49,100	2,132,413
Hercules, Inc.	31,700	579,793
International Flavors & Fragrances, Inc.	22,700	999,935
Monsanto Co.	153,548	17,120,602
PPG Industries, Inc.	45,900	2,777,409
Praxair, Inc.	87,750	7,391,182
Rohm & Haas Co.^	35,106	1,898,532
Sigma-Aldrich Corp.	36,250	2,162,313

		64,201,105

Construction Materials (0.1%)
Vulcan Materials Co.^	30,400	2,018,560

Containers & Packaging (0.1%)
Ball Corp.	27,300	1,254,162
Bemis Co., Inc.^	27,850	708,226
Pactiv Corp.*	36,450	955,355
Sealed Air Corp.^	45,234	1,142,158

		4,059,901

Metals & Mining (1.1%)
Alcoa, Inc.	228,098	8,225,214
Allegheny Technologies, Inc.^	28,250	2,015,920
Freeport-McMoRan Copper & Gold, Inc.^	107,194	10,314,207
Newmont Mining Corp.^	126,900	5,748,570
Nucor Corp.	80,650	5,463,231
Titanium Metals Corp.^	27,683	416,629
United States Steel Corp.	33,000	4,186,710

		36,370,481

Paper & Forest Products (0.3%)
International Paper Co.	119,735	3,256,792
MeadWestvaco Corp.	48,659	1,324,498
Weyerhaeuser Co.^	58,650	3,814,596

		8,395,886

Total Materials		115,045,933

Telecommunication Services (3.4%)
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	1,690,500	64,746,150
CenturyTel, Inc.	29,850	992,214
Citizens Communications Co.^	91,750	962,457
Embarq Corp.	42,959	1,722,656
Qwest Communications International, Inc.^	430,593	1,950,586
Verizon Communications, Inc.	804,096	29,309,299
Windstream Corp.	127,086	1,518,678

		101,202,040

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	113,342	4,444,140
Sprint Nextel Corp.	797,891	5,337,891

		9,782,031

Total Telecommunication Services		110,984,071

Utilities (3.6%)
Electric Utilities (2.1%)
Allegheny Energy, Inc.^	46,850	2,365,925
American Electric Power Co., Inc.^	112,130	4,667,972
Duke Energy Corp.^	353,662	6,312,867
Edison International	91,200	4,470,624
Entergy Corp.^	53,550	5,841,234
Exelon Corp.^	185,250	15,055,267
FirstEnergy Corp.	85,351	5,856,786
FPL Group, Inc.^	114,150	7,161,771
Pepco Holdings, Inc.	56,255	1,390,624
Pinnacle West Capital Corp.^	28,100	985,748
PPL Corp.	104,588	4,802,681
Progress Energy, Inc.	72,850	3,037,845
Southern Co.	214,150	7,625,881

		69,575,225

Gas Utilities (0.1%)
Nicor, Inc.^	12,650	423,902
Questar Corp.^	48,400	2,737,504

		3,161,406

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	187,400	3,123,958
Constellation Energy Group, Inc.	49,900	4,404,673
Dynegy, Inc., Class A*^	138,815	1,095,250

		8,623,881

Multi-Utilities (1.1%)
Ameren Corp.^	58,450	2,574,138

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	91,650	$1,307,846
CMS Energy Corp.^	63,000	853,020
Consolidated Edison, Inc.^	76,250	3,027,125
Dominion Resources, Inc.	160,946	6,573,035
DTE Energy Co.	45,650	1,775,328
Integrys Energy Group, Inc.	21,424	999,215
NiSource, Inc.^	76,759	1,323,325
PG&E Corp.	99,600	3,667,272
Public Service Enterprise Group, Inc.^	142,400	5,723,056
Sempra Energy	73,222	3,901,268
TECO Energy, Inc.^	59,000	941,050
Xcel Energy, Inc.^	120,145	2,396,893

		35,062,571

Total Utilities		116,423,083

Total Common Stocks (99.7%) (Cost $2,804,290,329)		3,223,564,254

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.7%)
Anglo Irish Bank Corp./London
3.50%, 4/1/08	$15,000,000	15,000,000
Banco Bilbao Vizcaya Argentaria S.A./Madrid
3.15%, 4/1/08	15,000,000	15,000,000
Bank of Austria
3.30%, 4/1/08	15,000,000	15,000,000
Bank of Ireland
3.30%, 4/1/08	7,000,000	7,000,000
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	15,000,000	15,000,000
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	5,000,000	5,000,000
Caixa Geral de Depositos S.A.
3.20%, 4/1/08	15,000,000	15,000,000
Calyon/New York
2.37%, 10/14/08 (l)	4,999,287	4,999,287
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	10,000,000	10,000,000
Commerzbank AG/Grand Cayman
2.38%, 4/1/08	14,682,324	14,682,324
Commonwealth Bank of Australia/London
3.00%, 4/1/08	15,000,000	15,000,000
Den Danske Bank/Copenhagen
3.40%, 4/1/08	15,000,000	15,000,000
Den Norske Bank
3.30%, 4/1/08	15,000,000	15,000,000
Dexia Bank
3.30%, 4/1/08	15,000,000	15,000,000
Dresdner Bank/London
3.15%, 4/1/08	15,000,000	15,000,000
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	10,000,000	10,000,000
Bank of Scotland plc
3.30%, 4/1/08	15,000,000	15,000,000
ING Bank N.V./Amsterdam
2.95%, 4/1/08	15,000,000	15,000,000
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	15,000,000	15,000,000
Lehman Brothers Holdings, Inc.
4.69%, 4/2/08 (l)	6,000,567	6,000,567
MBIA Global Funding LLC
2.37%, 3/13/09 (l)	11,000,000	11,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	10,000,000	10,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	11,000,000	11,000,000
Norddeutsche Landesbank Girozentrale
3.15%, 4/1/08	15,000,000	15,000,000
Rabobank S.A./Singapore
3.40%, 4/1/08	8,698,513	8,698,513
Royal Bank of Canada/New York
2.69%, 4/22/08 (l)	10,000,000	10,000,000
Royal Bank of Scotland Group plc/London
3.15%, 4/1/08	15,000,000	15,000,000
Societe Generale S.A.
3.40%, 4/1/08	2,250,000	2,250,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		345,630,691

Time Deposit (0.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	8,501,261	8,501,261

Total Short-Term Investments (10.9%) (Amortized Cost $354,131,952)		354,131,952

Total Investments (110.6%) (Cost/Amortized Cost $3,158,422,281)		3,577,696,206
Other Assets Less Liabilities (-10.6%)		(344,246,165)

Net Assets (100%)		$3,233,450,041

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Depreciation
S&P 500 Index	18	June-08	$6,009,447	$5,958,000	$(51,447)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,223,564,254	$354,131,952	$—	$3,577,696,206
Other Investments*	—	—	—	—

Total	$3,223,564,254	$354,131,952	$—	$3,577,696,206

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	51,447	—	—	51,447

Total	$51,447	$—	$—	$51,447

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$30,036,802
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$107,239,869

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$852,986,006
Aggregate gross unrealized depreciation	(452,336,684)

Net unrealized appreciation	$400,649,322

Federal income tax cost of investments	$3,177,046,884

At March 31, 2008, the Portfolio had loaned securities with a total value of $340,166,486. This was secured by collateral of $345,630,691 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $92,550, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (5.3%)
Australia & New Zealand Banking Group Ltd.
6.000%, 3/1/11	AUD	8,500,000	$7,477,994
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11		1,200,000	1,024,987
6.000%, 6/15/11		1,360,000	1,149,909
New South Wales Treasury Corp.
5.500%, 3/1/17		55,820,000	47,011,858
Toyota Finance Australia Ltd.
6.500%, 5/31/10		5,700,000	5,109,832

Total Australia			61,774,580

Austria (0.1%)
Republic of Austria International Bond
6.000%, 9/26/08	NZD	820,000	635,089

Bermuda (0.3%)
Central European Media Enterprises Ltd.
8.250%, 5/15/12 (m)	EUR	2,050,000	3,123,162

Canada (4.4%)
Bombardier, Inc.
7.250%, 11/15/16 (m)	EUR	2,040,000	3,059,617
Canadian Government Bond
5.000%, 6/1/14	CAD	17,875,000	19,275,988
Province of Ontario
6.250%, 6/16/15	NZD	30,500,000	22,163,187
4.400%, 3/8/16	CAD	4,500,000	4,533,538
Province of Quebec
5.125%, 6/3/14		2,800,000	2,905,887

Total Canada			51,938,217

Cayman Islands (0.8%)
ASIF II
5.375%, 12/7/09	GBP	100,000	192,479
Dubai Holding Commercial Operations MTN Ltd.
6.000%, 2/1/17		5,100,000	9,048,813

Total Cayman Islands			9,241,292

Denmark (9.8%)
Kingdom of Denmark
4.000%, 11/15/17	DKK	263,405,000	55,070,182
Nordea Bank Danmark AB
4.000%, 10/1/35	EUR	27,442,354	5,204,484
Nordic Telephone Co. Holdings ApS
8.250%, 5/1/16 (b)(m)		2,085,000	3,094,192
Nykredit Realkredit A/S
4.000%, 10/1/25	DKK	12,338,909	2,452,944
5.000%, 7/1/35		38,148,452	7,809,957
5.000%, 10/1/38		62,442,754	12,644,810
Realkredit Danmark A/S
5.000%, 10/1/35		16,590,116	3,397,472
Totalkredit A/S
5.312%, 1/1/15 (l)		114,841,638	24,787,452

Total Denmark			114,461,493

France (11.3%)
Caisse d’Amortissementde la Dette Sociale
3.250%, 4/25/13	EUR	22,250,000	34,091,287
Carrefour S.A.
3.625%, 5/6/13		2,400,000	3,597,356
Dexia Municipal Agency
5.750%, 2/7/12	AUD	5,000,000	4,304,611
France Government Bond OAT
4.000%, 10/25/13	EUR	24,400,000	38,856,637
3.750%, 4/25/17		6,000,000	9,256,717
France Telecom S.A.
7.500%, 3/14/11 (m)	GBP	4,970,000	10,384,317
Societe National des Cheminsde Fer Francais
4.625%, 1/14/15	CAD	1,000,000	1,022,253
Total Capital S.A.
4.875%, 12/23/10	GBP	4,100,000	8,101,205
4.875%, 9/22/11	CAD	5,900,000	5,975,942
4.125%, 1/25/12		5,000,000	4,967,246
Veolia Environnement
4.875%, 5/28/13	EUR	7,600,000	11,819,566

Total France			132,377,137

Germany (12.2%)
Bundesobligation
3.500%, 10/14/11	EUR	32,150,000	50,629,921
Bundesrepublik Deutschland
3.750%, 1/4/17		6,800,000	10,603,453
Kreditanstalt fuer Wiederaufbau
6.000%, 7/15/09	NZD	4,800,000	3,670,982
5.375%, 1/29/14	GBP	11,613,000	23,853,858
4.950%, 10/14/14	CAD	9,600,000	10,011,450
Landwirtschaftliche Rentenbank
5.750%, 6/15/11	AUD	10,810,000	9,476,620
4.250%, 11/16/12	CAD	18,360,000	18,479,663
4.300%, 1/24/16		7,000,000	7,047,028
4.300%, 1/24/16		$8,620,000	8,677,912

Total Germany			142,450,887

Hong Kong (2.7%)
Hong Kong Government Bond
4.230%, 3/21/11	HKD	227,000,000	31,429,378

Ireland (1.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	6,365,000	9,324,541
Smurfit Kappa Funding plc
7.750%, 4/1/15		4,000,000	5,809,800

Total Ireland			15,134,341

Italy (0.2%)
Telecom Italia S.p.A.
5.625%, 12/29/15	GBP	1,400,000	2,494,630

Liberia (0.2%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		$3,050,000	2,783,973

Luxembourg (2.1%)
Gaz Capital S.A. (Gazprom OAO)
5.364%, 10/31/14	EUR	2,800,000	3,910,374
6.605%, 2/13/18		3,500,000	4,921,674
Lighthouse International Co. S.A.
8.000%, 4/30/14 (b)(m)		1,930,000	2,376,650
UBS Luxembourg S.A. (Vimpel Communications OJSC)
8.250%, 5/23/16 (m)		$3,075,000	3,028,875
VTB Capital S.A.
6.332%, 3/15/10	GBP	2,400,000	4,588,686
Wind Acquisition Finance S.A.
9.750%, 12/1/15	EUR	3,800,000	5,954,256

Total Luxembourg			24,780,515

Mexico (2.6%)
United Mexican States
10.000%, 12/5/24	MXN	265,660,000	30,742,699

Netherlands (8.9%)
Bank Nederlandse Gemeenten N.V.
4.870%, 4/21/10	GBP	13,310,000	26,524,841

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note1)
5.000%, 7/16/10	AUD	6,950,000	$6,044,225
BMW Finance N.V.
4.125%, 1/24/12	EUR	8,750,000	13,586,669
4.250%, 1/22/14		2,000,000	3,052,305
Netherland Government
4.000%, 7/15/16		30,450,000	48,174,371
OI European Group B.V.
6.875%, 3/31/17 (m)		1,500,000	2,226,038
RWE Finance B.V.
4.620%, 8/17/10	GBP	2,000,000	3,895,491

Total Netherlands			103,503,940

New Zealand (1.2%)
New Zealand Government Bond
6.000%, 7/15/08	NZD	17,370,000	13,590,935

Norway (5.0%)
Kommunalbanken A/S
4.125%, 6/3/13	CAD	5,000,000	5,001,120
Norwegian Government Bond
6.500%, 5/15/13	NOK	91,735,000	19,755,626
4.250%, 5/19/17		174,695,000	34,117,318

Total Norway			58,874,064

South Africa (0.1%)
Savcio Holdings Pty Ltd.
8.000%, 2/15/13 (m)	EUR	1,150,000	1,488,761

South Korea (2.2%)
Korean Treasury Bond
5.250%, 3/10/27	KRW	26,200,000,000	26,307,329

Supranational (3.8%)
Eurofima
5.500%, 9/15/09	AUD	480,000	427,402
6.250%, 12/28/18		18,270,000	16,030,394
European Investment Bank
3.625%, 10/15/11	EUR	4,800,000	7,537,768
7.000%, 1/18/12	NZD	10,200,000	7,837,083
6.500%, 9/10/14		2,000,000	1,487,600
6.125%, 1/23/17	AUD	13,200,000	11,477,557

Total Supranational			44,797,804

Sweden (9.5%)
Swedish Government Bond
3.750%, 8/12/17	SEK	670,750,000	111,056,969

United Kingdom (5.1%)
ABB International Finance Ltd.
6.500%, 11/30/11	EUR	3,000,000	4,892,925
BAT International Finance plc
5.750%, 12/9/13	GBP	5,450,000	10,435,607
Centrica plc
5.875%, 11/2/12		3,000,000	5,903,550
JTI UK Finance plc
5.750%, 2/6/13		3,000,000	5,931,623
Marks & Spencer plc
5.625%, 3/24/14		6,370,000	11,469,149
National Grid Gas plc
7.000%, 12/15/08	AUD	150,000	136,071
National Grid plc
5.500%, 7/24/13	GBP	3,000,000	5,795,694
Network Rail Infrastructure Finance plc
4.875%, 11/27/15		5,300,000	10,661,793
Tesco plc
4.750%, 4/13/10	EUR	1,500,000	2,377,006
Virgin Media Finance plc
9.125%, 8/15/16		$1,800,000	1,611,000

Total United Kingdom			59,214,418

United States (3.0%)
Ahold Finance USA, Inc.
5.875%, 3/14/12	EUR	750,000	1,181,091
6.500%, 3/14/17	GBP	1,700,000	3,215,331
ARAMARK Services, Inc.
6.739%, 2/1/15 (l)		$1,000,000	882,500
Constellation Brands, Inc.
8.500%, 11/15/09	GBP	1,950,000	3,870,067
Daimler Finance N.A. LLC
4.875%, 6/15/10		$2,000,000	2,026,500
General Electric Capital Corp.
6.625%, 2/4/10	NZD	4,800,000	3,670,865
6.125%, 5/17/12	GBP	1,500,000	3,061,399
Merrill Lynch & Co., Inc.
5.125%, 9/24/10		130,000	241,973
Morgan Stanley
5.375%, 11/14/13		3,100,000	5,646,668
5.125%, 11/30/15		2,780,000	4,679,891
Nestle Holdings, Inc.
5.500%, 11/18/09	AUD	500,000	444,099
SLM Corp.
6.500%, 6/15/10	NZD	2,650,000	1,818,811
Toyota Motor Credit Corp.
7.250%, 11/29/10	AUD	2,500,000	2,274,162
Wal-Mart Stores, Inc.
4.750%, 1/29/13	GBP	850,000	1,672,288

Total United States			34,685,645

Total Investments (92.1%) (Cost/Amortized Cost $997,931,638)			1,076,887,258
Other Assets Less Liabilities (7.9%)			92,333,014

Net Assets (100%)			$1,169,220,272

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — European Currency Unit

GBP — British Pound

HKD — Hong Kong Dollar

KRW — South Korean Won

MXN — Mexcian Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound, expiring 4/1/08	1,497	$3,009,808	$2,971,996	$(37,812)
British Pound, expiring 4/15/08	4,517	8,995,288	8,955,467	(39,821)
British Pound, expiring 6/12/08	44,210	87,628,747	87,248,979	(379,768)
Canadian Dollar, expiring 4/1/08	5,126	5,042,703	4,993,674	(49,029)
European Union, expiring 4/2/08	935	1,479,230	1,476,471	(2,759)
European Union, expiring 6/12/08	4,503	6,888,000	7,086,739	198,739
Japanese Yen, expiring 4/14/08	566,051	5,715,320	5,683,061	(32,259)
Japanese Yen, expiring 4/14/08	8,460,000	79,444,645	84,937,106	5,492,461
Japanese Yen, expiring 4/15/08	4,637,705	42,908,432	46,564,840	3,656,408
Japanese Yen, expiring 4/15/08	1,747,090	17,023,550	17,541,643	518,093
Japanese Yen, expiring 4/22/08	5,091,174	48,096,644	51,140,894	3,044,250
Japanese Yen, expiring 4/22/08	499,469	5,014,241	5,017,166	2,925
Japanese Yen, expiring 4/22/08	270,687	2,623,883	2,719,062	95,179
Japanese Yen, expiring 5/7/08	3,095,200	29,280,871	31,119,779	1,838,908
Japanese Yen, expiring 5/7/08	1,550,000	14,638,799	15,584,019	945,220
Japanese Yen, expiring 5/19/08	4,931,420	45,989,673	49,613,971	3,624,298
Japanese Yen, expiring 5/19/08	782,475	7,914,995	7,872,313	(42,682)
Japanese Yen, expiring 6/12/08	8,741,300	86,357,252	88,054,454	1,697,202
Japanese Yen, expiring 6/12/08	3,362,318	33,217,089	33,869,913	652,824
Norwegian Krone, expiring 4/1/08	23,203	4,568,103	4,556,367	(11,736)

				$21,170,641

Foreign Currency Sell Contracts
Australian Dollar, expiring 4/14/08	88,651	$79,444,645	$80,901,465	$(1,456,820)
Australian Dollar, expiring 4/14/08	6,334	5,715,320	5,780,282	(64,962)
British Pound, expiring 4/15/08	22,047	42,908,431	43,714,700	(806,269)
British Pound, expiring 4/15/08	8,500	17,023,551	16,854,055	169,496
British Pound, expiring 6/12/08	42,814	86,357,252	84,492,668	1,864,584
Canadian Dollar, expiring 4/22/08	49,009	48,096,644	47,730,356	366,288
Canadian Dollar, expiring 4/22/08	5,100	5,014,240	4,966,968	47,272
Canadian Dollar, expiring 4/22/08	2,615	2,623,883	2,546,788	77,095
European Union, expiring 6/12/08	21,580	33,217,089	33,960,541	(743,452)
Japanese Yen, expiring 4/15/08	900,000	8,995,288	9,036,443	(41,155)
Japanese Yen, expiring 6/12/08	8,741,300	87,628,747	88,054,454	(425,707)
Hong Kong Dollars, expiring 5/7/08	227,655	29,280,871	29,285,058	(4,187)
Norwegian Krone, expiring 5/19/08	59,446	45,989,673	46,358,138	(368,465)
Norwegian Krone, expiring 5/19/08	10,057	7,914,995	7,842,784	72,211

				(1,314,071)

				$19,856,570

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/EVERGREEN INTERNATIONAL BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$39,885,206	$1,037,002,052	$—	$1,076,887,258
Other Investments*	—	24,363,453	—	24,363,453

Total	$39,885,206	$1,061,365,505	$—	$1,101,250,711

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	4,506,883	—	4,506,883

Total	$—	$4,506,883	$—	$4,506,883

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$471,308,946
Long-term U.S. Treasury securities	2,363,558

$473,672,504

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$219,830,507
Long-term U.S. Treasury securities	89,021

$219,919,528

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83,238,431
Aggregate gross unrealized depreciation	(4,379,077)

Net unrealized appreciation	$78,859,354

Federal income tax cost of investments	$998,027,904

The Portfolio has a net capital loss carryforward of $1,647,669 which expires in the year 2015.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	44,747	$1,811,358

Internet & Catalog Retail (7.9%)
Amazon.com, Inc.*	155,823	11,110,180
Blue Nile, Inc.*^	81,400	4,407,810

		15,517,990

Media (2.5%)
Omnicom Group, Inc.	111,438	4,923,331

Multiline Retail (1.3%)
Target Corp.	48,492	2,457,574

Specialty Retail (2.2%)
Best Buy Co., Inc.	52,547	2,178,599
Home Depot, Inc.	77,400	2,164,878

		4,343,477

Textiles, Apparel & Luxury Goods (2.4%)
Timberland Co., Class A*^	340,100	4,669,573

Total Consumer Discretionary		33,723,303

Consumer Staples (7.9%)
Beverages (1.3%)
Coca-Cola Co.	40,781	2,482,340

Food & Staples Retailing (0.7%)
Wal-Mart Stores, Inc.	11,708	616,777
Whole Foods Market, Inc.^	24,200	797,874

		1,414,651

Food Products (1.6%)
McCormick & Co., Inc. (Non-Voting)	86,000	3,179,420

Household Products (4.3%)
Clorox Co.	78,400	4,440,576
Procter & Gamble Co.	57,488	4,028,184

		8,468,760

Total Consumer Staples		15,545,171

Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
Chevron Corp.	15,200	1,297,472
ConocoPhillips	16,011	1,220,198

Total Energy		2,517,670

Financials (8.1%)
Capital Markets (3.0%)
Legg Mason, Inc.	106,600	5,967,468

Diversified Financial Services (1.0%)
Citigroup, Inc.	93,426	2,001,185

Insurance (4.1%)
Marsh & McLennan Cos., Inc.	328,907	8,008,885

Total Financials		15,977,538

Health Care (21.7%)
Biotechnology (5.9%)
Amgen, Inc.*	221,185	9,241,109
Biogen Idec, Inc.*	38,236	2,358,779

		11,599,888

Health Care Equipment & Supplies (7.0%)
Medtronic, Inc	138,572	6,702,728
St. Jude Medical, Inc.*	42,064	1,816,744
Zimmer Holdings, Inc.*	67,818	5,280,310

		13,799,782

Health Care Providers & Services (0.5%)
WellPoint, Inc.*	22,800	1,006,164

Pharmaceuticals (8.3%)
Bristol-Myers Squibb Co.	220,975	4,706,767
Novartis AG (ADR)	189,900	9,728,577
Pfizer, Inc.	91,534	1,915,807

		16,351,151

Total Health Care		42,756,985

Industrials (7.9%)
Air Freight & Logistics (3.8%)
Expeditors International of Washington, Inc.	141,200	6,379,416
United Parcel Service, Inc., Class B	13,200	963,864

		7,343,280

Commercial Services & Supplies (3.0%)
Cintas Corp	208,700	5,956,298

Industrial Conglomerates (1.1%)
Tyco International Ltd.	48,495	2,136,205

Total Industrials		15,435,783

Information Technology (34.7%)
Communications Equipment (7.3%)
Cisco Systems, Inc.*	240,625	5,796,656
QUALCOMM, Inc.	206,491	8,466,131

		14,262,787

Computers & Peripherals (2.8%)
Avid Technology, Inc.*^	45,200	1,100,168
Dell, Inc.*	224,529	4,472,618

		5,572,786

Internet Software & Services (1.5%)
Google, Inc., Class A*	6,463	2,846,758

IT Services (3.9%)
Automatic Data Processing, Inc.	91,272	3,869,020
Visa, Inc., Class A*	60,800	3,791,488

		7,660,508

Semiconductors & Semiconductor Equipment (9.2%)
Altera Corp.	545,403	10,051,777
Intel Corp.	152,736	3,234,949
KLA-Tencor Corp.	22,651	840,352
Linear Technology Corp.	75,200	2,307,888
Texas Instruments, Inc.	61,262	1,731,877

		18,166,843

Software (10.0%)
FactSet Research Systems, Inc.	98,100	5,284,647
Microsoft Corp.	231,068	6,557,710
Oracle Corp.*	403,976	7,901,770
		19,744,127

Total Information Technology		68,253,809

Total Common Stocks (98.8%) (Cost $202,331,045)		194,210,259

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (4.2%)
Den Danske Bank/London
3.10%, 4/1/08	$250,000	250,000
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	7,367,925	7,367,925
Lloyds Bank plc/London
3.40%, 4/1/08	250,000	250,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	250,000	250,000

EQ ADVISORS TRUST

EQ/EVERGREEN OMEGA PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Raiffeisen Zentralbank
3.40%, 4/1/08	$100,000	$100,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,217,925

Time Deposit (1.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	2,284,999	2,284,999

Total Short-Term Investments (5.3%) (Amortized Cost $10,502,924)		10,502,924

Total Investments (104.1%) (Cost/Amortized Cost $212,833,969)		204,713,183
Other Assets Less Liabilities (-4.1%)		(8,077,819)

Net Assets (100%)		$196,635,364

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$194,210,259	$10,502,924	$—	$204,713,183
Other Investments*	—	—	—	—

Total	$194,210,259	$10,502,924	$—	$204,713,183

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$24,442,804
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,922,397

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,450,952
Aggregate gross unrealized depreciation	(22,741,177)

Net unrealized depreciation	$(8,290,225)

Federal income tax cost of investments	$213,003,408

At March 31, 2008, the Portfolio had loaned securities with a total value of $8,050,924. This was secured by collateral of $8,217,925 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.2%)
Auto Components (1.6%)
WABCO Holdings, Inc.	482,106	$21,993,676

Diversified Consumer Services (8.0%)
DeVry, Inc.^	1,355,808	56,727,006
Service Corp. International^	856,700	8,686,938
Weight Watchers International, Inc.^	1,065,106	49,346,361

		114,760,305

Hotels, Restaurants & Leisure (0.2%)
International Game Technology	79,442	3,194,363

Household Durables (3.4%)
Harman International Industries, Inc.	1,120,631	48,792,274

Media (4.0%)
Time Warner, Inc.	1,975,317	27,693,944
Walt Disney Co.	920,878	28,897,152

		56,591,096

Total Consumer Discretionary		245,331,714

Consumer Staples (8.3%)
Beverages (5.2%)
Coca Cola Hellenic Bottling Co. S.A. (ADR)^	498,250	23,333,047
Molson Coors Brewing Co., Class B	957,880	50,355,752

		73,688,799

Food & Staples Retailing (3.1%)
CVS Caremark Corp.	1,101,500	44,621,765

Total Consumer Staples		118,310,564

Energy (20.2%)
Energy Equipment & Services (7.2%)
BJ Services Co.	516,115	14,714,438
Diamond Offshore Drilling, Inc.^	345,580	40,225,512
Halliburton Co.	370,600	14,575,698
SEACOR Holdings, Inc.*^	214,200	18,284,112
Weatherford International Ltd.*	204,500	14,820,115

		102,619,875

Oil, Gas & Consumable Fuels (13.0%)
Chesapeake Energy Corp.^	943,318	43,534,126
Consol Energy, Inc.	207,310	14,343,779
CVR Energy, Inc.*^	188,880	4,349,906
EOG Resources, Inc.	360,828	43,299,360
EXCO Resources, Inc.*	933,000	17,260,500
Sunoco, Inc.	205,400	10,777,338
Tesoro Corp.	358,281	10,748,430
Valero Energy Corp.	122,252	6,003,796
XTO Energy, Inc.	577,500	35,724,150

		186,041,385

Total Energy		288,661,260

Financials (6.8%)
Capital Markets (4.1%)
Ashmore Group plc	3,467,269	19,302,097
EFG International (Registered)^	659,295	22,571,775
Lehman Brothers Holdings, Inc.^	467,900	17,611,756

		59,485,628

Diversified Financial Services (1.6%)
Bolsa de Mercadoriase Futuros - BM&F	2,489,400	22,429,711

Real Estate Management & Development (1.1%)
Indiabulls Real Estate Ltd.*	1,268,728	15,432,185
St. Joe Co.^	2,600	111,618

		15,543,803

Total Financials		97,459,142

Health Care (8.6%)
Health Care Equipment & Supplies (3.4%)
C.R. Bard, Inc.	247,934	23,900,838
Stryker Corp.	390,606	25,408,920

		49,309,758

Health Care Providers & Services (3.4%)
Express Scripts, Inc.*	376,055	24,187,857
Henry Schein, Inc.*^	419,464	24,077,234

		48,265,091

Life Sciences Tools & Services (1.3%)
Waters Corp.*	341,323	19,011,691

Pharmaceuticals (0.5%)
Allergan, Inc.	122,180	6,889,730

Total Health Care		123,476,270

Industrials (15.6%)
Airlines (0.9%)
Delta Air Lines, Inc.*^.	1,037,700	8,924,220
Northwest Airlines Corp.*^	477,800	4,295,422

		13,219,642

Commercial Services & Supplies (1.3%)
Agrenco Ltd. (BDR)*	639,200	1,912,464
Waste Management, Inc.	508,000	17,048,480

		18,960,944

Electrical Equipment (5.5%)
Alstom S.A.	133,000	28,833,573
Nexans S.A.	220,193	25,967,918
Prysmian S.p.A.*	1,120,067	23,907,476

		78,708,967

Machinery (4.3%)
Flowserve Corp.	583,598	60,915,959

Road & Rail (3.6%)
All America Latina Logistica S.A.	970,800	9,737,323
CSX Corp.	194,100	10,883,187
Hertz Global Holdings, Inc.*^	2,540,456	30,637,899

		51,258,409

Total Industrials		223,063,921

Information Technology (17.6%)
Communications Equipment (11.1%)
Harris Corp.	226,304	10,982,533
Juniper Networks, Inc.*	1,421,228	35,530,700
Nokia Oyj (ADR)	2,544,700	80,997,855
Research In Motion Ltd.*	273,085	30,676,588

		158,187,676

Internet Software & Services (2.2%)
Akamai Technologies, Inc.*	1,111,353	31,295,700

IT Services (4.3%)
Fiserv, Inc.*	905,005	43,521,690
Global Cash Access Holdings, Inc.*^	1,688,495	9,894,581
Redecard S.A.	10,000	164,416
Visa, Inc., Class A*	130,108	8,113,535

		61,694,222

Total Information Technology		251,177,598

Materials (0.0%)
Construction Materials (0.0%)
Texas Industries, Inc.^	11,907	715,730

Total Materials		715,730

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
American Tower Corp., Class A*	1,124,971	$44,110,113

Total Telecommunication Services		44,110,113

Utilities (1.0%)
Electric Utilities (1.0%)
Pepco Holdings, Inc.	588,280	14,542,282

Total Utilities		14,542,282

Total Common Stocks (98.4%) (Cost $1,500,564,036)		1,406,848,594

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.0%)
Allstate Life Global Funding Trusts
2.68%, 8/27/08 (l)	$2,000,000	2,000,000
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	9,000,000	9,000,000
Comerica Bank
4.46%, 1/12/09 (l)	5,001,140	5,001,140
Den Danske Bank/London
3.10%, 4/1/08	4,000,000	4,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	10,000,000	10,000,000
3.00%, 4/1/08 (r)	29,576,057	29,576,057
Goldman Sachs Group, Inc.
3.14%, 6/23/08	10,000,000	10,000,000
2.89%, 9/12/08 (l)	2,000,000	2,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
MassMutual Global Funding II
2.40%, 3/26/10 (l)	12,000,000	12,000,000
MBIA Global Funding LLC
2.36%, 1/23/09 (l)	7,500,000	7,500,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	7,000,000	7,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	3,000,000	3,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	4,000,000	4,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	4,000,000	4,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	4,997,734	4,997,734
Wells Fargo & Co.
3.12%, 8/3/09 (l)	5,000,000	5,000,000
Western Corporate Federal Credit Union
2.38%, 9/25/08 (l)	6,000,000	6,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		129,074,931

Time Deposit (2.6%)
JPMorgan Chase Nassau
1.59%, 4/1/08	36,255,725	36,255,725

Total Short-Term Investments (11.6%) (Amortized Cost $165,330,656)		165,330,656

Total Investments (110.0%) (Cost/Amortized Cost $1,665,894,692)		1,572,179,250
Other Assets Less Liabilities (-10.0%)		(142,291,828)

Net Assets (100%)		$1,429,887,422

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/FI MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,270,833,516	$301,345,734	$—	$1,572,179,250
Other Investments*	—	—	—	—

Total	$1,270,833,516	$301,345,734	$—	$1,572,179,250

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$753,376,092
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$760,917,834

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,949,854
Aggregate gross unrealized depreciation	(205,336,022)

Net unrealized depreciation	$(103,386,168)

Federal income tax cost of investments	$1,675,565,418

At March 31, 2008, the Portfolio had loaned securities with a total value of $127,680,972. This was secured by collateral of $129,074,931 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $13,849, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (9.3%)
Auto Components (0.5%)
Allison Transmission, Inc., Term Loan
5.740%, 8/7/14	$1,708,637	$1,553,053
5.750%, 8/7/14	3,085,394	2,812,790
TRW Automotive, Inc.
7.250%, 3/15/17 §	1,100,000	1,001,000

		5,366,843

Automobiles (0.4%)
Ford Motor Co.
7.450%, 7/16/31	3,500,000	2,310,000
General Motors Corp.
8.375%, 7/15/33^	1,700,000	1,198,500

		3,508,500

Hotels, Restaurants & Leisure (0.4%)
MGM MIRAGE
6.750%, 4/1/13	2,000,000	1,840,000
6.625%, 7/15/15	450,000	391,500
7.625%, 1/15/17	2,000,000	1,820,000

		4,051,500

Household Durables (0.9%)
Beazer Homes USA, Inc.
6.875%, 7/15/15	1,750,000	1,251,250
D.R. Horton, Inc.
5.625%, 1/15/16	2,350,000	1,962,250
6.500%, 4/15/16	1,000,000	890,000
KB Home
6.375%, 8/15/11	1,950,000	1,833,000
5.750%, 2/1/14	4,000,000	3,440,000

		9,376,500

Media (5.8%)
Cablevision Systems Corp., Series B
8.000%, 4/15/12	4,000,000	3,890,000
CanWest Media, Inc.
8.000%, 9/15/12^	10,000,000	9,500,000
CCH I LLC
13.500%, 1/15/14^(e)	11,000,000	6,930,000
11.750%, 5/15/14^(e)	10,000,000	5,050,000
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15^	8,300,000	5,768,500
CCH II LLC/CCH II Capital Corp.
10.250%, 9/15/10	5,200,000	4,732,000
CSC Holdings, Inc., Series B
7.625%, 4/1/11	1,900,000	1,878,625
Dex Media, Inc.
0.000%, 11/15/13 (e)	10,500,000	7,560,000
8.000%, 11/15/13	2,500,000	1,825,000
Quebecor Media, Inc.
7.750%, 3/15/16 §	2,900,000	2,646,250
R.H. Donnelley Corp.
8.875%, 10/15/17^§	3,900,000	2,437,500
Series A-2
6.875%, 1/15/13	3,000,000	1,830,000
Series A-3
8.875%, 1/15/16	2,000,000	1,265,000
Univision Communications, Inc. (PIK)
9.750%, 3/15/15^§	6,000,000	3,630,000
XM Satellite Radio, Inc.
9.750%, 5/1/14	100,000	96,500

		59,039,375

Multiline Retail (1.3%)
Dollar General Corp.
10.625%, 7/15/15^	10,000,000	9,650,000
(PIK)
11.875%, 7/15/17^	4,000,000	3,500,000

		13,150,000

Total Consumer Discretionary		94,492,718

Consumer Staples (0.4%)
Food Products (0.2%)
Dole Foods Co., Inc.
8.625%, 5/1/09	1,900,000	1,653,000

Household Products (0.2%)
Johnsondiversey Holdings, Inc.
10.670%, 5/15/13 (e)	2,500,000	2,400,000

Total Consumer Staples		4,053,000

Energy (4.1%)
Energy Equipment & Services (0.5%)
SESI LLC
6.875%, 6/1/14	5,000,000	4,775,000

Oil, Gas & Consumable Fuels (3.6%)
Callon Petroleum Co., Series B
9.750%, 12/8/10^	1,300,000	1,235,000
Chesapeake Energy Corp.
6.500%, 8/15/17	3,900,000	3,763,500
6.250%, 1/15/18^	2,900,000	2,769,500
6.875%, 11/15/20	1,300,000	1,261,000
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,745,959
Mariner Energy, Inc.
7.500%, 4/15/13	3,950,000	3,792,000
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,764,000
OPTI Canada, Inc.
7.875%, 12/15/14	4,000,000	3,910,000
Pioneer Natural Resources Co.
6.875%, 5/1/18	4,000,000	3,789,956
Plains Exploration & Production Co.
7.750%, 6/15/15	5,000,000	4,987,500
Sabine Pass LNG LP
7.250%, 11/30/13	1,500,000	1,447,500
7.500%, 11/30/16	3,000,000	2,895,000
W&T Offshore, Inc.
8.250%, 6/15/14 §	4,000,000	3,710,000

		37,070,915

Total Energy		41,845,915

Financials (9.3%)
Capital Markets (1.2%)
E*TRADE Financial Corp.
7.375%, 9/15/13	3,000,000	2,130,000
Lehman Brothers Holdings, Inc.
6.200%, 9/26/14	10,000,000	9,863,240

		11,993,240

Consumer Finance (6.0%)
American Express Co.
7.000%, 3/19/18	2,900,000	3,044,475
Ford Motor Credit Co. LLC
7.375%, 10/28/09	20,000,000	18,222,660
7.875%, 6/15/10	9,000,000	7,847,433
7.375%, 2/1/11	6,000,000	5,003,166
7.250%, 10/25/11	2,000,000	1,642,848
GMAC LLC
5.625%, 5/15/09	7,500,000	6,834,780
7.750%, 1/19/10	15,000,000	12,974,490
6.875%, 9/15/11	5,000,000	3,826,820
6.875%, 8/28/12	2,000,000	1,519,860

		60,916,532

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Diversified Financial Services (1.2%)
CEVA Group plc
10.000%, 9/1/14 §		$10,000,000	$9,675,000
Rexnord Holdings, Inc., Term Loan
10.057%, 2/20/13		2,264,804	1,585,363
Vanguard Health Holding Co. I LLC
0.000%, 10/1/15 (e)		1,445,000	1,105,425

			12,365,788

Real Estate Investment Trusts (REITs) (0.4%)
Host Hotels & Resorts LP (REIT)
6.875%, 11/1/14		1,800,000	1,714,500
Series O (REIT)
6.375%, 3/15/15		1,750,000	1,627,500
Series Q (REIT)
6.750%, 6/1/16		1,000,000	935,000

			4,277,000

Thrifts & Mortgage Finance (0.5%)
Residential Capital LLC
8.375%, 6/30/10		6,000,000	3,015,000
Washington Mutual Preferred Funding LLC
9.750%, 10/29/49 (l)§		2,500,000	1,912,500

			4,927,500

Total Financials			94,480,060

Government Securities (4.6%)
U.S. Government Agencies (4.6%)
Federal Home Loan Mortgage Corp.
5.000%, 10/1/36		1,809,767	1,793,858
5.500%, 5/1/37		9,235,269	9,334,574
5.500%, 6/1/37		9,732,242	9,836,891
Federal National Mortgage Association
5.000%, 2/1/37		4,790,852	4,745,895
5.500%, 7/1/37		9,476,792	9,575,429
6.000%, 7/1/37		11,826,621	12,125,952

Total Government Securities			47,412,599

Health Care (4.6%)
Health Care Equipment & Supplies (0.9%)
Bausch & Lomb, Inc.
9.875%, 11/1/15^§		6,000,000	6,105,000
Term Loan
8.080%, 4/26/15		2,900,000	2,808,386

			8,913,386

Health Care Providers & Services (3.7%)
Community Health Systems, Inc.
8.875%, 7/15/15		4,000,000	4,015,000
DaVita, Inc.
6.625%, 3/15/13		1,786,000	1,732,420
7.250%, 3/15/15^		3,000,000	2,925,000
HCA, Inc.
6.500%, 2/15/16		6,000,000	5,055,000
9.250%, 11/15/16		900,000	933,750
Tenet Healthcare Corp.
6.375%, 12/1/11^		12,400,000	11,191,000
7.375%, 2/1/13		2,500,000	2,231,250
9.250%, 2/1/15^		6,500,000	6,077,500
U.S. Oncology Holdings, Inc. (PIK)
7.949%, 3/15/12		4,741,420	3,650,893

			37,811,813

Total Health Care			46,725,199

Industrials (3.5%)
Aerospace & Defense (0.3%)
L-3 Communications Corp.
5.875%, 1/15/15		2,200,000	2,106,500
Series B
6.375%, 10/15/15		500,000	488,750

			2,595,250

Commercial Services & Supplies (1.0%)
Allied Waste North America, Inc.
6.125%, 2/15/14		1,000,000	965,000
Series B
7.375%, 4/15/14^		7,700,000	7,574,875
7.125%, 5/15/16^		2,100,000	2,094,750

			10,634,625

Industrial Conglomerates (1.2%)
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14		1,500,000	1,402,500
11.750%, 8/1/16^		2,000,000	1,730,000
8.875%, 9/1/16		1,000,000	885,000
U.S. Investigations Services, Inc., Term Loan
5.599%, 4/1/15		9,949,875	8,233,522

			12,251,022

Machinery (0.6%)
Terex Corp.
8.000%, 11/15/17^		6,500,000	6,467,500

Road & Rail (0.4%)
Hertz Corp.
8.875%, 1/1/14		4,000,000	3,790,000

Total Industrials			35,738,397

Information Technology (5.4%)
Electronic Equipment & Instruments (1.0%)
Flextronics International Ltd.
6.250%, 11/15/14		4,000,000	3,680,000
NXP B.V./NXP Funding LLC
9.500%, 10/15/15^		750,000	616,875
Sanmina-SCI Corp.
6.750%, 3/1/13		2,000,000	1,735,000
5.550%, 6/15/14 (l)§		2,900,000	2,610,000
8.125%, 3/1/16^		2,000,000	1,770,000

			10,411,875

IT Services (3.1%)
Ceridian Corp.
11.250%, 11/15/15 §		11,500,000	9,832,500
First Data Corp.
9.875%, 9/24/15^§		8,600,000	7,073,500
Term Loan
6.500%, 10/10/14		9,975,000	8,960,493
Fiserv, Inc.
6.125%, 11/20/12		5,000,000	5,144,850
SunGard Data Systems, Inc.
9.125%, 8/15/13		200,000	202,000

			31,213,343

Semiconductors & Semiconductor Equipment (1.3%)
Freescale Semiconductor, Inc.
8.875%, 12/15/14		8,000,000	6,260,000
10.125%, 12/15/16^		10,000,000	6,750,000

			13,010,000

Total Information Technology			54,635,218

Materials (1.2%)
Chemicals (0.4%)
Ineos Group Holdings plc
7.875%, 2/15/16 §	EUR	4,000,000	4,578,372

Containers & Packaging (0.6%)
Berry Plastics Holding Corp., Term Loan
6.500%, 6/15/14		$3,128,726	2,658,547

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
BPC Holding Corp.
8.875%, 9/15/14	$2,500,000	$2,181,250
Smurfit-Stone Container Corp.
8.250%, 10/1/12	1,000,000	901,250

		5,741,047

Metals & Mining (0.2%)
Novelis, Inc.
7.250%, 2/15/15	1,750,000	1,548,750

Total Materials		11,868,169

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Digicel Group Ltd.
8.875%, 1/15/15 §	3,000,000	2,505,000

Wireless Telecommunication Services (0.2%)
MetroPCS Wireless, Inc.
9.250%, 11/1/14	2,000,000	1,840,000

Total Telecommunication Services		4,345,000

Utilities (5.8%)
Electric Utilities (4.1%)
Energy Future Holdings Corp. (PIK)
11.250%, 11/1/17 §	12,200,000	12,078,000
Series P
5.550%, 11/15/14	300,000	234,252
Intergen N.V.
9.000%, 6/30/17 §	5,000,000	5,225,000
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15 §	7,800,000	7,770,750
Term Loan
6.478%, 10/10/14	1,057,143	962,121
6.596%, 10/10/14	6,324,357	5,755,886
(PIK)
10.500%, 11/1/16 §	10,000,000	9,800,000

		41,826,009

Independent Power Producers & Energy Traders (1.7%)
Dynegy Holdings, Inc.
6.875%, 4/1/11	4,500,000	4,421,250
8.750%, 2/15/12	2,600,000	2,671,500
8.375%, 5/1/16	2,500,000	2,475,000
7.750%, 6/1/19	3,500,000	3,272,500
Reliant Energy, Inc.
7.625%, 6/15/14	2,900,000	2,878,250
7.875%, 6/15/17^	1,800,000	1,791,000

		17,509,500

Total Utilities		59,335,509

Total Long-Term Debt Securities (48.6%) (Cost $534,847,942)		494,931,784

CONVERTIBLE BONDS:
Financials (1.1%)
Diversified Financials (0.6%)
Citigroup Funding, Inc.
8.500%, 11/26/08	300,000	5,827,950

Real Estate Investment Trusts (REITs) (0.5%)
iStar Financial, Inc. (REIT)
3.198%, 10/1/12^(l)	7,500,000	5,276,250

Total Financials		11,104,200

Information Technology (0.7%)
Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
5.750%, 8/15/12 §	10,000,000	7,050,000

Total Convertible Bonds (1.8%) (Cost $22,929,470)		18,154,200

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.7%)
Specialty Retail (0.7%)
Home Depot, Inc.	250,000	6,992,500

Total Consumer Discretionary		6,992,500

Energy (5.9%)
Energy Equipment & Services (0.6%)
Halliburton Co.	150,000	5,899,500

Oil, Gas & Consumable Fuels (5.3%)
BP plc (ADR)^	110,000	6,671,500
Canadian Oil Sands Trust	240,000	9,703,346
Chevron Corp.	100,000	8,536,000
ConocoPhillips	170,000	12,955,700
Royal Dutch Shell plc (ADR)	50,000	3,449,000
Spectra Energy Corp.	225,000	5,118,750
TransCanada Corp.^	200,000	7,706,172

		54,140,468

Total Energy		60,039,968

Financials (5.4%)
Capital Markets (1.0%)
Goldman Sachs Group, Inc. §	160,000	7,251,840
Merrill Lynch & Co., Inc.	60,000	2,444,400

		9,696,240

Commercial Banks (2.0%)
HSBC Holdings plc	350,000	5,765,410
Wachovia Corp.	200,000	5,400,000
Wells Fargo & Co.	300,000	8,730,000

		19,895,410

Diversified Financial Services (1.7%)
Bank of America Corp.	300,000	11,373,000
JPMorgan Chase & Co.	150,000	6,442,500

		17,815,500

Real Estate Investment Trusts (REITs) (0.5%)
CapitalSource, Inc. (REIT)^	180,000	1,740,600
Duke Realty Corp. (REIT)	65,000	1,482,650
iStar Financial, Inc. (REIT)^	156,800	2,199,904

		5,423,154

Thrifts & Mortgage Finance (0.2%)
Washington Mutual, Inc.^	200,000	2,060,000

Total Financials		54,890,304

Health Care (5.0%)
Pharmaceuticals (5.0%)
Bristol-Myers Squibb Co.	200,000	4,260,000
Johnson & Johnson.	225,000	14,595,750
Merck & Co., Inc.	250,000	9,487,500
Pfizer, Inc.	950,000	19,883,500
Wyeth	70,000	2,923,200

		51,149,950

Total Health Care		51,149,950

Industrials (1.2%)
Industrial Conglomerates (1.2%)
3M Co.	90,000	7,123,500
General Electric Co.	140,000	5,181,400

		12,304,900

Total Industrials		12,304,900

Information Technology (2.5%)
Semiconductors & Semiconductor Equipment (2.5%)
Intel Corp.	725,000	15,355,500
Maxim Integrated Products, Inc.	300,000	6,117,000
Microchip Technology, Inc.^	110,000	3,600,300

Total Information Technology		25,072,800

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (0.5%)
Chemicals (0.5%)
Dow Chemical Co.	150,000	$5,527,500

Total Materials		5,527,500

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	600,000	22,980,000
Verizon Communications, Inc.	170,000	6,196,500

Total Telecommunication Services		29,176,500

Utilities (12.5%)
Electric Utilities (5.7%)
American Electric Power Co., Inc.	130,000	5,411,900
Duke Energy Corp.	550,000	9,817,500
FirstEnergy Corp.	100,000	6,862,000
FPL Group, Inc.	100,000	6,274,000
Pinnacle West Capital Corp.	100,000	3,508,000
Portland General Electric Co.^	250,000	5,637,500
Progress Energy, Inc.	100,000	4,170,000
Southern Co.	475,000	16,914,750

		58,595,650

Gas Utilities (0.5%)
AGL Resources, Inc.^	80,000	2,745,600
Atmos Energy Corp.^	85,000	2,167,500

		4,913,100

Multi-Utilities (6.3%)
Ameren Corp.	160,000	7,046,400
Consolidated Edison, Inc.^	200,000	7,940,000
Dominion Resources, Inc.	300,000	12,252,000
NiSource, Inc.	70,000	1,206,800
PG&E Corp.	350,000	12,887,000
Public Service Enterprise Group, Inc.	350,000	14,066,500
Puget Energy, Inc.	180,000	4,656,600
TECO Energy, Inc.^	265,000	4,226,750

		64,282,050

Total Utilities		127,790,800

Total Common Stocks (36.6%) (Cost $411,316,825)		372,945,222

PREFERRED STOCKS:
Financials (2.8%)
Thrifts & Mortgage Finance (2.8%)
Fannie Mae
6.750%	200,000	4,518,000
7.625%^	320,000	7,584,000
8.250%	393,000	9,451,650
Freddie Mac
8.375%	300,000	7,320,000

Total Financials		28,873,650

Total Preferred Stocks (2.8%) (Cost $30,325,000)		28,873,650

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Automobiles (0.2%)
General Motors Corp.
6.250%	150,000	2,475,000

Total Consumer Discretionary		2,475,000

Financials (3.4%)
Capital Markets (1.4%)
Lehman Brothers Holdings, Inc.
7.500% §	120,000	6,130,800
7.500%	230,000	8,234,000

		14,364,800

Diversified Financial Services (1.1%)
Bank of America Corp.
7.250%	7,810	8,015,013
Citigroup, Inc., Series T
6.500%	65,000	3,071,250

		11,086,263

Thrifts & Mortgage Finance (0.9%)
Fannie Mae
5.375%	80	5,349,999
Washington Mutual, Inc.
7.750%	6,100	4,331,000

		9,680,999

Total Financials		35,132,062

Health Care (0.6%)
Pharmaceuticals (0.6%)
Schering-Plough Corp.
6.000%	40,000	6,125,000

Total Health Care		6,125,000

Utilities (0.7%)
Electric Utilities (0.6%)
CMS Energy Trust I
7.750%	125,000	6,000,000

Multi-Utilities (0.1%)
PNM Resources, Inc.
6.750%	35,000	820,313

Total Utilities		6,820,313

Total Convertible Preferred Stocks (4.9%) (Cost $59,896,126)		50,552,375

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (3.9%)
Federal Home Loan Bank
1.50%, 4/1/08 (o)(p)	$39,785,000	39,783,342

Short-Term Investments of Cash Collateral for Securities Loaned (10.7%)
Den Danske Bank/London
3.10%, 4/1/08	4,000,000	4,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	20,000,000	20,000,000
3.00%, 4/1/08 (r)	61,545,179	61,545,179
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	3,000,000	3,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	4,000,000	4,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	2,000,000	2,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	4,000,000	4,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	3,000,000	3,000,000
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	3,000,000	3,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		108,545,179

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (0.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	$131,428	$131,428

Total Short-Term Investments (14.6%) (Cost/Amortized Cost $148,461,607)		148,459,949

Total Investments (109.3%) (Cost/Amortized Cost $1,207,776,970)		1,113,917,180
Other Assets Less Liabilities (-9.3%)		(95,241,972)

Net Assets (100%)		$1,018,675,208

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $113,023,012 or 11.10% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

PIK — Payment-in-Kind Security

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$395,607,622	$718,309,558	$—	$1,113,917,180
Other Investments*	—	—	—	—

Total	$395,607,622	$718,309,558	$—	$1,113,917,180

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/FRANKLIN INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$315,286,846
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$187,692,352

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,347,297
Aggregate gross unrealized depreciation	(104,207,087)

Net unrealized depreciation	$(93,859,790)

Federal income tax cost of investments	$1,207,776,970

At March 31, 2008, the Portfolio had loaned securities with a total value of $104,217,883. This was secured by collateral of $108,545,179 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $3,330, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.8%)
Auto Components (0.4%)
Gentex Corp.^	80,100	$1,373,715

Automobiles (3.3%)
Monaco Coach Corp.^	252,200	2,390,856
Thor Industries, Inc.^	179,100	5,331,807
Winnebago Industries, Inc.^	171,000	2,889,900

		10,612,563

Diversified Consumer Services (1.8%)
Regis Corp.	214,500	5,896,605

Household Durables (6.8%)
Bassett Furniture Industries, Inc.	2,000	24,680
D.R. Horton, Inc.^	82,700	1,302,525
Ethan Allen Interiors, Inc.^	134,600	3,826,678
Hooker Furniture Corp.^	181,800	4,061,412
La-Z-Boy, Inc.^	347,900	2,901,486
M.D.C. Holdings, Inc.^	94,000	4,116,260
M/I Homes, Inc.^	308,000	5,229,840
Russ Berrie & Co., Inc.*	3,500	49,210

		21,512,091

Leisure Equipment & Products (0.9%)
Brunswick Corp.^	184,900	2,952,853

Multiline Retail (1.4%)
Fred’s, Inc., Class A^	218,700	2,241,675
Tuesday Morning Corp.*^	407,200	2,109,296

		4,350,971

Specialty Retail (6.2%)
Brown Shoe Co., Inc.^	256,000	3,857,920
Christopher & Banks Corp.^	250,400	2,501,496
Group 1 Automotive, Inc.^	111,600	2,620,368
HOT Topic, Inc.*	235,800	1,016,298
Men’s Wearhouse, Inc.^	104,000	2,420,080
Pier 1 Imports, Inc.*^	289,500	1,818,060
West Marine, Inc.*^	269,400	1,877,718
Zale Corp.*^	183,400	3,623,984

		19,735,924

Textiles, Apparel & Luxury Goods (2.0%)
Timberland Co., Class A*^	103,300	1,418,309
Warnaco Group, Inc.*	123,000	4,851,120

		6,269,429

Total Consumer Discretionary		72,704,151

Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.^	173,900	3,930,140

Total Consumer Staples		3,930,140

Energy (8.4%)
Energy Equipment & Services (6.3%)
Atwood Oceanics, Inc.*^	35,000	3,210,200
Bristow Group, Inc.*^	60,000	3,220,200
Global Industries Ltd.*	43,200	695,088
Helix Energy Solutions Group, Inc.*	119,900	3,776,850
Oil States International, Inc.*	96,100	4,306,241
Rowan Cos., Inc.	14,400	592,992
Tidewater, Inc.^	33,000	1,818,630
Unit Corp.*	46,900	2,656,885

		20,277,086

Oil, Gas & Consumable Fuels (2.1%)
General Maritime Corp.^	94,700	2,235,867
Overseas Shipholding Group, Inc.^	57,300	4,013,292
Teekay Corp.^	8,100	344,007

		6,593,166

Total Energy.		26,870,252

Financials (15.7%)
Commercial Banks (1.3%)
Chemical Financial Corp.^	144,600	3,447,264
Peoples Bancorp, Inc./Ohio^	28,300	682,313

		4,129,577

Insurance (11.5%)
American National Insurance Co.	19,500	2,080,650
Arthur J. Gallagher & Co.^	99,200	2,343,104
Aspen Insurance Holdings Ltd.	253,700	6,692,606
Erie Indemnity Co., Class A	22,600	1,156,894
IPC Holdings Ltd.	172,200	4,821,600
Montpelier Reinsurance
Holdings Ltd.^	285,300	4,579,065
Old Republic International Corp.	388,300	5,012,953
Protective Life Corp.	97,700	3,962,712
RLI Corp.^	52,300	2,592,511
Security Capital Assurance Ltd.^	406,500	211,380
StanCorp Financial Group, Inc.	69,500	3,315,845

		36,769,320

Real Estate Investment Trusts (REITs) (0.5%)
Arbor Realty Trust, Inc. (REIT)^	99,200	1,495,936

Thrifts & Mortgage Finance (2.4%)
Corus Bankshares, Inc.^	206,100	2,005,353
PMI Group, Inc.^	197,400	1,148,868
Trustco Bank Corp./New York^	508,600	4,521,454

		7,675,675

Total Financials		50,070,508

Health Care (2.5%)
Health Care Equipment & Supplies (2.5%)
Hillenbrand Industries, Inc.	43,100	2,060,180
STERIS Corp.	116,500	3,125,695
West Pharmaceutical Services, Inc.^	61,100	2,702,453

Total Health Care		7,888,328

Industrials (26.8%)
Airlines (1.0%)
SkyWest, Inc.^	149,800	3,163,776

Building Products (6.2%)
American Woodmark Corp.^	107,500	2,210,200
Apogee Enterprises, Inc.	232,200	3,575,880
Gibraltar Industries, Inc.^	375,800	4,408,134
Simpson Manufacturing Co., Inc.^	113,400	3,082,212
Universal Forest Products, Inc.^	194,400	6,259,680

		19,536,106

Commercial Services & Supplies (2.2%)
ABM Industries, Inc.^	90,500	2,030,820
Mine Safety Appliances Co.^	122,500	5,045,775

		7,076,595

Electrical Equipment (3.4%)
A.O. Smith Corp.^	44,800	1,472,576
Brady Corp., Class A^	144,200	4,820,606
Franklin Electric Co., Inc.^	81,997	2,801,837
Powell Industries, Inc.*^	43,400	1,708,658

		10,803,677

Industrial Conglomerates (1.2%)
Carlisle Cos., Inc.	95,500	3,193,520
Teleflex, Inc.	12,000	572,520

		3,766,040

Machinery (10.1%)
Briggs & Stratton Corp.^	117,900	2,110,410
CIRCOR International, Inc.	79,210	3,663,463
Graco, Inc.	119,100	4,318,566
Kennametal, Inc.	129,700	3,817,071
Mueller Industries, Inc.	203,900	5,882,515
Nordson Corp.^	46,800	2,520,180

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Timken Co.	12,200	$362,584
Trinity Industries, Inc.^	80,900	2,155,985
Wabash National Corp.^	500,000	4,495,000
Watts Water Technologies, Inc., Class A^	105,200	2,948,756

		32,274,530

Road & Rail (2.7%)
Dollar Thrifty Automotive Group, Inc.*^	98,500	1,343,540
Genesee & Wyoming, Inc., Class A*^	146,400	5,036,160
Kansas City Southern, Inc.*^	56,400	2,262,204

		8,641,904

Total Industrials		85,262,628

Information Technology (5.5%)
Communications Equipment (1.2%)
Avocent Corp.*	217,300	3,672,370

Computers & Peripherals (0.5%)
Diebold, Inc.	41,600	1,562,080

Electronic Equipment & Instruments (2.4%)
Benchmark Electronics, Inc.*^	208,800	3,747,960
Mettler-Toledo International, Inc.*	40,400	3,923,648

		7,671,608

Semiconductors & Semiconductor Equipment (1.4%)
Cohu, Inc.^	193,200	3,139,500
OmniVision Technologies, Inc.*^	77,400	1,301,868

		4,441,368

Total Information Technology		17,347,426

Materials (9.3%)
Chemicals (3.9%)
Airgas, Inc.	43,200	1,964,304
Cabot Corp.	91,500	2,562,000
RPM International, Inc.	213,400	4,468,596
Westlake Chemical Corp.^	258,700	3,376,035

		12,370,935

Containers & Packaging (1.4%)
AptarGroup, Inc.	91,200	3,550,416
Bemis Co., Inc.^	41,600	1,057,888

		4,608,304

Metals & Mining (2.1%)
Gerdau Ameristeel Corp.^	210,100	2,964,511
Reliance Steel & Aluminum Co.	22,400	1,340,864
Steel Dynamics, Inc.	67,600	2,233,504

		6,538,879

Paper & Forest Products (1.9%)
AbitibiBowater, Inc.^	83,875	1,082,826
Glatfelter	234,800	3,547,828
Mercer International, Inc.*^	190,100	1,324,997

		5,955,651

Total Materials		29,473,769

Utilities (1.5%)
Electric Utilities (0.7%)
Sierra Pacific Resources	182,500	2,304,975

Gas Utilities (0.8%)
Atmos Energy Corp.	64,500	1,644,750
Energen Corp.	14,700	915,810

		2,560,560

Total Utilities		4,865,535

Total Common Stocks (93.7%) (Cost $363,591,041)		298,412,737

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (5.9%)
Federal Home Loan Bank	$18,910,000	18,909,212
1.50%, 4/1/08 (o)(p)
Short-Term Investments of Cash Collateral for Securities Loaned (31.4%)
Den Danske Bank/London
3.10%, 4/1/08	4,000,000	4,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	10,000,000	10,000,000
3.00%, 4/1/08 (r)	68,063,797	68,063,797
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	2,500,000	2,500,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	4,000,000	4,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	2,000,000	2,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	2,500,000	2,500,000
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		100,063,797

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	1,086	1,086

Total Short-Term Investments (37.3%) (Cost/Amortized Cost $118,974,883)		118,974,095

Total Investments (131.0%) (Cost/Amortized Cost $482,565,924)		417,386,832
Other Assets Less Liabilities (-31.0%)		(98,763,031)

Net Assets (100%)		$318,623,801

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/FRANKLIN SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$298,412,737	$118,974,095	$—	$417,386,832
Other Investments*	—	—	—	—

Total	$298,412,737	$118,974,095	$—	$417,386,832

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$60,243,020
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$48,974,020

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,036,445
Aggregate gross unrealized depreciation	(75,215,537)

Net unrealized depreciation	$(65,179,092)

Federal income tax cost of investments	$482,565,924

At March 31, 2008, the Portfolio had loaned securities with a total value of $98,041,687. This was secured by collateral of $100,063,797 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.0%)
Diversified Consumer Services (0.4%)
Corinthian Colleges, Inc.*	100,000	$723,000

Hotels, Restaurants & Leisure (2.1%)
Boyd Gaming Corp.	28,000	560,000
Churchill Downs, Inc.	10,000	472,400
Dover Motorsports, Inc.	20,000	123,000
Ladbrokes plc	50,000	308,862
MGM MIRAGE*	33,000	1,939,410

		3,403,672

Household Durables (0.6%)
Fortune Brands, Inc.	6,000	417,000
Harman International Industries, Inc.	7,000	304,780
Nobility Homes, Inc.	1,500	26,250
Skyline Corp.	7,000	194,740

		942,770

Internet & Catalog Retail (0.0%)
Liberty Media Corp., Interactive, Class A*	5,000	80,700

Leisure Equipment & Products (0.1%)
Fairchild Corp., Class A*	80,000	182,400

Media (5.5%)
Acme Communications, Inc.*^	4,000	8,080
Beasley Broadcasting Group, Inc., Class A	12,000	42,720
Cablevision Systems Corp. - New York Group, Class A*	145,000	3,107,350
CBS Corp., Class A	14,000	309,400
Clear Channel Communications, Inc.	29,000	847,380
Clear Channel Outdoor Holdings, Inc., Class A*^	18,000	342,180
Crown Media Holdings, Inc., Class A*^	10,000	51,700
Discovery Holding Co., Class A*	3,000	63,660
Emmis Communications Corp., Class A*^	75,000	261,000
Fisher Communications, Inc.*	16,500	514,140
Liberty Global, Inc., Class A*	1,080	36,807
Liberty Media Corp., Entertainment Series, Class A*	44,000	996,160
Lin TV Corp., Class A*^	135,000	1,297,350
Media General, Inc., Class A^	37,000	518,740
Primedia, Inc.^	4,000	29,400
Salem Communications Corp., Class A^	35,000	140,350
Shaw Communications, Inc., Class B	3,000	54,540
Triple Crown Media, Inc.*	3,000	8,370
Warner Music Group Corp.^	60,000	298,800
Young Broadcasting, Inc., Class A*	35,000	26,600
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.	8,451	100,198

		9,054,925

Multiline Retail (0.5%)
Macy’s, Inc.	34,000	784,040
Saks, Inc.*	200	2,494

		786,534

Specialty Retail (0.8%)
CSK Auto Corp.*^	90,000	837,900
Genesco, Inc.*	2,500	57,775
Midas, Inc.*^	20,000	343,800
Pier 1 Imports, Inc.*	10,000	62,800
Sally Beauty Holdings, Inc.*^	15,000	103,500

		1,405,775

Total Consumer Discretionary		16,579,776

Consumer Staples (4.1%)
Beverages (0.6%)
Pernod-Ricard S.A.	804	82,708
Scottish & Newcastle plc	55,000	862,331

		945,039

Food & Staples Retailing (0.5%)
CVS Caremark Corp.	10,000	405,100
Great Atlantic & Pacific Tea Co., Inc.*^	6,000	157,320
SUPERVALU, Inc.	6,000	179,880

		742,300

Food Products (2.9%)
Cadbury Schweppes plc (ADR)	35,000	1,547,700
Flowers Foods, Inc.	500	12,375
Groupe Danone (ADR)	5,000	89,750
H.J. Heinz Co.	5,000	234,850
Hershey Co.^	18,000	678,060
Reddy Ice Holdings, Inc.	5,000	65,150
Sara Lee Corp.	100,000	1,398,000
Tootsie Roll Industries, Inc.^	34,031	857,582

		4,883,467

Personal Products (0.1%)
Alberto-Culver Co.	5,500	150,755

Total Consumer Staples		6,721,561

Energy (1.9%)
Energy Equipment & Services (1.0%)
Grant Prideco, Inc.*	17,000	836,740
Rowan Cos., Inc.	10,000	411,800
RPC, Inc.^	30,000	455,700

		1,704,240

Oil, Gas & Consumable Fuels (0.9%)
Anadarko Petroleum Corp.	6,500	409,695
James River Coal Co.*	50,000	876,000
WesternZagros Resources Ltd.*	40,000	95,085

		1,380,780

Total Energy		3,085,020

Financials (8.3%)
Capital Markets (0.7%)
BKF Capital Group, Inc.*	12,000	23,040
Deutsche Bank AG (Registered)	1,000	113,050
SWS Group, Inc.	84,000	1,027,320

		1,163,410

Commercial Banks (1.5%)
PNC Financial Services Group, Inc.	11,000	721,270
Toronto-Dominion Bank Ltd.	16,568	1,016,447
Wachovia Corp.	27,000	729,000

		2,466,717

Consumer Finance (1.1%)
American Express Co.	6,000	262,320
SLM Corp.*	105,000	1,611,750

		1,874,070

Diversified Financial Services (0.1%)
Liberty Media Corp., Capital Series, Class A*	11,000	173,140

Insurance (4.2%)
Alfa Corp.	2,000	43,960
CNA Surety Corp.*	55,000	845,900
Marsh & McLennan Cos., Inc.	65,000	1,582,750
Midland Co.	70,000	4,545,100

		7,017,710

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (0.7%)
Flushing Financial Corp.	14,200	$249,636
New York Community Bancorp, Inc.^	2,000	36,440
NewAlliance Bancshares, Inc.	65,000	796,900
Sovereign Bancorp, Inc.	1	9

		1,082,985

Total Financials		13,778,032

Health Care (5.0%)
Biotechnology (0.3%)
Biogen Idec, Inc.*	8,000	493,520

Health Care Equipment & Supplies (3.7%)
Advanced Medical Optics, Inc.*^	44,000	893,200
AngioDynamics, Inc.*	4,000	46,240
ArthroCare Corp.*^	44,000	1,467,400
CONMED Corp.*	10,000	256,400
E-Z-EM, Inc.*	2,000	41,940
Exactech, Inc.*	1,000	25,190
Kensey Nash Corp.*	5,000	144,750
Orthofix International N.V.*	2,500	99,425
Osteotech, Inc.*	1,500	7,125
Possis Medical, Inc.*	150,000	2,922,000
RTI Biologics Inc.*	20,440	193,158

		6,096,828

Health Care Providers & Services (0.0%)
Chemed Corp.	1,000	42,200

Health Care Technology (0.2%)
AMICAS, Inc.*	44,000	99,000
IMS Health, Inc.	10,000	210,100

		309,100

Pharmaceuticals (0.8%)
Allergan, Inc.	2,808	158,344
Bristol-Myers Squibb Co.	2,000	42,600
Collagenex Pharmaceuticals, Inc.*	65,000	1,077,050
Taro Pharmaceuticals Industries Ltd.*	1,000	7,750
UCB S.A.	4,057	144,881

		1,430,625

Total Health Care		8,372,273

Industrials (7.7%)
Aerospace & Defense (0.5%)
Herley Industries, Inc.*	50,000	517,000
Honeywell International, Inc.	5,000	282,100

		799,100

Building Products (0.7%)
Griffon Corp.*	130,000	1,118,000

Commercial Services & Supplies (4.3%)
ChoicePoint, Inc.*	120,000	5,712,000
PHH Corp.*	18,000	313,740
R.R. Donnelley & Sons Co.	2,000	60,620
Republic Services, Inc.	10,000	292,400
Waste Industries USA, Inc.	20,000	723,000

		7,101,760

Electrical Equipment (0.4%)
Belden, Inc.^	1,000	35,320
Cooper Industries Ltd., Class A	4,000	160,600
SL Industries, Inc.*	14,000	278,600
Thomas & Betts Corp.*	5,000	181,850

		656,370

Machinery (1.2%)
Ampco-Pittsburgh Corp.	1,000	42,990
Baldwin Technology Co., Inc., Class A*	20,000	51,400
CIRCOR International, Inc.	1,000	46,250
Flowserve Corp.	2,000	208,760
ITT Corp.	3,000	155,430
Navistar International Corp.*	19,000	1,142,850
Tennant Co.	8,000	318,480
Watts Water Technologies, Inc., Class A^	4,000	112,120

		2,078,280

Trading Companies & Distributors (0.6%)
Kaman Corp.	15,000	424,350
Nuco2, Inc.*	24,000	666,480

		1,090,830

Total Industrials		12,844,340

Information Technology (11.1%)
Computers & Peripherals (2.3%)
Diebold, Inc.	100,000	3,755,000

Electronic Equipment & Instruments (0.5%)
Excel Technology, Inc.*^	22,000	593,120
Park Electrochemical Corp.	12,000	310,200

		903,320

Internet Software & Services (2.4%)
Yahoo!, Inc.*	140,000	4,050,200

IT Services (0.4%)
Acxiom Corp.	6,000	71,220
Affiliated Computer Services, Inc., Class A*	3,500	175,385
Alliance Data Systems Corp.*	8,000	380,080

		626,685

Software (5.5%)
BEA Systems, Inc.*	330,000	6,319,500
BladeLogic, Inc.*	60,000	1,683,000
Borland Software Corp.*^	8,000	16,160
FalconStor Software, Inc.*	4,000	30,440
GSE Systems, Inc.*	424	3,452
Take-Two Interactive Software, Inc.*^	40,000	1,020,800

		9,073,352

Total Information Technology		18,408,557

Materials (2.8%)
Chemicals (1.8%)
Ashland, Inc.	5,000	236,500
Chemtura Corp.	175,000	1,284,500
Ferro Corp.	30,000	445,800
Hercules, Inc.	20,000	365,800
Sensient Technologies Corp.	19,700	580,953

		2,913,553

Containers & Packaging (0.3%)
Greif, Inc., Class A	1,500	101,895
Myers Industries, Inc.^	34,000	446,420

		548,315

Metals & Mining (0.7%)
Barrick Gold Corp.	7,000	304,150
Gold Fields Ltd. (ADR)^	4,000	55,320
Rio Tinto plc (ADR)	2,000	823,680
WHX Corp.*	4,000	7,400

		1,190,550

Total Materials		4,652,418

Telecommunication Services (5.3%)
Diversified Telecommunication Services (0.6%)
Asia Satellite Telecommunications Holdings Ltd. (ADR)†	10,000	189,357
Cincinnati Bell, Inc.*	150,000	639,000

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Portugal Telecom SGPS S.A. (Registered)	10,000	$116,196
Qwest Communications International, Inc.	6,000	27,180

		971,733

Wireless Telecommunication Services (4.7%)
Centennial Communications Corp.*	8,000	47,280
Millicom International Cellular S.A.*	2,000	189,100
Rogers Communications, Inc., Class B	2,000	71,840
Rural Cellular Corp., Class A*^	125,000	5,528,750
Sprint Nextel Corp.	140,000	936,600
U.S. Cellular Corp.*	20,000	1,100,000

		7,873,570

Total Telecommunication Services		8,845,303

Utilities (8.5%)
Electric Utilities (0.4%)
DPL, Inc.	20,000	512,800
Westar Energy, Inc.	6,000	136,620

		649,420

Gas Utilities (0.0%)
Southwest Gas Corp.	500	13,980

Independent Power Producers & Energy Traders (0.3%)
NRG Energy, Inc.*	10,000	389,900
Multi-Utilities (7.8%)
Aquila, Inc.*	1,400,000	4,494,000
Energy East Corp.	115,000	2,773,800
Integrys Energy Group, Inc.	1,000	46,640
NorthWestern Corp.	55,000	1,340,350
NSTAR	6,000	182,580
PNM Resources, Inc.	20,000	249,400
Puget Energy, Inc.	150,000	3,880,500
Suez S.A. (VVPR)*	4,000	63

		12,967,333

Total Utilities		14,020,633

Total Common Stocks (64.7%) (Cost $117,629,780)		107,307,913

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (28.3%)
U.S. Treasury Bills
1.19%, 6/12/08 (p)^	$17,000,000	16,959,030
1.54%, 4/10/08 (p)^	5,000,000	4,997,862
1.78%, 5/1/08 (p)^	15,000,000	14,977,008
1.22%, 5/8/08 (p)^	10,000,000	9,987,150

		46,921,050

Short-Term Investments of Cash Collateral for Securities Loaned (13.7%)
Den Danske Bank/London
3.10%, 4/1/08	400,000	400,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	2,000,000	2,000,000
3.00%, 4/1/08 (r)	18,775,090	18,775,090
Lloyds Bank plc/London
3.40%, 4/1/08	750,000	750,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	400,000	400,000
Raiffeisen Zentralbank
3.40%, 4/1/08	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,825,090

Time Deposit (6.4%)
JPMorgan Chase Nassau
1.59%, 4/1/08	10,665,862	10,665,862

Total Short-Term Investments (48.4%) (Cost/Amortized Cost $80,320,606)		80,412,002

Total Investments (113.1%) (Cost/Amortized Cost $197,950,386)		187,719,915
Other Assets Less Liabilities (-13.1%)		(21,707,600)

Net Assets (100%)		$166,012,315

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $189,357 or 0.11% of net assets) valued at fair value.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

(Belgium Dividend Coupon)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$105,413,569	$82,116,989	$189,357	$187,719,915
Other Investments*	—	—	—	—

Total	$105,413,569	$82,116,989	$189,357	$187,719,915

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$186,000	$—
Total gains or losses (realized/unrealized) included in earnings	3,357	—
Purchases, sales, issueances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$189,357	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$3,357	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$63,327,049
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$84,245,760

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,406,076
Aggregate gross unrealized depreciation	(15,110,275)

Net unrealized depreciation	$(10,704,199)

Federal income tax cost of investments	$198,424,114

At March 31, 2008, the Portfolio had loaned securities with a total value of $33,847,734. This was secured by collateral of $22,825,090 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $11,735,745 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $41,673 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.8%)
Auto Components (2.7%)
Beru AG	10,000	$1,170,642
BorgWarner, Inc.	194,000	8,347,820
Dana Corp.*†	180,000	720
Dana Holding Corp.	50,000	500,000
Hawk Corp., Class A*^	52,000	911,040
Modine Manufacturing Co.^	580,000	8,404,200
Proliance International, Inc.*	220,000	400,400
Spartan Motors, Inc.^	290,000	2,453,400
Standard Motor Products, Inc.^	621,000	3,800,520
Stoneridge, Inc.*^	250,000	3,362,500
Strattec Security Corp.^	21,000	888,930
Superior Industries International, Inc.^	150,000	3,112,500
Tenneco, Inc.*^	100,000	2,794,000

		36,146,672

Automobiles (0.1%)
Coachmen Industries, Inc.	36,000	107,280
Fleetwood Enterprises, Inc.*^	140,000	644,000
Monaco Coach Corp.^	30,000	284,400
Thor Industries, Inc.^	4,000	119,080

		1,154,760

Diversified Consumer Services (0.2%)
Corinthian Colleges, Inc.*^	120,000	867,600
Matthews International Corp., Class A^	15,000	723,750
Universal Technical Institute, Inc.*^	167,000	1,958,910

		3,550,260

Hotels, Restaurants & Leisure (3.0%)
Boyd Gaming Corp.^	8,000	160,000
Canterbury Park Holding Corp.	115,000	1,086,750
Churchill Downs, Inc.^	166,000	7,841,840
Denny’s Corp.*^	8,000	23,840
Dover Downs Gaming & Entertainment, Inc.^	80,000	680,800
Dover Motorsports, Inc.^	290,000	1,783,500
Gaylord Entertainment Co.*^	330,000	9,995,700
International Speedway Corp., Class A	13,000	535,600
Marcus Corp.^	60,000	1,152,000
Nathan’s Famous, Inc.*^	30,000	420,000
Orient-Express Hotels Ltd., Class A^	105,000	4,531,800
Pinnacle Entertainment, Inc.*^	230,000	2,944,000
Six Flags, Inc.*^	45,000	73,800
Sonesta International Hotels Corp.‡	220,400	5,454,900
Steak n Shake Co.*^	400,000	3,148,000
Triarc Cos., Inc., Class A	40,000	252,000
Triarc Cos., Inc., Class B^	70,000	483,700

		40,568,230

Household Durables (0.9%)
Cavalier Homes, Inc.*	750,000	1,185,000
Cavco Industries, Inc.*^	94,500	3,311,280
Champion Enterprises, Inc.*^	407,100	4,083,213
Lenox Group, Inc.*^	5,000	8,850
Nobility Homes, Inc.	37,500	656,250
Palm Harbor Homes, Inc.*^	35,000	184,100
Skyline Corp.^	97,000	2,698,540

		12,127,233

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*^	260,000	2,212,600
Liberty Media Corp., Interactive, Class A*	12,500	201,750
NutriSystem, Inc.*^	22,000	331,540

		2,745,890

Leisure Equipment & Products (0.3%)
Aruze Corp.	45,000	1,390,450
Fairchild Corp., Class A*	600,000	1,368,000
Marine Products Corp.^	150,000	1,212,000

		3,970,450

Media (5.4%)
Acme Communications, Inc.*	65,000	131,300
AH Belo Corp.*^	30,000	342,900
Beasley Broadcasting Group, Inc., Class A	345,000	1,228,200
Belo Corp., Class A	123,000	1,300,110
Cablevision Systems Corp. - New York Group, Class A*	350,000	7,500,500
Carmike Cinemas, Inc.^	95,000	976,600
Charter Communications, Inc., Class A*^	48,000	40,896
Citadel Broadcasting Corp.^	510,000	846,600
Crown Media Holdings, Inc., Class A*^	110,000	568,700
Cumulus Media, Inc., Class A*	3,011	19,210
Discovery Holding Co., Class A*	25,000	530,500
E.W. Scripps Co., Class A^	45,000	1,890,450
Emmis Communications Corp., Class A*^	300,000	1,044,000
Fisher Communications, Inc.*^	225,000	7,011,000
Gemstar-TV Guide International, Inc.*^	600,059	2,820,277
Gray Television, Inc.^	382,000	2,173,580
Gray Television, Inc., Class A	37,700	188,500
Grupo Televisa S.A. (Sponsored ADR)	90,000	2,181,600
Hearst-Argyle Television, Inc.^	50,000	1,031,500
Il Sole 24 Ore*	220,000	1,387,564
Imax Corp.*	18,000	125,460
Interactive Data Corp.^	130,000	3,701,100
Interep National Radio Sales, Inc., Class A*	65,000	3,250
Journal Communications, Inc., Class A^	745,000	5,498,100
Journal Register Co.^	85,000	46,750
Lakes Entertainment, Inc.*^	95,000	419,900
Lee Enterprises, Inc.^	280,000	2,802,800
Liberty Global, Inc., Class A*	15,000	511,200
Liberty Media Corp., Entertainment Series, Class A*	20,000	452,800
Lin TV Corp., Class A*^	625,000	6,006,250
Martha Stewart Living Omnimedia, Inc., Class A*^	475,000	3,529,250
McClatchy Co., Class A^	90,000	963,000
MDC Partners, Inc., Class A*^	5,000	36,350
Media General, Inc., Class A^	280,000	3,925,600
Meredith Corp.	43,000	1,644,750
Nexstar Broadcasting Group, Inc., Class A*^	15,000	88,500
Primedia, Inc.^	120,000	882,000
Salem Communications Corp., Class A	535,000	2,145,350
Sinclair Broadcast Group, Inc., Class A^	270,000	2,405,700
Triple Crown Media, Inc.*	150,000	418,500
Voyager Learning Co.*	400,000	2,600,000
Warner Music Group Corp.^	225,000	1,120,500

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Young Broadcasting, Inc., Class A*	815,400	$619,704

		73,160,801

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.^	435,000	2,379,450

Specialty Retail (2.3%)
AutoNation, Inc.*^	50,000	748,500
Bed Bath & Beyond, Inc.*^	7,000	206,500
Big 5 Sporting Goods Corp.^	40,000	350,800
Bowlin Travel Centers, Inc.*	70,000	109,900
Coldwater Creek, Inc.*^	470,000	2,373,500
Collective Brands, Inc.*^	60,000	727,200
CSK Auto Corp.*^	550,000	5,120,500
Earl Scheib, Inc.*‡	280,000	739,200
Midas, Inc.*^	420,000	7,219,800
Penske Auto Group, Inc.^	105,100	2,045,246
Pep Boys—Manny, Moe & Jack^	475,000	4,731,000
Sally Beauty Holdings, Inc.*^	161,600	1,115,040
Tractor Supply Co.*^	150,000	5,928,000

		31,415,186

Textiles, Apparel & Luxury Goods (0.5%)
Ashworth, Inc.*^	2,000	5,720
Escada AG*	72,000	1,975,583
Hanesbrands, Inc.*	60,600	1,769,520
Hartmarx Corp.*	450,000	1,314,000
Levcor International, Inc.*	150,000	37,500
Movado Group, Inc.^	50,000	974,500
Wolverine World Wide, Inc.^	20,000	580,200

		6,657,023

Total Consumer Discretionary		213,875,955

Consumer Staples (7.0%)
Beverages (0.7%)
Boston Beer Co., Inc., Class A*^	106,000	5,039,240
Brown-Forman, Class A^	3,000	207,720
Davide Campari-Milano S.p.A.	80,000	776,113
PepsiAmericas, Inc.	100,000	2,553,000

		8,576,073

Food & Staples Retailing (2.1%)
Great Atlantic & Pacific Tea Co., Inc.*^	525,000	13,765,500
Ingles Markets, Inc., Class A^	340,000	8,360,600
Village Super Market, Inc., Class A^	20,000	1,030,000
Weis Markets, Inc.^	27,000	930,690
Winn-Dixie Stores, Inc.*^	255,000	4,579,800

		28,666,590

Food Products (2.6%)
Bull-Dog Sauce Co., Ltd.	40,000	102,327
Corn Products International, Inc.	64,000	2,376,960
Del Monte Foods Co.	570,000	5,432,100
Flowers Foods, Inc.^	70,000	1,732,500
Griffin Land & Nurseries, Inc.	166,000	5,677,200
Hain Celestial Group, Inc.*^	40,000	1,180,000
J & J Snack Foods Corp.^	53,000	1,455,910
John B. Sanfilippo & Son, Inc.*	1,000	8,910
Nissin Food Products Co., Ltd.	120,000	4,044,944
Ralcorp Holdings, Inc.*^	60,000	3,489,000
Rock Field Co., Ltd.	190,000	3,004,013
Smart Balance, Inc.*	160,000	1,264,000
Tootsie Roll Industries, Inc.^	228,588	5,760,418

		35,528,282

Household Products (1.1%)
Church & Dwight Co., Inc.^	75,000	4,068,000
Energizer Holdings, Inc.*	20,000	1,809,600
Katy Industries, Inc.*‡	565,500	876,525
Oil-Dri Corp. of America‡	400,625	7,167,182
WD-40 Co.^	38,000	$1,263,500

		15,184,807

Personal Products (0.5%)
Elizabeth Arden, Inc.*^	10,000	199,500
Revlon, Inc., Class A*^	205,000	200,900
Schiff Nutrition International, Inc.‡	900,000	5,391,000
United-Guardian, Inc.	127,000	1,300,480

		7,091,880

Total Consumer Staples		95,047,632

Energy (1.8%)
Energy Equipment & Services (1.6%)
Oceaneering International, Inc.*	50,000	3,150,000
Rowan Cos., Inc.	115,000	4,735,700
RPC, Inc.^	800,100	12,153,519
Union Drilling, Inc.*^	115,000	2,011,350
W-H Energy Services, Inc.*^	5,000	344,250

		22,394,819

Oil, Gas & Consumable Fuels (0.2%)
Callon Petroleum Co.*^	1,000	18,090
Genesis Energy LP.	55,300	1,036,322
James River Coal Co.*	60,000	1,051,200

		2,105,612

Total Energy		24,500,431

Financials (6.1%)
Capital Markets (2.4%)
BKF Capital Group, Inc.*	50,000	96,000
Epoch Holding Corp.^	415,000	4,971,700
Janus Capital Group, Inc.	260,000	6,050,200
Pzena Investment Management, Inc.^	44,000	498,080
SWS Group, Inc.^	480,000	5,870,400
Waddell & Reed Financial, Inc.	470,000	15,101,100

		32,587,480

Commercial Banks (0.7%)
Nara Bancorp, Inc.^	484,200	6,289,758
Sterling Bancorp/New York^	221,000	3,432,130

		9,721,888

Diversified Financial Services (0.6%)
BPW Acquisition Corp.*	585,000	5,592,600
Highlands Acquisition Corp.*^	95,000	897,750
Ideation Acquisition Corp.*	118,000	861,400
Liberty Media Corp., Capital Series, Class A*	5,000	78,700
SP Acquisition Holdings, Inc.*	15,000	146,700

		7,577,150

Insurance (1.7%)
Alleghany Corp.*	3,845	1,313,067
Argo Group International Holdings Ltd.*^	77,807	2,763,705
CNA Surety Corp.*	460,000	7,074,800
Midland Co.^	185,000	12,012,050

		23,163,622

Real Estate Investment Trusts (REITs) (0.0%)
Deerfield Capital Corp.	11,663	16,445

Real Estate Management & Development (0.0%)
Gyrodyne Co. of America, Inc.*	2,000	78,500

Thrifts & Mortgage Finance (0.7%)
Crazy Woman Creek Bancorp, Inc.	13,000	252,200
Flushing Financial Corp.^	140,000	2,461,200
Franklin Bank Corp./Texas*^	60,000	181,800
NewAlliance Bancshares, Inc.^	400,000	4,904,000

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Sovereign Bancorp, Inc.^	150,000	$1,398,000

		9,197,200

Total Financials		82,342,285

Health Care (7.6%)
Biotechnology (0.2%)
Crucell N.V. (ADR)*^	181,000	2,789,210
Vanda Pharmaceuticals, Inc.*	20,000	77,400

		2,866,610

Health Care Equipment & Supplies (4.7%)
Advanced Medical Optics, Inc.*^	615,000	12,484,500
Align Technology, Inc.*^	205,000	2,277,550
AngioDynamics, Inc.*^	160,000	1,849,600
Anika Therapeutics, Inc.*^	3,500	29,680
ArthroCare Corp.*^	30,000	1,000,500
Biolase Technology, Inc.*^	120,000	370,800
CONMED Corp.*^	135,000	3,461,400
Cooper Cos., Inc.^	50,000	1,721,500
Cutera, Inc.*^	260,000	3,502,200
Del Global Technologies Corp.*	30,000	70,500
Dentsply International, Inc.	5,000	193,000
DexCom, Inc.*^	65,000	269,100
Edwards Lifesciences Corp.*	65,000	2,895,750
Exactech, Inc.*^	130,000	3,274,700
Greatbatch, Inc.*^	455,000	8,376,550
ICU Medical, Inc.*^	40,000	1,150,800
Inverness Medical Innovations, Inc.*^	10,000	301,000
Kensey Nash Corp.*^	100,000	2,895,000
Mentor Corp.^	160,000	4,115,200
Micrus Endovascular Corp.*^	180,000	2,224,800
National Dentex Corp.*	32,000	412,480
Orthofix International N.V.*^	32,000	1,272,640
Palomar Medical Technologies, Inc.*^	12,000	181,200
Possis Medical, Inc.*	110,000	2,142,800
Quidel Corp.*	50,000	803,000
RTI Biologics, Inc.*^	120,000	1,134,000
SSL International plc	85,000	765,033
Syneron Medical Ltd.*^	15,000	218,250
Thoratec Corp.*^	120,000	1,714,800
Vascular Solutions, Inc.*	225,000	1,379,250
Young Innovations, Inc.	40,000	692,800

		63,180,383

Health Care Providers & Services (1.2%)
American Dental Partners, Inc.*^	50,000	483,500
Animal Health International, Inc.*^	120,000	1,312,800
Chemed Corp.^	75,000	3,165,000
Henry Schein, Inc.*	4,000	229,600
MWI Veterinary Supply, Inc.*^	15,000	528,900
Odyssey HealthCare, Inc.*^	430,000	3,870,000
Owens & Minor, Inc.^	140,000	5,507,600
Patterson Cos., Inc.*	15,000	544,500
PSS World Medical, Inc.*^	70,000	1,166,200

		16,808,100

Health Care Technology (0.2%)
AMICAS, Inc.*^	225,000	506,250
IMS Health, Inc.	140,000	2,941,400

		3,447,650

Life Sciences Tools & Services (0.1%)
Invitrogen Corp.*	13,000	1,111,110

Pharmaceuticals (1.2%)
Allergan, Inc.	32,000	1,804,480
Alpharma, Inc., Class A*^	300,000	7,863,000
Heska Corp.*	150,000	238,500
Matrixx Initiatives, Inc.*^	260,000	3,806,400
Pain Therapeutics, Inc.*^	260,000	2,197,000
TL Administration Corp.*†	85,000	340

		15,909,720

Total Health Care		103,323,573

Industrials (22.5%)
Aerospace & Defense (1.8%)
AAR Corp.*^	73,000	1,990,710
Curtiss-Wright Corp.^	54,000	2,239,920
Empresa Brasileira de Aeronautica S.A. (ADR)^	4,000	158,040
GenCorp, Inc.*^	300,000	3,087,000
Heico Corp.^	13,000	633,750
Herley Industries, Inc.*	373,000	3,856,820
Innovative Solutions & Support, Inc.*^	15,000	158,550
Moog, Inc., Class A*^	60,000	2,532,600
Precision Castparts Corp.	100,000	10,208,000

		24,865,390

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*^	322,900	5,072,759

Building Products (0.3%)
Griffon Corp.*^	425,000	3,655,000

Commercial Services & Supplies (3.3%)
ACCO Brands Corp.*^	105,000	1,424,850
Allied Waste Industries, Inc.*	300,000	3,243,000
American Ecology Corp.^	2,000	50,660
Brink’s Co.	40,000	2,687,200
Casella Waste Systems, Inc.*^	25,000	273,250
ChoicePoint, Inc.*	250,000	11,900,000
Copart, Inc.*	22,000	852,720
Covanta Holding Corp.*	150,000	4,125,000
Duff & Phelps Corp., Class A*^	22,000	395,780
Layne Christensen Co.*^	39,000	1,365,780
Nashua Corp.*	162,600	1,786,974
Republic Services, Inc.	200,000	5,848,000
Rollins, Inc.	470,000	8,314,300
Waste Connections, Inc.*^	5,000	153,700
Waste Industries USA, Inc.	40,000	1,446,000
Waste Services, Inc.*^	20,000	162,400
WCA Waste Corp.*	40,000	243,200

		44,272,814

Construction & Engineering (0.3%)
Furmanite Corp.*^	435,000	3,697,500
Insituform Technologies, Inc., Class A*^	72,000	995,760

		4,693,260

Electrical Equipment (3.6%)
A.O. Smith Corp.^	7,000	230,090
A.O. Smith Corp., Class A^	8,000	260,000
Acuity Brands, Inc.^	2,000	85,900
Ametek, Inc.	200,000	8,782,000
Baldor Electric Co.^	215,000	6,020,000
Belden, Inc.^	54,000	1,907,280
C&D Technologies, Inc.*^	14,000	70,280
Franklin Electric Co., Inc.^	110,000	3,758,700
GrafTech International Ltd.*^	575,000	9,320,750
MagneTek, Inc.*^	470,000	1,616,800
Roper Industries, Inc.	37,000	2,199,280
SL Industries, Inc.*	140,300	2,791,970
Tech/Ops Sevcon, Inc.‡	250,000	1,750,000
Thomas & Betts Corp.*	210,000	7,637,700
Woodward Governor Co.	74,000	1,977,280

		48,408,030

Industrial Conglomerates (0.8%)
Standex International Corp.^	72,000	1,608,480

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tredegar Corp.^	500,000	$9,105,000

		10,713,480

Machinery (9.5%)
Ampco-Pittsburgh Corp.	220,000	9,457,800
Badger Meter, Inc.^	60,000	2,592,000
Baldwin Technology Co., Inc., Class A*^	390,000	1,002,300
Barnes Group, Inc.^	7,000	160,650
Basin Water, Inc.*^	20,000	114,800
CIRCOR International, Inc.^	270,000	12,487,500
Clarcor, Inc.^	400,000	14,220,000
CNH Global N.V.	320,000	16,649,600
Crane Co.	275,000	11,096,250
Donaldson Co., Inc.	40,000	1,611,200
Flowserve Corp.	190,000	19,832,212
Gehl Co.*^	62,000	1,050,280
Gorman-Rupp Co.^	70,312	2,312,562
Graco, Inc.^	122,000	4,423,720
IDEX Corp.	163,000	5,002,470
L.S. Starrett Co., Class A	65,500	1,260,220
Mueller Water Products, Inc., Class A^	57,000	466,260
Navistar International Corp.*	90,000	5,413,500
Oshkosh Corp.^	12,000	435,360
Robbins & Myers, Inc.^	168,000	5,485,200
Tennant Co.^	185,000	7,364,850
Watts Water Technologies, Inc., Class A^	220,000	6,166,600

		128,605,334

Road & Rail (0.0%)
Providence and Worcester Railroad Co.	35,000	673,750

Trading Companies & Distributors (2.5%)
GATX Corp.	380,000	14,846,600
Huttig Building Products, Inc.*	44,000	102,080
Industrial Distribution Group, Inc.*^	170,000	1,706,800
Kaman Corp.^	555,600	15,717,924
National Patent Development Corp.*^	200,000	480,000
Rush Enterprises, Inc., Class B*^	25,000	367,000

		33,220,404

Total Industrials		304,180,221

Information Technology (7.0%)
Communications Equipment (0.9%)
3Com Corp.*	100,000	229,000
Bel Fuse, Inc., Class A^‡	248,200	7,790,998
Communications Systems, Inc.	100,000	1,077,000
Nextwave Wireless, Inc.*^	200,000	1,010,000
Nortel Networks Corp.*	100,000	669,000
Plantronics, Inc.^	45,000	868,950

		11,644,948

Computers & Peripherals (1.8%)
Diebold, Inc.	149,100	5,598,705
Intermec, Inc.*^	802,000	17,796,380
Transact Technologies, Inc.*^	135,000	662,850

		24,057,935

Electronic Equipment & Instruments (2.0%)
Anixter International, Inc.*^	2,000	128,080
CTS Corp.^	455,000	4,868,500
Excel Technology, Inc.*^	60,000	1,617,600
Gerber Scientific, Inc.*^	460,000	4,089,400
KEMET Corp.*^	365,000	1,474,600
Littelfuse, Inc.*^	96,000	3,357,120
Methode Electronics, Inc.	150,000	1,753,500
Park Electrochemical Corp.^	390,000	10,081,500
Trans-Lux Corp.*	91,500	320,250

		27,690,550

Internet Software & Services (0.4%)
ValueClick, Inc.*^	300,000	5,175,000

IT Services (0.2%)
Edgewater Technology, Inc.*	450,000	2,371,500

Semiconductors & Semiconductor Equipment (0.4%)
California Micro Devices Corp.*^	800,000	2,352,000
Cypress Semiconductor Corp.*^	70,000	1,652,700
MoSys, Inc.*^	32,000	139,520
Trident Microsystems, Inc.*	260,000	1,339,000

		5,483,220

Software (1.3%)
BEA Systems, Inc.*	600,000	11,490,000
Borland Software Corp.*^	84,000	169,680
FalconStor Software, Inc.*^	75,000	570,750
GSE Systems, Inc.*^	11,323	92,169
Stamford Industrial Group, Inc.*	450,000	607,500
Take-Two Interactive Software, Inc.*^	170,000	4,338,400
Tyler Technologies, Inc.*^	60,000	838,800

		18,107,299

Total Information Technology		94,530,452

Materials (6.4%)
Chemicals (4.9%)
Albemarle Corp.^	14,000	511,280
Arch Chemicals, Inc.^	63,000	2,347,380
Chemtura Corp.	1,470,000	10,789,800
Core Molding Technologies, Inc.*	250,000	1,762,500
Cytec Industries, Inc.	5,000	269,250
Ferro Corp.	600,000	8,916,000
Hawkins, Inc.^	152,500	2,318,000
Hercules, Inc.	670,000	12,254,300
Material Sciences Corp.*	145,000	1,125,200
NewMarket Corp.^	24,000	1,810,800
Omnova Solutions, Inc.*^	700,000	2,793,000
Scotts Miracle-Gro Co., Class A^	25,000	810,500
Sensient Technologies Corp.	400,000	11,796,000
Zep, Inc.^	515,000	8,353,300

		65,857,310

Containers & Packaging (1.3%)
Chesapeake Corp.^	15,000	72,150
Greif, Inc., Class A	132,000	8,966,760
Myers Industries, Inc.	650,000	8,534,500

		17,573,410

Metals & Mining (0.2%)
Barrick Gold Corp.	35,000	1,520,750
Kinross Gold Corp.*^	28,167	622,772
WHX Corp.*	43,000	79,550

		2,223,072

Paper & Forest Products (0.0%)
Schweitzer-Mauduit International, Inc.^	30,000	694,200

Total Materials		86,347,992

Telecommunication Services (3.6%)
Diversified Telecommunication Services (1.2%)
ATX Communications, Inc.*†	30,000	342
Cincinnati Bell, Inc.*^	2,550,000	10,863,000
Citizens Communications Co.	50,000	524,500
D&E Communications, Inc.	95,000	845,500
Verizon Communications, Inc.	90,000	3,280,500
Windstream Corp.	27,000	322,650

		15,836,492

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (2.4%)
Centennial Communications Corp.*^	200,000	$1,182,000
Clearwire Corp., Class A*^	123,000	1,821,630
Rogers Communications, Inc., Class B	200,000	7,184,000
Rural Cellular Corp., Class A*	300,000	13,269,000
U.S. Cellular Corp.*	66,000	3,630,000
Vimpel-Communications OJSC (Sponsored ADR)	205,000	6,127,450

		33,214,080

Total Telecommunication Services		49,050,572

Utilities (5.3%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.	22,000	1,111,000
El Paso Electric Co.*^	420,000	8,975,400
Unisource Energy Corp.	120,000	2,671,200
Westar Energy, Inc.^	210,000	4,781,700

		17,539,300

Gas Utilities (1.4%)
AGL Resources, Inc.	4,000	137,280
EnergySouth, Inc.^	17,000	887,230
National Fuel Gas Co.	120,000	5,665,200
ONEOK, Inc.	80,000	3,570,400
Southwest Gas Corp.^	300,000	8,388,000

		18,648,110

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	25,000	416,750

Multi-Utilities (2.4%)
Aquila, Inc.*	4,800,000	15,408,000
CH Energy Group, Inc.^	200,000	7,780,000
NorthWestern Corp.^	300,000	7,311,000
PNM Resources, Inc.^	215,000	2,681,050

		33,180,050

Water Utilities (0.2%)
Pennichuck Corp.	83,800	1,935,780
SJW Corp.^	22,000	628,980

		2,564,760

Total Utilities		72,348,970

Total Common Stocks (83.1%) (Cost $1,032,427,686)		1,125,548,083

	Number of Warrants
WARRANT:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal Mogul Corp.,expiring 12/27/14* (Cost $—)	4,531	16,085

	Principal Amount
SHORT TERM INVESTMENTS:
Government Securities (15.7%)
U.S. Treasury Bills
1.54%, 4/10/08^ (p)	$70,000,000	69,970,057
2.32%, 4/15/08^ (p)	29,000,000	28,971,967
1.22%, 5/8/08^ (p)	45,000,000	44,942,175
1.19%, 6/12/08^ (p)	44,500,000	44,392,755
1.41%, 8/21/08 (p)	25,000,000	24,860,950

Total Government Securities		213,137,904

Short-Term Investments of Cash Collateral for Securities Loaned (23.3%)
Bancaja U.S. Debt S.A.U.
4.64%, 7/10/09 (l)	5,001,397	5,001,397
Beta Finance, Inc.
2.37%, 5/11/09 (l)	9,994,024	9,994,024
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
3.04%, 6/30/08 (l)	6,950,000	6,950,000
Calyon/New York
2.37%, 10/14/08 (l)	9,998,574	9,998,574
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	10,000,000	10,000,000
Comerica Bank
2.59%, 6/19/09 (l)	10,001,168	10,001,168
Den Danske Bank/London
3.10%, 4/1/08	7,000,000	7,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	80,000,000	80,000,000
3.00%, 4/1/08 (r)	109,004,763	109,004,763
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	2,000,000	2,000,000
3.12%, 8/18/08 (l)	5,000,000	5,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	10,000,000	10,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	10,000,000	10,000,000
2.40%, 3/26/10 (l)	1,000,000	1,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	6,000,000	6,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	7,000,000	7,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	2,000,000	2,000,000
2.40%, 6/25/10 (l)	9,997,748	9,997,748
Raiffeisen Zentralbank
3.40%, 4/1/08	10,000,000	10,000,000
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		315,947,674

Time Deposit (1.6%)
JPMorgan Chase Nassau
1.59%, 4/1/08	21,433,412	21,433,412

Total Short-Term Investments (40.6%) (Cost/Amortized Cost $550,175,635)		550,518,990

Total Investments (123.7%) (Cost/Amortized Cost $1,582,603,321)		1,676,083,158
Other Assets Less Liabilities (-23.7%)		(320,943,475)

Net Assets (100%)		$1,355,139,683

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,402 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
Bel Fuse, Inc., Class A	$6,853,163	$1,561,338	$—	$7,790,998	$12,300	$—
Earl Scheib, Inc.	980,000	—	—	739,200	—	—
Katy Industries, Inc.	1,050,000	79,181	—	876,525	—	—
Oil-Dri Corp of America	8,789,712	—	—	7,167,182	52,081	—
Schiff Nutrition International Inc.	5,155,094	10,621	—	5,391,000	—	—
Sonesta International Hotels Corp.	3,150,000	3,492,888	—	5,454,900	110,150	(5,665)
Tech/Ops Sevcon, Inc.	1,197,750	691,437	12,653	1,750,000	4,200	—

	$27,175,719	$5,835,465	$12,653	$29,169,805	$178,731	$(5,665)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,110,946,095	$565,135,661	$1,402	$1,676,083,158
Other Investments*	—	—	—	—

Total	$1,110,946,095	$565,135,661	$1,402	$1,676,083,158

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,202	$—
Total gains or losses (realized/unrealized) included in earnings	(3,590)	—
Purchases, sales, issueances, and settlements (net)	(1,210)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$1,402	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$58,806	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$230,637,005
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$92,278,031

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,661,775
Aggregate gross unrealized depreciation	(131,349,147)

Net unrealized appreciation	$87,312,628

Federal income tax cost of investments	$1,588,770,530

At March 31, 2008, the Portfolio had loaned securities with a total value of $410,679,239. This was secured by collateral of $315,947,674 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $101,527,702 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $43,813, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $211,786 as brokerage commissions with Gabelli & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (23.8%)
Asset-Backed Securities (12.9%)
ACE Securities Corp., Series 06-NC3 A2A
2.649%, 12/25/36 (b)(l)	$434,787	$417,329
Bear Stearns Asset Backed Securities Trust, Series 06-HE10 21A1
2.669%, 12/25/36 †(b)(l)	347,641	330,911
Carrington Mortgage Loan Trust, Series 06-NC5 A1
2.649%, 1/25/37 (b)(l)	406,390	380,340
Chase Issuance Trust, Series 07-A17 A
5.120%, 10/15/14	500,000	516,935
Citibank Omni Master Trust, Series 07-A9A A9
3.699%, 12/23/13 § (l)	560,000	560,846
Countrywide Asset-Backed Certificates, Series 06-22 2A1
2.649%, 5/25/37 (b)(l)	350,552	338,995
Daimler Chrysler Auto Trust, Series 04-C A4
3.280%, 12/8/09	288,729	288,867
Series 06-B A3
5.330%, 8/8/10	635,142	641,486
Ford Credit Auto Owner Trust, Series 07-A A2A
5.420%, 4/15/10	515,024	519,927
Series 08-A A3A
3.960%, 4/15/12	520,000	521,872
Honda Auto Receivables Owner Trust, Series 06-2 A3
5.300%, 7/21/10	435,640	439,063
Series 07-2 A2
5.410%, 11/23/09	409,573	413,653
Indymac Residential Asset Backed Trust, Series 06-E 2A1
2.659%, 4/25/37 (b)(l)	387,822	372,171
MBNA Credit Card Master Note Trust, Series 05-A7 A7
4.300%, 2/15/11	950,000	952,589
Morgan Stanley ABS Capital I, Series 06-HE8 A2A
2.649%, 10/25/36 (b)(l)	340,705	331,195
Nissan Auto Receivables Owner Trust, Series 05-C A3
4.190%, 7/15/09	241,205	241,919
Residential Asset Mortgage Products, Inc., Series 06-EFC2 A1
2.659%, 12/25/36 (b)(l)	277,715	262,292
Structured Asset Securities Corp., Series 06-BC6 A2
2.679%, 1/25/37 †(b)(l)	416,394	395,574
Series 07-WF2 A2
3.299%, 8/25/37 (l)	498,082	485,163
USAA Auto Owner Trust, Series 08-1 A3
4.160%, 4/16/12	690,000	695,423

		9,106,550

Non-Agency CMO (10.9%)
American Home Mortgage Assets, Series 06-6 A1A
2.789%, 12/25/46 (l)	154,030	115,326
Bear Stearns Adjustable Rate Mortgage Trust, Series 06-1 A1
4.625%, 2/25/36 (l)	481,780	455,093
Citigroup Mortgage Loan Trust, Inc., Series 06-AR1 1A1
4.900%, 10/25/35 (l)	452,713	431,861
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD5 A4
5.886%, 11/15/44 (l)	150,000	149,540
Countrywide Alternative Loan Trust, Series 06-OA21 A1
2.726%, 3/20/47 (l)	156,461	118,723
Series 06-OC9 A1
2.674%, 12/25/36 (l)	409,482	351,824
Series 06-OC10 2A1
2.689%, 11/25/36 (l)	321,870	273,893
Credit Suisse Mortgage Capital Certificates Series 06-8 3A1
6.000%, 10/25/21	162,607	146,245
Deutsche ALT-A Securities, Inc., Series 06-OA1 A1
2.799%, 2/25/47 (l)	175,589	133,645
DLJ Commercial Mortgage Corp. Series 98-CF2 A1B
6.240%, 11/12/31	418,967	419,753
GMAC Commercial Mortgage Securities, Inc., Series 98-C2 A2
6.420%, 5/15/35	534,208	533,980
GS Mortgage Securities Corp. II Series 06-GG6 A4
5.553%, 4/10/38 (l)	330,000	329,047
Series 07-GG10 A4
5.799%, 8/10/45 (l)	250,000	249,602
GSR Mortgage Loan Trust, Series 06-OA1 2A1
2.789%, 8/25/46 (l)	233,982	178,007
Harborview Mortgage Loan Trust, Series 06-9 2A1A
2.769%, 11/19/36 (l)	148,505	113,031
Series 06-11 A1A
2.729%, 12/19/36 (l)	521,496	357,519
JP Morgan Chase Commercial Mortgage Securities Corp., Series 07-C1 A4
5.716%, 2/15/51	430,000	421,303
JPMorgan Mortgage Trust, Series 06-S2 2A2
5.875%, 7/25/36	80,490	78,636
Series 07-S1 1A2
5.500%, 3/25/22	87,051	83,184
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	508,492	508,807
Series 98-C4 A2
6.300%, 10/15/35	617,898	618,964
LB-UBS Comercial Mortgage Trust, Series 06-C1 A4
5.156%, 2/15/31	435,000	423,470
Series 07-C7 A3
5.866%, 9/15/45	425,000	423,369
Morgan Stanley Capital I, Series 07-IQ16 A4
5.809%, 12/12/49	255,000	252,808
Residential Accredit Loans, Inc., Series 07-QO2 A1
2.749%, 2/25/47 (l)	93,250	65,176

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note1)
Wachovia Bank Commercial Mortgage Trust, Series 05-C22 A4
5.266%, 12/15/44 (l)	$225,000	$224,794
Series 07-C32 A3
5.741%, 6/15/49 (l)	245,000	242,729

		7,700,329

Total Asset-Backed and Mortgage-Backed Securities		16,806,879

Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	350,000	361,952

Total Energy		361,952

Financials (5.0%)
Capital Markets (2.8%)
Bear Stearns Cos., Inc.
5.500%, 8/15/11	150,000	143,054
6.950%, 8/10/12	280,000	280,138
Goldman Sachs Group, Inc.
5.250%, 10/15/13	110,000	109,369
Lehman Brothers Holdings, Inc.
6.000%, 7/19/12	235,000	231,947
Morgan Stanley
4.793%, 1/9/12 (l)	1,275,000	1,174,183

		1,938,691

Commercial Banks (0.8%)
Royal Bank of Scotland Group plc
6.990%, 10/29/49 § (l)	225,000	191,002
UBS AG/Connecticut
5.875%, 12/20/17	365,000	373,077

		564,079

Diversified Financial Services (1.4%)
Bank of America Corp.
6.000%, 9/1/17	300,000	315,412
Citigroup, Inc.
5.300%, 10/17/12	500,000	502,435
JP Morgan Chase Capital XXV
6.800%, 10/1/37	200,000	182,735

		1,000,582

Total Financials		3,503,352

Government Securities (91.2%)
Agency ABS (5.2%)
Federal National Mortgage Association Grantor Trust
2.879%, 3/25/33 (b)(l)	197,413	189,849
Small Business Administration,
Series 03-P10B 1
5.136%, 8/10/13	2,212,336	2,238,940
Series 04-P10B 1
4.754%, 8/10/14	1,258,314	1,254,726

		3,683,515

Agency CMO (6.7%)
Federal Home Loan Mortgage Corp.
5.500%, 11/15/26	401,978	412,564
3.218%, 7/15/34 (l)	356,831	335,088
6.000%, 4/15/36	433,294	451,747
3.218%, 3/15/37 (l)	329,828	315,789
3.228%, 7/15/37 (l)	378,908	363,244
Federal National Mortgage Association
5.500%, 7/25/28	1,295,745	1,328,645
5.500%, 11/25/30	377,525	385,757
2.949%, 3/25/37 (l)	247,280	236,651
2.829%, 6/25/37 (l)	320,285	302,488
3.054%, 8/25/37 (l)	431,230	411,584
Federal National Mortgage Association STRIPs
5.000%, 6/1/35 IO	918,620	211,350

		4,754,907

U.S. Government Agencies (43.7%)
Federal Home Loan Bank
5.400%, 10/27/11	1,325,000	1,349,450
Federal Home Loan Mortgage Corp.
5.500%, 2/1/32	1,602,777	1,625,418
4.068%, 6/1/34 (l)	2,585,101	2,600,686
4.194%, 10/1/34 (l)	2,722,424	2,785,353
Federal National Mortgage Association
5.010%, 1/1/12	1,825,000	1,872,975
5.065%, 2/1/12	1,000,000	1,027,828
5.500%, 12/1/32	86,290	87,442
4.491%, 5/1/33 (l)	1,587,410	1,615,321
4.464%, 5/1/34 (l)	1,123,418	1,132,557
5.690%, 6/1/34 (l)	683,994	692,915
4.753%, 10/1/34 (l)	938,790	953,286
6.234%, 12/1/34 (l)	1,540,796	1,555,022
5.500%, 2/1/35	555,603	562,688
4.903%, 6/1/35 (l)	1,226,104	1,245,806
5.000%, 10/1/35	1,277,349	1,266,121
6.000%, 6/1/36	48,716	49,961
6.000%, 11/1/36	46,729	47,924
6.000%, 6/1/37	1,087,129	1,114,644
5.500%, 4/25/38 TBA	200,000	201,875
Government National Mortgage Association
7.500%, 10/15/24	1,951	2,104
7.000%, 9/20/28	52,031	55,598
6.000%, 12/15/31	1,427,666	1,480,145
5.500%, 4/15/38 TBA	500,000	509,688
Overseas Private Investment Corp.
7.050%, 11/15/13	1,232,143	1,366,767
Small Business Administration
5.886%, 9/1/11	278,079	285,515
Tennessee Valley Authority
5.375%, 11/13/08^	2,000,000	2,035,262
6.000%, 3/15/13^	1,000,000	1,120,029
4.750%, 8/1/13^	2,000,000	2,128,668

		30,771,048

U.S. Treasuries (35.6%)
U.S. Treasury Bonds
8.750%, 5/15/17^	2,040,000	2,874,327
U.S. Treasury Notes
3.625%, 10/31/09^	3,850,000	3,970,313
4.625%, 2/29/12^	2,765,000	3,016,225
4.250%, 11/15/17	3,160,000	3,371,572
2.000%, 2/28/10	2,850,000	2,869,816
2.750%, 2/28/13	4,380,000	4,440,225
2.500%, 3/31/13	2,825,000	2,829,192
3.500%, 2/15/18	1,745,000	1,755,088

		25,126,758

Total Government Securities		64,336,228

Utilities (0.2%)
Electric Utilities (0.2%)
Duke Energy Carolinas LLC
5.250%, 1/15/18	100,000	101,908

Total Utilities		101,908

Total Long-Term Debt Securities (120.7%) (Cost $84,615,075)		85,110,319

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.3%)
Den Danske Bank/London
3.10%, 4/1/08	$350,000	$350,000
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	9,425,664	9,425,664
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	350,000	350,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		10,125,664

Time Deposit (3.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	2,252,291	2,252,291

Total Short-Term Investments (17.5%) (Amortized Cost $12,377,955)		12,377,955

Total Investments Before Securities Sold Short (138.2%) (Cost/Amortized Cost $96,993,030)		97,488,274

SECURITIES SOLD SHORT:
U.S. Government Agencies (-5.0%)
Federal National Mortgage Association
5.000%, 4/25/38 TBA	(800,000)	(791,750)
6.000%, 4/25/38 TBA	(1,100,000)	(1,126,813)
Federal Home Loan Mortgage Corp.
5.500%, 4/15/38 TBA	(1,600,000)	(1,615,501)

Total Securities Sold Short (-5.0%) (Proceeds Received $3,456,469)		(3,534,064)

Total Investments (133.2%) (Cost/Amortized Cost $93,536,561)		93,954,210
Other Assets Less Liabilities (-33.2%)		(23,431,977)

Net Assets (100%)		$70,522,233

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $726,485 or 1.03% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $751,848 or 1.07% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS — Asset Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest only

STRIPs—Separate Trading of Registered Interest and Principal of Securities

TBA — Security is subject to delayed delivery.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$96,761,789	$726,485	$97,488,274
Other Investments*	—	—	—	—

Total	$—	$96,761,789	$726,485	$97,488,274

Liabilities:
Investments in Securities	$—	$3,534,064	$—	$3,534,064
Other Investments*	—	—	—	—

Total	$—	$3,534,064	$—	$3,534,064

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$788,884	$—
Total gains or losses (realized/unrealized) included in earnings	(14,712)	—
Purchases, sales, issueances, and settlements (net)	(47,687)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$726,485	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(14,712)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,471,003
Long-term U.S. Treasury securities	170,779,370

$176,250,373

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,346,234
Long-term U.S. Treasury securities	176,796,851

$184,143,085

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,060,490
Aggregate gross unrealized depreciation	(829,474)

Net unrealized appreciation	$231,016

Federal income tax cost of investments	$97,257,258

At March 31, 2008, the Portfolio had loaned securities with a total value of $10,374,509. This was secured by collateral of $10,125,664 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $442,623 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. .

The Portfolio has a net capital loss carryforward of $955,428 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.6%)
Billabong International Ltd.^	174,906	$2,078,005

Austria (2.2%)
Erste Bank der Oesterreichischen Sparkassen AG	80,420	5,211,834
Raiffeisen International Bank Holding AG	20,771	2,831,608

		8,043,442

Brazil (2.8%)
Cia Vale do Rio Doce (ADR)	107,500	3,723,800
Petroleo Brasileiro S.A. (ADR)	42,100	4,298,831
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	19,910	2,322,302

		10,344,933

Canada (1.6%)
Research In Motion Ltd.*	32,020	3,593,605
Rogers Communications, Inc., Class B	64,580	2,322,854

		5,916,459

Cyprus (0.5%)
Bank of Cyprus Public Co., Ltd.	153,065	1,812,384

Czech Republic (1.1%)
CEZ A/S	52,910	4,038,375

Denmark (1.1%)
Novo Nordisk A/S, Class B^	60,745	4,153,922

Egypt (1.0%)
Orascom Telecom Holding SAE (GDR)(m)^	52,970	3,654,100

Finland (1.0%)
Nokia Oyj	116,730	3,693,121

France (9.7%)
Air Liquide	26,053	3,972,037
Groupe Danone S.A.	30,709	2,746,011
L’Oreal S.A.	22,990	2,919,607
LVMH Moet Hennessy Louis Vuitton S.A.	77,950	8,675,981
Pernod-Ricard S.A.	33,134	3,408,539
Schneider Electric S.A.	36,730	4,752,655
Societe Television Francaise 1	93,401	2,054,074
Total S.A.	93,240	6,924,413

		35,453,317

Germany (8.3%)
Adidas AG^	34,070	2,265,013
Bayer AG	47,970	3,844,189
Continental AG	21,357	2,177,805
GEA Group AG*	84,160	2,830,080
Linde AG	33,320	4,707,527
Merck KGaA	20,720	2,553,802
SAP AG	58,050	2,885,030
Siemens AG (Registered)	28,380	3,075,858
Symrise AG*^	142,831	3,689,089
Wacker Chemie AG	10,210	2,091,929

		30,120,322

Hong Kong (2.1%)
Dairy Farm International Holdings Ltd.	492,300	2,161,197
Hengan International Group Co., Ltd.^	450,000	1,543,819
Li & Fung Ltd.	1,006,000	3,729,205

		7,434,221

India (1.0%)
Infosys Technologies Ltd. (ADR)	103,230	3,692,537

Israel (1.2%)
Makhteshim-Agan Industries Ltd.	327,210	2,391,614
Nice Systems Ltd. (ADR)*	62,630	1,767,419

		4,159,033

Italy (1.0%)
UniCredit S.p.A.	563,317	3,770,788

Japan (14.1%)
Aeon Credit Service Co., Ltd.^	210,100	2,807,516
Astellas Pharma, Inc.	80,400	3,113,403
Canon, Inc.	67,500	3,108,196
Daiwa Securities Group, Inc.	429,000	3,718,459
Fujitsu Ltd.	268,000	1,752,970
Hirose Electric Co., Ltd.^	31,100	3,491,262
Hisamitsu Pharmaceutical Co., Inc.^	66,100	2,407,133
Hoya Corp.	67,200	1,577,528
Inpex Holdings, Inc.	701	7,806,079
Kao Corp.	88,000	2,493,981
Keyence Corp.	11,100	2,552,287
Konica Minolta Holdings, Inc.	134,500	1,826,976
Kose Corp.^	66,700	1,441,999
Sumco Corp.	116,300	2,537,645
Toyota Industries Corp.	90,700	3,221,088
Trend Micro, Inc.^	49,000	1,922,051
Unicharm Corp.^	46,300	3,386,106
Ushio, Inc.^	113,700	2,135,297

		51,299,976

Mexico (3.6%)
America Movil S.A.B. de C.V., Series L (ADR)	86,190	5,489,441
Grupo Televisa S.A. (Sponsored ADR)	167,510	4,060,443
Kimberly-Clark de Mexico S.A.B.de C.V., Class A	776,430	3,447,071

		12,996,955

Netherlands (1.9%)
Akzo Nobel N.V.	33,210	2,664,507
Koninklijke Philips Electronics N.V.^	113,590	4,345,171

		7,009,678

Norway (0.8%)
Telenor ASA*	155,230	2,972,090

Russia (3.0%)
Gazprom OAO (Sponsored ADR)	90,760	4,583,380
MMC Norilsk Nickel (ADR)	123,760	3,434,340
Sistema JSFC (GDR)	94,080	3,019,968

		11,037,688

Singapore (0.4%)
Venture Corp., Ltd.	206,400	1,580,483

South Africa (1.9%)
ABSA Group Ltd.^	228,030	2,854,171
Massmart Holdings Ltd.	204,420	1,683,755
MTN Group Ltd.	144,500	2,191,554

		6,729,480

South Korea (1.5%)
Amorepacific Corp.	2,115	1,142,551

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Samsung Electronics Co., Ltd.	7,008	$4,408,526

		5,551,077

Spain (2.1%)
Inditex S.A.	55,700	3,094,481
Telefonica S.A.	151,040	4,339,870

		7,434,351

Sweden (0.1%)
KappAhl Holding AB*	27,990	261,441

Switzerland (12.9%)
Actelion Ltd. (Registered)*^	55,754	3,040,055
Julius Baer Holding AG (Registered)	82,415	6,074,693
Nestle S.A. (Registered)	24,656	12,320,552
Novartis AG (Registered)^	114,420	5,864,443
Roche Holding AG	58,080	10,930,573
Synthes, Inc.	32,490	4,544,216
UBS AG (Registered)	148,749	4,322,723

		47,097,255

Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	402,741	4,136,150

Turkey (1.2%)
Akbank TAS	355,410	1,491,640
Turkcell Iletisim Hizmet A/S (ADR)	131,740	2,752,049

		4,243,689

United Kingdom (15.6%)
Acergy S.A.^	133,660	2,880,632
Anglo American plc	85,469	5,136,277
ARM Holdings plc	678,340	1,184,716
BHP Billiton plc	380,990	11,304,171
Capita Group plc	132,011	1,777,641
HSBC Holdings plc	240,338	3,958,992
ICAP plc	169,950	1,919,188
IG Group Holdings plc	282,500	1,834,772
Intertek Group plc	142,600	2,920,676
Reckitt Benckiser Group plc	147,150	8,150,871
Standard Chartered plc	141,120	4,822,871
Tesco plc	429,510	3,230,698
WPP Group plc	648,090	7,730,253

		56,851,758

United States (0.8%)
Bucyrus International, Inc., Class A^	28,570	2,904,140

Total Common Stocks (96.2%) (Cost $352,301,326)		350,471,170

	Number of Warrants
WARRANTS:
Luxembourg (2.0%)
Housing Development Finance Corp., expiring 1/18/11*§	85,603	5,089,355
Satyam Computer Services Ltd., expiring 10/13/10*§	230,350	2,266,644

Total Warrants (2.0%) (Cost $6,100,440)		7,355,999

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.7%)
Societe Generale North America, Inc.
2.80%, 4/1/08 (p)	$6,297,000	6,296,510

Short-Term Investments of Cash Collateral for Securities Loaned (10.7%)
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	2,000,000	2,000,000
3.00%, 4/1/08 (r)	33,125,087	33,125,087
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		38,875,087

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	116,293	116,292

Total Short-Term Investments (12.4%) (Cost/Amortized Cost $45,288,380)		45,287,889

Total Investments (110.6%) (Cost/Amortized Cost $403,690,146)		403,115,058
Other Assets Less Liabilities (-10.6%)		(38,635,797)

Net Assets (100%)		$364,479,261

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary		10.8%
Consumer Staples		13.8
Energy		7.3
Financials		15.0
Health Care		10.0
Industrials		6.8
Information Technology		13.1
Materials		13.0
Telecommunications Services		7.3
Utilities		1.1
Cash and Other		1.8

		100.0%

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $7,355,999 or 2.02% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$52,528,362	$350,586,696	$—	$403,115,058
Other Investments*	—	—	—	—

Total	$52,528,362	$350,586,696	$—	$403,115,058

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$94,446,452
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$55,807,614

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,327,959
Aggregate gross unrealized depreciation	(23,352,156)

Net unrealized depreciation	$(2,024,197)

Federal income tax cost of investments	$405,139,255

At March 31, 2008, the Portfolio had loaned securities with a total value of $37,210,816. This was secured by collateral of $38,875,087 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $114,588 of which $88,235 expires in the year 2009 and $26,353 expires in the year 2010.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (28.2%)
Asset-Backed Securities (8.7%)
American Express Credit Account Master Trust, Series 04-C C
3.318%, 2/15/12 §(l)	$649,883	$636,238
Asset Backed Funding Certificates, Series 05-HE1 M2
3.039%, 3/25/35 (b)(l)	1,625,000	1,118,571
Series 05-HE1 M3
3.089%, 3/25/35 †(b)(l)	1,625,000	926,250
Series 05-OPT1 M2
3.149%, 7/25/35 (b)(l)	1,000,000	702,778
Series 05-WF1 A2B
2.779%, 1/25/35 (b)(l)	1,833	1,832
Series 05-WMC1 A2C
2.879%, 6/25/35 (b)(l)	668,944	660,886
Bank of America Credit Card Trust, Series 06-C4 C4
3.048%, 11/15/11 (l)	2,500,000	2,354,084
Bear Stearns Asset Backed Securities Trust, Series 05-HE3 M1
3.029%, 3/25/35 (b)(l)	1,549,294	1,153,298
Capital One Auto Finance Trust, Series 04-A A4
2.918%, 3/15/11 (l)	1,066,323	1,064,945
Capital One Multi-Asset Execution Trust, Series 07-A9 A9
4.950%, 8/15/12	32,315,000	33,141,843
Capital One Prime Auto Receivables Trust, Series 07-1 A2
5.430%, 2/15/10	4,410,672	4,443,867
Carmax Auto Owner Trust, Series 07-1 A3
5.240%, 7/15/11	5,000,000	5,081,679
Citibank Credit Card Issuance Trust, Series 06-C4 C4
3.295%, 1/9/12 (l)	7,825,000	7,256,949
Citigroup Mortgage Loan Trust, Inc., Series 03-HE3 A
2.979%, 12/25/33 (b)(l)	1,221,339	1,008,945
CNH Equipment Trust, Series 05-B A3
4.270%, 1/15/10	815,986	817,606
Countrywide Asset-Backed Certificates, Series 03-5 MF1
5.413%, 1/25/34 (b)(l)	1,794,310	1,476,464
Series 04-1 3A
2.879%, 4/25/34 (b)(l)	7,039	6,059
Series 04-1 M1
3.099%, 3/25/34 †(b)(l)	1,570,000	1,247,462
Series 04-1 M2
3.149%, 3/25/34 (b)(l)	1,190,000	917,888
Countrywide Home Equity Loan Trust, Series 04-I A
3.108%, 2/15/34 †(b)(l)	1,438,153	1,035,470
Series 04-K 2A
3.118%, 2/15/34 (b)(l)	451,058	392,144
Series 05-B 2A
2.998%, 5/15/35 (b)(l)	587,571	357,887
Credit-Based Asset Servicing and Securitization LLC, Series 07-CB2 A2A
5.891%, 2/25/37 (b)(e)	5,436,187	5,319,648
Daimler Chrysler Auto Trust, Series 06-C A2
5.250%, 5/8/09	49,039	49,061
First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF2 M2
3.039%, 3/25/35 †(b)(l)	400,000	300,000
Series 05-FF5 M1
3.049%, 3/25/35 (b)(l)	1,500,000	1,150,294
Ford Credit Auto Owner Trust, Series 06-B A2A
5.420%, 7/15/09	1,096,258	1,098,380
Series 07-A A2A
5.420%, 4/15/10	3,850,643	3,887,301
GE Equipment Small Ticket LLC, Series 05-1A A3
4.380%, 7/22/09 §	435,349	437,205
GSAMP Trust, Series 04-OPT A1
2.939%, 11/25/34 (b)(l)	23,399	19,495
Series 05-WMC2 M1
3.029%, 11/25/35 (b)(l)	2,000,000	1,328,916
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	12,500,000	12,744,381
Home Equity Asset Trust, Series 05-8 M2
3.049%, 2/25/36 (b)(l)	3,325,000	2,255,222
Series 05-9 M1
3.009%, 4/25/36 (b)(l)	1,250,000	984,747
Series 05-9 M2
3.039%, 4/25/36 (b)(l)	750,000	509,600
Series 06-1 M2
3.059%, 4/25/36 (b)(l)	1,500,000	758,843
Lehman XS Trust, Series 05-7N 1A1A
2.869%, 12/25/35 (l)	1,862,208	1,475,926
Series 06-2N 1A1
2.859%, 2/25/46 (l)	2,815,525	2,135,096
Series 06-12N A1A1
2.679%, 8/25/46 (l)	3,650,813	3,564,117
Long Beach Mortgage Loan Trust, Series 03-4 M1
3.279%, 8/25/33 (b)(l)	5,500,000	4,411,724
Series 04-1 M1
3.099%, 2/25/34 (b)(l)	2,200,000	1,746,569
Series 04-1 M2
3.149%, 2/25/34 (b)(l)	1,475,000	1,093,630
Series 04-3 M1
3.169%, 7/25/34 †(b)(l)	1,750,000	1,401,700
MASTR Asset Backed Securities Trust, Series 05-OPT1 M2
3.019%, 3/25/35 (b)(l)	1,823,000	1,552,938
MBNA Credit Card Master Note Trust, Series 01-C2 C2
3.968%, 12/15/10 §(l)	3,725,000	3,687,629
Nationstar Home Equity Loan Trust, Series 07-C 2AV2
2.729%, 6/25/37 (b)(l)	10,000,000	8,565,630
New Century Home Equity Loan Trust, Series 05-1 M1
3.049%, 3/25/35 (b)(l)	2,000,000	1,815,201
Onyx Acceptance Owner Trust, Series 05-A A4
3.910%, 9/15/11	3,999,430	3,951,525

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Option One Mortgage Loan Trust, Series 03-1 A2
3.439%, 2/25/33 (b)(l)	$431,734	$353,325
Series 03-5 A2
2.919%, 8/25/33 (b)(l)	255,326	225,349
Series 04-1 M1
3.199%, 1/25/34 (b)(l)	4,472,490	3,721,638
Series 05-2 M1
3.039%, 5/25/35 (b)(l)	1,700,000	1,454,433
PECO Energy Transition Trust, Series 00-A A3
7.625%, 3/1/10	1,226,907	1,273,448
PSE&G Transition Funding LLC, Series 01-1 A6
6.610%, 6/15/15	2,975,000	3,263,076
Residential Asset Mortgage Products, Inc., Series 06-RS1 AI2
2.829%, 1/25/36 (b)(l)	2,660,415	2,416,225
Residential Asset Securities Corp., Series 02-KS4 AIIB
3.099%, 7/25/32 (b)(l)	116,662	106,128
Series 03-KS9 A2B
3.239%, 11/25/33 (b)(l)	206,660	170,697
Series 05-KS10 M1
3.009%, 11/25/35 (b)(l)	1,274,000	1,037,108
Series 05-KS11 M1
2.999%, 12/25/35 (b)(l)	2,000,000	1,425,734
Series 05-KS11 M2
3.019%, 12/25/35 (b)(l)	1,250,000	884,066
SLM Student Loan Trust, Series 05-4 A1
3.341%, 10/26/15 (l)	415,112	414,289
Triad Auto Receivables Owner Trust, Series 06-C A3
5.260%, 11/14/11	5,447,645	5,369,226
Volkswagen Auto Lease Trust, Series 06-A A3
5.500%, 9/21/09	10,996,071	11,086,511
Wachovia Asset Securitization, Inc., Series 02-HE2 A
3.029%, 12/25/32 (b)(l)	280,286	257,435
Series 03-HE3 A
2.849%, 1/25/33 (b)(l)	984,937	885,384
Wachovia Auto Loan Owner Trust, Series 06-2A A2
5.350%, 5/20/10 §	954,811	956,942

		167,348,937

Non-Agency CMO (19.5%)
Adjustable Rate Mortgage Trust, Series 04-1 9A2
2.999%, 1/25/35 (l)	454,218	429,399
Series 05-4 7A2
2.829%, 8/25/35 (l)	365,348	282,825
Series 05-5 6A21
2.829%, 9/25/35 (l)	2,047,753	1,436,985
Series 05-6A 2A1
2.909%, 11/25/35 (l)	712,385	555,966
Series 06-2 6A1
2.769%, 5/25/36 (l)	2,468,297	1,664,477
Series 07-1 5A31
2.739%, 3/25/37 (l)	13,746,022	9,361,104
American Home Mortgage Assets Trust, Series 06-2 2A1
2.789%, 9/25/46 (l)	3,978,458	2,997,450
Banc of America Mortgage Securities, Inc., Series 02-K 1A1
6.399%, 10/20/32 (l)	123,258	126,057
Series 04-F 2A5
4.145%, 7/25/34 (l)	11,206,000	11,254,579
Bear Stearns Commercial Mortgage Securities, Inc., Series 04-PWR6 A4
4.521%, 11/11/41	2,345,000	2,259,937
Series 05-PWR7 A3
5.116%, 2/11/41 (l)	3,565,000	3,531,061
Series 05-PWR8 A4
4.674%, 6/11/41	2,000,000	1,929,459
Series 06-PW14 A4
5.201%, 12/11/38	6,000,000	5,788,042
Citicorp Mortgage Securities, Inc., Series 03-11 2A1
5.500%, 12/25/33	2,123,063	2,099,344
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 05-CD1 A4
5.226%, 7/15/44 (l)	5,775,000	5,764,766
Citimortgage Alternative Loan Trust, Series 06-A1 1A5
5.500%, 4/25/36	2,081,290	1,882,132
Series 06-A6 1A4
6.000%, 11/25/36	2,157,024	2,007,768
Countrywide Alternative Loan Trust, Series 04-28CB 3A1
6.000%, 1/25/35	6,055,722	5,416,086
Series 05-51 1A1
2.856%, 11/20/35 (l)	2,321,449	1,840,651
Series 06-29T1 2A5
6.000%, 10/25/36	7,545,783	7,125,761
Series 06-J5 1A1
6.500%, 9/25/36	13,179,233	12,315,297
Series 06-OA2 A1
2.746%, 5/20/46 (l)	10,909,223	7,453,254
Series 07-OA10 2A1
2.849%, 9/25/47 (l)	11,905,666	9,022,279
Credit Suisse Mortgage Capital Certificates, Series 06-C1 A3
5.555%, 2/15/39 (l)	7,500,000	7,351,860
Series 07-C4 A3
5.811%, 9/15/39 (l)	13,050,000	12,794,251
CS First Boston Mortgage Securities Corp., Series 01-CK1 A3
6.380%, 12/18/35	4,251,302	4,365,519
Series 01-CP4 A4
6.180%, 12/15/35	5,325,000	5,414,371
Series 03-C4 A4
5.137%, 8/15/36^ (l)	5,870,000	5,797,157
Downey Savings & Loan Association Mortgage Loan Trust, Series 05-AR6 2A1A
2.849%, 10/19/45 (l)	6,249,345	4,839,269
First Horizon Alternative Mortgage Securities Trust, Series 06-FA4 1A1
6.000%, 8/25/36	8,692,931	7,680,874
First Union - Lehman Brothers - Bank of America, Series 98-C2 A2
6.560%, 11/18/35	256,428	255,752
GE Capital Commercial Mortgage Corp., Series 02-1A A3
6.269%, 12/10/35	4,665,000	4,765,142
Greenpoint Mortgage Funding Trust, Series 05-AR4 4A1A
2.909%, 10/25/45 (l)	4,447,037	3,495,782
Series 06-OH1 A1
2.779%, 1/25/37 (l)	9,463,933	8,393,218

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Harborview Mortgage Loan Trust, Series 05-3 2A1A
2.799%, 6/19/35 (l)	$5,594,034	$4,333,933
Series 05-8 1A2A
2.889%, 9/19/35 (l)	2,846,344	2,204,255
Series 05-9 2A1A
2.876%, 6/20/35 (l)	2,010,952	1,564,527
Series 06-4 2A1A
2.759%, 5/19/47 (l)	3,457,522	2,612,431
Series 07-1 2A1A
2.729%, 4/19/38 (l)	4,947,562	3,741,437
Indymac Index Mortgage Loan Trust, Series 04-AR7 A1
3.039%, 9/25/34 (l)	816,197	745,137
Series 05-AR14 2A1A
2.899%, 7/25/35 (l)	3,889,194	3,021,309
Series 06-AR2 1A1A
2.819%, 4/25/46 (l)	3,550,096	2,687,468
Series 06-AR41 A3
2.779%, 2/25/37 (l)	9,250,345	5,677,072
LB-UBS Commercial Mortgage Trust, Series 05-C1 A4
4.742%, 2/15/30	9,250,000	9,023,834
Series 06-C4 A4
5.883%, 6/15/38 (l)	3,360,000	3,423,500
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 06-LLFA A2
2.938%, 9/15/21 §(l)	5,072,362	4,725,311
Lehman Mortgage Trust, Series 05-3 2A3
5.500%, 1/25/36	5,089,354	4,941,153
Series 07-4 4A1
6.000%, 5/25/37	3,469,923	3,228,698
Medallion Trust, Series 04-1G A1
3.223%, 5/25/35 (l)	1,047,529	880,579
Morgan Stanley Capital I, Series 04-HQ3 A2
4.050%, 1/13/41	934,357	918,046
Series 04-T13 A2
3.940%, 9/13/45	890,169	872,937
Series 05-IQ9 A5
4.700%, 7/15/56	7,225,000	7,023,622
Series 06-HQ9 A4
5.731%, 7/12/44 (l)	7,500,000	7,522,956
Morgan Stanley Dean Witter Capital I, Series 03-HQ2 A2
4.920%, 3/12/35	3,120,000	3,133,788
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	347,715	348,442
Permanent Master Issuer plc, Series 06-1 2A
4.298%, 10/15/15 (l)	7,000,000	6,873,104
Series 07-1 2A1
4.308%, 1/15/16 †(l)	10,000,000	9,874,200
RESI Finance LP, Series 03-C B3
4.458%, 9/10/35 §(l)	9,728,313	7,810,907
Series 03-C B4
4.658%, 9/10/35 §(l)	1,627,586	1,287,488
Series 03-D B3
4.358%, 12/10/35 §(l)	5,845,324	5,289,005
Series 03-D B4
4.558%, 12/10/35 §(l)	1,761,856	1,615,226
Series 05-A B3
3.638%, 3/10/37 §(l)	3,458,145	2,731,935
Series 05-A B4
3.738%, 3/10/37 §(l)	1,130,456	824,526
Series 05-B B3
3.638%, 6/10/37 §(l)	945,451	645,861
Series 05-B B4
3.728%, 6/10/37 §(l)	1,654,540	1,068,212
Series 05-D B4
3.518%, 12/15/37 §(l)	2,386,323	1,486,977
Residential Accredit Loans, Inc., Series 05-QO4 2A1
2.879%, 12/25/45 (l)	2,828,793	2,210,179
Series 06-QO3 A1
2.809%, 4/25/46 (l)	2,021,516	1,534,028
Series 07-QH2 A1
2.739%, 3/25/37 (l)	15,116,665	11,510,219
Residential Funding Mortgage Securities I, Inc., Series 07-S8 1A1
6.000%, 9/25/37 †	23,397,711	22,461,802
Sequoia Mortgage Trust, Series 07-3 1A1
2.736%, 7/20/36 (l)	12,582,627	11,272,000
Structured Asset Mortgage Investments, Inc., Series 05-AR2 2A1
2.829%, 5/25/45 (l)	1,099,712	847,417
Series 06-AR1 3A1
2.829%, 2/25/36 (l)	1,847,519	1,388,272
Series 06-AR4 4A1
2.779%, 6/25/36 (l)	3,465,283	2,621,148
Wachovia Bank Commercial Mortgage Trust, Series 02-C2 A4
4.980%, 11/15/34	8,545,000	8,445,495
Series 03-C9 A2
3.958%, 12/15/35	6,230,000	6,176,638
WaMu Mortgage Pass-Through Certificates, Series 05-AR1 A2A1
2.939%, 1/25/45 (l)	937,124	728,670
Series 05-AR15 A1A1
2.859%, 11/25/45 (l)	2,300,910	1,853,578
Series 05-AR17 A1A1
2.869%, 12/25/45 (l)	2,294,184	1,775,137
Series 05-AR2 2A21
2.929%, 1/25/45 (l)	992,305	765,155
Series 05-AR9 A1A
2.919%, 7/25/45 (l)	3,447,234	3,207,886
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 06-5 2CB1
6.000%, 7/25/36	6,403,969	6,087,245
Wells Fargo Mortgage Backed Securities Trust, Series 07-5 2A3
5.500%, 5/25/22	6,430,388	6,111,960
Series 07-11 A96
6.000%, 8/25/37	11,093,891	10,954,441

		373,787,020

Total Asset-Backed and Mortgage-Backed Securities		541,135,957

Consumer Discretionary (2.6%)
Automobiles (1.0%)
Daimler Finance N.A. LLC
3.769%, 10/31/08 (l)	7,934,000	7,910,928
5.875%, 3/15/11	10,425,000	10,656,904

		18,567,832

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.1%)
McDonald’s Corp.
6.300%, 10/15/37	$1,615,000	$1,658,926

Media (1.3%)
Comcast Corp.
4.677%, 7/14/09 (l)	5,000,000	4,865,470
5.300%, 1/15/14	150,000	147,210
6.950%, 8/15/37	7,485,000	7,500,007
News America, Inc.
7.250%, 5/18/18	825,000	910,241
6.200%, 12/15/34	1,535,000	1,461,906
Time Warner Cable, Inc.
6.550%, 5/1/37	1,685,000	1,590,608
Time Warner Entertainment Co. LP
8.375%, 7/15/33	1,940,000	2,182,855
Time Warner, Inc.
5.870%, 11/15/16	2,735,000	2,600,859
Viacom, Inc.
3.150%, 6/16/09 (l)	3,950,000	3,871,012

		25,130,168

Multiline Retail (0.1%)
Target Corp.
6.500%, 10/15/37	1,895,000	1,832,276

Specialty Retail (0.1%)
Home Depot, Inc.
5.875%, 12/16/36	2,740,000	2,236,848

Total Consumer Discretionary		49,426,050

Consumer Staples (1.7%)
Beverages (0.2%)
Diageo Capital plc
5.750%, 10/23/17	4,690,000	4,803,193

Food & Staples Retailing (1.2%)
CVS Caremark Corp.
3.376%, 6/1/10 (l)	7,000,000	6,803,174
CVS Pass-Through Trust
6.036%, 12/10/28 §	2,250,020	2,143,482
Kroger Co.
6.400%, 8/15/17	2,455,000	2,590,943
Safeway, Inc.
6.350%, 8/15/17	2,665,000	2,816,886
Wal-Mart Stores, Inc.
5.375%, 4/5/17	3,920,000	4,045,354
5.250%, 9/1/35	2,650,000	2,345,306
6.500%, 8/15/37	1,365,000	1,433,269

		22,178,414

Food Products (0.3%)
Kraft Foods, Inc.
6.000%, 2/11/13	5,850,000	6,048,098

Total Consumer Staples		33,029,705

Energy (1.7%)
Energy Equipment & Services (0.1%)
Transocean, Inc.
6.800%, 3/15/38	2,055,000	2,099,308

Oil, Gas & Consumable Fuels (1.6%)
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,655,000	1,587,406
EnCana Corp.
6.625%, 8/15/37	1,500,000	1,519,739
Enterprise Products Partners LP
6.300%, 9/15/17	4,715,000	4,878,139
Gaz Capital S.A.
7.288%, 8/16/37 §	3,730,000	3,402,319
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	2,790,000	2,861,131
6.500%, 2/1/37	1,545,000	1,433,487
Nexen, Inc.
6.400%, 5/15/37	2,710,000	2,595,202
ONEOK Partners LP
5.900%, 4/1/12	2,620,000	2,721,887
Pemex Project Funding Master Trust
4.100%, 6/15/10 (m)(l)	2,250,000	2,237,625
4.100%, 6/15/10 §(l)	2,675,000	2,660,287
Ras Laffan Liquefied Natural Gas Co., Ltd. III
5.832%, 9/30/16 §	2,495,000	2,477,859
Valero Energy Corp.
6.625%, 6/15/37	2,835,000	2,709,874

		31,084,955

Total Energy		33,184,263

Financials (18.1%)
Capital Markets (3.3%)
Goldman Sachs Capital II
5.793%, 12/31/49 (l)	4,115,000	2,741,002
Goldman Sachs Group, Inc.
2.689%, 6/23/09 (l)	3,500,000	3,454,664
5.625%, 1/15/17	2,595,000	2,489,448
5.950%, 1/15/27	3,875,000	3,460,309
6.750%, 10/1/37	1,840,000	1,711,813
Lehman Brothers Holdings, Inc.
2.649%, 12/23/08 (l)	3,000,000	2,916,561
3.346%, 11/10/09 (l)	2,800,000	2,535,848
5.250%, 2/6/12^	3,455,000	3,333,854
Lehman Brothers, Inc.
5.625%, 1/24/13	5,515,000	5,362,593
Links Finance LLC
0.000%, 9/15/08 †(b)	7,100,000	1,767,900
Merrill Lynch & Co., Inc.
3.168%, 8/22/08 (l)	4,000,000	3,989,144
3.334%, 10/27/08 (l)	4,000,000	3,980,240
6.050%, 8/15/12	2,720,000	2,762,538
Mizuho Capital Investment 1 Ltd.
6.686%, 3/29/49 §(l)	3,040,000	2,574,938
Mizuho JGB Investment LLC
9.870%, 12/29/49 §(l)	2,530,000	2,540,512
Mizuho Preferred Capital Co. LLC
8.790%, 12/29/49 §(l)	725,000	728,574
Morgan Stanley
3.206%, 2/9/09 (l)	2,000,000	1,977,200
3.262%, 5/7/10 (l)	3,500,000	3,329,963
5.625%, 1/9/12	1,400,000	1,410,468
5.450%, 1/9/17	5,940,000	5,556,799
6.625%, 4/1/18	4,040,000	4,041,422

		62,665,790

Commercial Banks (6.5%)
Bancaja U.S. Debt S.A.U.
4.655%, 7/10/09 §(l)	2,000,000	1,948,978
Banco Sabadell S.A.
3.948%, 4/23/10 §(l)	5,700,000	5,462,327
Bank of Scotland plc
5.250%, 2/21/17 §	6,370,000	6,761,194
Barclays Bank plc
5.926%, 9/29/49 §(l)	3,165,000	2,714,288
7.434%, 9/29/49 §(l)	2,715,000	2,454,588
CAM U.S. Finance S.A.
3.389%, 2/1/10 §(l)	5,000,000	4,816,405
Commonwealth Bank of Australia
6.024%, 12/31/49 §(l)	4,745,000	4,068,183

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Agricole S.A./London
3.140%, 5/28/10 §(l)	$5,000,000	$5,000,890
6.637%, 5/29/49 §(l)	4,675,000	3,621,437
Depfa ACS Bank
5.125%, 3/16/37 §	7,035,000	6,870,895
Deutsche Bank AG/London
5.375%, 10/12/12	4,850,000	5,068,750
Glitnir banki hf
4.418%, 10/15/08^§(l)	4,650,000	4,649,298
4.154%, 4/20/10 §(l)	3,000,000	2,562,090
4.334%, 1/21/11 §(l)	5,195,000	3,957,187
HBOS plc
6.657%, 5/29/49 §(l)	1,800,000	1,286,019
5.920%, 9/29/49 §(l)	5,200,000	3,825,520
Industrial Bank of Korea
4.000%, 5/19/14^§(l)	2,215,000	2,192,613
Korea Development Bank
2.824%, 4/3/10 (l)	5,000,000	4,987,370
Landsbanki Islands hf
6.100%, 8/25/11 §	3,115,000	2,721,432
Royal Bank of Scotland Group plc
7.640%, 3/31/49 (l)	3,900,000	3,358,641
6.990%, 10/29/49 §(l)	5,000,000	4,244,500
Shinsei Finance II
7.160%, 7/29/49 §(l)	8,465,000	6,094,800
Societe Generale S.A.
5.922%, 4/29/49 §(l)	4,065,000	3,318,829
Standard Chartered plc
6.409%, 12/31/49 §(l)	5,500,000	4,518,608
VTB 24 Capital plc
3.820%, 12/7/09 (l)	5,000,000	4,799,000
VTB Capital S.A.
3.839%, 8/1/08 §(l)	10,700,000	10,579,625
Wachovia Bank N.A./North Carolina
6.600%, 1/15/38	2,145,000	1,987,390
Wachovia Capital Trust III
5.800%, 3/15/42 (l)	6,227,000	4,436,738
Woori Bank
5.750%, 3/13/14^§(l)	4,160,000	4,139,678
6.208%, 5/2/37^§(l)	3,530,000	2,797,101

		125,244,374

Consumer Finance (1.3%)
American General Finance Corp.
2.785%, 6/27/08 (l)	5,000,000	4,972,475
5.375%, 10/1/12	2,065,000	2,027,169
6.900%, 12/15/17	7,725,000	7,549,442
Discover Financial Services
3.431%, 6/11/10 §(l)	6,000,000	5,067,030
International Lease Finance Corp.
3.313%, 5/24/10 (l)	2,715,000	2,569,905
4.875%, 9/1/10	1,210,000	1,200,879
SLM Corp.
3.471%, 7/27/09 (l)	2,750,000	2,313,663

		25,700,563

Diversified Financial Services (4.8%)
Caterpillar Financial Services Corp.
3.146%, 8/11/09 (l)	3,250,000	3,236,035
5.450%, 4/15/18	4,120,000	4,191,325
Citigroup, Inc.
6.000%, 8/15/17	3,845,000	3,791,320
6.125%, 11/21/17	3,805,000	3,799,384
Credit Suisse First Boston USA, Inc.
3.186%, 6/2/08 (l)	3,365,000	3,366,491
Credit Suisse USA, Inc.
3.080%, 6/5/09 (l)	5,250,000	5,181,897
5.500%, 8/16/11	1,415,000	1,465,392
General Electric Capital Corp.
3.120%, 5/19/08 (l)	1,500,000	1,501,085
6.150%, 8/7/37	1,225,000	1,223,225
IBM International Group Capital LLC
5.050%, 10/22/12	3,250,000	3,394,810
John Deere Capital Corp.
4.135%, 7/16/10^ (l)	12,000,000	11,886,456
5.350%, 4/3/18	3,205,000	3,218,525
K2 Corp.
0.000%, 2/15/09 †(b)	8,500,000	—
0.000%, 2/15/10 †(b)	5,000,000	—
Kaupthing Bank hf
4.958%, 1/15/10 §(l)	7,575,000	6,837,028
5.750%, 10/4/11 §	5,540,000	4,422,233
Lehman Brothers Holdings Capital Trust V
5.857%, 11/29/49 (l)	5,475,000	3,462,938
MUFG Capital Finance 1 Ltd.
6.346%, 7/29/49 (l)	2,100,000	1,711,288
Pemex Finance Ltd.
8.875%, 11/15/10	3,677,667	3,861,550
Pricoa Global Funding I
3.900%, 12/15/08 §	4,540,000	4,556,026
QBE Capital Funding II LP
6.797%, 6/29/49 §(l)	2,970,000	2,690,642
Santander Perpetual S.A.U.
6.671%, 10/29/49 §(l)	6,000,000	5,406,966
SMFG Preferred Capital 1 Ltd.
6.078%, 1/29/49 §(l)	2,515,000	1,971,760
Swiss Reinsurance Capital I LP
6.854%, 5/29/49 §(l)	6,380,000	5,936,998
TIAA Global Markets, Inc.
4.477%, 1/12/11 §(l)	2,000,000	2,003,246
ZFS Finance USA Trust II
6.450%, 12/15/65 §(l)	2,575,000	2,340,806

		91,457,426

Insurance (1.9%)
Berkshire Hathaway Finance Corp.
4.500%, 1/15/13 §	4,975,000	5,093,554
Financial Security Assurance Holdings Ltd.
6.400%, 12/15/66 §(l)	1,180,000	872,448
Liberty Mutual Group, Inc.
7.500%, 8/15/36 §	2,480,000	2,349,329
Lincoln National Corp.
7.000%, 5/17/66 (l)	5,180,000	4,749,946
Monumental Global Funding II
3.900%, 6/15/09 §	2,735,000	2,728,658
Nationwide Financial Services, Inc.
6.750%, 5/15/37^	3,215,000	2,675,587
Nationwide Life Global Funding I
4.593%, 10/9/09 §(l)	4,500,000	4,496,512
Reinsurance Group of America, Inc.
6.750%, 12/15/65 (l)	3,035,000	2,662,457
Stingray Pass-Through Trust
5.902%, 1/12/15 §	4,000,000	1,174,762
Travelers Cos., Inc.
6.250%, 3/15/37 (l)	3,075,000	2,712,224
XL Capital Ltd., Series E
6.500%, 12/31/49 (l)	9,075,000	6,802,112

		36,317,589

Thrifts & Mortgage Finance (0.3%)
Countrywide Financial Corp.
2.819%, 3/24/09^ (l)	390,000	358,263
5.800%, 6/7/12	3,215,000	2,912,748

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Sovereign Bancorp, Inc.
3.365%, 3/1/09 (l)		$2,100,000	$2,049,107

			5,320,118

Total Financials			346,705,860

Government Securities (59.5%)
Agency CMO (4.2%)
Federal Home Loan Mortgage Corp.
5.000%, 10/15/23 IO		2,294,340	52,599
5.500%, 10/15/26		25,213,912	25,717,662
5.000%, 11/15/28		9,735,724	9,946,728
5.000%, 11/15/34		12,200,000	11,434,168
6.500%, 5/15/35		3,113,820	3,268,014
5.500%, 7/15/37		8,050,000	7,912,168
Federal National Mortgage Association
6.500%, 9/25/33		4,784,842	4,889,356
6.500%, 10/25/33		8,821,819	9,015,755
6.500%, 12/25/33		4,360,216	4,458,424
6.500%, 1/25/34		4,261,455	4,361,892
Government National Mortgage Association
5.500%, 1/20/27 IO		379,813	3,223
5.500%, 10/20/27 IO		2,635,440	53,497

			81,113,486

Foreign Governments (2.6%)
Canadian Government Bond
3.750%, 6/1/12	CAD	13,445,000	13,528,176
Egypt Government AID Bonds
4.450%, 9/15/15		$10,020,000	10,399,457
Russian Federation
12.750%, 6/24/28 (m)		2,005,000	3,616,218
Trinidad & Tobago Government International Bond
5.875%, 5/17/27 §		3,000,000	2,919,000
United Kingdom Gilt
4.500%, 12/7/42	GBP	3,465,000	7,050,798
United Mexican States
5.077%, 1/13/09 (l)		$7,125,000	7,132,125
8.000%, 9/24/22		3,985,000	5,056,168

			49,701,942

U.S. Government Agencies (43.4%)
Federal Home Loan Mortgage Corp.
6.750%, 3/15/31^		6,560,000	8,232,846
6.000%, 2/1/35		1,648,696	1,693,954
5.847%, 11/1/36 (l)		2,791,022	2,844,792
5.419%, 6/1/37 (l)		1,580,284	1,593,786
5.540%, 6/1/37 (l)		15,142,256	15,333,827
5.566%, 6/1/37 (l)		1,882,663	1,907,049
5.457%, 7/1/37 (l)		2,951,325	2,983,070
5.500%, 10/1/37		10,083,693	10,192,121
5.000%, 4/15/38 TBA		1,300,000	1,287,000
5.500%, 4/15/38 TBA		202,773,000	204,737,465
6.000%, 4/15/38 TBA		70,600,000	72,387,027
Federal National Mortgage Association
4.750%, 3/12/10^		17,400,000	18,208,126
6.500%, 2/1/35		1,525,702	1,583,164
4.500%, 4/25/23 TBA		18,600,000	18,495,375
5.000%, 4/25/23 TBA		42,250,000	42,646,094
5.500%, 4/25/23 TBA		50,320,000	51,357,850
6.000%, 4/25/23 TBA		91,340,000	93,994,523
5.000%, 4/25/38 TBA		13,200,000	13,063,882
5.500%, 4/25/38 TBA		64,050,000	64,650,469
6.000%, 4/25/38 TBA		87,260,000	89,386,962
6.500%, 4/25/38 TBA		43,533,000	45,083,863
Government National Mortgage Association
6.000%, 4/15/38 TBA		37,215,000	38,401,228
6.500%, 4/15/38 TBA		30,775,000	31,986,766

			832,051,239

U.S. Treasuries (9.3%)
U.S. Treasury Bonds
8.875%, 2/15/19#(a)		1,010,000	1,468,288
7.250%, 8/15/22^(a)		225,000	300,674
6.625%, 2/15/27^		10,875,000	14,150,245
6.375%, 8/15/27^#(a)		5,445,000	6,928,762
6.125%, 11/15/27^		1,147,000	1,423,893
6.250%, 5/15/30^		8,850,000	11,312,787
5.000%, 5/15/37^		5,805,000	6,493,891
U.S. Treasury Notes
5.125%, 6/30/08^		2,880,000	2,906,551
4.625%, 7/31/09^#(a)		885,000	920,815
3.250%, 12/31/09^#(a)		6,800,000	6,987,530
2.125%, 1/31/10^		49,865,000	50,289,649
3.500%, 2/15/10(a)		70,000	72,445
4.500%, 5/15/10^(a)		925,000	981,512
2.875%, 1/31/13^		41,415,000	42,214,184
Inflation Indexed
2.625%, 7/15/17^		26,925,899	30,682,896

			177,134,122

Total Government Securities			1,140,000,789

Health Care (0.3%)
Health Care Providers & Services (0.3%)
UnitedHealth Group, Inc.
2.779%, 6/21/10 (l)		5,900,000	5,652,578

Total Health Care			5,652,578

Industrials (0.7%)
Air Freight & Logistics (0.1%)
United Parcel Service, Inc.
6.200%, 1/15/38		2,000,000	2,139,326

Industrial Conglomerates (0.4%)
General Electric Co.
5.250%, 12/6/17		7,580,000	7,569,540

Road & Rail (0.2%)
CSX Corp.
7.450%, 4/1/38		3,130,000	3,213,815

Total Industrials			12,922,681

Information Technology (0.4%)
Computers & Peripherals (0.4%)
Hewlett-Packard Co.
4.500%, 3/1/13		7,195,000	7,299,248

Total Information Technology			7,299,248

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.
6.300%, 1/15/38		6,965,000	6,734,633
Telefonica Emisiones S.A.U.
2.842%, 6/19/09 (l)		6,000,000	5,843,988
5.855%, 2/4/13		8,135,000	8,214,943
Verizon Communications, Inc.
5.350%, 2/15/11		2,260,000	2,340,632
6.400%, 2/15/38		4,455,000	4,337,263

			27,471,459

Wireless Telecommunication Services (0.6%)
America Movil S.A.B. de C.V.
2.755%, 6/27/08 (l)		4,000,000	3,950,000
New Cingular Wireless Services, Inc.
8.125%, 5/1/12		1,270,000	1,421,247
8.750%, 3/1/31		1,710,000	2,075,246

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Sprint Nextel Corp.
6.000%, 12/1/16	$4,655,000	$3,619,262

		11,065,755

Total Telecommunication Services		38,537,214

Utilities (1.7%)
Electric Utilities (1.5%)
Abu Dhabi National Energy Co.
5.620%, 10/25/12 §	9,625,000	9,811,340
Detroit Edison Co.
6.625%, 6/1/36	1,295,000	1,344,248
MidAmerican Energy Holdings Co.
6.125%, 4/1/36	3,295,000	3,184,736
6.500%, 9/15/37	2,745,000	2,750,970
Ohio Power Co.
2.880%, 4/5/10 (l)	5,550,000	5,410,245
PacifiCorp
4.300%, 9/15/08	1,550,000	1,554,641
Virginia Electric & Power Co.
4.500%, 12/15/10	1,485,000	1,523,799
6.350%, 11/30/37	1,970,000	2,014,260

		27,594,239

Gas Utilities (0.1%)
Nakilat, Inc.
6.067%, 12/31/33 §	2,700,000	2,453,517

Multi-Utilities (0.1%)
Dominion Resources, Inc.
6.300%, 3/15/33	1,805,000	1,753,489

Total Utilities		31,801,245

Total Long-Term Debt Securities (116.9%) (Cost $2,340,747,680)		2,239,695,590

SHORT-TERM INVESTMENTS:
Commercial Paper (21.4%)
Amsterdam Funding Corp.
2.95%, 4/16/08 (n)(p)	32,000,000	31,958,036
Barton Capital Corp.
3.07%, 4/4/08 (n)(p)	27,500,000	27,490,619
Cancara Asset Securitisation LLC
2.70%, 4/21/08 (n)(p)	28,750,000	28,704,719
Charta Corp.
2.85%, 4/15/08 (n)(p)	36,500,000	36,456,683
CIESCO LLC
2.97%, 4/10/08 (n)(p)	32,750,000	32,723,035
Corporate Asset Funding Co.
2.97%, 4/11/08 (n)(p)	33,000,000	32,970,043
CRC Funding LLC
3.17%, 4/9/08 (n)(p)	37,500,000	37,470,258
Fairway Finance Corp.
2.39%, 4/16/08 (n)(p)	23,500,000	23,475,088
Liberty Street Funding LLC
2.60%, 4/17/08 (n)(p)	31,000,000	30,962,048
Old Line Funding Corp.
2.62%, 4/30/08 (n)(p)	26,500,000	26,442,363
Scaldis Capital LLC
2.91%, 4/28/08 (n)(p)	26,000,000	25,941,229
Thames Asset Global Securitization No. 1, Inc.
2.81%, 4/25/08 (n)(p)	29,250,000	29,193,057
Windmill Funding Corp.
3.16%, 4/14/08 (n)(p)	31,000,000	30,961,893
Yorktown Capital LLC
3.11%, 4/1/08 (n)(p)	14,500,000	14,498,747

Total Commercial Paper		409,247,818

Government Securities (2.9%)
Federal Home Loan Bank
1.52%, 4/1/08 (o)(p)	28,169,000	28,167,811
Federal National Mortgage Association
1.35%, 4/1/08 (o)(p)	28,150,000	28,148,944

Total Government Securities		56,316,755

Short-Term Investments of Cash Collateral for Securities Loaned (7.5%)
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	5,000,000	5,000,000
Den Danske Bank/London
3.10%, 4/1/08	5,000,000	5,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	69,749,083	69,749,083
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	10,000,000	10,000,000
K2 (USA) LLC
2.37%, 6/10/08	9,999,369	9,999,369
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	4,000,000	4,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	3,000,000	3,000,000
Norddeutsche Landesbank Girozentrale
3.40%, 4/1/08	4,000,000	4,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	5,000,000	5,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	1,999,094	1,999,094
Unicredito Italiano Bank (Ireland) plc
3.09%, 8/8/08 (l)	5,000,000	5,000,000
2.84%, 8/14/08 (l)	11,000,000	11,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		142,747,546

Total Short-Term Investments (31.8%) (Cost/Amortized Cost $608,323,372)		608,312,119

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.2%)
U.S. 10 Year Treasury Note Futures
May 2008@ $116.00*	142	492,563
May 2008@ $118.00*	43	91,375
May 2008@ $119.50*	2,685	3,733,828

		4,317,766

Put Options Purchased (0.1%)
U.S. 10 Year Treasury Note Futures
April 2008@ $118.00*	201	141,328
May 2008@ $110.00*	874	27,313
May 2008@ $111.00*	739	34,641
May 2008@ $116.00*	142	75,438
May 2008@ $116.50*	116	76,125
U.S. Treasury Bond Futures
April 2008@ $117.00*	110	96,250
April 2008@ $118.00*	111	140,484
May 2008@ $115.00*	382	358,124

		949,703

Total Options Purchased (0.3%) (Cost $4,348,612)		5,267,469

Total Investments before Options Written (149.0%) (Cost/Amortized Cost $2,953,419,664)		2,853,275,178

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (-0.3%)
U.S. 10 Year Treasury Note Futures
April 2008@ $118.00*	(201)	$(332,906)
May 2008@ $116.50*	(1,512)	(4,677,750)
May 2008@ $120.00*	(562)	(667,375)
May 2008@ $123.00*	(1,405)	(592,734)

		(6,270,765)

Put Options Written (-0.1%)
U.S. 5 Year Treasury Note Futures
May 2008@ $112.50*	(831)	(370,055)
U.S. 10 Year Treasury Note Futures
May 2008@ $115.00*	(87)	(29,906)
May 2008@ $115.50*	(437)	(191,188)
May 2008@ $118.00*	(170)	(199,219)
U.S. Treasury Bond Futures
April 2008@ $115.00*	(110)	(42,969)
April 2008@ $116.00*	(111)	(65,906)

		(899,243)

Total Options Written (-0.4%) (Premiums Received $5,687,233)		(7,170,008)

Total Investments after Options Written (148.6%) (Cost/Amortized Cost $2,947,732,431)		2,846,105,170
Other Assets Less Liabilities (-48.6%)		(930,552,115)

Net Assets (100%)		$1,915,553,055

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $39,014,784 or 2.04% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $223,469,773 or 11.67% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

CAD — Canadian Dollar

GBP — British Pound

IO — Interest only

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Appreciation/ (Depreciation)
3 Month EURO-Euribor	865	December-08	$329,248,068	$327,799,711	$(1,448,357)
90 Day Sterling	748	December-08	176,460,150	176,583,440	123,290
EURODollar	262	June-08	63,955,039	64,013,150	58,111
EURODollar	257	September-08	62,975,460	62,903,963	(71,497)
EURO-BOBL	704	June-08	124,187,408	122,686,304	(1,501,104)
EURO-BUND	284	June-08	52,843,877	52,001,372	(842,505)
EuroSwiss Franc	90	June-08	22,059,599	22,028,748	(30,851)
U.S. 10 Year Treasury Notes Swap	1	June-08	113,050	115,141	2,091
U.S. 2 Year Treasury Notes	751	June-08	161,425,134	161,206,844	(218,290)
U.S. 5 Year Treasury Notes	2,111	June-08	239,171,489	241,148,766	1,977,277
U.S. 10 Year Treasury Notes	375	June-08	44,237,206	44,607,422	370,216

					$(1,581,619)

Sales
Canadian 10 Year Bond	70	June-08	$7,894,665	$8,168,542	$(273,877)
EURODollar	262	June-09	63,934,962	63,947,650	(12,688)
EURODollar	257	September-09	62,702,653	62,595,563	107,090
Long Gilt	140	June-08	30,136,343	30,924,817	(788,474)
U.S. Treasury Bonds	367	June-08	44,013,597	43,598,453	415,144
U.S. 10 Year Treasury Notes	846	June-08	99,687,288	100,634,344	(947,056)

					$(1,499,861)

					$(3,081,480)

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Foreign Currency Sell Contracts
British Pound, expiring 5/9/08	3,680	$7,395,990	$7,283,591	$112,399
Canadian Dollar, expiring 5/9/08	13,900	14,050,623	13,533,074	517,549

				$629,948

Options written for the three months ended March 31, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	3,525	$3,941,753
Options Written	15,600	15,760,369
Options Terminated in Closing Purchase Transactions	(11,373)	(13,237,822)
Options Expired	(2,326)	(777,067)
Options Exercised	—	—

Options Outstanding—March 31, 2008	5,426	$5,687,233

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/JPMORGAN CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$5,267,469	$2,808,992,925	$39,014,784	$2,853,275,178
Other Investments*	3,053,219	629,948	—	3,683,167

Total	$8,320,688	$2,809,622,873	$39,014,784	$2,856,958,345

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	13,304,707	—	—	13,304,707

Total	$13,304,707	$—	$—	$13,304,707

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$43,835,880	$—
Total gains or losses (realized/unrealized) included in earnings	(129,321)	—
Purchases, sales, issueances, and settlements (net)	(9,117,527)	—
Transfers in and/or out of Level 3	4,425,752	—

Balance as of 3/31/08	$39,014,784	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(20,982,470)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,081,703,020
Long-term U.S. Treasury securities	143,289,875

$3,224,992,895

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,461,254,445
Long-term U.S. Treasury securities	24,171,166

$3,485,425,611

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,079,801
Aggregate gross unrealized depreciation	(127,024,641)

Net unrealized depreciation	$(100,944,840)

Federal income tax cost of investments	$2,954,220,018

At March 31, 2008, the Portfolio had loaned securities with a total value of $185,817,241. This was secured by collateral of $142,747,546 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $46,803,218 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $6,549,439 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.9%)
Johnson Controls, Inc.	65,000	$2,197,000
TRW Automotive Holdings Corp.*^	96,400	2,252,868

		4,449,868

Diversified Consumer Services (0.5%)
ITT Educational Services, Inc.*	50,900	2,337,837

Hotels, Restaurants & Leisure (0.4%)
Royal Caribbean Cruises Ltd.^	49,600	1,631,840

Media (4.5%)
Comcast Corp., Class A	120,300	2,326,602
News Corp., Class A	305,000	5,718,750
R.H. Donnelley Corp.*^	85,154	430,879
Time Warner Cable, Inc., Class A*	156,000	3,896,880
Time Warner, Inc.	296,600	4,158,332
Walt Disney Co.	149,000	4,675,620

		21,207,063

Multiline Retail (0.5%)
Kohl’s Corp.*	58,800	2,521,932

Specialty Retail (0.5%)
Staples, Inc.	103,500	2,288,385

Total Consumer Discretionary		34,436,925

Consumer Staples (8.9%)
Beverages (0.3%)
Constellation Brands, Inc., Class A*^	85,504	1,510,856

Food & Staples Retailing (2.3%)
Safeway, Inc.^	365,600	10,730,360

Food Products (1.9%)
General Mills, Inc.	62,500	3,742,500
Kraft Foods, Inc., Class A	172,000	5,333,720

		9,076,220

Household Products (3.1%)
Procter & Gamble Co.	206,800	14,490,476

Tobacco (1.3%)
Altria Group, Inc.	85,500	1,898,100
Philip Morris International, Inc.*	85,500	4,324,590

		6,222,690

Total Consumer Staples		42,030,602

Energy (15.7%)
Energy Equipment & Services (1.9%)
Halliburton Co.	122,442	4,815,644
Schlumberger Ltd.^	49,400	4,297,800

		9,113,444

Oil, Gas & Consumable Fuels (13.8%)
Chevron Corp.	164,000	13,999,040
ConocoPhillips	100,600	7,666,726
Exxon Mobil Corp.	313,000	26,473,540
Hess Corp.	17,900	1,578,422
Marathon Oil Corp.	152,700	6,963,120
Occidental Petroleum Corp.	35,300	2,582,901
Sunoco, Inc.	28,200	1,479,654
XTO Energy, Inc.	70,775	4,378,141

		65,121,544

Total Energy		74,234,988

Financials (27.5%)
Capital Markets (4.6%)
Lehman Brothers Holdings, Inc.^	101,100	3,805,404
Merrill Lynch & Co., Inc.	87,100	3,548,454
Morgan Stanley	134,600	6,151,220
TD Ameritrade Holding Corp.*^	498,000	8,221,980

		21,727,058

Commercial Banks (3.3%)
Huntington Bancshares, Inc./Ohio^	198,300	2,131,725
TCF Financial Corp.^	101,500	1,818,880
U.S. Bancorp	66,800	2,161,648
Wachovia Corp.	75,200	2,030,400
Wells Fargo & Co.	167,700	4,880,070
Zions Bancorp^	55,500	2,528,025

		15,550,748

Consumer Finance (0.8%)
Capital One Financial Corp.^	77,100	3,794,862

Diversified Financial Services (6.5%)
Bank of America Corp.	463,779	17,581,862
CIT Group, Inc.^	148,000	1,753,800
Citigroup, Inc.	525,300	11,251,926

		30,587,588

Insurance (6.8%)
Allstate Corp.	42,800	2,056,968
American International Group, Inc.	111,600	4,826,700
Assurant, Inc.	20,200	1,229,372
Genworth Financial, Inc., Class A	617,500	13,980,200
Hartford Financial Services Group, Inc.	61,600	4,667,432
Prudential Financial, Inc.	25,400	1,987,550
Travelers Cos., Inc.	75,200	3,598,320

		32,346,542

Real Estate Investment Trusts (REITs) (1.1%)
Alexandria Real Estate Equities, Inc. (REIT)^	13,200	1,223,904
Apartment Investment & Management Co. (REIT)	72,211	2,585,876
Public Storage (REIT)	19,100	1,692,642

		5,502,422

Thrifts & Mortgage Finance (4.4%)
Doral Financial Corp.*^	71,400	1,440,852
Fannie Mae	120,400	3,168,928
Freddie Mac	474,800	12,021,936
MGIC Investment Corp.^	382,500	4,027,725

		20,659,441

Total Financials		130,168,661

Health Care (6.9%)
Biotechnology (0.2%)
Amgen, Inc.*	20,800	869,024

Health Care Providers & Services (0.8%)
WellPoint, Inc.*	84,000	3,706,920

Pharmaceuticals (5.9%)
Abbott Laboratories	55,900	3,082,885
Bristol-Myers Squibb Co.	105,300	2,242,890
Merck & Co., Inc.	198,900	7,548,255
Pfizer, Inc.	302,900	6,339,697
Schering-Plough Corp.	350,700	5,053,587
Wyeth	93,500	3,904,560

		28,171,874

Total Health Care		32,747,818

Industrials (10.5%)
Aerospace & Defense (1.3%)
Spirit Aerosystems Holdings, Inc., Class A*	166,200	3,686,316
United Technologies Corp.	37,100	2,553,222

		6,239,538

Industrial Conglomerates (4.0%)
General Electric Co.	432,200	15,995,722

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International Ltd.	65,300	$2,876,465

		18,872,187

Machinery (3.0%)
Caterpillar, Inc.	18,800	1,471,852
Dover Corp.	128,300	5,360,374
Joy Global, Inc.	35,700	2,326,212
Kennametal, Inc.	129,300	3,805,299
PACCAR, Inc.	32,000	1,440,000

		14,403,737

Road & Rail (2.2%)
Burlington Northern Santa Fe Corp.	16,500	1,521,630
Hertz Global Holdings, Inc.*^	129,300	1,559,358
Norfolk Southern Corp.	130,700	7,099,624

		10,180,612

Total Industrials		49,696,074

Information Technology (4.6%)
Communications Equipment (1.5%)
Cisco Systems, Inc.*	58,800	1,416,492
Corning, Inc.	150,500	3,618,020
Motorola, Inc.	233,600	2,172,480

		7,206,992

Computers & Peripherals (0.5%)
International Business Machines Corp.	21,600	2,487,024

Electronic Equipment & Instruments (1.4%)
Avnet, Inc.*	85,500	2,798,415
Tyco Electronics Ltd.	105,800	3,631,056

		6,429,471

Semiconductors & Semiconductor Equipment (0.5%)
Xilinx, Inc.^	97,900	2,325,125

Software (0.7%)
Symantec Corp.*	195,500	3,249,210

Total Information Technology		21,697,822

Materials (5.6%)
Chemicals (1.8%)
Rohm & Haas Co.^	154,600	8,360,768

Containers & Packaging (0.7%)
Pactiv Corp.*^	127,400	3,339,154

Metals & Mining (1.7%)
Alcoa, Inc.	62,000	2,235,720
United States Steel Corp.	46,400	5,886,768

		8,122,488

Paper & Forest Products (1.4%)
Domtar Corp.*^	959,468	6,553,167

Total Materials		26,375,577

Telecommunication Services (5.3%)
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	66,300	2,539,290
Verizon Communications, Inc.	611,100	22,274,595

Total Telecommunication Services		24,813,885

Utilities (6.5%)
Electric Utilities (3.7%)
American Electric Power Co., Inc.	126,400	5,262,032
Edison International	118,900	5,828,478
FirstEnergy Corp.	48,400	3,321,208
Sierra Pacific Resources	255,700	3,229,491

		17,641,209

Multi-Utilities (2.8%)
CMS Energy Corp.^	307,900	4,168,966
Consolidated Edison, Inc.^	76,500	3,037,050
SCANA Corp.	66,800	2,443,544
Xcel Energy, Inc.	167,300	3,337,635

		12,987,195

Total Utilities		30,628,404

Total Common Stocks (98.8%) (Cost $524,779,728)		466,830,756

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (1.2%)
Federal Home Loan Bank
1.52%, 4/1/08 (o)(p)	$3,049,000	3,048,871
Federal National Mortgage Association
1.35%, 4/1/08 (o)(p)	2,900,000	2,899,891

Total Government Securities		5,948,762

Short-Term Investments of Cash Collateral for Securities Loaned (7.9%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	1,000,000	1,000,000
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	2,000,000	2,000,000
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	2,688,067	2,688,067
3.00%, 4/1/08 (r)	27,974,430	27,974,430
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		37,162,497

Total Short-Term Investments (9.1%) (Cost/Amortized Cost $43,111,496)		43,111,259

Total Investments (107.9%) (Cost/Amortized Cost $567,891,224)		509,942,015
Other Assets Less Liabilities (-7.9%)		(37,506,749)

Net Assets (100%)		$472,435,266

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$466,830,755	$43,111,260	$—	$509,942,015
Other Investments*	—	—	—	—

Total	$466,830,755	$43,111,260	$—	$509,942,015

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$119,163,205
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$131,844,521

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,298,627
Aggregate gross unrealized depreciation	(84,933,729)

Net unrealized depreciation	$(60,635,102)

Federal income tax cost of investments	$570,577,117

At March 31, 2008, the Portfolio had loaned securities with a total value of $36,598,778. This was secured by collateral of $37,162,497 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $2,822, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (22.3%)
Household Durables (2.7%)
Beazer Homes USA, Inc.^	17,800	$168,210
Centex Corp.	69,200	1,675,332
Pulte Homes, Inc.	121,800	1,772,190
Ryland Group, Inc.^	34,400	1,131,416

		4,747,148

Internet & Catalog Retail (8.3%)
Amazon.com, Inc.*	159,000	11,336,700
Expedia, Inc.*^	132,200	2,893,858

		14,230,558

Leisure Equipment & Products (3.0%)
Eastman Kodak Co.^	292,800	5,173,776

Media (2.7%)
Time Warner, Inc.	329,800	4,623,796

Multiline Retail (5.6%)
J.C. Penney Co., Inc.	72,900	2,749,059
Sears Holdings Corp.*^	67,300	6,870,657

		9,619,716

Total Consumer Discretionary		38,394,994

Financials (21.5%)
Capital Markets (2.5%)
Goldman Sachs Group, Inc.	7,000	1,157,730
Merrill Lynch & Co., Inc.	78,300	3,189,942

		4,347,672

Commercial Banks (1.0%)
Wachovia Corp.	62,200	1,679,400

Consumer Finance (2.0%)
Capital One Financial Corp.	69,800	3,435,556

Diversified Financial Services (8.0%)
Citigroup, Inc.	250,100	5,357,142
JPMorgan Chase & Co.	195,100	8,379,545

		13,736,687

Insurance (3.2%)
American International Group, Inc.	129,200	5,587,900

Thrifts & Mortgage Finance (4.8%)
Countrywide Financial Corp.^	406,300	2,234,650
Freddie Mac	237,400	6,010,968

		8,245,618

Total Financials		37,032,833

Health Care (10.5%)
Biotechnology (1.8%)
Amgen, Inc.*	71,300	2,978,914

Health Care Providers & Services (8.7%)
Aetna, Inc.	185,000	7,786,650
UnitedHealth Group, Inc.	209,800	7,208,728

		14,995,378

Total Health Care		17,974,292

Industrials (4.0%)
Industrial Conglomerates (4.0%)
General Electric Co.	184,600	6,832,046

Total Industrials		6,832,046

Information Technology (26.4%)
Communications Equipment (2.2%)
Cisco Systems, Inc.*	157,100	3,784,539

Computers & Peripherals (5.9%)
Hewlett-Packard Co.	118,100	5,392,446
International Business Machines Corp.	41,300	4,755,282

		10,147,728

Internet Software & Services (11.9%)
eBay, Inc.*	240,600	7,179,504
Google, Inc., Class A*	12,025	5,296,652
Yahoo!, Inc.*	275,900	7,981,787

		20,457,943

IT Services (0.5%)
Visa, Inc., Class A*	13,500	841,860

Semiconductors & Semiconductor Equipment (1.8%)
Texas Instruments, Inc.	112,000	3,166,240

Software (4.1%)
CA, Inc.	143,200	3,222,000
Electronic Arts, Inc.*	75,400	3,763,968

		6,985,968

Total Information Technology		45,384,278

Materials (0.5%)
Metals & Mining (0.5%)
Nucor Corp.	13,500	914,490

Total Materials		914,490

Telecommunication Services (4.8%)
Diversified Telecommunication Services (3.2%)
Qwest Communications International, Inc.^	1,207,000	5,467,710

Wireless Telecommunication Services (1.6%)
Sprint Nextel Corp.	407,400	2,725,506

Total Telecommunication Services		8,193,216

Utilities (6.4%)
Independent Power Producers & Energy Traders (6.4%)
AES Corp.*	659,100	10,987,197

Total Utilities		10,987,197

Total Common Stocks (96.4%) (Cost $204,028,011)		165,713,346

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (12.9%)
Den Danske Bank/London
3.10%, 4/1/08	$350,000	350,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	2,000,000	2,000,000
3.00%, 4/1/08 (r)	19,027,203	19,027,203
Lloyds Bank plc/London
3.40%, 4/1/08	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		22,127,203

EQ ADVISORS TRUST

EQ/LEGG MASON VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposits (4.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	$7,005,833	$7,005,833

Total Short-Term Investments (17.0%) (Amortized Cost $29,133,036)		29,133,036

Total Investments (113.4%) (Cost/Amortized Cost $233,161,047)		194,846,382
Other Assets Less Liabilities (-13.4%)		(23,021,070)

Net Assets (100%)		$171,825,312

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$165,713,346	$29,133,036	$—	$194,846,382
Other Investments*	—	—	—	—

Total	$165,713,346	$29,133,036	$—	$194,846,382

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,278,590
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,753,101

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,971,483
Aggregate gross unrealized depreciation	(47,657,955)

Net unrealized depreciation	$(38,686,472)

Federal income tax cost of investments	$233,532,854

At March 31, 2008, the Portfolio had loaned securities with a total value of $21,576,133. This was secured by collateral of $22,127,203 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (23.7%)
Asset-Backed Securities (10.5%)
Accredited Mortgage Loan Trust, Series 07-1 A1
2.649%, 2/25/37 (b)(l)	$5,111,631	$4,865,696
ACE Securities Corp., Series 06-NC3 A2A
2.649%, 12/25/36 (b)(l)	3,793,143	3,640,842
American Express Credit Account Master Trust, Series 01-5 A
2.998%, 11/15/10 (l)	7,740,000	7,740,158
Bank One Issuance Trust, Series 03-A3 A3
2.928%, 12/15/10 (l)	7,130,000	7,129,952
Series 03-A6 A6
2.928%, 2/15/11 (l)	13,685,000	13,687,521
Bear Stearns Asset Backed Securities Trust, Series 05-HE12 1A1
2.699%, 12/25/35 (b)(l)	274,213	273,493
Series 06-HE10 21A1
2.669%, 12/25/36 †(b)(l)	3,059,242	2,912,016
BNC Mortgage Loan Trust, Series 07-3 A2
2.659%, 7/25/37 (b)(l)	5,665,348	5,228,667
Carrington Mortgage Loan Trust, Series 06-NC5 A1
2.649%, 1/25/37 (b)(l)	3,559,414	3,331,256
Series 07-RFC1 A1
2.649%, 12/25/36 (b)(l)	4,651,233	4,397,670
Chase Issuance Trust, Series 05-A1 A1
2.828%, 12/15/10 (l)	6,685,000	6,684,695
Countrywide Asset-Backed Certificates, Series 06-19 2A1
2.659%, 3/25/37 (b)(l)	843,710	824,675
Series 06-22 2A1
2.649%, 5/25/37 (b)(l)	3,059,367	2,958,503
Series 06-25 2A1
2.669%, 6/25/37 (b)(l)	4,512,482	4,373,802
Series 06-26 2A1
2.679%, 6/25/37 (b)(l)	2,696,666	2,516,357
Series 07-6 2A1
2.699%, 9/25/37 (b)(l)	5,360,808	5,080,446
Series 07-7 2A1
2.679%, 10/25/37 (b)(l)	4,925,996	4,683,836
Ford Credit Auto Owner Trust, Series 06-A A3
5.050%, 3/15/10	7,907,076	7,963,689
Series 06-B A2A
5.420%, 7/15/09	904,412	906,163
Honda Auto Receivables Owner Trust, Series 06-2 A3
5.300%, 7/21/10	5,523,270	5,578,292
Series 07-2 A2
5.410%, 11/23/09	5,874,535	5,920,699
MBNA Master Credit Card Trust, Series 98-E A
4.403%, 9/15/10 (l)	7,735,000	7,740,302
Morgan Stanley ABS Capital I, Series 06-HE8 A2A
2.649%, 10/25/36 (b)(l)	2,882,885	2,802,417
Series 07-HE4 A2A
2.709%, 2/25/37 (b)(l)	6,716,680	6,404,166
Series 07-NC1 A2A
2.649%, 11/25/36 (l)	3,479,204	3,361,438
Nationstar Home Equity Loan Trust, Series 06-B AV1
2.669%, 9/25/36 (b)(l)	1,099,529	1,076,409
Option One Mortgage Loan Trust, Series 07-5 2A1
2.689%, 5/25/37 (b)(l)	5,535,962	5,322,121
Residential Asset Mortgage Products, Inc., Series 06-EFC2 A1
2.659%, 12/25/36 (b)(l)	2,376,004	2,244,052
Structured Asset Securities Corp., Series 06-BC6 A2
2.679%, 1/25/37 †(b)(l)	3,779,572	3,590,593
Series 07-WF2 A2
3.299%, 8/25/37 (l)	7,570,019	7,373,675
World Omni Auto Receivable Trust, Series 06-A A3
5.010%, 10/15/10	3,813,005	3,839,634

		144,453,235

Non-Agency CMO (13.2%)
American Home Mortgage Assets, Series 06-6 A1A
2.789%, 12/25/46 (l)	2,995,022	2,242,437
Banc of America Commercial Mortgage, Inc., Series 07-2 A4
5.688%, 4/10/49 (l)	6,100,000	6,056,235
Series 07-3 A4
5.659%, 6/10/49 (l)	990,000	977,230
Bear Stearns Commercial Mortgage Securities, Series 07-PW17 A4
5.694%, 6/11/50 (l)	5,175,000	5,093,409
Series 07-PW18 A4
5.700%, 6/11/50	1,790,000	1,760,209
Citigroup Commercial Mortgage Trust, Series 06-C4 A3
5.725%, 3/15/49 (l)	5,000,000	5,046,302
Series 06-C5 A4
5.431%, 10/15/49	1,415,000	1,387,391
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 07-CD5 A4
5.886%, 11/15/44 (l)	7,100,000	7,078,242
Commercial Mortgage Loan Trust, Series 08-LS1 A4B
6.221%, 12/10/49 (l)	7,210,000	6,809,557
Countrywide Alternative Loan Trust, Series 05-64CB 1A15
5.500%, 12/25/35	4,500,000	3,747,585
Series 06-OA21 A1
2.726%, 3/20/47 (l)	3,911,520	2,968,077
Series 06-OC8 2A1A
2.689%, 11/25/36 (l)	3,563,518	3,332,447
Series 06-OC10 2A1
2.689%, 11/25/36 (l)	2,768,079	2,355,475
Series 06-OC11 2A1
2.699%, 1/25/37 (l)	3,654,021	3,392,833
CW Capital Cobalt Ltd., Series 07-C3 A4
5.820%, 5/15/46 (l)	4,050,000	4,044,879
Deutsche ALT-A Securities, Inc., Alternate Loan Trust, Series 06-OA1 A1
2.799%, 2/25/47 (l)	3,301,070	2,512,535
GS Mortgage Securities Corp. II, Series 07-GG10 A4
5.799%, 8/10/45 (l)	3,925,000	3,918,749
GSR Mortgage Loan Trust, Series 06-OA1 2A1
2.789%, 8/25/46 (l)	4,516,555	3,436,069

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Harborview Mortgage Loan Trust, Series 06-9 2A1A
2.769%, 11/19/36 (l)	$2,840,163	$2,161,729
LB Commercial Conduit Mortgage Trust, Series 98-C4 A2
6.300%, 10/15/35	8,387,960	8,402,426
LB-UBS Comercial Mortgage Trust, Series 05-C3 A5
4.739%, 7/15/30^	10,165,000	9,857,121
Series 07-C1 A4
5.420%, 2/15/40	2,570,000	2,496,051
Series 07-C1 AM
5.450%, 2/15/40	1,600,000	1,431,392
Series 07-C2 A3
5.430%, 2/15/40	2,255,000	2,189,115
Series 07-C7 A3
5.866%, 9/15/45 (l)	8,725,000	8,691,523
Morgan Stanley Capital I, Series 07-HQ11 A4
5.447%, 2/12/44 (l)	8,300,000	8,048,244
Series 07-IQ13 A4
5.364%, 3/15/44	10,320,000	9,962,248
Series 07-IQ15 A4
5.882%, 6/11/49 (l)	7,675,000	7,712,083
Series 07-IQ16 A4
5.809%, 12/12/49	3,955,000	3,921,010
Residential Accredit Loans, Inc., Series 07-QO2 A1
2.749%, 2/25/47 (l)	2,331,242	1,629,406
Structured Asset Securities Corp., Series 05-5 2A4
5.500%, 4/25/35	9,800,000	8,229,836
TIAA Retail Commercial Trust, Series 07-C4 A3
6.096%, 8/15/39 (l)	10,380,000	10,609,281
Wachovia Bank Commercial Mortgage Trust, Series 04-C15 A4
4.800%, 10/15/41	7,975,000	7,817,652
Series 05-C22 A4
5.266%, 12/15/44 (l)	3,525,000	3,521,776
Series 06-C25 A4
5.742%, 5/15/43 (l)	3,925,000	3,962,957
Series 07-C32 A3
5.741%, 6/15/49 (l)	6,175,000	6,117,761
Series 07-C33 A4
5.903%, 2/15/51^(l)	3,100,000	3,123,852
Wells Fargo Mortgage Backed Securities Trust, Series 07-8 2A2
6.000%, 7/25/37	5,660,000	5,218,904

		181,264,028

Total Asset-Backed and Mortgage- Backed Securities		325,717,263

Consumer Discretionary (2.6%)
Media (2.4%)
Comcast Corp.
7.050%, 3/15/33	3,500,000	3,569,038
6.950%, 8/15/37	5,175,000	5,185,376
Historic TW, Inc.
6.625%, 5/15/29	8,500,000	7,970,093
News America Holdings, Inc.
7.700%, 10/30/25^	3,500,000	3,834,778
News America, Inc.
6.400%, 12/15/35^	4,975,000	4,828,332
6.650%, 11/15/37 §	2,750,000	2,773,345
TCI Communications, Inc.
7.875%, 2/15/26	4,000,000	4,214,676

		32,375,638

Multiline Retail (0.2%)
Target Corp.
7.000%, 1/15/38	3,000,000	3,083,574

Total Consumer Discretionary		35,459,212

Consumer Staples (2.1%)
Food & Staples Retailing (1.2%)
CVS Caremark Corp.
6.250%, 6/1/27^	3,475,000	3,463,109
Tesco plc
6.150%, 11/15/37 §	5,150,000	4,990,803
Wal-Mart Stores, Inc.
5.250%, 9/1/35	1,900,000	1,681,540
6.500%, 8/15/37	6,575,000	6,903,842

		17,039,294

Food Products (0.6%)
Kraft Foods, Inc.
7.000%, 8/11/37	4,370,000	4,369,462
6.875%, 2/1/38	4,000,000	3,936,380

		8,305,842

Household Products (0.3%)
Kimberly Clark Corp.
6.625%, 8/1/37	2,475,000	2,708,868
Proctor & Gamble Co.
5.550%, 3/5/37	1,200,000	1,198,224

		3,907,092

Total Consumer Staples		29,252,228

Energy (3.3%)
Energy Equipment & Services (0.5%)
Halliburton Co.
8.750%, 2/15/21	2,800,000	3,588,822
Transocean, Inc.
6.800%, 3/15/38	3,600,000	3,677,619

		7,266,441

Oil, Gas & Consumable Fuels (2.8%)
Anadarko Finance Co., Series B
7.500%, 5/1/31	2,750,000	3,094,014
Anadarko Petroleum Corp.
6.450%, 9/15/36	6,500,000	6,619,294
Burlington Resources Finance Co.
7.400%, 12/1/31	2,475,000	2,909,622
Canadian Natural Resources Ltd.
6.250%, 3/15/38	1,200,000	1,150,990
6.750%, 2/1/39^	3,725,000	3,801,236
Conoco Funding Co.
7.250%, 10/15/31	425,000	495,676
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36^	1,920,000	1,951,801
ConocoPhillips Holding Co.
6.950%, 4/15/29	1,800,000	2,049,622
Devon Energy Corp.
7.950%, 4/15/32	1,100,000	1,356,464
EnCana Corp.
6.500%, 8/15/34	1,445,000	1,457,070
6.625%, 8/15/37	2,000,000	2,026,318
6.500%, 2/1/38	1,050,000	1,042,625
Nexen, Inc.
6.400%, 5/15/37	1,625,000	1,556,163
Suncor Energy, Inc.
6.500%, 6/15/38	1,100,000	1,085,114
Valero Energy Corp.
6.625%, 6/15/37	1,295,000	1,237,844

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
XTO Energy, Inc.
6.750%, 8/1/37	$6,065,000	$6,486,778

		38,320,631

Total Energy		45,587,072

Financials (17.5%)
Capital Markets (3.4%)
Goldman Sachs Group, Inc.
5.450%, 11/1/12^	7,920,000	8,119,980
6.125%, 2/15/33	3,000,000	2,731,713
6.750%, 10/1/37	10,725,000	9,977,822
Lehman Brothers Holdings, Inc.
4.500%, 9/15/22 (l)	1,550,000	1,478,424
7.000%, 9/27/27	3,150,000	2,911,643
6.875%, 7/17/37	7,330,000	6,355,469
Morgan Stanley
5.550%, 4/27/17	4,500,000	4,231,872
5.950%, 12/28/17	6,600,000	6,378,616
6.250%, 8/9/26^	4,500,000	3,983,904

		46,169,443

Commercial Banks (4.3%)
Barclays Bank plc
5.926%, 9/29/49 §(l)	1,880,000	1,612,279
7.434%, 9/29/49 §(l)	4,950,000	4,475,216
Depfa ACS Bank
5.125%, 3/16/37 §	9,625,000	9,400,478
First Union National Bank of Florida
6.180%, 2/15/36	5,000,000	5,220,845
FleetBoston Financial Corp.
6.875%, 1/15/28	750,000	798,141
HSBC Holdings plc
7.625%, 5/17/32	1,000,000	1,062,484
6.500%, 5/2/36	2,500,000	2,418,530
Royal Bank of Scotland Group plc
6.990%, 10/29/49 § (l)	3,250,000	2,758,925
Societe Generale S.A.
5.922%, 4/29/49 §(l)	3,700,000	3,020,828
UBS AG/Connecticut
5.875%, 12/20/17	5,775,000	5,902,789
UBS/New York
7.750%, 9/1/26	2,000,000	2,235,042
Wachovia Bank N.A./North Carolina
6.600%, 1/15/38	10,650,000	9,867,459
Wachovia Corp.
7.980%, 02/28/49 (l)	5,625,000	5,526,562
Wells Fargo Bank N.A.
5.950%, 8/26/36	4,300,000	4,225,610

		58,525,188

Consumer Finance (0.2%)
SLM Corp.
3.531%, 1/26/09 (l)	2,365,000	2,117,527
3.631%, 1/27/14 (l)	1,575,000	1,103,100

		3,220,627

Diversified Financial Services (6.9%)
Bank of America Corp.
6.000%, 9/1/17	8,525,000	8,962,946
5.750%, 12/1/17	12,345,000	12,775,137
8.000%, 12/31/49 (l)	4,900,000	4,905,880
Bank of America N.A.
5.300%, 3/15/17	5,275,000	5,239,425
6.100%, 6/15/17	3,650,000	3,830,551
Citigroup, Inc.
5.875%, 2/22/33	2,500,000	2,103,698
5.850%, 12/11/34	7,425,000	6,454,805
5.875%, 5/29/37	6,150,000	5,341,546
General Electric Capital Corp.
6.150%, 8/7/37	15,000,000	14,978,265
JPMorgan Chase & Co.
6.000%, 1/15/18	1,575,000	1,642,443
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	5,800,000	6,044,893
JP Morgan Chase Capital XXII
6.450%, 2/2/37	925,000	798,099
JP Morgan Chase Capital XXV
6.800%, 10/1/37	15,925,000	14,550,306
TIAA Global Markets, Inc.
5.125%, 10/10/12 §	5,000,000	5,172,880
ZFS Finance USA Trust I
6.500%, 5/9/37 §(l)	2,775,000	2,504,260

		95,305,134

Insurance (2.7%)
Allstate Corp.
6.500%, 5/15/57^ (l)	8,575,000	7,061,821
Chubb Corp.
6.000%, 5/11/37	3,275,000	2,940,658
Lincoln National Corp.
6.300%, 10/9/37	1,250,000	1,129,930
6.050%, 4/20/67 (l)	4,420,000	3,864,512
MetLife, Inc.
5.700%, 6/15/35	4,000,000	3,558,312
6.400%, 12/15/36	4,115,000	3,269,943
Progressive Corp.
6.700%, 6/15/37 (l)	1,600,000	1,424,994
Prudential Financial, Inc.
5.900%, 3/17/36	3,000,000	2,670,876
5.700%, 12/14/36^	1,125,000	958,380
6.625%, 12/1/37	4,280,000	4,227,519
Travelers Cos., Inc.
6.250%, 3/15/37 (l)	3,950,000	3,483,995
6.250%, 6/15/37	2,450,000	2,270,912

		36,861,852

Total Financials		240,082,244

Government Securities (46.3%)
Agency CMO (3.0%)
Federal Home Loan Mortgage Corp.
5.500%, 12/15/35	5,430,000	5,404,959
5.000%, 1/15/36	15,266,502	13,391,534
5.500%, 7/15/37	6,456,260	6,453,612
Federal National Mortgage Association
5.500%, 6/25/18	1,029,128	1,031,741
5.500%, 5/25/35	13,212,000	12,962,069
5.000%, 7/1/36 IO	9,229,858	2,012,998

		41,256,913

Foreign Governments (0.1%)
Province of British Columbia
7.250%, 9/1/36	1,000,000	1,385,004

U.S. Government Agencies (5.5%)
Federal Farm Credit Bank
6.890%, 9/12/25	10,750,000	13,459,075
Federal National Mortgage Association
5.000%, 2/1/36	15,042,336	14,910,114
6.000%, 10/1/36	447,559	458,998
6.000%, 7/1/37	13,620,304	13,965,034
6.000%, 2/1/38	17,471,832	17,914,044
5.500%, 4/25/38 TBA	6,000,000	6,056,250
Government National Mortgage Association
5.500%, 5/15/38 TBA	9,100,000	9,250,714

		76,014,229

U.S. Treasuries (37.7%)
U.S. Treasury Bonds
8.750%, 8/15/20^	23,380,000	34,332,080
7.250%, 8/15/22^	13,920,000	18,601,686
6.250%, 8/15/23^	179,285,000	220,674,556

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
6.625%, 2/15/27^	$11,595,000	$15,087,089
5.000%, 5/15/37^	68,090,000	76,170,377
4.375%, 2/15/38^	78,815,000	79,750,928
Inflation Indexed
2.375%, 1/15/27^	11,281,326	12,314,267
U.S. Treasury STRIPS
8/15/21^ IO	23,525,000	13,059,598
11/15/27^ PO	115,925,000	47,673,808

		517,664,389

Total Government Securities		636,320,535

Health Care (3.4%)
Health Care Equipment & Supplies (0.6%)
Covidien International Finance S.A.
6.550%, 10/15/37 §	7,450,000	7,614,198

Health Care Providers & Services (0.1%)
UnitedHealth Group, Inc.
5.800%, 3/15/36	2,225,000	1,833,865

Pharmaceuticals (2.7%)
Abbott Laboratories
6.150%, 11/30/37	5,200,000	5,372,957
Bristol-Myers Squibb Co.
5.875%, 11/15/36	3,660,000	3,539,293
Eli Lilly & Co.
5.550%, 3/15/37	5,385,000	5,175,497
Johnson & Johnson
5.950%, 8/15/37	3,375,000	3,579,410
Schering-Plough Corp.
6.550%, 9/15/37	6,700,000	6,452,368
Teva Pharmaceutical Finance LLC
6.150%, 2/1/36	5,625,000	5,483,346
Wyeth
6.000%, 2/15/36	4,530,000	4,427,735
5.950%, 4/1/37	3,225,000	3,151,002

		37,181,608

Total Health Care		46,629,671

Industrials (1.5%)
Aerospace & Defense (0.5%)
Honeywell International, Inc.
6.625%, 6/15/28	1,020,000	1,115,406
5.700%, 3/15/37	2,010,000	1,987,452
United Technologies Corp.
6.700%, 8/1/28	1,725,000	1,924,222
6.050%, 6/1/36	1,300,000	1,342,874

		6,369,954

Air Freight & Logistics (1.0%)
United Parcel Service, Inc.
6.200%, 1/15/38	13,000,000	13,905,619

Total Industrials		20,275,573

Information Technology (0.8%)
Computers & Peripherals (0.8%)
International Business Machines Corp.
5.700%, 9/14/17	10,850,000	11,366,037

Total Information Technology		11,366,037

Materials (0.5%)
Metals & Mining (0.5%)
Alcoa, Inc.
5.870%, 2/23/22	1,425,000	1,384,104
Teck Cominco Ltd.
6.125%, 10/1/35	3,500,000	2,992,097
XSTRATA Canada Corp.
6.200%, 6/15/35	3,500,000	3,083,283

Total Materials		7,459,484

Telecommunication Services (4.9%)
Diversified Telecommunication Services (4.2%)
AT&T Corp.
8.000%, 11/15/31	3,000,000	3,505,527
AT&T, Inc.
6.800%, 5/15/36	3,025,000	3,108,278
6.500%, 9/1/37	11,875,000	11,746,655
6.300%, 1/15/38	6,925,000	6,695,956
British Telecommunications plc
9.125%, 12/15/30	1,725,000	2,142,408
Embarq Corp.
7.995%, 6/1/36	3,100,000	2,831,097
Sprint Capital Corp.
6.875%, 11/15/28	2,000,000	1,490,000
8.750%, 3/15/32	2,500,000	2,112,500
Telecom Italia Capital S.A.
6.000%, 9/30/34	4,500,000	3,803,337
Telefonica Emisiones S.A.U.
7.045%, 6/20/36	4,500,000	4,704,966
Verizon Communications, Inc.
6.250%, 4/1/37^	4,600,000	4,391,445
6.400%, 2/15/38	7,000,000	6,815,004
Verizon Global Funding Corp.
7.750%, 12/1/30^	3,500,000	3,802,771

		57,149,944

Wireless Telecommunication Services (0.7%)
Vodafone Group plc
7.875%, 2/15/30	2,500,000	2,747,825
6.150%, 2/27/37	7,525,000	7,014,023

		9,761,848

Total Telecommunication Services		66,911,792

Utilities (4.1%)
Electric Utilities (3.7%)
Consolidated Edison Co. of New York, Inc.
6.200%, 6/15/36	1,325,000	1,301,815
Duke Energy Carolinas LLC
6.100%, 6/1/37^	1,085,000	1,080,056
6.000%, 1/15/38	2,800,000	2,790,827
EDP Finance B.V.
6.000%, 2/2/18 §	3,575,000	3,651,837
Florida Power & Light Co.
5.400%, 9/1/35	2,500,000	2,323,675
5.950%, 2/1/38	6,000,000	6,021,966
Florida Power Corp.
6.350%, 9/15/37	4,750,000	4,935,925
MidAmerican Energy Co.
5.800%, 10/15/36	1,550,000	1,472,826
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	3,950,000	3,700,028
6.500%, 9/15/37	5,625,000	5,637,234
PacifiCorp
6.250%, 10/15/37	1,800,000	1,818,671
Public Service Co. of Colorado
6.250%, 9/1/37	3,550,000	3,695,337
Southern California Edison Co.
5.625%, 2/1/36	1,750,000	1,676,843
Series 05-E
5.350%, 7/15/35	2,125,000	1,958,347
Series 08-A
5.950%, 2/1/38	3,650,000	3,658,271
Tampa Electric Co.
6.150%, 5/15/37	1,825,000	1,700,749

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Virginia Electric & Power Co., Series A
6.000%, 5/15/37	$3,700,000	$3,608,784

		51,033,191

Multi-Utilities (0.4%)
Dominion Resources, Inc., Series B
5.950%, 6/15/35	2,000,000	1,888,664
Energy East Corp.
6.750%, 7/15/36	3,500,000	3,399,480

		5,288,144

Total Utilities		56,321,335

Total Long-Term Debt Securities (110.7%) (Cost $1,526,310,032)		1,521,382,446

	Number of Shares
PREFERRED STOCKS:
Financials (1.3%)
Commercial Banks (0.4%)
Wachovia Corp.
8.000%^	210,000	5,187,000

Diversified Financial Services (0.1%)
Citigroup, Inc.,
8.125%^	89,500	2,151,580

Thrifts & Mortgage Finance (0.8%)
Fannie Mae
8.250%^	245,600	5,906,680
Freddie Mac
8.375%^	185,300	4,521,320

		10,428,000

Total Preferred Stocks (1.3%) (Cost $18,260,000)		17,766,580

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (19.5%)
Bancaja U.S. Debt S.A.U.
4.64%, 7/10/09 (l)	$3,300,922	3,300,922
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	7,000,000	7,000,000
Bank of Ireland
3.30%, 4/1/08	10,000,000	10,000,000
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	7,000,000	7,000,000
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	6,000,000	6,000,000
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	10,000,000	10,000,000
Beta Finance, Inc.
2.38%, 2/17/09 (l)	4,998,220	4,998,220
Comerica Bank
2.59%, 6/19/09 (l)	5,000,584	5,000,584
Den Danske Bank/London
3.10%, 4/1/08	10,000,000	10,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	100,000,000	100,000,000
3.00%, 4/1/08 (r)	54,438,514	54,438,514
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	10,000,000	10,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	10,000,000	10,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	3,000,000	3,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	2,000,000	2,000,000
Norddeutsche Landesbank Girozentrale
3.40%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.41%, 12/15/09 (l)	2,000,000	2,000,000
Principal Life Income Fund Trust 29
2.40%, 3/22/10 (l)	4,000,000	4,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,550,000	1,550,000
Royal Bank of Scotland Group plc/London
3.15%, 4/1/08	7,000,000	7,000,000

Total Short-Term Investments (19.5%) (Amortized Cost $267,288,240)		267,288,240

Total Investments Before Securities Sold Short(131.5%) (Cost/Amortized Cost $1,811,858,272)		1,806,437,266

SECURITIES SOLD SHORT:
U.S. Government Securities (-2.1%)
Federal National Mortgage Association
5.000%, 4/25/38 TBA	(22,900,000)	(23,191,097)
6.000%, 4/25/38 TBA	(5,100,000)	(5,213,159)

Total Securities Sold Short(-2.1%) (Proceeds Received $28,001,410)		(28,404,256)

Total Investments (129.4%) (Cost/Amortized Cost $1,783,856,862)		1,778,033,010
Other Assets Less Liabilities (-29.4%)		(403,920,392)

Net Assets (100%)		$1,374,112,618

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $6,502,609 or 0.47% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $47,975,049 or 3.49% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

IO — Interest only

PO — Principal only

STRIPS—Separate Training of Registered Interest and Principle of Securities

TBA — Security is subject to delayed delivery.

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$17,766,580	$1,782,168,077	$6,502,609	$1,806,437,266
Other Investments*	—	—	—	—

Total	$17,766,580	$1,782,168,077	$6,502,609	$1,806,437,266

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$7,062,516	$—
Total gains or losses (realized/unrealized) included in earnings	(130,961)	—
Purchases, sales, issueances, and settlements (net)	(428,946)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$6,502,609	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(130,961)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$135,624,776
Long-term U.S. Treasury securities	1,412,879,550

$1,548,504,326

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$105,024,743
Long-term U.S. Treasury securities	1,356,491,009

$1,461,515,752

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,526,092
Aggregate gross unrealized depreciation	(30,885,521)

Net unrealized depreciation	$(11,359,429)

Federal income tax cost of investments	$1,817,796,695

EQ ADVISORS TRUST

EQ/LONG TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

At March 31, 2008, the Portfolio had loaned securities with a total value of $313,667,572. This was secured by collateral of $267,288,240 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $52,165,945 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,444,480 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.9%)
Internet & Catalog Retail (2.5%)
IAC/InterActiveCorp*	248,876	$5,166,666

Media (0.4%)
News Corp., Class B	46,946	893,852

Specialty Retail (2.0%)
Home Depot, Inc.	37,480	1,048,316
J. Crew Group, Inc.*	56,490	2,495,163
Staples, Inc.	26,120	577,513

		4,120,992

Total Consumer Discretionary		10,181,510

Consumer Staples (16.7%)
Beverages (3.5%)
Coca-Cola Co.	34,013	2,070,371
Coca-Cola Enterprises, Inc.^	216,718	5,244,576

		7,314,947

Food & Staples Retailing (6.1%)
Costco Wholesale Corp.	3,520	228,694
CVS Caremark Corp.	54,160	2,194,022
Kroger Co.	131,336	3,335,935
SUPERVALU, Inc.	44,786	1,342,684
Wal-Mart Stores, Inc.	104,956	5,529,082

		12,630,417

Food Products (4.9%)
Archer-Daniels-Midland Co.	48,580	1,999,553
ConAgra Foods, Inc.	16,720	400,444
General Mills, Inc.	27,430	1,642,508
Kellogg Co.	4,080	214,445
Kraft Foods, Inc., Class A	168,309	5,219,262
Wm. Wrigley Jr. Co.	13,060	820,690

		10,296,902

Household Products (1.9%)
Colgate-Palmolive Co.	10,590	825,067
Procter & Gamble Co.	45,617	3,196,383

		4,021,450

Tobacco (0.3%)
Philip Morris International, Inc.*	10,590	535,642

Total Consumer Staples		34,799,358

Energy (11.2%)
Energy Equipment & Services (1.9%)
Halliburton Co.	15,920	626,134
Schlumberger Ltd.	20,009	1,740,783
Smith International, Inc.	24,060	1,545,374

		3,912,291

Oil, Gas & Consumable Fuels (9.3%)
Chevron Corp.	31,840	2,717,862
Devon Energy Corp.	23,840	2,487,227
El Paso Corp.	43,040	716,186
EOG Resources, Inc.	12,280	1,473,600
Exxon Mobil Corp.	98,436	8,325,717
Occidental Petroleum Corp.	10,790	789,504
Peabody Energy Corp.	10,200	520,200
Spectra Energy Corp.	41,635	947,196
XTO Energy, Inc.	24,010	1,485,259

		19,462,751

Total Energy		23,375,042

Financials (23.5%)
Capital Markets (6.4%)
Bank of New York Mellon Corp.	168,987	7,051,828
Charles Schwab Corp.	85,810	1,615,802
Merrill Lynch & Co., Inc.	113,280	4,615,027

		13,282,657

Commercial Banks (5.4%)
PNC Financial Services Group, Inc.	52,250	3,426,032
SunTrust Banks, Inc.	31,994	1,764,149
Wachovia Corp.	36,710	991,170
Wells Fargo & Co.	172,090	5,007,819

		11,189,170

Consumer Finance (0.6%)
Capital One Financial Corp.	27,650	1,360,933

Diversified Financial Services (5.6%)
Bank of America Corp.	100,070	3,793,654
JPMorgan Chase & Co.	183,193	7,868,139

		11,661,793

Insurance (3.6%)
American International Group, Inc.	52,904	2,288,098
Aon Corp.	87,820	3,530,364
MetLife, Inc.	7,818	471,113
Prudential Financial, Inc.	16,800	1,314,600

		7,604,175

Thrifts & Mortgage Finance (1.9%)
Fannie Mae	146,853	3,865,171

Total Financials		48,963,899

Health Care (10.2%)
Biotechnology (0.8%)
Amgen, Inc.*	42,710	1,784,424

Health Care Equipment & Supplies (2.2%)
Boston Scientific Corp.*	281,170	3,618,658
Covidien Ltd.	10,620	469,935
Medtronic, Inc.	9,030	436,781

		4,525,374

Pharmaceuticals (7.2%)
Abbott Laboratories	101,757	5,611,899
Eli Lilly & Co.	51,660	2,665,139
Mylan, Inc.^	37,190	431,404
Teva Pharmaceutical Industries Ltd. (ADR)	96,320	4,449,021
Wyeth	42,108	1,758,430

		14,915,893

Total Health Care		21,225,691

Industrials (11.4%)
Aerospace & Defense (0.4%)
Honeywell International, Inc.	14,220	802,293

Air Freight & Logistics (1.6%)
United Parcel Service, Inc., Class B	44,950	3,282,249

Airlines (0.4%)
Delta Air Lines, Inc.*	99,790	858,194

Commercial Services & Supplies (0.8%)
Waste Management, Inc.	53,646	1,800,360

Electrical Equipment (1.8%)
Emerson Electric Co.	71,822	3,695,960

Industrial Conglomerates (4.3%)
General Electric Co.	241,509	8,938,248

Machinery (0.6%)
Eaton Corp.	15,596	1,242,533

Road & Rail (1.5%)
Canadian National Railway Co.	12,730	615,114
Hertz Global Holdings, Inc.*	206,490	2,490,269

		3,105,383

Total Industrials		23,725,220

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (9.9%)
Communications Equipment (1.9%)
Corning, Inc.	34,470	$828,659
Juniper Networks, Inc.*	30,480	762,000
QUALCOMM, Inc.	56,110	2,300,510

		3,891,169

Computers & Peripherals (2.6%)
Hewlett-Packard Co.	53,460	2,440,984
Sun Microsystems, Inc.*	193,148	2,999,588

		5,440,572

Electronic Equipment & Instruments (0.1%)
Avnet, Inc.*	6,840	223,873

IT Services (1.3%)
Visa, Inc., Class A*	24,850	1,549,646
Western Union Co.	53,790	1,144,113

		2,693,759

Software (4.0%)
Microsoft Corp.	180,230	5,114,927
Oracle Corp.*	160,810	3,145,444

		8,260,371

Total Information Technology		20,509,744

Materials (6.2%)
Chemicals (2.5%)
Monsanto Co.	32,233	3,593,979
Praxair, Inc.	18,730	1,577,628

		5,171,607

Metals & Mining (3.7%)
Barrick Gold Corp.	76,861	3,339,610
BHP Billiton Ltd. (ADR)	14,100	928,485
Freeport-McMoRan Copper & Gold, Inc.	35,280	3,394,642

		7,662,737

Total Materials		12,834,344

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	133,567	5,115,616

Total Telecommunication Services		5,115,616

Utilities (2.0%)
Electric Utilities (1.0%)
PPL Corp.	13,446	617,440
Progress Energy, Inc.	34,886	1,454,746

		2,072,186

Multi-Utilities (1.0%)
PG&E Corp.	55,490	2,043,142

Total Utilities		4,115,328

Total Common Stocks (98.5%) (Cost $209,899,053)		204,845,752

CONVERTIBLE PREFERRED STOCK:
Health Care (0.3%)
Pharmaceuticals (0.3%)
Mylan, Inc., 6.500% (Cost $758,000)	758	655,185

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (1.9%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	$3,862,457	3,862,457

Time Deposit (1.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	3,795,802	3,795,802

Total Short-Term Investments (3.7%) (Amortized Cost $7,658,259)		7,658,259

Total Investments (102.5%) (Cost/Amortized Cost $218,315,312)		213,159,196
Other Assets Less Liabilities (-2.5%)		(5,115,783)

Net Assets (100%)		$208,043,413

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$205,500,937	$7,658,259	$—	$213,159,196
Other Investments*	—	—	—	—

Total	$205,500,937	$7,658,259	$—	$213,159,196

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$59,391,334
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$66,799,127

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,785,877
Aggregate gross unrealized depreciation	(18,111,598)

Net unrealized depreciation	$(5,325,721)

Federal income tax cost of investments	$218,484,917

At March 31, 2008, the Portfolio had loaned securities with a total value of $3,780,757. This was secured by collateral of $3,862,457 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (3.7%)
Hotels, Restaurants & Leisure (0.1%)
Carnival Corp.	500	$20,240
Royal Caribbean Cruises Ltd.	772	25,399

		45,639

Media (0.8%)
Comcast Corp., Special Class A*	12,886	244,447
Time Warner, Inc.	17,690	248,014
Walt Disney Co.	12,035	377,658

		870,119

Multiline Retail (1.4%)
Kohl’s Corp.*	15,206	652,185
Macy’s, Inc.	7,691	177,354
Target Corp.	13,101	663,959

		1,493,498

Specialty Retail (1.0%)
Best Buy Co., Inc.	15,822	655,980
GameStop Corp., Class A*	6,686	345,733
Tiffany & Co.	2,296	96,065

		1,097,778

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	11,565	348,685
Polo Ralph Lauren Corp.	1,783	103,931

		452,616

Total Consumer Discretionary		3,959,650

Consumer Staples (18.6%)
Beverages (3.9%)
Anheuser-Busch Cos., Inc.	7,815	370,822
Coca-Cola Co.	34,729	2,113,954
Diageo plc (Sponsored ADR)	4,379	356,100
PepsiCo, Inc.	18,607	1,343,426

		4,184,302

Food & Staples Retailing (3.9%)
CVS Caremark Corp.	44,256	1,792,811
Kroger Co.	17,243	437,972
Wal-Mart Stores, Inc.	32,639	1,719,422
Walgreen Co.	5,008	190,755

		4,140,960

Food Products (5.3%)
Archer-Daniels-Midland Co.	38,794	1,596,761
Campbell Soup Co.	21,502	729,993
Kellogg Co.	16,491	866,767
Kraft Foods, Inc., Class A	43,254	1,341,307
Wm. Wrigley Jr. Co.	17,492	1,099,197

		5,634,025

Household Products (4.4%)
Colgate-Palmolive Co.	19,474	1,517,219
Procter & Gamble Co.	45,314	3,175,152

		4,692,371

Tobacco (1.1%)
Altria Group, Inc.	16,392	363,903
Philip Morris International, Inc.*	16,392	829,107

		1,193,010

Total Consumer Staples		19,844,668

Energy (7.6%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	7,504	514,024
Schlumberger Ltd.	17,092	1,487,004

		2,001,028

Oil, Gas & Consumable Fuels (5.7%)
Chevron Corp.	18,399	1,570,539
ConocoPhillips	6,082	463,509
Exxon Mobil Corp.	35,803	3,028,218
Marathon Oil Corp.	2,830	129,048
Occidental Petroleum Corp.	2,900	212,193
Valero Energy Corp.	9,787	480,639
XTO Energy, Inc.	3,901	241,316

		6,125,462

Total Energy		8,126,490

Financials (11.0%)
Capital Markets (2.3%)
Bank of New York Mellon Corp.	33,351	1,391,737
Merrill Lynch & Co., Inc.	10,842	441,703
Morgan Stanley	13,915	635,916

		2,469,356

Commercial Banks (3.3%)
Marshall & Ilsley Corp.	7,302	169,406
PNC Financial Services Group, Inc.	21,516	1,410,804
SunTrust Banks, Inc.	5,569	307,075
U.S. Bancorp	18,863	610,407
Wachovia Corp.	7,174	193,698
Wells Fargo & Co.	27,488	799,901

		3,491,291

Diversified Financial Services (2.6%)
Bank of America Corp.	29,843	1,131,348
Citigroup, Inc.	22,211	475,760
JPMorgan Chase & Co.	26,074	1,119,878

		2,726,986

Insurance (2.3%)
American International Group, Inc.	13,769	595,509
Aon Corp.	23,434	942,047
Hartford Financial Services Group, Inc.	6,395	484,549
MetLife, Inc.	7,973	480,453

		2,502,558

Thrifts & Mortgage Finance (0.5%)
Fannie Mae	20,642	543,297

Total Financials		11,733,488

Health Care (14.9%)
Biotechnology (5.2%)
Amgen, Inc.*	19,985	834,973
Amylin Pharmaceuticals, Inc.*^	9,761	285,119
Celgene Corp.*	22,982	1,408,567
Genzyme Corp.*	12,479	930,185
Gilead Sciences, Inc.*^	24,914	1,283,818
ImClone Systems, Inc.*	13,030	552,733
Millennium Pharmaceuticals, Inc.*	18,879	291,869

		5,587,264

Health Care Equipment & Supplies (2.0%)
Baxter International, Inc.	10,936	632,319
Medtronic, Inc.	11,116	537,681
St. Jude Medical, Inc.*	21,552	930,831

		2,100,831

Health Care Providers & Services (2.4%)
Express Scripts, Inc.*	22,426	1,442,440
Medco Health Solutions, Inc.*	11,870	519,787
Quest Diagnostics, Inc.	13,265	600,507

		2,562,734

Pharmaceuticals (5.3%)
Abbott Laboratories	19,888	1,096,823
Bristol-Myers Squibb Co.	15,468	329,469
Eli Lilly & Co.	16,695	861,295
Johnson & Johnson	13,400	869,258
Merck & Co., Inc.	29,317	1,112,580
Mylan, Inc.^	2,565	29,754
Pfizer, Inc.	41,644	871,609

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Schering-Plough Corp.	36,771	$529,870

		5,700,658

Total Health Care		15,951,487

Industrials (8.7%)
Aerospace & Defense (4.6%)
Boeing Co.	6,522	485,041
General Dynamics Corp.	5,047	420,768
Honeywell International, Inc.	10,751	606,572
Lockheed Martin Corp.	10,324	1,025,173
Raytheon Co.	16,508	1,066,582
United Technologies Corp.	19,569	1,346,739

		4,950,875

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	9,679	706,761

Electrical Equipment (0.9%)
Emerson Electric Co.	17,974	924,942

Industrial Conglomerates (2.2%)
General Electric Co.	63,022	2,332,444

Machinery (0.3%)
Caterpillar, Inc.	4,256	333,202

Total Industrials		9,248,224

Information Technology (15.8%)
Communications Equipment (5.4%)
Cisco Systems, Inc.*	54,385	1,310,135
Corning, Inc.	39,458	948,570
Harris Corp.	4,591	222,801
Nokia Oyj (ADR)	53,872	1,714,746
QUALCOMM, Inc.	38,159	1,564,519

		5,760,771

Computers & Peripherals (2.8%)
Hewlett-Packard Co.	33,436	1,526,688
International Business Machines Corp.	12,562	1,446,388

		2,973,076

Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.*	7,239	215,939

Internet Software & Services (0.4%)
WebMD Health Corp., Class A*^	449	10,583
Yahoo!, Inc.*	15,500	448,415

		458,998

IT Services (0.3%)
Western Union Co.	14,358	305,395

Semiconductors & Semiconductor Equipment (1.5%)
Intel Corp.	49,378	1,045,826
NVIDIA Corp.*	11,703	231,603
Texas Instruments, Inc.	13,042	368,697

		1,646,126

Software (5.2%)
Activision, Inc.*	53,931	1,472,856
Adobe Systems, Inc.*	15,309	544,847
Electronic Arts, Inc.*	21,689	1,082,715
Microsoft Corp.	51,401	1,458,760
Oracle Corp.*	49,250	963,330

		5,522,508

Total Information Technology		16,882,813

Materials (6.3%)
Chemicals (4.3%)
Monsanto Co.	28,613	3,190,349
Praxair, Inc.	16,420	1,383,057

		4,573,406

Metals & Mining (2.0%)
Barrick Gold Corp.	44,722	1,943,171
Freeport-McMoRan Copper & Gold, Inc.	1,923	185,031

		2,128,202

Total Materials		6,701,608

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	70,874	2,714,474
Verizon Communications, Inc.	9,414	343,141

		3,057,615

Wireless Telecommunication Services (0.0%)
Sprint Nextel Corp.	9,138	61,133

Total Telecommunication Services		3,118,748

Utilities (3.8%)
Electric Utilities (2.1%)
FPL Group, Inc.	13,899	872,023
Northeast Utilities	24,654	605,009
Progress Energy, Inc.	18,745	781,667

		2,258,699

Multi-Utilities (1.7%)
Dominion Resources, Inc.	24,122	985,142
PG&E Corp.	22,478	827,640

		1,812,782

Total Utilities		4,071,481

Total Common Stocks (93.3%) (Cost $99,713,045)		99,638,657

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (1.0%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	$1,108,235	1,108,235

Time Deposit (5.9%)
JPMorgan Chase Nassau
1.59%, 4/1/08	6,275,047	6,275,047

Total Short-Term Investments (6.9%) (Amortized Cost $7,383,282)		7,383,282

Total Investments (100.2%) (Cost/Amortized Cost $107,096,327)		107,021,939
Other Assets Less Liabilities (-0.2%)		(249,847)

Net Assets (100%)		$106,772,092

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$99,638,657	$7,383,282	$—	$107,021,939
Other Investments*	—	—	—	—

Total	$99,638,657	$7,383,282	$—	$107,021,939

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$26,304,264
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$6,635,489

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,629,102
Aggregate gross unrealized depreciation	(6,924,641)

Net unrealized depreciation	$(295,539)

Federal income tax cost of investments	$107,317,478

At March 31, 2008, the Portfolio had loaned securities with a total value of $1,123,972. This was secured by collateral of $1,108,235 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.7%)
Auto Components (2.0%)
ArvinMeritor, Inc.^	166,500	$2,082,915
Goodyear Tire & Rubber Co.*	200,900	5,183,220

		7,266,135

Distributors (1.6%)
Genuine Parts Co.	147,726	5,941,540

Hotels, Restaurants & Leisure (1.2%)
Brinker International, Inc.^	240,584	4,462,833

Household Durables (2.4%)
Newell Rubbermaid, Inc.	78,391	1,792,802
Snap-On, Inc.	133,444	6,785,628

		8,578,430

Media (6.0%)
Arbitron, Inc.^	94,300	4,069,988
Gannett Co., Inc.^	94,700	2,751,035
Idearc, Inc.^	468,500	1,705,340
Interpublic Group of Cos., Inc.*^	1,358,684	11,426,532
R.H. Donnelley Corp.*^	401,581	2,032,000

		21,984,895

Multiline Retail (1.0%)
Macy’s, Inc.	163,578	3,772,109

Specialty Retail (2.5%)
Foot Locker, Inc.	294,964	3,471,726
OfficeMax, Inc.^	299,894	5,739,971

		9,211,697

Total Consumer Discretionary		61,217,639

Consumer Staples (8.1%)
Beverages (2.2%)
Coca-Cola Enterprises, Inc.	335,955	8,130,111

Food & Staples Retailing (2.9%)
Kroger Co.	204,492	5,194,097
Safeway, Inc.	181,353	5,322,710

		10,516,807

Food Products (3.0%)
Dean Foods Co.^	255,100	5,124,959
Smithfield Foods, Inc.*^	231,900	5,973,744

		11,098,703

Total Consumer Staples		29,745,621

Energy (7.3%)
Energy Equipment & Services (3.4%)
Halliburton Co.	174,689	6,870,518
Transocean, Inc.*	40,508	5,476,682

		12,347,200

Oil, Gas & Consumable Fuels (3.9%)
EOG Resources, Inc.	60,946	7,313,520
Range Resources Corp.	111,100	7,049,295

		14,362,815

Total Energy		26,710,015

Financials (5.1%)
Commercial Banks (0.6%)
Comerica, Inc.	12,300	431,484
Fifth Third Bancorp.	29,000	606,680
M&T Bank Corp.	7,000	563,360
Zions Bancorp^	15,300	696,915

		2,298,439

Insurance (4.5%)
ACE Ltd.	84,993	4,679,714
Conseco, Inc.*	486,239	4,959,638
PartnerReinsurance Ltd.^	89,440	6,824,272

		16,463,624

Total Financials		18,762,063

Health Care (7.0%)
Health Care Equipment & Supplies (1.3%)
Covidien Ltd.	104,400	4,619,700

Health Care Providers & Services (1.1%)
Aetna, Inc.	20,248	852,238
HealthSouth Corp.*^	185,700	3,303,603

		4,155,841

Pharmaceuticals (4.6%)
King Pharmaceuticals, Inc.*	845,158	7,352,875
Mylan, Inc.^	828,357	9,608,941

		16,961,816

Total Health Care		25,737,357

Industrials (10.0%)
Building Products (0.4%)
Owens Corning, Inc.*^	76,400	1,385,132

Commercial Services & Supplies (3.6%)
Allied Waste Industries, Inc.*	419,144	4,530,947
R.R. Donnelley & Sons Co.^	287,943	8,727,552

		13,258,499

Construction & Engineering (0.8%)
KBR, Inc.	103,731	2,876,461

Electrical Equipment (1.1%)
Hubbell, Inc., Class B^	90,234	3,942,323

Machinery (3.3%)
Cummins, Inc.	75,940	3,555,511
Pentair, Inc.^	57,100	1,821,490
Timken Co.^	228,990	6,805,582

		12,182,583

Trading Companies & Distributors (0.8%)
W.W. Grainger, Inc.	39,653	3,029,093

Total Industrials		36,674,091

Information Technology (11.0%)
Communications Equipment (6.0%)
ADC Telecommunications, Inc.*^	389,116	4,700,521
JDS Uniphase Corp.*^	925,105	12,387,156
Tellabs, Inc.*^	890,949	4,855,672

		21,943,349

Internet Software & Services (0.2%)
Openwave Systems, Inc.^	326,047	798,815

Software (4.8%)
Cadence Design Systems, Inc.*	123,595	1,319,995
McAfee, Inc.*	322,004	10,655,112
Sybase, Inc.*^	217,342	5,716,095

		17,691,202

Total Information Technology		40,433,366

Materials (11.1%)
Chemicals (4.9%)
Chemtura Corp.^	594,866	4,366,317
Eastman Chemical Co.	113,352	7,078,832
Monsanto Co.	16,308	1,818,342
Mosaic Co.*	26,593	2,728,442
Valspar Corp.^	106,300	2,108,992

		18,100,925

Containers & Packaging (4.2%)
Ball Corp.	172,273	7,914,221
Pactiv Corp.*^	282,632	7,407,785

		15,322,006

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Paper & Forest Products (2.0%)
AbitibiBowater, Inc.^	274,463	$3,543,317
MeadWestvaco Corp.	141,670	3,856,258

		7,399,575

Total Materials		40,822,506

Telecommunication Services (9.6%)
Diversified Telecommunication Services (9.6%)
CenturyTel, Inc.^	177,897	5,913,296
Embarq Corp.	266,983	10,706,019
Qwest Communications International, Inc.^	2,349,193	10,641,844
Windstream Corp.^	664,900	7,945,555

		35,206,714

Total Telecommunication Services		35,206,714

Utilities (10.3%)
Electric Utilities (2.4%)
Northeast Utilities	352,302	8,645,491

Gas Utilities (0.4%)
Southwest Gas Corp.^	59,396	1,660,712

Multi-Utilities (7.5%)
Ameren Corp.	203,658	8,969,098
CMS Energy Corp.	559,781	7,579,435
NiSource, Inc.^	549,843	9,479,294
Puget Energy, Inc.	52,409	1,355,821

		27,383,648

Total Utilities		37,689,851

Total Common Stocks (96.2%) (Cost $428,111,115)		352,999,223

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (28.4%)
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
3.04%, 6/30/08 (l)	$2,100,000	2,100,000
Den Danske Bank/London
3.10%, 4/1/08	4,000,000	4,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	10,000,000	10,000,000
3.00%, 4/1/08 (r)	71,050,675	71,050,675
Godman Sachs Group, Inc.
2.41%, 3/27/09 (l)	2,000,000	2,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	2,000,000	2,000,000
Norddeutsche Landesbank Girozentrale
3.40%, 4/1/08	3,000,000	3,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	3,000,000	3,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	2,000,000	2,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		104,150,675

Time Deposit (4.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	14,950,634	14,950,634

Total Short-Term Investments (32.5%) (Amortized Cost $119,101,309)		119,101,309

Total Investments (128.7%) (Cost/Amortized Cost $547,212,424)		472,100,532
Other Assets Less Liabilities (-28.7%)		(105,255,091)

Net Assets (100%)		$366,845,441

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/LORD ABBETT MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$352,999,223	$119,101,309	$—	$472,100,532
Other Investments*	—	—	—	—

Total	$352,999,223	$119,101,309	$—	$472,100,532

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,197,104
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$39,304,339

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,153,517
Aggregate gross unrealized depreciation	(97,202,628)

Net unrealized depreciation	$(78,049,111)

Federal income tax cost of investments	$550,149,643

At March 31, 2008, the Portfolio had loaned securities with a total value of $102,103,475. This was secured by collateral of $104,150,675 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.2%)
Automobiles (2.1%)
Toyota Motor Corp. (ADR)^	862,075	$86,974,747

Hotels, Restaurants & Leisure (14.9%)
Las Vegas Sands Corp.*^	1,862,442	137,150,229
McDonald’s Corp.	5,461,437	304,584,342
MGM MIRAGE*^	981,234	57,667,122
Wynn Resorts Ltd.^	1,121,944	112,912,444

		612,314,137

Specialty Retail (2.2%)
Lowe’s Cos., Inc.	4,021,751	92,258,968

Total Consumer Discretionary		791,547,852

Consumer Staples (4.8%)
Beverages (1.4%)
Coca-Cola Co.	958,281	58,330,565

Food & Staples Retailing (3.4%)
CVS Caremark Corp.	3,481,328	141,028,597

Total Consumer Staples		199,359,162

Energy (11.6%)
Energy Equipment & Services (8.2%)
FMC Technologies, Inc.*^	177,101	10,075,276
Schlumberger Ltd.^	1,623,571	141,250,677
Transocean, Inc.*	1,395,360	188,652,672

		339,978,625

Oil, Gas & Consumable Fuels (3.4%)
Petroleo Brasileiro S.A. (ADR)^	1,364,664	139,345,841

Total Energy		479,324,466

Financials (14.5%)
Capital Markets (2.9%)
Goldman Sachs Group, Inc.	712,656	117,866,176

Commercial Banks (6.7%)
Industrial & Commercial Bank of China Ltd., Class H	255,982,250	178,271,385
Wells Fargo & Co.	3,309,685	96,311,834

		274,583,219

Diversified Financial Services (2.8%)
JPMorgan Chase & Co.	2,685,556	115,344,630

Real Estate Investment Trusts (REITs) (2.1%)
ProLogis (REIT)^	1,499,397	88,254,507

Total Financials		596,048,532

Health Care (9.4%)
Biotechnology (4.2%)
Genentech, Inc.*	2,094,439	170,026,558

Health Care Providers & Services (3.1%)
UnitedHealth Group, Inc.	3,745,903	128,709,227

Pharmaceuticals (2.1%)
Merck & Co., Inc.	2,289,527	86,887,550

Total Health Care		385,623,335

Industrials (11.8%)
Aerospace & Defense (6.6%)
General Dynamics Corp.	1,023,853	85,358,624
Honeywell International, Inc.	417,428	23,551,288
Lockheed Martin Corp.	1,425,187	141,521,069
Precision Castparts Corp.	194,933	19,898,761

		270,329,742

Machinery (0.7%)
Deere & Co.	341,592	27,477,660

Road & Rail (4.5%)
Norfolk Southern Corp.	895,038	48,618,464
Union Pacific Corp.	1,098,338	137,709,618

		186,328,082

Total Industrials		484,135,484

Information Technology (10.5%)
Internet Software & Services (3.6%)
Google, Inc., Class A*	339,843	149,690,646

IT Services (6.9%)
Mastercard, Inc., Class A^	363,931	81,152,974
Visa, Inc., Class A*^	3,269,251	203,870,492

		285,023,466

Total Information Technology		434,714,112

Materials (5.7%)
Chemicals (5.7%)
Air Products & Chemicals, Inc.	859,256	79,051,552
Monsanto Co.	1,408,812	157,082,538

Total Materials		236,134,090

Telecommunication Services (2.8%)
Diversified Telecommunication Services (2.8%)
AT&T, Inc.	2,968,544	113,695,235

Total Telecommunication Services		113,695,235

Total Common Stocks (90.3%) (Cost $3,394,790,620)		3,720,582,268

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (11.5%)
Allstate Life Insurance Co.
2.68%, 8/27/08 (l)	$10,000,000	10,000,000
Bancaja U.S. Debt S.A.U.
4.64%, 7/10/09 (l)	5,001,397	5,001,397
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	15,000,000	15,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	5,000,000	5,000,000
Calyon/New York
2.37%, 10/14/08 (l)	9,998,484	9,998,484
2.41%, 7/2/10 (l)	4,997,666	4,997,666
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	15,000,000	15,000,000
Den Danske Bank/London
3.10%, 4/1/08	20,000,000	20,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	125,000,000	125,000,000
3.00%, 4/1/08 (r)	141,931,713	141,931,713
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	3,000,000	3,000,000
Bank of Scotland plc
2.37%, 7/17/08 (l)	5,000,000	5,000,000
ING Bank N.V./Amsterdam
2.95%, 4/1/08	15,000,000	15,000,000
K2 (USA) LLC
2.37%, 4/14/08 (l)	13,999,124	13,999,124
Lloyds Bank plc/London
3.40%, 4/1/08	15,000,000	15,000,000
Merrill Lynch & Co., Inc.
3.12%, 5/8/09 (l)	5,000,000	5,000,000
2.42%, 6/29/09 (l)	5,000,000	5,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	15,000,000	15,000,000

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note1)
New York Life Global Funding
2.70%, 3/30/09 (l)	$5,000,000	$5,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	3,000,000	3,000,000
3.40%, 4/1/08	12,250,000	12,250,000
Pricoa Global Funding I
2.40%, 6/25/10 (l)	4,998,874	4,998,874
Raiffeisen Zentralbank
3.40%, 4/1/08	15,000,000	15,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		474,177,258

Time Deposit (8.7%)
JPMorgan Chase Nassau
1.59%, 4/1/08	357,029,757	357,029,757

Total Short-Term Investments (20.2%) (Amortized Cost $831,207,015)		831,207,015

Total Investments (110.5%) (Cost/Amortized Cost $4,225,997,635)		4,551,789,283
Other Assets Less Liabilities (-10.5%)		(434,321,358)

Net Assets (100%)		$4,117,467,925

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$3,542,310,884	$1,009,478,399	$—	$4,551,789,283
Other Investments*	—	—	—	—

Total	$3,542,310,884	$1,009,478,399	$—	$4,551,789,283

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/MARSICO FOCUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,124,562,965
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$981,006,541

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$510,141,638
Aggregate gross unrealized depreciation	(192,725,706)

Net unrealized appreciation	$317,415,932

Federal income tax cost of investments	$4,234,373,351

At March 31, 2008, the Portfolio had loaned securities with a total value of $466,864,346. This was secured by collateral of $474,177,258 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $643,388, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $2,212,323 which expires in the year 2009.

Included in the capital carryforward amounts are $2,212,323 of losses acquired from EQ/Enterprise Capital Appreciation as a result of a tax free reorganization that occurred during the year 2005. Certain capital loss carryforwards my be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note1)
SHORT-TERM DEBT SECURITIES:
Bank Note (2.1%)
Harris N.A.
2.99%, 4/1/08	$50,000,000	$50,000,000

Certificates of Deposit (29.6%)
American Express Centurion Bank
2.77%, 5/19/08	50,000,000	50,000,000
4.93%, 6/3/08	25,000,000	25,000,000
American Express Bank FSB
2.77%, 9/15/08	25,000,000	25,000,000
Banco Santander S.A./New York
3.00%, 8/26/08	50,000,000	50,009,961
Bank of Tokyo-Mitsubishi Ltd.
4.36%, 4/9/08	25,000,000	25,000,000
Canadian Imperial Bank of Commerce/New York
2.95%, 8/20/08	75,000,000	75,000,000
Comerica Bank
4.72%, 5/5/08	50,000,000	50,000,000
3.08%, 6/6/08	30,000,000	30,000,000
Credit Suisse/New York
4.44%, 7/3/08	75,000,000	75,000,000
Depfa Bank plc/New York
4.50%, 4/8/08	50,000,000	50,000,000
4.38%, 4/9/08	25,000,000	25,000,000
Mizuho Corporate Bank/New York
3.25%, 4/25/08	50,000,000	50,000,000
Toronto Dominion Bank Ltd.
4.42%, 7/7/08	50,000,000	50,000,000
UniCredito Italiano/New York
2.76%, 9/15/08	25,000,000	25,000,000
Union Bank of California
4.45%, 4/7/08	50,000,000	50,000,000
Wachovia Bank N.A.
4.80%, 5/23/08	50,000,000	50,000,000

Total Certificates of Deposit		705,009,961

Commercial Paper (57.2%)
Allied Irish Banks NA
2.90%, 8/19/08 (n)(p)	75,000,000	74,157,083
ASB Finance Ltd./London
3.10%, 5/23/08 (n)(p)	75,000,000	74,658,750
Bank of America Corp.
2.79%, 9/9/08 (p)	100,000,000	98,761,194
Bank of Ireland
3.75%, 4/8/08 (n)(p)	50,000,000	49,958,389
2.93%, 5/13/08 (n)(p)	30,000,000	29,895,350
Barclays U.S. Funding LLC
4.13%, 4/8/08 (p)	50,000,000	49,954,160
Citigroup Funding, Inc.
4.13%, 7/10/08 (p)	75,000,000	74,140,625
Deutsche Bank Financial LLC
0.00%, 4/1/08 (p)	100,000,000	100,000,000
Dexia Delaware LLC
2.99%, 4/23/08 (p)	71,000,000	70,864,844
DnB NOR Bank ASA
2.97%, 4/16/08 (n)(p)	25,000,000	24,967,083
4.21%, 7/9/08 (n)(p)	50,000,000	49,422,500
FCAR Owner Trust I
4.44%, 5/23/08 (p)	19,000,000	18,876,500
General Electric Capital Corp.
0.00%, 4/1/08 (p)	100,000,000	100,000,000
Prudential Funding LLC
0.00%, 4/1/08 (p)	100,000,000	100,000,000
Rabobank USA Financial Corp.
0.00%, 4/1/08 (p)	100,000,000	100,000,000
Royal Bank of Scotland Group plc
4.25%, 7/7/08 (n)(p)	50,000,000	49,428,778
Santander Central Hispano Finance Delaware, Inc.
4.68%, 6/3/08 (p)	50,000,000	49,587,000
Skandinaviska Enskilda Banken AB
2.96%, 4/11/08 (n)(p)	50,000,000	49,930,139
4.58%, 5/23/08 (n)(p)	25,000,000	24,891,486
Swedbank
2.98%, 5/19/08 (p)	75,000,000	74,697,500
UBS Finance Delaware LLC
4.33%, 4/11/08 (p)	50,000,000	49,931,389
4.50%, 7/3/08 (p)	50,000,000	49,441,354

Total Commercial Paper		1,363,564,124

Time Deposits (6.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	2,838,967	2,838,967
Key Bank NA
2.19%, 4/1/08	44,000,000	44,000,000
Manufacturers & Traders Trust Co.
2.50%, 4/1/08	100,000,000	100,000,000

Total Time Deposits		146,838,967

Variable Rate Securities (4.8%)
International Business Machines Corp.
3.09%, 2/6/09 §(l)	2,000,000	2,000,000
Lehman Brothers Holdings, Inc.
3.12%, 5/29/08 (l)	70,000,000	70,006,801
Morgan Stanley Group
2.94%, 10/14/08 (l)	2,250,000	2,250,000
Wachovia Bank N.A.
2.86%, 1/27/09 (l)	40,000,000	40,000,000

Total Variable Rate Securities		114,256,801

Total Investments (99.8%) (Amortized Cost $2,379,669,853)		2,379,669,853
Other Assets Less Liabilities (0.2%)		5,173,981

Net Assets (100%)		$2,384,843,834

Federal Income tax cost of investments		$2,379,669,853

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $2,000,000 or 0.08% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$2,379,669,853	$—	$2,379,669,853
Other Investments*	—	—	—	—

Total	$—	$2,379,669,853	$—	$2,379,669,853

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

The Portfolio has a net capital loss carryforward of $68,289 which expires in the year 2009.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.0%)
Hotels, Restaurants & Leisure (3.0%)
McDonald’s Corp.	190,708	$10,635,785

Textiles, Apparel & Luxury Goods (3.0%)
NIKE, Inc., Class B^	156,400	10,635,200

Total Consumer Discretionary		21,270,985

Consumer Staples (22.9%)
Beverages (9.0%)
Coca-Cola Co.	285,100	17,354,037
PepsiCo, Inc.	197,640	14,269,608

		31,623,645

Food & Staples Retailing (7.4%)
Costco Wholesale Corp.	166,900	10,843,493
CVS Caremark Corp.	373,900	15,146,689

		25,990,182

Household Products (6.5%)
Colgate-Palmolive Co.^	77,953	6,073,318
Procter & Gamble Co.	240,596	16,858,562

		22,931,880

Total Consumer Staples		80,545,707

Energy (15.5%)
Energy Equipment & Services (9.9%)
Cameron International Corp.*^	171,300	7,132,932
Halliburton Co.	283,200	11,138,256
Schlumberger Ltd.	192,252	16,725,924

		34,997,112

Oil, Gas & Consumable Fuels (5.6%)
Devon Energy Corp.	108,100	11,278,073
Occidental Petroleum Corp.	114,300	8,363,331

		19,641,404

Total Energy		54,638,516

Health Care (18.6%)
Biotechnology (2.9%)
Gilead Sciences, Inc.*	194,900	10,043,197

Health Care Equipment & Supplies (3.7%)
Stryker Corp.	202,500	13,172,625

Pharmaceuticals (12.0%)
Abbott Laboratories	232,000	12,794,800
Allergan, Inc.	187,100	10,550,569
Merck & Co., Inc.	300,700	11,411,565
Schering-Plough Corp.	515,200	7,424,032

		42,180,966

Total Health Care		65,396,788

Industrials (10.7%)
Construction & Engineering (2.9%)
Fluor Corp.^	73,400	10,361,144

Electrical Equipment (4.4%)
Emerson Electric Co.	298,300	15,350,518

Industrial Conglomerates (3.4%)
General Electric Co.	319,631	11,829,543

Total Industrials		37,541,205

Information Technology (24.4%)
Communications Equipment (10.0%)
Juniper Networks, Inc.*^	285,200	7,130,000
QUALCOMM, Inc.	380,834	15,614,194
Research In Motion Ltd.*	112,700	12,648,321

		35,392,515

Computers & Peripherals (7.8%)
Apple, Inc.*	98,400	14,120,400
Hewlett-Packard Co.	294,700	13,456,002

		27,576,402

Internet Software & Services (3.8%)
Google, Inc., Class A*^	30,145	13,277,968

Semiconductors & Semiconductor Equipment (0.4%)
MEMC Electronic Materials, Inc.*^	18,800	1,332,920

Software (2.4%)
Electronic Arts, Inc.*^	168,100	8,391,552

Total Information Technology		85,971,357

Total Common Stocks (98.1%)
(Cost $311,494,588)		345,364,558

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (5.2%)
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
3.04%, 6/30/08 (l)	$750,000	750,000
Den Danske Bank/London
3.10%, 4/1/08	350,000	350,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	2,000,000	2,000,000
3.00%, 4/1/08 (r)	14,363,808	14,363,808
Lloyds Bank plc/London
3.40%, 4/1/08	300,000	300,000
Raiffeisen Zentralbank
3.40%, 4/1/08	500,000	500,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,263,808

Time Deposit (1.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	4,164,836	4,164,836

Total Short-Term Investments (6.4%)
(Amortized Cost $22,428,644)		22,428,644

Total Investments (104.5%)
(Cost/Amortized Cost $333,923,232)		367,793,202
Other Assets Less Liabilities (-4.5%)		(15,783,462)

Net Assets (100%)		$352,009,740

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$345,364,558	$22,428,644	$—	$367,793,202
Other Investments*	—	—	—	—

Total	$345,364,558	$22,428,644	$—	$367,793,202

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$78,909,827
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,383,387

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,298,685
Aggregate gross unrealized depreciation	(12,966,419)

Net unrealized appreciation	$33,332,266

Federal income tax cost of investments	$334,460,936

At March 31, 2008, the Portfolio had loaned securities with a total value of $18,070,287. This was secured by collateral of $18,263,808 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $4,080 as brokerage commissions with Sanford C. Bern-stein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $48,893,668 of which $2,496,503 expires in the year 2008, $2,496,503 expires in the year 2009, $33,312,699 expires in the year 2010, $10,247,355 expires in the year 2011, and $340,608 expires in the year 2012.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.9%)
Dana Holding Corp.*	24,178	$241,780
Dana Holding Corp.* (b)†	2,484	223,560
Goodyear Tire & Rubber Co.*	144,402	3,725,572
International Automotive Components Group (ADR)*(b)†	1,598	16,031
International Automotive Components Group North America LLC*(b)†	89,176	100,947
Lear Corp.*^	87,072	2,256,035

		6,563,925

Automobiles (1.8%)
Daimler AG^	45,778	3,913,530
General Motors Corp.^	305,419	5,818,232
Harley-Davidson, Inc.	77,316	2,899,350

		12,631,112

Diversified Consumer Services (0.4%)
H&R Block, Inc.	146,005	3,031,064

Hotels, Restaurants & Leisure (0.3%)
GHCP Harrah’s Investment LP (b)†	173,925	147,836
Penn National Gaming, Inc.*	14,475	632,992
Wyndham Worldwide Corp.	55,719	1,152,269

		1,933,097

Household Durables (0.1%)
Beazer Homes USA, Inc.^	59,262	560,026

Leisure Equipment & Products (1.3%)
Eastman Kodak Co.	32,200	568,974
Mattel, Inc.	409,446	8,147,975

		8,716,949

Media (8.4%)
Cablevision Systems Corp. - New York Group, Class A*	90,089	1,930,607
Clear Channel Communications, Inc.	84,671	2,474,087
Comcast Corp., Special Class A*	685,201	12,998,263
Liberty Media Corp., Entertainment Series, Class A*	169,940	3,847,442
News Corp., Class A	775,796	14,546,175
Time Warner Cable, Inc., Class A*	72,322	1,806,603
Time Warner, Inc.	518,830	7,273,997
Viacom, Inc., Class B*	166,617	6,601,365
Virgin Media, Inc.	276,842	3,895,167
WPP Group plc	229,364	2,735,797

		58,109,503

Specialty Retail (1.2%)
Home Depot, Inc.	289,102	8,086,183

Total Consumer Discretionary		99,631,859

Consumer Staples (20.4%)
Beverages (2.5%)
Brown-Forman Corp., Class B	25,141	1,664,837
Carlsberg A/S, Class B	16,297	2,083,962
Coca-Cola Enterprises, Inc.^	278,477	6,739,143
Pernod-Ricard S.A.	69,410	7,140,301

		17,628,243

Food & Staples Retailing (4.8%)
Carrefour S.A.	92,035	7,100,824
CVS Caremark Corp.	264,051	10,696,706
Kroger Co.	228,327	5,799,506
Wal-Mart Stores, Inc.	185,015	9,746,590

		33,343,626

Food Products (4.6%)
Cadbury Schweppes plc	672,353	7,385,823
General Mills, Inc.	43,106	2,581,187
Groupe Danone S.A.	44,654	3,992,979
Kraft Foods, Inc., Class A	216,634	6,717,820
Nestle S.A. (Registered)	22,166	11,076,304

		31,754,113

Tobacco (8.5%)
Altria Group, Inc.	175,779	3,902,294
British American Tobacco plc	414,158	15,543,239
Imperial Tobacco Group plc	231,005	10,627,197
Japan Tobacco, Inc.	1,029	5,151,194
KT&G Corp.	68,618	5,376,641
Philip Morris International, Inc.*	175,779	8,890,902
Reynolds American, Inc.^	155,243	9,163,994

		58,655,461

Total Consumer Staples		141,381,443

Energy (3.1%)
Energy Equipment & Services (1.2%)
Seadrill Ltd.^	194,171	5,204,737
Transocean, Inc.*	21,283	2,877,461

		8,082,198

Oil, Gas & Consumable Fuels (1.9%)
BP plc	272,153	2,765,459
Royal Dutch Shell plc, Class A^	199,051	6,869,544
Total S.A.	48,848	3,627,667

		13,262,670

Total Energy		21,344,868

Financials (17.7%)
Capital Markets (0.6%)
Cerberus Capital Management LP (b)†	3,684,500	3,066,617
Legg Mason, Inc.	23,742	1,329,077

		4,395,694

Commercial Banks (4.3%)
Banco Popolare Scarl*	138,786	2,298,447
Centennial Bank Holdings, Inc.*	91,672	575,700
Danske Bank A/S	167,794	6,190,055
Intesa Sanpaolo S.p.A.	464,846	3,276,755
Mitsubishi UFJ Financial Group, Inc	146,224	1,261,563
Societe Generale S.A.^	31,443	3,078,712
Societe Generale S.A. (Non-Voting)*	7,490	720,723
Sumitomo Mitsui Financial Group, Inc.	97	638,363
Swedbank AB, Class A^	64,772	1,815,014
U.S. Bancorp	309,754	10,023,639

		29,878,971

Consumer Finance (0.7%)
American Express Co.	3,700	161,764
SLM Corp.*	279,067	4,283,678

		4,445,442

Diversified Financial Services (1.7%)
Fortis	436,108	10,974,777
Fortis, Inc. (VVPR)	121,918	1,925
Liberty Media Corp., Capital Series, Class A*	40,585	638,808

		11,615,510

Insurance (8.5%)
Alleghany Corp.*	10,473	3,576,530
Allianz SE (Registered)	21,216	4,202,922
American International Group, Inc.	89,746	3,881,514
Berkshire Hathaway, Inc., Class B*	4,436	19,841,784
Conseco, Inc.*	147,906	1,508,641
Hartford Financial Services Group, Inc.	21,176	1,604,506

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Old Republic International Corp.	201,693	$2,603,857
Prudential Financial, Inc.	46,731	3,656,701
Travelers Cos., Inc.	49,142	2,351,445
White Mountains Insurance Group Ltd.	25,416	12,199,680
Zurich Financial Services AG (Registered)^	11,595	3,651,532

		59,079,112

Real Estate Investment Trusts (REITs) (1.0%)
Alexander’s, Inc. (REIT)*^	11,287	4,001,241
Link REIT (REIT)	561,193	1,244,588
Ventas, Inc. (REIT)	35,246	1,582,898

		6,828,727

Real Estate Management & Development (0.4%)
Forestar Real Estate Group, Inc.*	44,407	1,106,179
St. Joe Co.^	38,413	1,649,070

		2,755,249

Thrifts & Mortgage Finance (0.5%)
Guaranty Financial Group, Inc.*^	37,623	399,556
Hudson City Bancorp, Inc	5,161	91,246
Sovereign Bancorp, Inc.^	69,228	645,205
Washington Mutual, Inc.^	235,672	2,427,422

		3,563,429

Total Financials		122,562,134

Health Care (6.3%)
Health Care Equipment & Supplies (1.2%)
Covidien Ltd.	137,426	6,081,101
Hillenbrand Industries, Inc.	50,880	2,432,064

		8,513,165

Health Care Providers & Services (1.9%)
Community Health Systems, Inc.*	120,018	4,029,004
Quest Diagnostics, Inc.	91,400	4,137,678
Tenet Healthcare Corp.*^	886,550	5,017,873

		13,184,555

Life Sciences Tools & Services (0.2%)
MDS, Inc.*	78,147	1,522,665

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	132,029	2,812,218
Novartis AG (Registered)^	80,440	4,122,844
Pfizer, Inc.	396,654	8,301,968
Sanofi-Aventis S.A.	32,268	2,420,816
Valeant Pharmaceuticals International*	123,733	1,587,494
Watson Pharmaceuticals, Inc.*	37,555	1,101,113

		20,346,453

Total Health Care		43,566,838

Industrials (8.1%)
Aerospace & Defense (0.1%)
GenCorp, Inc.*^	61,276	630,530

Air Freight & Logistics (1.4%)
Deutsche Post AG (Registered)	242,511	7,408,423
TNT N.V.	73,620	2,734,835

		10,143,258

Airlines (0.4%)
ACE Aviation Holdings, Inc.,
Class A*	84,634	1,735,638
Northwest Airlines Corp.*	102,253	919,254

		2,654,892

Building Products (0.3%)
Owens Corning, Inc.*^(b)	107,944	1,957,025

Industrial Conglomerates (4.8%)
Keppel Corp., Ltd.	550,159	3,956,972
Koninklijke Philips Electronics N.V.^	151,775	5,805,866
Orkla ASA	816,529	10,342,204
Siemens AG (Registered)	68,828	7,459,660
Tyco International Ltd.	125,769	5,540,125

		33,104,827

Machinery (0.3%)
Federal Signal Corp.^	120,061	1,676,052
SKF AB, Class B^	12,791	257,247

		1,933,299

Marine (0.8%)
A.P. Moller—Maersk A/S, Class B	515	5,745,967

Total Industrials		56,169,798

Information Technology (8.2%)
Communications Equipment (1.2%)
Motorola, Inc.	670,599	6,236,571
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	4,399	86,440
Telefonaktiebolaget LM Ericsson, Class B	1,197,542	2,349,999

		8,673,010

Computers & Peripherals (1.7%)
Dell, Inc.*	392,055	7,809,736
Diebold, Inc.	61,475	2,308,386
Lexmark International, Inc., Class A*	55,804	1,714,299

		11,832,421

Electronic Equipment & Instruments (0.9%)
Tyco Electronics Ltd.	174,443	5,986,884

Internet Software & Services (0.3%)
Yahoo!, Inc.*	76,724	2,219,625

IT Services (0.4%)
Alliance Data Systems Corp.*	65,326	3,103,638

Semiconductors & Semiconductor Equipment (1.1%)
LSI Corp.*	854,353	4,229,047
Maxim Integrated Products, Inc.	161,509	3,293,169

		7,522,216

Software (2.6%)
BEA Systems, Inc.*	281,337	5,387,603
Microsoft Corp.	373,179	10,590,820
NAVTEQ Corp.*	28,085	1,909,780

		17,888,203

Total Information Technology		57,225,997

Materials (6.5%)
Chemicals (1.5%)
Huntsman Corp.	154,397	3,636,049
Koninklijke DSM N.V.^	36,215	1,746,678
Linde AG	35,738	5,049,148

		10,431,875

Containers & Packaging (0.2%)
Temple-Inland, Inc.	135,330	1,721,398

Metals & Mining (1.5%)
Alcoa, Inc.	120,074	4,329,868
Anglo American plc	38,538	2,315,950
ArcelorMittal	42,361	3,469,601

		10,115,419

Paper & Forest Products (3.3%)
Domtar Corp.*	541,967	3,701,635
International Paper Co.	325,872	8,863,718
MeadWestvaco Corp.	86,338	2,350,120
Mondi Ltd.	4,151	35,322
Weyerhaeuser Co.	122,700	7,980,408

		22,931,203

Total Materials		45,199,895

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
Embarq Corp.	48,429	$1,942,003
Royal KPN N.V.	195,393	3,300,701
Telefonica S.A.	143,947	4,136,065
Verizon Communications, Inc.	93,698	3,415,292

		12,794,061

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	341,606	2,285,344

Total Telecommunication Services		15,079,405

Utilities (3.9%)
Electric Utilities (1.2%)
E.ON AG	18,004	3,332,976
Exelon Corp.	44,095	3,583,601
Iberdrola S.A.	99,940	1,549,401

		8,465,978

Independent Power Producers & Energy Traders (1.3%)
Constellation Energy Group, Inc.	102,550	9,052,089

Multi-Utilities (1.4%)
Energy East Corp.	131,062	3,161,215
NorthWestern Corp.	16,712	407,271
RWE AG	42,654	5,243,093
Suez S.A.	9,556	627,147

		9,438,726

Total Utilities		26,956,793

Total Common Stocks (90.8%) (Cost $692,214,969)		629,119,030

	Principal Amount
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
International Automotive Components Group North America LLC, Term Loan
9.000%, 12/31/49 (b)†	$26,900	26,900

Hotels, Restaurants & Leisure (0.0%)
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15	510,000	344,250

Total Consumer Discretionary		371,150

Financials (0.6%)
Capital Markets (0.4%)
Cerberus Capital Management Investor LLC I
12.000%, 7/31/12 (b)†	1,473,800	1,226,646
Cerberus Capital Management Investor LLC II
12.000%, 7/31/12 (b)†	1,473,800	1,226,646
Cerberus Capital Management Investor LLC III
12.000%, 7/31/12 (b)†	736,900	613,323

		3,066,615

Diversified Financial Services (0.2%)
Tropicana Entertainment LLC
9.620%, 12/15/14*	2,014,000	1,044,763

Total Financials		4,111,378

Industrials (0.0%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49 †	1,510,000	30,200

Total Industrials		30,200

Materials (0.4%)
Paper & Forest Products (0.4%)
Pontus I LLC, Term Loan
0.000%, 7/24/09 (b)(l)†	1,172,400	996,540
0.000%, 7/24/09 (b)(l)†	1,060,600	969,254
0.000%, 5/27/49 (b)(l)†	587,009	419,732
Pontus II Trust, Term Loan
0.000%, 6/25/09 (b)(l)†	293,100	249,135

Total Materials		2,634,661

Total Long-Term Debt Securities (1.0%) (Cost $8,837,581)		7,147,389

SHORT-TERM INVESTMENTS:
Government Securities (8.1%)
Federal Home Loan Bank
1.50%, 4/1/08 (o)(p)	24,900,000	24,898,962
2.60%, 4/11/08 (o)(p)	5,764,000	5,759,426
2.06%, 5/16/08 (o)(p)	3,000,000	2,992,121
2.00%, 6/4/08 (o)(p)	3,000,000	2,989,227
2.00%, 6/20/08 (o)(p)	3,000,000	2,986,533
2.02%, 7/7/08 (o)(p)	2,000,000	1,989,060
2.03%, 7/30/08 (o)(p)	3,000,000	2,979,699
2.03%, 8/15/08 (o)(p)	3,000,000	2,976,993
2.01%, 9/10/08 (o)(p)	2,446,000	2,423,986
2.00%, 12/4/08 (o)(p)	2,000,000	1,972,830
U.S. Treasury Bills
1.78%, 5/1/08^(p)	3,900,000	3,894,022

Total Government Securities		55,862,859

Short-Term Investments of Cash Collateral for Securities Loaned (7.9%)
Bank of Ireland
3.30%, 4/1/08	1,000,000	1,000,000
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	44,464,383	44,464,383
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,464,383

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	99,427	99,427

Total Short-Term Investments (16.0%) (Cost/Amortized Cost $110,345,535)		110,426,669

	Number of Contracts
OPTIONS PURCHASED:
Put Options Purchased (0.4%)
Dow Jones EURO STOXX 50 Index
June 2008 @ $4,088.73*	2,156	1,178,362

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Contracts	Value (Note 1)
S&P 500 Index
June 2008 @ $1,250.00*	26	$85,280
June 2008 @ $1,375.00*	93	804,450
S&P 500 Futures
December 2008 @ $1,175.00*	159	906,300

Total Options Purchased (0.4%) (Cost $1,753,608)		2,974,392

Total Investments (108.2%) (Cost/Amortized Cost $813,151,693)		749,667,480
Other Assets Less Liabilities (-8.2%)		(56,870,010)

Net Assets (100%)		$692,797,470

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $9,313,367 or 1.34% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

VVPR — Verlaagde Vooheffing Precompte Reduit

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Danish Krone, expiring 4/23/08	1,000	$196,398	$211,540	$15,142
Swiss Krone, expiring 4/15/08	700	108,010	117,732	9,722

				$24,864

Foreign Currency Sell Contracts
British Pound, expiring 4/10/08	17,294	$34,659,853	$34,303,592	$356,261
British Pound, expiring 4/10/08	130	259,952	257,859	2,093
Canadian Dollar, expiring 10/27/08	2716	2,655,436	2,635,057	20,379
Canadian Dollar, expiring 10/27/08	150	146,836	145,545	1,291
Danish Krone, expiring 4/23/08	24,708	4,694,461	5,226,695	(532,234)
Danish Krone, expiring 4/23/08	3,000	598,504	634,619	(36,115)
Danish Krone, expiring 4/23/08	2,645	518,031	559,602	(41,571)
Danish Krone, expiring 4/23/08	1,661	330,963	351,445	(20,482)
Danish Krone, expiring 4/23/08	1,500	297,474	317,309	(19,835)
Danish Krone, expiring 4/23/08	1,190	241,857	251,826	(9,969)
Danish Krone, expiring 4/23/08	1,012	196,547	214,073	(17,526)
Danish Krone, expiring 4/23/08	925	182,644	195,755	(13,111)
Danish Krone, expiring 4/23/08	668	131,290	141,295	(10,005)
Danish Krone, expiring 4/23/08	547	107,332	115,727	(8,395)
European Union, expiring 5/13/08	55,218	84,309,580	87,035,858	(2,726,278)
European Union, expiring 5/13/08	6,240	9,655,339	9,835,696	(180,357)
Japanese Yen, expiring 9/19/08	482,519	5,003,935	4,880,301	123,634
Japanese Yen, expiring 9/19/08	19,918	202,568	201,454	1,114
Japanese Yen, expiring 9/19/08	15,00	150,920	151,713	(793)

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Norwegian Krone, expiring 5/19/08	21,511	$3,961,641	$4,206,743	$(245,102)
Norwegian Krone, expiring 5/19/08	21,000	3,869,078	4,106,902	(237,824)
Norwegian Krone, expiring 5/19/08	1,136	211,439	222,113	(10,674)
Norwegian Krone, expiring 5/19/08	1,080	211,595	211,163	432
Norwegian Krone, expiring 5/19/08	900	168,098	176,010	(7,912)
Singapore Dollar, expiring 7/24/08	2,588	1,817,356	1,887,601	(70,245)
Singapore Dollar, expiring 7/24/08	300	212,164	218,817	(6,653)
South Korean Won, expiring 9/29/08	148,683	150,000	150,360	(360)
South Korean Won, expiring 9/29/08	148,110	150,000	149,780	220
South Korean Won, expiring 9/29/08	74,381	75,000	75,220	(220)
Swedish Krona, expiring 4/15/08	11,374	1,789,667	1,913,001	(123,334)
Swedish Krona, expiring 4/15/08	14,000	2,201,258	2,354,642	(153,384)
Swiss Franc, expiring 7/7/08	4,875	4,710,145	4,908,081	(197,936)
Swiss Franc, expiring 7/7/08	2,625	2,534,763	2,642,813	(108,050)
Swiss Franc, expiring 7/7/08	2,373	2,372,547	2,474,566	(102,019)
Swiss Franc, expiring 7/7/08	300	291,829	302,036	(10,207)
Swiss Franc, expiring 7/7/08	260	257,713	261,765	(4,052)
Swiss Franc, expiring 7/7/08	150	150,687	151,018	(331)

				$(4,389,550)

				$(4,364,686)

Options written for the three months ended March 31, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	5,224	$53,759
Options Written	—	—
Options Terminated in Closing Purchase Transactions	(24)	(15,858)
Options Expired	(5,200)	(37,901)
Options Exercised	—	—

Options Outstanding—March 31, 2008	—	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/MUTUAL SHARES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$404,000,508	$336,353,606	$9,313,366	$749,667,480
Other Investments*	—	530,288	—	530,288

Total	$404,000,508	$336,883,894	$9,313,366	$750,197,768

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	4,894,974	—	4,894,974

Total	$—	$4,894,974	$—	$4,894,974

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$6,688,095	$—
Total gains or losses (realized/unrealized) included in earnings	(94,265)	—
Purchases, sales, issueances, and settlements (net)	(62,961)	—
Transfers in and/or out of Level 3	2,782,497	—

Balance as of 3/31/08	$9,313,366	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(619,758)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$107,198,338
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$43,307,962

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,308,271
Aggregate gross unrealized depreciation	(89,124,456)

Net unrealized depreciation	$(63,816,185)

Federal income tax cost of investments	$813,483,665

At March 31, 2008, the Portfolio had loaned securities with a total value of $52,628,578. This was secured by collateral of $54,464,383 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $4,717 as brokerage commissions with Sanford C. Bern-stein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.1%)
Aristocrat Leisure Ltd.	18,500	$162,309

Bermuda (0.9%)
ACE Ltd.	13,800	759,828
XL Capital Ltd., Class A	18,760	554,358

Total Bermuda		1,314,186

Brazil (1.6%)
Cia de Bebidas das Americas (Preference ADR)^	13,570	1,025,213
Empresa Brasileira de Aeronautica S.A. (ADR)^	32,490	1,283,680

Total Brazil		2,308,893

Canada (1.3%)
Husky Energy, Inc.^	48,760	1,909,167

Finland (1.0%)
Fortum Oyj^	36,410	1,483,618

France (5.6%)
BNP Paribas S.A.	3,780	381,274
LVMH Moet Hennessy Louis Vuitton S.A.	20,690	2,302,836
NicOx S.A.*^	8,484	121,351
Sanofi-Aventis S.A.	18,220	1,366,905
Societe Generale S.A.^	9,913	970,621
Societe Generale S.A. (Non-Voting)*	2,350	226,128
Technip S.A.	22,320	1,738,276
Total S.A.	12,510	929,047

Total France		8,036,438

Germany (7.0%)
Allianz SE (Registered)	10,287	2,037,871
Bayerische Motoren Werke (BMW) AG	27,584	1,523,753
Bayerische Motoren Werke (BMW) AG (Preference)	8,543	376,429
Porsche Automobil Holding SE (Preference)	6,414	1,172,399
SAP AG	39,719	1,973,997
Siemens AG (Registered)	27,055	2,932,253

Total Germany		10,016,702

India (2.8%)
Dish TV India Ltd.*	106,200	130,500
Hindustan Unilever Ltd.	177,000	1,009,412
ICICI Bank Ltd. (ADR)	9,960	380,372
Infosys Technologies Ltd.	45,100	1,618,631
Wire and Wireless India Ltd.*	96,000	86,022
Zee Entertainment Enterprises Ltd.	126,400	775,193

Total India		4,000,130

Ireland (0.3%)
Experian Group Ltd.	53,320	388,365

Italy (1.1%)
Bulgari S.p.A.^	70,310	812,533
Tod’s S.p.A	11,700	720,383

Total Italy		1,532,916

Japan (11.2%)
Chugai Pharmaceutical Co., Ltd.^	28,250	319,399
Credit Saison Co., Ltd.^	30,440	848,949
Fanuc Ltd.	4,700	446,990
Hoya Corp.	37,150	872,101
KDDI Corp	238	1,454,073
Keyence Corp.	3,700	850,762
Kyocera Corp.^	9,020	757,398
Mitsubishi Electric Corp.	63,000	544,803
Murata Manufacturing Co., Ltd.	22,520	1,118,318
Nidec Corp.^	6,160	378,820
Nintendo Co., Ltd.^	1,740	897,231
Secom Co., Ltd.	14,500	704,053
Sega Sammy Holdings, Inc.^	22,700	240,254
Seven & I Holdings Co., Ltd.	18,513	464,311
Shionogi & Co., Ltd.	73,300	1,251,571
Sony Corp.	51,950	2,069,036
Sony Financial Holdings, Inc.	67	270,877
Square Enix Co., Ltd.	24,290	848,006
Sumitomo Mitsui Financial Group, Inc.^	131	862,119
Toyota Motor Corp.	19,850	989,712

Total Japan		16,188,783

Mexico (2.4%)
Fomento Economico Mexicano S.A.B. de C.V.	313,620	1,308,377
Grupo Modelo S.A.B. de C.V., Series C	144,410	632,445
Grupo Televisa S.A. (Sponsored ADR)^	65,130	1,578,751

Total Mexico		3,519,573

Netherlands (3.0%)
European Aeronautic Defence and Space Co. N.V.^	55,800	1,322,294
Koninklijke Philips Electronics N.V.^	51,140	1,956,264
TNT N.V.	27,300	1,014,139

Total Netherlands		4,292,697

Norway (0.5%)
Tandberg ASA	44,280	661,720

South Korea (0.8%)
SK Telecom Co., Ltd. (ADR)	53,610	1,158,512

Spain (1.0%)
Inditex S.A.	26,760	1,486,684

Sweden (6.9%)
Assa Abloy AB, Class B^	89,500	1,623,000
Hennes & Mauritz AB, Class B	49,790	3,058,534
Investor AB, Class B*^	54,961	1,237,163
Telefonaktiebolaget LM Ericsson, Class B	2,018,890	3,961,772

Total Sweden		9,880,469

Switzerland (3.4%)
Basilea Pharmaceutica
AG (Registered)*	936	136,663
Credit Suisse Group (Registered)	39,826	2,027,192
Roche Holding AG	14,894	2,803,029

Total Switzerland		4,966,884

Taiwan (2.4%)
MediaTek, Inc.	152,236	2,004,457
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	135,000	1,386,450

Total Taiwan		3,390,907

United Kingdom (11.9%)
3i Group plc	19,700	324,510
BP plc (ADR)	19,230	1,166,299
Burberry Group plc	58,560	523,576
Cadbury Schweppes plc	137,540	1,510,883
Diageo plc	40,956	825,839
HSBC Holdings plc	96,886	1,578,530
Pearson plc	47,760	645,973

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Prudential plc	96,930	$1,280,237
Reckitt Benckiser Group plc	32,060	1,775,855
Royal Bank of Scotland Group plc	209,830	1,404,441
Smith & Nephew plc	72,520	959,273
Tesco plc	175,045	1,316,658
Vodafone Group plc	1,030,960	3,087,558
WPP Group plc	60,600	722,822

Total United Kingdom		17,122,454

United States (32.5%)
3M Co	20,310	1,607,536
ACADIA Pharmaceuticals, Inc.*^	13,000	117,780
Adobe Systems, Inc.*	47,930	1,705,829
Advanced Micro Devices, Inc.*^	104,090	613,090
Aflac, Inc.	20,800	1,350,960
Altera Corp.	52,280	963,520
American International Group, Inc.	41,200	1,781,900
Automatic Data Processing, Inc.	42,910	1,818,955
Boeing Co.	9,140	679,742
Carnival Corp.	45,220	1,830,506
Colgate-Palmolive Co.	14,600	1,137,486
Corning, Inc.	80,580	1,937,143
Cree, Inc.*^	29,420	822,583
eBay, Inc.*	80,260	2,394,958
Emerson Electric Co.	34,780	1,789,779
Gilead Sciences, Inc.*	28,740	1,480,972
InterMune, Inc.*^	11,800	172,044
International Game Technology	17,850	717,749
Intuit, Inc.*	60,040	1,621,680
Johnson & Johnson	5,070	328,891
Juniper Networks, Inc.*	89,360	2,234,000
Linear Technology Corp.	21,630	663,825
Lockheed Martin Corp.	10,250	1,017,825
Maxim Integrated Products, Inc.	48,240	983,614
McDonald’s Corp.	24,300	1,355,211
Microsoft Corp.	78,980	2,241,452
Northern Trust Corp.	20,050	1,332,724
Northrop Grumman Corp.	11,330	881,587
Raytheon Co.	18,780	1,213,376
Regeneron Pharmaceuticals, Inc.*	7,800	149,682
Seattle Genetics, Inc.*^	21,900	199,290
Shuffle Master, Inc.*^	12,600	67,410
Sirius Satellite Radio, Inc.*^	408,520	1,168,367
Theravance, Inc.*^	19,010	200,175
Tiffany & Co.	34,920	1,461,053
Transocean, Inc.*	15,363	2,077,078
United Parcel Service, Inc., Class B	5,600	408,912
Wal-Mart Stores, Inc.	32,630	1,718,948
Walt Disney Co.	52,500	1,647,450
Xilinx, Inc.	34,890	828,638

Total United States		46,723,720

Total Common Stocks (97.7%) (Cost $154,451,040)		140,545,127

	Principal Amount
CONVERTIBLE BOND:
United States (0.1%)
Theravance, Inc.
3.000%, 1/15/15 (Cost $105,000)	$105,000	73,632

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (10.0%)
Den Danske Bank/London
3.10%, 4/1/08	100,000	100,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	1,000,000	1,000,000
3.00%, 4/1/08 (r)	12,324,553	12,324,553
Lloyds Bank plc/London
3.40%, 4/1/08	500,000	500,000
Raiffeisen Zentralbank
3.40%, 4/1/08	450,000	450,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		14,374,553

Time Deposit (2.3%)
JPMorgan Chase Nassau
1.59%, 4/1/08	3,358,772	3,358,772

Total Short-Term Investments (12.3%) (Amortized Cost $17,733,325)		17,733,325

Total Investments (110.1%) (Cost/Amortized Cost $172,289,365)		158,352,084
Other Assets Less Liabilities (-10.1%)		(14,464,628)

Net Assets (100%)		$143,887,456

Market Sector Diversification
As a Percentage of Total Net Assets

Consumer Discretionary		19.2%
Consumer Staples		8.9
Energy		5.5
Financials		13.6
Health Care		6.7
Industrials		13.8
Information Technology
Communications Equipment	6.1%
Electronic Equipment & Instruments	2.8
Internet Software & Services	1.7
IT Services	2.4
Semiconductors & Semiconductor Equipment	5.7
Software	6.4

Total Information Technology		25.1
Telecommunication Services		4.0
Utilities		1.0
Cash and Other		2.2

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$59,867,173	$98,484,911	$—	$158,352,084
Other Investments*	—	—	—	—

Total	$59,867,173	$98,484,911	$—	$158,352,084

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$31,764,189
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,923,283

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,391,583
Aggregate gross unrealized depreciation	(17,469,931)

Net unrealized depreciation	$(14,078,348)

Federal income tax cost of investments	$172,430,432

At March 31, 2008, the Portfolio had loaned securities with a total value of $14,117,635. This was secured by collateral of $14,374,553 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $399,956 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $223 as brokerage commissions with BNP Paribas, $1,897 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.0%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.^	1,030	$21,115
ArvinMeritor, Inc.	450	5,630
Autoliv, Inc.	310	15,562
Cooper Tire & Rubber Co.^	1,400	20,958
Gentex Corp.	1,220	20,923
Lear Corp.*	1,550	40,160

		124,348

Automobiles (0.0%)
Thor Industries, Inc.^	450	13,397

Diversified Consumer Services (0.1%)
DeVry, Inc.	470	19,665
Sotheby’s, Inc.	440	12,720

		32,385

Hotels, Restaurants & Leisure (0.7%)
Chipotle Mexican Grill, Inc., Class B*	36	3,495
McDonald’s Corp.	840	46,847
Wyndham Worldwide Corp.	360	7,445
Yum! Brands, Inc.	6,510	242,237

		300,024

Household Durables (0.4%)
American Greetings Corp., Class A^	1,580	29,309
Centex Corp.	890	21,547
KB Home^	800	19,784
Lennar Corp., Class A^	1,140	21,443
Mohawk Industries, Inc.*^	310	22,199
NVR, Inc.*	40	23,900
Pulte Homes, Inc	1,710	24,881
Ryland Group, Inc.^	360	11,840
Tempur-Pedic International, Inc.^	100	1,100
Toll Brothers, Inc.*^	870	20,428

		196,431

Internet & Catalog Retail (0.1%)
Expedia, Inc.*	1,000	21,890
Netflix, Inc.*^	500	17,325
Priceline.com, Inc.*^	140	16,920

		56,135

Leisure Equipment & Products (0.2%)
Callaway Golf Co.^	1,650	24,222
Eastman Kodak Co.	1,320	23,325
Polaris Industries, Inc.^	630	25,836

		73,383

Media (1.9%)
Clear Channel Communications, Inc.	8,110	236,974
DISH Network Corp., Class A*	1,080	31,028
DreamWorks Animation SKG, Inc., Class A*	230	5,929
Entravision Communications Corp., Class A*	280	1,865
Gannett Co., Inc.	900	26,145
Getty Images, Inc.*	320	10,240
Global Sources Ltd.*^	1,007	14,954
Liberty Global, Inc., Class A*	300	10,224
National CineMedia, Inc.	470	10,566
Scholastic Corp.*^	810	24,519
Sinclair Broadcast Group, Inc., Class A	490	4,366
Time Warner, Inc.	15,490	217,170
Viacom, Inc., Class B*	1,730	68,543
Walt Disney Co.	7,290	228,760
Warner Music Group Corp.^	630	3,137

		894,420

Multiline Retail (0.2%)
Big Lots, Inc.*^	2,470	55,081
Dollar Tree Stores, Inc.*	380	10,484
Family Dollar Stores, Inc.	950	18,525
Macy’s, Inc.	930	21,446

		105,536

Specialty Retail (1.9%)
AutoNation, Inc.*	1,310	19,611
AutoZone, Inc.*	40	4,553
Best Buy Co., Inc.	6,840	283,586
Buckle, Inc.	135	6,039
Dress Barn, Inc.*	120	1,553
Gap, Inc.	13,290	261,547
Home Depot, Inc.	860	24,054
Men’s Wearhouse, Inc.	820	19,081
Office Depot, Inc.*	1,610	17,791
RadioShack Corp.	1,260	20,475
Sally Beauty Holdings, Inc.*^	1,190	8,211
TJX Cos., Inc.	6,530	215,947

		882,448

Textiles, Apparel & Luxury Goods (0.2%)
Deckers Outdoor Corp.*	100	10,782
Fossil, Inc.*	520	15,881
Iconix Brand Group, Inc.*^	580	10,063
Polo Ralph Lauren Corp.	270	15,738
Warnaco Group, Inc.*	490	19,326
Wolverine World Wide, Inc.	230	6,672

		78,462

Total Consumer Discretionary		2,756,969

Consumer Staples (5.3%)
Beverages (1.1%)
Central European Distribution Corp.*	300	17,457
Coca-Cola Co.	4,720	287,307
Constellation Brands, Inc., Class A*	1,130	19,967
Hansen Natural Corp.*	350	12,355
PepsiCo, Inc.	2,550	184,110

		521,196

Food & Staples Retailing (1.2%)
Casey’s General Stores, Inc.	770	17,402
CVS Caremark Corp.	3,090	125,176
Kroger Co.	11,490	291,846
Wal-Mart Stores, Inc.	2,440	128,539

		562,963

Food Products (0.1%)
Chiquita Brands International, Inc.*^	450	10,400
Darling International, Inc.*	1,490	19,295
Fresh Del Monte Produce, Inc.*	270	9,828

		39,523

Household Products (1.6%)
Procter & Gamble Co.	10,290	721,020

Personal Products (0.1%)
American Oriental Bioengineering, Inc.*	1,920	15,552
Chattem, Inc.*	150	9,951

		25,503

Tobacco (1.2%)
Altria Group, Inc.	6,650	147,630
Philip Morris International, Inc.*	6,550	331,299
Universal Corp.	750	49,147
Vector Group Ltd.^	810	14,248

		542,324

Total Consumer Staples		2,412,529

Energy (21.8%)
Energy Equipment & Services (4.8%)
Baker Hughes, Inc.	2,940	201,390

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Diamond Offshore Drilling, Inc.	2,240	$260,736
Dril-Quip, Inc.*	90	4,182
ENSCO International, Inc.	550	34,441
FMC Technologies, Inc.*	540	30,721
Halliburton Co.	9,410	370,095
NATCO Group, Inc.*	310	14,493
Oil States International, Inc.*	230	10,306
Patterson-UTI Energy, Inc.	990	25,918
Rowan Cos., Inc.	410	16,884
Schlumberger Ltd.	10,230	890,010
SEACOR Holdings, Inc.*	180	15,365
Tidewater, Inc.	410	22,595
Transocean, Inc.*	2,170	293,384

		2,190,520

Oil, Gas & Consumable Fuels (17.0%)
Anadarko Petroleum Corp.	5,270	332,168
Apache Corp.	3,220	389,040
Chesapeake Energy Corp.	5,750	265,363
Chevron Corp.	14,210	1,212,966
Cimarex Energy Co.	390	21,349
Concho Resources, Inc.*	300	7,692
ConocoPhillips	12,560	957,198
Contango Oil & Gas Co.*	130	8,399
Devon Energy Corp.	3,670	382,891
EOG Resources, Inc.	480	57,600
Exxon Mobil Corp.	27,800	2,351,324
Frontier Oil Corp.	750	20,445
Golar LNG Ltd.^	230	4,202
Hess Corp.	3,530	311,275
Holly Corp.	280	12,155
Marathon Oil Corp.	7,330	334,248
Mariner Energy, Inc.*^	790	21,338
Murphy Oil Corp.	1,110	91,175
Noble Energy, Inc.	1,540	112,112
Occidental Petroleum Corp.	9,100	665,847
PetroHawk Energy Corp.*	800	16,136
Stone Energy Corp.*	910	47,602
TUSK Energy Corp.*	600	994
Valero Energy Corp.	1,010	49,601
W&T Offshore, Inc.	440	15,008
XTO Energy, Inc.	1,830	113,204

		7,801,332

Total Energy		9,991,852

Financials (16.5%)
Capital Markets (3.8%)
Apollo Investment Corp.^	610	9,656
Ares Capital Corp.	470	5,908
Bank of New York Mellon Corp.	1,020	42,565
Charles Schwab Corp.	8,910	167,775
FCStone Group, Inc.*	210	5,817
GAMCO Investors, Inc., Class A	470	23,669
Goldman Sachs Group, Inc.	1,620	267,932
Invesco Ltd.	1,340	32,643
Janus Capital Group, Inc.	970	22,572
Knight Capital Group, Inc., Class A*	610	9,906
Lazard Ltd., Class A	300	11,460
Legg Mason, Inc.	460	25,751
Lehman Brothers Holdings, Inc.	7,130	268,373
MCG Capital Corp.	390	3,545
Merrill Lynch & Co., Inc.	10,150	413,511
Morgan Stanley	3,650	166,805
optionsXpress Holdings, Inc.^	1,240	25,680
State Street Corp.	3,080	243,320

		1,746,888

Commercial Banks (1.8%)
Pacific Capital Bancorp N.A.	470	10,105
PNC Financial Services Group, Inc.	520	34,097
U.S. Bancorp	6,120	198,043
Wachovia Corp.	7,134	192,618
Wells Fargo & Co.	13,300	387,030

		821,893

Consumer Finance (0.7%)
Capital One Financial Corp.	6,070	298,765
Cash America International, Inc.	310	11,284
Discover Financial Services	770	12,605

		322,654

Diversified Financial Services (3.2%)
Bank of America Corp.	17,730	672,144
Citigroup, Inc.	7,540	161,507
CME Group, Inc.	40	18,764
JPMorgan Chase & Co.	13,870	595,717
NASDAQ OMX Group, Inc.*	600	23,196

		1,471,328

Insurance (6.9%)
ACE Ltd.	3,980	219,139
Alleghany Corp.*	31	10,450
Allied World Assurance Co. Holdings Ltd./Bermuda	410	16,277
Allstate Corp.	2,510	120,630
American International Group, Inc.	7,010	303,182
Amtrust Financial Services, Inc.	620	10,050
Aon Corp.	3,020	121,404
Arch Capital Group Ltd.*	300	20,601
Aspen Insurance Holdings Ltd.	650	17,147
Assurant, Inc.	570	34,690
Assured Guaranty Ltd.	390	9,259
Axis Capital Holdings Ltd.	690	23,446
Berkshire Hathaway, Inc., Class B*	70	313,103
Chubb Corp.	5,920	292,921
CNA Financial Corp.	640	16,506
CNA Surety Corp.*	70	1,077
Conseco, Inc.*	1,160	11,832
Delphi Financial Group, Inc., Class A	450	13,153
Endurance Specialty Holdings Ltd.	500	18,300
Erie Indemnity Co., Class A	40	2,048
Everest Reinsurance Group Ltd.	270	24,173
FBL Financial Group, Inc., Class A	40	1,140
Fidelity National Financial, Inc., Class A	920	16,864
First American Corp.	590	20,025
Genworth Financial, Inc., Class A	1,420	32,149
Harleysville Group, Inc.	290	10,466
Hartford Financial Services Group, Inc.	1,340	101,532
HCC Insurance Holdings, Inc.	810	18,379
IPC Holdings Ltd.	360	10,080
Lincoln National Corp.	2,320	120,640
Loews Corp.	3,820	153,640
Max Capital Group Ltd.^	610	15,976
Mercury General Corp.	330	14,622
MetLife, Inc.	860	51,823
Midland Co.	200	12,986
National Financial Partners Corp.^	440	9,887
Nationwide Financial Services, Inc.	420	19,858
Navigators Group, Inc.*	360	19,584
Odyssey Reinsurance Holdings Corp.	420	15,435
OneBeacon Insurance Group Ltd.	130	2,473
PartnerReinsurance Ltd.	310	23,653
Philadelphia Consolidated Holding Corp.*	430	13,846
ProAssurance Corp.*^	260	13,996
Protective Life Corp.	380	15,413
Prudential Financial, Inc.	3,350	262,137
Reinsurance Group of America, Inc.	300	16,332

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceReinsurance Holdings Ltd.	420	$21,802
Safeco Corp.	510	22,379
Selective Insurance Group, Inc.	410	9,791
StanCorp Financial Group, Inc.	410	19,561
Torchmark Corp.	440	26,448
Transatlantic Holdings, Inc.	230	15,260
Travelers Cos., Inc.	7,120	340,692
Unum Group	1,270	27,953
W.R. Berkley Corp.	840	23,260
Wesco Financial Corp.	10	4,040
White Mountains Insurance Group Ltd.	40	19,200
XL Capital Ltd., Class A	750	22,162

		3,144,872

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	270	20,882

Thrifts & Mortgage Finance (0.0%)
Doral Financial Corp.*^	110	2,220

Total Financials		7,530,737

Health Care (5.8%)
Biotechnology (0.6%)
Amgen, Inc.*	3,890	162,524
Genentech, Inc.*	1,490	120,958
Martek Biosciences Corp.*	150	4,586

		288,068

Health Care Equipment & Supplies (0.3%)
Analogic Corp.	300	19,962
Baxter International, Inc.	1,570	90,778
Meridian Bioscience, Inc.	240	8,023

		118,763

Health Care Providers & Services (2.0%)
Aetna, Inc.	3,080	129,637
Amedisys, Inc.*	260	10,228
AMERIGROUP Corp.*	1,290	35,256
AmerisourceBergen Corp.	660	27,047
Centene Corp.*	1,480	20,631
CIGNA Corp.	2,890	117,247
Coventry Health Care, Inc.*	580	23,403
Express Scripts, Inc.*	40	2,573
Health Net, Inc.*	550	16,940
Healthspring, Inc.*	1,340	18,867
Humana, Inc.*	1,340	60,112
Lincare Holdings, Inc.*	640	17,990
Molina Healthcare, Inc.*^	860	21,001
Omnicare, Inc.	750	13,620
Owens & Minor, Inc.	240	9,442
UnitedHealth Group, Inc.	10,380	356,657
Universal American Corp.*	740	7,844
WellCare Health Plans, Inc.*	970	37,782
WellPoint, Inc.*	70	3,089

		929,366

Life Sciences Tools & Services (0.2%)
Applera Corp.- Applied Biosystems Group	810	26,617
Dionex Corp.*	180	13,858
Invitrogen Corp.*	340	29,060

		69,535

Pharmaceuticals (2.7%)
Abbott Laboratories	420	23,163
Eli Lilly & Co.	210	10,834
Endo Pharmaceuticals Holdings, Inc.*	710	16,997
Johnson & Johnson	7,350	476,794
King Pharmaceuticals, Inc.*	2,050	17,835
Merck & Co., Inc.	4,580	173,811
Pfizer, Inc.	24,190	506,297
Valeant Pharmaceuticals International*	20	257

		1,225,988

Total Health Care		2,631,720

Industrials (11.5%)
Aerospace & Defense (2.3%)
AAR Corp.*	410	11,181
Boeing Co.	2,940	218,648
Cubic Corp.	820	23,313
DRS Technologies, Inc.	850	49,538
DynCorp International, Inc., Class A*	190	3,169
Esterline Technologies Corp.*	190	9,570
Honeywell International, Inc.	6,830	385,348
L-3 Communications Holdings, Inc.	220	24,055
Northrop Grumman Corp.	690	53,689
Raytheon Co.	290	18,737
Teledyne Technologies, Inc.*	150	7,050
TransDigm Group, Inc.*	120	4,446
Triumph Group, Inc.	190	10,817
United Technologies Corp.	3,680	253,257

		1,072,818

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.*	420	23,100

Airlines (0.2%)
Continental Airlines, Inc., Class B*	760	14,615
Northwest Airlines Corp.*	320	2,877
Republic Airways Holdings, Inc.*	380	8,231
SkyWest, Inc.	1,020	21,542
Southwest Airlines Co.	2,500	31,000
UAL Corp.	790	17,008

		95,273

Building Products (0.1%)
Ameron International Corp.	90	8,418
Lennox International, Inc.	180	6,475
USG Corp.*^	620	22,828

		37,721

Commercial Services & Supplies (0.8%)
Administaff, Inc.	1,010	23,846
ChoicePoint, Inc.*	130	6,188
Deluxe Corp.	750	14,407
G&K Services, Inc., Class A	20	712
Herman Miller, Inc.	1,450	35,626
IHS, Inc., Class A*	320	20,579
IKON Office Solutions, Inc.	411	3,124
Interface, Inc., Class A	540	7,587
Layne Christensen Co.*^	630	22,063
Manpower, Inc.	450	25,317
Resources Connection, Inc.	240	4,289
Robert Half International, Inc.	580	14,929
Rollins, Inc.	165	2,919
RSC Holdings, Inc.*	280	3,052
Steelcase, Inc., Class A	1,810	20,019
United Stationers, Inc.*^	480	22,896
Waste Management, Inc.	4,230	141,959
Watson Wyatt Worldwide, Inc., Class A	320	18,160

		387,672

Construction & Engineering (0.2%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	400	15,696
EMCOR Group, Inc.*	440	9,772
KBR, Inc.	760	21,075
Perini Corp.*	500	18,115
Shaw Group, Inc.*	410	19,328

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
URS Corp.*	490	$16,018

		100,004

Electrical Equipment (0.6%)
A.O. Smith Corp.^	620	20,379
Acuity Brands, Inc.^	1,070	45,957
Belden, Inc.	290	10,243
Emerson Electric Co.	1,830	94,172
Evergreen Solar, Inc.*	1,200	11,124
GrafTech International Ltd.*^	2,530	41,011
Regal-Beloit Corp.	270	9,890
Thomas & Betts Corp.*	260	9,456
Woodward Governor Co.	550	14,696

		256,928

Industrial Conglomerates (4.5%)
3M Co.	3,540	280,191
General Electric Co.	34,520	1,277,585
Teleflex, Inc.	110	5,248
Textron, Inc.	2,590	143,538
Tyco International Ltd.	7,300	321,565
Walter Industries, Inc.	450	28,183

		2,056,310

Machinery (2.3%)
Actuant Corp., Class A	350	10,574
Astec Industries, Inc.*	470	18,217
Barnes Group, Inc.^	460	10,557
Briggs & Stratton Corp.^	590	10,561
Caterpillar, Inc.	6,610	517,497
Crane Co.	310	12,509
Cummins, Inc.	670	31,369
Deere & Co.	1,030	82,853
Eaton Corp.	680	54,176
EnPro Industries, Inc.*	70	2,183
ESCO Technologies, Inc.*	240	9,533
Gardner Denver, Inc.*	500	18,550
IDEX Corp.	580	17,800
Ingersoll-Rand Co., Ltd., Class A	880	39,230
Mueller Industries, Inc.	620	17,887
PACCAR, Inc.	1,180	53,100
Parker Hannifin Corp.	850	58,879
Pentair, Inc.	440	14,036
Robbins & Myers, Inc.	1,150	37,548
SPX Corp.	230	24,127
Tennant Co.	190	7,564
Timken Co.	640	19,021

		1,067,771

Marine (0.1%)
Excel Maritime Carriers Ltd.^	600	17,610
TBS International Ltd., Class A*^	730	22,046

		39,656

Road & Rail (0.2%)
Norfolk Southern Corp.	600	32,592
Ryder System, Inc.	250	15,228
Union Pacific Corp.	340	42,629

		90,449

Trading Companies & Distributors (0.1%)
Applied Industrial Technologies, Inc.^	580	17,336
United Rentals, Inc.*	2,120	39,941

		57,277

Total Industrials		5,284,979

Information Technology (23.5%)
Communications Equipment (3.6%)
ADTRAN, Inc.^	810	14,985
Blue Coat Systems, Inc.*	1,030	22,701
Cisco Systems, Inc.*	24,340	586,350
CommScope, Inc.*^	530	18,460
Comtech Telecommunications Corp.*^	30	1,170
Dycom Industries, Inc.*	60	721
EchoStar Corp., Class A*	272	8,035
Foundry Networks, Inc.*	1,050	12,159
Harmonic, Inc.*	1,220	9,272
Harris Corp.	520	25,236
JDS Uniphase Corp.*	1,060	14,193
NETGEAR, Inc.*	940	18,753
Plantronics, Inc.	1,390	26,841
QUALCOMM, Inc.	21,370	876,170
Tekelec*	380	4,731
Tellabs, Inc.*^	3,300	17,985
ViaSat, Inc.*	400	8,688

		1,666,450

Computers & Peripherals (6.5%)
Apple, Inc.*	7,000	1,004,500
Brocade Communications Systems, Inc.*	3,080	22,484
Hewlett-Packard Co.	23,960	1,094,013
International Business Machines Corp.	5,550	639,027
Lexmark International, Inc., Class A*	660	20,275
NCR Corp.*	1,030	23,515
SanDisk Corp.*	1,030	23,247
Seagate Technology	3,590	75,175
Synaptics, Inc.*^	800	19,104
Teradata Corp.*	190	4,191
Western Digital Corp.*	940	25,418

		2,950,949

Electronic Equipment & Instruments (0.6%)
Agilent Technologies, Inc.*	2,720	81,138
Arrow Electronics, Inc.*	700	23,555
Avnet, Inc.*	730	23,893
AVX Corp.	580	7,430
Benchmark Electronics, Inc.*	160	2,872
Checkpoint Systems, Inc.*^	1,510	40,543
Coherent, Inc.*	340	9,483
Insight Enterprises, Inc.*	580	10,150
Molex, Inc.	950	22,002
Plexus Corp.*	390	10,939
Rofin-Sinar Technologies, Inc.*	970	43,553
Technitrol, Inc.	530	12,259

		287,817

Internet Software & Services (2.0%)
Bankrate, Inc.*^	220	10,976
Google, Inc., Class A*	1,980	872,130
Open Text Corp.*^	860	26,927
Sohu.com, Inc.*	220	9,929
United Online, Inc.	690	7,286

		927,248

IT Services (1.0%)
Accenture Ltd., Class A	3,280	115,358
Affiliated Computer Services, Inc., Class A*	330	16,536
Alliance Data Systems Corp.*	270	12,828
Computer Sciences Corp.*	650	26,514
Convergys Corp.*	670	10,090
Cybersource Corp.*	140	2,045
DST Systems, Inc.*	320	21,037
Electronic Data Systems Corp.	2,550	42,458
Euronet Worldwide, Inc.*	480	9,245
Heartland Payment Systems, Inc.^	430	9,894
Hewitt Associates, Inc., Class A*	590	23,464
ManTech International Corp., Class A*	620	28,123
SAIC, Inc.*	1,180	21,936
Sapient Corp.*	910	6,334
Visa, Inc., Class A*	1,650	102,894

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wright Express Corp.*	140	$4,302

		453,058

Office Electronics (0.2%)
Xerox Corp.	5,310	79,491
Zebra Technologies Corp., Class A*	10	333

		79,824

Semiconductors & Semiconductor Equipment (5.2%)
Altera Corp.	1,080	19,904
Amkor Technology, Inc.*	1,490	15,943
Analog Devices, Inc.	1,310	38,671
Applied Materials, Inc.	12,390	241,729
Atmel Corp.*	1,730	6,020
ATMI, Inc.*^	630	17,533
Broadcom Corp., Class A*	1,610	31,025
Cabot Microelectronics Corp.*^	870	27,971
Cypress Semiconductor Corp.*	1,010	23,846
Diodes, Inc.*	140	3,074
Entegris, Inc.*	1,240	8,916
FEI Co.*^	300	6,549
Intel Corp.	45,500	963,690
Intersil Corp., Class A	960	24,643
KLA-Tencor Corp.	710	26,341
Lam Research Corp.*	630	24,079
MEMC Electronic Materials, Inc.*	3,550	251,695
MKS Instruments, Inc.*^	1,400	29,960
Novellus Systems, Inc.*	920	19,366
NVIDIA Corp.*	2,690	53,235
OmniVision Technologies, Inc.*^	640	10,765
PMC-Sierra, Inc.*^	3,190	18,183
Semtech Corp.*	2,130	30,523
Sigma Designs, Inc.*^	690	15,642
Silicon Laboratories, Inc.*	330	10,408
Skyworks Solutions, Inc.*	4,540	33,051
Standard Microsystems Corp.*	290	8,462
Texas Instruments, Inc.	12,880	364,118
TriQuint Semiconductor, Inc.*	190	961
Varian Semiconductor Equipment Associates, Inc.*	620	17,453
Xilinx, Inc.	1,180	28,025
Zoran Corp.*	580	7,923

		2,379,704

Software (4.4%)
Activision, Inc.*	1,040	28,402
Adobe Systems, Inc.*	2,650	94,313
Advent Software, Inc.*	690	29,408
ANSYS, Inc.*	300	10,356
Aspen Technology, Inc.*	1,870	23,843
Autodesk, Inc.*	570	17,944
BEA Systems, Inc.*	1,170	22,406
Blackbaud, Inc.	160	3,885
BMC Software, Inc.*	840	27,317
Cadence Design Systems, Inc.*	1,980	21,146
Check Point Software Technologies Ltd.*	760	17,024
Compuware Corp.*	2,570	18,864
Informatica Corp.*	210	3,583
Lawson Software, Inc.*^	1,420	10,693
McAfee, Inc.*	750	24,817
Micros Systems, Inc.*	630	21,206
Microsoft Corp.	42,030	1,192,811
MicroStrategy, Inc., Class A*	140	10,359
Net 1 UEPS Technologies, Inc.*^	1,090	24,579
Novell, Inc.*	3,110	19,562
Oracle Corp.*	14,540	284,402
Quest Software, Inc.*	350	4,575
Sybase, Inc.*	780	20,514
Symantec Corp.*	4,520	75,122
Synopsys, Inc.*	20	454
TIBCO Software, Inc.*	1,350	9,639
Wind River Systems, Inc.*	1,360	10,526

		2,027,750

Total Information Technology		10,772,800

Materials (6.1%)
Chemicals (1.6%)
Arch Chemicals, Inc.	480	17,885
Ashland, Inc.	460	21,758
CF Industries Holdings, Inc.	240	24,869
Cytec Industries, Inc.	360	19,386
Hercules, Inc.	550	10,059
Monsanto Co.	4,950	551,925
NewMarket Corp.	140	10,563
OM Group, Inc.*	780	42,541
Sensient Technologies Corp.	200	5,898
Terra Industries, Inc.*	530	18,831

		723,715

Containers & Packaging (0.1%)
Greif, Inc., Class A	290	19,700
Rock-Tenn Co., Class A	1,270	38,062

		57,762

Metals & Mining (4.3%)
AK Steel Holding Corp.	460	25,033
Alcoa, Inc.	9,370	337,882
Carpenter Technology Corp.	350	19,590
Century Aluminum Co.*^	760	50,342
Compass Minerals International, Inc.	650	38,337
Freeport-McMoRan Copper & Gold, Inc.	3,820	367,561
Hecla Mining Co.*^	4,200	46,872
Kaiser Aluminum Corp.*	140	9,702
Nucor Corp.	4,680	317,023
Quanex Corp.^	980	50,705
Reliance Steel & Aluminum Co.	450	26,937
Schnitzer Steel Industries, Inc., Class A	550	39,061
Sims Group Ltd. (ADR)	410	11,283
Southern Copper Corp.^	2,540	263,728
Steel Dynamics, Inc.	800	26,432
United States Steel Corp.	2,310	293,070
Worthington Industries, Inc.^	1,790	30,197

		1,953,755

Paper & Forest Products (0.1%)
AbitibiBowater, Inc.	280	3,615
Domtar Corp.*	2,190	14,958
International Paper Co.	1,080	29,376

		47,949

Total Materials		2,783,181

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	18,264	699,511
CenturyTel, Inc.	640	21,274
Cincinnati Bell, Inc.*	7,640	32,546
NTELOS Holdings Corp.	340	8,228
Premiere Global Services, Inc.*	1,250	17,925
Qwest Communications International, Inc.	2,750	12,457
Verizon Communications, Inc.	3,700	134,865

		926,806

Wireless Telecommunication Services (0.2%)
Centennial Communications Corp.*^	2,510	14,834
Sprint Nextel Corp.	2,370	15,855
Syniverse Holdings, Inc.*	1,930	32,154

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telephone & Data Systems, Inc.	510	$20,028

		82,871

Total Telecommunication Services		1,009,677

Utilities (0.2%)
Gas Utilities (0.1%)
Northwest Natural Gas Co.^	430	18,679
WGL Holdings, Inc.	380	12,183

		30,862

Independent Power Producers & Energy Traders (0.1%)
Mirant Corp.*	890	32,387
Reliant Energy, Inc.*	1,330	31,454

		63,841

Total Utilities		94,703

Total Common Stocks (98.9%) (Cost $47,579,836)		45,269,147

RIGHTS
Financials
Capital Markets
Ares Capital Corp.*	156	87
MCG Capital Corp.*	55	59

Total Rights (0.00%) (Cost $—)		146

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.8%)
Deutsche Bank Securities, Inc., Repurchase Agreement 3.00%, 4/1/08 (r)	$1,261,286	1,261,286

Time Deposit (1.3%)
JPMorgan Chase Nassau 1.59%, 4/1/08	610,784	610,784

Total Short-Term Investments (4.1%) (Amortized Cost $1,872,070)		1,872,070

Total Investments (103.0%) (Cost/Amortized Cost $49,451,906)		47,141,363
Other Assets Less Liabilities (-3.0%)		(1,377,357)

Net Assets (100%)		$45,764,006

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET OPPORTUNITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$45,269,293	$1,872,070	$—	$47,141,363
Other Investments*	—	—	—	—

Total	$45,269,293	$1,872,070	$—	$47,141,363

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,563,664
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$21,599,290

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,031,648
Aggregate gross unrealized depreciation	(3,634,274)

Net unrealized depreciation	$(2,602,626)

Federal income tax cost of investments	$49,743,989

At March 31, 2008, the Portfolio had loaned securities with a total value of $1,233,480. This was secured by collateral of $1,261,286 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $399 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.1%)
Auto Components (1.5%)
Aftermarket Technology Corp.*	1,700	$33,048
American Axle & Manufacturing Holdings, Inc.	8,500	174,250
Amerigon, Inc.*	2,680	39,664
ArvinMeritor, Inc.	4,880	61,049
Autoliv, Inc.	2,160	108,432
BorgWarner, Inc.	1,950	83,908
Cooper Tire & Rubber Co.	9,070	135,778
Drew Industries, Inc.*^	3,300	80,718
Exide Technologies, Inc.*	730	9,563
Fuel Systems Solutions, Inc.*	200	2,666
Gentex Corp.	5,810	99,641
Hayes Lemmerz International, Inc.*	1,110	3,097
Lear Corp.*	6,220	161,160
Shiloh Industries, Inc.	200	2,234
Stoneridge, Inc.*	110	1,480
Tenneco, Inc.*	5,000	139,700

		1,136,388

Automobiles (0.3%)
Fleetwood Enterprises, Inc.*^	3,040	13,984
Monaco Coach Corp.^	2,930	27,777
Thor Industries, Inc.^	5,690	169,391

		211,152

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	350	10,059
LKQ Corp.*	2,610	58,647

		68,706

Diversified Consumer Services (0.9%)
Capella Education Co.*^	1,750	95,550
Coinstar, Inc.*	3,420	96,239
DeVry, Inc	2,920	122,173
ITT Educational Services, Inc.*	1,280	58,790
K12, Inc.*	340	6,661
Matthews International Corp., Class A^	750	36,187
Noah Education Holdings Ltd. (ADR)*	1,980	11,009
Pre-Paid Legal Services, Inc.*	880	37,321
Service Corp. International	5,440	55,161
Sotheby’s, Inc.^	4,020	116,218
Steiner Leisure Ltd.*^	980	32,340

		667,649

Hotels, Restaurants & Leisure (0.9%)
Ambassadors Group, Inc.	190	3,589
Bally Technologies, Inc.*	3,250	111,605
Bob Evans Farms, Inc.^	4,670	128,845
Brinker International, Inc.	2,960	54,908
CBRL Group, Inc.^	1,841	65,852
CEC Entertainment, Inc.*	90	2,599
Chipotle Mexican Grill, Inc., Class A*^	460	52,178
Churchill Downs, Inc.	70	3,307
Denny’s Corp.*	9,370	27,923
Domino’s Pizza, Inc.	720	9,713
Monarch Casino & Resort, Inc.*	1,350	23,908
Premier Exhibitions, Inc.*	2,240	13,530
WMS Industries, Inc.*^	2,810	101,076
Wyndham Worldwide Corp.	3,920	81,066

		680,099

Household Durables (2.3%)
American Greetings Corp., Class A^	9,890	183,459
Blyth, Inc.^	5,100	100,572
Centex Corp.	2,410	58,346
Champion Enterprises, Inc.*^	3,710	37,211
CSS Industries, Inc.^	1,280	44,749
Helen of Troy Ltd.*	860	14,422
Hooker Furniture Corp.^	970	21,670
KB Home^	3,400	84,082
La-Z-Boy, Inc.^	970	8,090
Lennar Corp., Class A^	7,260	136,561
Mohawk Industries, Inc.*^	1,710	122,453
NVR, Inc.*^	290	173,275
Pulte Homes, Inc.	5,170	75,223
Ryland Group, Inc.^	6,140	201,945
Tempur-Pedic International, Inc.^	4,750	52,250
Toll Brothers, Inc.*	2,980	69,970
Tupperware Brands Corp.	5,420	209,646
Universal Electronics, Inc.*	980	23,726
Whirlpool Corp.	1,340	116,285

		1,733,935

Internet & Catalog Retail (0.9%)
1-800-FLOWERS.COM, Inc., Class A*	4,180	35,572
Expedia, Inc.*	5,850	128,057
FTD Group, Inc.	600	8,052
Gaiam, Inc., Class A*^	2,520	43,646
Netflix, Inc.*^	7,350	254,677
Overstock.com, Inc.*^	1,420	16,912
PetMed Express, Inc.*	2,460	27,281
Priceline.com, Inc.*^	1,370	165,578
Shutterfly, Inc.*^	540	8,030
Stamps.com, Inc.*	160	1,642
Systemax, Inc.^	950	11,457

		700,904

Leisure Equipment & Products (0.8%)
Callaway Golf Co.	11,860	174,105
Eastman Kodak Co.^	4,840	85,523
JAKKS Pacific, Inc.*^	3,320	91,533
Polaris Industries, Inc.^	4,830	198,078
RC2 Corp.*	720	15,098
Sturm Ruger & Co., Inc.*	2,250	18,540

		582,877

Media (1.2%)
Charter Communications, Inc., Class A*^	39,910	34,003
Cox Radio, Inc., Class A*	550	6,534
Cumulus Media, Inc., Class A*	1,700	10,846
DG FastChannel, Inc.*^	1,290	24,742
Discovery Holding Co., Class A*	1,460	30,981
DreamWorks Animation SKG, Inc., Class A*^	2,400	61,872
Entravision Communications Corp., Class A*	14,150	94,239
Gannett Co., Inc.	2,190	63,619
Getty Images, Inc.*	2,930	93,760
Global Sources Ltd.*^	4,542	67,449
Lin TV Corp., Class A*	2,650	25,467
Marvel Entertainment, Inc.*	1,850	49,561
Mediacom Communications Corp., Class A*	280	1,212
National CineMedia, Inc.	940	21,131
Regal Entertainment Group, Class A	1,110	21,412
Scholastic Corp.*^	4,880	147,718
Sinclair Broadcast Group, Inc., Class A	11,660	103,891
Warner Music Group Corp.^	6,070	30,229

		888,666

Multiline Retail (0.8%)
Big Lots, Inc.*	12,730	283,879
Dollar Tree, Inc.*	5,950	164,161
Family Dollar Stores, Inc.	5,000	97,500

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Macy’s, Inc.	2,300	$53,038

		598,578

Specialty Retail (2.0%)
A.C. Moore Arts & Crafts, Inc.*	1,810	12,344
Aeropostale, Inc.*	10,530	285,468
AutoNation, Inc.*	7,800	116,766
AutoZone, Inc.*	1,040	118,383
Barnes & Noble, Inc.	1,270	38,925
Blockbuster, Inc., Class A*^	19,180	62,527
Books-A-Million, Inc.^	820	7,167
Brown Shoe Co., Inc.	4,380	66,007
Buckle, Inc.	5,500	246,015
Cato Corp., Class A	440	6,574
Conn’s, Inc.*^	1,000	16,310
Dress Barn, Inc.*	5,620	72,723
HOT Topic, Inc.*	3,000	12,930
Jos. A. Bank Clothiers, Inc.*^	1,320	27,060
Men’s Wearhouse, Inc.	3,980	92,614
Midas, Inc.*	20	344
Office Depot, Inc.*	7,310	80,775
RadioShack Corp.^	7,340	119,275
Sally Beauty Holdings, Inc.*^	14,990	103,431
Select Comfort Corp.*^	470	1,692
West Marine, Inc.*	10	70

		1,487,400

Textiles, Apparel & Luxury Goods (1.4%)
American Apparel, Inc.*	890	8,411
Cherokee, Inc.^	190	6,397
Deckers Outdoor Corp.*	1,830	197,311
Fossil, Inc.*	5,040	153,922
Iconix Brand Group, Inc.*	2,770	48,059
Liz Claiborne, Inc.	3,110	56,446
Movado Group, Inc.	1,270	24,752
Perry Ellis International, Inc.*	770	16,809
Polo Ralph Lauren Corp.	2,040	118,912
Steven Madden Ltd.*	294	5,036
Warnaco Group, Inc.*	6,490	255,966
Wolverine World Wide, Inc.	7,140	207,131

		1,099,152

Total Consumer Discretionary		9,855,506

Consumer Staples (3.6%)
Beverages (0.6%)
Boston Beer Co., Inc., Class A*	530	25,196
Central European Distribution Corp.*	2,260	131,509
Constellation Brands, Inc., Class A*	6,480	114,502
Hansen Natural Corp.*^	1,570	55,421
Molson Coors Brewing Co., Class B	1,530	80,432
Pepsi Bottling Group, Inc.	700	23,737
PepsiAmericas, Inc.	600	15,318

		446,115

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A^	100	14,300
BJ’s Wholesale Club, Inc.*	4,360	155,608
Casey’s General Stores, Inc.	6,640	150,064
China Nepstar Chain Drugstore Ltd. (ADR)*	260	3,536
Ingles Markets, Inc., Class A	1,440	35,410
Longs Drug Stores Corp.	1,860	78,976
Nash Finch Co.	1,470	49,951
Performance Food Group Co.*	2,770	90,524
Pricesmart, Inc.^	540	14,963
Spartan Stores, Inc.	170	3,544
SUPERVALU, Inc.	850	25,483

		622,359

Food Products (1.1%)
Agria Corp. (ADR)*	700	5,845
Cal-Maine Foods, Inc.^	1,860	62,087
Chiquita Brands International, Inc.*^	7,370	170,321
Darling International, Inc.*	13,270	171,846
Flowers Foods, Inc.	7,710	190,822
Fresh Del Monte Produce, Inc.*	4,900	178,360
Green Mountain Coffee Roasters, Inc.*^	1,410	44,627
Hormel Foods Corp.	370	15,414
Imperial Sugar Co.^	980	18,444
Reddy Ice Holdings, Inc.	900	11,727

		869,493

Household Products (0.1%)
WD-40 Co.	1,250	41,563

Personal Products (0.6%)
Alberto-Culver Co	600	16,446
American Oriental Bioengineering, Inc.*^	13,530	109,593
Chattem, Inc.*	2,610	173,147
Elizabeth Arden, Inc.*	1,750	34,913
Herbalife Ltd.	610	28,975
NBTY, Inc.*	1,760	52,712
Nu Skin Enterprises, Inc., Class A	360	6,487

		422,273

Tobacco (0.4%)
Alliance One International, Inc.*	720	4,349
Universal Corp.	3,830	250,980
Vector Group Ltd.^	4,503	79,207

		334,536

Total Consumer Staples		2,736,339

Energy (6.9%)
Energy Equipment & Services (3.4%)
Atwood Oceanics, Inc.*^	1,180	108,230
Basic Energy Services, Inc.*	260	5,741
Bolt Technology Corp.*	50	922
Bristow Group, Inc.*	300	16,101
Dawson Geophysical Co.*	670	45,225
Dresser-Rand Group, Inc.*	1,210	37,208
Dril-Quip, Inc.*	3,710	172,404
ENGlobal Corp.*	620	5,301
ENSCO International, Inc.	2,840	177,841
Exterran Holdings, Inc.*	1,300	83,902
FMC Technologies, Inc.*	2,730	155,310
Global Industries Ltd.*	6,100	98,149
Grey Wolf, Inc.*	2,140	14,509
Gulf Island Fabrication, Inc.	1,150	33,028
GulfMark Offshore, Inc.*^	3,010	164,707
Helix Energy Solutions Group, Inc.*	300	9,450
Hornbeck Offshore Services, Inc.*	1,950	89,056
Matrix Service Co.*	970	16,665
NATCO Group, Inc.*	3,920	183,260
Newpark Resources, Inc.*^	2,400	12,240
Oil States International, Inc.*	5,840	261,690
Patterson-UTI Energy, Inc.	5,280	138,230
Rowan Cos., Inc.	2,370	97,597
SEACOR Holdings, Inc.*	2,170	185,231
Superior Energy Services, Inc.*	700	27,734
T-3 Energy Services, Inc.*^	1,140	48,518
Technicoil Corp.*	3,300	2,379
Tidewater, Inc.	2,180	120,140
Trico Marine Services, Inc.*	330	12,860
Union Drilling, Inc.*	510	8,920
Unit Corp.*	1,370	77,610
Willbros Group, Inc.*^	4,550	139,230

		2,549,388

Oil, Gas & Consumable Fuels (3.5%)
Alberta Clipper Energy, Inc.*	100	234
Alon USA Energy, Inc.^	370	5,628

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Alpha Natural Resources, Inc.*	8,590	$373,150
Arena Resources, Inc.*	1,700	65,807
Berry Petroleum Co., Class A	2,100	97,629
Bill Barrett Corp.*	2,100	99,225
Bois d’Arc Energy, Inc.*	3,320	71,347
Brigham Exploration Co.*	1,640	9,955
Cabot Oil & Gas Corp.	700	35,588
Callon Petroleum Co.*	500	9,045
Cimarex Energy Co.	1,500	82,110
Comstock Resources, Inc.*	200	8,060
Concho Resources, Inc.*	1,090	27,948
Contango Oil & Gas Co.*	450	29,074
Continental Resources, Inc.*	900	28,701
Forest Oil Corp.*	200	9,792
Foundation Coal Holdings, Inc.	2,480	124,818
Frontier Oil Corp.	4,330	118,036
Galleon Energy, Inc., Class A*	400	5,767
Golar LNG Ltd.	450	8,221
Gulfport Energy Corp.*	150	1,590
Holly Corp.	2,370	102,882
James River Coal Co.*	1,870	32,762
Jura Energy Corp.*	6,900	2,588
Mariner Energy, Inc.*^	8,140	219,861
Massey Energy Co.	7,320	267,180
Midnight Oil Exploration Ltd.*	1,200	1,426
Noble Energy, Inc.	300	21,840
Paramount Resources Ltd., Class A*	400	5,955
PetroHawk Energy Corp.*	6,500	131,105
PetroQuest Energy, Inc.*	3,910	67,799
Plains Exploration & Production Co.*	500	26,570
Redstar Oil & Gas, Inc.*	700	471
Rosetta Resources, Inc.*	3,430	67,468
Stone Energy Corp.*	4,530	236,964
Swift Energy Co.*	200	8,998
TriStar Oil & Gas Ltd.*	100	1,409
TUSK Energy Corp.*	2,516	4,167
VAALCO Energy, Inc.*	2,660	13,220
Vero Energy, Inc.*	300	2,236
W&T Offshore, Inc.	4,960	169,186
Warren Resources, Inc.*	1,020	12,107
Whiting Petroleum Corp.*	300	19,395

		2,627,314

Total Energy		5,176,702

Financials (12.1%)
Capital Markets (1.8%)
Apollo Investment Corp.^	4,480	70,918
Ares Capital Corp.	1,230	15,461
Calamos Asset Management, Inc., Class A	1,390	22,629
FCStone Group, Inc.*	2,840	78,668
GAMCO Investors, Inc., Class A	2,280	114,821
GFI Group, Inc.^	780	44,694
Greenhill & Co., Inc.^	530	36,867
Invesco Ltd.	7,670	186,841
Janus Capital Group, Inc.	5,520	128,450
Knight Capital Group, Inc., Class A*	12,300	199,752
Lazard Ltd., Class A	880	33,616
Legg Mason, Inc.	620	34,708
MCG Capital Corp.	1,160	10,544
NGP Capital Resources Co.^	220	3,612
optionsXpress Holdings, Inc.^	7,900	163,609
Prospect Capital Corp.^	130	1,979
Raymond James Financial, Inc.^	2,990	68,710
SWS Group, Inc.	920	11,252
TradeStation Group, Inc.*^	3,050	25,986
U.S. Global Investors, Inc., Class A^	1,970	26,674
W.P. Carey & Co. LLC	180	5,395
Waddell & Reed Financial, Inc.	1,150	36,950

		1,322,136

Commercial Banks (0.3%)
AMCORE Financial, Inc.	140	2,849
Cascade Bancorp^	210	2,008
City Holding Co.	930	37,107
Community Bank System, Inc.	1,630	40,033
First Merchants Corp.	460	13,128
First Security Group, Inc./Tennessee	300	2,724
FirstMerit Corp.	650	13,429
Independent Bank Corp./Massachusetts	260	7,683
NBT Bancorp, Inc.	1,030	22,866
Oriental Financial Group, Inc.	1,490	29,368
Pacific Capital Bancorp N.A.	1,890	40,635
Renasant Corp.	60	1,350
Sterling Financial Corp./Pennsylvania*^	10	174
Susquehanna Bancshares, Inc.	1,020	20,777
WesBanco, Inc.^	1,180	29,158

		263,289

Consumer Finance (0.4%)
Advanta Corp., Class B^	5,280	37,118
Cash America International, Inc.	2,090	76,076
Discover Financial Services	6,930	113,444
World Acceptance Corp.*^	1,170	37,265

		263,903

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.^	2,030	19,549
Financial Federal Corp.	680	14,831
Interactive Brokers Group, Inc.*	2,410	61,865
MarketAxess Holdings, Inc.*	2,210	21,967
NASDAQ OMX Group, Inc.*	3,550	137,243
Portfolio Recovery Associates, Inc.^	1,460	62,619

		318,074

Insurance (6.9%)
Alfa Corp.	460	10,111
Alleghany Corp.*	81	27,662
Allied World Assurance Co. Holdings Ltd.	860	34,142
American Equity Investment Life Holding Co.	510	4,733
American Physicians Capital, Inc.	1,350	62,586
Amerisafe, Inc.*	2,280	28,819
Amtrust Financial Services, Inc.	5,380	87,210
Arch Capital Group Ltd.*	1,440	98,885
Argo Group International Holdings Ltd.*	1,646	58,466
Aspen Insurance Holdings Ltd.	4,130	108,949
Assurant, Inc.	2,980	181,363
Assured Guaranty Ltd.	6,780	160,957
Axis Capital Holdings Ltd.	3,880	131,842
Cincinnati Financial Corp.	1,600	60,864
CNA Financial Corp.	1,970	50,806
CNA Surety Corp.*	2,310	35,528
Commerce Group, Inc.	1,890	68,153
Conseco, Inc.*	730	7,446
Darwin Professional Underwriters, Inc.*	420	9,446
Delphi Financial Group, Inc., Class A	5,760	168,365
Donegal Group, Inc., Class A^	90	1,566
eHealth, Inc.*	1,240	27,367
EMC Insurance Group, Inc.	120	3,227
Employers Holdings, Inc.	180	3,337
Endurance Specialty Holdings Ltd.	2,840	103,944
Erie Indemnity Co., Class A	140	7,167

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Everest Reinsurance Group Ltd.	1,550	$138,771
FBL Financial Group, Inc., Class A	2,200	62,678
Fidelity National Financial, Inc., Class A	7,510	137,658
First American Corp.	3,640	123,542
FPIC Insurance Group, Inc.*	770	36,298
Genworth Financial, Inc., Class A	8,030	181,799
Hallmark Financial Services*	880	9,821
Harleysville Group, Inc.	1,470	53,052
HCC Insurance Holdings, Inc.	2,980	67,616
Hilb, Rogal & Hobbs Co.	630	19,826
Horace Mann Educators Corp.	2,350	41,078
Infinity Property & Casualty Corp.	900	37,440
IPC Holdings Ltd.	4,440	124,320
Life Partners Holdings Inc.^	60	1,107
Markel Corp.*	20	8,799
Max Capital Group Ltd.^	8,040	210,568
Meadowbrook Insurance Group, Inc.	440	3,436
Mercury General Corp.	1,170	51,843
Midland Co.	760	49,347
National Financial Partners Corp.^	2,430	54,602
National Interstate Corp.	830	19,381
National Western Life Insurance Co., Class A^	50	10,840
Nationwide Financial Services, Inc.	1,270	60,046
Navigators Group, Inc.*	1,800	97,920
Odyssey Reinsurance Holdings Corp.	1,410	51,817
OneBeacon Insurance Group Ltd.	230	4,375
PartnerReinsurance Ltd.	1,690	128,947
Philadelphia Consolidated Holding Corp.*	2,150	69,230
Phoenix Cos., Inc.	6,430	78,510
Platinum Underwriters Holdings Ltd.	3,840	124,646
Presidential Life Corp.	60	1,046
ProAssurance Corp.*	3,200	172,256
ProCentury Corp.	1,000	18,000
Protective Life Corp.	1,570	63,679
Reinsurance Group of America, Inc.	1,490	81,116
RenaissanceReinsurance Holdings Ltd.	2,300	119,393
RLI Corp.^	2,690	133,343
Safeco Corp.	2,820	123,742
Safety Insurance Group, Inc.	30	1,024
SeaBright Insurance Holdings, Inc.*	1,940	28,576
Selective Insurance Group, Inc.	3,540	84,535
StanCorp Financial Group, Inc.	2,430	115,935
Torchmark Corp.	2,530	152,078
Tower Group, Inc.	180	4,531
Transatlantic Holdings, Inc.	440	29,194
United America Indemnity Ltd., Class A*	3,810	73,381
United Fire & Casualty Co.	570	21,318
Universal Insurance Holdings, Inc.	250	945
Unum Group	6,730	148,127
W.R. Berkley Corp.	4,720	130,697
Wesco Financial Corp.	10	4,040
White Mountains Insurance Group Ltd.	70	33,600
XL Capital Ltd., Class A	2,080	61,464

		5,204,274

Real Estate Investment Trusts (REITs) (2.1%)
Acadia Realty Trust (REIT)	100	2,415
Agree Realty Corp. (REIT)^	500	13,725
Alexandria Real Estate Equities, Inc. (REIT)	500	46,360
Arbor Realty Trust, Inc. (REIT)^	500	7,540
Ashford Hospitality Trust, Inc. (REIT)	3,000	17,040
Associated Estates Realty Corp. (REIT)^	300	3,432
BioMed Realty Trust, Inc. (REIT)	100	2,389
Brandywine Realty Trust (REIT)	1,100	18,656
Capital Trust, Inc./New York, Class A (REIT)^	400	10,780
CBL & Associates Properties, Inc. (REIT)	1,300	30,589
Cedar Shopping Centers, Inc. (REIT)	600	7,008
Colonial Properties Trust (REIT)	300	7,215
Corporate Office Properties Trust SBI/Maryland (REIT)	500	16,805
DiamondRock Hospitality Co. (REIT)	3,100	39,277
Digital Realty Trust, Inc. (REIT)	2,200	78,100
EastGroup Properties, Inc. (REIT)	400	18,584
Entertainment Properties Trust (REIT)	1,000	49,330
Equity Lifestyle Properties, Inc. (REIT)	500	24,685
Equity One, Inc. (REIT)^	1,600	38,352
FelCor Lodging Trust, Inc. (REIT)	3,400	40,902
First Industrial Realty Trust, Inc. (REIT)^	2,700	83,403
Glimcher Realty Trust (REIT)	300	3,588
Gramercy Capital Corp./ New York (REIT)^	500	10,465
Hersha Hospitality Trust (REIT)	500	4,515
Highwoods Properties, Inc. (REIT)	1,600	49,712
Home Properties, Inc. (REIT)^	400	19,196
Inland Real Estate Corp. (REIT)^	3,200	48,672
Kite Realty Group Trust (REIT)	700	9,800
LaSalle Hotel Properties (REIT)^	700	20,111
Lexington Realty Trust (REIT)^	1,400	20,174
LTC Properties, Inc. (REIT)	800	20,568
Medical Properties Trust, Inc. (REIT)	300	3,396
Mid-America Apartment Communities, Inc. (REIT)	500	24,920
National Health Investors, Inc. (REIT)	400	12,500
National Retail Properties, Inc. (REIT)	2,700	59,535
Nationwide Health Properties, Inc. (REIT)	4,500	151,875
Omega Healthcare Investors, Inc. (REIT)	2,300	39,928
Parkway Properties, Inc./ Maryland (REIT)^	700	25,872
Pennsylvania Real Estate Investment Trust (REIT)	1,700	41,463
PS Business Parks, Inc. (REIT)	600	31,140
RAIT Financial Trust (REIT)^	1,300	9,022
Ramco-Gershenson Properties Trust (REIT)	600	12,666
Realty Income Corp. (REIT)^	3,200	81,984
Redwood Trust, Inc. (REIT)^	400	14,540
Resource Capital Corp. (REIT)^	100	757
Saul Centers, Inc. (REIT)	300	15,072
Senior Housing Properties Trust (REIT)	3,700	87,690
Sovran Self Storage, Inc. (REIT)	300	12,813
Strategic Hotels & Resorts, Inc. (REIT)^	1,700	22,321
Sunstone Hotel Investors, Inc. (REIT)	2,100	33,621
Tanger Factory Outlet Centers (REIT)^	1,800	69,246
Taubman Centers, Inc. (REIT)	700	36,470

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Real Estate Investment Trust (REIT)^	800	$26,736

		1,576,955

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	1,030	79,660

Thrifts & Mortgage Finance (0.1%)
Dime Community Bancshares, Inc.	330	5,768
Encore Bancshares, Inc.*	600	10,500
Farmer Mac, Class C	360	9,396
First Niagara Financial Group, Inc.	3,360	45,663
PMI Group, Inc.	550	3,201
Provident New York Bancorp	910	12,285
TierOne Corp.	730	8,234
WSFS Financial Corp.	160	7,885

		102,932

Total Financials		9,131,223

Health Care (9.3%)
Biotechnology (1.1%)
Acorda Therapeutics, Inc.*	150	2,692
Alexion Pharmaceuticals, Inc.*^	500	29,650
Alnylam Pharmaceuticals, Inc.*^	3,080	75,152
Applera Corp.- Celera Group*	1,660	24,402
BioMarin Pharmaceutical, Inc.*	800	28,296
Cepheid, Inc.*	460	11,219
Cubist Pharmaceuticals, Inc.*	5,600	103,152
CytRx Corp.*^	5,340	6,141
Enzon Pharmaceuticals, Inc.*^	2,280	20,999
Halozyme Therapeutics, Inc.*^	1,310	8,332
Incyte Corp.*	800	8,408
Isis Pharmaceuticals, Inc.*	3,160	44,587
Martek Biosciences Corp.*	3,090	94,461
Millennium Pharmaceuticals, Inc.*	5,750	88,895
Onyx Pharmaceuticals, Inc.*	900	26,127
OSI Pharmaceuticals, Inc.*^	3,930	146,943
Regeneron Pharmaceuticals, Inc.*	2,020	38,764
RXi Pharmaceuticals Corp.*^	358	3,401
Savient Pharmaceuticals, Inc.*^	1,140	22,800
Seattle Genetics, Inc.*^	2,300	20,930
United Therapeutics Corp.*	200	17,340
XOMA Ltd.*	5,830	15,100

		837,791

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.*^	1,960	45,413
Analogic Corp.	2,550	169,677
ArthroCare Corp.*^	850	28,347
CONMED Corp.*	2,470	63,331
Cynosure, Inc., Class A*	950	20,235
Datascope Corp.	1,100	45,573
Dentsply International, Inc.	200	7,720
Edwards Lifesciences Corp.*	1,340	59,697
Hologic, Inc.*	2,740	152,344
Intuitive Surgical, Inc.*	520	168,662
Invacare Corp.^	220	4,902
Inverness Medical Innovations, Inc.*^	2,154	64,835
IRIS International, Inc.*	1,240	16,455
Kensey Nash Corp.*	310	8,974
Meridian Bioscience, Inc.^	5,290	176,845
Merit Medical Systems, Inc.*	1,080	17,096
Orthofix International N.V.*	480	19,090
Quidel Corp.*	3,190	51,231
RTI Biologics Inc.*	180	1,701
Somanetics Corp.*	880	13,702
SonoSite, Inc.*^	920	26,156
STERIS Corp.	6,600	177,078

		1,339,064

Health Care Providers & Services (3.2%)
Air Methods Corp.*^	1,270	61,430
Alliance Imaging, Inc.*	3,870	33,282
Amedisys, Inc.*	2,440	95,990
AMERIGROUP Corp.*	6,480	177,098
AmerisourceBergen Corp.	3,930	161,051
Amsurg Corp.*	1,660	39,309
Apria Healthcare Group, Inc.*	7,610	150,297
BioScrip, Inc.*	1,310	8,856
Centene Corp.*	7,330	102,180
Chemed Corp.	3,330	140,526
Chindex International, Inc.*	560	21,134
Coventry Health Care, Inc.*	3,320	133,962
Emergency Medical Services Corp., Class A*	3,060	75,551
Hanger Orthopedic Group, Inc.*	790	8,516
Health Net, Inc.*	3,420	105,336
Healthspring, Inc.*	10,310	145,165
HMS Holdings Corp.*	900	25,695
Humana, Inc.*	2,510	112,599
Kindred Healthcare, Inc.*	1,860	40,678
Landauer, Inc.	390	19,633
LCA-Vision, Inc.^	210	2,625
Lincare Holdings, Inc.*^	3,760	105,694
Molina Healthcare, Inc.*^	4,710	115,018
MWI Veterinary Supply, Inc.*	10	353
Omnicare, Inc.	4,400	79,904
Owens & Minor, Inc.	2,820	110,939
Pediatrix Medical Group, Inc.*	100	6,740
Providence Service Corp.*^	1,040	31,200
RehabCare Group, Inc.*	2,430	36,450
Res-Care, Inc.*	1,830	31,385
Skilled Healthcare Group, Inc.*	110	1,208
Sun Healthcare Group, Inc.*	2,260	29,696
Tenet Healthcare Corp.*	20,410	115,521
Universal American Corp.*	2,080	22,048
WellCare Health Plans, Inc.*	1,410	54,919

		2,401,988

Health Care Technology (0.2%)
Eclipsys Corp.*	540	10,589
HLTH Corp.*	2,340	22,324
Omnicell, Inc.*	3,440	69,144
Phase Forward, Inc.*	4,450	76,006
TriZetto Group, Inc.*	720	12,017

		190,080

Life Sciences Tools & Services (1.7%)
Albany Molecular Research, Inc.*	1,880	22,823
Applera Corp.- Applied Biosystems Group	4,540	149,184
Bio-Rad Laboratories, Inc., Class A*	110	9,784
Bruker Corp.*	130	2,001
Dionex Corp.*^	2,500	192,475
eResearchTechnology, Inc.*	4,590	57,008
Illumina, Inc.*	1,200	91,080
Invitrogen Corp.*	1,910	163,248
Kendle International, Inc.*^	1,330	59,744
PAREXEL International Corp.*	7,140	186,354
PerkinElmer, Inc.	3,320	80,510
Pharmaceutical Product Development, Inc.	200	8,380
PharmaNet Development Group, Inc.*	2,040	51,469
Varian, Inc.*	3,720	215,462

		1,289,522

Pharmaceuticals (1.3%)
Auxilium Pharmaceuticals, Inc.*	1,020	27,275
Bentley Pharmaceuticals, Inc.*	300	4,875
BioMimetic Therapeutics, Inc.*	100	800

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Durect Corp.*	1,120	$5,880
Endo Pharmaceuticals Holdings, Inc.*	4,940	118,264
Forest Laboratories, Inc.*	2,630	105,226
King Pharmaceuticals, Inc.*	18,180	158,166
KV Pharmaceutical Co., Class A*	1,070	26,707
Medicis Pharmaceutical Corp., Class A^	5,400	106,326
Noven Pharmaceuticals, Inc.*	190	1,706
Obagi Medical Products, Inc.*	2,820	24,478
Pain Therapeutics, Inc.*^	1,370	11,576
Perrigo Co.^	1,260	47,540
Pozen, Inc.*^	2,150	22,274
Sciele Pharma, Inc.*^	7,090	138,255
Valeant Pharmaceuticals International*^	4,600	59,018
Vivus, Inc.*^	710	4,281
XenoPort, Inc.*	2,810	113,721

		976,368

Total Health Care		7,034,813

Industrials (18.1%)
Aerospace & Defense (2.0%)
AAR Corp.*	1,900	51,813
Aerovironment, Inc.*^	670	13,702
American Science & Engineering, Inc.^	610	33,288
BE Aerospace, Inc.*	300	10,485
Ceradyne, Inc.*	3,850	123,046
Cubic Corp.	3,790	107,750
Curtiss-Wright Corp.	3,150	130,662
DRS Technologies, Inc.	4,100	238,948
Ducommun, Inc.*	1,300	35,971
DynCorp International, Inc., Class A*	6,540	109,087
Esterline Technologies Corp.*	2,880	145,066
Heico Corp.^	1,760	85,800
Ladish Co., Inc.*	420	15,120
Orbital Sciences Corp.*	520	12,532
Stanley, Inc.*	1,090	32,111
Taser International, Inc.*^	3,760	35,344
Teledyne Technologies, Inc.*	1,950	91,650
TransDigm Group, Inc.*	1,760	65,208
Triumph Group, Inc.^	2,710	154,280

		1,491,863

Air Freight & Logistics (0.2%)
ABX Holdings, Inc.*	2,000	5,880
Atlas Air Worldwide Holdings, Inc.*^	2,580	141,900
Hub Group, Inc., Class A*	60	1,974
Pacer International, Inc.	1,940	31,874

		181,628

Airlines (1.0%)
Allegiant Travel Co.*	950	25,099
AMR Corp.*	4,180	37,703
Continental Airlines, Inc., Class B*	5,260	101,150
Copa Holdings S.A., Class A	470	17,912
Delta Air Lines, Inc.*	2,350	20,210
Northwest Airlines Corp.*	8,330	74,887
Pinnacle Airlines Corp.*^	2,120	18,508
Republic Airways Holdings, Inc.*	4,700	101,802
SkyWest, Inc.	4,640	97,997
Southwest Airlines Co.	8,870	109,988
U.S. Airways Group, Inc.*	6,760	60,231
UAL Corp.^	3,200	68,896

		734,383

Building Products (0.4%)
AAON, Inc.	560	11,217
Ameron International Corp.	410	38,347
Apogee Enterprises, Inc.	1,560	24,024
Lennox International, Inc.	3,550	127,694
Owens Corning, Inc.*	740	13,416
USG Corp.*^	1,660	61,121

		275,819

Commercial Services & Supplies (4.9%)
ABM Industries, Inc.^	3,110	69,788
ACCO Brands Corp.*^	1,210	16,420
Administaff, Inc.	4,350	102,703
Advisory Board Co.*	1,320	72,521
American Ecology Corp.	1,050	26,597
Bowne & Co., Inc.^	3,130	47,732
Casella Waste Systems, Inc.*	540	5,902
CBIZ, Inc.*^	3,820	31,018
CDI Corp.^	1,150	28,808
ChoicePoint, Inc.*	3,680	175,168
Comfort Systems USA, Inc.^	3,990	51,910
COMSYS IT Partners, Inc.*	1,970	16,666
Consolidated Graphics, Inc.*	620	34,751
Copart, Inc.*	810	31,396
Cornell Cos., Inc.*	2,040	45,818
CRA International, Inc.*	820	26,355
Deluxe Corp.	7,670	147,341
EnergySolutions, Inc.	300	6,882
Ennis, Inc.^	1,560	26,177
Exponent, Inc.*	1,860	61,082
FTI Consulting, Inc.*	1,190	84,538
G&K Services, Inc., Class A	550	19,586
GeoEye, Inc.*	2,020	52,500
Heidrick & Struggles International, Inc.^	1,640	53,349
Herman Miller, Inc.	7,120	174,938
Hill International, Inc.*	270	3,378
HNI Corp.	580	15,596
Hudson Highland Group, Inc.*	1,830	15,500
ICF International, Inc.*	1,510	30,276
IHS, Inc., Class A*	1,750	112,542
IKON Office Solutions, Inc.	3,462	26,311
Innerworkings, Inc.*^	1,530	21,466
Interface, Inc., Class A	8,790	123,499
Kimball International, Inc., Class B	2,380	25,514
Knoll, Inc.	7,790	89,897
Korn/Ferry International*	7,000	118,300
Layne Christensen Co.*^	2,440	85,449
Learning Tree International, Inc.*	250	3,505
LECG Corp.*	180	1,685
Manpower, Inc.	2,310	129,961
Metalico, Inc.*^	3,150	30,901
Mine Safety Appliances Co.	940	38,719
Navigant Consulting, Inc.*	970	18,411
PHH Corp.*	1,200	20,916
Pike Electric Corp.*^	880	12,258
Resources Connection, Inc.	1,940	34,668
Robert Half International, Inc.	4,850	124,839
Rollins, Inc.	6,175	109,236
RSC Holdings, Inc.*	980	10,682
School Specialty, Inc.*	580	18,293
Spherion Corp.*	6,770	41,432
Standard Parking Corp.*	90	1,886
Steelcase, Inc., Class A	9,540	105,512
Team, Inc.*	1,410	38,493
TeleTech Holdings, Inc.*	4,670	104,888
Tetra Tech, Inc.*	1,510	29,460
TrueBlue, Inc.*^	7,990	107,386
United Stationers, Inc.*	3,730	177,921
Viad Corp.	3,950	142,239
Volt Information Sciences, Inc.*	1,250	21,200
VSE Corp.	60	1,694
Waste Connections, Inc.*	3,350	102,979
Waste Industries USA, Inc.	470	16,991

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Wyatt Worldwide, Inc., Class A	3,190	$181,032

		3,704,861

Construction & Engineering (1.2%)
AECOM Technology Corp.*	620	16,126
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,300	90,252
EMCOR Group, Inc.*	8,570	190,340
Granite Construction, Inc.	1,040	34,018
Integrated Electrical Services, Inc.*	1,370	21,523
KBR, Inc.	4,350	120,625
Michael Baker Corp.*	1,330	29,872
Northwest Pipe Co.*	440	18,696
Perini Corp.*	5,020	181,874
Shaw Group, Inc.*	2,590	122,093
URS Corp.*	1,877	61,359

		886,778

Electrical Equipment (2.2%)
A.O. Smith Corp.^	3,520	115,702
Acuity Brands, Inc.^	5,230	224,629
AZZ, Inc.*	1,170	41,629
Belden, Inc.^	4,450	157,174
Brady Corp., Class A	240	8,023
Cooper Industries Ltd., Class A	860	34,529
Day4 Energy, Inc.*	7,000	31,643
Encore Wire Corp.^	300	5,463
Evergreen Solar, Inc.*^	7,800	72,306
GrafTech International Ltd.*^	15,640	253,525
II-VI, Inc.*	760	28,865
LSI Industries, Inc.	2,340	30,911
Plug Power, Inc.*	530	1,648
Powell Industries, Inc.*	870	34,252
Regal-Beloit Corp.^	3,990	146,154
Rockwell Automation, Inc.	910	52,252
Roper Industries, Inc.	1,730	102,831
Superior Essex, Inc.*	1,320	37,118
Thomas & Betts Corp.*	1,880	68,376
Vicor Corp.^	1,480	17,671
Woodward Governor Co.	8,460	226,051

		1,690,752

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	560	18,727
Raven Industries, Inc.^	830	25,149
Teleflex, Inc.	2,110	100,668
Tredegar Corp.	220	4,006
Walter Industries, Inc.	2,610	163,464

		312,014

Machinery (5.0%)
Actuant Corp., Class A	7,430	224,460
AGCO Corp.*	1,720	102,994
Ampco-Pittsburgh Corp.	1,390	59,756
Astec Industries, Inc.*	3,130	121,319
Axsys Technologies, Inc.*	970	48,384
Badger Meter, Inc.^	1,450	62,640
Barnes Group, Inc.	6,500	149,175
Blount International, Inc.*	2,840	35,131
Briggs & Stratton Corp.^	1,400	25,060
Bucyrus International, Inc., Class A	600	60,990
Cascade Corp.^	290	14,300
Chart Industries, Inc.*	1,330	45,007
CIRCOR International, Inc.	1,720	79,550
Columbus McKinnon Corp.*	1,860	57,623
Crane Co.	1,530	61,735
Cummins, Inc.	2,490	116,582
Dynamic Materials Corp.	800	34,560
EnPro Industries, Inc.*	3,730	116,339
ESCO Technologies, Inc.*	1,720	68,318
Flowserve Corp.	200	20,876
FreightCar America, Inc.	130	4,459
Gardner Denver, Inc.*	6,090	225,939
Gorman-Rupp Co.	925	30,423
Hardinge, Inc.^	180	2,477
Hurco Cos., Inc.*^	1,060	49,587
IDEX Corp.	2,520	77,339
Ingersoll-Rand Co., Ltd., Class A	4,470	199,272
ITT Corp.	1,450	75,124
Joy Global, Inc.	200	13,032
Kadant, Inc.*	1,730	50,827
L.B. Foster Co., Class A*	1,280	55,117
Lindsay Corp.^	1,380	141,409
McCoy Corp.	3,100	12,745
Middleby Corp.*^	1,760	109,806
Mueller Industries, Inc.	5,390	155,501
NACCO Industries, Inc., Class A	140	11,332
Nordson Corp.	990	53,311
Pentair, Inc.	2,280	72,732
RBC Bearings, Inc.*^	1,460	54,210
Robbins & Myers, Inc.	5,920	193,288
SPX Corp.	1,830	191,967
Sun Hydraulics Corp.	1,730	50,637
Tecumseh Products Co., Class A*	2,210	67,803
Tennant Co.	1,850	73,648
Timken Co.	1,390	41,311
Titan International, Inc.	1,070	32,753
Toro Co.	3,040	125,826
Twin Disc, Inc.	450	7,119
Watts Water Technologies, Inc., Class A^	2,100	58,863

		3,742,656

Marine (0.1%)
Excel Maritime Carriers Ltd.^	2,580	75,723
Star Bulk Carriers Corp.	1,290	14,732
TBS International Ltd., Class A*^	550	16,610

		107,065

Road & Rail (0.2%)
Ryder System, Inc.	1,910	116,338

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.^	5,780	172,764
Houston Wire & Cable Co.^	270	4,325
Kaman Corp.	530	14,994
Nuco2, Inc.*	560	15,551
Rush Enterprises, Inc., Class A*	710	11,246
United Rentals, Inc.*	8,160	153,735

		372,615

Transportation Infrastructure (0.0%)
CAI International, Inc.*	1,900	24,434

Total Industrials		13,641,206

Information Technology (25.0%)
Communications Equipment (2.5%)
ADC Telecommunications, Inc.*	13,550	163,684
ADTRAN, Inc.	5,800	107,300
Arris Group, Inc.*	619	3,603
Avocent Corp.*	970	16,393
Bel Fuse, Inc., Class A	100	3,139
Black Box Corp.	390	12,032
Blue Coat Systems, Inc.*	6,630	146,125
Ciena Corp.*	400	12,332
CommScope, Inc.*	3,060	106,580
Comtech Group, Inc.*	1,260	13,595
Comtech Telecommunications Corp.*	4,750	185,250
Digi International, Inc.*	460	5,308
Dycom Industries, Inc.*	5,500	66,055
EMS Technologies, Inc.*	2,000	54,280

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Extreme Networks, Inc.*	11,460	$35,526
Foundry Networks, Inc.*	18,220	210,988
Globecomm Systems, Inc.*	300	2,610
Harmonic, Inc.*	13,500	102,600
Harris Corp.	2,270	110,163
InterDigital, Inc.*^	2,020	40,016
Ixia*	2,670	20,719
Loral Space & Communications, Inc.*	180	4,291
MasTec, Inc.*	3,840	31,526
NETGEAR, Inc.*	1,200	23,940
Network Equipment Technologies, Inc.*	2,510	16,491
Performance Technologies, Inc.*	200	916
Plantronics, Inc.	8,130	156,990
ShoreTel, Inc.*^	2,310	11,827
Sycamore Networks, Inc.*	1,310	4,795
Tekelec*	1,670	20,792
Tellabs, Inc.*^	19,210	104,695
ViaSat, Inc.*	3,270	71,024

		1,865,585

Computers & Peripherals (1.7%)
Brocade Communications Systems, Inc.*	21,530	157,169
Electronics for Imaging, Inc.*	2,670	39,836
Emulex Corp.*	6,630	107,671
Hypercom Corp.*	170	738
Iomega Corp.*	3,450	12,317
Lexmark International, Inc., Class A*	3,990	122,573
NCR Corp.*	6,140	140,176
NetApp, Inc.*	2,090	41,905
Novatel Wireless, Inc.*	2,790	27,007
Palm, Inc.^	130	650
QLogic Corp.*	1,390	21,337
Quantum Corp.*	1,490	3,189
SanDisk Corp.*	3,190	71,998
Seagate Technology	6,710	140,507
STEC, Inc.*	1,130	6,995
Stratasys, Inc.*	1,850	32,930
Synaptics, Inc.*^	4,100	97,908
Teradata Corp.*	1,620	35,737
Western Digital Corp.*	6,710	181,438

		1,242,081

Electronic Equipment & Instruments (2.6%)
Acacia Research- Acacia Technologies*	2,060	11,845
Arrow Electronics, Inc.*	4,310	145,031
Avnet, Inc.*	4,340	142,048
AVX Corp.	740	9,479
Benchmark Electronics, Inc.*	3,080	55,286
Brightpoint, Inc.*	1,660	13,878
Checkpoint Systems, Inc.*^	7,760	208,356
Cognex Corp.	700	15,281
Coherent, Inc.*	150	4,184
CPI International, Inc.*	240	2,381
CTS Corp.	3,580	38,306
Electro Scientific Industries, Inc.*	1,470	24,226
Excel Technology, Inc.*	300	8,088
FARO Technologies, Inc.*	930	28,997
Flir Systems, Inc.*	1,800	54,162
Gerber Scientific, Inc.*	100	889
Insight Enterprises, Inc.*	3,930	68,775
Littelfuse, Inc.*^	1,490	52,105
LoJack Corp.*	620	7,837
Measurement Specialties, Inc.*	680	11,880
Mercury Computer Systems, Inc.*	160	899
Methode Electronics, Inc.	3,890	45,474
Molex, Inc.	2,070	47,941
MTS Systems Corp.	790	25,485
Multi-Fineline Electronix, Inc.*	1,020	19,145
Nam Tai Electronics, Inc.	1,080	10,368
National Instruments Corp.	3,710	96,979
OSI Systems, Inc.*	120	2,762
Park Electrochemical Corp.	1,730	44,721
PC Connection, Inc.*	760	6,019
Plexus Corp.*	4,280	120,054
Rofin-Sinar Technologies, Inc.*	6,830	306,667
Sanmina-SCI Corp.*	24,380	39,496
Scansource, Inc.*	860	31,123
SMART Modular Technologies (WWH), Inc.*	1,720	10,681
SYNNEX Corp.*	840	17,825
Tech Data Corp.*	3,300	108,240
Technitrol, Inc.	3,450	79,799
Trimble Navigation Ltd.*	720	20,585
TTM Technologies, Inc.*	290	3,283

		1,940,580

Internet Software & Services (2.2%)
Art Technology Group, Inc.*	5,140	19,943
AsiaInfo Holdings, Inc.*	5,130	55,712
Bankrate, Inc.*^	3,170	158,151
Chordiant Software, Inc.*	3,040	18,331
CMGI, Inc.*	2,130	28,244
Digital River, Inc.*	3,640	112,731
DivX, Inc.*	1,290	9,030
Equinix, Inc.*^	400	26,596
Greenfield Online, Inc.*	2,870	34,038
Imergent, Inc.^	1,590	18,110
Interwoven, Inc.*	2,790	29,797
j2 Global Communications, Inc.*^	7,900	176,328
Mercadolibre, Inc.*^	100	3,976
NaviSite, Inc.*	2,070	4,575
NIC, Inc.	2,590	18,415
Omniture, Inc.*	740	17,175
Open Text Corp.*^	5,420	169,700
S1 Corp.*	7,420	52,756
Sohu.com, Inc.*	4,170	188,192
SonicWALL, Inc.*	7,070	57,762
Soundbite Communications, Inc.*	1,400	6,860
TheStreet.com, Inc.^	3,490	28,199
Travelzoo, Inc.*	510	5,630
United Online, Inc.	13,760	145,306
ValueClick, Inc.*	5,850	100,913
VeriSign, Inc.*	2,640	87,754
Vignette Corp.*	2,160	28,534
Vocus, Inc.*	1,490	39,336
Websense, Inc.*	1,140	21,375
Zix Corp.^	2,160	8,359

		1,671,828

IT Services (3.1%)
Acxiom Corp.	4,200	49,854
Affiliated Computer Services, Inc., Class A*	950	47,604
Broadridge Financial Solutions, Inc.	1,050	18,480
CACI International, Inc., Class A*	2,820	128,451
CIBER, Inc.*	4,770	23,373
Computer Sciences Corp.*	3,810	155,410
Convergys Corp.*	7,600	114,456
CSG Systems International, Inc.*	4,510	51,279
Cybersource Corp.*	9,563	139,715
DST Systems, Inc.*^	2,120	139,369
Electronic Data Systems Corp.	5,900	98,235
ExlService Holdings, Inc.*	160	3,674
Forrester Research, Inc.*	170	4,519
Gartner, Inc.*^	4,970	96,120

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Genpact Ltd.*	230	$2,817
Global Payments, Inc.	1,040	43,014
Heartland Payment Systems, Inc.^	4,610	106,076
Hewitt Associates, Inc., Class A*	4,280	170,216
ManTech International Corp., Class A*	4,780	216,821
MAXIMUS, Inc.^	3,500	128,485
MPS Group, Inc.*	8,270	97,751
NCI, Inc., Class A*	200	3,764
Perot Systems Corp., Class A*	600	9,024
RightNow Technologies, Inc.*	1,150	13,685
SAIC, Inc.*	6,330	117,675
Sapient Corp.*	15,400	107,184
SRA International, Inc., Class A*	2,680	65,151
Sykes Enterprises, Inc.*	2,860	50,307
Syntel, Inc.^	2,060	54,899
Wright Express Corp.*	2,900	89,117

		2,346,525

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	3,340	111,289

Semiconductors & Semiconductor Equipment (6.6%)
Actel Corp.*	1,410	21,587
Advanced Analogic Technologies, Inc.*	3,300	18,546
Advanced Energy Industries, Inc.*	3,970	52,642
Altera Corp.	2,680	49,392
Amkor Technology, Inc.*	18,350	196,345
Analog Devices, Inc.	5,770	170,330
Atheros Communications, Inc.*	1,780	37,095
Atmel Corp.*	27,220	94,726
ATMI, Inc.*^	4,120	114,660
Broadcom Corp., Class A*	4,540	87,486
Brooks Automation, Inc.*^	10,800	104,976
Cabot Microelectronics Corp.*^	5,020	161,393
Cohu, Inc.^	1,920	31,200
Credence Systems Corp.*	5,650	9,605
Cymer, Inc.*	3,300	85,932
Cypress Semiconductor Corp.*	5,570	131,508
Diodes, Inc.*	340	7,466
DSP Group, Inc.*	50	637
Emcore Corp.*^	3,900	22,464
Entegris, Inc.*	16,950	121,870
Fairchild Semiconductor International, Inc.*	3,160	37,667
FEI Co.*	6,260	136,656
Intellon Corp.*	1,500	7,380
Intersil Corp., Class A	6,570	168,652
IXYS Corp.*	220	1,503
KLA-Tencor Corp.	4,290	159,159
Kulicke & Soffa Industries, Inc.*	1,280	6,118
Lam Research Corp.*	3,720	142,178
LTX Corp.*^	1,040	3,266
Mattson Technology, Inc.*	3,840	23,386
Micrel, Inc.	10,780	99,931
Microtune, Inc.*	4,810	17,605
MIPS Technologies, Inc.*	450	1,782
MKS Instruments, Inc.*^	8,670	185,538
Monolithic Power Systems, Inc.*	2,880	50,774
Novellus Systems, Inc.*	5,920	124,616
OmniVision Technologies, Inc.*^	9,010	151,548
ON Semiconductor Corp.*	9,303	52,841
Pericom Semiconductor Corp.*	2,610	38,315
Photronics, Inc.*	550	5,253
PMC-Sierra, Inc.*^	29,550	168,435
Rambus, Inc.*^	4,290	100,000
Rubicon Technology, Inc.*	2,130	61,727
Rudolph Technologies, Inc.*^	1,590	15,534
Semtech Corp.*	13,520	193,742
Sigma Designs, Inc.*^	4,860	110,176
Silicon Laboratories, Inc.*	6,280	198,071
Silicon Storage Technology, Inc.*	3,370	8,829
Skyworks Solutions, Inc.*	25,150	183,092
Standard Microsystems Corp.*	2,720	79,370
Supertex, Inc.*^	540	11,021
Techwell, Inc.*	430	4,661
Teradyne, Inc.*	15,090	187,418
Tessera Technologies, Inc.*	1,390	28,912
TriQuint Semiconductor, Inc.*	8,160	41,290
Ultra Clean Holdings, Inc.*^	1,060	10,388
Varian Semiconductor Equipment Associates, Inc.*	4,310	121,326
Veeco Instruments, Inc.*^	1,800	29,934
Verigy Ltd.*	6,200	116,808
Volterra Semiconductor Corp.*	1,100	12,463
Xilinx, Inc.	8,620	204,725
Zoran Corp.*	8,830	120,618

		4,942,568

Software (6.2%)
Activision, Inc.*	7,330	200,182
Actuate Corp.*	7,020	28,782
Advent Software, Inc.*	3,670	156,415
Ansoft Corp.*	1,150	35,098
ANSYS, Inc.*	3,670	126,688
ArcSight Inc.	300	2,073
Aspen Technology, Inc.*	13,650	174,037
Autodesk, Inc.*	4,590	144,493
BEA Systems, Inc.*	10,640	203,756
Blackbaud, Inc.	4,980	120,914
Blackboard, Inc.*	2,300	76,659
BMC Software, Inc.*	5,620	182,762
Bottomline Technologies, Inc.*	40	504
Cadence Design Systems, Inc.*	11,690	124,849
Check Point Software Technologies Ltd.*	4,690	105,056
Citrix Systems, Inc.*	900	26,397
Commvault Systems, Inc.*	3,190	39,556
Compuware Corp.*	14,960	109,806
Concur Technologies, Inc.*^	3,340	103,707
Deltek, Inc.*	370	4,803
Double-Take Software, Inc.*	2,010	23,477
Epicor Software Corp.*	490	5,488
EPIQ Systems, Inc.*^	2,650	41,128
Fair Isaac Corp.	3,640	78,333
FalconStor Software, Inc.*^	3,500	26,635
i2 Technologies, Inc.*^	30	338
Informatica Corp.*	11,980	204,379
Interactive Intelligence, Inc.*	2,360	27,777
InterVoice, Inc.*	2,710	21,572
Intuit, Inc.*	380	10,264
Jack Henry & Associates, Inc.	5,110	126,064
JDA Software Group, Inc.*	2,810	51,282
Lawson Software, Inc.*	18,200	137,046
Manhattan Associates, Inc.*	1,120	25,682
McAfee, Inc.*	4,540	150,229
Mentor Graphics Corp.*	1,500	13,245
Micros Systems, Inc.*	4,260	143,392
MicroStrategy, Inc., Class A*	2,300	170,177
NAVTEQ Corp.*	570	38,760
Net 1 UEPS Technologies, Inc.*^	4,010	90,425
NetScout Systems, Inc.*	2,010	18,693
Novell, Inc.*	22,510	141,588
Parametric Technology Corp.*	4,500	71,910
Progress Software Corp.*	2,680	80,186
PROS Holdings, Inc.*	2,260	28,363
Quest Software, Inc.*	10,450	136,581

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Radiant Systems, Inc.*^	3,540	$49,454
Salesforce.com, Inc.*	2,540	146,990
Secure Computing Corp.*	1,650	10,642
Sonic Solutions, Inc.*^	960	9,264
SPSS, Inc.*	1,620	62,824
Sybase, Inc.*	4,570	120,191
Synchronoss Technologies, Inc.*	1,700	34,051
Synopsys, Inc.*	790	17,941
Taleo Corp., Class A*	2,400	46,560
The9 Ltd. (ADR)*^	750	15,375
TIBCO Software, Inc.*^	25,370	181,142
Tyler Technologies, Inc.*	4,070	56,899
Ultimate Software Group, Inc.*	860	25,852
Wind River Systems, Inc.*	7,300	56,502

		4,663,238

Total Information Technology		18,783,694

Materials (7.8%)
Chemicals (3.2%)
American Vanguard Corp.^	210	3,494
Arch Chemicals, Inc.	4,550	169,533
Ashland, Inc.	2,660	125,818
Calgon Carbon Corp.*^	4,750	71,487
Celanese Corp., Class A	1,150	44,908
CF Industries Holdings, Inc.	2,060	213,457
Cytec Industries, Inc.	2,010	108,238
Eastman Chemical Co.	2,120	132,394
Ferro Corp.	3,020	44,877
Flotek Industries, Inc.*	920	13,423
FMC Corp.	200	11,098
GenTek, Inc.*^	270	8,122
H.B. Fuller Co.	4,730	96,539
Hercules, Inc.	6,340	115,959
ICO, Inc.*	3,230	22,416
Innophos Holdings, Inc.^	1,040	16,734
Innospec, Inc.	1,680	35,616
Koppers Holdings, Inc.^	2,840	125,840
Landec Corp.*	2,950	24,869
LSB Industries, Inc.*	1,630	24,026
Minerals Technologies, Inc.^	1,050	65,940
NewMarket Corp.	2,350	177,307
OM Group, Inc.*	4,370	238,340
Penford Corp.	130	2,825
PolyOne Corp.*	50	319
Rockwood Holdings, Inc.*	280	9,176
Schulman (A.), Inc.^	1,660	34,080
Sensient Technologies Corp.	6,340	186,967
ShengdaTech, Inc.*	2,260	19,210
Spartech Corp.	600	5,070
Stepan Co.^	570	21,791
Terra Industries, Inc.*	4,830	171,610
W.R. Grace & Co.*^	1,160	26,471
Zep, Inc.^	2,455	39,820

		2,407,774

Containers & Packaging (0.7%)
AptarGroup, Inc.	710	27,640
Greif, Inc., Class A	1,800	122,274
Myers Industries, Inc.	1,460	19,170
Owens-Illinois, Inc.*	1,510	85,209
Packaging Corp. of America	450	10,049
Rock-Tenn Co., Class A	7,390	221,479
Silgan Holdings, Inc.	710	35,237

		521,058

Metals & Mining (3.8%)
AK Steel Holding Corp.	2,860	155,641
AMCOL International Corp.	900	28,107
Amerigo Resources Ltd.	8,800	18,690
Brush Engineered Materials, Inc.*^	670	17,199
Carpenter Technology Corp.	2,260	126,492
Century Aluminum Co.*^	3,940	260,985
Cleveland-Cliffs, Inc.	180	21,568
Compass Minerals International, Inc.	4,530	267,179
Farallon Resources Ltd.*	9,900	7,619
Haynes International, Inc.*	170	9,330
Hecla Mining Co.*^	24,780	276,545
Kaiser Aluminum Corp.	550	38,115
Olympic Steel, Inc.	750	33,825
Quanex Corp.	4,650	240,591
Redcorp Ventures Ltd.*	46,400	10,397
Reliance Steel & Aluminum Co.	2,230	133,488
Schnitzer Steel Industries, Inc., Class A	3,230	229,395
Sims Group Ltd. (ADR)	9,430	259,514
Steel Dynamics, Inc.	6,380	210,795
United States Steel Corp.	2,260	286,726
Universal Stainless & Alloy Products, Inc.*^	220	6,536
Worthington Industries, Inc.^	10,490	176,966

		2,815,703

Paper & Forest Products (0.1%)
AbitibiBowater, Inc.	865	11,167
Buckeye Technologies, Inc.*	3,510	39,172
Glatfelter	810	12,239
Schweitzer-Mauduit International, Inc.^	1,350	31,239
Wausau Paper Corp.^	890	7,351

		101,168

Total Materials		5,845,703

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	3,790	46,390
Atlantic Tele-Network, Inc.	1,350	45,670
Cbeyond, Inc.*	1,830	34,386
CenturyTel, Inc.	3,670	121,991
Cincinnati Bell, Inc.*	45,060	191,955
Consolidated Communications Holdings, Inc.	1,263	19,109
Iowa Telecommunications Services, Inc.^	1,260	22,340
NTELOS Holdings Corp.	5,650	136,730
Premiere Global Services, Inc.*	13,680	196,171

		814,742

Wireless Telecommunication Services (0.5%)
Centennial Communications Corp.*	6,890	40,720
Rural Cellular Corp., Class A*^	400	17,692
Syniverse Holdings, Inc.*	11,060	184,260
Telephone & Data Systems, Inc.	3,120	122,522
USA Mobility, Inc.*	400	2,856

		368,050

Total Telecommunication Services		1,182,792

Utilities (1.4%)
Electric Utilities (0.2%)
El Paso Electric Co.*	3,400	72,658
Otter Tail Corp.	620	21,942
Unisource Energy Corp.	990	22,037

		116,637

Gas Utilities (0.6%)
Laclede Group, Inc.	770	27,435
New Jersey Resources Corp.^	440	13,662
Northwest Natural Gas Co.^	3,850	167,244
Piedmont Natural Gas Co.^	1,220	32,037
Southwest Gas Corp.	890	24,885

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
WGL Holdings, Inc.^	6,850	$219,611

		484,874

Independent Power Producers & Energy Traders (0.4%)
Canadian Hydro Developers, Inc.*	900	5,690
Mirant Corp.*	4,330	157,569
Reliant Energy, Inc.*	5,170	122,271

		285,530

Multi-Utilities (0.1%)
Alliant Energy Corp.	2,020	70,720
Energy East Corp.	670	16,160
Vectren Corp.	860	23,074

		109,954

Water Utilities (0.1%)
California Water Service Group	220	8,393
Cascal N.V.*	4,100	49,200

		57,593

Total Utilities		1,054,588

Total Common Stocks (98.9%) (Cost $82,414,454)		74,442,566

	Number of Rights
RIGHTS:
Financials (0.0%)
Capital Markets (0.0%)
Ares Capital Corp., expiring 4/21/08*	410	230
MCG Capital Corp., expiring 4/18/08*	165	176

Total Rights (0.0%) (Cost $—)		406

	Number of Warrants
WARRANTS:
Materials (0.0%)
Metals & Mining (0.0%)
Redcorp Ventures Ltd., expiring 7/10/09* (Cost $—)	23,200	678

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (11.6%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	$8,265,041	8,265,041
Lloyds Bank plc/London
3.40%, 4/1/08	200,000	200,000
Raiffeisen Zentralbank
3.40%, 4/1/08	250,000	250,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,715,041

Time Deposit (0.7%)
JPMorgan Chase Nassau
1.59%, 4/1/08	525,542	525,542

Total Short-Term Debt Securities (12.3%) (Amortized Cost $9,240,583)		9,240,583

Total Investments (111.2%) (Cost/Amortized Cost $91,655,037)		83,684,233
Other Assets Less Liabilities (-11.2%)		(8,400,709)

Net Assets (100%)		$75,283,524

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/OPPENHEIMER MAIN STREET SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$74,443,650	$9,240,583	$—	$83,684,233
Other Investments*	—	—	—	—

Total	$74,443,650	$9,240,583	$—	$83,684,233

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$25,150,324
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$22,159,580

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,702,232
Aggregate gross unrealized depreciation	(11,891,972)

Net unrealized depreciation	$(8,189,740)

Federal income tax cost of investments	$91,873,973

At March 31, 2008, the Portfolio had loaned securities with a total value of $8,500,496. This was secured by collateral of $8,715,041 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $1,585, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $44 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (10.2%)
Asset-Backed Securities (5.2%)
ACE Securities Corp., Series 06-NC3 A2A
2.649%, 12/25/36 (b)(l)	$59,971	$57,563
Series 07-ASP2 A2A
2.689%, 6/25/37 (b)(l)	987,319	931,231
American Express Credit Account Master Trust, Series 06-A A
2.808%, 8/15/11 §(l)	6,900,000	6,850,830
Amortizing Residential Collateral Trust, Series 02-BC4 A
2.889%, 7/25/32 (b)(l)	1,269	1,123
Argent Securities, Inc., Series 06-M3 A2A
2.649%, 10/25/36 (b)(l)	186,977	182,760
Series 06-W5 A2A
2.639%, 6/25/36 (b)(l)	179,613	178,721
Asset Backed Funding Certificates, Series 04-OPT5 A1
2.949%, 6/25/34 †(b)(l)	258,634	228,931
Series 06-OPT3 A3A
2.659%, 11/25/36 †(b)(l)	55,885	52,285
Bank of America Credit Card Trust, Series 08-A1 A1
3.398%, 4/15/13 (l)	7,700,000	7,619,503
Bank One Issuance Trust, Series 03-A3 A3
2.928%, 12/15/10 (l)	200,000	199,999
Bear Stearns Asset Backed Securities Trust, Series 02-2 A1
2.929%, 10/25/32 (b)(l)	15,358	13,261
Series 04-BO1 1A1
2.799%, 9/25/34 (b)(l)	5,030	5,024
Series 05-4 A
2.929%, 1/25/36 (b)(l)	18,779	18,259
Carrington Mortgage Loan Trust, Series 06-NC5 A1
2.649%, 1/25/37 (b)(l)	1,065,021	996,753
Chase Credit Card Master Trust, Series 02-3 A
2.988%, 9/15/11 (l)	5,300,000	5,256,867
Series 03-3 A
2.928%, 10/15/10 (l)	200,000	200,037
Series 03-6 A
2.928%, 2/15/11 (l)	300,000	298,734
Chase Issuance Trust, Series 05-A1 A1
2.828%, 12/15/10 (l)	100,000	99,995
Citibank Credit Card Issuance Trust, Series 03-A6 A6
2.900%, 5/17/10	2,600,000	2,600,134
Citigroup Mortgage Loan Trust, Inc., Series 03-A6 A6
2.649%, 11/25/36 (b)(l)	55,566	54,266
Series 07-AHL3 A3A
2.659%, 5/25/37 (b)(l)	2,129,551	2,019,468
Series 07-AMC2 A3A
2.679%, 1/25/37 (l)	797,976	761,805
Series 07-AMC4 A2A
2.659%, 5/25/37 (b)(l)	2,193,337	2,088,075
Countrywide Asset-Backed Certificates, Series 06-1 AF1
3.265%, 7/25/36 (b)(l)	2,769	2,769
Series 06-4 2A1
2.669%, 7/25/36 (b)(l)	6,189	6,189
Series 06-6 2A2
2.779%, 9/25/36 (b)(l)	2,169,819	2,028,022
Series 06-8 2A1
2.629%, 1/25/46 (b)(l)	163,073	159,734
Series 06-11 3AV1
2.659%, 9/25/46 (b)(l)	51,628	50,543
Series 06-13 3AV1
2.649%, 1/25/37 (b)(l)	79,521	78,614
Series 06-15 A1
2.709%, 10/25/46 (b)(l)	163,164	157,824
Series 06-18 2A1
2.649%, 3/25/37 (b)(l)	554,669	532,262
Series 06-21 2A1
2.649%, 5/25/37 (b)(l)	59,028	56,143
Series 06-22 2A1
2.649%, 5/25/37 (b)(l)	63,737	61,636
Series 06-23 2A1
2.649%, 5/25/37 (b)(l)	1,083,387	1,047,879
Series 06-24 2A1
2.649%, 5/25/37 (b)(l)	1,195,627	1,152,419
Series 07-6 2A1
2.699%, 9/25/37 (b)(l)	668,039	633,102
Credit-Based Asset Servicing and Securitization LLC, Series 07-CB6 A1
2.719%, 7/25/37 §(b)(l)	2,790,602	2,628,264
First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF1 2A1
2.689%, 1/25/36 (b)(l)	7,736	7,712
Series 06-FF15 A3
2.649%, 11/25/36 (b)(l)	1,400,458	1,266,588
Series 06-FF16 2A1
2.649%, 12/25/36 (b)(l)	47,621	45,134
First NLC Trust, Series 07-1 A1
2.669%, 8/25/37 §(b)(l)	2,178,138	2,087,268
First USA Credit Card Master Trust, Series 98-6 A
2.935%, 4/18/11 (l)	2,100,000	2,097,434
Ford Credit Auto Owner Trust, Series 08-A A2
3.418%, 7/15/10 (l)	7,000,000	6,976,096
Fremont Home Loan Trust, Series 06-C 2A1
2.649%, 10/25/36 (b)(l)	50,143	48,329
Series 06-E 2A1
2.659%, 1/25/37(b)(l)	133,942	121,782
GSAMP Trust, Series 06-HE7 A2A
2.639%, 10/25/46 (b)(l)	49,776	47,478
Series 06-S6 A1A
2.669%, 10/25/36 (b)(l)	11,304	10,328
HFC Household Home Equity Loan Asset Backed Certificates, Series 06-4 A1V
2.606%, 3/20/36 (b)(l)	680,153	655,839
Home Equity Asset Trust, Series 06-2 2A1
2.679%, 5/25/36 §(b)(l)	11,317	11,241
HSI Asset Securitization Corp. Trust, Series 06-HE1 2A1
2.649%, 10/25/36 (b)(l)	64,343	59,202
Series 06-HE2 2A1
2.649%, 12/25/36 (b)(l)	1,203,982	1,118,564
Series 06-OPT1 2A1
2.679%, 12/25/35 (b)(l)	8,717	8,676
Series 07-WF1 2A1
2.659%, 5/25/37 (b)(l)	2,200,756	2,079,371

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Indymac Residential Asset Backed Trust, Series 06-D 2A1
2.649%, 11/25/36 (b)(l)	$63,264	$62,179
Series 06-E 2A1
2.659%, 4/25/37 (b)(l)	962,870	924,011
Series 07-A 2A1
2.729%, 4/25/37 (b)(l)	1,717,120	1,654,146
Series 07-B 2A1
2.679%, 7/25/37 (b)(l)	1,013,446	956,342
JPMorgan Mortgage Acquisition Corp., Series 06-CH1 A2
2.649%, 7/25/36 (b)(l)	79,556	75,029
Series 06-CW2 AV2
2.639%, 8/25/36 (b)(l)	29,743	28,980
Series 06-HE3 A2
2.669%, 11/25/36 (b)(l)	44,936	42,832
Series 06-WMC3 A2
2.649%, 8/25/36 (b)(l)	170,492	164,684
Series 07-CH4 A2
2.659%, 5/25/37 (b)(l)	1,225,900	1,166,675
Lehman ABS Mortgage Loan Trust, Series 07-1 2A1
2.689%, 6/25/37 §(b)(l)	764,495	734,990
Lehman XS Trust, Series 06-4N A1A
2.679%, 4/25/46 (l)	111,792	110,315
Series 06-9 A1A
2.669%, 5/25/46 (l)	76,027	72,120
Series 06-16N A1A
2.679%, 11/25/46 (b)(l)	262,161	248,220
Long Beach Mortgage Loan Trust, Series 05-WL2 3A1
2.779%, 8/25/35 (b)(l)	30,585	29,421
Series 06-10 2A1
2.639%, 11/25/36 (b)(l)	54,789	52,059
MASTR Asset Backed Securities Trust, Series 06-HE5 A1
2.659%, 11/25/36 (b)(l)	1,081,082	1,021,689
Series 07-HE1 A1
2.679%, 5/25/37 (b)(l)	1,724,812	1,610,218
MBNA Master Credit Card Trust, Series 98-E A
4.403%, 9/15/10 (l)	100,000	100,069
Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-4 2A1
2.659%, 7/25/37 (b)(l)	2,100,850	1,924,100
Merrill Lynch Mortgage Investors, Inc., Series 06-AHL1 A2A
2.649%, 5/25/37 (b)(l)	105,834	104,081
Series 06-FF1 A2A
2.669%, 8/25/36 (b)(l)	431,384	411,602
Series 06-MLN1 A2A
2.669%, 7/25/37 (b)(l)	159,409	152,760
Series 06-RM3 A2A
2.629%, 6/25/37 (b)(l)	62,448	61,339
Morgan Stanley ABS Capital I, Series 06-HE4 A1
2.639%, 6/25/36 (b)(l)	16,419	16,215
Series 06-HE7 A2A
2.649%, 9/25/36 (b)(l)	145,223	138,164
Series 06-HE8 A2A
2.649%, 10/25/36 (b)(l)	104,832	101,906
Series 06-NC5 A2A
2.639%, 10/25/36 (b)(l)	153,201	148,838
Series 06-WMC2 A2A
2.639%, 7/25/36 (b)(l)	423,576	414,833
Series 07-HE6 A1
2.659%, 5/25/37 (b)(l)	1,482,080	1,403,478
Series 07-NC3 A2A
2.659%, 5/25/37 †(b)(l)	1,508,277	1,458,551
Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2 A1
2.649%, 11/25/36 (b)(l)	50,557	47,873
Nationstar Home Equity Loan Trust, Series 07-C 2AV1
2.659%, 6/25/37 (b)(l)	1,830,983	1,776,627
Nelnet Student Loan Trust, Series 04-3 A3
3.421%, 7/25/16 (l)	33,434	33,410
Newcastle Mortgage Securities Trust, Series 06-1 A1
2.669%, 3/25/36 (b)(l)	5,764	5,737
Nomura Asset Acceptance Corp., Series 06-S1 A1
2.739%, 1/25/36 §(b)(l)	22,978	21,564
Option One Mortgage Loan Trust, Series 06-2 2A1
2.649%, 7/25/36 (b)(l)	17,319	17,076
Park Place Securities, Inc., Series 05-WCW1 A1B
2.859%, 9/25/35 (b)(l)	15,413	14,887
Residential Asset Mortgage Products, Inc., Series 06-RS6 A1
2.669%, 11/25/36 (b)(l)	31,952	30,862
Residential Asset Securities Corp., Series 06-EMX4 A1
2.639%, 6/25/36 (b)(l)	101,431	99,699
Series 06-KS4 A1
2.639%, 6/25/36 (b)(l)	93,067	92,421
Series 06-KS9 AI1
2.669%, 11/25/36 (b)(l)	284,839	271,272
Series 07-KS3 AI1
2.709%, 4/25/37 (b)(l)	897,275	840,199
Securitized Asset Backed Receivables LLC Trust, Series 06-NC3 A2A
2.649%, 9/25/36 (b)(l)	47,672	45,368
Series 07-BR5 A2A
2.729%, 5/25/37 (b)(l)	2,491,035	2,333,003
Series 07-HE1 A2A
2.659%, 12/25/36 (b)(l)	1,510,083	1,369,651
SLC Student Loan Trust, Series 07-1 A1
3.045%, 2/15/15 (l)	1,927,512	1,916,794
SLM Student Loan Trust, Series 06-5 A2
3.321%, 7/25/17 (l)	543,262	539,957
Series 06-9 A2
3.331%, 4/25/17 (l)	1,667,278	1,658,421
Series 07-2 A1
3.311%, 4/25/14 (l)	2,340,867	2,331,520
Series 07-5 A1
3.321%, 7/25/13 (l)	2,167,537	2,162,576
Series 08-2 A2
3.620%, 1/25/17 (l)	7,700,000	7,559,236
Soundview Home Equity Loan Trust, Series 06-EQ1 A1
2.649%, 10/25/36 (b)(l)	123,940	119,898
Series 06-WF1 A1A
2.699%, 10/25/36 (b)(l)	25,152	24,534
Structured Asset Investment Loan Trust, Series 06-4 A3
2.649%, 7/25/36 (b)(l)	40,939	39,002
Structured Asset Securities Corp., Series 02-HF1 A
2.889%, 1/25/33 (b)(l)	2,155	1,945

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 05-7XS 2A1A
4.900%, 4/25/35 (b)(l)	$190,490	$175,801
Series 06-BC3 A2
2.649%, 10/25/36 (b)(l)	218,882	209,171
Series 06-OPT1 A3
2.709%, 4/25/36 (b)(l)	2,500,000	2,413,898
WaMu Mortgage Pass-Through Certificates, Series 06-HE5 2A1
2.659%, 10/25/36 (b)(l)	1,497,165	1,350,808
Wells Fargo Home Equity Trust, Series 06-3 A1
2.649%, 1/25/37 (b)(l)	861,052	831,007

		99,676,129

Non-Agency CMO (5.0%)
American Home Mortgage Investment Trust, Series 05-2 5A2
2.749%, 9/25/35 (l)	16,862	16,777
Banc of America Commercial Mortgage, Inc., Series 06-3 A4
5.889%, 7/10/44 (l)	5,900,000	5,981,901
Banc of America Funding Corp., Series 06-A 1A1
4.622%, 2/20/36 (l)	633,207	606,069
Series 06-J 4A1
6.142%, 1/20/47 (l)	868,827	752,224
BCAP LLC Trust, Series 06-AA2 A1
2.769%, 1/25/37 (l)	1,839,554	1,294,071
Bear Stearns Adjustable Rate Mortgage Trust, Series 03-3 3A2
4.475%, 5/25/33 (l)	325,240	309,771
Series 03-8 2A1
4.761%, 1/25/34 (l)	21,937	21,041
Series 03-8 4A1
4.617%, 1/25/34 (l)	50,577	47,167
Series 04-10 21A1
4.862%, 1/25/35 (l)	5,466,821	5,292,088
Series 5-5 A2
4.550%, 8/25/35 (l)	1,636,182	1,559,044
Bear Stearns Alt-A Trust, Series 05-7 22A1
5.706%, 9/25/35 (l)	3,881,146	3,184,369
Bear Stearns Asset Backed Securities Trust, Series 06-IM1 A4
2.689%, 4/25/36 (b)(l)	15,852	15,744
Bear Stearns Commercial Mortgage Securities, Inc., Series 98-C1 A2
6.440%, 6/16/30	123,609	123,496
Bear Stearns Structured Products, Inc., Series 07-R7 A1
2.806%, 1/26/37 §(b)(l)	3,357,207	3,189,917
Chevy Chase Mortgage Funding Corp., Series 07-2A A1
2.729%, 5/25/48 §(l)	2,308,798	1,872,024
Citigroup Commercial Mortgage Trust, Series 06-FL2 A1
2.888%, 8/15/21 §(l)	13,544	12,641
Citigroup Mortgage Loan Trust, Inc., Series 05-6 A2
4.248%, 8/25/35 (l)	605,860	574,669
Series 05-6 A3
4.098%, 8/25/35 (l)	80,036	79,809
Series 05-11 A1A
4.900%, 12/25/35 (l)	59,833	56,944
Series 05-11 A2A
4.700%, 12/25/35 (l)	781,072	758,689
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 06-CD3 A5
5.617%, 10/15/48	4,000,000	3,976,765
Commercial Mortgage Pass-Through Certificates, Series 99-1 A2
6.455%, 5/15/32	119,040	119,045
Countrywide Alternative Loan Trust, Series 03-J1 4A1
6.000%, 10/25/32	5,250	5,128
Series 05-61 2A1
2.879%, 12/25/35 (l)	46,428	38,048
Series 06-41CB 1A9
6.000%, 1/25/37	1,127,492	908,899
Series 06-OA12 A1A
2.616%, 9/20/46 (l)	99,430	97,160
Series 06-OA22 A1
2.759%, 2/25/47 (l)	1,134,602	863,398
Series 07-OA7 A1A
2.779%, 5/25/47 (l)	169,075	128,052
Countrywide Home Loan Mortgage Pass-Through Trust, Series 02-30 M
7.076%, 10/19/32 (l)	9,384	9,377
Series 03-HYB3 7A1
3.778%, 11/19/33 (l)	61,150	57,731
Series 05-R2 1AF1
2.939%, 6/25/35 §(l)	55,256	48,641
CS First Boston Mortgage Securities Corp., Series 02-P1A A
5.215%, 3/25/32 §(l)	2,989	2,697
Series 05-C6 A1
4.938%, 12/15/40	123,924	123,459
Deutsche ALT-A Securities, Inc., Alternate Loan Trust,
Series 07-1 1A1
2.689%, 8/25/37 (l)	2,059,748	2,011,200
First Horizon Alternative Mortgage Securities Trust, Series 04-AA1 A1
4.713%, 6/25/34 (l)	122,527	109,187
First Horizon Mortgage Pass-Through Trust, Series 05-AR3 2A1
5.370%, 8/25/35 (l)	690,206	648,895
GMAC Commercial Mortgage Securities, Inc., Series 06-C1 A4
5.238%, 11/10/45 (l)	5,900,000	5,772,043
Greenpoint Mortgage Funding Trust, Series 05-AR5 1A1
2.869%, 11/25/45 (l)	84,884	70,057
Series 06-AR6 A1A
2.679%, 10/25/46 (l)	138,873	125,011
Greenwich Capital Commercial Funding Corp., Series 07-GG9 A4
5.444%, 3/10/39	11,800,000	11,480,779
GS Mortgage Securities Corp. II, Series 07-EOP A1
3.170%, 3/6/20 §(l)	761,678	703,392
Harborview Mortgage Loan Trust, Series 05-2 2A1A
2.779%, 5/19/35 (l)	58,183	45,763
Series 06-1 2A1A
2.799%, 3/19/37 (l)	192,636	144,886
Series 06-12 2A11
2.649%, 1/19/38 (l)	88,021	82,883
Impac Secured Assets Corp., Series 06-4 A2A
2.679%, 1/25/37 (b)(l)	100,967	95,057

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Indymac Index Mortgage Loan Trust, Series 04-AR11 2A
5.051%, 12/25/34 (l)	$384,122	$349,804
JPMorgan Mortgage Trust, Series 05-A1 6T1
5.023%, 2/25/35 (l)	2,410,446	2,191,060
Lehman XS Trust, Series 06-10N 1A1A
2.679%, 7/25/46 (l)	91,063	88,347
MASTR Adjustable Rate Mortgages Trust, Series 04-13 3A7
3.787%, 11/21/34 (l)	100,000	95,243
Series 07-3 22A1
2.709%, 5/25/47 (l)	277,036	271,627
Mellon Residential Funding Corp., Series 00-TBC3 A1
3.561%, 12/15/30 (l)	58,726	56,511
Series 01-TBC1 A1
3.168%, 11/15/31 (l)	235,687	212,436
Merrill Lynch Floating Trust, Series 06-1 A1
2.888%, 6/15/22 §(l)	84,154	78,744
Merrill Lynch Mortgage Investors, Inc., Series 05-A10 A
2.809%, 2/25/36 (l)	1,661,684	1,332,793
MLCC Mortgage Investors, Inc., Series 05-2 1A
4.250%, 10/25/35 (l)	3,268,494	3,066,327
Series 05-2 2A
4.250%, 10/25/35 (l)	3,098,890	2,989,138
Series 05-2 3A
3.599%, 10/25/35 (l)	457,555	414,677
Series 05-3 4A
2.849%, 11/25/35 (l)	375,557	338,966
Series 05-3 5A
2.849%, 11/25/35 (l)	358,593	310,182
Residential Accredit Loans, Inc., Series 05-QO1 A1
2.899%, 8/25/35 (l)	91,624	71,021
Securitized Asset Sales, Inc., Series 93-6 A5
7.282%, 11/26/23 (l)	3,243	3,169
Sequoia Mortgage Trust, Series 10 2A1
2.916%, 10/20/27 (l)	33,564	29,483
Structured Adjustable Rate Mortgage Loan Trust, Series 04-1 4A2
4.580%, 2/25/34 (l)	133,124	126,773
Series 04-19 2A1
5.726%, 1/25/35 (l)	70,998	67,217
Series 05-17 3A1
5.540%, 8/25/35 (l)	347,389	292,152
Structured Asset Mortgage Investments, Inc., Series 04-AR5 1A1
2.889%, 10/19/34 (l)	136,187	118,365
Series 05-AR5 A1
2.809%, 7/19/35 (l)	274,790	210,376
Series 05-AR5 A2
2.809%, 7/19/35 (l)	583,793	526,187
Series 05-AR5 A3
2.809%, 7/19/35 (l)	1,170,276	969,986
Series 06-AR4 2A1
2.789%, 6/25/36 (l)	56,886	43,138
Series 06-AR5 1A1
2.809%, 5/25/46 (l)	2,979,059	2,252,446
Series 06-AR7 A8
2.669%, 8/25/36 (l)	114,302	111,799
Series 07-AR3 1A1
2.699%, 9/25/47 (l)	1,135,224	1,077,916
Structured Asset Securities Corp., Series 06-11 A1
5.463%, 10/25/35 §(l)	160,339	153,119
TBW Mortgage Backed Pass Through Certificates, Series 06-4 A1B
2.699%, 9/25/36 (l)	23,925	23,459
Thornburg Mortgage Securities Trust, Series 06-5 A1
2.719%, 9/25/46 (l)	608,518	568,233
Series 07-1 A3A
2.699%, 3/25/37 (l)	2,663,383	2,467,072
Series 07-2 A2A
2.729%, 6/25/37 (l)	3,598,492	3,349,703
Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A A1
2.908%, 9/15/21 §(l)	3,156,345	2,963,954
Series 07-WHL8 A1
2.898%, 6/15/20 §(l)	2,221,826	2,049,634
WaMu Mortgage Pass-Through Certificate, Series 02-AR2 A
5.220%, 2/27/34 (l)	16,078	15,266
Series 02-AR17 1A
5.526%, 11/25/42 (l)	21,956	20,845
Series 03-AR1 A5
5.740%, 3/25/33 (l)	2,980,849	2,798,928
Series 03-R1 A1
3.139%, 12/25/27 (l)	494,044	437,579
Series 04-AR1 A
4.229%, 3/25/34 (l)	5,811,985	5,799,467
Series 05-AR11 A1B1
2.889%, 8/25/45 (l)	8,887	8,769
Series 05-AR13 A1A1
2.889%, 10/25/45 (l)	404,595	322,549
Series 05-AR15 A1A1
2.859%, 11/25/45 (l)	92,036	74,143
Series 06-AR3 A1A
5.326%, 2/25/46 (l)	142,108	110,603
Series 06-AR7 3A
5.470%, 7/25/46 (l)	388,646	262,660
Series 06-AR9 1A
5.326%, 8/25/46 (l)	3,804,809	2,657,312
Series 06-AR15 2A
5.826%, 11/25/46 †(l)	79,631	66,001
Wells Fargo Mortgage Backed Securities Trust, Series 04-S A1
3.541%, 9/25/34 (l)	142,876	135,631
Series 05-AR10 2A12
4.110%, 6/25/35 (l)	53,020	52,731

		95,449,549

Total Asset-Backed and Mortgage-Backed Securities		195,125,678

Consumer Staples (0.3%)
Food & Staples Retailing (0.2%)
Wal-Mart Stores, Inc.
2.700%, 6/16/08 (l)	1,100,000	1,100,067
5.800%, 2/15/18	1,900,000	1,991,250

		3,091,317

Food Products (0.0%)
Kraft Foods, Inc.
6.000%, 2/11/13	700,000	723,704

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Tobacco (0.1%)
Reynolds American, Inc.
3.500%, 6/15/11 (l)		$1,200,000	$1,140,000

Total Consumer Staples			4,955,021

Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
El Paso Natural Gas Co.
8.375%, 6/15/32		50,000	56,785
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.437%, 9/15/09 §		15,582	15,675
Tennessee Gas Pipeline Co.
8.375%, 6/15/32		150,000	170,353

Total Energy			242,813

Financials (4.4%)
Capital Markets (0.5%)
Bear Stearns Cos., Inc.
6.950%, 8/10/12		2,200,000	2,201,085
Goldman Sachs Group, Inc.
2.639%, 12/23/08 (l)		1,800,000	1,788,540
Lehman Brothers Holdings, Inc.
2.728%, 11/24/08 (l)		100,000	97,499
2.649%, 12/23/08 (l)		1,800,000	1,749,937
Merrill Lynch & Co., Inc.
3.888%, 10/23/08 (l)		800,000	797,223
Morgan Stanley
2.639%, 11/21/08 (l)		300,000	298,192
3.212%, 5/7/09 (l)		2,200,000	2,163,207

			9,095,683

Commercial Banks (1.7%)
American Express Bank FSB/Utah
2.955%, 6/12/09 (l)		2,400,000	2,386,826
2.659%, 6/22/09 (l)		1,600,000	1,561,550
Bank of Ireland
2.589%, 12/19/08 (l)		2,500,000	2,497,540
2.814%, 12/18/09 (l)		400,000	398,842
Charter One Bank N.A.
3.294%, 4/24/09 (l)		2,100,000	2,087,329
Commonwealth Bank of Australia
3.098%, 6/8/09 §(l)		100,000	99,977
Credit Agricole S.A./London
3.090%, 5/28/09 §(l)		2,300,000	2,301,753
DnB NOR Bank ASA
4.447%, 10/13/09 §(l)		400,000	400,369
HSBC Capital Funding LP
10.176%, 12/29/49 §(l)		100,000	119,769
HSBC Holdings plc
5.375%, 12/20/12	EUR	120,000	188,025
National Australia Bank Ltd.
3.578%, 2/8/10 §(l)		$12,700,000	12,699,301
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		100,000	85,847
Rabobank Capital Funding Trust III
5.254%, 12/29/49 §(l)		120,000	99,669
Rabobank Nederland
4.278%, 1/15/09 §(l)		200,000	199,883
Royal Bank of Scotland Group plc
7.092%, 10/29/49 (l)	EUR	400,000	562,092
Royal Bank of Scotland plc
3.944%, 7/21/08 §(l)		$100,000	99,835
Santander U.S. Debt S.A. Unipersonal
2.659%, 9/19/08 §(l)		100,000	99,722
3.074%, 11/20/09 §(l)		1,800,000	1,780,630
UBS AG/Connecticut
5.875%, 12/20/17		1,100,000	1,124,341
UniCredito Luxembourg Finance S.A.
3.768%, 10/24/08 §(l)		500,000	499,477
Wachovia Bank N.A./North Carolina
3.093%, 2/23/09 (l)		800,000	795,186
3.146%, 12/2/10 (l)		600,000	572,712
Westpac Banking Corp./New York
2.670%, 6/6/08 (l)		1,800,000	1,799,654

			32,460,329

Consumer Finance (0.5%)
American Express Co.
7.000%, 3/19/18		3,100,000	3,254,439
8.150%, 3/19/38		890,000	986,299
Ford Motor Credit Co. LLC
7.875%, 6/15/10		700,000	610,356
7.250%, 10/25/11		1,600,000	1,314,279
7.800%, 6/1/12		100,000	82,487
GMAC LLC
3.749%, 9/23/08 (l)		2,300,000	2,169,921

			8,417,781

Diversified Financial Services (1.7%)
Atlantic & Western Reinsurance Ltd., Series B
8.948%, 1/9/09 §(b)(l)		300,000	302,280
Atlas Reinsurance plc
8.731%, 1/10/10 §(b)(l)	EUR	3,400,000	5,514,918
Bank of America N.A.
2.764%, 12/18/08 (l)		$300,000	299,311
2.901%, 6/12/09 (l)		2,400,000	2,387,124
C10 Capital SPV Ltd.
6.722%, 12/31/49 §(l)		200,000	184,820
Citigroup Capital XXI
8.300%, 12/21/57 (l)		1,300,000	1,280,985
Citigroup Funding, Inc.
2.599%, 4/23/09 (l)		2,100,000	2,074,023
Citigroup, Inc.
3.162%, 5/2/08 (l)		200,000	200,007
2.695%, 12/26/08 (l)		400,000	399,430
3.291%, 1/30/09 (l)		200,000	198,205
2.701%, 12/28/09 (l)		1,800,000	1,762,222
General Electric Capital Corp.
3.244%, 10/24/08 (l)		300,000	299,741
2.941%, 12/12/08 (l)		200,000	200,389
3.274%, 10/26/09 (l)		300,000	296,969
6.375%, 11/15/67 (l)		10,900,000	10,665,857
Green Valley Ltd.
4.776%, 1/10/12 §(b)		1,500,000	2,386,359
JPMorgan Chase & Co.
2.656%, 6/26/09 (l)		200,000	198,671
Petroleum Export Ltd.
5.265%, 6/15/11 §		72,130	72,369
Rockies Express Pipeline LLC
4.250%, 8/20/09 §(l)		3,900,000	3,900,807
Vita Capital III Ltd., Series B-II
3.818%, 1/1/12 §(b)(l)		300,000	289,332

			32,913,819

Total Financials			82,887,612

Government Securities (135.4%)
Agency ABS (0.4%)
Federal Home Loan Mortgage Corp.
2.859%, 8/25/31 (b)(l)		17,274	16,983
Small Business Administration Participation Certificates, Series 03-20I 1
5.130%, 9/1/23		32,277	32,675
Series 04-20C 1
4.340%, 3/1/24		208,533	201,192

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Series 05-20B 1
4.625%, 2/1/25		$227,432	$219,243
Series 08-20A 1
5.170%, 1/1/28		6,600,000	6,399,558
Small Business Administration, Series 08-P10A 1
5.902%, 2/10/18 †		1,000,000	1,026,430

			7,896,081

Agency CMO (1.9%)
Federal Home Loan Mortgage Corp.
4.500%, 11/15/13		606,779	609,440
5.500%, 5/15/16		1,944,836	1,982,655
4.500%, 5/15/17		116,642	118,499
5.000%, 1/15/18		228,807	234,344
3.048%, 2/15/19 (l)		9,428,565	9,362,976
2.968%, 7/15/19 (l)		4,918,850	4,763,992
5.000%, 2/15/20		1,413,723	1,452,892
5.000%, 8/15/20		1,442,879	1,488,990
2.968%, 10/15/20 (l)		4,419,835	4,269,250
4.000%, 3/15/23		39,130	39,192
4.000%, 10/15/23		81,337	81,506
5.000%, 5/15/27		3,019,835	3,064,464
6.500%, 4/15/29		60,773	63,847
3.168%, 12/15/29 (l)		7,685	7,529
3.168%, 12/15/30 (l)		84,125	82,230
6.500%, 7/25/43		17,371	17,990
5.722%, 10/25/44 (l)		27,643	27,360
5.722%, 2/25/45 (l)		488,410	472,946
Federal National Mortgage Association
4.668%, 5/25/35 (l)		600,000	603,356
2.666%, 12/25/36 (l)		143,779	137,830
2.799%, 10/27/37 †(l)		6,700,000	6,347,038
2.949%, 5/25/42 (l)		65,674	64,382
5.950%, 2/25/44		217,959	222,551

			35,515,259

Foreign Governments (0.6%)
Export-Import Bank of China
5.250%, 7/29/14 §		150,000	152,179
Export-Import Bank of Korea
3.166%, 6/1/09 (l)		2,300,000	2,303,882
France Government Bond OAT
4.000%, 4/25/55	EUR	200,000	278,476
Hong Kong Government International Bond
5.125%, 8/1/14 §		$250,000	252,632
Kingdom of Spain
4.200%, 1/31/37	EUR	100,000	144,528
Republic of Panama
9.625%, 2/8/11		$75,000	85,778
Republic of South Africa
5.250%, 5/16/13	EUR	50,000	75,596
6.500%, 6/2/14		$100,000	104,125
Sweden Government Bond
3.500%, 12/1/28	SEK	20,000,000	5,075,860
United Kingdom Gilt Inflation Linked
2.500%, 5/20/09	GBP	400,000	2,142,629
United Mexican States
6.750%, 9/27/34		$186,000	207,483

			10,823,168

Municipal Bonds (0.8%)
Buckeye Tobacco Settlement Financing Authority
5.750%, 6/1/34		500,000	447,165
6.000%, 6/1/42		800,000	734,104
5.875%, 6/1/47		400,000	351,952
Golden State Tobacco Securitization Corp.
5.125%, 6/1/47		300,000	238,035
5.750%, 6/1/47		2,100,000	1,854,405
New York City Municipal Water Finance Authority
4.750%, 6/15/38		100,000	94,630
5.000%, 6/15/38		1,300,000	1,289,886
State of Texas
5.000%, 4/1/33		4,100,000	4,059,574
4.750%, 4/1/37		5,900,000	5,597,625
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47		1,400,000	1,334,704

			16,002,080

U.S. Government Agencies (41.9%)
Federal Home Loan Mortgage Corp.
7.046%, 11/1/23 (l)		28,304	28,735
4.530%, 1/1/34 (l)		110,513	111,797
6.738%, 7/1/36 (l)		6,256,654	6,416,252
6.000%, 8/1/36		934,878	959,814
6.705%, 9/1/36 (l)		7,139,488	7,316,153
6.683%, 10/1/36 (l)		8,019,028	8,181,527
6.000%, 11/1/36		22,547,883	23,149,304
5.500%, 12/1/36		1,895,437	1,916,305
6.000%, 5/1/37		9,535,354	9,789,406
6.000%, 8/1/37		1,783,697	1,830,751
6.000%, 9/1/37		1,678,414	1,722,690
5.500%, 10/1/37		1,930,375	1,951,132
6.000%, 10/1/37		3,605,012	3,700,112
6.000%, 11/1/37		2,826,716	2,901,283
5.500%, 1/1/38		30,022,650	30,345,478
Federal National Mortgage Association
5.000%, 1/1/17		39,270	39,846
5.000%, 2/1/18		234,185	237,504
5.000%, 8/1/18		292,339	296,482
5.000%, 9/1/18		147,809	149,904
5.000%, 10/1/18		99,950	101,367
5.000%, 8/1/19		31,484	31,892
6.000%, 9/1/22		515,403	530,857
6.000%, 6/1/31		43,727	45,116
6.000%, 2/1/32		36,588	37,750
5.500%, 7/1/34		324,609	328,510
4.196%, 11/1/34 (l)		635,406	641,480
4.669%, 1/1/35 (l)		99,165	100,327
4.579%, 7/1/35 (l)		574,923	578,597
5.500%, 9/1/35		142,280	143,917
6.000%, 12/1/35		4,680,567	4,803,243
6.000%, 1/1/36		513,307	526,761
6.000%, 2/1/36		4,111,094	4,216,168
5.000%, 3/1/36		925,479	917,344
5.000%, 5/1/36		3,662,340	3,630,148
6.000%, 7/1/36		935,534	959,445
6.000%, 8/1/36		3,688,370	3,782,640
6.000%, 9/1/36		621,270	637,149
5.500%, 10/1/36		943,773	953,871
6.000%, 10/1/36		2,698,729	2,767,705
5.500%, 11/1/36		6,038,564	6,103,174
6.000%, 11/1/36		2,357,378	2,417,630
5.000%, 12/1/36		24,887	24,659
5.500%, 12/1/36		8,423,091	8,513,215
6.000%, 12/1/36		4,392,962	4,505,241
5.000%, 1/1/37		245,513	243,268
5.500%, 1/1/37		7,096,146	7,172,071
6.000%, 1/1/37		1,339,991	1,374,239
5.500%, 2/1/37		40,828,256	41,253,631
6.000%, 2/1/37		1,741,714	1,785,899
5.500%, 3/1/37		6,289,558	6,356,274
6.000%, 3/1/37		484,438	496,699

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 4/1/37	$5,798,940	$5,859,297
6.000%, 4/1/37	529,018	542,407
5.500%, 5/1/37	35,147,866	35,513,696
6.000%, 5/1/37	4,967,266	5,092,987
5.500%, 6/1/37	32,679,081	33,019,214
6.000%, 6/1/37	630,160	646,110
5.500%, 7/1/37	28,334,791	28,629,816
6.000%, 7/1/37	20,719,758	21,244,174
5.500%, 8/1/37	720,743	728,245
6.000%, 8/1/37	3,528,700	3,618,011
5.500%, 9/1/37	35,833,682	36,206,649
6.000%, 10/1/37	15,839,360	16,240,253
5.500%, 11/1/37	630,527	637,090
6.000%, 11/1/37	35,752,552	36,657,447
5.500%, 12/1/37	969,540	979,631
5.500%, 1/1/38	143,131,759	144,622,112
5.500%, 2/1/38	210,971,622	213,172,638
5.723%, 3/1/44 (l)	979,911	974,021
5.722%, 7/1/44 (l)	23,197	23,100
5.722%, 10/1/44 (l)	55,348	55,151
6.000%, 4/25/38 TBA.	5,500,000	5,634,063
Government National Mortgage Association
6.500%, 10/15/31	1,854	1,938
6.000%, 8/15/32	128,249	132,894
6.000%, 2/15/33	53,255	55,156
6.000%, 2/15/33	85,713	88,773
6.000%, 10/15/33	16,669	17,264
6.000%, 1/15/34	56,746	58,727
6.500%, 8/15/36	197,872	205,911
5.500%, 8/15/37	65,421	66,810
6.500%, 8/15/37	539,468	561,388
Small Business Administration, Series P10A
4.504%, 2/1/14	86,497	84,583

		798,394,318

U.S. Treasuries (89.8%)
U.S. Treasury Bonds Inflation Indexed
2.375%, 1/15/25	141,872,624	154,364,083
2.000%, 1/15/26	66,836,319	68,904,101
2.375%, 1/15/27	85,608,192	93,446,649
1.750%, 1/15/28	105,445,952	104,531,525
3.625%, 4/15/28	83,063,715	107,710,297
3.875%, 4/15/29	92,533,862	125,086,997
U.S. Treasury Notes Inflation Indexed
4.250%, 1/15/10	14,398,490	15,622,362
0.875%, 4/15/10	70,936,485	72,593,490
3.500%, 1/15/11	80,861,340	89,421,241
2.375%, 4/15/11	58,216,158	62,545,985
2.000%, 4/15/12	71,106,684	76,556,371
3.000%, 7/15/12	192,791,026	216,076,519
1.875%, 7/15/13	94,601,367	102,036,467
2.000%, 1/15/14	19,700,020	21,337,584
2.000%, 7/15/14	118,438,415	128,626,014
1.875%, 7/15/15	217,606	234,895
2.000%, 1/15/16	33,258,264	36,061,836
2.500%, 7/15/16	13,623,090	15,346,193
2.375%, 1/15/17	60,953,872	68,030,251
2.625%, 7/15/17	120,268,008	137,049,123
1.625%, 1/15/18	12,825,730	13,468,017

		1,709,050,000

Total Government Securities		2,577,680,906

Industrials (0.0%)
Airlines (0.0%)
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13	13,825	13,687

Total Industrials		13,687

Materials (0.1%)
Chemicals (0.0%)
Nalco Co.
8.875%, 11/15/13^	200,000	205,500

Containers & Packaging (0.0%)
Packaging Corp. of America
4.375%, 8/1/08	143,000	143,090

Paper & Forest Products (0.1%)
Weyerhaeuser Co.
3.599%, 9/24/09 (l)	1,900,000	1,877,428

Total Materials		2,226,018

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
AT&T, Inc.
3.195%, 2/5/10 (l)	3,600,000	3,566,189
Deutsche Telekom International Finance B.V.
8.125%, 5/29/12	EUR76,000	130,422
Qwest Capital Funding, Inc.
7.000%, 8/3/09	$1,000,000	995,000

		4,691,611

Wireless Telecommunication Services (0.1%)
America Movil S.A.B. de C.V.
2.755%, 6/27/08 (l)	1,800,000	1,777,500

Total Telecommunication Services		6,469,111

Utilities (0.0%)
Electric Utilities (0.0%)
Nevada Power Co., Series L
5.875%, 1/15/15	150,000	147,074

Gas Utilities (0.0%)
Sonat, Inc.
7.625%, 7/15/11	35,000	36,175

Multi-Utilities (0.0%)
NiSource Finance Corp.
3.663%, 11/23/09 (l)	100,000	97,073

Total Utilities		280,322

Total Long-Term Debt Securities (150.7%)
(Cost $2,852,232,801)		2,869,881,168

SHORT-TERM INVESTMENTS:
Commercial Paper (19.5%)
Bank of America Corp.
2.96%, 5/5/08 (p)	35,500,000	35,398,270
2.76%, 8/26/08 (p)	16,100,000	15,919,197
Bank of Scotland plc
3.05%, 4/2/08 (p)	7,000,000	6,998,813
3.04%, 5/6/08 (p)	1,700,000	1,694,853
Bank of Scotland plc/Australia
3.09%, 4/30/08 (p)	12,000,000	11,969,193
Barclays U.S. Funding Corp.
3.05%, 4/23/08 (p)	12,100,000	12,076,504
2.97%, 5/7/08 (p)	3,500,000	3,489,364

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
DnB NOR Bank ASA
3.07%, 4/15/08 (n)(p)	$17,700,000	$17,677,368
3.09%, 4/30/08 (n)(p)	25,100,000	25,035,562
Fortis Funding LLC
2.81%, 5/13/08 (n)(p)	47,000,000	46,842,958
Intesa Funding LLC
2.76%, 6/16/08 (p)	35,000,000	34,794,900
Royal Bank of Scotland plc
2.61%, 5/21/08 (p)	43,800,000	43,638,873
SAN Paolo U.S. Financial Co.
3.07%, 4/15/08 (p)	19,500,000	19,475,066
Stadshypotek Delaware
3.06%, 4/22/08 (n)(p)	19,100,000	19,064,319
Svenska Handelsbanken
2.85%, 5/12/08 (p)	2,900,000	2,890,396
UBS Finance Delaware LLC
3.07%, 4/1/08 (p)	1,400,000	1,399,881
3.02%, 4/4/08 (p)	2,600,000	2,599,128
3.05%, 4/23/08 (p)	19,100,000	19,062,912
3.11%, 5/1/08 (p)	26,900,000	26,828,231
Unicredito Italiano Bank/Ireland
3.09%, 4/30/08 (n)(p)	5,300,000	5,286,394
Westpac Banking Corp.
3.01%, 5/6/08 (n)(p)	19,400,000	19,341,839

Total Commercial Paper		371,484,021

Government Securities (16.7%)
Federal Home Loan Bank
1.50%, 4/1/08 (o)(p)	99,400,000	99,395,858
Federal Home Loan Mortgage Corp.
1.99%, 6/2/08 (o)(p)	13,100,000	13,054,425
2.00%, 6/9/08 (o)(p)	42,900,000	42,733,891
Federal National Mortgage Association
2.38%, 4/30/08 (o)(p)	74,031,000	73,884,341
2.02%, 5/7/08 (o)(p)	33,300,000	33,231,002
2.00%, 6/4/08 (o)(p)	56,207,000	56,005,161

Total Government Securities		318,304,678

Short-Term Investment of Cash Collateral for Securities Loaned (0.0%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	216,000	216,000

Time Deposit (0.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	14,155,659	14,155,659

Total Short-Term Investments (37.0%)
(Cost/Amortized Cost $704,034,171)		704,160,358

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
EURO vs USD
July 2010 @ $1.39*	3,900,000	647,065
Government National Mortgage Association
April 2008 @ $106.50*	11,500,000	—
U.S. Long Bond
May 2008 @ $146.00*	835	13,047
May 2008 @ $151.00*	650	10,156
May 2008 @ $152.00*	1,000	15,625

		685,893

Put Options Purchased (0.0%)
3 Month EURO EURIBOR
December 2008 @ $93.50*	214	—
March 2009 @ $93.25*	150	—
90 Day EURODollar Futures
September 2008 @ $92.25*	13	81
December 2008 @ $92.00*	1,065	6,656
December 2008 @ $92.50*	607	3,794
December 2008 @ $92.75*	1,092	6,825
EURO vs USD
July 2010 @ $1.39*	3,900,000	148,836
European ULSD Rotterdam Swap Futures
June 2008 @ $92.75*	110	—
Federal National Mortgage Association
April 2008 @ $86.00*	4,000,000	—
April 2008 @ $89.50*	72,000,000	—
April 2008 @ $93.00*	48,900,000	—
U.S. Treasury Notes Inflation Indexed
April 2008 @ $83.50*	99,000,000	—
April 2008 @ $84.00*	38,000,000	—
April 2008 @ $99.50*	45,000,000	—
April 2008 @ $100.50*	29,000,000	—
April 2008 @ $103.00*	120,000,000	—
May 2008 @ $80.00*	66,000,000	—
May 2008 @ $84.50*	76,000,000	—
May 2008 @ $96.50*	85,000,000	—
May 2008 @ $96.50*	90,000,000	—
U.S. 5 Year Treasury Note Futures
May 2008 @ $106.00*	745	5,820
U.S. 10 Year Treasury Note Futures
May 2008 @ $90.00*	1,350	21,094
May 2008 @ $94.00*	130	2,031

		195,137

Total Options Purchased (0.0%) (Cost $660,733)		881,030

Total Investments before Options Written (187.7%) (Cost/Amortized Cost $3,556,927,705)		3,574,922,556

OPTIONS WRITTEN:
Call Options Written (-0.2%)
U.S. 10 Year Treasury Note Futures
May 2008 @ $117.00*	(497)	(1,374,516)
May 2008 @ $118.00*	(679)	(1,442,875)
May 2008 @ $119.00*	(382)	(614,781)
May 2008 @ $121.00*	(162)	(136,688)
U.S. Long Bond
May 2008 @ $122.00*	(202)	(233,562)

		(3,802,422)

Put Options Written (-0.0%)
U.S. 10 Year Treasury Note Futures
May 2008 @ $112.00*	(168)	(13,125)
May 2008 @ $113.00*	(497)	(69,891)
May 2008 @ $114.00*	(511)	(111,781)

		(194,797)

Total Options Written (-0.2%) (Premium Received $3,690,834)		(3,997,219)

Total Investments before Securities Sold Short (187.5%) (Cost/Amortized Cost $3,553,236,871)		3,570,925,337

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-21.0%)
Federal Home Loan Mortgage Corp.
6.000%, 4/15/38 TBA	$(47,400,000)	(48,599,789)
Federal National Mortgage Association
5.000%, 4/25/38 TBA	(4,300,000)	(4,255,658)
5.500%, 4/25/38 TBA	(342,600,000)	(345,811,875)
6.000%, 4/25/38 TBA	(550,000)	(565,984)
Government National Mortgage Association
6.500%, 4/15/38 TBA	(800,000)	(831,500)

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Value (Note 1)
Total Securities Sold Short (-21.0%) (Proceeds Received $398,819,180)	(400,064,806)

Total Investments (166.5%) (Cost/Amortized Cost $3,154,417,691)	3,170,860,531
Other Assets Less Liabilities (-66.5%)	(1,266,665,549)

Net Assets (100%)	$1,904,194,982

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $9,179,236 or 0.48% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $54,966,523 or 2.89% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. gov-ernment and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

SEK — Swedish Krona

TBA — Security is subject to delayed delivery.

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Appreciation/ (Depreciation)
3 Month EURO EURIBOR	101	June-08	$38,141,472	$38,071,576	$(69,896)
3 Month EURO EURIBOR	56	September-08	21,194,751	21,192,982	(1,769)
3 Month EURO EURIBOR	151	December-08	57,218,441	57,222,839	4,398
3 Month EURO EURIBOR	163	March-09	61,692,679	61,876,501	183,822
3 Month EURO EURIBOR	288	June-09	109,017,848	109,378,957	361,109
3 Month EURO EURIBOR	225	September-09	85,198,717	85,483,392	284,675
3 Month EURO EURIBOR	100	December-09	37,795,022	37,968,937	173,915
90 Day Sterling	340	June-08	79,720,280	79,754,897	34,617
90 Day Sterling	295	September-08	69,120,441	69,429,631	309,190
90 Day Sterling	412	December-08	97,085,078	97,262,536	177,458
90 Day Sterling	151	March-09	35,595,551	35,733,350	137,799
90 Day Sterling	210	June-09	49,493,225	49,739,670	246,445
90 Day Sterling	33	September-09	7,805,147	7,815,825	10,678
90 Day Sterling	180	December-09	42,617,498	42,582,650	(34,848)
EURODollar	593	March-09	143,167,900	145,010,738	1,842,838
EURODollar	764	June-09	184,570,225	186,473,300	1,903,075
EURODollar	668	September-09	160,686,775	162,699,750	2,012,975
EURODollar	275	December-09	66,770,000	66,787,188	17,188
JPY 10 Year Bonds	5	June-08	6,946,468	7,048,555	102,087
U.S. 5 Year Treasury Notes	500	June-08	56,776,602	57,117,188	340,586
U.S. 10 Year Treasury Notes	1,453	June-08	169,512,406	172,838,890	3,326,484

					$11,362,826

Sales
EURO-BUND	229	June-08	$42,125,758	$41,930,684	$195,074
U.S. Long Bonds	2,935	June-08	344,897,703	348,668,828	(3,771,125)

					$(3,576,051)

					$7,786,775

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen, expiring 5/12/08	64,000	$640,045	$643,645	$3,600
Malaysian Riggit, expiring 5/21/08	2,146	679,000	670,591	(8,409)
Malaysian Riggit, expiring 5/21/08	2,942	872,000	919,231	47,231
Malaysian Riggit, expiring 5/21/08	5,086	1,599,000	1,589,188	(9,812)
Malaysian Riggit, expiring 5/21/08	16,340	5,104,000	5,105,372	1,372
Malaysian Riggit, expiring 5/21/08	25,819	7,998,350	8,066,723	68,373
Malaysian Riggit, expiring 8/4/08	25,985	8,050,000	8,107,511	57,511
Mexican Peso, expiring 7/10/08	11,084	1,000,000	1,028,657	28,657
Mexican Peso, expiring 7/10/08	51,881	4,717,000	4,814,795	97,795
Mexican Peso, expiring 7/10/08	238,896	21,278,692	22,170,490	891,798
Philippines Peso, expiring 8/22/08	21,482	532,000	507,574	(24,426)
Philippines Peso, expiring 8/22/08	22,707	556,000	536,515	(19,485)
Philippines Peso, expiring 8/22/08	31,148	761,000	735,949	(25,051)
Philippines Peso, expiring 8/22/08	326,560	8,000,000	7,715,856	(284,144)
Philippines Peso, expiring 8/22/08	330,896	8,051,000	7,818,308	(232,692)
Singapore Dollar, expiring 5/22/08	1,829	1,315,000	1,331,738	16,738
Singapore Dollar, expiring 5/22/08	3,695	2,676,000	2,690,388	14,388
Singapore Dollar, expiring 5/22/08	9,972	7,122,000	7,261,015	139,015
Singapore Dollar, expiring 5/22/08	11,284	8,000,000	8,216,607	216,607
Singapore Dollar, expiring 8/28/08	10,437	7,433,000	7,618,680	185,680

				$1,164,746

Foreign Currency Sell Contracts
British Pound, expiring 4/17/08	11,529	$22,792,833	$22,856,819	$(63,986)
European Union, expiring 4/28/08	10,462	16,300,005	16,502,375	(202,370)
Japanese Yen, expiring 5/12/08	85,379	839,766	858,652	(18,886)
Mexican Peso, expiring 7/10/08	16,017	1,460,000	1,486,449	(26,449)
Mexican Peso, expiring 7/10/08	20,694	1,894,000	1,920,489	(26,489)
Mexican Peso, expiring 7/10/08	239,763	21,760,998	22,250,933	(489,935)
Swedish Krona, expiring 6/9/08	31,513	5,091,364	5,283,450	(192,086)
Swiss Franc, expiring 6/9/08	427	409,875	429,987	(20,112)

				$(1,040,313)

				$124,433

Options written for the three months ended March 31, 2008 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2008	2,253	$1,104,966
Options Written	3,644	4,052,657
Options Terminated in Closing Purchase Transactions	(310)	(108,905)
Options Expired	(2,489)	(1,357,884)
Options Exercised	—	—

Options Outstanding—March 31, 2008	3,098	$3,690,834

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/PIMCO REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$4,596,762	$3,562,605,108	$7,720,686	$3,574,922,556
Other Investments*	11,664,413	1,768,765	—	13,433,178

Total	$16,261,175	$3,564,373,873	$7,720,686	$3,588,355,734

Liabilities:
Investments in Securities	$—	$400,064,806	$—	$400,064,806
Other Investments*	7,874,857	1,644,332	—	9,519,189

Total	$7,874,857	$401,709,138	$—	$409,583,995

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$11,585,886	$—
Total gains or losses (realized/unrealized) included in earnings	(34,148)	—
Purchases, sales, issueances, and settlements (net)	(8,467)	—
Transfers in and/or out of Level 3	(3,822,585)	—

Balance as of 3/31/08	$7,720,686	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(34,983)	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$538,156,364
Long-term U.S. Treasury securities	6,136,265,885

$6,674,422,249

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$399,425,599
Long-term U.S. Treasury securities	5,651,374,774

$6,050,800,373

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,741,923
Aggregate gross unrealized depreciation	(15,492,002)

Net unrealized appreciation	$3,249,921

Federal income tax cost of investments	$3,571,672,635

At March 31, 2008, the Portfolio had loaned securities with a total value of $212,206. This was secured by collateral of $216,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (56.4%)
Asset-Backed Securities (22.7%)
Advanta Business Card Master Trust, Series 05-A3 A3
4.700%, 10/20/11	$15,000,000	$15,137,905
Aegis Asset Backed Securities Trust, Series 06-1 A1
2.679%, 1/25/37 (b)(l)	6,804,396	6,495,371
AmeriCredit Automobile Receivables Trust, Series 05-DA A3
4.870%, 12/6/10	5,779,471	5,726,578
Amresco Residential Securities Mortgage Loan Trust, Series 98-2 M1F
6.745%, 6/25/28 (b)(l)†	43,859	42,096
Asset Backed Funding Certificates, Series 01-AQ1 M1
6.863%, 5/20/32 (b)(l)	73,548	65,739
Banc of America Securities Auto Trust, Series 06-G1 A3
5.180%, 6/18/10	17,850,000	18,027,217
Capital Auto Receivables Asset Trust, Series 04-2 C
4.160%, 1/15/10	3,665,000	3,678,668
Capital One Multi-Asset Execution Trust, Series 03-C1 C1
5.368%, 3/15/11 (l)	250,000	250,480
Carmax Auto Owner Trust, Series 05-2 A3
4.210%, 1/15/10	2,784,894	2,792,842
Centex Home Equity, Series 04-D MV3
3.599%, 9/25/34 (b)(l)†	250,000	160,757
Chase Issuance Trust, Series 05-A7 A7
4.550%, 3/15/13	20,600,000	21,043,559
Series 07-A15 A
4.960%, 9/17/12	18,035,000	18,584,404
Chase Manhattan Auto Owner Trust, Series 05-B A3
4.840%, 7/15/09	1,015,118	1,018,350
Series 05-B A4
4.880%, 6/15/12	9,500,000	9,593,086
CIT Equipment Collateral, Series 05-EF1 A3
4.420%, 5/20/09	250,416	250,645
Citibank Credit Card Issuance Trust, Series 05-B1 B1
4.400%, 9/15/10	17,750,000	17,781,774
Series 05-C5 C5
4.950%, 10/25/10	15,400,000	15,391,575
Series 06-A4 A4
5.450%, 5/10/13	20,000,000	20,871,724
CNH Equipment Trust, Series 06-A A3
5.200%, 8/16/10	11,804,534	11,872,373
Countrywide Asset-Backed Certificates, Series 06-20 2A1
2.649%, 4/25/47 (b)(l)	8,720,882	8,425,139
Daimler Chrysler Auto Trust, Series 05-B A4
4.200%, 7/8/10	14,475,000	14,532,674
Series 06-B A3
5.330%, 8/8/10	8,574,421	8,660,058
Series 06-C A3
5.020%, 7/8/10	17,300,000	17,438,376
Series 06-C A4
4.980%, 11/8/11	18,087,000	18,432,160
Series 06-D A3
4.980%, 2/8/11	18,275,000	18,495,177
DVI Receivables Corp., Series 03-1 D1
4.885%, 3/14/11 (l)†	160,268	—
Ford Credit Auto Owner Trust, Series 05-A A4
3.720%, 10/15/09	2,408,094	2,411,133
Series 05-C A3
4.300%, 8/15/09	3,366,080	3,373,803
Series 06-C A4A
5.150%, 2/15/12	14,995,000	15,384,006
Series 07-B A3A
5.150%, 11/15/11	16,910,000	17,296,826
Series 08-A A3A
3.960%, 4/15/12	25,225,000	25,315,800
Fremont Home Loan Trust, Series 05-E 2A2
2.769%, 1/25/36 (b)(l)	1,693,651	1,687,637
GCO Slims Trust, Series 06-1A
5.720%, 3/1/22 §(b)†	7,722,420	7,529,359
Harley-Davidson Motorcycle Trust, Series 06-2 A2
5.350%, 3/15/13	24,000,000	24,469,212
Honda Auto Receivables Owner Trust, Series 07-1 A3
5.100%, 3/18/11	20,820,000	21,154,359
Household Automotive Trust, Series 05-2 A3
4.370%, 5/17/10	1,909,903	1,917,198
Lehman Manufactured Housing Contract, Series 02-A A
3.268%, 6/15/33 (l)	40,479	39,887
Long Beach Auto Receivables Trust, Series 05-A A3
4.080%, 6/15/10	2,737,438	2,735,995
Morgan Stanley ABS Capital I, Series 04-HE4 M3
4.099%, 5/25/34 (b)(l)†	98,552	59,131
National City Auto Receivables Trust, Series 04-A A4
2.880%, 5/15/11	10,438,720	10,434,186
Nissan Auto Receivables Owner Trust, Series 06-B A3
5.160%, 2/15/10	7,314,353	7,370,410
Series 06-C A4
5.450%, 6/15/12	14,505,000	14,943,881
Series 08-A A3
3.890%, 8/15/11	22,100,000	22,137,818
Onyx Acceptance Owner Trust, Series 05-B A3
4.180%, 3/15/10	1,002,472	991,348
PECO Energy Transition Trust Series 00-A A4
7.650%, 3/1/10	10,000,000	10,552,734
SLM Student Loan Trust, Series 05-8 A4
4.250%, 1/25/28	34,225,000	34,432,140
Triad Auto Receivables Owner Trust, Series 04-A A4
2.500%, 9/13/10	3,470,713	3,460,008
USAA Auto Owner Trust, Series 07-1 A3
5.430%, 10/17/11	20,410,000	20,893,068
World Omni Auto Receivables Trust, Series 05-A A4
3.820%, 11/14/11	17,581,602	17,622,068

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 07-A A3
5.230%, 2/15/11	$15,000,000	$15,207,858
Series 07-B A3A
5.280%, 1/17/12	16,385,000	16,670,512

		552,859,104

Non-Agency CMO (33.7%)
Banc of America Commercial Mortgage, Inc., Series 04-5 A2
4.176%, 11/10/41	11,569,371	11,422,898
Banc of America Funding Corp., Series 04-B 5A1
5.219%, 11/20/34 (l)	21,510,213	21,726,503
Series 06-I 1A1
4.590%, 12/20/36 (l)	11,443,810	11,032,427
Banc of America Mortgage Securities, Inc., Series 03-I 1A1
7.412%, 10/25/33 (l)	34,149	35,126
Series 04-C 2A1
3.703%, 4/25/34 (l)	19,070,241	19,095,542
Bear Stearns Adjustable Rate Mortgage Trust, Series 05-11 2A1
4.766%, 12/25/35 (l)	18,846,037	18,415,437
Chase Commercial Mortgage Securities Corp., Series 00-1 A2
7.757%, 4/15/32^	11,569,081	11,976,051
Chase Manhattan Bank-First Union National Bank, Series 99-1 A2
7.439%, 8/15/31 (l)	17,180,347	17,580,838
Commercial Mortgage Acceptance Corp., Series 99-C1 A2
7.030%, 6/15/31	9,073,949	9,196,463
Countrywide Alternative Loan Trust, Series 06-OC9 A1
2.674%, 12/25/36 (l)	8,090,789	6,951,554
Series 07-2CB 1A1
5.750%, 3/25/37	13,271,046	13,018,247
Credit Suisse Mortgage Capital Certificates, Series 06-2 5A6
6.000%, 3/25/36	20,204,128	19,702,718
Series 06-C3 A1
4.991%, 6/15/38	13,675,351	13,548,776
CS First Boston Mortgage Securities Corp., Series 99-C1 A2
7.290%, 9/15/41	14,838,794	15,295,504
Series 00-C1 A2
7.540%, 4/15/62	10,445,684	10,683,865
DLJ Commercial Mortgage Corp., Series 98-CG1 A1B
6.410%, 6/10/31	376,464	375,902
Series 00-CKP1 A1B
7.180%, 11/10/33	29,377,054	30,439,152
First Horizon Mortgage Pass-Through Trust, Series 03-AR4 2A1
4.398%, 12/25/33 (l)	12,683,461	12,199,677
First Union National Bank Commercial Mortgage Trust, Series 00-C2 A2
7.202%, 10/15/32	16,080,124	16,772,603
GE Capital Commercial Mortgage Corp., Series 01-2 A2
5.850%, 8/11/33	7,797,648	7,849,549
Series 04-C3 A2
4.433%, 7/10/39	14,575,000	14,454,372
GMAC Commercial Mortgage Securities, Inc., Series 98-C2 A2
6.420%, 5/15/35	10,296,423	10,292,020
Series 99-C1 A2
6.175%, 5/15/33^ (l)	9,895,530	9,927,541
Series 99-C3 A2
7.179%, 8/15/36 (l)	14,221,741	14,518,392
GMAC Mortgage Corp. Loan Trust, Series 03-J10 A1
4.750%, 1/25/19	19,724,476	19,249,203
Greenwich Capital Commercial Funding Corp., Series 04-GG1 A4
4.755%, 6/10/36	7,325,000	7,271,600
GS Mortgage Securities Corp. II, Series 05-GG4 A1P
5.285%, 7/10/39	7,087,049	7,089,224
GSR Mortgage Loan Trust, Series 07-AR1 2A1
5.999%, 3/25/37 (l)	19,782,972	18,815,173
JP Morgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC A3
6.260%, 3/15/33	11,109,832	11,315,325
JP Morgan Mortgage Trust, Series 07-A1 2A1
4.749%, 7/25/35 (l)	23,409,646	23,592,143
Series 07-A1 5A1
4.766%, 7/25/35 (l)	21,554,207	20,552,738
LB Commercial Conduit Mortgage Trust, Series 99-C1 A2
6.780%, 6/15/31	21,860,458	22,089,457
LB-UBS Commercial Mortgage Trust, Series 00-C3 B
7.950%, 3/15/32 (l)	12,000,000	12,568,450
Series 05-C2 A2
4.821%, 4/15/30	20,069,423	19,926,176
MASTR Asset Securitization Trust, Series 06-1 4A1
5.750%, 2/25/21	17,808,375	17,830,331
Nomura Asset Securities Corp., Series 98-D6 A1B
6.590%, 3/15/30	2,132,821	2,137,283
Paine Webber Mortgage Acceptance Corp., Series 99-C1 A2
6.820%, 6/15/32	9,142,106	9,192,360
Permanent Financing plc Series 3 3A
3.170%, 9/10/33 (l)	20,034,000	20,004,350
Series 4 3A
3.130%, 3/10/24 (l)†	20,000,000	19,907,000
PNC Mortgage Acceptance Corp., Series 99-CM1 A1B
7.330%, 12/10/32 (l)	8,647,759	8,879,509
Residential Accredit Loans, Inc., Series 04-QS13 CB
5.000%, 9/25/19	21,778,042	20,753,324
Series 04-QS16 2A1
5.000%, 12/25/19	20,405,785	18,971,013
Series 06-QA9 A1
2.779%, 11/25/36 (l)	10,852,898	7,191,780
Residential Funding Mortgage Securities I, Inc., Series 05-SA2 1A
5.026%, 6/25/35 (l)	9,627,068	9,937,314
Series 05-SA5 2A
5.333%, 11/25/35 (l)	13,486,334	12,917,600
SunTrust Adjustable Rate Mortgage Loan Trust, Series 07-2 3A3
5.717%, 4/25/37 (l)	19,167,041	17,639,564
TIAA Seasoned Commercial Mortgage Trust, Series 07-C4 A1
5.693%, 8/15/39 (l)	19,078,009	19,093,109

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust, Series 06-C23 A1
5.203%, 1/15/45	$17,974,400	$17,902,432
WaMu Mortgage Pass-Through Certificates, Series 03-AR10 A4
4.054%, 10/25/33 (l)	416,550	416,229
Series 04-AR1 A
4.229%, 3/25/34 (l)	9,945,994	9,924,571
Series 06-AR12 1A4
6.070%, 10/25/36 (l)	19,180,800	18,264,539
Series 07-HY3 4A1
5.350%, 3/25/37 (l)	23,146,930	21,847,804
Wells Fargo Mortgage Backed Securities Trust, Series 05-AR2 2A1
4.541%, 3/25/35 (l)	18,880,286	18,330,033
Series 05-AR16 6A3
5.000%, 10/25/35 (l)	19,951,876	19,437,162
Series 06-AR10 2A1
5.650%, 7/25/36 (l)	28,685,171	27,483,902
Series 07-8 2A7
6.000%, 7/25/37	24,003,514	23,861,807

		820,903,662

Total Asset-Backed and Mortgage-Backed Securities		1,373,762,766

Consumer Discretionary (0.9%)
Automobiles (0.2%)
Daimler Finance N.A. LLC
4.050%, 6/4/08^	5,235,000	5,236,932

Media (0.7%)
British Sky Broadcasting Group plc
8.200%, 7/15/09	8,117,000	8,347,791
Time Warner Cable, Inc.
5.400%, 7/2/12	8,300,000	8,155,015

		16,502,806

Total Consumer Discretionary		21,739,738

Consumer Staples (0.1%)
Food Products (0.1%)
Kraft Foods, Inc.
5.620%, 8/11/10	3,290,000	3,413,365

Total Consumer Staples		3,413,365

Energy (0.8%)
Oil, Gas & Consumable Fuels (0.8%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	6,925,000	6,921,741
Conoco Funding Co.
6.350%, 10/15/11	11,525,000	12,556,856

Total Energy		19,478,597

Financials (4.2%)
Capital Markets (2.2%)
Goldman Sachs Group, Inc.
5.300%, 2/14/12	23,075,000	23,375,344
Lehman Brothers Holdings, Inc.
5.250%, 2/6/12	12,000,000	11,579,232
Morgan Stanley
5.625%, 1/9/12	17,556,000	17,687,266

		52,641,842

Commercial Banks (0.3%)
Wachovia Bank N.A./North Carolina
5.800%, 12/1/08	8,250,000	8,350,881

Diversified Financial Services (1.3%)
Citigroup, Inc.
5.250%, 2/27/12	11,950,000	11,920,770
General Electric Capital Corp.
4.125%, 9/1/09^	19,585,000	19,838,646

		31,759,416

Insurance (0.4%)
Protective Life Secured Trusts
3.700%, 11/24/08	9,650,000	9,618,184

Total Financials		102,370,323

Government Securities (39.8%)
Agency CMO (4.9%)
Federal Home Loan Mortgage Corp.
5.500%, 6/15/26	30,700,000	31,529,818
6.000%, 4/15/27	20,319,681	20,922,625
5.500%, 6/15/27	14,383,528	14,829,253
5.500%, 10/15/27	15,377,895	15,872,322
5.500%, 11/15/29	12,450,842	12,764,617
Federal National Mortgage Association
5.500%, 6/25/30	21,743,848	22,277,029

		118,195,664

U.S. Government Agencies (8.7%)
Federal Home Loan Mortgage Corp.
4.773%, 5/1/35 (l)	13,488,191	13,575,903
4.768%, 9/1/35 (l)	12,245,837	12,420,747
5.768%, 6/1/37 (l)	15,898,722	16,817,418
Federal National Mortgage Association
6.500%, 4/1/21	11,971,974	12,579,519
5.500%, 9/1/21	44,869,210	46,054,597
4.491%, 5/1/33 (l)	294,072	299,243
5.690%, 6/1/34 (l)	42,219	42,770
4.280%, 7/1/34 (l)	176,770	178,140
4.576%, 12/1/34 (l)	6,849,702	6,927,154
4.500%, 1/1/35 (l)	6,781,396	6,890,399
4.518%, 4/1/35 (l)	8,103,672	8,218,864
4.636%, 5/1/35 (l)	5,793,563	5,845,337
4.662%, 5/1/35 (l)	12,690,861	12,849,799
4.903%, 6/1/35 (l)	16,567,772	16,833,995
4.732%, 7/1/35 (l)	8,868,447	9,001,886
4.758%, 7/1/35 (l)	10,670,845	10,839,117
5.165%, 7/1/35 (l)	14,066,356	14,273,023
4.807%, 12/1/35 (l)	18,155,895	18,368,570

		212,016,481

U.S. Treasuries (26.2%)
U.S. Treasury Notes
3.875%, 5/15/09^	99,065,000	101,611,268
4.000%, 8/31/09^	79,675,000	82,401,399
4.000%, 9/30/09^	18,590,000	19,259,538
3.250%, 12/31/09^	306,360,000	314,808,796
2.000%, 2/28/10^	37,875,000	38,138,345
3.375%, 11/30/12^	39,245,000	40,885,323
2.875%, 1/31/13^	39,900,000	40,669,950

		637,774,619

Total Government Securities		967,986,764

Health Care (0.2%)
Pharmaceuticals (0.2%)
Wyeth
6.950%, 3/15/11	5,600,000	6,053,186

Total Health Care		6,053,186

Industrials (0.5%)
Aerospace & Defense (0.5%)
Goodrich Corp.
7.500%, 4/15/08^	11,525,000	11,540,902

Total Industrials		11,540,902

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.7%)
Deutsche Telekom International Finance B.V.
3.875%, 7/22/08^	$11,600,000	$11,607,656
Telefonica Europe B.V.
7.750%, 9/15/10	3,975,000	4,264,138

		15,871,794

Wireless Telecommunication Services (0.3%)
Vodafone Group plc
5.350%, 2/27/12	8,150,000	8,252,967

Total Telecommunication Services		24,124,761

Utilities (1.5%)
Electric Utilities (1.2%)
CenterPoint Energy, Inc.
4.970%, 8/1/14	21,025,000	21,786,105
Ohio Edison Co.
4.000%, 5/1/08^	6,650,000	6,651,085

		28,437,190

Multi-Utilities (0.3%)
Energy East Corp.
6.750%, 6/15/12	7,641,000	8,165,631

Total Utilities		36,602,821

Total Long-Term Debt Securities (105.4%) (Cost $2,562,126,581)		2,567,073,223

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (13.6%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	10,000,000	10,000,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	3,000,000	3,000,000
Bear Stearns Cos., Inc.
3.13%, 3/23/09 (l)	10,000,000	10,000,000
Den Danske Bank/London
3.10%, 4/1/08	15,000,000	15,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	100,000,000	100,000,000
3.00%, 4/1/08 (r)	100,899,975	100,899,975
ING Bank N.V./Amsterdam
2.95%, 4/1/08	15,000,000	15,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	10,000,000	10,000,000
MassMutual Global Funding II
2.40%, 3/26/10 (l)	13,000,000	13,000,000
Monumental Global Funding Ltd.
3.14%, 5/24/10 (l)	13,000,000	13,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	2,000,000	2,000,000
3.40%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	2,000,000	2,000,000
Principal Life Income Fund Trust 29
2.40%, 3/22/10 (l)	4,000,000	4,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	10,300,000	10,300,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	4,000,000	4,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	9,995,468	9,995,468

Total Short-Term Investments of Cash Collateral for Securities Loaned		332,195,443

Time Deposit (2.3%)
JPMorgan Chase Nassau
1.59%, 4/1/08	55,247,289	55,247,289

Total Short-Term Investments (15.9%) (Amortized Cost $387,442,732)		387,442,732

Total Investments (121.3%) (Cost/Amortized Cost $2,949,569,313)		2,954,515,955
Other Assets Less Liabilities (-21.3%)		(519,432,745)

Net Assets (100%)		$2,435,083,210

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $27,698,343 or 1.14% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $7,529,359 or 0.31% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CMO — Collateralized Mortgage Obligation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

EQ ADVISORS TRUST

EQ/SHORT DURATION BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$2,926,817,611	$27,698,344	$2,954,515,955
Other Investments*	—	—	—	—

Total	$—	$2,926,817,611	$27,698,344	$2,954,515,955

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$418,627	$—
Total gains or losses (realized/unrealized) included in earnings	(95,408)	—
Purchases, sales, issueances, and settlements (net)	(61,235)	—
Transfers in and/or out of Level 3.	27,436,360	—

Balance as of 3/31/08	$27,698,344	$—

The amount of total gains or losses for the period included in earnings attributable to thechange in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(105,750)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$252,544,586
Long-term U.S. Treasury securities	3,288,497,422

$3,541,042,008

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$148,698,800
Long-term U.S. Treasury securities	3,038,721,499

$3,187,420,299

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,091,688
Aggregate gross unrealized depreciation	(19,567,501)

Net unrealized appreciation	$4,524,187

Federal income tax cost of investments	$2,949,991,768

At March 31, 2008, the Portfolio had loaned securities with a total value of $478,381,975. This was secured by collateral of $332,195,443 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $155,705,159 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $4,546,511 which expires in the year 2014.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Auto Components (0.9%)
Aftermarket Technology Corp.*	15,500	$301,320
American Axle & Manufacturing Holdings, Inc.^	26,600	545,300
ArvinMeritor, Inc.^	55,600	695,556
Cooper Tire & Rubber Co.^	37,600	562,872
Exide Technologies, Inc.*^	48,600	636,660
Hayes Lemmerz International, Inc.*	76,100	212,319
Lear Corp.*	42,700	1,106,357
Modine Manufacturing Co.	25,300	366,597
Spartan Motors, Inc.^	25,800	218,268
Tenneco, Inc.*	25,800	720,852
Visteon Corp.*^	86,500	325,240

		5,691,341

Automobiles (0.1%)
Monaco Coach Corp.^	14,050	133,194
Winnebago Industries, Inc.^	23,300	393,770

		526,964

Distributors (0.2%)
LKQ Corp.*	64,000	1,438,080
Source Interlink Cos., Inc.*^	18,829	35,775

		1,473,855

Diversified Consumer Services (1.5%)
Bright Horizons Family Solutions, Inc.*	18,400	791,936
Capella Education Co.*	6,800	371,280
Coinstar, Inc.*^	24,000	675,360
Corinthian Colleges, Inc.*^	71,200	514,776
DeVry, Inc.	37,300	1,560,632
Jackson Hewitt Tax Service, Inc.^	21,000	240,870
Matthews International Corp., Class A	17,600	849,200
Regis Corp.	32,700	898,923
Sotheby’s, Inc.	44,196	1,277,706
Steiner Leisure Ltd.*	13,700	452,100
Stewart Enterprises, Inc., Class A^	85,200	546,984
Strayer Education, Inc.^	9,200	1,403,000

		9,582,767

Hotels, Restaurants & Leisure (2.5%)
Ambassadors Group, Inc.^	8,850	167,176
Ameristar Casinos, Inc.	21,300	388,725
Bally Technologies, Inc.*^	32,500	1,116,050
Bob Evans Farms, Inc.^	28,300	780,797
CBRL Group, Inc.	17,600	629,552
CEC Entertainment, Inc.*	15,000	433,200
Chipotle Mexican Grill, Inc., Class B*	18,300	1,776,747
Churchill Downs, Inc.	7,200	340,128
CKE Restaurants, Inc.^	55,400	621,588
Domino’s Pizza, Inc.^	26,000	350,740
Gaylord Entertainment Co.*^	23,700	717,873
IHOP Corp.^	15,200	728,080
Jack in the Box, Inc.*	35,300	948,511
Jamba, Inc.*^	41,600	110,240
Landry’s Restaurants, Inc.^	9,400	153,032
Life Time Fitness, Inc.*^	24,000	749,040
Morgans Hotel Group Co.*^	16,300	241,566
Morton’s Restaurant Group, Inc.*^	12,600	99,918
MTR Gaming Group, Inc.*^	27,300	191,100
P.F. Chang’s China Bistro, Inc.*^	19,000	540,360
Papa John’s International, Inc.*	12,000	290,520
Pinnacle Entertainment, Inc.*^	50,550	647,040
Ruby Tuesday, Inc.^	45,400	340,500
Sonic Corp.*^	36,100	795,644
Speedway Motorsports, Inc.^	8,232	206,377
Texas Roadhouse, Inc., Class A*^	34,600	339,080
Triarc Cos., Inc., Class B^	37,400	258,434
Vail Resorts, Inc.*^	23,300	1,125,157
WMS Industries, Inc.*	23,500	845,295

		15,932,470

Household Durables (0.8%)
American Greetings Corp., Class A^	44,350	822,692
Beazer Homes USA, Inc.^	31,300	295,785
Blyth, Inc.	13,400	264,248
Champion Enterprises, Inc.*^	42,800	429,284
Ethan Allen Interiors, Inc.^	15,090	429,009
Furniture Brands International, Inc.^	27,560	322,452
Helen of Troy Ltd.*	16,900	283,413
La-Z-Boy, Inc.^	28,600	238,524
Sealy Corp.	24,900	189,240
Tempur-Pedic International, Inc.^	41,867	460,537
Tupperware Brands Corp.	36,500	1,411,820
Universal Electronics, Inc.*	10,400	251,784

		5,398,788

Internet & Catalog Retail (0.8%)
1-800-FLOWERS.COM, Inc., Class A*^	27,800	236,578
Blue Nile, Inc.*^	7,600	411,540
FTD Group, Inc.^	19,900	267,058
Netflix, Inc.*^	30,500	1,056,825
Priceline.com, Inc.*^	21,616	2,612,510
Shutterfly, Inc.*^	15,300	227,511

		4,812,022

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.^	19,300	140,697
Callaway Golf Co.^	36,900	541,692
JAKKS Pacific, Inc.*^	22,500	620,325
MarineMax, Inc.*^	14,100	175,686
Polaris Industries, Inc.^	22,200	910,422
RC2 Corp.*	12,700	266,319
Smith & Wesson Holding Corp.*^	21,400	107,428

		2,762,569

Media (1.6%)
AH Belo Corp., Class A*^	14,320	163,678
Arbitron, Inc.^	22,700	979,732
Belo Corp., Class A	71,600	756,812
Charter Communications, Inc., Class A*^	317,300	270,340
Cinemark Holdings, Inc.^	22,400	286,496
Citadel Broadcasting Corp.^	145,883	242,166
Emmis Communications Corp., Class A*^	39,678	138,079
Entercom Communications Corp., Class A^	25,100	249,243
Entravision Communications Corp., Class A*	1,900	12,654
GateHouse Media, Inc.^	28,000	163,520
Gemstar-TV Guide International, Inc.*	177,800	835,660
Gray Television, Inc.^	26,300	149,647
Interactive Data Corp.	29,617	843,196
Journal Communications, Inc., Class A	37,700	278,226
Knology, Inc.*^	18,800	243,460
Live Nation, Inc.*^	52,717	639,457
Marvel Entertainment, Inc.*^	38,900	1,042,131
Mediacom Communications Corp., Class A*^	41,883	181,353
Morningstar, Inc.*^	9,500	582,825

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
National CineMedia, Inc.^	35,830	$805,458
Scholastic Corp.*	17,800	538,806
Sinclair Broadcast Group, Inc., Class A^	38,808	345,780
Valassis Communications, Inc.*^	28,700	311,395
Value Line, Inc.^	4,800	220,320

		10,280,434

Multiline Retail (0.1%)
Fred’s, Inc., Class A^	32,030	328,308

Specialty Retail (2.4%)
Aaron Rents, Inc.^	37,650	810,981
Aeropostale, Inc.*	48,875	1,325,001
Asbury Automotive Group, Inc.	21,500	295,840
Bebe Stores, Inc.^	25,001	268,761
Blockbuster, Inc., Class A*^	143,900	469,114
Borders Group, Inc.^	39,500	231,865
Brown Shoe Co., Inc.^	30,525	460,012
Buckle, Inc.	8,300	371,259
Casual Male Retail Group, Inc.*^	21,400	89,880
Charlotte Russe Holding, Inc.*	20,300	352,002
Charming Shoppes, Inc.*^	87,700	423,591
Childrens Place Retail Stores, Inc.*^	15,000	368,400
Christopher & Banks Corp.^	26,175	261,488
Collective Brands, Inc.*^	48,900	592,668
Dress Barn, Inc.*	27,200	351,968
Group 1 Automotive, Inc.^	19,567	459,433
Gymboree Corp.*	16,300	650,044
J. Crew Group, Inc.*^	22,500	993,825
Jo-Ann Stores, Inc.*^	20,735	305,427
Men’s Wearhouse, Inc.^	43,418	1,010,337
NexCen Brands, Inc.*^	33,700	115,591
Pacific Sunwear of California, Inc.*^	57,400	723,814
Rent-A-Center, Inc.*	52,400	961,540
Sally Beauty Holdings, Inc.*^	74,900	516,810
Sonic Automotive, Inc., Class A^	18,400	378,120
Stage Stores, Inc.^	32,025	518,805
Talbots, Inc.^	30,400	327,712
Tween Brands, Inc.*	15,100	373,574
Wet Seal, Inc., Class A*	67,500	228,825
Zale Corp.*^	34,320	678,163
Zumiez, Inc.*^	10,400	163,176

		15,078,026

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	40,980	661,827
Columbia Sportswear Co.^	8,000	352,240
Deckers Outdoor Corp.*	9,000	970,380
Fossil, Inc.*	31,900	974,226
Heelys, Inc.*^	19,100	81,939
Iconix Brand Group, Inc.*	40,550	703,542
Lululemon Athletica, Inc.*^	12,200	346,846
Quiksilver, Inc.*	93,900	921,159
Skechers U.S.A., Inc., Class A*	16,300	329,423
Timberland Co., Class A*^	39,500	542,335
Under Armour, Inc., Class A*^	16,883	617,918
UniFirst Corp.	8,000	296,720
Volcom, Inc.*^	11,700	236,457
Warnaco Group, Inc.*	25,800	1,017,552
Wolverine World Wide, Inc.	31,500	913,815

		8,966,379

Total Consumer Discretionary		80,833,923

Consumer Staples (3.5%)
Beverages (0.2%)
Central European Distribution Corp.*	21,550	1,253,994

Food & Staples Retailing (1.0%)
Andersons, Inc.	12,000	535,320
Arden Group, Inc., Class A^	1,300	185,900
Casey’s General Stores, Inc.	37,000	836,200
Great Atlantic & Pacific Tea Co., Inc.*	15,720	412,179
Longs Drug Stores Corp.	19,096	810,816
Nash Finch Co.^	10,750	365,285
Pantry, Inc.*^	18,300	385,764
Performance Food Group Co.*	19,700	643,796
Ruddick Corp.^	22,900	844,094
Spartan Stores, Inc.^	12,400	258,540
United Natural Foods, Inc.*^	30,200	565,042
Weis Markets, Inc.^	9,900	341,253
Winn-Dixie Stores, Inc.*^	27,400	492,104

		6,676,293

Food Products (1.5%)
Chiquita Brands International, Inc.*^	32,800	758,008
Darling International, Inc.*	45,100	584,045
Flowers Foods, Inc.	47,780	1,182,555
Fresh Del Monte Produce, Inc.*^	21,800	793,520
Green Mountain Coffee Roasters, Inc.*	13,800	436,770
Hain Celestial Group, Inc.*^	31,800	938,100
Lancaster Colony Corp.	11,700	467,532
Lance, Inc.	17,300	339,080
Maui Land & Pineapple Co., Inc.*^	3,700	117,993
Pilgrim’s Pride Corp.	34,200	691,866
Ralcorp Holdings, Inc.*	14,880	865,272
Sanderson Farms, Inc.^	13,500	513,135
Synutra International, Inc.*^	14,000	437,500
Tootsie Roll Industries, Inc.^	23,043	580,684
TreeHouse Foods, Inc.*^	23,483	536,821

		9,242,881

Household Products (0.1%)
Central Garden & Pet Co., Class A*	52,760	234,254
Spectrum Brands, Inc.*^	29,900	136,643
WD-40 Co.	11,100	369,075

		739,972

Personal Products (0.4%)
American Oriental Bioengineering, Inc.*^	40,100	324,810
Chattem, Inc.*^	13,200	875,688
Mannatech, Inc.^	20,700	147,591
Nu Skin Enterprises, Inc., Class A	33,437	602,535
Revlon, Inc., Class A*	450,800	441,784
Tiens Biotech Group USA, Inc.*^	28,500	60,420

		2,452,828

Tobacco (0.3%)
Universal Corp.^	18,900	1,238,517
Vector Group Ltd.^	30,436	535,370

		1,773,887

Total Consumer Staples		22,139,855

Energy (7.6%)
Energy Equipment & Services (2.9%)
Atwood Oceanics, Inc.*	15,900	1,458,348
Basic Energy Services, Inc.*^	32,700	722,016
Bristow Group, Inc.*^	14,700	788,949
CARBO Ceramics, Inc.^	16,900	677,690
Complete Production Services, Inc.*	34,200	784,548
Dril-Quip, Inc.*	14,400	669,168
Exterran Holdings, Inc.*	37,990	2,451,874
Grey Wolf, Inc.*^	129,000	874,620
GulfMark Offshore, Inc.*	18,300	1,001,376
Hercules Offshore, Inc.*^	48,000	1,205,760

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Hornbeck Offshore Services, Inc.*^	15,000	$685,050
ION Geophysical Corp.*^	60,000	828,000
Lufkin Industries, Inc.^	11,400	727,548
NATCO Group, Inc.*^	13,900	649,825
Oil States International, Inc.*	28,500	1,277,085
Parker Drilling Co.*^	81,600	527,136
Pioneer Drilling Co.*^	29,500	469,935
RPC, Inc.^	20,025	304,180
W-H Energy Services, Inc.*	20,900	1,438,965
Willbros Group, Inc.*	20,800	636,480

		18,178,553

Oil, Gas & Consumable Fuels (4.7%)
Alpha Natural Resources, Inc.*^	39,100	1,698,504
Arena Resources, Inc.*	21,600	836,136
Atlas America, Inc.	13,056	789,105
ATP Oil & Gas Corp.*	17,100	559,512
Berry Petroleum Co., Class A^	22,300	1,036,727
Bill Barrett Corp.*^	17,600	831,600
BPZ Resources, Inc.*	31,500	684,495
Callon Petroleum Co.*	11,150	201,704
Carrizo Oil & Gas, Inc.*^	18,700	1,108,349
Clean Energy Fuels Corp.*^	26,100	348,696
Comstock Resources, Inc.*	31,601	1,273,520
Concho Resources, Inc.*	12,800	328,192
Contango Oil & Gas Co.*^	8,000	516,880
Crosstex Energy, Inc.^	25,750	874,212
Delek U.S. Holdings, Inc.^	12,100	153,307
Delta Petroleum Corp.*	47,400	1,068,396
Encore Acquisition Co.*	33,500	1,349,380
EXCO Resources, Inc.*	43,000	795,500
General Maritime Corp.^	22,900	540,669
GeoGlobal Resources, Inc.*^	67,600	188,604
Golar LNG Ltd.^	27,900	509,733
International Coal Group, Inc.*^	79,000	501,650
Mariner Energy, Inc.*	53,100	1,434,231
McMoRan Exploration Co.*^	24,000	414,960
Nordic American Tanker Shipping Ltd.	21,500	602,000
Oilsands Quest, Inc.*^	90,300	355,782
Pacific Ethanol, Inc.*^	23,900	105,160
Parallel Petroleum Corp.*^	25,100	491,207
Penn Virginia Corp.	26,800	1,181,612
PetroHawk Energy Corp.*	112,410	2,267,310
Petroleum Development Corp.*	8,800	609,576
PetroQuest Energy, Inc.*	24,000	416,160
Rosetta Resources, Inc.*^	42,700	839,909
Ship Finance International Ltd.^	25,200	662,256
Stone Energy Corp.*	17,356	907,893
Swift Energy Co.*	16,700	751,333
U.S. BioEnergy Corp.*^	44,900	264,910
Verenium Corp.*^	36,000	126,720
Warren Resources, Inc.*^	32,600	386,962
Whiting Petroleum Corp.*	24,000	1,551,600
World Fuel Services Corp.	20,800	583,856

		30,148,308

Total Energy		48,326,861

Financials (19.9%)
Capital Markets (1.6%)
Apollo Investment Corp.^	72,367	1,145,570
Ares Capital Corp.^	59,150	743,515
Calamos Asset Management, Inc., Class A	17,900	291,412
Cohen & Steers, Inc.^	12,250	324,502
FCStone Group, Inc.*	8,850	245,145
GFI Group, Inc.^	12,800	733,440
Greenhill & Co., Inc.^	10,380	722,033
Hercules Technology Growth Capital, Inc.	23,400	254,124
KBW, Inc.*^	18,400	405,720
Knight Capital Group, Inc., Class A*	57,600	935,424
MCG Capital Corp.^	42,200	383,598
NGP Capital Resources Co.^	13,771	226,120
optionsXpress Holdings, Inc.	35,000	724,850
Penson Worldwide, Inc.*	20,500	189,215
Piper Jaffray Cos.*^	15,100	512,796
Sanders Morris Harris Group, Inc.^	8,000	65,280
Stifel Financial Corp.*^	12,600	565,740
TICC Capital Corp.^	2,233	16,792
Waddell & Reed Financial, Inc.	52,900	1,699,677

		10,184,953

Commercial Banks (6.0%)
AMCORE Financial, Inc.^	18,500	376,475
AmericanWest Bancorp^	4,600	40,112
Ameris Bancorp^	8,240	132,334
Bancorp, Inc./Delaware*^	9,100	109,928
Banner Corp.^	14,400	331,776
Boston Private Financial Holdings, Inc.^	200	2,118
Capital Corp. of the West	4,140	33,203
Cathay General Bancorp^	41,800	866,514
Centennial Bank Holdings, Inc.*^	44,200	277,576
Center Financial Corp.^	7,400	67,044
Central Pacific Financial Corp.^	19,400	365,690
Chemical Financial Corp.^	14,700	350,448
Citizens Republic Bancorp, Inc.^	42,229	524,906
City Bank/Washington^	14,496	322,826
City Holding Co.	10,500	418,950
Community Bank System, Inc.^	18,300	449,448
CVB Financial Corp.^	50,639	527,152
Enterprise Financial Services Corp.^	6,200	155,000
First Bancorp/North Carolina^	13,100	261,083
First Bancorp/Puerto Rico^	51,500	523,240
First Charter Corp.^	26,416	705,571
First Commonwealth Financial Corp.^	45,952	532,584
First Community Bancorp, Inc./California	20,700	555,795
First Community Bancshares, Inc./Virginia^	7,264	264,555
First Financial Bankshares, Inc.^	16,844	690,267
First Midwest Bancorp, Inc./Illinois^	27,700	769,229
First Regional Bancorp/California*^	6,900	113,160
First South Bancorp, Inc./ North Carolina^	3,108	69,930
First State Bancorp/New Mexico	14,700	196,833
FirstMerit Corp.^	44,833	926,250
FNB Corp./Pennsylvania^	48,300	753,963
Frontier Financial Corp.^	28,475	503,438
Glacier Bancorp, Inc.^	34,840	667,883
Hancock Holding Co.^	21,300	895,026
Hanmi Financial Corp.^	29,100	215,049
Heritage Commerce Corp.^	8,100	148,473
Horizon Financial Corp.^	6,375	88,039
Independent Bank Corp./Massachusetts^	10,200	301,410
Independent Bank Corp./Michigan^	12,642	131,224
International Bancshares Corp.^	29,191	659,133
Investors Bancorp, Inc.*^	40,860	627,201
Irwin Financial Corp.^	22,100	117,351

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Bancorp, Inc.^	19,492	$252,031
Lakeland Financial Corp.^	8,400	190,260
Macatawa Bank Corp.^	7,027	73,151
MB Financial, Inc.^	29,245	900,161
Midwest Banc Holdings, Inc.^	11,650	148,887
National Penn Bancshares, Inc.^	55,973	1,018,149
NBT Bancorp, Inc.^	27,148	602,686
Old National Bancorp/Indiana^	53,140	956,520
Oriental Financial Group, Inc.	8,191	161,445
Pacific Capital Bancorp N.A.^	34,344	738,396
Park National Corp.^	7,774	550,788
Pinnacle Financial Partners, Inc.*^	11,200	286,720
Preferred Bank/California^	6,000	100,140
PrivateBancorp, Inc.^	11,300	355,611
Prosperity Bancshares, Inc.^	28,800	825,408
Renasant Corp.^	19,125	430,312
Republic Bancorp, Inc./Kentucky, Class A^	16,268	307,140
Royal Bancshares of Pennsylvania, Inc.^	11,446	165,624
Royal Bank of Canada	3,542	164,703
S&T Bancorp, Inc.^	20,460	658,198
Seacoast Banking Corp. of Florida^	16,480	180,456
Security Bank Corp./Georgia^	8,968	71,296
Signature Bank/New York*	23,800	606,900
South Financial Group, Inc.^	59,400	882,684
Southside Bancshares, Inc.^	7,168	172,534
Southwest Bancorp, Inc./Oklahoma	5,400	94,554
Sterling Bancorp/New York	9,362	145,392
Sterling Bancshares, Inc./Texas^	63,212	628,327
Sterling Financial Corp./Washington^	41,385	646,020
Suffolk Bancorp^	3,800	120,384
Sun Bancorp, Inc./New Jersey*^	14,662	193,098
Susquehanna Bancshares, Inc.^	50,535	1,029,398
SVB Financial Group*	21,300	929,532
Taylor Capital Group, Inc.	11,100	182,262
Tompkins Financial Corp.^	100	4,920
Trustmark Corp.^	37,600	837,728
UCBH Holdings, Inc.^	77,300	599,848
UMB Financial Corp.^	22,648	933,097
Umpqua Holdings Corp.^	52,128	808,506
Union Bankshares Corp./Virginia^	4,500	87,165
United Bankshares, Inc.^	30,100	802,165
United Community Banks, Inc./Georgia^	30,800	522,984
Washington Trust Bancorp, Inc.^	4,500	111,690
WesBanco, Inc.	15,000	370,650
Westamerica Bancorp^	17,800	936,280
Western Alliance Bancorp*^	12,000	154,320
Wilshire Bancorp, Inc.^	30,500	233,020
Wintrust Financial Corp.^	18,840	658,458

		37,898,185

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.^	39,600	298,980
Advanta Corp., Class B^	24,900	175,047
Cash America International, Inc.^	21,200	771,680
CompuCredit Corp.*^	18,600	164,982
QC Holdings, Inc.^	8,600	77,830

		1,488,519

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.^	23,800	229,194
Asta Funding, Inc.^	8,600	119,798
Heckmann Corp.*^	33,730	251,289
Hicks Acquisition Co. I, Inc.*^	34,650	318,087
Interactive Brokers Group, Inc.*^	32,000	821,440
MarketAxess Holdings, Inc.*^	27,900	277,326
NewStar Financial, Inc.*^	24,700	127,946
NRDC Acquisition Corp.*^	25,990	238,848
Portfolio Recovery Associates, Inc.	8,400	360,276
Primus Guaranty Ltd.*^	36,000	128,880
Resource America, Inc., Class A^	4,800	45,360
Triplecrown Acquisition Corp.*^	30,150	274,968

		3,193,412

Insurance (3.8%)
Alfa Corp.	20,700	454,986
Amtrust Financial Services, Inc.	20,500	332,305
Argo Group International Holdings Ltd.*	21,193	752,775
Aspen Insurance Holdings Ltd.	54,800	1,445,624
Assured Guaranty Ltd.	54,300	1,289,082
Castlepoint Holdings Ltd.	22,600	219,898
Commerce Group, Inc.	30,383	1,095,611
Crawford & Co., Class B*^	34,700	182,175
Delphi Financial Group, Inc., Class A	34,769	1,016,298
Employers Holdings, Inc.	28,290	524,497
Enstar Group Ltd.*^	5,400	600,858
Flagstone Reinsurance Holdings Ltd.	26,600	321,860
Greenlight Capital Reinsurance Ltd., Class A*	15,000	279,000
Hilb, Rogal & Hobbs Co.	27,317	859,666
Horace Mann Educators Corp.	34,900	610,052
Independence Holding Co.^	7,800	92,976
Infinity Property & Casualty Corp.	14,800	615,680
IPC Holdings Ltd.	36,800	1,030,400
LandAmerica Financial Group, Inc.	9,200	363,124
Max Capital Group Ltd.^	35,800	937,602
Midland Co.^	7,100	461,003
Montpelier Reinsurance Holdings Ltd.^	64,800	1,040,040
National Financial Partners Corp.^	30,300	680,841
National Western Life Insurance Co., Class A	1,800	390,222
Navigators Group, Inc.*	9,450	514,080
Odyssey Reinsurance Holdings Corp.^	22,700	834,225
Phoenix Cos., Inc.	66,000	805,860
Platinum Underwriters Holdings Ltd.	36,500	1,184,790
ProAssurance Corp.*	24,364	1,311,514
RLI Corp.	11,550	572,534
Security Capital Assurance Ltd.^	19,100	9,932
Selective Insurance Group, Inc.^	41,800	998,184
Stewart Information Services Corp.^	10,200	285,498
Tower Group, Inc.	11,400	286,938
United Fire & Casualty Co.	19,400	725,560
Zenith National Insurance Corp.	28,425	1,019,320

		24,145,010

Real Estate Investment Trusts (REITs) (6.5%)
Acadia Realty Trust (REIT)	26,800	647,220
Alexander’s, Inc. (REIT)*^	1,500	531,750
Alexandria Real Estate Equities, Inc. (REIT)^	21,100	1,956,392
American Campus Communities, Inc. (REIT)^	16,700	456,912
American Financial Realty Trust (REIT)	102,200	811,468

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Anworth Mortgage Asset Corp. (REIT)	42,600	$261,138
Ashford Hospitality Trust, Inc. (REIT)^	90,280	512,790
BioMed Realty Trust, Inc. (REIT)	37,850	904,236
CapLease, Inc. (REIT)^	34,800	270,396
Chimera Investment Corp. (REIT)^	20,920	257,316
Corporate Office Properties Trust SBI/Maryland (REIT)	31,200	1,048,632
Cousins Properties, Inc. (REIT)^	27,500	679,525
DCT Industrial Trust, Inc. (REIT)^	102,610	1,021,996
Deerfield Capital Corp. (REIT)^	43,695	61,610
DiamondRock Hospitality Co. (REIT)	71,817	909,921
Digital Realty Trust, Inc. (REIT)^	32,600	1,157,300
DuPont Fabros Technology, Inc. (REIT)	21,970	362,285
EastGroup Properties, Inc. (REIT)	19,000	882,740
Entertainment Properties Trust (REIT)^	15,600	769,548
Equity Lifestyle Properties, Inc. (REIT)	16,100	794,857
Equity One, Inc. (REIT)^	25,270	605,722
Extra Space Storage, Inc. (REIT)^	41,200	667,028
FelCor Lodging Trust, Inc. (REIT)	48,063	578,198
First Industrial Realty Trust, Inc. (REIT)^	33,800	1,044,082
Franklin Street Properties Corp. (REIT)^	41,800	598,576
Glimcher Realty Trust (REIT)^	23,000	275,080
Gramercy Capital Corp./ New York (REIT)^	15,500	324,415
Healthcare Realty Trust, Inc. (REIT)^	37,717	986,300
Hersha Hospitality Trust (REIT)	25,000	225,750
Highwoods Properties, Inc. (REIT)	40,400	1,255,228
Home Properties, Inc. (REIT)^	18,500	887,815
Inland Real Estate Corp. (REIT)^	42,500	646,425
LaSalle Hotel Properties (REIT)^	31,500	904,995
Lexington Realty Trust (REIT)^	47,699	687,343
LTC Properties, Inc. (REIT)	14,400	370,224
Maguire Properties, Inc. (REIT)^	27,833	398,290
Medical Properties Trust, Inc. (REIT)	29,400	332,808
MFA Mortgage Investments, Inc. (REIT)	84,500	532,350
Mid-America Apartment Communities, Inc. (REIT)^	19,200	956,928
National Health Investors, Inc. (REIT)^	14,700	459,375
National Retail Properties, Inc. (REIT)^	40,800	899,640
Nationwide Health Properties, Inc. (REIT)^	53,000	1,788,750
Omega Healthcare Investors, Inc. (REIT)	47,000	815,920
Parkway Properties, Inc./Maryland (REIT)^	9,400	347,424
Pennsylvania Real Estate Investment Trust (REIT)^	26,294	641,311
Post Properties, Inc. (REIT)^	24,900	961,638
Potlatch Corp. (REIT)	22,583	932,000
PS Business Parks, Inc. (REIT)	10,100	524,190
Ramco-Gershenson Properties Trust (REIT)	14,300	301,873
Realty Income Corp. (REIT)^	60,017	1,537,636
Redwood Trust, Inc. (REIT)^	13,900	505,265
Resource Capital Corp. (REIT)^	9,300	70,401
Senior Housing Properties Trust (REIT)	51,300	1,215,810
Sovran Self Storage, Inc. (REIT)	16,600	708,986
Strategic Hotels & Resorts, Inc. (REIT)^	53,850	707,051
Sunstone Hotel Investors, Inc. (REIT)	53,117	850,403
Tanger Factory Outlet Centers (REIT)^	20,500	788,635
Washington Real Estate Investment Trust (REIT)^	25,700	858,894

		41,490,791

Real Estate Management & Development (0.1%)
Consolidated-Tomoka Land Co.^	3,000	168,150
Meruelo Maddux Properties, Inc.*	42,900	108,966

		277,116

Thrifts & Mortgage Finance (1.2%)
Bank Mutual Corp.	27,800	298,572
BankUnited Financial Corp., Class A^	23,000	115,230
Brookline Bancorp, Inc.	39,200	450,016
Centerline Holding Co.^	42,233	171,466
Corus Bankshares, Inc.^	23,400	227,682
Downey Financial Corp.^	17,733	325,932
First Busey Corp.^	14,250	300,960
First Financial Holdings, Inc.^	4,500	105,570
First Niagara Financial Group, Inc.^	81,776	1,111,336
Flagstar Bancorp, Inc.^	45,900	331,398
Flushing Financial Corp.^	14,400	253,152
Franklin Bank Corp./Texas*^	27,500	83,325
Imperial Capital Bancorp, Inc.	5,500	118,910
NASB Financial, Inc.^	6,700	175,540
NewAlliance Bancshares, Inc.^	83,100	1,018,806
Oritani Financial Corp.*^	24,100	365,597
Provident Financial Services, Inc.^	49,856	704,964
Provident New York Bancorp	22,400	302,400
Rockville Financial, Inc.^	11,500	157,550
Trustco Bank Corp./New York^	56,583	503,023
United Community Financial Corp./Ohio^	11,700	72,540
Wauwatosa Holdings, Inc.*^	15,800	188,020
WSFS Financial Corp.	4,500	221,760

		7,603,749

Total Financials		126,281,735

Health Care (13.1%)
Biotechnology (3.5%)
ACADIA Pharmaceuticals, Inc.*^	24,800	224,688
Acorda Therapeutics, Inc.*	15,900	285,405
Alexion Pharmaceuticals, Inc.*^	21,580	1,279,694
Alkermes, Inc.*^	69,300	823,284
Alnylam Pharmaceuticals, Inc.*^	25,800	629,520
Applera Corp.- Celera Group*	63,100	927,570
ARIAD Pharmaceuticals, Inc.*^	45,900	154,683
Array BioPharma, Inc.*^	33,900	237,639
BioMarin Pharmaceutical, Inc.*^	58,368	2,064,476
Celgene Corp.*	15,715	963,172
Cell Genesys, Inc.*^	16,700	39,245
Cepheid, Inc.*^	31,900	778,041
Cubist Pharmaceuticals, Inc.*	45,849	844,539
Encysive Pharmaceuticals, Inc.*^	26,600	62,510
Enzon Pharmaceuticals, Inc.*^	22,000	202,620
Halozyme Therapeutics, Inc.*^	51,500	327,540
Human Genome Sciences, Inc.*^	94,200	554,838
Incyte Corp.*^	48,400	508,684
Isis Pharmaceuticals, Inc.*^	52,400	739,364

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Lifecell Corp.*^	24,000	$1,008,720
MannKind Corp.*^	36,200	216,114
Martek Biosciences Corp.*	20,400	623,628
Maxygen, Inc.*^	27,200	175,712
Medarex, Inc.*^	89,800	794,730
Momenta Pharmaceuticals, Inc.*	27,800	303,854
Myriad Genetics, Inc.*^	32,050	1,291,295
Nabi Biopharmaceuticals*^	66,457	267,157
Omrix Biopharmaceuticals, Inc.*	11,000	154,000
Onyx Pharmaceuticals, Inc.*^	38,300	1,111,849
OSI Pharmaceuticals, Inc.*	32,100	1,200,219
Regeneron Pharmaceuticals, Inc.*	50,600	971,014
Rigel Pharmaceuticals, Inc.*^	18,400	343,344
Savient Pharmaceuticals, Inc.*^	41,900	838,000
United Therapeutics Corp.*	14,980	1,298,766
Vanda Pharmaceuticals, Inc.*^	21,300	82,431
ZymoGenetics, Inc.*^	22,900	224,420

		22,552,765

Health Care Equipment & Supplies (3.3%)
Accuray, Inc.*^	24,900	194,469
Align Technology, Inc.*^	47,400	526,614
American Medical Systems Holdings, Inc.*^	57,700	818,763
Analogic Corp.	11,200	745,248
ArthroCare Corp.*^	22,100	737,035
CONMED Corp.*	23,800	610,232
ev3, Inc.*^	29,200	237,688
Haemonetics Corp.*	15,100	899,658
Hologic, Inc.*	72,600	4,036,560
I-Flow Corp.*^	12,900	180,987
Immucor, Inc.*	41,968	895,597
Integra LifeSciences Holdings Corp.*^	14,400	625,968
Invacare Corp.^	23,000	512,440
Inverness Medical Innovations, Inc.*^	43,090	1,297,009
Mentor Corp.	29,500	758,740
Meridian Bioscience, Inc.^	31,750	1,061,402
NuVasive, Inc.*	24,011	828,620
Orthofix International N.V.*^	13,200	524,964
Sirona Dental Systems, Inc.*^	10,800	291,276
Spectranetics Corp.*^	22,500	188,100
Stereotaxis, Inc.*^	18,000	106,560
STERIS Corp.	41,100	1,102,713
SurModics, Inc.*^	11,700	489,996
Symmetry Medical, Inc.*	21,500	356,900
Thoratec Corp.*^	41,555	593,821
TomoTherapy, Inc.*	16,400	235,340
Volcano Corp.*	30,500	381,250
West Pharmaceutical Services, Inc.^	18,814	832,143
Wright Medical Group, Inc.*	28,317	683,573

		20,753,666

Health Care Providers & Services (2.7%)
Amedisys, Inc.*	19,751	777,004
AMERIGROUP Corp.*	31,317	855,894
AMN Healthcare Services, Inc.*	20,706	319,286
Amsurg Corp.*	24,450	578,976
Apria Healthcare Group, Inc.*	32,600	643,850
Assisted Living Concepts, Inc., Class A*^	48,200	283,898
Centene Corp.*	34,900	486,506
Chemed Corp.	17,300	730,060
Cross Country Healthcare, Inc.*^	24,600	304,302
Gentiva Health Services, Inc.*	16,000	348,160
HealthExtras, Inc.*	24,800	616,032
HealthSouth Corp.*^	63,000	1,120,770
Healthspring, Inc.*	39,700	558,976
Healthways, Inc.*^	21,350	754,509
HMS Holdings Corp.*	12,800	365,440
inVentiv Health, Inc.*^	23,000	662,630
Kindred Healthcare, Inc.*	20,500	448,335
LCA-Vision, Inc.^	16,050	200,625
Magellan Health Services, Inc.*	29,200	1,158,948
Matria Healthcare, Inc.*	13,000	289,900
MedCath Corp.*^	10,550	192,010
Nighthawk Radiology Holdings, Inc.*^	16,200	151,632
Owens & Minor, Inc.^	28,700	1,129,058
PharMerica Corp.*^	19,503	323,165
Providence Service Corp.*^	6,600	198,000
PSS World Medical, Inc.*^	53,800	896,308
Psychiatric Solutions, Inc.*^	30,200	1,024,384
Sun Healthcare Group, Inc.*	27,100	356,094
Sunrise Senior Living, Inc.*^	36,680	817,231
Universal American Corp.*	38,900	412,340

		17,004,323

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	41,200	425,184
Eclipsys Corp.*	33,200	651,052
Omnicell, Inc.*^	26,300	528,630
Phase Forward, Inc.*	31,600	539,728
TriZetto Group, Inc.*^	33,000	550,770

		2,695,364

Life Sciences Tools & Services (1.7%)
Affymetrix, Inc.*^	54,700	952,327
AMAG Pharmaceuticals, Inc.*^	9,917	400,944
Bio-Rad Laboratories, Inc., Class A*	13,700	1,218,615
Bruker Corp.*	40,400	621,756
Dionex Corp.*	14,700	1,131,753
eResearchTechnology, Inc.*^	26,625	330,682
Exelixis, Inc.*^	69,200	480,940
Illumina, Inc.*^	32,684	2,480,716
Kendle International, Inc.*	7,200	323,424
Luminex Corp.*	21,800	428,370
Nektar Therapeutics*^	57,000	395,580
PAREXEL International Corp.*	32,200	840,420
Varian, Inc.*	22,100	1,280,032

		10,885,559

Pharmaceuticals (1.5%)
Alpharma, Inc., Class A*^	34,700	909,487
Auxilium Pharmaceuticals, Inc.*^	22,600	604,324
Caraco Pharmaceutical Laboratories Ltd.*	15,900	285,405
Cypress Bioscience, Inc.*^	25,900	185,444
Durect Corp.*	30,400	159,600
KV Pharmaceutical Co., Class A*^	27,700	691,392
Medicines Co.*	35,900	725,180
Medicis Pharmaceutical Corp., Class A^	39,000	767,910
Nastech Pharmaceutical Co., Inc.*^	9,700	22,795
Par Pharmaceutical Cos., Inc.*^	21,000	365,190
Perrigo Co.^	47,800	1,803,494
Pozen, Inc.*	20,400	211,344
Salix Pharmaceuticals Ltd.*^	34,000	213,520
Sciele Pharma, Inc.*^	35,100	684,450
SuperGen, Inc.*	32,200	80,822
Valeant Pharmaceuticals International*^	73,200	939,156
ViroPharma, Inc.*^	43,400	387,996

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
XenoPort, Inc.*^	17,300	$700,131

		9,737,640

Total Health Care		83,629,317

Industrials (15.2%)
Aerospace & Defense (1.6%)
AAR Corp.*	28,750	784,013
Ceradyne, Inc.*	19,750	631,210
Curtiss-Wright Corp.	24,700	1,024,556
DynCorp International, Inc., Class A*	19,200	320,256
Esterline Technologies Corp.*	20,000	1,007,400
GenCorp, Inc.*^	35,400	364,266
Heico Corp.^	20,500	999,375
Hexcel Corp.*	54,600	1,043,406
Ladish Co., Inc.*	8,100	291,600
Moog, Inc., Class A*	21,059	888,900
Orbital Sciences Corp.*^	36,200	872,420
Taser International, Inc.*^	49,700	467,180
Teledyne Technologies, Inc.*	20,768	976,096
Triumph Group, Inc.^	9,200	523,756

		10,194,434

Air Freight & Logistics (0.4%)
ABX Holdings, Inc.*^	45,100	132,594
Atlas Air Worldwide Holdings, Inc.*	10,700	588,500
Dynamex, Inc.*^	10,400	263,120
Forward Air Corp.^	22,550	799,172
Hub Group, Inc., Class A*	29,400	966,966
Pacer International, Inc.	7,300	119,939

		2,870,291

Airlines (0.5%)
AirTran Holdings, Inc.*^	50,300	331,980
Alaska Air Group, Inc.*^	31,300	614,106
Allegiant Travel Co.*^	10,800	285,336
JetBlue Airways Corp.*^	127,700	740,660
Republic Airways Holdings, Inc.*	19,100	413,706
SkyWest, Inc.	33,600	709,632

		3,095,420

Building Products (0.4%)
Ameron International Corp.^	7,300	682,769
Apogee Enterprises, Inc.	24,000	369,600
Insteel Industries, Inc.^	15,500	180,265
NCI Building Systems, Inc.*^	14,700	355,740
Simpson Manufacturing Co., Inc.^	31,400	853,452
Universal Forest Products, Inc.^	13,350	429,870

		2,871,696

Commercial Services & Supplies (4.6%)
ABM Industries, Inc.	31,400	704,616
ACCO Brands Corp.*^	43,200	586,224
Advisory Board Co.*	13,400	736,196
American Ecology Corp.	8,300	210,239
Bowne & Co., Inc.	18,500	282,125
Casella Waste Systems, Inc.*	21,400	233,902
Cenveo, Inc.*^	40,950	428,337
Clean Harbors, Inc.*	10,900	708,500
Comfort Systems USA, Inc.	22,800	296,628
COMSYS IT Partners, Inc.*^	8,600	72,756
Consolidated Graphics, Inc.*	6,000	336,300
CoStar Group, Inc.*^	15,400	662,200
CRA International, Inc.*^	8,400	269,976
Deluxe Corp.	41,600	799,136
EnergySolutions, Inc.	18,840	432,189
EnerNOC, Inc.*^	8,400	95,760
Ennis, Inc.^	19,750	331,405
FTI Consulting, Inc.*	27,675	1,966,032
G&K Services, Inc., Class A	13,600	484,296
GEO Group, Inc.*	30,700	873,108
GeoEye, Inc.*^	12,600	327,474
Healthcare Services Group, Inc.^	32,175	664,092
Heidrick & Struggles International, Inc.	10,300	335,059
Herman Miller, Inc.	33,583	825,134
Hudson Highland Group, Inc.*	20,200	171,094
Huron Consulting Group, Inc.*	12,500	519,375
ICT Group, Inc.*^	14,500	146,305
IHS, Inc., Class A*	19,200	1,234,752
IKON Office Solutions, Inc.	47,700	362,520
Interface, Inc., Class A	30,500	428,525
Kenexa Corp.*	500	9,240
Knoll, Inc.	39,783	459,096
Korn/Ferry International*	34,192	577,845
Layne Christensen Co.*	11,100	388,722
M&F Worldwide Corp.*^	9,700	362,683
McGrath Rentcorp^	15,300	368,883
Mine Safety Appliances Co.^	22,100	910,299
Mobile Mini, Inc.*	20,500	389,500
Navigant Consulting, Inc.*	28,200	535,236
PeopleSupport, Inc.*^	25,400	231,648
PHH Corp.*	44,000	766,920
Resources Connection, Inc.	39,200	700,504
Rollins, Inc.	25,762	455,730
RSC Holdings, Inc.*^.	17,100	186,390
School Specialty, Inc.*	16,900	533,026
Spherion Corp.*	32,080	196,330
Standard Register Co.^	16,600	129,314
Team, Inc.*	8,800	240,240
TeleTech Holdings, Inc.*	33,500	752,410
Tetra Tech, Inc.*	32,415	632,417
TrueBlue, Inc.*	24,500	329,280
United Stationers, Inc.*^	14,800	705,960
Viad Corp	12,500	450,125
Waste Connections, Inc.*	39,775	1,222,683
Waste Services, Inc.*^	44,599	362,144
Watson Wyatt Worldwide, Inc., Class A	27,000	1,532,250

		28,953,130

Construction & Engineering (0.6%)
Aecom Technology Corp.*	32,200	837,522
EMCOR Group, Inc.*	36,400	808,444
Granite Construction, Inc.^	28,600	935,506
Insituform Technologies, Inc., Class A*^	21,400	295,962
Perini Corp.*	21,400	775,322

		3,652,756

Electrical Equipment (1.7%)
A.O. Smith Corp.	15,750	517,702
Acuity Brands, Inc.^	24,325	1,044,759
American Superconductor Corp.*^	29,800	691,062
AZZ, Inc.*	6,500	231,270
Baldor Electric Co.^	25,474	713,272
Belden, Inc.^	32,500	1,147,900
Brady Corp., Class A^	28,700	959,441
Energy Conversion Devices, Inc.*^	33,000	986,700
EnerSys*	12,700	303,784
Evergreen Solar, Inc.*	75,600	700,812
Franklin Electric Co., Inc.	10,800	369,036
GrafTech International Ltd.*	58,100	941,801
II-VI, Inc.*	13,200	501,336
Regal-Beloit Corp.	17,800	652,014
Superior Essex, Inc.*	15,800	444,296
Woodward Governor Co.	33,400	892,448

		11,097,633

Industrial Conglomerates (0.4%)
Raven Industries, Inc.^	11,500	348,450

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Walter Industries, Inc.^	31,700	$1,985,371

		2,333,821

Machinery (3.3%)
Actuant Corp., Class A^	31,700	957,657
Albany International Corp.	16,350	590,889
Astec Industries, Inc.*	15,100	585,276
Badger Meter, Inc.^	7,900	341,280
Barnes Group, Inc.^	25,720	590,274
Blount International, Inc.*	21,200	262,244
Briggs & Stratton Corp.^	27,550	493,145
Bucyrus International, Inc., Class A^	20,825	2,116,861
Cascade Corp.^	9,500	468,445
Chart Industries, Inc.*	7,600	257,184
CIRCOR International, Inc.	13,100	605,875
Clarcor, Inc.^	28,600	1,016,730
Columbus McKinnon Corp.*	10,500	325,290
Dynamic Materials Corp.^	7,200	311,040
EnPro Industries, Inc.*	13,200	411,708
ESCO Technologies, Inc.*^	20,804	826,335
Federal Signal Corp.	27,300	381,108
Force Protection, Inc.*^	54,500	109,545
Gehl Co.*^	9,400	159,236
Gorman-Rupp Co.	8,000	263,120
Kaydon Corp.^	15,800	693,778
L.B. Foster Co., Class A*	5,900	254,054
Lindsay Corp.^	7,200	737,784
Middleby Corp.*^	10,600	661,334
Mueller Industries, Inc.	26,200	755,870
Mueller Water Products, Inc., Class A^	87,400	714,932
NACCO Industries, Inc., Class A	3,200	259,008
Nordson Corp.	18,800	1,012,380
RBC Bearings, Inc.*	11,800	438,134
Robbins & Myers, Inc.	15,700	512,605
Sun Hydraulics Corp.^	11,700	342,459
Tecumseh Products Co., Class A*	8,600	263,848
Tennant Co.	9,600	382,176
Titan International, Inc.	19,300	590,773
Valmont Industries, Inc.^	10,600	931,634
Wabtec Corp.	28,886	1,087,847
Watts Water Technologies, Inc., Class A^	17,500	490,525

		21,202,383

Marine (0.5%)
American Commercial Lines, Inc.*^	45,200	714,160
Eagle Bulk Shipping, Inc.^	33,400	860,384
Genco Shipping & Trading Ltd.^	14,200	801,306
Horizon Lines, Inc., Class A^	29,900	556,439
Ultrapetrol Bahamas Ltd.*	15,000	153,600

		3,085,889

Road & Rail (0.7%)
AMERCO, Inc.*^	8,500	485,265
Arkansas Best Corp.^	16,128	513,838
Dollar Thrifty Automotive Group, Inc.*^	17,700	241,428
Genesee & Wyoming, Inc., Class A*	18,025	620,060
Heartland Express, Inc.^	26,912	383,765
Knight Transportation, Inc.^	42,109	693,114
Old Dominion Freight Line, Inc.*^	17,950	571,349
Werner Enterprises, Inc.^	36,800	683,008

		4,191,827

Trading Companies & Distributors (0.5%)
Applied Industrial Technologies, Inc.	24,900	744,261
H&E Equipment Services, Inc.*^	21,800	274,026
Houston Wire & Cable Co.^	13,500	216,270
Kaman Corp.	19,500	551,655
Lawson Products, Inc.	8,200	225,910
Rush Enterprises, Inc., Class A*	26,550	420,552
Watsco, Inc.^	16,500	683,430

		3,116,104

Total Industrials		96,665,384

Information Technology (16.9%)
Communications Equipment (2.1%)
3Com Corp.*	280,500	642,345
Acme Packet, Inc.*^	29,100	232,509
ADTRAN, Inc.	33,600	621,600
Anaren, Inc.*	10,908	138,095
Arris Group, Inc.*^	87,300	508,086
Aruba Networks, Inc.*	18,300	95,343
Avocent Corp.*	40,300	681,070
Bel Fuse, Inc., Class B	8,600	239,596
BigBand Networks, Inc.*	21,600	123,768
Blue Coat Systems, Inc.*	22,200	489,288
Comtech Telecommunications Corp.*	16,325	636,675
Dycom Industries, Inc.*	34,033	408,737
Finisar Corp.*^	214,500	274,560
Foundry Networks, Inc.*	91,800	1,063,044
Harmonic, Inc.*	50,600	384,560
Harris Stratex Networks, Inc., Class A*^	24,375	244,481
Hughes Communications, Inc.*^	6,600	334,488
InterDigital, Inc.*^	41,900	830,039
NETGEAR, Inc.*^	24,400	486,780
Nextwave Wireless, Inc.*^	35,700	180,285
OpNext, Inc.*^	41,900	228,355
Orbcomm, Inc.*^	22,000	109,120
Plantronics, Inc.	36,200	699,022
Polycom, Inc.*	59,400	1,338,876
Powerwave Technologies, Inc.*^	104,300	265,965
Sonus Networks, Inc.*^	213,100	733,064
Sycamore Networks, Inc.*^	152,400	557,784
Symmetricom, Inc.*^	39,300	137,157
Tekelec*^	43,600	542,820

		13,227,512

Computers & Peripherals (0.9%)
Adaptec, Inc.*^	85,400	251,076
Avid Technology, Inc.*^	22,967	559,017
Electronics for Imaging, Inc.*^	39,300	586,356
Emulex Corp.*	49,400	802,256
Hutchinson Technology, Inc.*^	18,800	299,108
Imation Corp.^	25,000	568,500
Intermec, Inc.*^	33,800	750,022
Isilon Systems, Inc.*^	33,300	162,504
Novatel Wireless, Inc.*^	24,000	232,320
Palm, Inc.^	82,800	414,000
Quantum Corp.*	96,236	205,945
Rackable Systems, Inc.*^	16,900	154,128
Rimage Corp.*^	10,300	225,570
Synaptics, Inc.*^	19,750	471,630

		5,682,432

Electronic Equipment & Instruments (2.5%)
Agilysys, Inc.^	23,350	270,860
Anixter International, Inc.*^	18,300	1,171,932
Benchmark Electronics, Inc.*	55,575	997,571
Checkpoint Systems, Inc.*	33,200	891,420
Cogent, Inc.*^	29,200	275,356
Cognex Corp.	30,300	661,449
CTS Corp.^	20,400	218,280
DTS, Inc.*^	13,100	314,400

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Excel Technology, Inc.*	6,200	$167,152
Flir Systems, Inc.*^	73,900	2,223,651
Insight Enterprises, Inc.*	38,100	666,750
Itron, Inc.*^	17,060	1,539,324
L-1 Identity Solutions, Inc.*^	51,066	679,178
Littelfuse, Inc.*	18,500	646,945
LoJack Corp.*	15,200	192,128
Measurement Specialties, Inc.*^	5,900	103,073
MTS Systems Corp.	9,900	319,374
Multi-Fineline Electronix, Inc.*	10,950	205,531
Newport Corp.*^	19,200	214,464
OSI Systems, Inc.*^	8,600	197,972
Plexus Corp.*	34,500	967,725
Rofin-Sinar Technologies, Inc.*	24,800	1,113,520
Rogers Corp.*	9,800	327,418
Scansource, Inc.*	21,200	767,228
Technitrol, Inc.	26,900	622,197

		15,754,898

Internet Software & Services (2.2%)
Ariba, Inc.*^	62,712	605,798
CMGI, Inc.*^	30,300	401,778
CNET Networks, Inc.*^	121,100	859,810
DealerTrack Holdings, Inc.*^	26,700	539,874
Digital River, Inc.*	30,400	941,488
DivX, Inc.*	22,400	156,800
EarthLink, Inc.*^	81,400	614,570
Equinix, Inc.*^	22,800	1,515,972
Internap Network Services Corp.*	30,900	153,264
Internet Capital Group, Inc.*	19,900	208,353
j2 Global Communications, Inc.*	39,500	881,640
Knot, Inc.*^	21,900	257,325
Mercadolibre, Inc.*^	10,800	429,408
NIC, Inc.^	41,400	294,354
Omniture, Inc.*	28,396	659,071
Perficient, Inc.*^	23,500	186,590
RealNetworks, Inc.*^	53,600	307,128
S1 Corp.*	39,700	282,267
Sohu.com, Inc.*	15,300	690,489
TechTarget, Inc.*^	22,900	324,493
Terremark Worldwide, Inc.*^	40,710	223,091
United Online, Inc.^	46,050	486,288
ValueClick, Inc.*	60,850	1,049,662
Vignette Corp.*	22,080	291,677
VistaPrint Ltd.*^	24,000	838,800
Websense, Inc.*^	35,300	661,875

		13,861,865

IT Services (2.0%)
BearingPoint, Inc.*^	161,400	271,152
CACI International, Inc., Class A*	23,500	1,070,425
CIBER, Inc.*	43,500	213,150
Cybersource Corp.*	40,400	590,244
Euronet Worldwide, Inc.*^	39,000	751,140
ExlService Holdings, Inc.*^	18,100	415,576
Gartner, Inc.*^	38,389	742,443
Gevity HR, Inc.^	19,600	169,736
Global Cash Access Holdings, Inc.*^	36,100	211,546
Integral Systems, Inc.	6,348	185,552
ManTech International Corp., Class A*	14,100	639,576
MAXIMUS, Inc.^	17,500	642,425
MPS Group, Inc.*	58,467	691,080
Ness Technologies, Inc.*	26,400	250,536
Online Resources Corp.*^	12,900	124,098
Perot Systems Corp., Class A*	70,100	1,054,304
RightNow Technologies, Inc.*	21,950	261,205
SAIC, Inc.*	104,320	1,939,309
Sapient Corp.*	49,700	345,912
SRA International, Inc., Class A*	33,100	804,661
SYKES Enterprises, Inc.*	18,300	321,897
Wright Express Corp.*	31,800	977,214

		12,673,181

Semiconductors & Semiconductor Equipment (3.1%)
Amkor Technology, Inc.*	58,300	623,810
Atheros Communications, Inc.*^	42,700	889,868
ATMI, Inc.*	28,020	779,797
Axcelis Technologies, Inc.*	57,900	324,240
Brooks Automation, Inc.*^	60,702	590,023
Cabot Microelectronics Corp.*^	18,600	597,990
Cavium Networks, Inc.*^	14,000	229,600
Conexant Systems, Inc.*^	362,600	210,272
Credence Systems Corp.*^	38,930	66,181
Cymer, Inc.*^	27,800	723,912
Diodes, Inc.*^	18,075	396,927
DSP Group, Inc.*	22,800	290,472
Entegris, Inc.*	63,835	458,974
Exar Corp.*^	27,797	228,769
FEI Co.*	32,644	712,618
FormFactor, Inc.*	35,200	672,320
Kulicke & Soffa Industries, Inc.*^	44,700	213,666
Lattice Semiconductor Corp.*	91,900	260,996
Micrel, Inc.	30,900	286,443
Microsemi Corp.*^	44,072	1,004,842
Microtune, Inc.*	32,100	117,486
MIPS Technologies, Inc.*^	28,100	111,276
MKS Instruments, Inc.*^	40,500	866,700
Monolithic Power Systems, Inc.*	20,800	366,704
Netlogic Microsystems, Inc.*^	13,200	318,648
OmniVision Technologies, Inc.*	44,000	740,080
ON Semiconductor Corp.*^	180,500	1,025,240
Photronics, Inc.*	30,100	287,455
PMC-Sierra, Inc.*^	171,000	974,700
RF Micro Devices, Inc.*^	202,261	538,014
Semtech Corp.*	57,000	816,810
Sigma Designs, Inc.*	16,500	374,055
SiRF Technology Holdings, Inc.*^	42,500	216,325
Skyworks Solutions, Inc.*^	115,000	837,200
Standard Microsystems Corp.*^	16,500	481,470
Supertex, Inc.*^	8,200	167,362
Tessera Technologies, Inc.*	27,700	576,160
Trident Microsystems, Inc.*	38,700	199,305
TriQuint Semiconductor, Inc.*	100,400	508,024
Zoran Corp.*	39,700	542,302

		19,627,036

Software (4.1%)
ACI Worldwide, Inc.*	21,200	422,304
Advent Software, Inc.*^	13,900	592,418
Ansoft Corp.*	10,800	329,616
ANSYS, Inc.*	50,200	1,732,904
Blackbaud, Inc.	35,198	854,608
Blackboard, Inc.*^	22,900	763,257
Bottomline Technologies, Inc.*^	9,900	124,740
Commvault Systems, Inc.*^	23,800	295,120
Concur Technologies, Inc.*^	29,200	906,660
Epicor Software Corp.*^	36,100	404,320
Informatica Corp.*	61,700	1,052,602
Jack Henry & Associates, Inc.	45,500	1,122,485
Lawson Software, Inc.*^	104,200	784,626
Macrovision Corp.*^	37,100	500,850
Manhattan Associates, Inc.*	14,800	339,364
Mentor Graphics Corp.*	72,000	635,760
Micros Systems, Inc.*	52,400	1,763,784
MicroStrategy, Inc., Class A*^	7,000	517,930
MSC.Software Corp.*	24,400	316,956

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Net 1 UEPS Technologies, Inc.*	25,500	$575,025
Nuance Communications, Inc.*^	82,000	1,427,620
Parametric Technology Corp.*	66,440	1,061,711
Progress Software Corp.*	27,800	831,776
QAD, Inc.^	25,700	216,137
Quest Software, Inc.*	55,400	724,078
Radiant Systems, Inc.*^	16,100	224,917
Secure Computing Corp.*	33,575	216,559
Smith Micro Software, Inc.*^	22,900	140,148
Solera Holdings, Inc.*^	21,000	511,560
SPSS, Inc.*	10,600	411,068
Sybase, Inc.*	55,633	1,463,148
Symyx Technologies, Inc.*^	16,272	122,040
Synchronoss Technologies, Inc.*^	14,700	294,441
Take-Two Interactive Software, Inc.*	41,600	1,061,632
THQ, Inc.*^	53,525	1,166,845
TIBCO Software, Inc.*^	106,200	758,268
TiVo, Inc.*	77,990	683,192
Tyler Technologies, Inc.*	21,700	303,366
Ultimate Software Group, Inc.*^	18,900	568,134
Vasco Data Security International, Inc.*	16,300	222,984

		26,444,953

Total Information Technology		107,271,877

Materials (5.9%)
Chemicals (2.7%)
Arch Chemicals, Inc.	19,400	722,844
Calgon Carbon Corp.*^	24,500	368,725
CF Industries Holdings, Inc.	31,580	3,272,320
Ferro Corp.	34,600	514,156
Flotek Industries, Inc.*^	13,100	191,129
H.B. Fuller Co.	43,200	881,712
Hercules, Inc.	69,200	1,265,668
Koppers Holdings, Inc.	11,700	518,427
Minerals Technologies, Inc.	13,800	866,640
NewMarket Corp.	9,700	731,865
Olin Corp.	51,832	1,024,200
OM Group, Inc.*	18,200	992,628
PolyOne Corp.*	55,200	351,624
Rockwood Holdings, Inc.*	28,020	918,215
Sensient Technologies Corp.	36,600	1,079,334
Terra Industries, Inc.*	57,800	2,053,634
W.R. Grace & Co.*^	40,500	924,210
Zep, Inc.	16,962	275,124

		16,952,455

Construction Materials (0.2%)
Texas Industries, Inc.^	17,200	1,033,892

Containers & Packaging (0.7%)
AptarGroup, Inc.	43,100	1,677,883
Greif, Inc., Class A	18,900	1,283,877
Rock-Tenn Co., Class A^	26,600	797,202
Silgan Holdings, Inc.	18,900	938,007

		4,696,969

Metals & Mining (2.0%)
AMCOL International Corp.^	20,500	640,215
Apex Silver Mines Ltd.*^	46,900	568,428
Century Aluminum Co.*	19,100	1,265,184
Coeur d’Alene Mines Corp.*^	281,300	1,136,452
Compass Minerals International, Inc.	22,900	1,350,642
Esmark, Inc.*^	12,400	140,120
Haynes International, Inc.*^	9,300	510,384
Hecla Mining Co.*^	65,900	735,444
Kaiser Aluminum Corp.	12,100	838,530
Quanex Corp.^	20,650	1,068,431
Royal Gold, Inc.^	19,400	585,298
RTI International Metals, Inc.*^	16,300	736,923
Schnitzer Steel Industries, Inc., Class A	12,450	884,199
Sims Group Ltd. (ADR)	40,385	1,111,395
Stillwater Mining Co.*^	24,200	374,374
Worthington Industries, Inc.^	54,600	921,102

		12,867,121

Paper & Forest Products (0.3%)
AbitibiBowater, Inc.^	36,160	466,826
Buckeye Technologies, Inc.*	30,400	339,264
Deltic Timber Corp.^	7,600	423,320
Glatfelter (P.H.) Co.	35,900	542,449
Neenah Paper, Inc.^	11,400	293,892

		2,065,751

Total Materials		37,616,188

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
Alaska Communications Systems Group, Inc.^	34,700	424,728
Cincinnati Bell, Inc.*	204,200	869,892
Cogent Communications Group, Inc.*^	40,000	732,400
General Communication, Inc., Class A*^	41,150	252,661
Global Crossing Ltd.*^	19,300	292,588
Globalstar, Inc.*^	37,900	276,291
Iowa Telecommunications Services, Inc.^	1,300	23,049
NTELOS Holdings Corp.	22,900	554,180
PAETEC Holding Corp.*^	52,130	347,186
Premiere Global Services, Inc.*	34,400	493,296
Time Warner Telecom, Inc., Class A*^	90,050	1,394,874
Vonage Holdings Corp.*^	136,200	251,970

		5,913,115

Wireless Telecommunication Services (0.1%)
Syniverse Holdings, Inc.*	19,700	328,202
USA Mobility, Inc.*	18,500	132,090

		460,292

Total Telecommunication Services		6,373,407

Utilities (3.1%)
Electric Utilities (1.4%)
ALLETE, Inc.^	12,300	475,026
Cleco Corp.^	41,600	922,688
El Paso Electric Co.*	21,500	459,455
Empire District Electric Co.^	19,500	394,875
IDACORP, Inc.^	31,500	1,011,465
ITC Holdings Corp.^	25,850	1,345,751
MGE Energy, Inc.^	17,000	579,020
Otter Tail Corp.^	14,500	513,155
Portland General Electric Co.	22,683	511,502
UIL Holdings Corp.^	17,600	530,288
Unisource Energy Corp.	27,300	607,698
Westar Energy, Inc.	52,017	1,184,427

		8,535,350

Gas Utilities (0.9%)
Laclede Group, Inc.	15,700	559,391
New Jersey Resources Corp.	23,025	714,926
Nicor, Inc.^	26,800	898,068
Northwest Natural Gas Co.^	14,000	608,160
Piedmont Natural Gas Co.^	42,733	1,122,169
South Jersey Industries, Inc.	14,400	505,584
Southwest Gas Corp.	21,200	592,752
WGL Holdings, Inc.	27,000	865,620

		5,866,670

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	7,800	$335,478

Multi-Utilities (0.6%)
Aquila, Inc.*	268,000	860,280
Avista Corp.^	24,800	485,088
Black Hills Corp.^	26,200	937,436
CH Energy Group, Inc.	8,800	342,320
NorthWestern Corp.	28,697	699,346
PNM Resources, Inc.	43,750	545,562

		3,870,032

Water Utilities (0.1%)
American States Water Co.	9,500	342,000
California Water Service Group^	14,100	537,915

		879,915

Total Utilities		19,487,445

Total Common Stocks (98.9%) (Cost $643,386,042)		628,625,992

	Number of Rights
RIGHTS:
Financials (0.0%)
Capital Markets (0.0%)
Ares Capital Corp., expiring 4/21/08*	19,716	11,042
MCG Capital Corp., expiring 4/18/08*	6,028	6,450

		17,492

Thrifts & Mortgage Finance (0.0%)
Centerline Holding Co., expiring 4/4/08*†(b)	42,233	—

Total Rights (0.0%) (Cost $—)		17,492

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
1.38%, 5/29/08 #(p)	$1,455,000	1,451,711

Short-Term Investments of Cash Collateral for Securities Loaned (28.9%)
American Honda Finance Corp.
2.96%, 9/11/08 (l)	2,500,000	2,500,000
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	5,000,000	5,000,000
Bank of Montreal/Chicago
2.91%, 3/12/09 (l)	15,000,000	15,000,000
Bear Stearns Cos., Inc.
3.13%, 3/23/09 (l)	5,000,000	5,000,000
Calyon/New York
2.37%, 10/14/08 (l)	9,998,574	9,998,574
Comerica Bank
4.46%, 1/12/09 (l)	5,001,140	5,001,140
2.59%, 6/19/09 (l)	5,000,584	5,000,584
Den Danske Bank/London
3.10%, 4/1/08	5,000,000	5,000,000
Deutsche Bank Securities, Inc.
3.00%, 4/1/08 (r)	8,969,204	8,969,204
Five Finance, Inc.
2.38%, 6/19/08 (l)	9,999,517	9,999,517
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	12,000,000	12,000,000
Lehman Brothers Holdings, Inc.
4.69%, 4/2/08 (l)	14,001,323	14,001,323
Links Finance LLC
2.37%, 6/22/09 (l)	14,995,304	14,995,304
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
MBIA Global Funding LLC
2.37%, 9/25/08 (l)	10,000,000	10,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	10,000,000	10,000,000
2.40%, 3/26/10 (l)	3,000,000	3,000,000
2.43%, 5/26/10 (l)	2,000,000	2,000,000
National Bank of Canada/New York
2.95%, 4/16/08 (l)	5,000,000	5,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	5,000,000	5,000,000
Pricoa Global Funding I
2.41%, 12/15/09 (l)	7,000,000	7,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	5,000,000	5,000,000
Tango Finance Corp.
2.38%, 6/25/09 (l)	9,995,468	9,995,468
Wells Fargo & Co.
3.12%, 8/3/09 (l)	10,000,000	10,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		183,461,114

Time Deposit (0.6%)
JPMorgan Chase Nassau
1.59%, 4/1/08	3,842,500	3,842,500

Total Short-Term Investments (29.7%) (Cost/Amortized Cost $188,753,679)		188,755,325

Total Investments (128.6%) (Cost/Amortized Cost $832,139,721)		817,398,809
Other Assets Less Liabilities (-28.6%)		(181,714,495)

Net Assets (100%)		$635,684,314

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Depreciation
Russell 2000 E-Mini Index	65	June-08	$4,492,182	$4,485,000	$(7,182)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$628,643,484	$188,755,325	$—	$817,398,809
Other Investments*	—	—	—	—

Total	$628,643,484	$188,755,325	$—	$817,398,809

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	7,182	—	—	7,182

Total	$7,182	$—	$—	$7,182

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$32,890,678
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,724,391

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$97,259,649
Aggregate gross unrealized depreciation	(114,177,528)

Net unrealized depreciation	$(16,917,879)

Federal income tax cost of investments	$834,316,688

At March 31, 2008, the Portfolio had loaned securities with a total value of $179,633,148. This was secured by collateral of $183,461,114 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.5%)
Hotels, Restaurants & Leisure (3.4%)
International Game Technology	98,700	$3,968,727
Las Vegas Sands Corp.*^	59,400	4,374,216
Marriott International, Inc., Class A	58,600	2,013,496
MGM MIRAGE*^	5,940	349,094
Yum! Brands, Inc.	194,000	7,218,740

		17,924,273

Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	82,400	5,875,120
B2W Companhia Global Do Varejo	30,000	1,023,081
Expedia, Inc.*^	178,112	3,898,872

		10,797,073

Media (3.0%)
McGraw-Hill Cos., Inc.	262,200	9,688,290
Naspers Ltd., Class N	163,900	2,849,556
Shaw Communications, Inc., Class B	158,500	2,881,530

		15,419,376

Multiline Retail (0.6%)
Kohl’s Corp.*	47,900	2,054,431
Lojas Renner S.A.	60,000	1,116,088

		3,170,519

Specialty Retail (0.4%)
Bed Bath & Beyond, Inc.*^	65,400	1,929,300

Total Consumer Discretionary		49,240,541

Consumer Staples (9.5%)
Beverages (1.5%)
InBev N.V.	37,451	3,295,670
PepsiCo, Inc.	62,000	4,476,400

		7,772,070

Food & Staples Retailing (5.3%)
Costco Wholesale Corp.	77,600	5,041,672
CVS Caremark Corp.	340,900	13,809,859
SYSCO Corp.	136,500	3,961,230
Walgreen Co.	55,200	2,102,568
Whole Foods Market, Inc.^	83,100	2,739,807

		27,655,136

Food Products (0.9%)
Groupe Danone S.A.	35,400	3,165,482
Nestle S.A. (Registered)	3,000	1,499,094

		4,664,576

Household Products (1.8%)
Procter & Gamble Co.	101,700	7,126,119
Reckitt Benckiser Group plc	39,625	2,194,892

		9,321,011

Total Consumer Staples		49,412,793

Energy (10.3%)
Energy Equipment & Services (4.1%)
Baker Hughes, Inc.	83,100	5,692,350
Schlumberger Ltd.	179,500	15,616,500

		21,308,850

Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.	32,100	2,740,056
EOG Resources, Inc.	45,400	5,448,000
Exxon Mobil Corp.	92,500	7,823,650
Murphy Oil Corp.	26,000	2,135,640
Petroleo Brasileiro S.A. (Preference ADR)	51,000	4,319,190
Suncor Energy, Inc.	22,900	2,206,415
Total S.A.	101,721	7,554,249

		32,227,200

Total Energy		53,536,050

Financials (7.5%)
Capital Markets (4.6%)
BlackRock, Inc./New York^	12,800	2,613,504
Charles Schwab Corp.	103,500	1,948,905
Franklin Resources, Inc.	49,200	4,771,908
Goldman Sachs Group, Inc.	17,500	2,894,325
Northern Trust Corp.	40,600	2,698,682
State Street Corp.	112,900	8,919,100

		23,846,424

Diversified Financial Services (1.9%)
Bovespa Holding S.A.	323,500	4,378,598
CME Group, Inc.	6,700	3,142,970
Moody’s Corp.^	77,200	2,688,876

		10,210,444

Insurance (1.0%)
Assurant, Inc.	55,900	3,402,074
Prudential Financial, Inc.	22,300	1,744,975

		5,147,049

Total Financials		39,203,917

Health Care (17.2%)
Biotechnology (3.6%)
Celgene Corp.*	33,300	2,040,957
Genentech, Inc.*	88,100	7,151,958
Gilead Sciences, Inc.*	177,600	9,151,728

		18,344,643

Health Care Equipment & Supplies (6.0%)
Alcon, Inc.	24,300	3,456,675
Becton, Dickinson & Co.	47,000	4,034,950
Covidien Ltd.	96,700	4,278,975
Intuitive Surgical, Inc.*	4,800	1,556,880
Medtronic, Inc.	151,600	7,332,892
St. Jude Medical, Inc.*	75,500	3,260,845
Stryker Corp.	51,300	3,337,065
Zimmer Holdings, Inc.*	50,700	3,947,502

		31,205,784

Health Care Providers & Services (5.5%)
Aetna, Inc.	151,500	6,376,635
CIGNA Corp.	98,300	3,988,031
Humana, Inc.*	43,600	1,955,896
Laboratory Corp. of America Holdings*^	72,300	5,327,064
McKesson Corp.	51,900	2,718,003
Medco Health Solutions, Inc.*	56,300	2,465,377
WellPoint, Inc.*	131,700	5,811,921

		28,642,927

Pharmaceuticals (2.1%)
Allergan, Inc.	82,500	4,652,175
Merck & Co., Inc.	51,700	1,962,015
Roche Holding AG.	14,723	2,770,848
Schering-Plough Corp.	113,400	1,634,094

		11,019,132

Total Health Care		89,212,486

Industrials (9.6%)
Aerospace & Defense (1.0%)
General Dynamics Corp.	61,200	5,102,244

Air Freight & Logistics (0.6%)
Expeditors International of Washington, Inc.	71,400	3,225,852

Construction & Engineering (0.9%)
Foster Wheeler Ltd.*	81,600	4,620,192

Electrical Equipment (0.8%)
Schneider Electric S.A.	32,381	4,189,918

Industrial Conglomerates (2.4%)
General Electric Co.	250,000	9,252,500

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
McDermott International, Inc.*	54,100	$2,965,762

		12,218,262

Machinery (3.7%)
Danaher Corp.	194,400	14,780,232
Deere & Co.	29,300	2,356,892
Joy Global, Inc.	34,600	2,254,536

		19,391,660

Trading Companies & Distributors (0.2%)
Fastenal Co.^	27,600	1,267,668

Total Industrials		50,015,796

Information Technology (24.1%)
Communications Equipment (4.0%)
Cisco Systems, Inc.*	272,400	6,562,116
Corning, Inc.	232,400	5,586,896
Juniper Networks, Inc.*	130,300	3,257,500
QUALCOMM, Inc.	129,500	5,309,500

		20,716,012

Computers & Peripherals (3.2%)
Apple, Inc.*	82,100	11,781,350
Dell, Inc.*	126,300	2,515,896
EMC Corp.*	144,700	2,074,998

		16,372,244

Electronic Equipment & Instruments (1.1%)
Dolby Laboratories, Inc., Class A*^	59,000	2,139,340
Hon Hai Precision Industry Co., Ltd. (GDR) (Registered)	326,040	3,667,950

		5,807,290

Internet Software & Services (4.1%)
Google, Inc., Class A*	31,800	14,006,946
Tencent Holdings Ltd.	220,800	1,258,245
VeriSign, Inc.*^	187,400	6,229,176

		21,494,367

IT Services (4.3%)
Accenture Ltd., Class A	182,800	6,429,076
Automatic Data Processing, Inc.	138,300	5,862,537
Infosys Technologies Ltd. (ADR)^	49,200	1,759,884
Mastercard, Inc., Class A^	12,400	2,765,076
Redecard S.A.	98,100	1,612,917
Visa, Inc., Class A*	64,600	4,028,456

		22,457,946

Semiconductors & Semiconductor Equipment (1.1%)
Intel Corp.	121,200	2,567,016
Marvell Technology Group Ltd.*	295,900	3,219,392

		5,786,408

Software (6.3%)
Amdocs Ltd.*^	68,100	1,931,316
Autodesk, Inc.*	125,000	3,935,000
Electronic Arts, Inc.*	82,500	4,118,400
McAfee, Inc.*	12,400	410,316
Microsoft Corp.	445,900	12,654,642
Nintendo Co., Ltd.	18,300	9,436,396

		32,486,070

Total Information Technology		125,120,337

Materials (5.1%)
Chemicals (2.5%)
Monsanto Co.	61,500	6,857,250
Praxair, Inc.	71,100	5,988,753

		12,846,003

Metals & Mining (2.6%)
BHP Billiton Ltd.	200,000	6,545,350
Freeport-McMoRan Copper & Gold, Inc.	38,700	3,723,714
Kinross Gold Corp.^	145,800	3,223,638

		13,492,702

Total Materials		26,338,705

Telecommunication Services (5.8%)
Wireless Telecommunication Services (5.8%)
America Movil S.A.B. de C.V., Series L (ADR)	136,600	8,700,054
American Tower Corp., Class A*	161,800	6,344,178
Crown Castle International Corp.*	228,500	7,880,965
Leap Wireless International, Inc.*^	28,622	1,333,785
MetroPCS Communications, Inc.*^	54,800	931,600
Rogers Communications, Inc., Class B	142,700	5,125,784

Total Telecommunication Services		30,316,366

Utilities (0.7%)
Independent Power Producers & Energy Traders (0.7%)
AES Corp.*	203,500	3,392,345

Total Utilities		3,392,345

Total Common Stocks (99.3%) (Cost $538,064,356)		515,789,336

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.6%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	$1,000,000	1,000,000
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	29,406,082	29,406,082
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	750,000	750,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		39,156,082

Time Deposit (0.5%)
JPMorgan Chase Nassau
1.59%, 4/1/08	2,799,073	2,799,073

Total Short-Term Investments (8.1%) (Amortized Cost $41,955,155)		41,955,155

Total Investments (107.4%) (Cost/Amortized Cost $580,019,511)		557,744,491
Other Assets Less Liabilities (-7.4%)		(38,559,809)

Net Assets (100%)		$519,184,682

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$467,361,685	$90,382,806	$—	$557,744,491
Other Investments*	—	—	—	—

Total	$467,361,685	$90,382,806	$—	$557,744,491

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$74,072,477
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$62,352,142

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,173,914
Aggregate gross unrealized depreciation	(55,600,016)

Net unrealized depreciation	$(22,426,102)

Federal income tax cost of investments	$580,170,593

At March 31, 2008, the Portfolio had loaned securities with a total value of $38,458,608. This was secured by collateral of $39,156,082 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $1,870 as brokerage commissions with Sanford C. Bern-stein & Co. Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $54,506,854 of which $36,616,290 expires in the year 2011, and $17,890,564 expires in the year 2012.

See Notes to Portfolio Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.9%)
Auto Components (1.1%)
NGK Spark Plug Co., Ltd.^	83,000	$1,079,133
NOK Corp.^	249,902	5,114,367

		6,193,500

Automobiles (3.4%)
Bayerische Motoren Werke (BMW) AG	117,160	6,471,973
Harley-Davidson, Inc.	94,040	3,526,500
Hyundai Motor Co.	60,000	4,780,128
Peugeot S.A.	30,000	2,325,972
Toyota Motor Corp.	54,300	2,707,374

		19,811,947

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	20,000	1,460,659
Compass Group plc	187,800	1,201,081

		2,661,740

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	60,000	1,313,400

Leisure Equipment & Products (0.7%)
Eastman Kodak Co.^	220,000	3,887,400

Media (10.8%)
British Sky Broadcasting Group plc	90,000	994,012
Comcast Corp., Class A	20,000	386,800
Comcast Corp., Special Class A*	407,540	7,731,034
Interpublic Group of Cos., Inc.*^	250,000	2,102,500
Mediaset S.p.A.^	200,000	1,850,295
News Corp., Class A	626,990	11,756,063
Pearson plc	461,260	6,238,721
Reed Elsevier N.V.	361,837	6,900,702
Time Warner, Inc.	731,490	10,255,490
Viacom, Inc., Class B*	135,840	5,381,981
Vivendi S.A.	208,990	8,166,088
Yell Group plc	419,830	1,283,152

		63,046,838

Specialty Retail (1.3%)
Chico’s FAS, Inc.*	500,000	3,555,000
Kingfisher plc	1,500,000	3,929,607

		7,484,607

Total Consumer Discretionary		104,399,432

Consumer Staples (1.1%)
Food Products (1.1%)
Nestle S.A. (Registered)	5,220	2,608,423
Premier Foods plc	1,620,900	3,610,992

Total Consumer Staples		6,219,415

Energy (7.3%)
Oil, Gas & Consumable Fuels (7.3%)
BP plc	783,740	7,963,902
El Paso Corp.	200,000	3,328,000
ENI S.p.A.	219,448	7,483,396
Gazprom OAO (Sponsored ADR)	80,300	4,055,150
Royal Dutch Shell plc, Class B	261,240	8,793,251
Total S.A.	146,290	10,864,139

Total Energy		42,487,838

Financials (14.8%)
Capital Markets (0.6%)
UBS AG (Registered)	120,000	3,487,262

Commercial Banks (7.0%)
Commerzbank AG	30,000	937,777
HSBC Holdings plc^	399,728	6,512,629
Intesa Sanpaolo S.p.A.	1,100,000	7,754,031
Kookmin Bank (ADR)	60,000	3,363,000
Mega Financial Holding Co., Ltd.	3,000,000	2,355,207
Mitsubishi UFJ Financial Group, Inc.	413,900	3,570,967
Royal Bank of Scotland Group plc	700,000	4,685,262
Shinsei Bank Ltd.*^	300,000	990,168
Sumitomo Mitsui Financial Group, Inc.^	650	4,277,689
UniCredit S.p.A.	950,000	6,359,205

		40,805,935

Consumer Finance (0.3%)
Aiful Corp.^	120,000	1,927,368

Diversified Financial Services (1.5%)
ING Groep N.V. (CVA)	230,000	8,613,028

Insurance (5.0%)
American International Group, Inc.	180,000	7,785,000
Aviva plc	660,000	8,088,441
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)^	12,000	2,346,907
Old Mutual plc	1,650,000	3,618,513
Progressive Corp.	158,930	2,554,005
Standard Life plc (b)	300,000	1,466,161
Torchmark Corp.	41,790	2,511,997
Willis Group Holdings Ltd.	13,100	440,291

		28,811,315

Real Estate Management & Development (0.4%)
Cheung Kong Holdings Ltd.	41,000	582,128
Swire Pacific Ltd., Class A	163,000	1,838,885

		2,421,013

Total Financials		86,065,921

Health Care (12.4%)
Biotechnology (1.8%)
Amgen, Inc.*	250,790	10,478,006

Health Care Equipment & Supplies (2.4%)
Boston Scientific Corp.*	574,740	7,396,904
Covidien Ltd.	141,860	6,277,305

		13,674,209

Health Care Providers & Services (0.9%)
Quest Diagnostics, Inc.	114,940	5,203,334

Pharmaceuticals (7.3%)
Abbott Laboratories	2,000	110,300
GlaxoSmithKline plc	459,790	9,727,487
Merck & Co., Inc.	75,440	2,862,948
Merck KGaA	8,830	1,088,324
Novartis AG (Registered)^	167,190	8,569,098
Pfizer, Inc.	522,490	10,935,716
Sanofi-Aventis S.A.	125,390	9,407,033

		42,700,906

Total Health Care		72,056,455

Industrials (14.0%)
Aerospace & Defense (0.2%)
BAE Systems plc	62,038	597,458
Rolls-Royce Group plc*	100,000	799,814
Rolls-Royce Group plc, Class B	8,960,000	17,782

		1,415,054

Air Freight & Logistics (4.2%)
Deutsche Post AG (Registered)	240,340	7,342,101
FedEx Corp.	80,000	7,413,600
United Parcel Service, Inc., Class B	135,840	9,919,037

		24,674,738

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Building Products (0.2%)
USG Corp.*^	35,280	$1,299,010

Commercial Services & Supplies (1.4%)
Adecco S.A. (Registered)	43,000	2,483,184
Pitney Bowes, Inc.	120,000	4,202,400
Randstad Holding N.V.^	35,210	1,649,290

		8,334,874

Industrial Conglomerates (6.7%)
General Electric Co.	344,840	12,762,528
Koninklijke Philips Electronics N.V.^	172,420	6,595,602
Siemens AG (Registered)	94,040	10,192,167
Tyco International Ltd.	208,990	9,206,009

		38,756,306

Machinery (1.0%)
Ebara Corp.^	1,350,000	4,117,175
Pentair, Inc.	44,300	1,413,170

		5,530,345

Trading Companies & Distributors (0.3%)
Wolseley plc	162,930	1,713,803

Total Industrials		81,724,130

Information Technology (16.7%)
Communications Equipment (0.7%)
Cisco Systems, Inc.*	45,000	1,084,050
Telefonaktiebolaget LM Ericsson, Class B	1,587,100	3,114,449

		4,198,499

Computers & Peripherals (1.2%)
Seagate Technology	325,000	6,805,500

Electronic Equipment & Instruments (1.9%)
Flextronics International Ltd.*	75,280	706,879
FujiFilm Holdings Corp.	86,100	3,049,087
Tyco Electronics Ltd.	208,990	7,172,537

		10,928,503

IT Services (3.1%)
Accenture Ltd., Class A	344,840	12,128,023
Electronic Data Systems Corp.	376,280	6,265,062

		18,393,085

Office Electronics (0.5%)
Konica Minolta Holdings, Inc.^	206,000	2,798,194

Semiconductors & Semiconductor Equipment (4.3%)
Infineon Technologies AG*	783,740	5,506,116
Samsung Electronics Co., Ltd. (GDR)^§(b)	37,610	11,829,673
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	731,490	7,512,402

		24,848,191

Software (5.0%)
Cadence Design Systems, Inc.*	50,000	534,000
Microsoft Corp.	440,000	12,487,200
Oracle Corp.*	668,790	13,081,533
SAP AG	65,960	3,278,149

		29,380,882

Total Information Technology		97,352,854

Materials (1.4%)
Construction Materials (0.3%)
CRH plc	45,530	1,730,882

Paper & Forest Products (1.1%)
International Paper Co.	40,000	1,088,000
Stora Enso Oyj, Class R^	75,000	865,549
Svenska Cellulosa AB, Class B*	167,660	3,054,469
UPM-Kymmene Oyj^	75,000	1,332,070

		6,340,088

Total Materials		8,070,970

Telecommunication Services (6.3%)
Diversified Telecommunication Services (4.0%)
France Telecom S.A.	169,460	5,698,495
Singapore Telecommunications Ltd.	2,821,000	8,013,448
Telefonica S.A.	154,225	4,431,385
Telekom Austria AG	250,000	5,166,459

		23,309,787

Wireless Telecommunication Services (2.3%)
SK Telecom Co., Ltd. (ADR)	26,600	574,826
Sprint Nextel Corp.	835,990	5,592,773
Vodafone Group plc	2,403,480	7,198,031

		13,365,630

Total Telecommunication Services		36,675,417

Total Common Stocks (91.9%) (Cost $618,927,613)		535,052,432

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Short-Term Investments of Cash Collateral for Securities Loaned (8.2%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	$1,000,000	1,000,000
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	36,904,444	36,904,444
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,000,000	1,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		47,904,444

Time Deposit (10.1%)
Dresdner Bank
1.59%, 4/1/08	25,000,000	25,000,000
JPMorgan Chase Nassau
1.59%, 4/1/08	8,559,273	8,559,273
Royal Bank of Scotland Group plc
1.59%, 4/1/08	25,000,000	25,000,000

Total Time Deposits		58,559,273

Total Short-Term Debt Securities (18.3%) (Amortized Cost $106,463,717)		106,463,717

Total Investments (110.2%) (Cost/Amortized Cost $725,391,330)		641,516,149
Other Assets Less Liabilities (-10.2%)		(59,391,304)

Net Assets (100%)		$582,124,845

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $11,829,673 or 2.03% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

GDR — Global Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$238,446,661	$403,069,488	$—	$641,516,149
Other Investments*	—	—	—	—

Total	$238,446,661	$403,069,488	$—	$641,516,149

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

EQ/TEMPLETON GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,514,975
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$11,388,466

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,135,831
Aggregate gross unrealized depreciation	(94,011,012)

Net unrealized depreciation	$(83,875,181)

Federal income tax cost of investments	$725,391,330

At March 31, 2008, the Portfolio had loaned securities with a total value of $46,049,245. This was secured by collateral of $47,904,444 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (3.2%)
BorgWarner, Inc.	63,200	$2,719,496
Johnson Controls, Inc.	94,600	3,197,480

		5,916,976

Automobiles (0.4%)
Harley-Davidson, Inc.	21,300	798,750

Hotels, Restaurants & Leisure (2.7%)
Carnival Corp.	69,800	2,825,504
Royal Caribbean Cruises Ltd.^	33,800	1,112,020
Starwood Hotels & Resorts Worldwide, Inc.	20,400	1,055,700

		4,993,224

Household Durables (1.2%)
Fortune Brands, Inc.	31,400	2,182,300

Media (6.3%)
Comcast Corp., Class A	222,600	4,305,084
Interpublic Group of Cos., Inc.*	222,000	1,867,020
News Corp., Class A	98,000	1,837,500
Omnicom Group, Inc.	37,800	1,670,004
R.H. Donnelley Corp.*^	46,511	235,346
Viacom, Inc., Class B*	44,400	1,759,128

		11,674,082

Specialty Retail (0.2%)
Chico’s FAS, Inc.*	62,500	444,375

Textiles, Apparel & Luxury Goods (0.6%)
Coach, Inc.*	35,400	1,067,310

Total Consumer Discretionary		27,077,017

Consumer Staples (1.9%)
Beverages (0.7%)
Constellation Brands, Inc., Class A*	72,700	1,284,609

Food & Staples Retailing (1.2%)
SYSCO Corp.	79,400	2,304,188

Total Consumer Staples		3,588,797

Energy (9.0%)
Energy Equipment & Services (4.3%)
Baker Hughes, Inc.	39,900	2,733,150
ENSCO International, Inc.	13,100	820,322
Halliburton Co.	112,200	4,412,826

		7,966,298

Oil, Gas & Consumable Fuels (4.7%)
Chevron Corp.	17,300	1,476,728
EOG Resources, Inc.	14,100	1,692,000
Marathon Oil Corp.	48,200	2,197,920
Peabody Energy Corp.	64,800	3,304,800

		8,671,448

Total Energy		16,637,746

Financials (19.1%)
Capital Markets (4.2%)
Bank of New York Mellon Corp.	77,200	3,221,556
Morgan Stanley	101,600	4,643,120

		7,864,676

Commercial Banks (5.6%)
City National Corp./California	13,800	682,548
Fifth Third Bancorp	106,500	2,227,980
SunTrust Banks, Inc.	32,100	1,769,994
Wells Fargo & Co.	193,500	5,630,850

		10,311,372

Consumer Finance (1.1%)
Discover Financial Services	119,300	1,952,941

Diversified Financial Services (2.8%)
Citigroup, Inc.	240,700	5,155,794

Insurance (4.6%)
Aflac, Inc.	50,200	3,260,490
Hartford Financial Services Group, Inc.	30,400	2,303,408
Principal Financial Group, Inc.	54,300	3,025,596

		8,589,494

Thrifts & Mortgage Finance (0.8%)
Freddie Mac	57,400	1,453,368

Total Financials		35,327,645

Health Care (16.0%)
Biotechnology (2.6%)
Cephalon, Inc.*	12,200	785,680
Genzyme Corp.*	54,900	4,092,246

		4,877,926

Health Care Equipment & Supplies (1.6%)
Covidien Ltd.	5,800	256,650
Medtronic, Inc.	54,600	2,641,002

		2,897,652

Health Care Providers & Services (2.2%)
DaVita, Inc.*	17,200	821,472
Medco Health Solutions, Inc.*	49,400	2,163,226
UnitedHealth Group, Inc.	30,400	1,044,544

		4,029,242

Life Sciences Tools & Services (0.7%)
Millipore Corp.*	19,494	1,314,091

Pharmaceuticals (8.9%)
Allergan, Inc.	56,100	3,163,479
Johnson & Johnson	57,400	3,723,538
Merck & Co., Inc.	75,300	2,857,635
Schering-Plough Corp.	89,300	1,286,813
Wyeth	132,600	5,537,376

		16,568,841

Total Health Care		29,687,752

Industrials (15.2%)
Air Freight & Logistics (1.8%)
FedEx Corp.	36,000	3,336,120

Airlines (0.7%)
Southwest Airlines Co.	102,200	1,267,280

Building Products (1.6%)
Masco Corp.	151,700	3,008,211

Industrial Conglomerates (3.6%)
General Electric Co.	180,900	6,695,109

Machinery (4.1%)
Illinois Tool Works, Inc.	79,800	3,848,754
PACCAR, Inc.	61,250	2,756,250
Pall Corp.	26,200	918,834

		7,523,838

Road & Rail (3.4%)
Burlington Northern Santa Fe Corp.	50,100	4,620,222
Ryder System, Inc.	27,500	1,675,025

		6,295,247

Total Industrials		28,125,805

Information Technology (13.0%)
Computers & Peripherals (1.3%)
Lexmark International, Inc., Class A*	20,700	635,904
NetApp, Inc.*	90,500	1,814,525

		2,450,429

Semiconductors & Semiconductor Equipment (6.7%)
Analog Devices, Inc.	103,100	3,043,512

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Intel Corp.	285,600	$6,049,008
Linear Technology Corp.	47,100	1,445,499
Xilinx, Inc.	82,100	1,949,875

		12,487,894

Software (5.0%)
Intuit, Inc.*	50,300	1,358,603
Microsoft Corp.	160,500	4,554,990
Symantec Corp.*	197,034	3,274,705

		9,188,298

Total Information Technology		24,126,621

Telecommunication Services (2.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.	52,900	2,026,070

Wireless Telecommunication Services (1.3%)
Sprint Nextel Corp.	375,634	2,512,991

Total Telecommunication Services		4,539,061

Utilities (5.8%)
Electric Utilities (4.1%)
American Electric Power Co., Inc.	42,700	1,777,601
Exelon Corp.	61,500	4,998,105
Pepco Holdings, Inc.	33,800	835,536

		7,611,242

Multi-Utilities (1.7%)
NiSource, Inc.	51,700	891,308
Sempra Energy	40,500	2,157,840

		3,049,148

Total Utilities		10,660,390

Total Common Stocks (97.0%) (Cost $185,555,346)		179,770,834

INVESTMENT COMPANY:
Exchange-Traded Funds (1.0%)
S&P 500 Depositary Receipts Trust, Series 1 (Cost $1,876,969)	14,000	1,847,580

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (0.7%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	$1,379,661	1,379,661

Time Deposit (1.4%)
JPMorgan Chase Nassau
1.59%, 4/1/08	2,490,532	2,490,532

Total Short-Term Investments (2.1%) (Amortized Cost $3,870,193)		3,870,193

Total Investments (100.1%) (Cost/Amortized Cost $191,302,508)		185,488,607
Other Assets Less Liabilities (-0.1%)		(254,673)

Net Assets (100%)		$185,233,934

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$181,618,414	$3,870,193	$—	$185,488,607
Other Investments*	—	—	—	—

Total	$181,618,414	$3,870,193	$—	$185,488,607

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$39,263,614
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$51,279,455

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,364,596
Aggregate gross unrealized depreciation	(24,221,641)

Net unrealized depreciation	$(5,857,045)

Federal income tax cost of investments	$191,345,652

At March 31, 2008, the Portfolio had loaned securities with a total value of $1,347,366. This was secured by collateral of $1,379,661 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $1,477 as brokerage commissions with UBS AG, an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $5,281,512 which expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Internet & Catalog Retail (1.1%)
Liberty Media Corp., Interactive, Class A*	196,175	$3,166,264

Media (11.5%)
Comcast Corp., Class A	476,850	9,222,279
Liberty Media Corp., Entertainment Series, Class A*	150,220	3,400,981
News Corp., Class B	152,900	2,911,216
Time Warner, Inc.	571,100	8,006,822
Viacom, Inc., Class B*	252,900	10,019,898

		33,561,196

Multiline Retail (1.1%)
J.C. Penney Co., Inc.	40,500	1,527,255
Macy’s, Inc.	66,800	1,540,408

		3,067,663

Specialty Retail (1.1%)
Home Depot, Inc.	54,700	1,529,959
Lowe’s Cos., Inc.	74,800	1,715,912

		3,245,871

Total Consumer Discretionary		43,040,994

Consumer Staples (19.4%)
Beverages (3.5%)
Anheuser-Busch Cos., Inc.	53,300	2,529,085
Coca-Cola Co.	124,000	7,547,880

		10,076,965

Food & Staples Retailing (5.1%)
CVS Caremark Corp.	112,700	4,565,477
Wal-Mart Stores, Inc.	195,200	10,283,136

		14,848,613

Food Products (6.8%)
Cadbury Schweppes plc (ADR)	156,500	6,920,430
Kraft Foods, Inc., Class A	204,136	6,330,258
Sara Lee Corp.	74,700	1,044,306
Unilever N.V. (N.Y. Shares)	168,400	5,680,132

		19,975,126

Household Products (2.2%)
Kimberly-Clark Corp.	58,100	3,750,355
Procter & Gamble Co.	40,000	2,802,800

		6,553,155

Tobacco (1.8%)
Altria Group, Inc.	70,600	1,567,320
Philip Morris International, Inc.*	70,600	3,570,948

		5,138,268

Total Consumer Staples		56,592,127

Financials (24.6%)
Capital Markets (3.2%)
Bank of New York Mellon Corp.	159,687	6,663,739
Merrill Lynch & Co., Inc.	65,100	2,652,174

		9,315,913

Commercial Banks (4.6%)
Barclays plc (ADR)^	9,800	354,760
PNC Financial Services Group, Inc.	6,400	419,648
U.S. Bancorp	62,200	2,012,792
Wachovia Corp.	233,200	6,296,400
Wells Fargo & Co.	152,300	4,431,930

		13,515,530

Diversified Financial Services (7.8%)
Bank of America Corp.	262,700	9,958,957
Citigroup, Inc.	312,500	6,693,750
JPMorgan Chase & Co.	138,100	5,931,395

		22,584,102

Insurance (8.1%)
Aflac, Inc.	22,900	1,487,355
American International Group, Inc.	69,300	2,997,225
Berkshire Hathaway, Inc., Class B*	500	2,236,450
Chubb Corp.	149,380	7,391,322
Genworth Financial, Inc., Class A	44,500	1,007,480
Hartford Financial Services Group, Inc.	41,900	3,174,763
MetLife, Inc.	46,000	2,771,960
Travelers Cos., Inc.	53,200	2,545,620

		23,612,175

Thrifts & Mortgage Finance (0.9%)
Fannie Mae	23,300	613,256
Freddie Mac	78,100	1,977,492

		2,590,748

Total Financials		71,618,468

Health Care (14.6%)
Health Care Equipment & Supplies (0.6%)
Boston Scientific Corp.*	150,100	1,931,787

Health Care Providers & Services (2.2%)
Cardinal Health, Inc.	84,400	4,431,844
UnitedHealth Group, Inc.	30,900	1,061,724
WellPoint, Inc.*	19,500	860,535

		6,354,103

Pharmaceuticals (11.8%)
Abbott Laboratories	67,200	3,706,080
Bristol-Myers Squibb Co.	344,800	7,344,240
Eli Lilly & Co.	71,700	3,699,003
GlaxoSmithKline plc (ADR)	34,900	1,480,807
Pfizer, Inc.	216,300	4,527,159
Roche Holding AG (ADR)	10,400	981,240
Schering-Plough Corp.	268,400	3,867,644
Wyeth	210,700	8,798,832

		34,405,005

Total Health Care		42,690,895

Industrials (2.0%)
Airlines (0.7%)
Southwest Airlines Co.	174,500	2,163,800

Industrial Conglomerates (1.3%)
General Electric Co.	103,400	3,826,834

Total Industrials		5,990,634

Information Technology (6.6%)
Communications Equipment (0.6%)
Alcatel-Lucent (ADR)	168,400	969,984
Telefonaktiebolaget LM Ericsson (Sponsored ADR)	31,800	624,870

		1,594,854

Computers & Peripherals (3.3%)
Dell, Inc.*	122,200	2,434,224
Hewlett-Packard Co.	42,800	1,954,248
International Business Machines Corp.	45,200	5,204,328

		9,592,800

Internet Software & Services (0.3%)
eBay, Inc.*	26,600	793,744

IT Services (0.8%)
Computer Sciences Corp.*	25,500	1,040,145
Western Union Co.	63,800	1,357,026

		2,397,171

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	73,200	1,550,376
KLA-Tencor Corp.	29,400	1,090,740
Texas Instruments, Inc.	31,600	893,332

		3,534,448

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Software (0.4%)
Microsoft Corp.	46,000	$1,305,480

Total Information Technology		19,218,497

Materials (8.0%)
Chemicals (3.6%)
E.I. du Pont de Nemours & Co.	165,359	7,732,187
Rohm & Haas Co.	49,600	2,682,368

		10,414,555

Metals & Mining (0.5%)
Alcoa, Inc.	37,800	1,363,068

Paper & Forest Products (3.9%)
International Paper Co.	420,145	11,427,944

Total Materials		23,205,567

Telecommunication Services (5.0%)
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	144,800	5,545,840
Verizon Communications, Inc.	244,700	8,919,315

Total Telecommunication Services		14,465,155

Total Common Stocks (95.0%) (Cost $307,863,491)		276,822,337

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (4.3%)
Federal Home Loan Bank
1.50%, 4/1/08 (o)(p)	$12,600,000	12,599,475

Short-Term Investment of Cash Collateral for Securities Loaned (0.1%)
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	357,700	357,700

Time Deposit (0.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	12,117	12,117

Total Short-Term Investments (4.4%) (Cost/Amortized Cost $12,969,817)		12,969,292

Total Investments (99.4%) (Cost/Amortized Cost $320,833,308)		289,791,629
Other Assets Less Liabilities (0.6%)		1,623,111

Net Assets (100%)		$291,414,740

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$276,822,337	$12,969,292	$—	$289,791,629
Other Investments*	—	—	—	—

Total	$276,822,337	$12,969,292	$—	$289,791,629

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$16,773,606
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,208,088

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,546,693
Aggregate gross unrealized depreciation	(45,752,057)

Net unrealized depreciation	$(31,205,364)

Federal income tax cost of investments	$320,996,993

At March 31, 2008, the Portfolio had loaned securities with a total value of $354,760. This was secured by collateral of $357,700 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $173 as brokerage commissions with Morgan Stanley & Co., Inc., and $105 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Austria (0.1%)
Raiffeisen International Bank Holding AG	27,097	$3,693,998

Bermuda (0.8%)
Central European Media Enterprises Ltd.*	312,433	26,628,665

Brazil (11.5%)
Banco do Brasil S.A.	1,038,666	13,685,506
Banco Itau Holding Financeira S.A. (ADR)	168,834	3,842,662
Banco Itau Holding Financeira S.A. (Preference)	316,194	7,206,131
Cia Siderurgica Nacional S.A.	579,698	20,747,156
Cia Vale do Rio Doce (Preference ADR)	21,256	613,077
Cia Vale do Rio Doce (Sponsored ADR)	2,420,989	70,571,830
Cyrela Brazil Realty S.A.	1,405,960	18,228,523
Gafisa S.A.*	492,330	8,164,816
Gafisa S.A. (ADR)*	19,215	641,012
Investimentos Itau S.A. (Preference)	1,911,723	11,080,084
Lojas Arapua S.A. (Preference)*†(b)	1,248,000	—
NET Servicos de Comunicacao S.A. (Preference)*	1,132,696	11,948,597
Perdigao S.A.	695,480	15,873,924
Petroleo Brasileiro S.A. (Preference)	284,864	11,998,802
Petroleo Brasileiro S.A. (Preference ADR)	1,175,152	99,523,623
Unibanco-Uniao de Bancos Brasileiros S.A.	299,045	3,481,786
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	319,172	37,228,222
Usinas Siderurgicas de Minas Gerais S.A.	229,445	13,363,697
Usinas Siderurgicas de Minas Gerais S.A. (Preference ADR)	356,471	19,955,631

		368,155,079

China (9.1%)
Belle International Holdings Ltd.	473,000	490,464
BYD Electronic International Co., Ltd.*	7,771,500	9,895,802
China Citic Bank, Class H*	5,372,000	2,836,941
China Coal Energy Co., Class H^	23,896,000	41,634,888
China Construction Bank Corp., Class H^	73,148,000	54,607,348
China COSCO Holdings Co., Ltd., Class H^	14,184,000	34,409,092
China Life Insurance Co., Ltd., Class H	1,253,000	4,306,727
China Petroleum & Chemical Corp., Class H	35,080,000	30,019,698
Datang International Power Generation Co., Ltd., Class H^	16,761,000	8,894,519
Dongfeng Motor Group Co., Ltd., Class H^	34,671,000	15,592,183
Harbin Power Equipment Co., Ltd., Class H	2,050,000	3,640,277
Industrial & Commercial Bank of China Ltd., Class H^	62,874,000	43,786,767
Maanshan Iron & Steel Co., Ltd., Class H^	26,125,000	13,695,849
Ping An Insurance Group Co. of China Ltd., Class H§	4,018,000	28,472,654
Sino-Ocean Land Holdings Ltd., Class H*^	408,000	401,046

		292,684,255

Czech Republic (0.5%)
Komercni Banka A/S	60,600	14,482,552

Egypt (0.5%)
ElSewedy Cables Holding Co.*	551,580	14,589,675

Hong Kong (6.7%)
China Mobile Ltd.^	7,132,000	106,118,816
China Overseas Land & Investment Ltd.	8,508,000	15,698,365
China Resources Power Holdings Co.	7,028,000	13,816,425
COSCO Pacific Ltd.	6,144,000	11,983,825
GOME Electrical Appliances Holdings Ltd.^	20,457,000	46,998,279
Shanghai Industrial Holdings Ltd.	5,260,000	19,870,353

		214,486,063

India (8.6%)
Aban Offshore Ltd.	143,376	10,774,999
ABB Ltd.	655,146	19,268,183
Axis Bank Ltd.	1,152,937	22,698,088
Bharat Heavy Electricals Ltd.	277,488	14,257,226
Bharti Airtel Ltd.*	588,000	12,109,546
Deccan Chronicle Holdings Ltd.	2,715,990	10,960,089
Glenmark Pharmaceuticals Ltd.	1,335,040	16,272,048
GVK Power & Infrastructure Ltd.*	7,330,500	7,317,710
HDFC Bank Ltd.	475,000	15,761,310
HDFC Bank Ltd. (ADR)	168,100	16,514,144
Hindustan Unilever Ltd.	1,311,000	7,476,491
Housing Development Finance Corp.	202,000	11,981,792
India Cements Ltd.	1,723,910	8,026,580
Infosys Technologies Ltd.	310,960	11,160,302
Infrastructure Development Finance Co., Ltd.	1,764,100	6,639,559
Maruti Suzuki India Ltd.	499,000	10,285,967
Oil & Natural Gas Corp., Ltd.	272,000	6,647,797
Praj Industries Ltd.	1,460,700	4,958,807
Reliance Industries Ltd.*	661,300	37,347,297
Steel Authority of India Ltd.	2,154,000	9,948,559
Television Eighteen India Ltd.	729,746	7,200,148
Zee Entertainment Enterprises Ltd.	1,455,290	8,925,077

		276,531,719

Indonesia (3.2%)
PT Astra International Tbk	7,625,400	20,088,642
PT Bank Central Asia Tbk	29,213,500	10,314,381
PT Bank Mandiri Persero Tbk	11,528,500	3,945,114
PT Bank Rakyat Indonesia	13,358,500	9,142,700
PT Bumi Resources Tbk	47,126,000	31,741,575
PT International Nickel Indonesia Tbk	8,349,500	6,349,430
PT Perusahaan Gas Negara	2,674,000	4,110,494
PT Telekomunikasi Indonesia Tbk	16,666,500	17,472,213

		103,164,549

Luxembourg (1.2%)
Evraz Group S.A. (GDR) (m)	196,672	16,969,611
Millicom International Cellular S.A.	237,510	22,456,571

		39,426,182

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Malaysia (1.2%)
Hap Seng Plantations Holdings Bhd	593,000	$524,680
IOI Corp. Bhd	10,061,200	22,333,757
Sime Darby Bhd*	5,506,000	16,095,388

		38,953,825

Mexico (7.4%)
America Movil S.A.B. de C.V., Series L (ADR)	1,729,791	110,170,389
Corp. GEO S.A.B. de C.V., Series B*	2,844,281	9,083,847
Desarrolladora Homex S.A.B. de C.V. (ADR)*	236,965	13,755,818
Empresas ICA S.A.B. de C.V.*	2,268,552	13,450,060
Grupo Financiero Banorte S.A.B. de C.V., Class O	5,999,900	26,073,654
Grupo Mexico S.A.B. de C.V., Class B	1,478,500	9,820,316
Urbi Desarrollos Urbanos S.A.de C.V.*	2,908,800	9,483,955
Wal-Mart de Mexico S.A.B. de C.V., Series C (ADR)	72,197	3,037,710
Wal-Mart de Mexico S.A.B. de C.V., Series V	10,367,102	43,717,605

		238,593,354

Nigeria (0.5%)
Guaranty Trust Bank (GDR)	999,878	14,942,877

Oman (2.2%)
Bank Muscat SAOG	3,523,876	18,172,988
Bank Muscat SAOG (GDR) (m)	2,528,610	52,797,377

		70,970,365

Phillippines (0.1%)
PNOC Energy Development Corp.	21,084,500	2,978,179

Poland (3.3%)
Bank Pekao S.A.	306,571	27,183,703
Bank Zachodni WBK S.A.	174,876	14,500,302
Budimex S.A.*	146,366	5,512,324
Getin Holding S.A.*	2,585,012	14,452,182
KGHM Polska Miedz S.A.	90,179	4,150,074
PBG S.A.*	65,728	9,452,591
Polimex Mostostal S.A.	3,055,754	10,986,487
TVN S.A.	1,834,824	18,883,407

		105,121,070

Russia (11.6%)
CTC Media, Inc.*	981,136	27,226,524
Eurasia Drilling Co., Ltd. (GDR)* (m)	120,625	2,834,688
Eurasia Drilling Co., Ltd. (GDR)*§	701,360	16,481,960
Gazprom OAO (Sponsored ADR) (m)	3,109,427	157,189,864
LUKOIL (ADR)	370,011	31,450,935
Mechel OAO (ADR)	161,623	18,391,081
MMC Norilsk Nickel (ADR)	1,498,089	41,571,970
Rosneft Oil Co. (GDR)	1,109,000	9,992,090
Severstal (GDR)	471,124	10,647,402
Vimpel-Communications OJSC (ADR)	1,574,882	47,073,223
Wimm-Bill-Dann Foods OJSC (ADR)	81,934	8,396,596

		371,256,333

South Africa (4.8%)
ArcelorMittal South Africa Ltd.	1,216,696	29,554,761
Exxaro Resources Ltd.	1,361,674	18,527,833
MTN Group Ltd.	3,193,998	48,441,647
Murray & Roberts Holdings Ltd.	1,135,085	13,366,291
Raubex Group Ltd.	2,823,023	12,531,298
Sasol Ltd.	666,385	31,928,140

		154,349,970

South Korea (11.4%)
Amorepacific Corp.	13,543	7,316,105
Cheil Communications, Inc.	46,270	11,142,924
Cheil Industries, Inc.	212,841	10,348,154
GS Engineering & Construction Corp.	64,915	9,504,392
Hite Brewery Co., Ltd.	84,834	9,551,160
Hynix Semiconductor, Inc.*	121,490	3,416,465
Hyundai Heavy Industries Co., Ltd.	61,999	23,194,456
Hyundai Motor Co.	498,674	39,728,761
Korean Air Lines Co., Ltd.	95,039	5,124,534
LG Chem Ltd.	179,860	13,439,330
LG Display Co., Ltd.	538,520	24,170,459
LG Electronics, Inc.	184,340	23,639,299
NHN Corp.*	110,705	25,833,216
POSCO	38,922	18,707,398
Samsung Electronics Co., Ltd.	73,496	46,234,168
Samsung Electronics Co., Ltd. (Preference)	33,791	15,217,636
Samsung Fire & Marine Insurance Co., Ltd.	72,348	14,939,331
Shinhan Financial Group Ltd.	460,936	24,341,852
SSCP Co., Ltd.*	342,554	7,817,156
STX Pan Ocean Co., Ltd.	6,525,000	13,415,489
Woongjin Coway Co., Ltd.	639,518	19,307,910

		366,390,195

Taiwan (8.7%)
Asustek Computer, Inc.	8,819,245	25,836,923
AU Optronics Corp.	21,430,135	37,175,336
Cathay Financial Holding Co., Ltd.	10,510,000	26,811,666
China Steel Corp.	14,961,000	23,638,572
Chinatrust Financial Holding Co., Ltd.*	21,294,000	20,572,389
Epistar Corp.	399,000	1,117,691
First Financial Holding Co., Ltd.	9,551,000	10,013,310
Formosa Plastics Corp.	9,896,000	29,936,056
Foxconn Technology Co., Ltd.	966,300	5,725,374
High Tech Computer Corp	736,000	16,546,948
InnoLux Display Corp.	392,000	1,030,985
InnoLux Display Corp. (GDR)*	477,202	2,505,310
Taiwan Cement Corp.	14,533,000	28,176,688
Taiwan Semiconductor Manufacturing Co., Ltd.	14,278,000	29,656,242
Yang Ming Marine Transport Corp.	11,878,916	9,364,869
Yuanta Financial Holding Co., Ltd.*	10,799,000	10,130,894

		278,239,253

Thailand (2.0%)
Advanced Info Service PCL (NVDR)	1,830,300	5,813,244
Bangkok Bank PCL (NVDR)	2,906,400	12,461,934
Kasikornbank PCL (NVDR)	4,151,600	11,867,366
Land and Houses PCL (NVDR)	6,254,100	1,936,715
PTT Exploration & Production PCL (Foreign)	2,567,800	12,315,001
PTT PCL (Foreign)	1,016,100	10,198,113

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Siam Commercial Bank PCL (Foreign)	2,931,800	$8,427,121

		63,019,494

Turkey (1.4%)
Aksigorta A/S	1,487,581	5,418,304
Asya Katilim Bankasi A/S*	1,166,000	7,296,785
Tekfen Holding A/S*	2,762,026	13,662,124
Turkcell Iletisim Hizmet A/S	1,557,558	12,957,276
Turkiye Garanti Bankasi A/S	1,244,647	5,596,854

		44,931,343

Total Common Stocks (96.8%) (Cost $2,848,727,716)		3,103,588,995

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
ANZ National Bank Ltd.
2.36%, 3/6/09 (l)	$3,998,950	3,998,950
Bank of Ireland
3.30%, 4/1/08	1,000,000	1,000,000
Beta Finance, Inc.
2.38%, 2/17/09 (l)	5,997,863	5,997,863
CC USA, Inc.
2.38%, 2/12/09 (l)	9,996,425	9,996,425
Comerica Bank
2.59%, 6/19/09 (l)	4,000,467	4,000,467
Den Danske Bank/London
3.10%, 4/1/08	1,000,000	1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	11,054,152	11,054,152
Five Finance, Inc.
2.38%, 2/23/09 (l)	4,998,104	4,998,104
Goldman Sachs Group, Inc.
3.10%, 12/23/08 (l)	5,000,716	5,000,716
Links Finance LLC
2.37%, 6/22/09 (l)	4,998,435	4,998,435
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Monumental Global Funding II
2.40%, 3/26/10 (l)	4,000,000	4,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Pricoa Global Funding I
2.36%, 5/23/08 (l)	4,000,000	4,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments (2.0%) (Amortized Cost $63,045,112)		63,045,112

Total Investments (98.8%) (Cost/Amortized Cost $2,911,772,828)		3,166,634,107
Other Assets Less Liabilities (1.2%)		37,626,683

Net Assets (100%)		$3,204,260,790

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	11.0%
Consumer Staples	3.7
Energy	16.9
Financials	20.8
Health Care	0.5
Industrials	9.6
Information Technology	7.7
Materials	13.5
Telecommunications Services	11.9
Utilities	1.2
Cash and Other	3.2

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $44,954,614 or 1.40% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(m)	Regulation S is an exemption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR— Non-Voting Depositary Receipt

EQ ADVISORS TRUST

EQ/VAN KAMPEN EMERGING MARKETS EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$987,773,712	$2,178,860,395	$—	$3,166,634,107
Other Investments*	—	—	—	—

Total	$987,773,712	$2,178,860,395	$—	$3,166,634,107

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$928,062,955
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,023,043,434

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$447,763,832
Aggregate gross unrealized depreciation	(194,296,130)

Net unrealized appreciation	$253,467,702

Federal income tax cost of investments	$2,913,166,405

At March 31, 2008, the Portfolio had loaned securities with a total value of $56,097,263. This was secured by collateral of $63,045,112 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $4,577 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (34.2%)
Distributors (2.2%)
Li & Fung Ltd.	2,558,000	$9,482,413

Diversified Consumer Services (1.9%)
Apollo Group, Inc., Class A*	86,418	3,733,257
New Oriental Education & Technology Group (ADR)*	63,716	4,132,620

		7,865,877

Hotels, Restaurants & Leisure (11.0%)
Choice Hotels International, Inc.^	118,956	4,057,589
Ctrip.com International Ltd. (ADR)	165,965	8,799,464
Marriott International, Inc., Class A	180,483	6,201,396
Starbucks Corp.*	525,250	9,191,875
Wynn Resorts Ltd.^	180,020	18,117,213

		46,367,537

Household Durables (3.2%)
Gafisa S.A. (ADR)*^	166,949	5,569,418
Mohawk Industries, Inc.*^	52,257	3,742,124
NVR, Inc.*^	6,730	4,021,175

		13,332,717

Internet & Catalog Retail (2.0%)
Priceline.com, Inc.*^	71,845	8,683,187

Media (8.6%)
Aeroplan Income Fund	566,295	10,068,570
Discovery Holding Co., Class A*	278,467	5,909,070
Focus Media Holding Ltd. (ADR)*^	95,567	3,359,180
Grupo Televisa S.A. (Sponsored ADR)	274,677	6,658,170
Lamar Advertising Co., Class A*^	127,299	4,573,853
Morningstar, Inc.*^	92,666	5,685,059

		36,253,902

Specialty Retail (2.7%)
Abercrombie & Fitch Co.^	156,719	11,462,428

Textiles, Apparel & Luxury Goods (2.6%)
Coach, Inc.*	222,781	6,716,847
Lululemon Athletica, Inc.*^	144,057	4,095,541

		10,812,388

Total Consumer Discretionary		144,260,449

Energy (11.2%)
Oil, Gas & Consumable Fuels (11.2%)
Range Resources Corp.	77,946	4,945,674
Southwestern Energy Co.*	489,106	16,477,981
Ultra Petroleum Corp.*	334,199	25,900,422

Total Energy		47,324,077

Financials (9.3%)
Capital Markets (1.5%)
Calamos Asset Management, Inc., Class A^	149,039	2,426,355
GLG Partners, Inc.*^	323,621	3,841,381

		6,267,736

Diversified Financial Services (4.2%)
IntercontinentalExchange, Inc.*	54,485	7,110,293
Leucadia National Corp.^	236,745	10,705,609

		17,815,902

Insurance (1.1%)
Alleghany Corp.*	13,556	4,629,374

Real Estate Management & Development (2.5%)
Brookfield Asset Management, Inc., Class A	171,422	4,599,252
Forest City Enterprises, Inc., Class A^	157,121	5,782,053

		10,381,305

Total Financials		39,094,317

Health Care (7.7%)
Health Care Equipment & Supplies (1.3%)
Gen-Probe, Inc.*	120,626	5,814,173

Life Sciences Tools & Services (5.1%)
Illumina, Inc.*^	164,902	12,516,062
Techne Corp.*	132,620	8,933,283

		21,449,345

Pharmaceuticals (1.3%)
Allergan, Inc.	96,283	5,429,399

Total Health Care		32,692,917

Industrials (13.8%)
Air Freight & Logistics (4.7%)
C.H. Robinson Worldwide, Inc.	205,132	11,159,181
Expeditors International of Washington, Inc.	189,638	8,567,845

		19,727,026

Airlines (0.6%)
UAL Corp.^	110,227	2,373,187

Commercial Services & Supplies (6.4%)
Corporate Executive Board Co.^	122,137	4,944,106
Covanta Holding Corp.*^	160,909	4,424,997
IHS, Inc., Class A*^	106,051	6,820,140
Monster Worldwide, Inc.*	199,261	4,824,109
Stericycle, Inc.*	114,140	5,878,210

		26,891,562

Construction & Engineering (0.7%)
Aecom Technology Corp.*	117,270	3,050,193

Transportation Infrastructure (1.4%)
Grupo Aeroportuario del Pacifico S.A. de C.V. (ADR)	136,276	6,132,420

Total Industrials		58,174,388

Information Technology (11.8%)
Internet Software & Services (9.0%)
Akamai Technologies, Inc.*	134,402	3,784,760
Alibaba.com Ltd.*§	2,469,800	5,115,632
Baidu.com (Sponsored ADR)*^	40,050	9,597,182
Equinix, Inc.*^	61,445	4,085,478
NHN Corp.*	29,102	6,791,005
Tencent Holdings Ltd.	1,466,400	8,356,388

		37,730,445

IT Services (1.2%)
Iron Mountain, Inc.*^	193,480	5,115,611

Software (1.6%)
Salesforce.com, Inc.*	118,600	6,863,382

Total Information Technology		49,709,438

Materials (5.3%)
Chemicals (1.9%)
Nalco Holding Co.	380,498	8,047,533

Construction Materials (3.4%)
Martin Marietta Materials, Inc.^	100,340	10,653,098
Texas Industries, Inc.^	62,387	3,750,082

		14,403,180

Total Materials		22,450,713

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.1%)
Wireless Telecommunication Services (1.1%)
NII Holdings, Inc.*	146,684	$4,661,617

Total Telecommunication Services		4,661,617

Utilities (1.6%)
Gas Utilities (1.6%)
Questar Corp.	120,493	6,815,084

Total Utilities		6,815,084

Total Common Stocks (96.0%) (Cost $430,088,726)		405,183,000

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (25.3%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	$4,000,000	4,000,000
Caixa d’Estalvis i Pensions de Barcelona/Catalonia
3.04%, 6/30/08 (l)	1,600,000	1,600,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	50,000,000	50,000,000
3.00%, 4/1/08 (r)	43,466,782	43,466,782
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,000,000	1,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	4,000,000	4,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	3,000,000	3,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		107,066,782

Time Deposit (4.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	16,800,058	16,800,058

Total Short-Term Investments (29.3%) (Amortized Cost $123,866,840)		123,866,840

Total Investments (125.3%) (Cost/Amortized Cost $553,955,566)		529,049,840
Other Assets Less Liabilities (-25.3%)		(106,894,179)

Net Assets (100%)		$422,155,661

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $5,115,632 or 1.21% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

EQ/VAN KAMPEN MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$375,437,562	$153,612,278	$—	$529,049,840
Other Investments*	—	—	—	—

Total	$375,437,562	$153,612,278	$—	$529,049,840

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$65,410,399
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$34,324,987

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,769,491
Aggregate gross unrealized depreciation	(52,722,820)

Net unrealized depreciation	$(24,953,329)

Federal income tax cost of investments	$554,003,169

At March 31, 2008, the Portfolio had loaned securities with a total value of $104,592,932. This was secured by collateral of $107,066,782 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $4,717, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $9,984 as brokerage commissions with Morgan Stanley & Co., Inc., and $290 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.7%)
Hotels, Resorts & Cruise Lines (6.7%)
Millennium & Copthorne Hotels plc	509,920	$4,199,853
Morgans Hotel Group Co.*	480,771	7,125,026
Starwood Hotels & Resorts Worldwide, Inc.	732,040	37,883,070

Total Consumer Discretionary		49,207,949

Financials (86.1%)
Diversified REIT’s (6.3%)
Liberty Property Trust (REIT)	493,679	15,358,353
PS Business Parks, Inc. (REIT)	57,132	2,965,151
Vornado Realty Trust (REIT)	320,247	27,608,494

		45,931,998

Industrial REIT’s (4.4%)
AMB Property Corp. (REIT)	226,929	12,349,476
DCT Industrial Trust, Inc. (REIT)	238,531	2,375,769
ProLogis (REIT)	287,801	16,939,967

		31,665,212

Mortgage REIT’s (0.1%)
Care Investment Trust, Inc. (REIT)	67,530	712,441

Office REIT’s (11.0%)
Boston Properties, Inc. (REIT)	383,823	35,338,584
Brandywine Realty Trust (REIT)	161,331	2,736,174
Douglas Emmett, Inc. (REIT)	168,314	3,713,007
Duke Realty Corp. (REIT)	508,290	11,594,095
Highwoods Properties, Inc. (REIT)	21,397	664,805
Kilroy Realty Corp. (REIT)	85,191	4,183,730
Mack-Cali Realty Corp. (REIT)	553,158	19,753,272
Parkway Properties, Inc./ Maryland (REIT)	47,162	1,743,107

		79,726,774

Real Estate Management & Development (6.0%)
Brookfield Properties Corp.	1,725,720	33,323,653
Forest City Enterprises, Inc., Class A	285,758	10,515,895

		43,839,548

Residential REIT’s (21.2%)
Apartment Investment & Management Co. (REIT)	1,597	57,189
AvalonBay Communities, Inc. (REIT)	427,944	41,305,155
BRE Properties, Inc. (REIT)	163,754	7,460,632
Camden Property Trust (REIT)	300,536	15,086,907
Equity Lifestyle Properties, Inc. (REIT)	227,730	11,243,030
Equity Residential (REIT)	1,258,829	52,228,815
Essex Property Trust, Inc. (REIT)	73,399	8,366,018
GMH Communities Trust (REIT)	284,723	2,471,396
Post Properties, Inc. (REIT)	402,704	15,552,428

		153,771,570

Retail REIT’s (21.6%)
Acadia Realty Trust (REIT)	219,196	5,293,583
Cedar Shopping Centers, Inc. (REIT)	17,971	209,901
Developers Diversified Realty Corp. (REIT)	66,620	2,790,046
Equity One, Inc. (REIT)	11,646	279,155
Federal Realty Investment Trust (REIT)	167,445	13,052,338
General Growth Properties, Inc. (REIT)	320,119	12,218,942
Macerich Co. (REIT)	306,905	21,566,214
Ramco-Gershenson Properties Trust (REIT)	116,526	2,459,864
Regency Centers Corp. (REIT)	451,667	29,249,955
Simon Property Group, Inc. (REIT)	690,844	64,186,316
Taubman Centers, Inc. (REIT)	106,998	5,574,596
Weingarten Realty Investors (REIT)	7,830	269,665

		157,150,575

Specialized REIT’s (15.5%)
DiamondRock Hospitality Co. (REIT)	126,741	1,605,808
Extendicare Real Estate Investment Trust (REIT)	29,960	334,494
Healthcare Realty Trust, Inc. (REIT)	513,346	13,423,998
Hersha Hospitality Trust (REIT)	474,133	4,281,421
Host Hotels & Resorts, Inc. (REIT)	2,130,716	33,920,999
Plum Creek Timber Co., Inc. (REIT)	106,768	4,345,458
Public Storage (REIT)	161,566	14,317,979
Senior Housing Properties Trust (REIT)	813,463	19,279,073
Sovran Self Storage, Inc. (REIT)	147,787	6,311,983
Strategic Hotels & Resorts, Inc. (REIT)	1,046,447	13,739,849
U-Store-It Trust (REIT)	49,680	562,874
Ventas, Inc. (REIT)	7,780	349,400

		112,473,336

Total Financials		625,271,454

Health Care (1.6%)
Health Care Facilities (1.6%)
Assisted Living Concepts, Inc., Class A*	756,589	4,456,309
Brookdale Senior Living, Inc	295,970	7,073,683

Total Health Care		11,529,992

Total Common Stocks (94.4%) (Cost $740,769,837)		686,009,395

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (5.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08 (Amortized Cost $37,792,723)	$37,792,723	37,792,723

Total Investments (99.6%) (Cost/Amortized Cost $778,562,560)		723,802,118
Other Assets Less Liabilities (0.4%)		2,600,603

Net Assets (100%)		$726,402,721

*	Non-income producing.

Glossary:

REIT — Real Estate Investment Trust

EQ ADVISORS TRUST

EQ/VAN KAMPEN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$681,475,048	$42,327,070	$—	$723,802,118
Other Investments*	—	—	—	—

Total	$681,475,048	$42,327,070	$—	$723,802,118

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, options and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,050,856
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$95,077,940

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,612,646
Aggregate gross unrealized depreciation	(65,626,674)

Net unrealized depreciation	$(55,014,028)

Federal income tax cost of investments	$778,816,146

For the three months ended March 31, 2008, the Portfolio incurred approximately $68 as brokerage commissions with Morgan Stanley & Co., Inc., and $252 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.4%)
ABC Learning Centres Ltd.	29,459	$37,692
AGL Energy Ltd.	37,906	382,451
Alumina Ltd.	98,706	514,182
Amcor Ltd.	76,544	500,168
AMP Ltd.	163,277	1,171,368
Ansell Ltd.	5,601	59,531
Aristocrat Leisure Ltd.	30,445	267,107
Asciano Group^	48,795	178,375
ASX Ltd.	14,879	508,562
Australia & New Zealand Banking Group Ltd.	162,711	3,353,221
Babcock & Brown Ltd.^	19,622	263,967
Bendigo and Adelaide Bank Ltd.	21,937	238,574
BHP Billiton Ltd.	1,275,267	41,735,356
Billabong International Ltd.^	14,508	172,365
BlueScope Steel Ltd.	64,908	585,482
Boart Longyear Group	118,197	197,677
Boral Ltd.^	50,270	287,595
Brambles Ltd.	124,001	1,130,978
Caltex Australia Ltd.	10,629	126,377
CFS Retail Property Trust (REIT)	127,449	252,752
Challenger Financial Services Group Ltd.^	28,335	47,130
Coca-Cola Amatil Ltd.	46,202	358,904
Cochlear Ltd.	4,863	243,103
Commonwealth Bankof Australia	115,055	4,396,270
Commonwealth Property Office Fund (REIT)	57,296	69,643
Computershare Ltd.	41,294	330,212
Crown Ltd.*	39,126	375,451
CSL Ltd.	47,925	1,616,608
CSR Ltd.	80,395	235,113
Dexus Property Group (REIT)	244,675	376,780
Downer EDI Ltd.^	12,010	68,709
Fairfax Media Ltd.^	101,042	320,428
Fortescue Metals Group Ltd.*^	109,781	653,141
Foster’s Group Ltd.	167,817	785,244
Futuris Corp., Ltd.^	23,060	39,936
Goodman Fielder Ltd.	106,850	175,770
Goodman Group (REIT)	127,412	501,864
GPT Group (REIT)	183,569	545,232
Harvey Norman Holdings Ltd.	44,324	158,385
Iluka Resources Ltd.^	16,641	70,718
Incitec Pivot Ltd.^	4,400	567,587
ING Industrial Fund (REIT)^	39,235	76,375
Insurance Australia Group Ltd.^	162,006	541,889
Leighton Holdings Ltd.^	12,157	475,520
Lend Lease Corp., Ltd.	31,562	382,190
Lion Nathan Ltd.	25,690	205,433
Macquarie Airports Ltd.	60,105	177,424
Macquarie Communications Infrastructure Group	17,169	65,901
Macquarie Group Ltd.^	23,679	1,143,037
Macquarie Infrastructure Group^	209,421	532,064
Macquarie Office Trust (REIT)	158,396	131,730
Mirvac Group (REIT)	86,539	317,934
National Australia Bank Ltd.	141,363	3,895,128
Newcrest Mining Ltd.	39,427	1,202,399
OneSteel Ltd.	65,137	380,388
Orica Ltd.	26,818	713,946
Origin Energy Ltd.^	76,512	640,506
Oxiana Ltd.^	115,991	337,093
Pacific Brands Ltd.	19,773	36,502
Paladin Energy Ltd.*^	45,245	210,468
PaperlinX Ltd.	17,665	44,396
Perpetual Ltd.^	2,928	144,097
Qantas Airways Ltd.	82,833	297,505
QBE Insurance Group Ltd.	77,632	1,575,753
Rio Tinto Ltd.^	24,886	2,786,056
Santos Ltd.	51,224	678,797
Sims Group Ltd.^	10,800	293,142
Sonic Healthcare Ltd.	26,420	331,997
St. George Bank Ltd.^	24,279	570,468
Stockland (REIT)	126,813	810,102
Suncorp-Metway Ltd.^	81,086	953,725
TABCORP Holdings Ltd.	45,894	593,487
Tatts Group Ltd.^	89,753	285,448
Telstra Corp., Ltd.	253,592	1,019,734
Telstra Corp., Ltd. (Installment Receipts)	126,176	324,027
Toll Holdings Ltd.^	47,925	438,862
Transurban Group	94,704	562,575
Wesfarmers Ltd.^	47,446	1,734,002
Wesfarmers Ltd. (PPS)	12,675	466,359
Westfield Group (REIT)	152,225	2,476,308
Westpac Banking Corp.	162,427	3,525,498
Woodside Petroleum Ltd.	41,961	2,089,975
Woolworths Ltd.	105,731	2,802,199
WorleyParsons Ltd.	13,078	400,033
Zinifex Ltd.	42,571	388,278

		100,958,758

Austria (0.3%)
Andritz AG	3,254	178,622
bwin Interactive Entertainment AG*^	1,877	61,726
Erste Bank der Oesterreichischen Sparkassen AG	16,526	1,071,012
Flughafen Wien AG	413	49,769
Immoeast AG*	36,750	353,916
Immofinanz Immobilien Anlagen AG	40,130	434,617
Mayr Melnhof Karton AG	331	33,402
OMV AG	14,370	949,663
Raiffeisen International Bank Holding AG	4,733	645,226
RHI AG*^	1,031	41,506
Telekom Austria AG	32,557	672,817
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A^	6,736	479,508
Vienna Insurance Group	2,754	211,002
voestalpine AG	10,147	704,861
Wienerberger AG	7,030	373,912

		6,261,559

Belgium (0.8%)
AGFA-Gevaert N.V.	5,074	39,652
Barco N.V.	450	32,225
Bekaert S.A.	470	68,391
Belgacom S.A.	14,777	654,383
Cofinimmo (REIT)	335	72,425
Colruyt S.A.	1,454	374,167
Compagnie Maritime Belge S.A.	551	37,075
Compagnie Nationalea Portefeuille	1,559	118,756
D’ieteren S.A.	109	38,762
Delhaize Group	8,750	688,493
Dexia S.A.^	45,773	1,304,368
Euronav N.V.	1,680	63,814
Fortis	184,352	4,645,090
Groupe Bruxelles Lambert S.A.	7,026	857,324
InBev N.V.	16,225	1,427,792

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
KBC Ancora SCA	1,233	$126,840
KBC Groep N.V.	14,184	1,839,360
Mobistar S.A.	2,641	239,328
Omega Pharma S.A.	722	33,466
Solvay S.A., Class A	5,532	705,853
UCB S.A.	9,619	334,168
Umicore	10,880	566,147

		14,267,879

Bermuda (2.1%)
Frontline Ltd.^	2,050	93,798
Ingersoll-Rand Co., Ltd., Class A^	154,700	6,896,526
Nabors Industries Ltd.*^	737,200	24,895,244
PartnerReinsurance Ltd.^	88,000	6,714,400
Seadrill Ltd.	22,700	608,471

		39,208,439

Brazil (1.7%)
Cia Vale do Rio Doce (ADR)^	912,600	31,612,464

Canada (7.4%)
Brookfield Asset Management, Inc., Class A^	176,100	4,724,763
Canadian National Railway Co.	235,900	11,398,688
Canadian Natural Resources Ltd.	65,000	4,449,851
Canadian Pacific Railway Ltd.	184,400	11,856,788
EnCana Corp.	67,100	5,112,007
Ensign Energy Services, Inc.	27,300	532,196
Finning International, Inc.	387,400	10,971,521
Manulife Financial Corp.^	69,800	2,671,774
Potash Corp. of Saskatchewan, Inc.	335,100	52,071,168
Precision Drilling Trust^	129,800	3,011,360
Suncor Energy, Inc.	103,700	10,022,969
Talisman Energy, Inc.^	211,100	3,745,074
Teck Cominco Ltd., Class B	413,100	16,939,334

		137,507,493

China (0.1%)
Belle International Holdings Ltd.	180,000	186,646
Fosun International Ltd.*	126,500	85,334
Foxconn International Holdings Ltd.*	185,000	249,594
Parkson Retail Group Ltd.^	7,500	63,217
Tencent Holdings Ltd.^	78,000	444,489
Tingyi Cayman Islands Holding Corp.	140,000	183,485

		1,212,765

Cyprus (0.0%)
Prosafe SE	16,120	253,243

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	23	254,668
A.P. Moller - Maersk A/S, Class B	96	1,071,093
Bang & Olufsen A/S, Class B^	410	25,607
Carlsberg A/S, Class B	2,850	364,441
Codan A/S †	19,500	106,151
Coloplast A/S, Class B^	2,200	200,978
D/S Torm A/S^	1,150	34,086
Danisco A/S	4,100	299,467
Danske Bank A/S	39,600	1,460,876
DSV A/S^	17,625	385,269
East Asiatic Co., Ltd. A/S^	600	52,462
FLSmidth & Co. A/S^	4,650	460,235
GN Store Nord A/S*^	7,800	38,972
H. Lundbeck A/S^	2,100	52,462
NKT Holding A/S	925	66,583
Jyske Bank A/S (Registered)*^	4,500	302,007
Novo Nordisk A/S, Class B^	42,275	2,890,889
Novozymes A/S, Class B	3,850	360,270
Rockwool International A/S, Class B^	595	99,263
Sydbank A/S	5,500	199,988
Topdanmark A/S*^	1,450	244,051
TrygVesta A/S^	2,400	210,865
Vestas Wind Systems A/S*	16,200	1,769,742
William Demant Holding A/S*^	2,125	169,833

		11,120,258

Finland (1.1%)
Amer Sports Oyj, Class A^	2,842	57,207
Cargotec Corp., Class B^	3,371	165,460
Elisa Oyj^	13,194	329,531
Fortum Oyj^	39,320	1,602,192
Kesko Oyj, Class B^	5,509	284,837
Kone Oyj, Class B^	13,363	548,306
Konecranes Oyj	2,391	92,105
Metso Oyj^	11,154	602,240
Neste Oil Oyj^	11,209	391,794
Nokia Oyj	347,037	10,979,609
Nokian Renkaat Oyj^	9,166	390,712
Orion Oyj, Class B^	7,732	167,478
Outokumpu Oyj^	10,303	468,619
Pohjola Bank plc^	8,370	157,645
Rautaruukki Oyj*	7,415	357,865
Sampo Oyj, Class A	37,709	1,020,992
Sanoma-WSOY Oyj^	7,230	200,436
Stora Enso Oyj, Class R^	50,836	586,681
Tietoenator Oyj^	2,912	71,902
UPM-Kymmene Oyj^	46,067	818,193
Uponor Oyj^	2,161	50,834
Wartsila Oyj^	7,385	498,425
YIT Oyj	10,590	300,439

		20,143,502

France (6.2%)
Accor S.A.	17,147	1,252,296
Aeroports de Paris	3,053	347,709
Air France-KLM	11,909	335,415
Air Liquide	21,046	3,208,671
Alcatel-Lucent^	201,145	1,149,559
Alstom S.A.	8,608	1,866,162
Atos Origin S.A.*	6,083	338,620
BNP Paribas S.A.	71,818	7,244,019
Bouygues S.A.	19,882	1,263,082
Cap Gemini S.A.	12,065	687,048
Carrefour S.A.	52,816	4,074,940
Casino Guichard Perrachon S.A.	3,808	456,542
Christian Dior S.A.	2,383	263,765
Cie de Saint-Gobain S.A.^	24,721	2,015,811
Cie Generale d’Optique Essilor International S.A.	17,183	1,122,814
Cie Generale de Geophysique-Veritas*	2,278	567,079
CNP Assurances S.A.	3,896	480,255
Compagnie Generale des Etablissements Michelin, Class B	12,531	1,308,073
Credit Agricole S.A.	58,074	1,797,013
Dassault Systemes S.A.	4,871	282,841
Eiffage S.A.	1,642	159,686
Electricite de France^	8,728	759,379
Eurazeo S.A.	966	123,531
France Telecom S.A.	160,976	5,413,200
Gaz de France S.A.^	17,137	1,034,585

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Gecina S.A. (REIT)	1,098	$163,813
Groupe Danone S.A.	38,426	3,436,068
Hermes International S.A.^	6,028	752,771
ICADE (REIT)	1,612	239,886
Imerys S.A.	2,658	243,764
J.C. Decaux S.A.^	5,812	170,851
Klepierre (REIT)	6,054	371,510
L’Oreal S.A.	21,789	2,767,086
Lafarge S.A.	12,983	2,257,940
Lagardere SCA	11,097	829,718
Legrand S.A.^	3,716	116,570
LVMH Moet Hennessy Louis Vuitton S.A.	21,594	2,403,453
M6-Metropole Television S.A.	5,680	126,439
Natixis	16,019	257,705
Neopost S.A.	2,850	319,865
Neuf Cegetel	2,772	154,352
PagesJaunes Groupe S.A.^	11,042	196,639
Pernod-Ricard S.A.	15,459	1,590,288
Peugeot S.A.	13,262	1,028,235
PPR S.A.	6,714	994,784
Publicis Groupe S.A.	12,386	473,216
Renault S.A.	16,326	1,806,804
Safran S.A.^	13,920	285,031
Sanofi-Aventis S.A.	90,085	6,758,375
Schneider Electric S.A.	19,450	2,516,720
SCOR SE	15,177	362,285
Societe BIC S.A.	2,281	140,660
Societe des Autoroutes Paris-Rhin-Rhone	1,977	239,083
Societe Generale S.A.^	34,801	3,407,508
Societe Generale S.A. (Non-Voting)*	7,728	743,625
Societe Television Francaise 1	9,795	215,411
Sodexo S.A.	8,342	512,837
Suez S.A.	91,655	6,015,193
Technip S.A.	8,872	690,949
Thales S.A.	7,751	501,834
Thomson	21,237	147,523
Total S.A.	189,828	14,097,462
Unibail-Rodamco (REIT)^	5,760	1,482,348
Valeo S.A.	5,869	232,754
Vallourec	37,855	9,189,846
Veolia Environnement	30,905	2,154,622
Vinci S.A.	36,156	2,613,752
Vivendi S.A.	102,578	4,008,139
Wendel	1,430	179,525
Zodiac S.A.	3,402	166,874

		114,916,208

Germany (6.0%)
Adidas AG	17,733	1,178,910
Allianz SE (Registered)	39,680	7,860,670
Altana AG	2,764	58,299
Arcandor AG*^	5,134	102,694
BASF SE	85,073	11,457,901
Bayer AG	64,007	5,129,351
Bayerische Motoren Werke (BMW) AG	14,474	799,550
Bayerische Motoren Werke (BMW) AG (Preference)	1,438	63,362
Beiersdorf AG^	7,711	648,738
Bilfinger Berger AG	3,252	280,116
Celesio AG^	7,436	368,153
Commerzbank AG	55,032	1,720,259
Continental AG^	13,372	1,363,562
Daimler AG^	82,830	7,081,080
Deutsche Bank AG (Registered)	44,267	5,010,864
Deutsche Boerse AG	17,630	2,839,838
Deutsche Lufthansa AG (Registered)	20,019	541,393
Deutsche Post AG (Registered)	68,975	2,107,104
Deutsche Postbank AG	7,141	681,730
Deutsche Telekom AG (Registered)	249,881	4,161,971
Douglas Holding AG^	1,235	67,208
E.ON AG	54,899	10,163,135
Fraport AG	1,262	91,092
Fresenius Medical Care AG & Co. KGaA	16,498	829,572
Fresenius SE (Preference)	3,382	281,650
GEA Group AG*	13,981	470,144
HeidelbergCement AG^	1,049	180,632
Heidelberger Druckmaschinen AG^	4,879	131,023
Henkel KGaA	9,086	385,580
Henkel KGaA (Preference)^	15,577	720,059
Hochtief AG	3,702	338,983
Hypo Real Estate Holding AG^	17,583	456,915
Infineon Technologies AG*	65,549	460,510
IVG Immobilien AG	7,743	216,614
K+S AG^	3,290	1,076,786
Linde AG	10,640	1,503,244
MAN AG	9,822	1,304,715
Merck KGaA^	5,647	696,010
Metro AG	14,113	1,140,336
MLP AG	2,142	30,503
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)^	18,246	3,568,472
Porsche Automobil Holding SE (Preference)	7,713	1,409,841
Premiere AG*	3,763	81,211
ProSiebenSat.1 Media AG (Preference)	7,233	156,442
Puma AG Rudolf Dassler Sport	535	206,039
Q-Cells AG*	4,180	414,824
Rheinmetall AG	3,147	222,084
RWE AG	84,615	10,401,001
RWE AG (Non-Voting Preference)	3,438	326,153
Salzgitter AG	3,593	625,047
SAP AG	76,886	3,821,161
Siemens AG (Registered)	76,557	8,297,339
Solarworld AG^	7,386	351,801
Suedzucker AG	2,609	57,871
ThyssenKrupp AG	31,746	1,816,313
TUI AG*^	18,671	478,998
Volkswagen AG^	13,940	4,041,508
Volkswagen AG (Preference)	9,277	1,541,498
Wacker Chemie AG	616	126,212
Wincor Nixdorf AG	1,237	99,013

		112,043,084

Greece (0.4%)
Alpha Bank AE	34,894	1,156,867
Coca Cola Hellenic Bottling Co. S.A.	14,286	665,343
EFG Eurobank Ergasias S.A.	27,290	828,938
Folli-Follie S.A. (Registered)	1,255	41,965
Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	2,352	55,847
Hellenic Petroleum S.A.	8,926	117,527
Hellenic Technodomiki Tev S.A.	4,690	57,309
Hellenic Telecommunications Organization S.A.	23,702	672,803

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Motor Oil Hellas Corinth Refineries S.A.	1,744	$36,785
National Bank of Greece S.A.	35,209	1,857,691
OPAP S.A.	19,523	695,959
Piraeus Bank S.A.	27,943	859,360
Public Power Corp. S.A.	8,712	380,987
Titan Cement Co. S.A.	5,135	218,237
Viohalco, Hellenic Copper and Aluminum Industry S.A.	6,459	66,893

		7,712,511

Hong Kong (1.2%)
ASM Pacific Technology Ltd.^	17,000	122,651
Bank of East Asia Ltd.	123,800	619,585
BOC Hong Kong Holdings Ltd.^	323,500	778,962
C C Land Holdings Ltd.^	77,000	73,808
Cathay Pacific Airways Ltd.	121,000	237,875
Cheung Kong Holdings Ltd.	131,000	1,859,971
Cheung Kong Infrastructure Holdings Ltd.	38,000	152,583
Chinese Estates Holdings Ltd.	45,000	69,732
CITIC International Financial Holdings Ltd.	57,000	29,149
CLP Holdings Ltd.	115,500	950,547
Esprit Holdings Ltd.	91,200	1,094,496
Giordano International Ltd.^	108,000	43,574
Hang Lung Group Ltd.	38,000	179,438
Hang Lung Properties Ltd.	181,000	640,726
Hang Seng Bank Ltd.	66,900	1,211,183
Henderson Land Development Co., Ltd.	93,778	666,344
Hong Kong & China Gas Co.	317,000	953,120
Hong Kong Aircraft Engineering Co., Ltd.	5,200	85,791
Hong Kong Exchanges and Clearing Ltd.	93,000	1,596,474
HongKong Electric Holdings Ltd.	121,500	767,313
Hopewell Holdings Ltd.	53,000	201,236
Hutchison Telecommunications International Ltd.	125,000	178,281
Hutchison Whampoa Ltd.	186,000	1,760,184
Hysan Development Co., Ltd.	54,000	151,259
Kerry Properties Ltd.	53,000	319,390
Kingboard Chemical Holdings Ltd.	47,500	168,146
Lee & Man Paper Manufacturing Ltd.^	31,200	49,951
Li & Fung Ltd.	196,000	726,565
Lifestyle International Holdings Ltd.	53,500	113,700
Link REIT (REIT)	187,000	414,720
Melco International Development Ltd.	59,000	82,026
MTR Corp.	122,500	420,262
New World Development Ltd.	211,000	511,325
Noble Group Ltd.^	81,000	129,463
NWS Holdings Ltd.	32,000	108,549
Orient Overseas International Ltd.^	18,500	108,276
Pacific Basin Shipping Ltd.^	111,000	182,560
PCCW Ltd.	356,000	224,140
Shangri-La Asia Ltd.	107,333	289,618
Shui On Land Ltd.^	148,500	139,100
Shun Tak Holdings Ltd.	92,000	121,758
Sino Land Co.^	120,000	259,038
Sun Hung Kai Properties Ltd.	119,000	1,856,257
Swire Pacific Ltd., Class A	72,000	812,268
Television Broadcasts Ltd.	24,000	128,594
Wharf Holdings Ltd.	120,750	568,635
Wheelock & Co., Ltd.	36,000	100,840
Wing Hang Bank Ltd.	15,000	228,007
Yue Yuen Industrial Holdings Ltd.^	51,000	159,894

		22,647,364

Ireland (0.4%)
Allied Irish Banks plc	77,627	1,654,474
Anglo Irish Bank Corp. plc	33,093	444,087
Bank of Ireland	86,279	1,283,126
CRH plc	48,230	1,833,526
DCC plc	3,169	74,796
Elan Corp. plc*	40,924	839,268
Experian Group Ltd.	89,465	651,633
Greencore Group plc	6,273	37,039
Iaws Group plc	4,986	116,500
Irish Life & Permanent plc	24,129	471,599
Kerry Group plc, Class A	11,453	358,916
Kingspan Group plc	10,124	135,058
Paddy Power plc	1,840	68,033
Smurfit Kappa Group plc*	9,432	113,468

		8,081,523

Italy (2.8%)
A2A S.p.A.^	49,261	181,011
Alleanza Assicurazioni S.p.A.	37,008	483,478
Arnoldo Mondadori Editore S.p.A.^	4,596	38,819
Assicurazioni Generali S.p.A.	93,025	4,182,664
Atlantia S.p.A.	22,520	680,849
Autogrill S.p.A.^	8,492	126,761
Banca Carige S.p.A.^	26,065	102,567
Banca Monte dei Paschi di Siena S.p.A.^	96,554	427,579
Banca Popolare di Milano Scarl	36,144	396,868
Banco Popolare Scarl*	56,281	932,075
Bulgari S.p.A.	11,808	136,458
Enel S.p.A.	381,589	4,048,354
ENI S.p.A.	229,494	7,825,975
Fiat S.p.A.^	62,582	1,447,440
Finmeccanica S.p.A.	25,915	881,273
Fondiaria-Sai S.p.A.	6,071	251,499
IFIL - Investments S.p.A.	14,311	115,453
Intesa Sanpaolo S.p.A.	678,929	4,785,851
Intesa Sanpaolo S.p.A. (RNC)	81,528	536,730
Istituto Finanziario Industriale S.p.A.*	4,535	124,864
Italcementi S.p.A.^	5,912	119,750
Italcementi S.p.A. (RNC)	4,151	60,127
Lottomatica S.p.A.^	5,969	185,738
Luxottica Group S.p.A.^	11,576	291,861
Mediaset S.p.A.^	67,129	621,042
Mediobanca S.p.A.	42,800	877,741
Mediolanum S.p.A.^	22,322	136,734
Parmalat S.p.A.^	137,222	527,516
Pirelli & C. S.p.A.*^	240,182	210,259
Prysmian S.p.A.*	11,379	242,881
Saipem S.p.A.	255,547	10,344,317
Seat Pagine Gialle S.p.A.^	297,372	51,455
Snam Rete Gas S.p.A.^	76,967	489,388
Telecom Italia S.p.A.^	943,599	1,973,862
Telecom Italia S.p.A. (RNC)^	526,864	872,544
Terna Rete Elettrica Nazionale S.p.A.^	104,941	447,738
UniCredito S.p.A.	824,621	5,519,930
Unione di Banche Italiane S.c.p.A.	52,878	1,354,899

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Unipol Gruppo Finanziario S.p.A.	23,003	$71,470
Unipol Gruppo Finanziario S.p.A. (Preference)^	79,696	228,866

		52,334,686

Japan (11.8%)
77 Bank Ltd.	28,000	156,742
Access Co., Ltd.*^	9	31,872
Acom Co., Ltd.^	5,330	141,431
Aderans Holdings Co., Ltd.^	2,400	44,446
Advantest Corp.^	14,000	363,062
Aeon Co., Ltd.	55,800	665,032
Aeon Credit Service Co., Ltd.^	7,500	100,221
Aeon Mall Co., Ltd.^	5,500	152,563
Aiful Corp.^	6,600	106,005
Aioi Insurance Co., Ltd.	28,000	154,775
Aisin Seiki Co., Ltd.^	16,700	623,234
Ajinomoto Co., Inc.^	58,000	587,681
Alfresa Holdings Corp.^	2,300	180,668
All Nippon Airways Co., Ltd.	56,000	246,629
Alps Electric Co., Ltd.^	14,400	141,717
Amada Co., Ltd.^	32,000	242,055
Aoyama Trading Co., Ltd.^	5,000	107,845
Aozora Bank Ltd.^	29,000	86,116
Asahi Breweries Ltd.	35,900	740,113
Asahi Glass Co., Ltd.	83,000	915,098
Asahi Kasei Corp.^	104,000	542,536
Asatsu-DK, Inc.^	1,300	46,298
Asics Corp.^	13,000	149,458
Astellas Pharma, Inc.	42,900	1,661,256
Autobacs Seven Co., Ltd.^	2,100	57,409
Bank of Kyoto Ltd.	24,000	291,814
Bank of Yokohama Ltd.	103,000	699,549
Benesse Corp.^	5,800	273,475
Bridgestone Corp.	53,100	904,000
Brother Industries Ltd.^	10,400	106,942
Canon Marketing Japan, Inc.^	6,600	124,478
Canon, Inc.^	93,300	4,296,218
Casio Computer Co., Ltd.	20,700	302,983
Central Glass Co., Ltd.	7,000	27,317
Central Japan Railway Co.^	137	1,415,630
Chiba Bank Ltd.^	67,000	455,046
Chiyoda Corp.	12,000	108,949
Chubu Electric Power Co., Inc.^	57,700	1,441,342
Chugai Pharmaceutical Co., Ltd.^	23,400	264,565
Chugoku Electric Power Co., Ltd.^	12,200	271,709
Chuo Mitsui Trust Holdings, Inc.	69,000	417,406
Circle K Sunkus Co., Ltd.^	3,500	59,445
Citizen Holdings Co., Ltd.^	28,600	241,872
Coca-Cola West Holdings Co., Ltd.	4,200	101,124
COMSYS Holdings Corp.^	8,000	69,342
Cosmo Oil Co., Ltd.	43,000	135,022
Credit Saison Co., Ltd.	14,300	398,816
CSK Holdings Corp.^	5,500	126,906
Dai Nippon Printing Co., Ltd.^	53,000	843,278
Daicel Chemical Industries Ltd.	24,000	123,274
Daido Steel Co., Ltd.^	27,000	139,496
Daifuku Co., Ltd.	3,500	44,768
Daihatsu Motor Co., Ltd.	8,000	96,067
Daiichi Sankyo Co., Ltd.^	60,800	1,796,308
Daikin Industries Ltd.^	23,000	989,868
Dainippon Ink and Chemicals, Inc.^	55,000	171,047
Dainippon Sumitomo Pharma Co., Ltd.	6,000	54,835
Daito Trust Construction Co., Ltd.^	6,700	345,486
Daiwa House Industry Co., Ltd.	45,000	445,576
Daiwa Securities Group, Inc.^	116,000	1,005,457
Denki Kagaku Kogyo KK^	41,000	129,153
Denso Corp.^	42,300	1,366,433
Dentsu, Inc.^	170	387,139
Dowa Holdings Co., Ltd.	24,000	142,295
eAccess Ltd.^	94	57,901
East Japan Railway Co.	296	2,461,718
Ebara Corp.	30,000	91,493
EDION Corp.^	3,100	28,674
Eisai Co., Ltd.^	22,000	750,401
Electric Power Development Co., Ltd.^	13,100	471,800
Elpida Memory, Inc.*^	8,200	273,114
FamilyMart Co., Ltd.^	4,900	175,492
Fanuc Ltd.^	16,700	1,588,242
Fast Retailing Co., Ltd.^	4,600	405,638
Fuji Electric Holdings Co., Ltd.^	47,000	190,961
Fuji Heavy Industries Ltd.	23,000	96,218
Fuji Soft, Inc.^	2,700	50,435
Fuji Television Network, Inc.	33	48,666
FujiFilm Holdings Corp.	42,600	1,508,608
Fujikura Ltd.	28,000	126,404
Fujitsu Ltd.	162,000	1,059,631
Fukuoka Financial Group, Inc.^	68,000	354,053
Furukawa Electric Co., Ltd.	52,000	167,978
Glory Ltd.	2,500	53,170
Goodwill Group, Inc.*^	91	11,813
Gunma Bank Ltd.^	32,000	228,892
Gunze Ltd.^	7,000	29,494
H20 Retailing Corp.^	6,000	40,209
Hachijuni Bank Ltd.	34,000	215,911
Hakuhodo DY Holdings, Inc.	2,040	121,360
Hankyu Hanshin Holdings, Inc.^	106,000	458,327
Haseko Corp.*	106,000	156,320
Hikari Tsushin, Inc.	2,000	58,989
Hino Motors Ltd.^	22,000	145,225
Hirose Electric Co., Ltd.^	2,700	303,100
Hiroshima Bank Ltd.	44,000	212,319
Hitachi Cable Ltd.	12,000	44,663
Hitachi Chemical Co., Ltd.^	9,100	171,081
Hitachi Construction Machinery Co., Ltd.^	9,400	235,283
Hitachi High-Technologies Corp.	6,000	99,258
Hitachi Ltd.^	293,000	1,737,189
Hitachi Metals Ltd.^	6,000	88,363
Hokkaido Electric Power Co., Inc.	16,000	371,589
Hokuhoku Financial Group, Inc.	99,000	297,953
Hokuriku Electric Power Co.	7,700	181,531
Honda Motor Co., Ltd.	136,400	3,893,038
House Foods Corp.	2,800	41,657
Hoya Corp.	36,000	845,104
Ibiden Co., Ltd.	11,200	440,449
Idemitsu Kosan Co., Ltd.	1,600	123,756
IHI Corp.^	115,000	222,663
Inpex Holdings, Inc.	72	801,766
Isetan Co., Ltd.^†	25,980	301,814
Isuzu Motors Ltd.^	63,000	314,747
IT Holdings Corp.*†	2,700	54,715
Ito En Ltd.^	4,300	76,096
ITOCHU Corp.	131,000	1,293,178
ITOCHU Techno-Solutions Corp.^	2,300	69,452
J. Front Retailing Co., Ltd.*	37,400	238,628
Jafco Co., Ltd.	2,500	83,266

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Airlines Corp.*^	75,000	$194,874
Japan Petroleum Exploration Co.	2,500	165,530
Japan Prime Realty Investment Corp. (REIT)	47	155,126
Japan Real Estate Investment Corp. (REIT)	37	430,578
Japan Retail Fund Investment Corp. (REIT)^	30	189,306
Japan Steel Works Ltd.^	31,000	528,381
Japan Tobacco, Inc.	392	1,962,360
JFE Holdings, Inc.^	50,800	2,252,568
JGC Corp.^	17,000	259,571
Joyo Bank Ltd.^	55,000	278,090
JS Group Corp.^	23,300	349,921
JSR Corp.^	15,700	355,172
JTEKT Corp.	16,100	262,626
Jupiter Telecommunications Co., Ltd.*	202	188,868
Kajima Corp.^	79,000	223,495
Kamigumi Co., Ltd.	21,000	166,011
Kaneka Corp.^	27,000	168,750
Kansai Electric Power Co., Inc.^	67,100	1,669,422
Kansai Paint Co., Ltd.^	19,000	123,515
Kao Corp.	46,000	1,303,672
Kawasaki Heavy Industries Ltd.^	124,000	276,164
Kawasaki Kisen Kaisha Ltd.^	50,000	486,055
KDDI Corp.	215	1,313,553
Keihin Electric Express Railway Co., Ltd.^	38,000	258,467
Keio Corp.^	51,000	283,959
Keisei Electric Railway Co., Ltd.^	23,000	123,445
Keyence Corp.	3,100	712,801
Kikkoman Corp.^	12,000	147,472
Kinden Corp.	9,000	86,587
Kintetsu Corp.^	142,000	507,143
Kirin Holdings Co., Ltd.^	69,000	1,304,825
KK DaVinci Advisors*	43	32,914
Kobe Steel Ltd.^	231,000	658,146
Kokuyo Co., Ltd.	5,900	50,607
Komatsu Ltd.^	78,300	2,171,945
Komori Corp.^	2,200	45,686
Konami Corp.^	7,800	293,439
Konica Minolta Holdings, Inc.^	42,000	570,506
Kose Corp.	2,300	49,724
Kubota Corp.	96,000	596,148
Kuraray Co., Ltd.^	32,000	381,380
Kurita Water Industries Ltd.^	9,900	364,496
Kyocera Corp.^	14,200	1,192,356
Kyowa Hakko Kogyo Co., Ltd.	20,000	191,011
Kyushu Electric Power Co., Inc.^	33,000	806,130
Lawson, Inc.	5,500	243,329
Leopalace21 Corp.^	10,700	172,930
Mabuchi Motor Co., Ltd.	2,200	106,160
Makita Corp.^	10,100	317,145
Marubeni Corp.^	144,000	1,048,796
Marui Group Co., Ltd.^	25,900	275,681
Matsui Securities Co., Ltd.^	9,200	52,055
Matsumotokiyoshi Holdings Co., Ltd.*^	2,700	58,643
Matsushita Electric Industrial Co., Ltd.^	172,000	3,727,127
Matsushita Electric Works Ltd.	33,000	339,336
Mazda Motor Corp.^	36,000	127,488
Mediceo Paltac Holdings Co., Ltd.^	12,500	226,475
Meiji Dairies Corp.^	23,000	138,443
Meiji Seika Kaisha Ltd.^	13,000	66,122
Meitec Corp.^	1,300	39,386
Millea Holdings, Inc.	64,600	2,384,912
Minebea Co., Ltd.	30,000	174,559
Mitsubishi Chemical Holdings Corp.^	102,500	677,643
Mitsubishi Corp.^	118,000	3,563,202
Mitsubishi Electric Corp.	168,000	1,452,809
Mitsubishi Estate Co., Ltd.	103,000	2,500,602
Mitsubishi Gas Chemical Co., Inc.	34,000	241,834
Mitsubishi Heavy Industries Ltd.^	279,000	1,192,356
Mitsubishi Logistics Corp.^	10,000	128,210
Mitsubishi Materials Corp.^	100,000	434,390
Mitsubishi Motors Corp.*^	156,000	256,661
Mitsubishi Rayon Co., Ltd.^	45,000	144,011
Mitsubishi Tanabe Pharma Corp.	19,000	221,298
Mitsubishi UFJ Financial Group, Inc.	759,680	6,554,222
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,160	110,004
Mitsui & Co., Ltd.^	151,000	3,059,992
Mitsui Chemicals, Inc.^	53,000	350,923
Mitsui Engineering & Shipbuilding Co., Ltd.^	60,000	160,714
Mitsui Fudosan Co., Ltd.	73,000	1,449,308
Mitsui Mining & Smelting Co., Ltd.	50,000	156,501
Mitsui O.S.K. Lines Ltd.^	95,000	1,148,425
Mitsui Sumitomo Insurance Group Holdings, Inc.*†	31,500	1,060,534
Mitsumi Electric Co., Ltd.^	7,200	227,528
Mizuho Financial Group, Inc.^	798	2,922,051
Mizuho Trust & Banking Co., Ltd.^	49,000	70,295
Murata Manufacturing Co., Ltd.	18,600	923,656
Namco Bandai Holdings, Inc.^	17,100	231,591
NEC Corp.	177,000	674,759
NEC Electronics Corp.*^	2,700	52,223
NGK Insulators Ltd.^	23,000	407,022
NGK Spark Plug Co., Ltd.^	14,000	182,022
NHK Spring Co., Ltd.^	11,000	77,909
Nichirei Corp.^	10,000	48,054
Nidec Corp.^	9,500	584,220
Nikon Corp.^	28,000	745,787
Nintendo Co., Ltd.^	8,700	4,486,156
Nippon Building Fund, Inc. (REIT)	45	568,820
Nippon Electric Glass Co., Ltd.^	29,000	448,325
Nippon Express Co., Ltd.	70,000	402,388
Nippon Kayaku Co., Ltd.^	6,000	36,417
Nippon Light Metal Co., Ltd.^	35,000	52,669
Nippon Meat Packers, Inc.^	15,000	221,509
Nippon Mining Holdings, Inc.^	77,000	407,865
Nippon Oil Corp.	109,000	680,157
Nippon Paper Group, Inc.^	79	187,039
Nippon Sheet Glass Co., Ltd.^	53,000	234,480
Nippon Shokubai Co., Ltd.^	9,000	59,681
Nippon Steel Corp.^	504,000	2,553,371
Nippon Telegraph & Telephone Corp.	452	1,949,839
Nippon Yusen KK^	96,000	901,445
Nipponkoa Insurance Co., Ltd.	31,000	236,356
Nishi-Nippon City Bank Ltd.	57,000	149,819
Nishimatsu Construction Co., Ltd.^	19,000	40,791
Nissan Chemical Industries Ltd.	12,000	126,404
Nissan Motor Co., Ltd.^	196,900	1,627,665
Nisshin Seifun Group, Inc.	17,000	181,461
Nisshin Steel Co., Ltd.^	70,000	242,275

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshinbo Industries, Inc.^	12,000	$111,477
Nissin Food Products Co., Ltd.^	7,800	262,921
Nitori Co., Ltd.^	3,100	175,401
Nitto Denko Corp.	14,400	608,186
NOK Corp.^	9,800	200,562
Nomura Holdings, Inc.^	154,100	2,303,461
Nomura Real Estate Holdings, Inc.	4,100	68,278
Nomura Real Estate Office Fund, Inc. (REIT)	19	154,013
Nomura Research Institute Ltd.^	9,800	256,110
NSK Ltd.^	37,000	280,247
NTN Corp.^	33,000	225,120
NTT Data Corp.^	110	481,140
NTT DoCoMo, Inc.^	1,398	2,117,757
NTT Urban Development Corp.^	91	130,548
Obayashi Corp.^	52,000	218,058
Obic Co., Ltd.^	610	108,194
Odakyu Electric Railway Co., Ltd.^	55,000	407,203
OJI Paper Co., Ltd.^	71,000	319,813
Oki Electric Industry Co., Ltd.*^	24,000	46,228
OKUMA Corp.	13,000	139,286
Okumura Corp.^	11,000	56,059
Olympus Corp.^	20,000	605,939
Omron Corp.	18,500	379,540
Ono Pharmaceutical Co., Ltd.^	4,200	203,090
Onward Holdings Co., Ltd.^	12,000	122,552
Oracle Corp. Japan^	3,300	152,949
Oriental Land Co., Ltd.^	4,100	240,620
ORIX Corp.	8,030	1,095,586
Osaka Gas Co., Ltd.^	176,000	702,729
OSAKA Titanium technologies Co., Ltd.^	1,600	99,037
OSG Corp.^	3,100	35,889
Otsuka Corp.	1,400	118,118
Pioneer Corp.^	13,100	130,106
Promise Co., Ltd.	6,200	178,200
QP Corp.^	4,000	41,292
Rakuten, Inc.^	546	327,008
Resona Holdings, Inc.^	496	826,003
Ricoh Co., Ltd.	59,000	969,522
Rinnai Corp.	1,500	49,057
Rohm Co., Ltd.	8,800	544,703
Round One Corp.^	14	14,607
Ryohin Keikaku Co., Ltd.^	900	52,187
Sanken Electric Co., Ltd.^	8,000	47,030
Sankyo Co., Ltd.^	4,500	267,255
Santen Pharmaceutical Co., Ltd.^	6,200	144,613
Sanwa Holdings Corp.^	9,000	39,095
Sanyo Electric Co., Ltd.*	133,000	280,197
Sapporo Hokuyo Holdings, Inc.	24	167,335
Sapporo Holdings Ltd.^	22,000	179,876
SBI E*Trade Securities Co., Ltd.	136	118,291
SBI Holdings, Inc.^	814	195,824
Secom Co., Ltd.	18,300	888,563
Sega Sammy Holdings, Inc.^	17,300	183,101
Seiko Epson Corp.^	10,700	288,217
Seino Holdings Corp.	6,000	39,005
Sekisui Chemical Co., Ltd.	40,000	241,974
Sekisui House Ltd.	43,000	397,733
Seven & I Holdings Co., Ltd.	71,600	1,795,746
Sharp Corp.	87,000	1,478,511
Shikoku Electric Power Co., Inc.^	8,100	240,936
Shimachu Co., Ltd.	1,700	51,078
Shimamura Co., Ltd.^	1,900	162,781
Shimano, Inc.^	5,600	257,303
Shimizu Corp.^	52,000	238,925
Shin-Etsu Chemical Co., Ltd.^	35,800	1,849,619
Shinko Electric Industries Co., Ltd.	5,000	56,431
Shinko Securities Co., Ltd.*^	43,000	125,100
Shinsei Bank Ltd.^	82,000	270,646
Shionogi & Co., Ltd.^	26,000	443,941
Shiseido Co., Ltd.^	29,000	766,603
Shizuoka Bank Ltd.^	50,000	590,389
Showa Denko KK	104,000	350,562
Showa Shell Sekiyu KK	16,500	166,854
SMC Corp.	5,000	527,187
Softbank Corp.^	65,900	1,194,636
Sojitz Corp.	97,800	323,776
Sompo Japan Insurance, Inc.^	73,000	644,462
Sony Corp.	87,800	3,496,850
Sony Financial Holdings, Inc.*	76	307,263
Square Enix Co., Ltd.	4,400	153,612
Stanley Electric Co., Ltd.^	13,200	321,790
Sumco Corp.^	10,000	218,198
Sumitomo Chemical Co., Ltd.	137,000	876,866
Sumitomo Corp.^	92,600	1,219,741
Sumitomo Electric Industries Ltd.	65,300	826,732
Sumitomo Heavy Industries Ltd.	49,000	316,573
Sumitomo Metal Industries Ltd.^	356,000	1,350,000
Sumitomo Metal Mining Co., Ltd.^	48,000	893,258
Sumitomo Mitsui Financial Group, Inc.^	575	3,784,109
Sumitomo Osaka Cement Co., Ltd.	28,000	64,888
Sumitomo Realty & Development Co., Ltd.^	33,000	581,671
Sumitomo Rubber Industries, Inc.^	14,900	114,201
Sumitomo Trust & Banking Co., Ltd.^	110,000	757,022
Suruga Bank Ltd.	16,000	201,766
Suzuken Co., Ltd.	5,500	226,224
Suzuki Motor Corp.^	15,400	388,553
T&D Holdings, Inc.^	17,150	898,104
Taiheiyo Cement Corp.^	79,000	190,209
Taisei Corp.^	84,000	214,045
Taisho Pharmaceutical Co., Ltd.^	13,000	257,835
Taiyo Nippon Sanso Corp.	24,000	192,135
Taiyo Yuden Co., Ltd.^	8,000	78,010
Takara Holdings, Inc.	7,000	48,104
Takashimaya Co., Ltd.	25,000	281,150
Takeda Pharmaceutical Co., Ltd.	73,600	3,684,430
Takefuji Corp.^	9,660	204,480
TDK Corp.^	10,800	638,162
Teijin Ltd.^	77,000	324,438
Terumo Corp.^	14,800	772,071
THK Co., Ltd.	11,000	189,476
Tobu Railway Co., Ltd.^	68,000	362,921
Toda Corp.^	8,000	32,905
Toho Co., Ltd.^	9,900	232,404
Toho Titanium Co., Ltd.	2,000	51,364
Tohoku Electric Power Co., Inc.^	37,200	908,728
Tokai Rika Co., Ltd.	4,100	107,148
Tokuyama Corp.^	17,000	123,305
Tokyo Broadcasting System, Inc.	2,700	64,466
Tokyo Electric Power Co., Inc.^	106,000	2,833,969
Tokyo Electron Ltd.	14,900	905,839
Tokyo Gas Co., Ltd.^	192,000	776,244
Tokyo Seimitsu Co., Ltd.	1,400	25,702
Tokyo Steel Manufacturing Co., Ltd.^	9,500	128,852
Tokyo Tatemono Co., Ltd.^	23,000	151,364

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyu Corp.	96,000	$489,246
Tokyu Land Corp.	36,000	225,722
TonenGeneral Sekiyu KK^	25,000	213,935
Toppan Printing Co., Ltd.^	49,000	568,258
Toray Industries, Inc.^	116,000	752,929
Toshiba Corp.^	268,000	1,790,610
Tosoh Corp.	42,000	144,522
TOTO Ltd.^	24,000	227,047
Toyo Seikan Kaisha Ltd.	14,200	269,669
Toyo Suisan Kaisha Ltd.	7,000	105,337
Toyoda Gosei Co., Ltd.^	5,700	214,436
Toyota Boshoku Corp.	5,200	155,718
Toyota Industries Corp.	15,700	557,564
Toyota Motor Corp.	236,700	11,801,756
Toyota Tsusho Corp.	18,500	392,531
Trend Micro, Inc.^	9,000	353,030
Ube Industries Ltd.^	84,000	272,191
Unicharm Corp.^	3,500	255,969
UNY Co., Ltd.^	16,000	153,130
Urban Corp.^	13,400	56,998
Ushio, Inc.	9,300	174,655
USS Co., Ltd.^	2,050	141,904
Wacoal Holdings Corp.^	4,000	59,109
West Japan Railway Co.^	149	654,715
Yahoo! Japan Corp.^	1,322	686,994
Yakult Honsha Co., Ltd.^	9,200	285,193
Yamada Denki Co., Ltd.	7,580	653,973
Yamaha Corp.^	14,600	279,169
Yamaha Motor Co., Ltd.	15,500	285,183
Yamato Holdings Co., Ltd.^	34,000	497,994
Yamato Kogyo Co., Ltd.^	3,800	153,250
Yamazaki Baking Co., Ltd.^	10,000	94,703
Yaskawa Electric Corp.	20,000	190,008
Yokogawa Electric Corp.^	17,900	179,215
Zeon Corp.	12,000	53,692

		219,005,480

Kazakhstan (0.0%)
Eurasian Natural Resources Corp.*	28,100	549,322

Luxembourg (1.5%)
ArcelorMittal	83,013	6,800,536
Millicom International Cellular S.A. (SDR)*	2,725	259,574
Oriflame Cosmetics S.A. (SDR)	1,600	106,230
SES S.A. (FDR)	12,611	266,191
Tenaris S.A. (ADR)^	389,700	19,426,545

		26,859,076

Malaysia (0.0%)
Genting International plc*^	191,000	83,258

Netherlands (3.5%)
Aegon N.V.	129,834	1,910,371
Akzo Nobel N.V.	23,962	1,922,521
ASML Holding N.V.*	35,682	877,667
Corio N.V. (REIT)	3,528	309,125
Corporate Express N.V.	5,732	66,694
European Aeronautic Defence and Space Co. N.V.^	28,695	679,987
Fugro N.V. (CVA)^	5,075	394,118
Heineken Holding N.V.	4,820	242,365
Heineken N.V.	21,335	1,239,184
ING Groep N.V. (CVA)	166,804	6,246,468
James Hardie Industries N.V. (CDI)	39,029	222,929
Koninklijke Ahold N.V.*	111,285	1,651,497
Koninklijke DSM N.V.^	11,647	561,744
Koninklijke Philips Electronics N.V.^	100,739	3,853,580
OCE N.V.^	3,093	52,640
Qiagen N.V.*^	8,070	166,901
Randstad Holding N.V.^	4,586	214,815
Reed Elsevier N.V.	54,407	1,037,613
Royal Dutch Shell plc, Class A	316,537	10,912,101
Royal Dutch Shell plc, Class B	243,235	8,187,211
Royal KPN N.V.	162,501	2,745,068
SBM Offshore N.V.	12,527	404,044
TNT N.V.	34,257	1,272,579
TomTom N.V.*^	5,107	211,242
Unilever N.V. (CVA)	526,301	17,673,194
Vedior N.V. (CVA)	15,215	441,980
Wereldhave N.V. (REIT)	818	100,911
Wolters Kluwer N.V.	26,889	711,903

		64,310,452

New Zealand (0.1%)
Contact Energy Ltd.	25,208	158,350
Fisher & Paykel Appliances Holdings Ltd.	19,382	35,809
Fisher & Paykel Healthcare Corp.	20,046	46,177
Fletcher Building Ltd.	41,790	275,656
Kiwi Income Property Trust (REIT)	51,385	48,883
Sky City Entertainment Group Ltd.	36,475	105,817
Sky Network Television Ltd.	13,628	51,429
Telecom Corp. of New Zealand Ltd.^	159,164	468,004
Vector Ltd.	18,739	25,340

		1,215,465

Norway (0.6%)
Aker Kvaerner ASA^	13,700	312,076
DnB NOR ASA^	63,800	968,461
DNO International ASA*^	30,000	53,551
Norsk Hydro ASA	61,600	897,566
Ocean RIG ASA*^	6,800	52,078
Orkla ASA	72,520	918,542
Petroleum Geo-Services ASA*^	14,270	353,083
Renewable Energy Corp. ASA*^	15,150	422,457
Schibsted ASA	1,850	55,220
StatoilHydro ASA	111,760	3,349,058
Storebrand ASA	34,091	268,452
Tandberg ASA	4,300	64,259
Telenor ASA*	73,200	1,401,514
TGS Nopec Geophysical Co. ASA*	4,250	61,843
Tomra Systems ASA^	5,800	43,850
Yara International ASA	16,500	954,225

		10,176,235

Portugal (0.2%)
Banco BPI S.A. (Registered)^	18,454	97,600
Banco Comercial Portugues S.A. (Registered)^	157,869	513,425
Banco Espirito Santo S.A. (Registered)	19,834	344,755
Brisa S.A.^	26,229	374,752
Cimpor Cimentos de Portugal SGPS S.A.^	16,823	152,450
Energias de Portugal S.A.	166,161	1,007,334
Jeronimo Martins SGPS S.A.^	7,432	59,722
Portugal Telecom SGPS S.A. (Registered)^	68,817	799,626
Sonae Industria SGPS S.A.*^	4,483	31,141
Sonae SGPS S.A.	62,988	115,850

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Zon Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS S.A.^	21,104	$250,218

		3,746,873

Singapore (0.7%)
Allgreen Properties Ltd.	51,000	45,574
Ascendas Real Estate Investment Trust (REIT)	83,000	143,514
CapitaCommercial Trust (REIT)	85,000	137,092
CapitaLand Ltd.	152,000	701,224
CapitaMall Trust (REIT)	102,000	255,658
City Developments Ltd.	44,000	352,268
ComfortDelgro Corp., Ltd.	164,000	216,848
Cosco Corp. Singapore Ltd.	68,000	182,295
DBS Group Holdings Ltd.	94,000	1,229,249
Fraser and Neave Ltd.^	73,000	257,220
Haw Par Corp., Ltd.	8,000	39,929
Jardine Cycle & Carriage Ltd.	11,000	156,155
Keppel Corp., Ltd.	97,000	697,664
Keppel Land Ltd.^	28,000	112,899
Neptune Orient Lines Ltd.	35,000	82,640
Olam International Ltd.^	48,000	74,975
Oversea-Chinese Banking Corp.	218,000	1,282,865
Parkway Holdings Ltd.	49,000	113,916
SembCorp Industries Ltd.	78,000	230,637
SembCorp Marine Ltd.	72,800	202,039
Singapore Airlines Ltd.	46,266	524,356
Singapore Exchange Ltd.	70,000	381,416
Singapore Land Ltd.	9,000	44,462
Singapore Petroleum Co., Ltd.	7,000	34,378
Singapore Post Ltd.	57,000	47,622
Singapore Press Holdings Ltd.	134,000	447,819
Singapore Technologies Engineering Ltd.	117,000	287,304
Singapore Telecommunications Ltd.	693,000	1,968,564
SMRT Corp., Ltd.^	49,000	64,790
United Overseas Bank Ltd.	106,000	1,473,966
UOL Group Ltd.	43,000	120,586
Venture Corp., Ltd.	20,000	153,148
Wilmar International Ltd.*	33,000	100,214
Wing Tai Holdings Ltd.	23,500	37,390
Yanlord Land Group Ltd.^	35,000	54,161

		12,254,837

Spain (2.6%)
Abertis Infraestructuras S.A.	22,326	727,502
Acciona S.A.	2,500	669,587
Acerinox S.A.^	13,725	380,496
ACS Actividades de Construccion y Servicios S.A.^	18,439	1,050,018
Antena 3 de Television S.A.^	7,383	101,406
Banco Bilbao Vizcaya Argentaria S.A.^	330,379	7,276,123
Banco de Sabadell S.A.^	42,806	469,680
Banco Popular Espanol S.A.^	74,997	1,361,617
Banco Santander S.A.	551,309	10,984,184
Bankinter S.A.^	12,145	192,698
Cintra Concesiones de Infraestructuras de Transporte S.A.^	18,936	280,118
Criteria Caixacorp S.A.	58,800	403,812
Enagas	14,600	436,331
Fomento de Construcciones y Contratas S.A.^	3,813	251,024
Gamesa Corp. Tecnologica S.A.	14,890	679,369
Gas Natural SDG S.A.	9,787	605,379
Gestevision Telecinco S.A.^	8,233	167,542
Grupo Ferrovial S.A.^	5,519	400,716
Iberdrola Renovables*	73,900	514,513
Iberdrola S.A.	308,135	4,777,117
Iberia Lineas Aereas de Espana S.A.^	41,653	181,497
Inditex S.A.^	19,000	1,055,568
Indra Sistemas S.A.	10,045	289,260
Mapfre S.A.^	49,733	249,681
Promotora de Informaciones S.A.	6,696	100,850
Red Electrica de Espana S.A	9,461	579,239
Repsol YPF S.A	69,952	2,414,147
Sacyr Vallehermoso S.A.^	7,126	247,504
Sogecable S.A.*^	4,018	176,157
Telefonica S.A.	378,701	10,881,310
Union Fenosa S.A.	9,323	626,574
Zardoya Otis S.A.^	10,076	279,971
Zeltia S.A.^	6,369	46,555

		48,857,545

Sweden (1.4%)
Alfa Laval AB	8,300	504,271
Assa Abloy AB, Class B^	27,200	493,247
Atlas Copco AB, Class A^	58,400	997,602
Atlas Copco AB, Class B	34,200	536,727
Axfood AB	1,150	40,934
Billerud AB^	3,200	36,352
Boliden AB	33,500	356,602
Castellum AB^	6,100	74,430
D. Carnegie & Co. AB^	2,700	45,440
Electrolux AB, Class B^	22,300	365,921
Elekta AB, Class B^	3,400	58,652
Eniro AB*^	4,945	35,952
Fabege AB	5,300	56,641
Getinge AB, Class B^	15,800	409,502
Hennes & Mauritz AB, Class B^	41,850	2,570,790
Hoganas AB, Class B^	1,700	40,412
Holmen AB, Class B^	4,400	152,175
Husqvarna AB, Class B^	23,800	286,392
Investor AB, Class B	20,000	450,196
Kungsleden AB	5,400	67,025
Lundin Petroleum AB*^	20,600	279,955
Modern Times Group AB, Class B^	4,575	318,764
Nobia AB^	5,800	50,027
Nordea Bank AB	183,100	2,967,515
Sandvik AB	83,600	1,452,696
Scania AB, Class B	31,450	660,297
Securitas AB, Class B^	27,600	364,634
Securitas Systems AB, Class B^	12,500	36,394
Skandinaviska Enskilda Banken AB, Class A*	40,400	1,057,280
Skanska AB, Class B^	32,800	656,900
SKF AB, Class B^	35,400	711,950
Ssab Svenskt Stal AB, Class A^	15,800	444,070
Ssab Svenskt Stal AB, Class B^	7,300	187,357
Svenska Cellulosa AB, Class B*	48,900	890,872
Svenska Handelsbanken AB, Class A	43,900	1,278,171
Swedbank AB, Class A^	15,800	442,741
Swedish Match AB	23,400	509,993
Tele2 AB, Class B	26,700	504,401
Telefonaktiebolaget LM Ericsson, Class B	1,307,100	2,564,990
TeliaSonera AB^	195,700	1,571,041
Trelleborg AB, Class B^	3,200	63,819
Volvo AB, Class A	41,500	618,116
Volvo AB, Class B	95,900	1,452,578

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wihlborgs Fastigheter AB	2,100	$47,977

		26,711,801

Switzerland (5.8%)
ABB Ltd. (Registered)	422,233	11,334,943
Actelion Ltd. (Registered)*^	8,520	464,564
Adecco S.A. (Registered)	11,583	668,900
Ciba Holding AG^	6,192	225,832
Compagnie Financiere Richemont S.A., Class A	46,014	2,580,787
Credit Suisse Group (Registered)	92,196	4,692,889
EFG International (Registered)	3,465	118,629
Geberit AG (Registered)	3,468	516,830
Givaudan S.A. (Registered)^	572	565,895
Holcim Ltd. (Registered)	18,465	1,939,281
Julius Baer Holding AG (Registered)	9,272	683,426
Kudelski S.A.^	2,573	37,775
Kuehne & Nagel International AG (Registered)^	4,721	472,290
Kuoni Reisen Holding AG (Registered)	111	61,642
Lindt & Spruengli AG.	69	229,282
Logitech International S.A. (Registered)*^	15,077	381,669
Lonza Group AG (Registered)^	3,970	526,482
Nestle S.A. (Registered)^	60,703	30,333,163
Nobel Biocare Holding AG^	2,090	486,144
Novartis AG (Registered)^	248,468	12,734,892
OC Oerlikon Corp. AG (Registered)*	556	195,672
Pargesa Holding S.A.	1,064	118,603
PSP Swiss Property AG (Registered)*	1,754	118,423
Rieter Holding AG (Registered)	175	66,962
Roche Holding AG	61,930	11,655,137
Schindler Holding AG	4,490	336,377
SGS S.A. (Registered)^	410	589,548
Sonova Holding AG	4,113	377,298
STMicroelectronics N.V.	59,457	632,668
Straumann Holding AG (Registered)^	652	186,126
Sulzer AG (Registered)	257	339,786
Swatch Group AG	2,757	737,069
Swatch Group AG (Registered)	4,263	218,924
Swiss Life Holding (Registered)*	3,057	849,594
Swiss Reinsurance (Registered)^	30,979	2,706,100
Swisscom AG (Registered)	1,976	677,005
Syngenta AG (Registered)	9,171	2,687,303
Synthes, Inc.	5,189	725,760
UBS AG (Registered)	262,378	7,624,840
Xstrata plc	55,673	3,897,034
Zurich Financial Services AG (Registered)^	12,825	4,038,887

		107,834,431

United Kingdom (16.0%)
3i Group plc	33,931	558,932
Acergy S.A.^	16,250	350,219
Aggreko plc	10,107	129,480
Alliance & Leicester plc^	15,248	156,908
Amec plc	29,193	419,181
Anglo American plc	357,977	21,512,700
Antofagasta plc	17,239	239,836
ARM Holdings plc	112,800	197,004
Arriva plc	7,814	106,385
Associated British Foods plc	15,574	270,453
AstraZeneca plc	128,571	4,807,375
Aviva plc	230,802	2,828,528
BAE Systems plc	884,686	8,519,981
Balfour Beatty plc	38,159	356,699
Barclays plc	583,728	5,247,988
Barratt Developments plc	24,582	201,733
BBA Aviation plc	16,240	48,507
Berkeley Group Holdings plc*	7,455	164,823
BG Group plc	296,779	6,873,661
BHP Billiton plc^	198,916	5,901,941
Biffa plc	13,774	95,336
Bovis Homes Group plc	4,754	57,176
BP plc	1,665,580	16,924,644
British Airways plc*	48,105	223,642
British American Tobacco plc	473,973	17,788,079
British Energy Group plc	89,953	1,164,877
British Land Co. plc (REIT)	44,547	811,164
British Sky Broadcasting Group plc	99,223	1,095,876
Brixton plc (REIT)	10,649	69,744
BT Group plc	707,086	3,048,710
Bunzl plc	28,545	401,945
Burberry Group plc	38,133	340,941
Cable & Wireless plc	216,433	639,591
Cadbury Schweppes plc	376,753	4,138,646
Capita Group plc	52,540	707,496
Carnival plc	14,454	574,010
Carphone Warehouse Group plc^	35,955	203,371
Cattles plc	14,285	65,632
Centrica plc	324,317	1,919,704
Charter plc*	6,562	110,698
Close Brothers Group plc	5,220	63,920
Cobham plc	99,224	393,850
Compass Group plc	164,943	1,054,899
Cookson Group plc	8,352	110,063
CSR plc*	5,182	33,527
Daily Mail & General Trust	25,698	220,454
Davis Service Group plc	6,702	65,708
De La Rue plc	5,886	103,558
Diageo plc	824,385	16,622,935
DSG International plc	155,547	196,029
Electrocomponents plc	17,141	61,829
Enterprise Inns plc	44,412	353,671
Firstgroup plc	38,033	425,342
FKI plc	23,179	32,087
Friends Provident plc	160,058	392,627
G4S PLC	100,775	455,507
Galiform plc*	23,697	37,271
GKN plc	61,600	371,959
GlaxoSmithKline plc	486,427	10,291,033
Great Portland Estates plc (REIT)	7,128	74,906
Hammerson plc (REIT)	25,179	556,683
Hays plc	123,527	280,093
HBOS plc	328,891	3,655,309
Home Retail Group plc	76,715	397,760
HSBC Holdings plc	1,039,674	17,126,135
ICAP plc	45,169	510,078
IMI plc	28,289	255,314
Imperial Tobacco Group plc	59,719	2,747,325
Inchcape plc	38,909	310,427
Intercontinental Hotels Group plc	25,786	388,939
International Power plc	130,698	1,032,372
Intertek Group plc	6,194	126,863
Invensys plc*	70,248	313,690
Investec plc	34,802	233,801
ITV plc	307,650	386,496
J Sainsbury plc	136,601	929,891

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Matthey plc	18,769	$746,861
Kazakhmys plc	9,089	288,075
Kesa Electricals plc	46,299	189,058
Kingfisher plc	204,001	534,429
Ladbrokes plc	53,695	331,686
Land Securities Group plc (REIT)	40,513	1,213,299
Legal & General Group plc	559,204	1,402,818
Liberty International plc	22,159	429,004
Lloyds TSB Group plc	497,814	4,455,821
LogicaCMG plc	120,601	253,114
London Stock Exchange Group plc	13,543	324,688
Lonmin plc	6,828	416,157
Man Group plc	151,156	1,663,455
Marks & Spencer Group plc	146,669	1,127,233
Meggitt plc	58,026	317,557
Meinl European Land Ltd.*	25,034	284,956
Misys plc	19,821	54,483
Mitchells & Butlers plc	33,635	228,965
Mondi plc	32,108	266,363
National Express Group plc	11,356	226,504
National Grid plc	225,860	3,099,671
Next plc	17,905	404,746
Old Mutual plc	451,618	990,416
PartyGaming plc*	47,028	19,367
Pearson plc	70,368	951,755
Persimmon plc	24,938	378,623
Premier Farnell plc	14,359	50,797
Prudential plc	217,728	2,875,719
Punch Taverns plc	22,218	237,672
Rank Group plc	28,085	49,190
Reckitt Benckiser Group plc	53,331	2,954,089
Reed Elsevier plc	95,663	1,216,987
Rentokil Initial plc	158,662	306,229
Resolution plc	55,644	755,920
Reuters Group plc	110,598	1,273,090
Rexam plc	56,159	475,360
Rio Tinto plc	443,509	46,061,396
Rolls-Royce Group plc*	158,476	1,267,514
Rolls-Royce Group plc, Class B	13,754,764	27,298
Royal & Sun Alliance Insurance Group	282,860	722,494
Royal Bank of Scotland Group plc	882,037	5,903,680
SABMiller plc	79,596	1,743,992
Sage Group plc	114,027	425,677
Schroders plc	9,863	183,610
Scottish & Newcastle plc	70,069	1,098,594
Scottish & Southern Energy plc	76,144	2,121,714
Segro plc (REIT)	38,125	384,377
Serco Group plc	42,346	381,341
Severn Trent plc	20,505	577,466
Shire PLC	24,430	472,002
Signet Group plc	142,307	174,400
Smith & Nephew plc	78,273	1,035,372
Smiths Group plc	33,901	632,447
SSL International plc	7,503	67,530
Stagecoach Group plc	46,719	224,385
Standard Chartered plc	62,036	2,120,122
Standard Life plc	190,049	928,808
Stolt-Nielsen S.A.^	1,400	29,142
Tate & Lyle plc	41,362	443,281
Taylor Wimpey plc	94,770	352,660
Tesco plc	691,140	5,198,635
Thomas Cook Group plc*	42,703	245,777
Tomkins plc	77,082	273,453
Travis Perkins plc	10,162	216,201
Trinity Mirror plc	11,546	67,599
TUI Travel plc*	48,875	250,017
Tullett Prebon plc	7,105	67,156
Tullow Oil plc	62,664	821,438
Unilever plc	114,470	3,859,839
United Business Media plc	21,340	228,280
United Utilities plc	76,659	1,050,536
Vedanta Resources plc	6,293	261,778
Vodafone Group plc	4,671,434	13,990,188
Whitbread plc	15,544	360,013
William Hill plc	30,478	227,284
Wm. Morrison Supermarkets plc	105,646	575,021
Wolseley plc	57,844	608,441
WPP Group plc	98,846	1,179,010
Yell Group plc	68,138	208,254

		297,748,346

United States (8.7%)
Cooper Industries Ltd., Class A	245,100	9,840,765
Noble Corp	613,200	30,457,644
Schlumberger Ltd.^	353,800	30,780,600
Transocean, Inc.*	402,194	54,376,629
Weatherford International Ltd.*	496,600	35,988,602

		161,444,240

Total Common Stocks (89.4%) (Cost $1,600,928,259)		1,661,079,097

	Number of Rights
RIGHT:
Australia (0.0%)
Iluka Resources, Ltd., expiring 4/9/08*
(Cost $—)	9,361	10,266

	Number of Shares
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.3%)
iShares FTSE/Xinhua China 25 Index Fund^	28,200	3,810,948
iShares MSCI Australia Index Fund	26,500	682,640
iShares MSCI Canada Index Fund	87,100	2,639,130
iShares MSCI EAFE Growth Index Fund^	135,920	9,824,298
iShares MSCI EAFE Index Fund^	582,460	41,878,874
iShares MSCI EAFE Value Index Fund^	25,510	1,671,160
iShares MSCI Emerging Markets Index Fund^	118,350	15,903,873
iShares MSCI France Index Fund^	24,250	847,053
iShares MSCI Germany Index Fund^	194,200	6,119,242
iShares MSCI Hong Kong Index Fund^	67,610	1,213,599
iShares MSCI Japan Index Fund^	1,120,560	13,861,327
iShares MSCI Pacific ex-Japan Index Fund^	58,080	7,874,486
iShares MSCI Singapore Index Fund^	190,090	2,427,449
iShares MSCI Spain Index Fund^	47,410	2,911,448
iShares S&P Europe 350 Index Fund^	551,370	57,899,364

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
iShares S&P Latin America 40 Index Fund	10,360	$2,615,900

Total Investment Companies (9.3%) (Cost $187,084,423)		172,180,791

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
1.70%, 6/26/08 #(p)	$2,625,000	2,617,004

Short-Term Investments of Cash Collateral for Securities Loaned (22.2%)
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	10,000,000	10,000,000
Den Danske Bank/London
3.10%, 4/1/08	15,000,000	15,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	125,000,000	125,000,000
3.00%, 4/1/08 (r)	172,227,146	172,227,146
Dexia Bank
3.30%, 4/1/08	15,000,000	15,000,000
Lloyds Bank plc/London
3.40%, 4/1/08	15,000,000	15,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	5,000,000	5,000,000
Morgan Stanley
3.59%, 2/9/09 (l)	9,962,630	9,962,630
National Bank of Canada/New York
2.95%, 4/16/08 (l)	7,000,000	7,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	4,000,000	4,000,000
3.40%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.37%, 9/22/08 (l)	2,000,000	2,000,000
Royal Bank of Scotland Group plc/London
3.15%, 4/1/08	10,000,000	10,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	7,000,000	7,000,000
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		412,189,776

Time Deposit (1.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	21,602,550	21,602,550

Total Short-Term Investments (23.5%) (Cost/Amortized Cost $436,410,114)		436,409,330

Total Investments (122.2%) (Cost/Amortized Cost $2,224,422,796)		2,269,679,484
Other Assets Less Liabilities (-22.2%)		(413,072,125)

Net Assets (100%)		$1,856,607,359

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	6.3%
Consumer Staples	8.1
Energy	17.1
Exchange Traded Funds	9.3
Financials	16.1
Health Care	3.9
Industrials	11.0
Information Technology	3.1
Materials	16.5
Telecommunication Services	3.4
Utilities	3.9
Cash and Other	1.3

100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totalling $1,523,214 or 0.08% of net assets) valued at fair value.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depository Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Appreciation/ (Depreciation)
Hang Seng Index	2	April-08	$289,431	$290,775	$1,344
CAC 40 10 Euro	2	June-08	145,874	145,371	(503)
Dow Jones EURO STOXX Index	22	June-08	1,240,793	1,232,657	(8,136)
FTSE Index	8	June-08	909,196	906,350	(2,846)
SPI 200 Index	6	June-08	732,218	739,711	7,493
Topix Index	18	June-08	2,218,166	2,194,924	(23,242)

					$(25,890)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$560,677,704	$1,707,478,566	$1,523,214	$2,269,679,484
Other Investments*	8,837	—	—	8,837

Total	$560,686,541	$1,707,478,566	$1,523,214	$2,269,688,321

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	34,727	—	—	34,727

Total	$34,727	$—	$—	$34,727

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,268,991	$—
Total gains or losses (realized/unrealized) included in earnings	(5,242)	—
Purchases, sales, issueances, and settlements (net)	(1,263,749)	—
Transfers in and/or out of Level 3.	1,523,214	—

Balance as of 3/31/08	$1,523,214	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 3/31/08	$(304,572)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

MARKETPLUS INTERNATIONAL CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$121,160,801
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$24,358,085

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,322,245
Aggregate gross unrealized depreciation	(169,518,791)

Net unrealized appreciation	$33,803,454

Federal income tax cost of investments	$2,235,876,030

At March 31, 2008, the Portfolio had loaned securities with a total value of $400,794,944. This was secured by collateral of $412,189,776 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,627,548 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $328,908, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	3,000	$77,400
Johnson Controls, Inc.	7,500	253,500

		330,900

Automobiles (0.2%)
Ford Motor Co.*^	27,500	157,300
General Motors Corp.^	7,100	135,255
Harley-Davidson, Inc.	3,000	112,500

		405,055

Distributors (0.0%)
Genuine Parts Co.	2,100	84,462

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	1,700	73,440
H&R Block, Inc.	4,100	85,116

		158,556

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	5,500	222,640
Darden Restaurants, Inc.	1,800	58,590
Intercontinental Hotels Group plc (ADR)	71,082	1,073,338
International Game Technology	4,000	160,840
Marriott International, Inc., Class A	3,700	127,132
McDonald’s Corp.	14,300	797,511
Starbucks Corp.*	9,200	161,000
Starwood Hotels & Resorts Worldwide, Inc.	2,300	119,025
Wendy’s International, Inc.	1,100	25,366
Wyndham Worldwide Corp.	2,200	45,496
Yum! Brands, Inc.	5,900	219,539

		3,010,477

Household Durables (0.3%)
Black & Decker Corp.	800	52,880
Centex Corp.	1,500	36,315
D.R. Horton, Inc.	3,600	56,700
Fortune Brands, Inc.	1,900	132,050
Harman International Industries, Inc.	800	34,832
KB Home^	1,000	24,730
Leggett & Platt, Inc.^	2,100	32,025
Lennar Corp., Class A^	1,800	33,858
Newell Rubbermaid, Inc.	3,500	80,045
Pulte Homes, Inc.	2,800	40,740
Snap-On, Inc.	700	35,595
Stanley Works	1,000	47,620
Whirlpool Corp.	900	78,102

		685,492

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,800	270,940
Expedia, Inc.*^	2,600	56,914
IAC/InterActiveCorp*	2,300	47,748

		375,602

Leisure Equipment & Products (0.1%)
Brunswick Corp.	1,200	19,164
Eastman Kodak Co.^	3,600	63,612
Hasbro, Inc.	1,900	53,010
Mattel, Inc.	4,600	91,540

		227,326

Media (2.6%)
CBS Corp., Class B	8,600	189,888
Clear Channel Communications, Inc.	6,300	184,086
Comcast Corp., Class A	37,500	725,250
DIRECTV Group, Inc.*	9,100	225,589
E.W. Scripps Co., Class A	1,100	46,211
Gannett Co., Inc.	2,900	84,245
Interpublic Group of Cos., Inc.*^	5,900	49,619
McGraw-Hill Cos., Inc.	4,000	147,800
Meredith Corp.	500	19,125
New York Times Co., Class A^	1,800	33,984
News Corp., Class A	28,600	536,250
Omnicom Group, Inc.	4,100	181,138
Time Warner, Inc.	44,500	623,890
Viacom, Inc., Class B*	65,850	2,608,977
Walt Disney Co.	23,400	734,292
Washington Post Co., Class B	80	52,920

		6,443,264

Multiline Retail (1.3%)
Big Lots, Inc.*^	1,100	24,530
Dillard’s, Inc., Class A^	700	12,047
Family Dollar Stores, Inc.	1,800	35,100
J.C. Penney Co., Inc.	2,800	105,588
Kohl’s Corp.*	4,000	171,560
Macy’s, Inc.	5,500	126,830
Nordstrom, Inc.	2,200	71,720
Sears Holdings Corp.*^	900	91,881
Target Corp.	48,650	2,465,582

		3,104,838

Specialty Retail (0.9%)
Abercrombie & Fitch Co.	1,100	80,454
AutoNation, Inc.*	1,800	26,946
AutoZone, Inc.*^	500	56,915
Bed Bath & Beyond, Inc.*	3,300	97,350
Best Buy Co., Inc.	4,400	182,424
GameStop Corp., Class A*	2,000	103,420
Gap, Inc.	5,900	116,112
Home Depot, Inc.	21,000	587,370
Limited Brands, Inc.	3,900	66,690
Lowe’s Cos., Inc.	18,200	417,508
Office Depot, Inc.*	3,400	37,570
OfficeMax, Inc.	1,000	19,140
RadioShack Corp.	1,700	27,625
Sherwin-Williams Co.	1,300	66,352
Staples, Inc.	8,900	196,779
Tiffany & Co.	1,600	66,944
TJX Cos., Inc.	5,500	181,885

		2,331,484

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.*	4,400	132,660
Jones Apparel Group, Inc.	1,100	14,762
Liz Claiborne, Inc.	1,300	23,595
NIKE, Inc., Class B	4,800	326,400
Polo Ralph Lauren Corp.	700	40,803
VF Corp.	1,100	85,261

		623,481

Total Consumer Discretionary		17,780,937

Consumer Staples (9.0%)
Beverages (1.5%)
Anheuser-Busch Cos., Inc.	8,900	422,305
Brown-Forman Corp., Class B	1,000	66,220
Coca-Cola Co.	24,900	1,515,663
Coca-Cola Enterprises, Inc.	3,600	87,120
Constellation Brands, Inc., Class A*	2,400	42,408
Molson Coors Brewing Co., Class B	1,700	89,369
Pepsi Bottling Group, Inc.	1,800	61,038
PepsiCo, Inc.	19,900	1,436,780

		3,720,903

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	5,400	350,838
CVS Caremark Corp.	67,350	2,728,349
Kroger Co.	8,600	218,440
Safeway, Inc.	5,600	164,360

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
SUPERVALU, Inc.	2,700	$80,946
SYSCO Corp.	7,500	217,650
Wal-Mart Stores, Inc.	29,400	1,548,792
Walgreen Co.	12,300	468,507
Whole Foods Market, Inc.^	1,800	59,346

		5,837,228

Food Products (0.9%)
Archer-Daniels-Midland Co.	8,100	333,396
Campbell Soup Co.	2,800	95,060
ConAgra Foods, Inc.	6,100	146,095
Dean Foods Co.	1,700	34,153
General Mills, Inc.	4,200	251,496
H.J. Heinz Co.	4,000	187,880
Hershey Co.^	2,100	79,107
Kellogg Co.	3,200	168,192
Kraft Foods, Inc., Class A	19,100	592,291
McCormick & Co., Inc. (Non-Voting)	1,600	59,152
Sara Lee Corp.	9,100	127,218
Tyson Foods, Inc., Class A	3,600	57,420
Wm. Wrigley Jr. Co.	2,700	169,668

		2,301,128

Household Products (3.2%)
Clorox Co.	1,700	96,288
Colgate-Palmolive Co.	6,300	490,833
Kimberly-Clark Corp.	5,200	335,660
Procter & Gamble Co.	97,950	6,863,356

		7,786,137

Personal Products (0.1%)
Avon Products, Inc.	5,400	213,516
Estee Lauder Cos., Inc., Class A	1,400	64,190

		277,706

Tobacco (0.9%)
Altria Group, Inc.	26,200	581,640
Philip Morris International, Inc.*	26,200	1,325,196
Reynolds American, Inc.^	2,100	123,963
UST, Inc.	1,900	103,588

		2,134,387

Total Consumer Staples		22,057,489

Energy (11.4%)
Energy Equipment & Services (2.7%)
Baker Hughes, Inc.	41,200	2,822,200
BJ Services Co.	3,700	105,487
Cameron International Corp.*	2,800	116,592
ENSCO International, Inc.	1,800	112,716
Halliburton Co.	10,900	428,697
Nabors Industries Ltd.*	3,600	121,572
National Oilwell Varco, Inc.*	4,400	256,872
Noble Corp.	3,400	168,878
Rowan Cos., Inc.	1,400	57,652
Schlumberger Ltd.	14,900	1,296,300
Smith International, Inc.	2,500	160,575
Transocean, Inc.*	3,997	540,394
Weatherford International Ltd.*	4,200	304,374

		6,492,309

Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	5,800	365,574
Apache Corp.	4,100	495,362
Chesapeake Energy Corp.	5,700	263,055
Chevron Corp.	25,800	2,202,288
ConocoPhillips.	19,400	1,478,474
Consol Energy, Inc.	2,300	159,137
Devon Energy Corp.	5,500	573,815
El Paso Corp.	8,800	146,432
EOG Resources, Inc.	3,100	372,000
Exxon Mobil Corp.	66,600	5,633,028
Hess Corp.	3,500	308,630
Marathon Oil Corp.	8,800	401,280
Murphy Oil Corp.	2,400	197,136
Noble Energy, Inc.	2,100	152,880
Occidental Petroleum Corp.	38,550	2,820,703
Peabody Energy Corp.	3,400	173,400
Range Resources Corp.	1,900	120,555
Spectra Energy Corp.	8,000	182,000
Sunoco, Inc.	1,500	78,705
Tesoro Corp.	1,700	51,000
Total S.A. (Sponsored ADR)	33,150	2,453,432
Valero Energy Corp.	6,700	329,037
Williams Cos., Inc.	7,300	240,754
XTO Energy, Inc.	34,581	2,139,181

		21,337,858

Total Energy		27,830,167

Financials (14.3%)
Capital Markets (2.4%)
American Capital Strategies Ltd.^	2,400	81,984
Ameriprise Financial, Inc.	2,800	145,180
Bank of New York Mellon Corp.	14,189	592,107
Bear Stearns Cos., Inc.	1,500	15,735
Charles Schwab Corp.	11,800	222,194
E*TRADE Financial Corp.*^	5,600	21,616
Federated Investors, Inc., Class B	1,100	43,076
Franklin Resources, Inc.	2,000	193,980
Goldman Sachs Group, Inc.	13,450	2,224,495
Janus Capital Group, Inc.	1,900	44,213
Legg Mason, Inc.	1,700	95,166
Lehman Brothers Holdings, Inc.	6,700	252,188
Merrill Lynch & Co., Inc.	12,100	492,954
Morgan Stanley	13,700	626,090
Northern Trust Corp.	2,400	159,528
State Street Corp.	4,800	379,200
T. Rowe Price Group, Inc.	3,300	165,000

		5,754,706

Commercial Banks (2.6%)
BB&T Corp.	6,900	221,214
Comerica, Inc.	1,900	66,652
Fifth Third Bancorp	6,700	140,164
First Horizon National Corp.^	1,600	22,416
Huntington Bancshares, Inc./Ohio	4,600	49,450
KeyCorp.	4,900	107,555
M&T Bank Corp.	1,000	80,480
Marshall & Ilsley Corp.^	3,200	74,240
National City Corp.	8,100	80,595
PNC Financial Services Group, Inc.	4,200	275,394
Regions Financial Corp.	8,800	173,800
SunTrust Banks, Inc.	4,400	242,616
U.S. Bancorp	21,500	695,740
Wachovia Corp.	24,700	666,900
Wells Fargo & Co.	120,650	3,510,915
Zions Bancorp	1,400	63,770

		6,471,901

Consumer Finance (1.2%)
American Express Co.	14,400	629,568
Capital One Financial Corp.^	42,400	2,086,928
Discover Financial Services	6,050	99,039
SLM Corp.*	5,800	89,030

		2,904,565

Diversified Financial Services (3.9%)
Bank of America Corp.	55,300	2,096,423
CIT Group, Inc.	2,400	28,440
Citigroup, Inc.	64,800	1,388,016
CME Group, Inc.	700	328,370
IntercontinentalExchange, Inc.*	900	117,450
JPMorgan Chase & Co.	120,100	5,158,295

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Leucadia National Corp.^	2,100	$94,962
Moody’s Corp.^	2,700	94,041
NYSE Euronext, Inc.	3,300	203,643

		9,509,640

Insurance (3.1%)
ACE Ltd.	38,200	2,103,292
Aflac, Inc.	5,900	383,205
Allstate Corp.	7,000	336,420
Ambac Financial Group, Inc.^	3,600	20,700
American International Group, Inc.	31,400	1,358,050
Aon Corp.	3,800	152,760
Assurant, Inc.	1,200	73,032
Chubb Corp.	4,600	227,608
Cincinnati Financial Corp.	2,100	79,884
Genworth Financial, Inc., Class A	5,500	124,520
Hartford Financial Services Group, Inc.	3,900	295,503
Lincoln National Corp.	3,300	171,600
Loews Corp.	5,500	221,210
Marsh & McLennan Cos., Inc.	6,600	160,710
MBIA, Inc.^	2,500	30,550
MetLife, Inc.	8,800	530,288
Principal Financial Group, Inc.	3,200	178,304
Progressive Corp.	8,400	134,988
Prudential Financial, Inc.	5,500	430,375
Safeco Corp.	1,200	52,656
Torchmark Corp.	1,100	66,121
Travelers Cos., Inc.	7,700	368,445
Unum Group	4,300	94,643
XL Capital Ltd., Class A	2,200	65,010

		7,659,874

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT)	1,157	41,432
AvalonBay Communities, Inc. (REIT)^	1,000	96,520
Boston Properties, Inc. (REIT)	1,500	138,105
Developers Diversified Realty Corp. (REIT)	1,600	67,008
Equity Residential (REIT)	3,400	141,066
General Growth Properties, Inc. (REIT)	3,400	129,778
HCP, Inc. (REIT)	2,900	98,049
Host Hotels & Resorts, Inc. (REIT)	6,600	105,072
Kimco Realty Corp. (REIT)	3,200	125,344
Plum Creek Timber Co., Inc. (REIT)	2,200	89,540
ProLogis (REIT)	3,200	188,352
Public Storage (REIT)	1,500	132,930
Simon Property Group, Inc. (REIT)	2,800	260,148
Vornado Realty Trust (REIT)	1,700	146,557

		1,759,901

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	2,200	47,608

Thrifts & Mortgage Finance (0.4%)
Countrywide Financial Corp.^	7,300	40,150
Fannie Mae	12,300	323,736
Freddie Mac	8,000	202,560
Hudson City Bancorp, Inc.	6,600	116,688
MGIC Investment Corp.^	1,600	16,848
Sovereign Bancorp, Inc.^	4,500	41,940
Washington Mutual, Inc.^	11,100	114,330

		856,252

Total Financials		34,964,447

Health Care (11.9%)
Biotechnology (0.8%)
Amgen, Inc.*	13,500	564,030
Biogen Idec, Inc.*^	3,700	228,253
Celgene Corp.*	5,400	330,966
Genzyme Corp.*	3,300	245,982
Gilead Sciences, Inc.*	11,700	602,901

		1,972,132

Health Care Equipment & Supplies (1.1%)
Baxter International, Inc.	7,900	456,778
Becton, Dickinson & Co.	3,000	257,550
Boston Scientific Corp.*	16,900	217,503
C.R. Bard, Inc.	1,200	115,680
Covidien Ltd.	6,300	278,775
Hospira, Inc.*	2,000	85,540
Medtronic, Inc.	14,000	677,180
St. Jude Medical, Inc.*	4,300	185,717
Stryker Corp.^	3,000	195,150
Varian Medical Systems, Inc.*	1,600	74,944
Zimmer Holdings, Inc.*	2,900	225,794

		2,770,611

Health Care Providers & Services (1.1%)
Aetna, Inc.	6,300	265,167
AmerisourceBergen Corp.	2,100	86,058
Cardinal Health, Inc.	4,400	231,044
CIGNA Corp.	3,500	141,995
Coventry Health Care, Inc.*	2,000	80,700
Express Scripts, Inc.*	3,100	199,392
Humana, Inc.*	2,100	94,206
Laboratory Corp. of America Holdings*^	1,400	103,152
McKesson Corp.	3,600	188,532
Medco Health Solutions, Inc.*	6,500	284,635
Patterson Cos., Inc.*	1,600	58,080
Quest Diagnostics, Inc.	2,000	90,540
Tenet Healthcare Corp.*	6,200	35,092
UnitedHealth Group, Inc.	15,600	536,016
WellPoint, Inc.*	6,800	300,084

		2,694,693

Health Care Technology (0.0%)
IMS Health, Inc.	2,400	50,424

Life Sciences Tools & Services (0.2%)
Applera Corp.- Applied Biosystems Group	2,100	69,006
Millipore Corp.*	700	47,187
PerkinElmer, Inc.	1,500	36,375
Thermo Fisher Scientific, Inc.*	5,200	295,568
Waters Corp.*	1,200	66,840

		514,976

Pharmaceuticals (8.7%)
Abbott Laboratories	19,200	1,058,880
Allergan, Inc.	3,800	214,282
Barr Pharmaceuticals, Inc.*	1,400	67,634
Bristol-Myers Squibb Co.	24,600	523,980
Eli Lilly & Co.	12,300	634,557
Forest Laboratories, Inc.*	3,900	156,039
Johnson & Johnson	76,350	4,952,824
King Pharmaceuticals, Inc.*	3,200	27,840
Merck & Co., Inc.^	98,800	3,749,460
Mylan, Inc.^	3,800	44,080
Novartis AG (ADR)	56,300	2,884,249
Pfizer, Inc.	84,100	1,760,213
Schering-Plough Corp.	69,350	999,334
Watson Pharmaceuticals, Inc.*	1,300	38,116

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wyeth	99,650	$4,161,384

		21,272,872

Total Health Care		29,275,708

Industrials (11.0%)
Aerospace & Defense (1.7%)
Boeing Co.	9,500	706,515
General Dynamics Corp.	5,000	416,850
Goodrich Corp.	1,600	92,016
Honeywell International, Inc.	9,300	524,706
L-3 Communications Holdings, Inc.	1,500	164,010
Lockheed Martin Corp.	4,300	426,990
Northrop Grumman Corp.	4,200	326,802
Precision Castparts Corp.	1,700	173,536
Raytheon Co.	5,300	342,433
Rockwell Collins, Inc.	2,000	114,300
United Technologies Corp.	12,200	839,604

		4,127,762

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	2,100	114,240
Expeditors International of Washington, Inc.	2,700	121,986
FedEx Corp.	3,800	352,146
United Parcel Service, Inc., Class B	12,900	941,958

		1,530,330

Airlines (0.1%)
Southwest Airlines Co.	9,400	116,560

Building Products (0.6%) Masco Corp.^	69,050	1,369,262
Trane, Inc.	2,200	100,980

		1,470,242

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	4,400	47,564
Avery Dennison Corp.	1,300	64,025
Cintas Corp.	1,700	48,518
Equifax, Inc.	1,700	58,616
Monster Worldwide, Inc.*	1,600	38,736
Pitney Bowes, Inc.	2,700	94,554
R.R. Donnelley & Sons Co.	2,700	81,837
Robert Half International, Inc.	2,000	51,480
Waste Management, Inc.	6,200	208,072

		693,402

Construction & Engineering (0.1%)
Fluor Corp.	1,100	155,276
Jacobs Engineering Group, Inc.*	1,500	110,385

		265,661

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	2,300	92,345
Emerson Electric Co.	9,900	509,454
Rockwell Automation, Inc.	1,800	103,356

		705,155

Industrial Conglomerates (5.0%)
3M Co.	8,800	696,520
General Electric Co.	239,994	8,882,178
Textron, Inc.	43,900	2,432,938
Tyco International Ltd.	6,000	264,300

		12,275,936

Machinery (1.1%)
Caterpillar, Inc.	7,800	610,662
Cummins, Inc.	2,600	121,732
Danaher Corp.	3,200	243,296
Deere & Co.	5,400	434,376
Dover Corp.	2,500	104,450
Eaton Corp.	1,800	143,406
Illinois Tool Works, Inc.	5,000	241,150
Ingersoll-Rand Co., Ltd., Class A	3,400	151,572
ITT Corp.	2,300	119,163
Manitowoc Co., Inc.	1,600	65,280
PACCAR, Inc.	4,600	207,000
Pall Corp.	1,500	52,605
Parker Hannifin Corp.	2,100	145,467
Terex Corp.*	1,300	81,250

		2,721,409

Road & Rail (1.2%)
Burlington Northern Santa Fe Corp.	3,700	341,214
CSX Corp.	5,000	280,350
Norfolk Southern Corp.	33,950	1,844,164
Ryder System, Inc.	700	42,637
Union Pacific Corp.	3,200	401,216

		2,909,581

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	800	61,112

Total Industrials		26,877,150

Information Technology (13.0%)
Communications Equipment (2.8%)
Ciena Corp.*	1,100	33,913
Cisco Systems, Inc.*	204,350	4,922,792
Corning, Inc.	19,600	471,184
JDS Uniphase Corp.*	2,900	38,831
Juniper Networks, Inc.*	6,600	165,000
Motorola, Inc.	28,100	261,330
QUALCOMM, Inc.	20,100	824,100
Tellabs, Inc.*^	5,500	29,975

		6,747,125

Computers & Peripherals (3.4%)
Apple, Inc.*	10,900	1,564,150
Dell, Inc.*	27,900	555,768
EMC Corp.*	26,100	374,274
Hewlett-Packard Co.	76,150	3,477,009
International Business Machines Corp.	17,200	1,980,408
Lexmark International, Inc., Class A*	1,200	36,864
NetApp, Inc.*	4,300	86,215
QLogic Corp.*	1,800	27,630
SanDisk Corp.*	2,900	65,453
Sun Microsystems, Inc.*	9,850	152,970
Teradata Corp.*	2,300	50,738

		8,371,479

Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc.*	4,500	134,235
Jabil Circuit, Inc.	2,700	25,542
Molex, Inc.	1,800	41,688
Tyco Electronics Ltd.	50,300	1,726,296

		1,927,761

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,100	59,136
eBay, Inc.*	13,900	414,776
Google, Inc., Class A*	2,920	1,286,172
VeriSign, Inc.*	2,800	93,072
Yahoo!, Inc.*	16,600	480,238

		2,333,394

IT Services (0.5%)
Affiliated Computer Services, Inc., Class A*	1,300	65,143
Automatic Data Processing, Inc.	6,600	279,774
Cognizant Technology Solutions Corp., Class A*	3,700	106,671
Computer Sciences Corp.*	2,100	85,659
Convergys Corp.*	1,700	25,602
Electronic Data Systems Corp.	6,500	108,225
Fidelity National Information Services, Inc.	2,200	83,908

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Fiserv, Inc.*	2,100	$100,989
Paychex, Inc.	4,000	137,040
Total System Services, Inc.	2,500	59,150
Unisys Corp.*	4,600	20,378
Western Union Co.	9,500	202,065

		1,274,604

Office Electronics (0.1%)
Xerox Corp.	11,400	170,658

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	7,600	44,764
Altera Corp.	3,800	70,034
Analog Devices, Inc.	3,800	112,176
Applied Materials, Inc.	16,800	327,768
Broadcom Corp., Class A*	5,900	113,693
Intel Corp.	72,000	1,524,960
KLA-Tencor Corp.	2,300	85,330
Linear Technology Corp.	2,800	85,932
LSI Corp.*	9,200	45,540
MEMC Electronic Materials, Inc.*	2,800	198,520
Microchip Technology, Inc.	2,400	78,552
Micron Technology, Inc.*	9,600	57,312
National Semiconductor Corp.	3,000	54,960
Novellus Systems, Inc.*	1,500	31,575
NVIDIA Corp.*	7,000	138,530
Teradyne, Inc.*	2,300	28,566
Texas Instruments, Inc.	101,800	2,877,886
Xilinx, Inc.	3,700	87,875

		5,963,973

Software (2.0%)
Adobe Systems, Inc.*	7,200	256,248
Autodesk, Inc.*	2,900	91,292
BMC Software, Inc.*	2,500	81,300
CA, Inc.	4,900	110,250
Citrix Systems, Inc.*	2,400	70,392
Compuware Corp.*	3,800	27,892
Electronic Arts, Inc.*	4,000	199,680
Intuit, Inc.*	4,200	113,442
Microsoft Corp.	99,600	2,826,648
Novell, Inc.*	4,600	28,934
Oracle Corp.*	49,200	962,352
Symantec Corp.*	10,500	174,510

		4,942,940

Total Information Technology		31,731,934

Materials (3.5%)
Chemicals (2.6%)
Air Products & Chemicals, Inc.	2,700	248,400
Ashland, Inc.	700	33,110
Dow Chemical Co.	11,700	431,145
E.I. du Pont de Nemours & Co.	86,800	4,058,768
Eastman Chemical Co.	1,000	62,450
Ecolab, Inc.	2,200	95,546
Hercules, Inc.	1,500	27,435
International Flavors & Fragrances, Inc.	1,000	44,050
Monsanto Co.	6,800	758,200
PPG Industries, Inc.	2,000	121,020
Praxair, Inc.	3,900	328,497
Rohm & Haas Co.	1,600	86,528
Sigma-Aldrich Corp.	1,600	95,440

		6,390,589

Construction Materials (0.0%)
Vulcan Materials Co.	1,300	86,320

Containers & Packaging (0.1%)
Ball Corp.	1,300	59,722
Bemis Co., Inc.	1,300	33,059
Pactiv Corp.*	1,600	41,936
Sealed Air Corp.	2,000	50,500

		185,217

Metals & Mining (0.7%)
Alcoa, Inc.	10,100	364,206
Allegheny Technologies, Inc.	1,300	92,768
Freeport-McMoRan Copper & Gold, Inc.	4,800	461,856
Newmont Mining Corp.	5,700	258,210
Nucor Corp.^	3,600	243,864
Titanium Metals Corp.	1,100	16,555
United States Steel Corp.	1,500	190,305

		1,627,764

Paper & Forest Products (0.1%)
International Paper Co.	5,400	146,880
MeadWestvaco Corp.	2,300	62,606
Weyerhaeuser Co.	2,600	169,104

		378,590

Total Materials		8,668,480

Telecommunication Services (4.6%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	171,000	6,549,300
CenturyTel, Inc.	1,400	46,536
Citizens Communications Co.	4,100	43,009
Embarq Corp.	1,900	76,190
Qwest Communications International, Inc.^	20,100	91,053
Verizon Communications, Inc.	35,700	1,301,265
Windstream Corp.	5,600	66,920

		8,174,273

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	5,100	199,971
Sprint Nextel Corp.	35,900	240,171
Vodafone Group plc (ADR)	90,700	2,676,557

		3,116,699

Total Telecommunication Services		11,290,972

Utilities (2.1%)
Electric Utilities (1.3%)
Allegheny Energy, Inc.	2,100	106,050
American Electric Power Co., Inc.	5,000	208,150
Duke Energy Corp.	15,900	283,815
Edison International	4,100	200,982
Entergy Corp.	2,400	261,792
Exelon Corp.	8,200	666,414
FirstEnergy Corp.	3,800	260,756
FPL Group, Inc.	5,100	319,974
Pepco Holdings, Inc.	2,500	61,800
Pinnacle West Capital Corp.	1,300	45,604
PPL Corp.	4,700	215,824
Progress Energy, Inc.	3,300	137,610
Southern Co.	9,600	341,856

		3,110,627

Gas Utilities (0.0%)
Nicor, Inc.	600	20,106
Questar Corp.	2,100	118,776

		138,882

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	8,400	140,028
Constellation Energy Group, Inc.	2,200	194,194
Dynegy, Inc., Class A*	6,500	51,285

		385,507

Multi-Utilities (0.6%)
Ameren Corp.	2,600	114,504
CenterPoint Energy, Inc.	4,200	59,934

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CMS Energy Corp.	2,900	$39,266
Consolidated Edison, Inc.^	3,400	134,980
Dominion Resources, Inc.	7,200	294,048
DTE Energy Co.	2,100	81,669
Integrys Energy Group, Inc.	1,000	46,640
NiSource, Inc.	3,500	60,340
PG&E Corp.	4,500	165,690
Public Service Enterprise Group, Inc.	6,400	257,216
Sempra Energy	3,300	175,824
TECO Energy, Inc.	2,800	44,660
Xcel Energy, Inc.	5,300	105,735

		1,580,506

Total Utilities		5,215,522

Total Common Stocks (88.1%) (Cost $235,638,064)		215,692,806

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (9.9%)
iShares Morningstar Large Core Index Fund	47,606	3,547,599
iShares Morningstar Large Growth Index Fund	37,520	2,370,514
iShares Morningstar Large Value Index Fund	19,347	1,394,725
iShares NYSE 100 Index Fund	16,792	1,151,092
iShares Russell 1000 Growth Index Fund	31,217	1,699,454
iShares Russell 1000 Index Fund^	58,839	4,235,231
iShares Russell 1000 Value Index Fund	3,586	262,280
iShares S&P 100 Index Fund	16,837	1,038,506
iShares S&P 500 Growth Index Fund	38,006	2,386,397
iShares S&P 500 Index Fund	46,480	6,139,078
iShares S&P 500 Value Index Fund	2,478	171,626

Total Investment Companies (9.9%) (Cost $27,365,733)		24,396,502

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills 1.26%, 6/26/08 #(p)	$195,000	194,406

Short-Term Investments of Cash Collateral for Securities Loaned (3.4%)
Den Danske Bank/London
3.10%, 4/1/08	250,000	250,000
Deutsche Bank Securities, Inc., Repurchase Agreement
3.00%, 4/1/08 (r)	7,993,057	7,993,057
Lloyds Bank plc/London
3.40%, 4/1/08	200,000	200,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		8,443,057

Time Deposit (1.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	4,322,751	4,322,751

Total Short Term Investments (5.3%) (Cost/Amortized Cost $12,960,272)		12,960,214

Total Investments (103.3%) (Cost/Amortized Cost $275,964,069)		253,049,522
Other Assets Less Liabilities (-3.3%)		(8,136,863)

Net Assets (100%)		$244,912,659

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Depreciation
S&P 500 E-Mini Index	46	June-08	$3,046,971	$3,045,200	$(1,771)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$240,089,308	$12,960,214	$—	$253,049,522
Other Investments*	—	—	—	—

Total	$240,089,308	$12,960,214	$—	$253,049,522

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	1,771	—	—	1,771

Total	$1,771	$—	$—	$1,771

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities, and Investment Companies	$26,471,584
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities, and Investment Companies	$40,643,023

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,862,856
Aggregate gross unrealized depreciation	(35,260,007)

Net unrealized depreciation	$(23,397,151)

Federal income tax cost of investments	$276,446,673

At March 31, 2008, the Portfolio had loaned securities with a total value of $8,289,132. This was secured by collateral of $8,443,057 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $854 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.1%)
Auto Components (0.3%)
Autoliv, Inc.	3,100	$155,620
BorgWarner, Inc.	1,700	73,151
Gentex Corp.^	10,300	176,645
Goodyear Tire & Rubber Co.*	17,300	446,340
Johnson Controls, Inc.	33,600	1,135,680
WABCO Holdings, Inc.	4,333	197,671

		2,185,107

Automobiles (0.7%)
Harley-Davidson, Inc.	17,300	648,750
Thor Industries, Inc.^	2,300	68,471
Toyota Motor Corp. (ADR)	55,152	5,564,285

		6,281,506

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	10,300	444,960
Career Education Corp.*^	7,000	89,040
H&R Block, Inc.	23,100	479,556
ITT Educational Services, Inc.*	2,900	133,197
Weight Watchers International, Inc.	2,500	115,825

		1,262,578

Hotels, Restaurants & Leisure (5.2%)
Boyd Gaming Corp.^	4,100	82,000
Brinker International, Inc.^	7,600	140,980
Burger King Holdings, Inc.	4,500	124,470
Carnival Corp.	13,000	526,240
Cheesecake Factory, Inc.*^	5,100	111,129
Choice Hotels International, Inc.	2,500	85,275
Darden Restaurants, Inc.	10,100	328,755
International Game Technology	22,600	908,746
Las Vegas Sands Corp.*	127,810	9,411,929
Marriott International, Inc., Class A	21,600	742,176
McDonald’s Corp.	371,394	20,712,643
MGM MIRAGE*^	13,253	778,879
Orient-Express Hotels Ltd., Class A	2,900	125,164
Panera Bread Co., Class A*^	1,900	79,591
Penn National Gaming, Inc.*	5,300	231,769
Scientific Games Corp., Class A*	4,700	99,217
Starbucks Corp.*	53,000	927,500
Starwood Hotels & Resorts Worldwide, Inc.	13,500	698,625
Tim Hortons, Inc.^	13,500	459,675
Wendy’s International, Inc.	6,300	145,278
Wyndham Worldwide Corp.	1,000	20,680
Wynn Resorts Ltd.^	58,500	5,887,440
Yum! Brands, Inc.	34,200	1,272,582

		43,900,743

Household Durables (0.2%)
Black & Decker Corp.	2,300	152,030
Centex Corp.	400	9,684
Garmin Ltd.^	8,300	448,283
Harman International Industries, Inc.	4,300	187,222
Jarden Corp.*	2,600	56,524
Newell Rubbermaid, Inc.	10,400	237,848
NVR, Inc.*	100	59,750
Pulte Homes, Inc.	5,500	80,025
Stanley Works	1,800	85,716
Whirlpool Corp.	4,100	355,798

		1,672,880

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	21,900	1,561,470
IAC/InterActiveCorp.*	800	16,608
Liberty Media Corp., Interactive, Class A*	26,100	421,254
NutriSystem, Inc.*^	2,500	37,675

		2,037,007

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,500	97,650
Mattel, Inc.	11,900	236,810
Pool Corp.^	3,600	68,004

		402,464

Media (1.8%)
Cablevision Systems Corp. - New York Group, Class A*	5,300	113,579
Central European Media Enterprises Ltd.*	2,200	187,506
Clear Channel Communications, Inc.	7,600	222,072
Clear Channel Outdoor Holdings, Inc., Class A*^	2,900	55,129
Comcast Corp., Class A	130,000	2,514,200
CTC Media, Inc.*	3,700	102,675
DIRECTV Group, Inc.*	51,000	1,264,290
Discovery Holding Co., Class A*	11,100	235,542
DISH Network Corp., Class A*	14,900	428,077
DreamWorks Animation SKG, Inc., Class A*^	3,700	95,386
Getty Images, Inc.*	1,700	54,400
Harte-Hanks, Inc.	2,600	35,542
Interpublic Group of Cos., Inc.*	20,700	174,087
John Wiley & Sons, Inc., Class A	3,600	142,920
Lamar Advertising Co., Class A*^	5,900	211,987
Liberty Global, Inc., Class A*	14,000	477,120
McGraw-Hill Cos., Inc.	23,000	849,850
Meredith Corp.	3,400	130,050
New York Times Co., Class A^	2,600	49,088
News Corp., Class A	108,200	2,028,750
Omnicom Group, Inc.	23,700	1,047,066
Regal Entertainment Group, Class A^	4,500	86,805
Sirius Satellite Radio, Inc.*^	104,600	299,156
Time Warner Cable, Inc., Class A*	6,100	152,378
Time Warner, Inc.	38,800	543,976
Viacom, Inc., Class B*	43,800	1,735,356
Walt Disney Co.	62,500	1,961,250
Warner Music Group Corp.^	1,300	6,474
XM Satellite Radio Holdings, Inc., Class A*	20,600	239,372

		15,444,083

Multiline Retail (0.7%)
Big Lots, Inc.*^	6,600	147,180
Dollar Tree Stores Inc.	6,600	182,094
Family Dollar Stores, Inc.	10,100	196,950
J.C. Penney Co., Inc.	16,200	610,902
Kohl’s Corp.*	23,000	986,470
Nordstrom, Inc.^	15,800	515,080
Saks, Inc.*^	8,700	108,489
Target Corp.	61,400	3,111,752

		5,858,917

Specialty Retail (2.4%)
Abercrombie & Fitch Co.	6,300	460,782
Advance Auto Parts, Inc.	7,200	245,160
American Eagle Outfitters, Inc.	13,400	234,634
AnnTaylor Stores Corp.*	3,600	87,048
AutoZone, Inc.*^	3,100	352,873
Barnes & Noble, Inc.	300	9,195
Bed Bath & Beyond, Inc.*	18,700	551,650
Best Buy Co., Inc.	24,700	1,024,062

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*^	15,600	$302,952
Chico’s FAS, Inc.*	12,900	91,719
Circuit City Stores, Inc.^	5,200	20,696
Coldwater Creek, Inc.*^	4,400	22,220
Dick’s Sporting Goods, Inc.*^	5,800	155,324
GameStop Corp., Class A*	11,300	584,323
Guess?, Inc.	3,900	157,833
Home Depot, Inc.	70,400	1,969,088
Limited Brands, Inc.	22,800	389,880
Lowe’s Cos., Inc.	383,924	8,807,217
O’Reilly Automotive, Inc.*	8,200	233,864
Office Depot, Inc.*	19,800	218,790
OfficeMax, Inc.	2,500	47,850
PetSmart, Inc.	9,200	188,048
RadioShack Corp.	6,800	110,500
Ross Stores, Inc.	9,900	296,604
Sherwin-Williams Co.^	7,400	377,696
Staples, Inc.	51,200	1,132,032
Tiffany & Co.^	9,100	380,744
TJX Cos., Inc.	30,700	1,015,249
Tractor Supply Co.*^	2,500	98,800
Urban Outfitters, Inc.*	8,100	253,935
Williams-Sonoma, Inc.^	6,600	159,984

		19,980,752

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	25,200	759,780
Crocs, Inc.*^	5,800	101,326
Hanesbrands, Inc.*	6,900	201,480
Liz Claiborne, Inc.	500	9,075
NIKE, Inc., Class B	25,600	1,740,800
Phillips-Van Heusen Corp.	4,000	151,680
Polo Ralph Lauren Corp.	4,400	256,476

		3,220,617

Total Consumer Discretionary		102,246,654

Consumer Staples (7.9%)
Beverages (2.0%)
Anheuser-Busch Cos., Inc.	32,400	1,537,380
Brown-Forman Corp., Class B	3,900	258,258
Coca-Cola Co.	109,500	6,665,265
Hansen Natural Corp.*^	4,900	172,970
Pepsi Bottling Group, Inc.	2,500	84,775
PepsiCo, Inc.	117,000	8,447,400

		17,166,048

Food & Staples Retailing (3.2%)
Costco Wholesale Corp.	22,000	1,429,340
CVS Caremark Corp.	332,400	13,465,524
Kroger Co.	30,600	777,240
SYSCO Corp.	44,200	1,282,684
Wal-Mart Stores, Inc.	127,100	6,695,628
Walgreen Co.	71,600	2,727,244
Whole Foods Market, Inc.^	10,100	332,997

		26,710,657

Food Products (0.4%)
Campbell Soup Co.	9,400	319,130
Dean Foods Co.	600	12,054
General Mills, Inc.	1,800	107,784
H.J. Heinz Co.	12,800	601,216
Hershey Co.	8,500	320,195
Kellogg Co.	11,400	599,184
McCormick & Co., Inc. (Non-Voting)	6,200	229,214
Sara Lee Corp.	27,500	384,450
Wm. Wrigley Jr. Co.	15,100	948,884

		3,522,111

Household Products (1.3%)
Church & Dwight Co., Inc.^	4,400	238,656
Clorox Co.	9,100	515,424
Colgate-Palmolive Co.	33,900	2,641,149
Energizer Holdings, Inc.*	2,900	262,392
Kimberly-Clark Corp.	13,500	871,425
Procter & Gamble Co.	89,600	6,278,272

		10,807,318

Personal Products (0.2%)
Alberto-Culver Co.	1,000	27,410
Avon Products, Inc.	29,100	1,150,614
Bare Escentuals, Inc.*^	2,900	67,918
Estee Lauder Cos., Inc., Class A	7,800	357,630
Herbalife Ltd.^	3,400	161,500
NBTY, Inc.*	4,000	119,800

		1,884,872

Tobacco (0.8%)
Altria Group, Inc.	86,300	1,915,860
Loews Corp.- Carolina Group	4,600	333,730
Philip Morris International, Inc.*	86,300	4,365,054
UST, Inc.	5,900	321,668

		6,936,312

Total Consumer Staples		67,027,318

Energy (9.0%)
Energy Equipment & Services (5.6%)
Baker Hughes, Inc.	23,000	1,575,500
BJ Services Co.	21,000	598,710
Cameron International Corp.*	15,800	657,912
Diamond Offshore Drilling, Inc.	4,900	570,360
Dresser-Rand Group, Inc.*^	6,100	187,575
ENSCO International, Inc.	9,900	619,938
FMC Technologies, Inc.*	9,300	529,077
Global Industries Ltd.*	6,600	106,194
Grant Prideco, Inc.*	9,100	447,902
Halliburton Co.	65,700	2,583,981
Helix Energy Solutions Group, Inc.*	5,200	163,800
Nabors Industries Ltd.*	17,800	601,106
National Oilwell Varco, Inc.*	25,400	1,482,852
Noble Corp.	19,200	953,664
Oceaneering International, Inc.*	3,900	245,700
Pride International, Inc.*	8,800	307,560
Rowan Cos., Inc.	5,600	230,608
Schlumberger Ltd.	189,849	16,516,863
Smith International, Inc.	14,300	918,489
Superior Energy Services, Inc.*	5,800	229,796
TETRA Technologies, Inc.*	5,300	83,952
Tidewater, Inc.^	2,500	137,775
Transocean, Inc.*	118,449	16,014,305
Unit Corp.*	2,600	147,290
Weatherford International Ltd.*	24,200	1,753,774

		47,664,683

Oil, Gas & Consumable Fuels (3.4%)
Arch Coal, Inc.	10,200	443,700
Cabot Oil & Gas Corp.^	6,900	350,796
Cheniere Energy, Inc.*^	3,100	61,380
Chesapeake Energy Corp.	20,500	946,075
CNX Gas Corp.*	2,000	64,560
Consol Energy, Inc.	13,100	906,389
Continental Resources, Inc.*	1,000	31,890
Denbury Resources, Inc.*	17,300	493,915
Exxon Mobil Corp.	78,400	6,631,072
Foundation Coal Holdings, Inc.	3,200	161,056
Frontier Oil Corp.	4,000	109,040
Frontline Ltd.^	3,500	161,070
Holly Corp.	3,200	138,912
Massey Energy Co.^	5,800	211,700
Noble Energy, Inc.	1,700	123,760
Patriot Coal Corp.*	1,880	88,304
Peabody Energy Corp.	19,000	969,000

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Petroleo Brasileiro S.A. (ADR)	88,264	$9,012,637
Quicksilver Resources, Inc.*	7,200	263,016
Range Resources Corp.	10,600	672,570
SandRidge Energy, Inc.*^	900	35,235
Southwestern Energy Co.*	24,400	822,036
Sunoco, Inc.	8,700	456,489
Tesoro Corp.	9,800	294,000
Valero Energy Corp.	31,000	1,522,410
W&T Offshore, Inc.	1,300	44,343
Western Refining, Inc.^	1,000	13,470
Williams Cos., Inc.	35,900	1,183,982
XTO Energy, Inc.	36,675	2,268,715

		28,481,522

Total Energy		76,146,205

Financials (7.1%)
Capital Markets (2.5%)
Affiliated Managers Group, Inc.*	2,600	235,924
Bank of New York Mellon Corp.	28,100	1,172,613
BlackRock, Inc./New York	2,600	530,868
Charles Schwab Corp.	67,100	1,263,493
E*TRADE Financial Corp.*^	12,500	48,250
Eaton Vance Corp.^	7,412	226,140
Federated Investors, Inc., Class B	6,200	242,792
Franklin Resources, Inc.	11,900	1,154,181
GLG Partners, Inc.*^	3,000	35,610
Goldman Sachs Group, Inc.	59,021	9,761,483
Invesco Ltd.	23,800	579,768
Investment Technology Group, Inc.*	3,200	147,776
Janus Capital Group, Inc.	9,300	216,411
Lazard Ltd., Class A	3,700	141,340
Legg Mason, Inc.	3,900	218,322
Merrill Lynch & Co., Inc.	17,300	704,802
MF Global Ltd.*	3,800	37,658
Morgan Stanley	4,300	196,510
Northern Trust Corp.	13,400	890,698
SEI Investments Co.	9,300	229,617
State Street Corp.	23,077	1,823,083
T. Rowe Price Group, Inc.	19,000	950,000
TD Ameritrade Holding Corp.*	17,900	295,529

		21,102,868

Commercial Banks (0.7%)
Bank of Hawaii Corp.	1,200	59,472
Synovus Financial Corp.	7,700	85,162
Wells Fargo & Co.	214,199	6,233,191

		6,377,825

Consumer Finance (0.5%)
American Express Co.	74,400	3,252,768
AmeriCredit Corp.*	500	5,035
Discover Financial Services	2,000	32,740
First Marblehead Corp.^	4,700	35,062
SLM Corp.*	36,500	560,275

		3,885,880

Diversified Financial Services (1.5%)
CME Group, Inc.	3,912	1,835,119
IntercontinentalExchange, Inc.*	5,100	665,550
JPMorgan Chase & Co.	174,282	7,485,412
Moody’s Corp.^	15,300	532,899
MSCI, Inc., Class A*	900	26,775
NASDAQ OMX Group, Inc.*	8,000	309,280
Nymex Holdings, Inc.	6,600	598,158
NYSE Euronext, Inc.	18,900	1,166,319

		12,619,512

Insurance (0.5%)
ACE Ltd.	1,300	71,578
Aflac, Inc.	32,200	2,091,390
American International Group, Inc.	11,200	484,400
Arthur J. Gallagher & Co.	1,300	30,706
Brown & Brown, Inc.	8,000	139,040
CNA Financial Corp.	200	5,158
Erie Indemnity Co., Class A	600	30,714
Hanover Insurance Group, Inc.	200	8,228
HCC Insurance Holdings, Inc.	3,500	79,415
PartnerReinsurance Ltd.	900	68,670
Philadelphia Consolidated Holding Corp.*	3,100	99,820
Principal Financial Group, Inc.	1,100	61,292
Prudential Financial, Inc.	8,000	626,000
Transatlantic Holdings, Inc.	700	46,445
W.R. Berkley Corp.	3,100	85,839
XL Capital Ltd., Class A	1,600	47,280

		3,975,975

Real Estate Investment Trusts (REITs) (1.2%)
Apartment Investment & Management Co. (REIT)	417	14,933
CapitalSource, Inc. (REIT)^	6,000	58,020
Duke Realty Corp. (REIT)^	7,600	173,356
Essex Property Trust, Inc. (REIT)	800	91,184
Federal Realty Investment Trust (REIT)	2,200	171,490
General Growth Properties, Inc. (REIT)	8,500	324,445
Health Care REIT, Inc. (REIT)^	800	36,104
Kilroy Realty Corp. (REIT)	2,300	112,953
Macerich Co. (REIT)^	5,100	358,377
Plum Creek Timber Co., Inc. (REIT)	1,000	40,700
ProLogis (REIT)	118,794	6,992,215
Public Storage (REIT)	700	62,034
Rayonier, Inc. (REIT)	300	13,032
Simon Property Group, Inc. (REIT)	8,700	808,317
Taubman Centers, Inc. (REIT)	2,100	109,410
UDR, Inc. (REIT)	9,700	237,844
Ventas, Inc. (REIT)	9,500	426,645
Weingarten Realty Investors (REIT)	5,500	189,420

		10,220,479

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	14,100	305,124
Forest City Enterprises, Inc., Class A^	5,200	191,360
Jones Lang LaSalle, Inc.^	2,300	177,882
St. Joe Co.^	6,600	283,338

		957,704

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial^	1,100	41,228
Freddie Mac	18,500	468,420
Hudson City Bancorp, Inc.	15,600	275,808
People’s United Financial, Inc.	10,800	186,948
TFS Financial Corp.	1,300	15,639

		988,043

Total Financials		60,128,286

Health Care (11.8%)
Biotechnology (2.6%)
Abraxis Bioscience, Inc.*	425	25,109
Amgen, Inc.*	55,800	2,331,324
Amylin Pharmaceuticals, Inc.*^	9,400	274,574
Biogen Idec, Inc.*^	3,900	240,591
Celgene Corp.*	30,600	1,875,474
Cephalon, Inc.*^	4,700	302,680

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Genentech, Inc.*	143,589	$11,656,555
Genzyme Corp.*	19,000	1,416,260
Gilead Sciences, Inc.*	67,100	3,457,663
ImClone Systems, Inc.*	4,300	182,406
Millennium Pharmaceuticals, Inc.*	12,800	197,888
PDL BioPharma, Inc.*	8,500	90,015
Vertex Pharmaceuticals, Inc.*^	10,100	241,289

		22,291,828

Health Care Equipment & Supplies (1.9%)
Advanced Medical Optics, Inc.*	4,400	89,320
Baxter International, Inc.	46,800	2,705,976
Beckman Coulter, Inc.	3,600	232,380
Becton, Dickinson & Co.	17,600	1,510,960
C.R. Bard, Inc.	7,400	713,360
Cooper Cos., Inc.	1,300	44,759
Dentsply International, Inc.	10,900	420,740
Edwards Lifesciences Corp.*	4,100	182,655
Gen-Probe, Inc.*	3,800	183,160
Hillenbrand Industries, Inc.	800	38,240
Hospira, Inc.*	11,200	479,024
Idexx Laboratories, Inc.*^	4,400	216,744
Intuitive Surgical, Inc.*	2,700	875,745
Kinetic Concepts, Inc.*	3,100	143,313
Medtronic, Inc.	82,500	3,990,525
ResMed, Inc.*^	5,600	236,208
St. Jude Medical, Inc.*	24,200	1,045,198
Stryker Corp.^	21,700	1,411,585
Varian Medical Systems, Inc.*	9,100	426,244
Zimmer Holdings, Inc.*	17,000	1,323,620

		16,269,756

Health Care Providers & Services (2.9%)
Aetna, Inc.	29,800	1,254,282
AmerisourceBergen Corp.	5,500	225,390
Brookdale Senior Living, Inc.^	700	16,730
Cardinal Health, Inc.	26,100	1,370,511
CIGNA Corp.	20,600	835,742
Community Health Systems, Inc.*	600	20,142
Coventry Health Care, Inc.*	10,500	423,675
DaVita, Inc.*	7,500	358,200
Express Scripts, Inc.*	15,700	1,009,824
Health Net, Inc.*	8,000	246,400
Henry Schein, Inc.*	6,400	367,360
Humana, Inc.*	12,000	538,320
Laboratory Corp. of America Holdings*^	8,400	618,912
Lincare Holdings, Inc.*	5,300	148,983
McKesson Corp.	19,600	1,026,452
Medco Health Solutions, Inc.*	37,500	1,642,125
Omnicare, Inc.	1,100	19,976
Patterson Cos., Inc.*	10,000	363,000
Pediatrix Medical Group, Inc.*	3,500	235,900
Quest Diagnostics, Inc.	10,400	470,808
Tenet Healthcare Corp.*	26,200	148,292
UnitedHealth Group, Inc.	338,070	11,616,085
Universal Health Services, Inc., Class B	900	48,321
VCA Antech, Inc.*	6,000	164,100
WellCare Health Plans, Inc.*	3,000	116,850
WellPoint, Inc.*	17,500	772,275

		24,058,655

Health Care Technology (0.1%)
Cerner Corp.*^	4,700	175,216
HLTH Corp.*	13,000	124,020
IMS Health, Inc.	11,800	247,918

		547,154

Life Sciences Tools & Services (0.3%)
Applera Corp.- Applied Biosystems Group	2,100	69,006
Charles River Laboratories International, Inc.*	1,600	94,304
Covance, Inc.*	4,600	381,662
Invitrogen Corp.*	1,300	111,111
Millipore Corp.*	3,900	262,899
PerkinElmer, Inc.	2,200	53,350
Pharmaceutical Product Development, Inc.	7,400	310,060
Techne Corp.*	2,800	188,608
Thermo Fisher Scientific, Inc.*	15,000	852,600
Waters Corp.*	7,200	401,040

		2,724,640

Pharmaceuticals (4.0%)
Abbott Laboratories	110,600	6,099,590
Allergan, Inc.	21,800	1,229,302
APP Pharmaceuticals, Inc.*^	1,900	22,952
Barr Pharmaceuticals, Inc.*	7,900	381,649
Bristol-Myers Squibb Co.	141,400	3,011,820
Eli Lilly & Co.	34,900	1,800,491
Endo Pharmaceuticals Holdings, Inc.*	9,600	229,824
Forest Laboratories, Inc.*	22,900	916,229
Johnson & Johnson	78,000	5,059,860
Merck & Co., Inc.	276,792	10,504,257
Mylan, Inc.^	21,800	252,880
Schering-Plough Corp.	116,300	1,675,883
Sepracor, Inc.*	7,700	150,304
Warner Chilcott Ltd., Class A*^	6,500	117,000
Watson Pharmaceuticals, Inc.*^	4,300	126,076
Wyeth	50,800	2,121,408

		33,699,525

Total Health Care		99,591,558

Industrials (12.0%)
Aerospace & Defense (3.4%)
Alliant Techsystems, Inc.*	2,000	207,060
BE Aerospace, Inc.*	6,600	230,670
Boeing Co.	56,600	4,209,342
DRS Technologies, Inc.	200	11,656
General Dynamics Corp.	24,423	2,036,145
Goodrich Corp.	9,000	517,590
Honeywell International, Inc.	47,900	2,702,518
L-3 Communications Holdings, Inc.	3,000	328,020
Lockheed Martin Corp.	122,253	12,139,723
Northrop Grumman Corp.	1,600	124,496
Precision Castparts Corp.	9,900	1,010,592
Raytheon Co.	16,400	1,059,604
Rockwell Collins, Inc.	12,000	685,800
Spirit Aerosystems Holdings, Inc., Class A*	4,200	93,156
United Technologies Corp.	43,600	3,000,552

		28,356,924

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	12,100	658,240
Expeditors International of Washington, Inc.	15,200	686,736
FedEx Corp.	18,500	1,714,395
United Parcel Service, Inc., Class B	48,200	3,519,564
UTi Worldwide, Inc.^	7,100	142,568

		6,721,503

Airlines (0.1%)
AMR Corp.*	17,400	156,948

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Continental Airlines, Inc., Class B*	7,000	$134,610
Copa Holdings S.A., Class A	1,200	45,732
Delta Air Lines, Inc.*	21,100	181,460
Northwest Airlines Corp.*	12,600	113,274
Southwest Airlines Co.	11,100	137,640
UAL Corp.	5,000	107,650

		877,314

Building Products (0.1%)
Lennox International, Inc.	500	17,985
Masco Corp.	1,600	31,728
Trane, Inc.	12,900	592,110

		641,823

Commercial Services & Supplies (0.6%)
Allied Waste Industries, Inc.*	3,200	34,592
Avery Dennison Corp.	6,000	295,500
Brink’s Co.	3,100	208,258
ChoicePoint, Inc.*	4,900	233,240
Cintas Corp.	7,400	211,196
Copart, Inc.*	4,600	178,296
Corporate Executive Board Co.	2,500	101,200
Corrections Corp. of America*	8,800	242,176
Covanta Holding Corp.*	8,600	236,500
Dun & Bradstreet Corp.	4,200	341,796
Equifax, Inc.	9,400	324,112
HNI Corp.^	3,200	86,048
Manpower, Inc.	5,700	320,682
Monster Worldwide, Inc.*	9,000	217,890
Pitney Bowes, Inc.	12,900	451,758
Republic Services, Inc.	10,100	295,324
Robert Half International, Inc.	10,500	270,270
Steelcase, Inc., Class A	4,800	53,088
Stericycle, Inc.*	6,300	324,450
Waste Management, Inc.	20,800	698,048

		5,124,424

Construction & Engineering (0.3%)
Fluor Corp.	6,300	889,308
Foster Wheeler Ltd.*	10,100	571,862
Jacobs Engineering Group, Inc.*	8,600	632,874
Quanta Services, Inc.*^	11,900	275,723
Shaw Group, Inc.*	5,300	249,842
URS Corp.*	1,200	39,228

		2,658,837

Electrical Equipment (0.6%)
Ametek, Inc.	7,600	333,716
Cooper Industries Ltd., Class A	4,200	168,630
Emerson Electric Co.	47,500	2,444,350
First Solar, Inc.*	2,600	600,964
General Cable Corp.*	3,700	218,559
Hubbell, Inc., Class B	1,400	61,166
Rockwell Automation, Inc.	10,700	614,394
Roper Industries, Inc.	6,300	374,472
SunPower Corp., Class A*^	1,800	134,118
Thomas & Betts Corp.*	4,200	152,754

		5,103,123

Industrial Conglomerates (2.2%)
3M Co.	48,400	3,830,860
Carlisle Cos., Inc.^	1,200	40,128
General Electric Co.	82,000	3,034,820
McDermott International, Inc.*	194,300	10,651,526
Textron, Inc.	17,800	986,476

		18,543,810

Machinery (1.7%)
AGCO Corp.*	4,300	257,484
Caterpillar, Inc.	46,000	3,601,340
Cummins, Inc.	14,900	697,618
Danaher Corp.	17,700	1,345,731
Deere & Co.	24,862	1,999,899
Donaldson Co., Inc.	5,700	229,596
Dover Corp.	4,700	196,366
Eaton Corp.	1,200	95,604
Flowserve Corp.	3,700	386,206
Graco, Inc.^	4,500	163,170
Harsco Corp.	6,000	332,280
IDEX Corp.	5,800	178,002
Illinois Tool Works, Inc.	25,100	1,210,573
Ingersoll-Rand Co., Ltd., Class A	1,200	53,496
ITT Corp.	1,600	82,896
Joy Global, Inc.	7,800	508,248
Kennametal, Inc.	3,200	94,176
Lincoln Electric Holdings, Inc.	2,100	135,429
Manitowoc Co., Inc.	8,900	363,120
Oshkosh Corp.^	5,300	192,284
PACCAR, Inc.^	26,700	1,201,500
Pall Corp.	8,000	280,560
Terex Corp.*	7,400	462,500
Toro Co.	2,700	111,753
Trinity Industries, Inc.^	5,000	133,250

		14,313,081

Marine (0.0%)
Kirby Corp.*	3,800	216,600

Road & Rail (2.1%)
Avis Budget Group, Inc.*	2,700	28,674
Burlington Northern Santa Fe Corp.	24,100	2,222,502
Con-way, Inc.^	2,500	123,700
CSX Corp.	4,900	274,743
Hertz Global Holdings, Inc.*	15,100	182,106
J.B. Hunt Transport Services, Inc.^	6,300	198,009
Kansas City Southern, Inc.*	3,300	132,363
Landstar System, Inc.	4,000	208,640
Norfolk Southern Corp.	72,385	3,931,953
Union Pacific Corp.	82,980	10,404,033

		17,706,723

Trading Companies & Distributors (0.1%)
Aircastle Ltd.	2,100	23,625
Fastenal Co.	9,000	413,370
GATX Corp.	1,300	50,791
MSC Industrial Direct Co.	3,300	139,425
W.W. Grainger, Inc.	4,000	305,560
WESCO International, Inc.*	3,300	120,417

		1,053,188

Total Industrials		101,317,350

Information Technology (19.9%)
Communications Equipment (2.4%)
Ciena Corp.*	6,100	188,063
Cisco Systems, Inc.*	436,100	10,505,649
CommScope, Inc.*^	4,400	153,252
Corning, Inc.	113,000	2,716,520
EchoStar Corp.*	2,960	87,438
F5 Networks, Inc.*	6,100	110,837
Harris Corp.	9,600	465,888
JDS Uniphase Corp.*	8,600	115,154
Juniper Networks, Inc.*	26,400	660,000
QUALCOMM, Inc.	119,700	4,907,700
Riverbed Technology, Inc.*	1,400	20,804

		19,931,305

Computers & Peripherals (4.0%)
Apple, Inc.*	62,100	8,911,350
Brocade Communications Systems, Inc.*	27,200	198,560
Dell, Inc.*	163,200	3,250,944

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Diebold, Inc.	4,700	$176,485
EMC Corp.*	150,700	2,161,038
Hewlett-Packard Co.	177,100	8,086,386
International Business Machines Corp.	78,100	8,992,434
Lexmark International, Inc., Class A*	3,700	113,664
NCR Corp.*	1,600	36,528
NetApp, Inc.	24,600	493,230
QLogic Corp.*	8,800	135,080
SanDisk Corp.*	9,800	221,186
Seagate Technology	14,700	307,818
Sun Microsystems, Inc.*	14,450	224,408
Teradata Corp.*	1,600	35,296
Western Digital Corp.*	4,700	127,088

		33,471,495

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.*	26,600	793,478
Amphenol Corp., Class A	12,800	476,800
Arrow Electronics, Inc.*	4,900	164,885
Avnet, Inc.*	6,300	206,199
AVX Corp.	700	8,967
Dolby Laboratories, Inc., Class A*	2,800	101,528
Jabil Circuit, Inc.	8,300	78,518
Mettler-Toledo International, Inc.*	2,500	242,800
Molex, Inc.	5,600	129,696
National Instruments Corp.	4,100	107,174
Sanmina-SCI Corp.*	7,900	12,798
Trimble Navigation Ltd.*	8,500	243,015
Vishay Intertechnology, Inc.*	2,300	20,838

		2,586,696

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	11,800	332,288
eBay, Inc.*	82,100	2,449,864
Google, Inc., Class A*	38,470	16,944,881
VeriSign, Inc.*^	15,800	525,192
WebMD Health Corp., Class A*^	500	11,785
Yahoo!, Inc.*	86,900	2,514,017

		22,778,027

IT Services (4.3%)
Accenture Ltd., Class A	42,500	1,494,725
Acxiom Corp.	4,600	54,602
Affiliated Computer Services, Inc., Class A*	2,800	140,308
Alliance Data Systems Corp.*	5,600	266,056
Automatic Data Processing, Inc.	37,400	1,585,386
Broadridge Financial Solutions, Inc.	10,000	176,000
Cognizant Technology Solutions Corp., Class A*	20,600	593,898
DST Systems, Inc.*	3,900	256,386
Electronic Data Systems Corp.	21,100	351,315
Fidelity National Information Services, Inc.	11,600	442,424
Fiserv, Inc.*	12,000	577,080
Genpact Ltd.*^	2,100	25,725
Global Payments, Inc.^	5,800	239,888
Hewitt Associates, Inc., Class A*	4,000	159,080
Iron Mountain, Inc.*^	12,700	335,788
Mastercard, Inc., Class A^	63,600	14,182,164
MoneyGram International, Inc.	6,000	11,160
NeuStar, Inc., Class A*^	5,400	142,992
Paychex, Inc.	24,300	832,518
Total System Services, Inc.	14,226	336,587
VeriFone Holdings, Inc.*^	4,400	69,828
Visa, Inc., Class A*	212,161	13,230,360
Western Union Co.	52,100	1,108,167

		36,612,437

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,900	163,268

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices, Inc.*^	17,800	104,842
Altera Corp.	22,000	405,460
Analog Devices, Inc.	21,700	640,584
Applied Materials, Inc.	99,300	1,937,343
Broadcom Corp., Class A*	33,500	645,545
Cree, Inc.*^	1,500	41,940
Cypress Semiconductor Corp.*	11,400	269,154
Fairchild Semiconductor International, Inc.*	3,600	42,912
Integrated Device Technology, Inc.*	4,400	39,292
Intel Corp.	417,300	8,838,414
International Rectifier Corp.*	1,200	25,800
Intersil Corp., Class A	5,000	128,350
KLA-Tencor Corp.	12,900	478,590
Lam Research Corp.*	8,800	336,336
Linear Technology Corp.	15,900	487,971
LSI Corp.*	30,300	149,985
Marvell Technology Group Ltd.*	33,800	367,744
MEMC Electronic Materials, Inc.*	16,100	1,141,490
Microchip Technology, Inc.^	13,500	441,855
Micron Technology, Inc.*	17,600	105,072
National Semiconductor Corp.	18,200	333,424
Novellus Systems, Inc.*	5,500	115,775
NVIDIA Corp.*	38,950	770,821
Rambus, Inc.*^	5,900	137,529
Silicon Laboratories, Inc.*	3,900	123,006
Teradyne, Inc.*	6,400	79,488
Texas Instruments, Inc.	95,000	2,685,650
Varian Semiconductor Equipment Associates, Inc.*	5,600	157,640
Xilinx, Inc.	21,300	505,875

		21,537,887

Software (3.7%)
Activision, Inc.*	20,300	554,393
Adobe Systems, Inc.*	39,600	1,409,364
Amdocs Ltd.*	14,100	399,876
Autodesk, Inc.*	16,500	519,420
BEA Systems, Inc.*	29,700	568,755
BMC Software, Inc.*	14,300	465,036
CA, Inc.	18,400	414,000
Cadence Design Systems, Inc.*	5,600	59,808
Citrix Systems, Inc.*	13,600	398,888
Compuware Corp.*	16,100	118,174
Electronic Arts, Inc.*	22,300	1,113,216
FactSet Research Systems, Inc.^	3,100	166,997
Fair Isaac Corp.	400	8,608
Intuit, Inc.*	24,100	650,941
McAfee, Inc.*	11,400	377,226
Microsoft Corp.	589,600	16,732,848
NAVTEQ Corp.*	7,000	476,000
Novell, Inc.*	3,200	20,128
Oracle Corp.*	276,900	5,416,164
Red Hat, Inc.*	13,900	255,621
Salesforce.com, Inc.*	6,800	393,516
Symantec Corp.*^	8,800	146,256
Synopsys, Inc.*	10,400	236,184
VMware, Inc., Class A*^	2,200	94,204

		30,995,623

Total Information Technology		168,076,738

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.4%)
Chemicals (3.5%)
Air Products & Chemicals, Inc.	107,800	$9,917,600
Airgas, Inc.	5,300	240,991
Albemarle Corp.	5,700	208,164
Cabot Corp.	3,500	98,000
Celanese Corp., Class A	5,900	230,395
Chemtura Corp.	1,000	7,340
E.I. du Pont de Nemours & Co	10,500	490,980
Ecolab, Inc.	12,500	542,875
International Flavors & Fragrances, Inc.	4,300	189,415
Lubrizol Corp.	1,300	72,163
Monsanto Co.	39,100	4,359,650
Mosaic Co.*	4,800	492,480
Nalco Holding Co.	10,400	219,960
Praxair, Inc.	139,300	11,733,239
Rohm & Haas Co.	5,300	286,624
RPM International, Inc.	7,400	154,956
Scotts Miracle-Gro Co., Class A	600	19,452
Sigma-Aldrich Corp.	2,800	167,020
Valspar Corp.	900	17,856

		29,449,160

Construction Materials (0.1%)
Eagle Materials, Inc.^	3,200	113,760
Martin Marietta Materials, Inc.^	3,100	329,127
Vulcan Materials Co.^	7,491	497,402

		940,289

Containers & Packaging (0.2%)
Ball Corp.	7,300	335,362
Crown Holdings, Inc.*	11,800	296,888
Owens-Illinois, Inc.*	10,400	586,872
Packaging Corp. of America^	6,700	149,611
Pactiv Corp.*	9,300	243,753
Sealed Air Corp.	1,600	40,400

		1,652,886

Metals & Mining (0.6%)
AK Steel Holding Corp.*	8,000	435,360
Allegheny Technologies, Inc.	7,300	520,928
Carpenter Technology Corp.	2,000	111,940
Cleveland-Cliffs, Inc.	3,200	383,424
Freeport-McMoRan Copper & Gold, Inc.	22,600	2,174,572
Newmont Mining Corp.	12,700	575,310
Nucor Corp.	4,900	331,926
Reliance Steel & Aluminum Co.	500	29,930
Southern Copper Corp.^	5,300	550,299
Steel Dynamics, Inc.	4,600	151,984
Titanium Metals Corp.^	5,500	82,775

		5,348,448

Paper & Forest Products (0.0%)
Domtar Corp.*	16,500	112,695

Total Materials		37,503,478

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	193,624	7,415,799
Citizens Communications Co.	4,400	46,156
Level 3 Communications, Inc.*^	110,300	233,836
Windstream Corp.	19,000	227,050

		7,922,841

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	28,400	1,113,564
China Mobile Ltd. (ADR)	114,379	8,579,569
Crown Castle International Corp.*	13,600	469,064
Leap Wireless International, Inc.*^	3,600	167,760
MetroPCS Communications, Inc.*	4,100	69,700
NII Holdings, Inc.*	12,400	394,072
SBA Communications Corp., Class A*	7,800	232,674
Telephone & Data Systems, Inc.	3,300	129,591
U.S. Cellular Corp.*	400	22,000

		11,177,994

Total Telecommunication Services		19,100,835

Utilities (0.8%)
Electric Utilities (0.4%)
Allegheny Energy, Inc.	11,900	600,950
DPL, Inc.^	4,400	112,816
Exelon Corp.	21,800	1,771,686
PPL Corp.	20,600	945,952
Sierra Pacific Resources	2,400	30,312

		3,461,716

Gas Utilities (0.1%)
Equitable Resources, Inc.	6,600	388,740
Questar Corp.	4,200	237,552

		626,292

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	47,700	795,159
Constellation Energy Group, Inc.	10,100	891,527
Dynegy, Inc., Class A*	4,000	31,560
Mirant Corp.*	10,500	382,095
NRG Energy, Inc.*	14,000	545,860

		2,646,201

Multi-Utilities (0.0%)
CenterPoint Energy, Inc.	22,900	326,783

Water Utilities (0.0%)
Aqua America, Inc.^	700	13,146

Total Utilities		7,074,138

Total Common Stocks (87.3%) (Cost $764,605,985)		738,212,560

INVESTMENT COMPANIES:
Other Mutual Funds (9.5%)
Mutual Funds (9.5%)
iShares Morningstar Large Core Index Fund	4,420	329,378
iShares Morningstar Large Growth Index Fund^	493,930	31,206,498
iShares NYSE 100 Index Fund	5,000	342,750
iShares Russell 1000 Growth Index Fund	666,220	36,269,017
iShares Russell 1000 Index Fund^	5,230	376,456
iShares Russell 1000 Value Index Fund	3,400	248,676
iShares S&P 100 Index Fund	3,740	230,683
iShares S&P 500 Growth Index Fund	175,270	11,005,203
iShares S&P 500 Index Fund	2,840	375,107
iShares S&P 500 Value Index Fund	3,480	241,025

Total Investment Companies (9.5%) (Cost $90,163,708)		80,624,793

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.0%)
U.S. Treasury Bills
1.26%, 6/26/08 #(p)	$415,000	413,736

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (3.8%)
Den Danske Bank/London
3.10%, 4/1/08	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,000,000	5,000,000
3.00%, 4/1/08 (r)	22,908,105	22,908,105
Lloyds Bank plc/London
3.40%, 4/1/08	1,000,000	1,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	1,000,000	1,000,000
Raiffeisen Zentralbank
3.40%, 4/1/08	1,000,000	1,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		31,908,105

Time Deposit (2.9%)
JPMorgan Chase Nassau
1.59%, 4/1/08	24,268,965	24,268,965

Total Short-Term Investments (6.7%) (Cost/Amortized Cost $56,590,930)		56,590,806

Total Investments (103.5%) (Cost/Amortized Cost $911,360,623)		875,428,159
Other Assets Less Liabilities (-3.5%)		(29,560,099)

Net Assets (100%)		$845,868,060

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Depreciation
S&P 500 E-Mini Index	87	June-08	$5,696,265	$5,759,400	$63,135

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$818,837,353	$56,590,806	$—	$875,428,159
Other Investments*	63,135	—	—	63,135

Total	$818,900,488	$56,590,806	$—	$875,491,294

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

EQ ADVISORS TRUST

MARKETPLUS LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$61,878,962
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$87,256,422

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,371,218
Aggregate gross unrealized depreciation	(92,702,949)

Net unrealized depreciation	$(37,331,731)

Federal income tax cost of investments	$912,759,890

At March 31, 2008, the Portfolio had loaned securities with a total value of $31,814,817. This was secured by collateral of $31,908,105 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $82,727, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $644,603,300 of which $162,840,214 expires in the year 2009, $430,153,032 expires in the year 2010, and $51,610,054 expires in the year 2011.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (0.9%)
Autoliv, Inc.	16,100	$808,220
BorgWarner, Inc.	49,300	2,121,379
TRW Automotive Holdings Corp.*	282,600	6,604,362
WABCO Holdings, Inc.	80,000	3,649,600

		13,183,561

Automobiles (0.5%)
Ford Motor Co.*^	1,141,400	6,528,808
Thor Industries, Inc.^	1,700	50,609

		6,579,417

Distributors (0.3%)
Genuine Parts Co.^	91,500	3,680,130

Diversified Consumer Services (0.1%)
Service Corp. International	140,600	1,425,684

Hotels, Restaurants & Leisure (0.4%)
International Speedway Corp., Class A	18,800	774,560
Orient-Express Hotels Ltd., Class A^	1,200	51,792
Royal Caribbean Cruises Ltd.^	71,500	2,352,350
Wyndham Worldwide Corp.	90,600	1,873,608

		5,052,310

Household Durables (2.9%)
Black & Decker Corp.^	16,200	1,070,820
Centex Corp.	61,200	1,481,652
D.R. Horton, Inc.^	168,600	2,655,450
Fortune Brands, Inc.	82,000	5,699,000
Jarden Corp.*^	18,100	393,494
KB Home^	41,300	1,021,349
Leggett & Platt, Inc.^	90,000	1,372,500
Lennar Corp., Class A^	72,900	1,371,249
M.D.C. Holdings, Inc.^	186,800	8,179,972
Mohawk Industries, Inc.*^	29,600	2,119,656
Newell Rubbermaid, Inc.	252,600	5,776,962
NVR, Inc.*^	1,300	776,750
Pulte Homes, Inc.^	73,200	1,065,060
Ryland Group, Inc.^	22,600	743,314
Snap-On, Inc.^	31,100	1,581,435
Stanley Works^	28,500	1,357,170
Toll Brothers, Inc.*^	67,700	1,589,596
Whirlpool Corp.^	33,000	2,863,740

		41,119,169

Internet & Catalog Retail (0.4%)
Expedia, Inc.*^	101,900	2,230,591
IAC/InterActiveCorp.*^	87,500	1,816,500
Liberty Media Corp., Interactive, Class A*	130,900	2,112,726

		6,159,817

Leisure Equipment & Products (0.5%)
Brunswick Corp.^	48,500	774,545
Eastman Kodak Co.^	154,400	2,728,248
Hasbro, Inc.	52,300	1,459,170
Mattel, Inc.^	108,700	2,163,130

		7,125,093

Media (2.2%)
Cablevision Systems Corp. – New York Group, Class A*^	79,300	1,699,399
Central European Media Enterprises Ltd.*^	1,700	144,891
Discovery Holding Co., Class A*	67,400	1,430,228
DreamWorks Animation SKG, Inc., Class A*^	7,400	190,772
E.W. Scripps Co., Class A^	48,300	2,029,083
Entercom Communications Corp., Class A^	38,200	379,326
Gannett Co., Inc.^	126,000	3,660,300
Getty Images, Inc.*^	13,800	441,600
Harte-Hanks, Inc.^	8,200	112,094
Hearst-Argyle Television, Inc.^	13,400	276,442
Idearc, Inc.^	79,600	289,744
Interpublic Group of Cos., Inc.*^	96,400	810,724
Liberty Global, Inc., Class A*^	90,600	3,087,648
Liberty Media Corp., Entertainment Series, Class A*	277,000	6,271,280
McClatchy Co., Class A^	24,300	260,010
New York Times Co., Class A^	57,400	1,083,712
R.H. Donnelley Corp.*^	38,500	194,810
Regal Entertainment Group, Class A^	8,000	154,320
Virgin Media, Inc.^	426,600	6,002,262
Warner Music Group Corp.^	9,200	45,816
Washington Post Co., Class B	3,100	2,050,650

		30,615,111

Multiline Retail (0.0%)
Dillard’s, Inc., Class A^	30,800	530,068
Saks, Inc.*^	10,900	135,923

		665,991

Specialty Retail (1.1%)
American Eagle Outfitters, Inc.	251,300	4,400,263
AnnTaylor Stores Corp.*	6,600	159,588
AutoNation, Inc.*^	74,100	1,109,277
Barnes & Noble, Inc.^	23,500	720,275
Circuit City Stores, Inc.^	52,500	208,950
Foot Locker, Inc.	83,300	980,441
Gap, Inc.	296,400	5,833,152
Office Depot, Inc.*	111,400	1,230,970
OfficeMax, Inc.	21,900	419,166
Penske Auto Group, Inc.^	30,300	589,638
RadioShack Corp.^	21,900	355,875

		16,007,595

Textiles, Apparel & Luxury Goods (0.5%)
Jones Apparel Group, Inc.	45,800	614,636
Liz Claiborne, Inc.^	194,700	3,533,805
VF Corp.	47,900	3,712,729

		7,861,170

Total Consumer Discretionary		139,475,048

Consumer Staples (6.3%)
Beverages (0.9%)
Brown-Forman Corp., Class B^	12,400	821,128
Coca-Cola Enterprises, Inc.^	167,300	4,048,660
Constellation Brands, Inc., Class A*	102,900	1,818,243
Molson Coors Brewing Co., Class B	62,500	3,285,625
Pepsi Bottling Group, Inc.	56,600	1,919,306
PepsiAmericas, Inc.	31,700	809,301

		12,702,263

Food & Staples Retailing (0.9%)
BJ’s Wholesale Club, Inc.*	35,100	1,252,719
Rite Aid Corp.*^	365,400	1,074,276
Safeway, Inc.	237,100	6,958,885
SUPERVALU, Inc.	112,800	3,381,744

		12,667,624

Food Products (4.0%)
Bunge Ltd.^	103,700	9,009,456
Campbell Soup Co.	53,500	1,816,325
Chaoda Modern Agriculture (Holdings) Ltd.	2,986,000	3,391,678

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
ConAgra Foods, Inc.	267,400	$6,404,230
Corn Products International, Inc.^	40,000	1,485,600
Cosan Ltd., Class A*	131,100	1,615,152
Dean Foods Co.	354,800	7,127,932
Del Monte Foods Co.	108,400	1,033,052
H.J. Heinz Co.	78,300	3,677,751
Hershey Co.^	26,600	1,002,022
Hormel Foods Corp.^	39,700	1,653,902
JM Smucker Co.	30,400	1,538,544
Marine Harvest ASA*^	10,488,000	6,137,488
McCormick & Co., Inc. (Non-Voting)	23,600	872,492
Sara Lee Corp.	188,100	2,629,638
Smithfield Foods, Inc.*^	183,800	4,734,688
Tyson Foods, Inc., Class A	141,800	2,261,710
Wm. Wrigley Jr. Co.^	15,400	967,736

		57,359,396

Household Products (0.1%)
Church & Dwight Co., Inc.	2,000	108,480
Clorox Co.	5,900	334,176
Energizer Holdings, Inc.*^	8,500	769,080

		1,211,736

Personal Products (0.1%)
Alberto-Culver Co.^	37,400	1,025,134
Avon Products, Inc.	18,400	727,536

		1,752,670

Tobacco (0.3%)
Loews Corp.- Carolina Group	23,700	1,719,435
UST, Inc.	35,900	1,957,268

		3,676,703

Total Consumer Staples		89,370,392

Energy (7.4%)
Energy Equipment & Services (1.2%)
Cie Generale de Geophysique- Veritas (Sponsored ADR)*	104,600	5,178,746
ENSCO International, Inc.	5,800	363,196
Helix Energy Solutions Group, Inc.*	10,000	315,000
Helmerich & Payne, Inc.^	55,500	2,601,285
Nabors Industries Ltd.*	17,800	601,106
Patterson-UTI Energy, Inc.^	84,100	2,201,738
Pride International, Inc.*	23,100	807,345
Rowan Cos., Inc.	17,100	704,178
SBM Offshore N.V.	54,949	1,772,317
SEACOR Holdings, Inc.*	12,100	1,032,856
Tidewater, Inc.^	9,700	534,567
Unit Corp.*	5,400	305,910

		16,418,244

Oil, Gas & Consumable Fuels (6.2%)
Arch Coal, Inc.	87,600	3,810,600
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (ADR)*	515,700	1,344,894
Chesapeake Energy Corp.	108,700	5,016,505
Cimarex Energy Co.^	44,700	2,446,878
Continental Resources, Inc.*	8,500	271,065
El Paso Corp.	375,900	6,254,976
Forest Oil Corp.*	42,300	2,071,008
Frontier Oil Corp.	29,400	801,444
Hess Corp.	149,000	13,138,820
Murphy Oil Corp.	101,000	8,296,140
Newfield Exploration Co.*^	252,500	13,344,625
Noble Energy, Inc.^	135,000	9,828,000
Overseas Shipholding Group, Inc.^	16,800	1,176,672
Pioneer Natural Resources Co.	66,300	3,256,656
Plains Exploration & Production Co.*^	59,883	3,182,183
SandRidge Energy, Inc.*^	8,100	317,115
Spectra Energy Corp.	339,200	7,716,800
St. Mary Land & Exploration Co.	33,700	1,297,450
Teekay Corp.^	21,700	921,599
Uranium One, Inc.*	513,700	1,691,564
USEC, Inc.*^	183,100	677,470
W&T Offshore, Inc.^	5,700	194,427
Western Refining, Inc.^	7,200	96,984
Williams Cos., Inc.	52,400	1,728,152

		88,882,027

Total Energy		105,300,271

Financials (21.5%)
Capital Markets (2.0%)
Affiliated Managers Group, Inc.*	55,800	5,063,292
Allied Capital Corp.^	87,100	1,605,253
American Capital Strategies Ltd.^	100,900	3,446,744
Ameriprise Financial, Inc.	126,300	6,548,655
BlackRock, Inc./New York^	14,700	3,001,446
E*TRADE Financial Corp.*^	144,400	557,384
GLG Partners, Inc.*^	5,900	70,033
Invesco Ltd.^	46,600	1,135,176
Janus Capital Group, Inc.	20,300	472,381
Jefferies Group, Inc.^	67,300	1,085,549
Legg Mason, Inc.	41,600	2,328,768
MF Global Ltd.*	24,200	239,822
Northern Trust Corp.	17,900	1,189,813
Raymond James Financial, Inc.^	50,500	1,160,490

		27,904,806

Commercial Banks (3.9%)
Associated Banc-Corp.^	68,500	1,824,155
Bancorpsouth, Inc.^	44,100	1,021,356
Bank of Hawaii Corp.^	17,600	872,256
BOK Financial Corp.^	11,900	621,537
City National Corp./California^	22,000	1,088,120
Colonial BancGroup, Inc.^	85,300	821,439
Comerica, Inc.	83,700	2,936,196
Commerce Bancshares, Inc./Missouri^	39,275	1,650,728
Cullen/Frost Bankers, Inc.^	32,200	1,707,888
East West Bancorp, Inc.^	33,900	601,725
First Citizens BancShares, Inc./North Carolina, Class A^	3,200	445,920
First Horizon National Corp.^	67,500	945,675
Fulton Financial Corp.^	93,000	1,142,970
Huntington Bancshares, Inc./Ohio^	551,772	5,931,549
KeyCorp.	213,400	4,684,130
M&T Bank Corp.	103,900	8,361,872
Marshall & Ilsley Corp.^	139,100	3,227,120
Popular, Inc.^	501,500	5,847,490
Synovus Financial Corp.^	92,700	1,025,262
TCF Financial Corp.^	69,400	1,243,648
UnionBanCal Corp.	25,700	1,261,356
Valley National Bancorp^	64,600	1,240,966
Webster Financial Corp.^	70,700	1,970,409
Whitney Holding Corp.^	36,300	899,877
Wilmington Trust Corp.^	36,900	1,147,590
Zions Bancorp^	58,000	2,641,900

		55,163,134

Consumer Finance (0.1%)
AmeriCredit Corp.*^	59,000	594,130
Student Loan Corp.^	2,100	207,690

		801,820

Diversified Financial Services (0.8%)
CIT Group, Inc.	259,100	3,070,335

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
First Pacific Co.	4,700,000	$3,098,045
Leucadia National Corp.^	88,000	3,979,360
Liberty Media Corp., Capital Series, Class A*	69,300	1,090,782
MSCI, Inc., Class A*	1,200	35,700
NASDAQ OMX Group, Inc.*	14,900	576,034

		11,850,256

Insurance (7.3%)
Alleghany Corp.*^	2,754	940,491
Allied World Assurance Co. Holdings Ltd./Bermuda	26,200	1,040,140
Ambac Financial Group, Inc.^	248,300	1,427,725
American Financial Group, Inc./Ohio^	44,200	1,129,752
American National Insurance Co.^	8,400	896,280
Aon Corp.	157,600	6,335,520
Arch Capital Group Ltd.*	24,200	1,661,814
Arthur J. Gallagher & Co.^	40,600	958,972
Assurant, Inc.	65,000	3,955,900
Axis Capital Holdings Ltd.	82,500	2,803,350
Cincinnati Financial Corp.	92,200	3,507,288
CNA Financial Corp.^	14,500	373,955
Conseco, Inc.*	101,200	1,032,240
Endurance Specialty Holdings Ltd.^	28,800	1,054,080
Erie Indemnity Co., Class A	19,500	998,205
Everest Reinsurance Group Ltd.	125,900	11,271,827
Fidelity National Financial, Inc., Class A^	119,000	2,181,270
First American Corp.^	49,200	1,669,848
Genworth Financial, Inc., Class A	233,400	5,284,176
Hanover Insurance Group, Inc.	26,200	1,077,868
HCC Insurance Holdings, Inc.	34,200	775,998
Markel Corp.*^	5,300	2,331,841
MBIA, Inc.^	126,700	1,548,274
Mercury General Corp.^	14,400	638,064
Nationwide Financial Services, Inc.	28,400	1,342,752
Old Republic International Corp.	124,200	1,603,422
OneBeacon Insurance Group Ltd.^	15,300	291,006
PartnerReinsurance Ltd.^	23,700	1,808,310
Philadelphia Consolidated Holding Corp.*^	7,200	231,840
Principal Financial Group, Inc.^	135,700	7,561,204
Protective Life Corp.	37,600	1,525,056
Reinsurance Group of America, Inc.^	170,400	9,276,576
RenaissanceReinsurance Holdings Ltd.	35,300	1,832,423
Safeco Corp.	48,200	2,115,016
StanCorp Financial Group, Inc.	26,600	1,269,086
Torchmark Corp.	48,700	2,927,357
Transatlantic Holdings, Inc.^	9,300	617,055
Unitrin, Inc.^	24,500	865,830
Unum Group	418,500	9,211,185
W.R. Berkley Corp.	63,100	1,747,239
Wesco Financial Corp.^	740	298,960
White Mountains Insurance Group Ltd.	4,900	2,352,000
XL Capital Ltd., Class A	88,100	2,603,355

		104,374,550

Real Estate Investment Trusts (REITs) (6.1%)
AMB Property Corp. (REIT)	53,500	2,911,470
Annaly Capital Management, Inc. (REIT)^	244,600	3,747,272
Apartment Investment & Management Co. (REIT)	46,577	1,667,923
AvalonBay Communities, Inc. (REIT)^	42,800	4,131,056
Boston Properties, Inc. (REIT)	55,000	5,063,850
Brandywine Realty Trust (REIT)^	46,700	792,032
BRE Properties, Inc. (REIT)^	27,200	1,239,232
Camden Property Trust (REIT)	28,300	1,420,660
CapitalSource, Inc. (REIT)^	31,200	301,704
CBL & Associates Properties, Inc. (REIT)^	35,200	828,256
Colonial Properties Trust (REIT)^	25,200	606,060
Developers Diversified Realty Corp. (REIT)^	67,100	2,810,148
Douglas Emmett, Inc. (REIT)^	55,600	1,226,536
Duke Realty Corp. (REIT)^	21,200	483,572
Equity Residential (REIT)	145,500	6,036,795
Essex Property Trust, Inc. (REIT)^	7,100	809,258
Federal Realty Investment Trust (REIT)	15,000	1,169,250
General Growth Properties, Inc. (REIT)	52,000	1,984,840
HCP, Inc. (REIT)^	116,700	3,945,627
Health Care REIT, Inc. (REIT)^	39,000	1,760,070
Hospitality Properties Trust (REIT)^	50,400	1,714,608
Host Hotels & Resorts, Inc. (REIT)^	280,200	4,460,784
HRPT Properties Trust (REIT)^	121,000	814,330
iStar Financial, Inc. (REIT)^	68,800	965,264
Kimco Realty Corp. (REIT)^	115,300	4,516,301
Liberty Property Trust (REIT)^	220,200	6,850,422
Mack-Cali Realty Corp. (REIT)^	36,500	1,303,415
Plum Creek Timber Co., Inc. (REIT)^	87,500	3,561,250
ProLogis (REIT)	17,200	1,012,392
Public Storage (REIT)	61,800	5,476,716
Rayonier, Inc. (REIT)^	39,000	1,694,160
Regency Centers Corp. (REIT)	37,300	2,415,548
SL Green Realty Corp. (REIT)^	31,900	2,598,893
Taubman Centers, Inc. (REIT)	13,000	677,300
Thornburg Mortgage, Inc. (REIT)^	70,800	75,048
Vornado Realty Trust (REIT)	71,700	6,181,257

		87,253,299

Real Estate Management & Development (0.0%)
Forestar Real Estate Group, Inc.*^	18,900	470,799

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	46,600	1,265,656
Capitol Federal Financial^	3,600	134,928
Guaranty Financial Group, Inc.*^	19,100	202,842
Hudson City Bancorp, Inc.	175,900	3,109,912
IndyMac Bancorp, Inc.^	43,600	216,256
MGIC Investment Corp.^	44,600	469,638
New York Community Bancorp, Inc.^	172,600	3,144,772
People’s United Financial, Inc.^	58,900	1,019,559
PMI Group, Inc.^	44,000	256,080
Radian Group, Inc.^	43,500	285,795
Sovereign Bancorp, Inc.^	707,500	6,593,900
TFS Financial Corp.	46,900	564,207
Washington Federal, Inc.^	46,900	1,071,196

		18,334,741

Total Financials		306,153,405

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (4.2%)
Biotechnology (0.6%)
Alkermes, Inc.*^	400,700	$4,760,316
Millennium Pharmaceuticals, Inc.*	77,200	1,193,512
Theravance, Inc.*^	248,900	2,620,917

		8,574,745

Health Care Equipment & Supplies (1.0%)
Beckman Coulter, Inc.	6,300	406,665
Cooper Cos., Inc.^	141,200	4,861,516
Hillenbrand Industries, Inc.^	27,400	1,309,720
Kinetic Concepts, Inc.*^	5,300	245,019
West Pharmaceutical Services, Inc.^	163,300	7,222,759

		14,045,679

Health Care Providers & Services (0.8%)
AmerisourceBergen Corp.	48,600	1,991,628
Brookdale Senior Living, Inc.^	15,300	365,670
Community Health Systems, Inc.*^	47,000	1,577,790
Coventry Health Care, Inc.*	5,500	221,925
Health Management Associates, Inc., Class A*^	130,100	688,229
Health Net, Inc.*	120,600	3,714,480
LifePoint Hospitals, Inc.*^	31,000	851,570
Omnicare, Inc.^	57,300	1,040,568
Quest Diagnostics, Inc.	6,200	280,674
Tenet Healthcare Corp.*	57,900	327,714
Universal Health Services, Inc., Class B	17,700	950,313

		12,010,561

Health Care Technology (0.0%)
IMS Health, Inc.	10,600	222,706

Life Sciences Tools & Services (0.5%)
Applera Corp.- Applied Biosystems Group	74,200	2,438,212
Charles River Laboratories International, Inc.*^	23,800	1,402,772
Invitrogen Corp.*	15,700	1,341,879
PerkinElmer, Inc.	48,200	1,168,850

		6,351,713

Pharmaceuticals (1.3%)
Barr Pharmaceuticals, Inc.*	233,100	11,261,061
Endo Pharmaceuticals Holdings, Inc.*	209,800	5,022,612
King Pharmaceuticals, Inc.*	130,800	1,137,960
Watson Pharmaceuticals, Inc.*^	23,100	677,292

		18,098,925

Total Health Care		59,304,329

Industrials (11.5%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.*^	73,000	7,557,690
DRS Technologies, Inc.^	20,700	1,206,396
Goodrich Corp.	15,400	885,654
L-3 Communications Holdings, Inc.	44,600	4,876,564
Spirit Aerosystems Holdings, Inc., Class A*	7,000	155,260

		14,681,564

Airlines (0.8%)
Northwest Airlines Corp.*^	549,400	4,939,106
Southwest Airlines Co.	311,300	3,860,120
U.S. Airways Group, Inc.*^	44,100	392,931
UAL Corp.^	101,400	2,183,142

		11,375,299

Building Products (0.6%)
Armstrong World Industries, Inc.^	10,500	374,430
Lennox International, Inc.	25,100	902,847
Masco Corp.^	191,000	3,787,530
Owens Corning, Inc.*^	59,200	1,073,296
USG Corp.*^	43,000	1,583,260

		7,721,363

Commercial Services & Supplies (1.9%)
Allied Waste Industries, Inc.*	130,200	1,407,462
Avery Dennison Corp.^	7,800	384,150
Cintas Corp.	17,400	496,596
Copart, Inc.*	113,300	4,391,508
PHH Corp.*	279,800	4,876,914
Pitney Bowes, Inc.	21,500	752,930
R.R. Donnelley & Sons Co.^	300,900	9,120,279
Republic Services, Inc.	9,100	266,084
Steelcase, Inc., Class A^	9,300	102,858
United Stationers, Inc.*^	108,200	5,161,140

		26,959,921

Construction & Engineering (0.5%)
KBR, Inc.	90,600	2,512,338
Shaw Group, Inc.*	3,700	174,418
URS Corp.*	152,100	4,972,149

		7,658,905

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	66,600	2,673,990
Hubbell, Inc., Class B	21,300	930,597

		3,604,587

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.^	24,300	812,592
Teleflex, Inc.	79,100	3,773,861

		4,586,453

Machinery (3.9%)
AGCO Corp.*^	50,200	3,005,976
Crane Co.	27,300	1,101,555
Dover Corp.	69,800	2,916,244
Eaton Corp.	69,400	5,529,098
Flowserve Corp.	3,100	323,578
Gardner Denver, Inc.*	28,400	1,053,640
Ingersoll-Rand Co., Ltd., Class A	137,200	6,116,376
ITT Corp.	85,400	4,424,574
Kennametal, Inc.	174,700	5,141,421
Lincoln Electric Holdings, Inc.	7,300	470,777
Pall Corp.	5,700	199,899
Parker Hannifin Corp.	93,250	6,459,428
Pentair, Inc.^	214,200	6,832,980
SPX Corp.	28,100	2,947,690
Timken Co.	50,900	1,512,748
Toro Co.^	159,700	6,609,983
Trinity Industries, Inc.^	5,500	146,575

		54,792,542

Marine (0.4%)
Alexander & Baldwin, Inc.^	23,000	990,840
American Commercial Lines, Inc.*^	305,300	4,823,740

		5,814,580

Road & Rail (1.4%)
Avis Budget Group, Inc.*	35,600	378,072
Con-way, Inc.	5,400	267,192
CSX Corp.	179,500	10,064,565
Hertz Global Holdings, Inc.*	59,900	722,394
Kansas City Southern, Inc.*^	16,400	657,804
Ryder System, Inc.^	31,200	1,900,392
Werner Enterprises, Inc.^	304,500	5,651,520
YRC Worldwide, Inc.*^	31,200	409,344

		20,051,283

Trading Companies & Distributors (0.4%)
GATX Corp.^	15,800	617,306
Genesis Lease Ltd. (ADR)^	300,500	4,372,275

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
United Rentals, Inc.*^	46,100	$868,524
W.W. Grainger, Inc.	5,900	450,701

		6,308,806

Total Industrials		163,555,303

Information Technology (8.3%)
Communications Equipment (0.7%)
ADC Telecommunications, Inc.*^	63,000	761,040
CommScope, Inc.*	2,700	94,041
JDS Uniphase Corp.*^	480,800	6,437,912
Juniper Networks, Inc.*^	78,100	1,952,500
Tellabs, Inc.*^	214,800	1,170,660

		10,416,153

Computers & Peripherals (0.9%)
Lexmark International, Inc., Class A*	23,100	709,632
NCR Corp.*	157,300	3,591,159
QLogic Corp.*	7,800	119,730
SanDisk Corp.*	49,700	1,121,729
Seagate Technology	181,200	3,794,328
Teradata Corp.*	84,500	1,864,070
Western Digital Corp.*	83,600	2,260,544

		13,461,192

Electronic Equipment & Instruments (2.1%)
Arrow Electronics, Inc.*	370,500	12,467,325
Avnet, Inc.*	33,100	1,083,363
AVX Corp.^	22,000	281,820
Flextronics International Ltd.*	780,100	7,325,139
Ingram Micro, Inc., Class A*	77,900	1,233,157
Jabil Circuit, Inc.	36,900	349,074
Kingboard Laminates Holdings Ltd.	6,852,000	4,032,323
Molex, Inc.^	31,800	736,488
Sanmina-SCI Corp.*	223,400	361,908
Tech Data Corp.*	29,500	967,600
Vishay Intertechnology, Inc.*	82,500	747,450

		29,585,647

IT Services (1.4%)
Affiliated Computer Services, Inc., Class A*	28,900	1,448,179
CACI International, Inc., Class A*	192,400	8,763,820
Computer Sciences Corp.*	87,800	3,581,362
Convergys Corp.*	68,400	1,030,104
Electronic Data Systems Corp.	114,700	1,909,755
Fidelity National Information Services, Inc.	16,200	617,868
Genpact Ltd.*^	3,100	37,975
Hewitt Associates, Inc., Class A*^	18,000	715,860
Metavante Technologies, Inc.*	46,400	927,536
Unisys Corp.*	186,700	827,081

		19,859,540

Office Electronics (0.5%)
Xerox Corp.	503,200	7,532,904

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*^	192,200	1,132,058
Atmel Corp.*	241,100	839,028
Cree, Inc.*^	34,000	950,640
Fairchild Semiconductor International, Inc.*	496,600	5,919,472
Integrated Device Technology, Inc.*^	65,100	581,343
International Rectifier Corp.*	30,100	647,150
Intersil Corp., Class A	30,800	790,636
LSI Corp.*	156,800	776,160
Micron Technology, Inc.*	273,700	1,633,989
Novellus Systems, Inc.*	21,800	458,890
Rambus, Inc.*^	11,900	277,389
Teradyne, Inc.*	352,000	4,371,840
Varian Semiconductor Equipment Associates, Inc.*^	297,250	8,367,588

		26,746,183

Software (0.8%)
CA, Inc.	82,900	1,865,250
Cadence Design Systems, Inc.*	108,200	1,155,576
Compuware Corp.*	28,100	206,254
Fair Isaac Corp.^	24,500	527,240
McAfee, Inc.*	185,200	6,128,268
Novell, Inc.*	162,900	1,024,641

		10,907,229

Total Information Technology		118,508,848

Materials (7.9%)
Chemicals (4.5%)
Agrium, Inc.	100,800	6,260,688
Air Products & Chemicals, Inc.	61,500	5,658,000
Airgas, Inc.	2,700	122,769
Ashland, Inc.	30,100	1,423,730
Cabot Corp.^	10,300	288,400
Celanese Corp., Class A	156,900	6,126,945
Chemtura Corp.	358,500	2,631,390
Cytec Industries, Inc.	69,900	3,764,115
Eastman Chemical Co.	42,800	2,672,860
FMC Corp.^	207,500	11,514,175
Huntsman Corp.	49,000	1,153,950
International Flavors & Fragrances, Inc.	11,200	493,360
Lubrizol Corp.	27,400	1,520,974
Mosaic Co.*	47,400	4,863,240
PPG Industries, Inc.	88,100	5,330,931
Rhodia S.A.*	180,798	4,221,581
Rohm & Haas Co.^	33,900	1,833,312
RPM International, Inc.	9,100	190,554
Scotts Miracle-Gro Co., Class A^	19,000	615,980
Sigma-Aldrich Corp.^	49,200	2,934,780
Valspar Corp.^	48,500	962,240
Westlake Chemical Corp.^	10,600	138,330

		64,722,304

Containers & Packaging (1.7%)
Bemis Co., Inc.^	56,100	1,426,623
Greif, Inc., Class A^	92,900	6,310,697
Owens-Illinois, Inc.*^	112,300	6,337,089
Pactiv Corp.*^	162,800	4,266,988
Sealed Air Corp.	74,800	1,888,700
Smurfit-Stone Container Corp.*	136,900	1,054,130
Sonoco Products Co.^	53,700	1,537,431
Temple-Inland, Inc.^	56,800	722,496

		23,544,154

Metals & Mining (1.4%)
Carpenter Technology Corp.	11,700	654,849
Cleveland-Cliffs, Inc.	41,200	4,936,584
Commercial Metals Co.^	64,000	1,918,080
Reliance Steel & Aluminum Co.^	31,800	1,903,548
Steel Dynamics, Inc.^	68,000	2,246,720
United States Steel Corp.	63,500	8,056,245

		19,716,026

Paper & Forest Products (0.3%)
Domtar Corp.*^	125,500	857,165
Louisiana-Pacific Corp.^	56,500	518,670
MeadWestvaco Corp.	93,300	2,539,626

		3,915,461

Total Materials		111,897,945

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
CenturyTel, Inc.	58,800	$1,954,512
Citizens Communications Co.	151,500	1,589,235
Embarq Corp.	177,100	7,101,710
Qwest Communications International, Inc.^	863,600	3,912,108
Windstream Corp.	114,800	1,371,860

		15,929,425

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*^	12,600	186,606
Crown Castle International Corp.*^	22,600	779,474
Telephone & Data Systems, Inc.^	30,400	1,193,808
U.S. Cellular Corp.*^	6,100	335,500

		2,495,388

Total Telecommunication Services		18,424,813

Utilities (10.6%)
Electric Utilities (3.4%)
American Electric Power Co., Inc.	214,100	8,912,983
DPL, Inc.^	28,400	728,176
Edison International	174,900	8,573,598
Great Plains Energy, Inc.^	46,200	1,138,830
Hawaiian Electric Industries, Inc.^	44,000	1,050,280
Northeast Utilities	355,400	8,721,516
Pepco Holdings, Inc.	103,700	2,563,464
Pinnacle West Capital Corp.	53,800	1,887,304
PPL Corp.	52,600	2,415,392
Progress Energy, Inc.	138,400	5,771,280
Sierra Pacific Resources	545,600	6,890,928

		48,653,751

Gas Utilities (1.7%)
AGL Resources, Inc.^	41,800	1,434,576
Atmos Energy Corp.	47,700	1,216,350
Energen Corp.	38,500	2,398,550
Equitable Resources, Inc.	15,700	924,730
National Fuel Gas Co.^	44,800	2,115,008
ONEOK, Inc.	55,800	2,490,354
Questar Corp.	60,900	3,444,504
Southern Union Co.	57,700	1,342,679
UGI Corp.	323,600	8,064,112

		23,430,863

Independent Power Producers & Energy Traders (0.7%)
Constellation Energy Group, Inc.	21,700	1,915,459
Dynegy, Inc., Class A*	152,100	1,200,069
Mirant Corp.*	36,200	1,317,318
NRG Energy, Inc.*	25,400	990,346
Reliant Energy, Inc.*	183,400	4,337,410

		9,760,602

Multi-Utilities (4.7%)
Alliant Energy Corp.^	61,100	2,139,111
Ameren Corp.	111,100	4,892,844
CMS Energy Corp.	120,500	1,631,570
Consolidated Edison, Inc.^	145,200	5,764,440
DTE Energy Co.^	87,900	3,418,431
Energy East Corp.	84,800	2,045,376
Integrys Energy Group, Inc.	40,600	1,893,584
MDU Resources Group, Inc.	97,600	2,396,080
NiSource, Inc.	147,100	2,536,004
NSTAR^	57,300	1,743,639
OGE Energy Corp.	49,200	1,533,564
PG&E Corp.	188,700	6,947,934
Puget Energy, Inc.	69,600	1,800,552
SCANA Corp.	62,600	2,289,908
Sempra Energy	141,600	7,544,448
TECO Energy, Inc.	112,500	1,794,375
Vectren Corp.^	41,100	1,102,713
Wisconsin Energy Corp.^	248,300	10,922,717
Xcel Energy, Inc.	219,500	4,379,025

		66,776,315

Water Utilities (0.1%)
Aqua America, Inc.^	66,300	1,245,114

Total Utilities		149,866,645

Total Common Stocks (88.8%) (Cost $1,544,371,067)		1,261,856,999

CONVERTIBLE PREFERRED STOCKS:
Financials (0.0%)
Real Estate Investment Trusts (REITs) (0.0%)
Thornburg Mortgage, Inc. (REIT), 10.000%^ (Cost $1,384,653)	59,000	250,750

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs) (10.3%)
iShares Morningstar Mid Core Index Fund^	105,666	7,979,896
iShares Morningstar Mid Growth Index Fund^	28,330	2,469,243
iShares Morningstar Mid Value Index Fund^	301,037	21,647,571
iShares Russell Midcap Growth Index Fund	11,077	1,122,100
iShares Russell Midcap Index Fund^	31,619	2,957,957
iShares Russell Midcap Value Index Fund^	596,135	76,662,961
iShares S&P MidCap 400 Growth Index Fund^	3,124	254,637
iShares S&P MidCap 400 Index Fund	88,055	6,842,754
iShares S&P MidCap 400/ BARRA Value Index Fund^	365,262	26,675,084

Total Investment Companies (10.3%) (Cost $178,711,455)		146,612,203

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Securities (0.0%)
U.S. Treasury Bills
1.26%, 6/26/08 #(p)	$400,000	398,782

Short-Term Investments of Cash Collateral for Securities Loaned (28.7%)
American Express Bank FSB
2.79%, 7/18/08 (l)	10,000,000	10,000,000
Banco Bilbao Vizcaya Argentaria S.A.
3.15%, 4/1/08	10,000,000	10,000,000
Bank of Ireland
3.30%, 4/1/08	8,000,000	8,000,000
BCP Finance Bank Ltd.
3.17%, 9/2/08 (l)	10,000,000	10,000,000
Calyon/New York
2.41%, 7/2/10 (l)	9,995,332	9,995,332
CAM U.S. Finance S.A.U.
3.29%, 2/2/09 (l)	10,000,000	10,000,000
CC USA, Inc.
2.38%, 2/12/09 (l)	14,994,638	14,994,638
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	4,000,000	4,000,000
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	5,000,000	5,000,000
Comerica Bank
2.37%, 8/7/08 (l)	17,996,969	17,996,969

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Den Danske Bank/London
3.10%, 4/1/08	$15,000,000	$15,000,000
Deutsche Bank Securities, Inc., Repurchase Agreements
2.75%, 4/1/08 (r)	50,000,000	50,000,000
3.00%, 4/1/08 (r)	91,144,914	91,144,914
Dexia Bank
3.30%, 4/1/08	7,000,000	7,000,000
Goldman Sachs Group, Inc.
2.41%, 3/27/09 (l)	5,000,000	5,000,000
Bank of Scotland plc
2.37%, 7/17/08 (l)	6,000,000	6,000,000
Links Finance LLC
2.37%, 6/22/09 (l)	14,995,304	14,995,304
Lloyds Bank plc/London
3.40%, 4/1/08	15,000,000	15,000,000
MassMutual Global Funding II
2.40%, 3/26/10 (l)	10,000,000	10,000,000
Monumental Global Funding II
2.36%, 4/25/08 (l)	10,000,000	10,000,000
Morgan Stanley
3.59%, 2/9/09 (l)	14,226,636	14,226,636
National Bank of Canada/New York
2.95%, 4/16/08 (l)	6,000,000	6,000,000
Norddeutsche Landesbank Girozentrale
3.25%, 4/1/08	10,000,000	10,000,000
3.40%, 4/1/08	10,000,000	10,000,000
Pricoa Global Funding I
2.36%, 5/23/08 (l)	8,000,000	8,000,000
2.37%, 9/22/08 (l)	5,000,000	5,000,000
Royal Bank of Scotland Group plc/London
3.15%, 4/1/08	10,000,000	10,000,000
Swedbank AB/New York
2.94%, 4/16/08 (l)	5,000,000	5,000,000
Unicredito Italiano Bank (Ireland) plc
3.09%, 8/8/08 (l)	10,000,000	10,000,000
Wells Fargo & Co.
3.12%, 8/3/09 (l)	5,000,000	5,000,000

Total Short-Term Investments of Cash Collateral for Securities Loaned		407,353,793

Time Deposit (0.7%)
JPMorgan Chase Nassau
1.59%, 4/1/08	9,826,414	9,826,414

Total Short-Term Investments (29.4%) (Cost/Amortized Cost $417,579,108)		417,578,989

Total Investments (128.5%) (Cost/Amortized Cost $2,142,046,283)		1,826,298,941
Other Assets Less Liabilities (-28.5%)		(405,175,359)

Net Assets (100%)		$1,421,123,582

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR	— American Depositary Receipt

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/08	Unrealized Appreciation
S&P MidCap 400 E-Mini	104	June-08	$7,994,391	$8,127,600	$133,209

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

EQ ADVISORS TRUST

MARKETPLUS MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,384,721,625	$441,577,316	$—	$1,826,298,941
Other Investments*	133,209	—	—	133,209

Total	$1,384,854,834	$441,577,316	$—	$1,826,432,150

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$58,073,706
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$148,351,862

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,281,045
Aggregate gross unrealized depreciation	(375,854,410)

Net unrealized depreciation	$(320,573,365)

Federal income tax cost of investments	$2,146,872,306

At March 31, 2008, the Portfolio had loaned securities with a total value of $401,868,811. This was secured by collateral of $407,353,793 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $809,381, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $115 as brokerage commissions with BNP Paribas, an affiliated broker/dealer.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

Note 1 Valuation

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price (except for securities sold short that are valued at the closing price or the mean of the latest available ask and bid price). Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investment securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term investment securities, which mature in more than 60 days are valued at representative quoted prices. The EQ/Money Market Portfolio values all short-term investment securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Trustees.

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NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2008 (Unaudited)

Investments in the All Asset Allocation Portfolio are valued based on the net asset value per share of each underlying fund which follow the policies as described above. In addition, underlying investment companies traded on a securities exchange in the All Asset Allocation Portfolio are valued based on the official closing price on the date of valuation.

Investments in the EQ/Franklin Templeton Founding Strategy Portfolio are valued based on the net asset value per share of each underlying open-end fund which follow the policies as described above.

Investments in the EQ/International ETF Portfolio are valued based on the official closing price of the underlying investment companies on the date of valuation.

Investments in Exchange Traded Funds (ETFs) found in the MarketPLUS International Core, MarketPLUS Large Cap Core, MarketPLUS Large Cap Growth and MarketPLUS Mid Cap Value Portfolios are valued based on the official closing price of the underlying investment companies on the date of valuation.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Trustees have approved the lending of portfolio securities, through JPMorgan Chase Bank N.A. (“JPMorgan Chase”), acting as lending agent to certain broker-dealers, in exchange for

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2008 (Unaudited)

negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the returns on the investment of the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of a Portfolio’s securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan Chase will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan Chase invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returns. The net amount earned by lending investment securities is included in the Statements of Operations as securities lending income. At March 31, 2008, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan Chase and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the invested collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2008 (Unaudited)

“against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

The AXA Rosenberg Value Long/Short Equity Portfolio engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Portfolio is held by one broker. The Portfolio is subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

March 31, 2008 (Unaudited)

recognized as unrealized appreciation or depreciation by “marking to market.” The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. Certain Portfolios may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Portfolio under which the parties agree to make payments to each other as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Portfolios had swap contracts outstanding at March 31, 2008.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rates as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

March 31, 2008 (Unaudited)

Note 2 Subsequent Events

Effective May 1, 2008, the names of the following Portfolios changed as below.

Old Name	New Name
MarketPLUS International Core	EQ/International Core PLUS
MarketPLUS Large Cap Core	EQ/Large Cap Core PLUS
MarketPLUS Large Cap Growth	EQ/Large Cap Growth PLUS
MarketPLUS Mid Cap Value	EQ/Mid Cap Value PLUS

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer May 29, 2008

By:	/s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer May 29, 2008